UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22811

Bridge Builder Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Helge K. Lee, Secretary

Bridge Builder Trust

c/o 12555 Manchester Road

Des Peres, MO 63131

(Name and address of agent for service)

414-287-3700

Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2016

Date of reporting period: June 30, 2016

Item 1.	Reports to Stockholders.

Bridge BuilderTM
MUTUAL FUNDS
Annual Report
June 30, 2016
Bridge Builder Core Bond Fund
Bridge Builder Core Plus Bond Fund
Bridge Builder Municipal Bond Fund
Bridge Builder Large Cap Growth Fund
Bridge Builder Large Cap Value Fund
Bridge Builder Small/Mid Cap Growth Fund
Bridge Builder Small/Mid Cap Value Fund
Bridge Builder International Equity Fund

Annual Report • June 30, 2016

Bridge Builder Mutual Funds

Letter to Shareholders (Unaudited)

Dear Shareholder,

It is our pleasure to provide you with the Bridge Builder Mutual Funds annual report for the 12-month period ended June 30, 2016. In this report you will find fund performance information, summaries of portfolio holdings, financial statements and other important information about each of the Bridge Builder Mutual Funds.

During the last year, three additional funds were added to the Bridge Builder lineup: the Bridge Builder Core Plus Bond Fund, the Bridge Builder Municipal Bond Fund, and the Bridge Builder International Equity Fund. Additionally, Loomis, Sayles & Company, L.P. was added as a sub-adviser to the Bridge Builder Core Bond Fund while Stephens Investment Management Group, LLC was added to the Bridge Builder Small/Mid Cap Growth Fund.

For details about individual fund performance and market commentary, please refer to the Management’s Discussion of Fund Performance section of this report for each fund.

The Bridge Builder Mutual Funds are available exclusively through Edward Jones Advisory Solutions®, an asset allocation program providing investment advisory services. Each Bridge Builder Fund uses a multi-manager structure, where several leading asset management firms are selected to invest a portion of the mutual fund’s assets. Each manager within the mutual fund brings a unique perspective and investment approach. These managers are selected by Olive Street Investment Advisers, LLC (“Olive Street”), an affiliate of Edward Jones, and are board approved. Olive Street strives to combine complementary investment styles, performance patterns and portfolio characteristics and to invest in high-quality strategies that have generally demonstrated a track record of success. We select managers we expect to use for the long term. The mutual funds are managed according to the key tenets of our investment philosophy: diversification, high quality and a long-term approach.

For additional information about the funds, visit www.bridgebuildermutualfunds.com.

We look forward to playing an important role in helping you pursue your financial goals.

Sincerely,

William H. Broderick, III	Chairman, Bridge Builder Trust

William E. Fiala	Vice President, Olive Street Investment Advisers Principal, Edward Jones Investment Advisory

Annual Report • June 30, 2016	1

Bridge Builder Core Bond Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Core Bond Fund (the “Fund”) is to provide total return (capital appreciation plus income).

Investment Strategy

The Fund’s assets are allocated across different fixed-income market sectors and maturities. Most of the Fund’s investments are fixed-income securities issued or guaranteed by the U.S. government or its agencies, municipalities, U.S. corporate issuers, asset-backed securities, privately-issued securities, floating rate securities, and mortgage-related and mortgage-backed securities. The Fund employs a multi-manager sub-advised structure.

Investment Commentary

For the fiscal year ended June 30, 2016, the Fund returned 6.51%, which outperformed its benchmark, the Barclays Capital U.S. Aggregate Bond Index, return of 6.00%. This period was generally positive for bonds as a general decline in interest rates provided a constructive backdrop. There was heightened volatility over the period, as market participants digested mixed economic data from the U.S. and the first rate hike from the Federal Reserve Board (the “Fed”) in nearly a decade. Despite the Fed’s action to raise its key interest rate in December 2015, monetary policy has remained accommodative, which helped support investors’ risk appetite. This contributed to the strong returns in corporate bonds.

The decline in interest rates was the biggest contributor to the Fund’s overall positive returns. This was primarily due to the Fund’s allocation to longer maturity bonds, which received the biggest boost from the decline in rates. From a sector perspective, the Fund’s largest allocation was to securitized bonds, primarily mortgage backed securities. While this sector delivered positive returns, it was one of the weaker performing areas. Relative to its benchmark the Fund is overweight corporate bonds, which contributed to relative outperformance. Additionally, security selection within corporate bonds and asset backed securities contributed to relative performance. The Fund’s overweight to mortgage-backed securities was a detractor to relative performance.

Investment Sub-advisers

Robert W. Baird & Co., Inc. utilizes a structured, risk-controlled philosophy with a disciplined duration approach to invest its allocated portion of the Fund’s assets.	J.P. Morgan Investment Management, Inc. incorporates a bottom-up, value-oriented approach in managing its allocated portion of the Fund’s assets.	Loomis, Sayles & Company, L.P. employs an investment philosophy which focuses on relative value investing on a risk-adjusted basis, seeking to add value for clients primarily through security selection while managing top-down risks in the portfolio.	Prudential Investment Management, Inc. uses a team approach to attempt to add value by tilting toward fixed-income sectors that it believes are attractive and by utilizing its extensive research capabilities to choose attractive fixed-income securities within sectors.

2	Annual Report • June 30, 2016

Bridge Builder Core Bond Fund (continued)

Management’s Discussion of Fund Performance (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Fund from its inception (October 28, 2013) to June 30, 2016 as compared with the Barclays Capital U.S. Aggregate Bond Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2016

vs.

Barclays Capital U.S. Aggregate Bond Index

Fund Performance as of June 30, 2016

	1 Year	Since Inception (10/28/2013)
Bridge Builder Core Bond Fund	6.51%	4.27%
Barclays Capital U.S. Aggregate Bond Index	6.00%	4.01%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratio of the Fund was 0.39%(1) and 0.19%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Advisers fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Mortgage-Backed Obligations	34.0%
Corporate Bonds	30.2%
Government Related	18.8%
Asset-Backed Obligations	8.9%
Short-Term Investments	8.1%
Preferred Stocks	0.0%*
*	Amount less than 0.05%.

Annual Report • June 30, 2016	3

Bridge Builder Core Plus Bond Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Core Plus Bond Fund (the “Fund”) is to provide total return (capital appreciation plus income).

Investment Strategy

The Fund’s assets are allocated across different fixed-income market sectors and maturities. Most of the Fund’s investments are fixed-income securities issued or guaranteed by the U.S. government or its agencies, municipalities, U.S. corporate issuers, asset-backed securities, privately-issued securities, floating rate securities, and mortgage-related and mortgage-backed securities. The Fund may invest in below investment-grade securities, securities issued by foreign entities, including emerging market securities. The Fund employs a multi-manager sub-advised structure.

Investment Commentary

Since the Fund’s inception (July 13, 2015) through June 30, 2016, the Fund returned 5.43%, which underperformed its benchmark, the Barclays Capital U.S. Aggregate Bond Index, return of 6.35%. This period was generally positive for bonds as a general decline in interest rates provided a constructive backdrop. There was heightened volatility over the period, as market participants digested mixed economic data from the U.S. and the first rate hike from the Fed in nearly a decade. Despite the Fed’s action to raise its key interest rate in December 2015, monetary policy has remained accommodative, which helped support investors’ risk appetite. This contributed to the strong returns in corporate bonds.

The decline in interest rates was the biggest contributor to the Fund’s overall positive returns. This was primarily due to the Fund’s allocation to longer maturity bonds, which received the biggest boost from the decline in rates. From a sector perspective, the Fund’s largest allocation was to corporate bonds, which was one of the better performing areas. As the fiscal year included the initial funding period, the Fund’s heightened cash balance was a detractor from relative performance. Additionally, security selection within mortgage-backed securities was a negative contributor. The Fund’s overweight to corporate bonds, and security selection within this sector, were positive contributors.

Investment Sub-advisers

Janus Capital Management, LLC applies a bottom-up fundamental approach in choosing investments. This means that the portfolio managers look at income-producing securities one at a time to determine if a security is an attractive investment opportunity and is consistent with Janus’ and the Fund’s investment policies.	Loomis, Sayles & Company, L.P. generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Loomis Sayles relies primarily on issue selection as the key driver to investment performance. Loomis Sayles also analyzes different sectors of the economy and differences in the yields of various fixed-income securities in an effort to find securities that it believes may produce attractive returns in comparison to these securities’ risk.	Metropolitan West Asset Management, LLC employs a value-oriented fixed-income management philosophy and an investment process predicated on a long-term economic outlook.	T. Rowe Price Associates, Inc. emphasizes the value of in-depth fundamental research, diversification and risk management practices. T. Rowe Price’s strategy integrates top-down sector allocation with bottom-up security selection in pursuit of the Fund’s investment objective.

4	Annual Report • June 30, 2016

Bridge Builder Core Plus Bond Fund (continued)

Management’s Discussion of Fund Performance (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Fund from its inception (July 13, 2015) to June 30, 2016 as compared with the Barclays Capital U.S. Aggregate Bond Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2016

vs.

Barclays Capital U.S. Aggregate Bond Index

Fund Performance as of June 30, 2016

Since Inception (7/13/2015)+
Bridge Builder Core Plus Bond Fund	5.43%
Barclays Capital U.S. Aggregate Bond Index	6.35%
+	Cumulative return for all periods with less than 12 months of performance.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratio of the Fund was 0.44%(1) and 0.26%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611. Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on returns.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Advisers fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Corporate Bonds	29.4%
Mortgage-Backed Obligations	25.9%
Government Related	25.4%
Short-Term Investments	12.9%
Asset-Backed Obligations	5.3%
Bank Loans	0.9%
Preferred Stocks	0.2%

Annual Report • June 30, 2016	5

Bridge Builder Municipal Bond Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Municipal Bond Fund (the “Fund”) is to provide current income exempt from Federal tax, with a secondary goal of preservation of investment principal.

Investment Strategy

The Fund invests under normal conditions, at least 80% of its net assets in municipal securities of any maturity or duration whose interest is exempt from Federal income tax. Municipal securities include debt obligations issued by or on behalf of a governmental entity or other qualifying issuer that pay interest that is generally excludable from gross income for Federal income tax purposes. Interest may be includable in taxable income for investors subject to the alternative minimum tax. The Fund employs a multi-manager sub-advised structure.

Investment Commentary

Since the Fund’s inception (September 14, 2015) through June 30, 2016, the Fund returned 5.46%, which outperformed its benchmark, the Barclays Municipal 1-15 Year Index return of 5.40%. This period was generally positive for municipal bonds as a general decline in interest rates provided a constructive backdrop. Strong demand for municipals also boosted performance, as there was a relatively lower supply of new bond issuance over the period. Credit quality was also a separator of performance with lower quality bonds generally outperforming their higher quality counterparts.

The decline in interest rates was the biggest contributor to the Fund’s overall positive returns. This was primarily due to the Fund’s allocation to longer maturity bonds, which received the biggest boost from the decline in rates. The Fund’s largest allocation was to revenue bonds, which were a stronger performing area of the market. The Fund has a dedicated allocation to below investment grade bonds, which are not included in the index. This resulted in relative outperformance versus the benchmark, as these lower quality bonds performed well over the period. An underweight to transportation and utility bonds contributed to negative relative performance.

Investment Sub-advisers

FIAM LLC, dba Fidelity Institutional Asset Management allocates assets across different market sectors and maturities, normally investing in investment-grade municipal securities. When selecting investments, FIAM dba Fidelity Institutional Asset Management analyzes issuer credit quality, security-specific features, current and potential future valuation, and trading opportunities.	T. Rowe Price Associates Inc.’s investment approach emphasizes in-depth fundamental research, diversification, and strict risk management practices in the pursuit of the Fund’s investment objective. Investment decisions reflect the portfolio managers’ outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various municipal securities.	Wells Capital Management starts its investment process with a top-down, macroeconomic outlook. WellsCap’s security selection is based on several factors including improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities.

6	Annual Report • June 30, 2016

Bridge Builder Municipal Bond Fund (continued)

Management’s Discussion of Fund Performance (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Fund from its inception (September 14, 2015) to June 30, 2016 as compared with the Barclays Municipal 1-15 Year Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2016

vs.

Barclays Municipal 1-15 Year Index

Fund Performance as of June 30, 2016

Since Inception (9/14/2015)+
Bridge Builder Municipal Bond Fund	5.46%
Barclays Municipal 1-15 Year Index	5.40%
+	Cumulative return for all periods with less than 12 months of performance.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratio of the Fund was 0.48%(1) and 0.32%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611. Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on returns.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Advisers fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
General Obligation	28.0%
General Revenue	20.7%
Transportation	12.3%
Healthcare	10.3%
Education	9.6%
Utilities	8.8%
Short-Term Investments	7.1%
Housing	3.2%

Breakdown by State	(% of Long-Term Investments)
Texas	12.6%
New York	10.7%
Illinois	8.8%
Florida	7.4%
Pennsylvania	7.4%
California	5.2%
Connecticut	4.4%
Virginia	4.1%
New Jersey	3.7%
Massachusetts	2.6%
Other	33.1%

Annual Report • June 30, 2016	7

Bridge Builder Large Cap Growth Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Large Cap Growth Fund (the “Fund”) is to provide capital appreciation.

Investment Strategy

The Fund primarily invests in equity securities of large-capitalization companies, which are defined as those whose market capitalizations typically fall within the range of the Russell 1000® Index. The Fund follows an investing style that favors growth investments and employs a multi-manager sub-advised structure.

Investment Commentary

For the fiscal year ended June 30, 2016, the Fund returned 1.14%, while its benchmark, the Russell 1000® Growth Index, returned 3.02% for the period, which resulted in overall underperformance. The higher-dividend-yielding, more defensive sectors such as utilities, telecommunications, REITs, and consumer staples outperformed the broader market. On the other hand, energy, healthcare, and financials were the worst performing sectors of the market over this period. Within the large-capitalization portion of the market there were minimal differences in performance between value and growth style stocks over the time period as a whole.

Compared to its benchmark, the Fund was underweight in telecommunications and REITs, which negatively impacted relative performance as those sectors outperformed the market. Consumer staples also detracted from performance, due to an underweight to the sector as well as poor stock selection within the sector. An overweight to energy also detracted as the sector underperformed the broader market. However, favorable stock selection within energy and information technology contributed to performance, mitigating a portion of the Fund’s overall underperformance.

Investment Sub-advisers

Lazard Asset Management LLC invests primarily in equity securities of U.S. companies that have strong and/or improving financial productivity and are undervalued based on their earnings, cash flow or asset values.	Sustainable Growth Advisers, LP seeks to identify large-capitalization companies that exhibit characteristics such as pricing power, repeat revenue streams and global reach that seem to have the potential for long-term earnings growth within the context of low business risk.	Jennison Associates LLC invests in companies that have strong capital appreciation potential. It follows a highly disciplined investment selection and management process of identifying companies that show superior absolute and relative earnings growth and are believed to be attractively valued.	William Blair Investment Management, LLC invests primarily in a diversified portfolio of equity securities of domestic growth companies of all sizes that are expected to exhibit quality growth characteristics. William Blair performs fundamental company analysis and focuses on stock selection.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the Russell 1000® Growth Index.

8	Annual Report • June 30, 2016

Bridge Builder Large Cap Growth Fund (continued)

Management’s Discussion of Fund Performance (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Fund from its inception (April 27, 2015) to June 30, 2016 as compared with the Russell 1000® Growth Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2016

vs.

Russell 1000® Growth Index

Fund Performance as of June 30, 2016

	1 Year	Since Inception (4/27/2015)
Bridge Builder Large Cap Growth Fund	1.14%	-0.49%
Russell 1000® Growth Index	3.02%	0.69%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratio of the Fund was 0.54%(1) and 0.37%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Advisers fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Information Technology	30.1%
Consumer Discretionary	17.8%
Healthcare	17.1%
Consumer Staples	8.9%
Industrials	7.6%
Financials	7.2%
Short-Term Investments	5.1%
Energy	3.1%
Materials	1.7%
Telecommunication Services	1.4%
Utilities	0.0%*

*	Amount less than 0.05%.

Top Ten Equity Holdings	(% of Net Assets)
Apple, Inc.	3.8%
Alphabet, Inc. -Class A	3.0%
Amazon.com, Inc.	2.9%
Microsoft Corp.	2.6%
Facebook, Inc.	2.4%
Bristol Myers Squibb Co.	2.4%
Lowes Companies, Inc.	2.3%
Visa, Inc.	2.2%
Schlumberger Ltd.	1.8%
Cerner Corp.	1.6%

Annual Report • June 30, 2016	9

Bridge Builder Large Cap Value Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Large Cap Value Fund (the “Fund”) is to provide capital appreciation.

Investment Strategy

The Fund primarily invests in equity securities of large-capitalization companies, which are defined as those whose market capitalizations typically fall within the range of the Russell 1000® Index. The Fund follows an investing style that favors value investments and employs a multi-manager sub-advised structure.

Investment Commentary

For the fiscal year ended June 30, 2016, the Fund returned 2.35%, while its benchmark, the Russell 1000® Value Index, returned 2.86% over the period, which resulted in overall underperformance. The higher-dividend-yielding, more defensive sectors such as utilities, telecommunications, REITs, and consumer staples outperformed the broader market. On the other hand, energy, healthcare, and financials were the worst performing sectors of the market over this period. Within the large-capitalization portion of the market there were minimal differences in performance between value and growth style stocks over the time period as a whole.

Compared to its benchmark, the Fund was underweight in the strongly performing utilities sector, which hurt relative performance. Additionally, the Fund was overweight the consumer discretionary sector, which detracted from performance as the sector underperformed the broader market. The Fund benefited from being underweight the financials sector and from positive bottom-up stock selection.

Investment Sub-advisers

Artisan Partners Limited Partnership employs a fundamental investment process to construct a diversified portfolio of equity securities that are undervalued, in solid financial condition and have attractive business economics.	Barrow, Hanley, Mewhinney & Strauss, LLC believes that equity market inefficiencies can best be exploited through adherence to a value-oriented investment process dedicated to the selection of securities on a bottom-up basis. Barrow Hanley implements this strategy by seeking to construct portfolios of individual stocks that reflect all three value characteristics: price/earnings and price/book ratios below the market, and dividend yields above the market (as measured by the S&P 500 Index).	Wellington Management Company LLP uses substantial proprietary, fundamental research resources to identify companies with superior prospects for dividend growth and capital appreciation that sell at reasonable valuation levels. Wellington Management believes that above-average growth in dividends is an effective and often overlooked indicator of higher quality, shareholder-oriented companies that have the ability to produce consistent, above-average returns over the long term.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the Russell 1000® Value Index.

10	Annual Report • June 30, 2016

Bridge Builder Large Cap Value Fund (continued)

Management’s Discussion of Fund Performance (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Fund from its inception (April 27, 2015) to June 30, 2016 as compared with the Russell 1000® Value Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2016

vs.

Russell 1000® Value Index

Fund Performance as of June 30, 2016

	1 Year	Since Inception (4/27/2015)
Bridge Builder Large Cap Value Fund	2.35%	0.59%
Russell 1000® Value Index	2.86%	1.29%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratio of the Fund was 0.54%(1) and 0.40%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Advisers fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Financials	20.3%
Industrials	14.2%
Healthcare	13.0%
Information Technology	11.9%
Consumer Discretionary	10.3%
Energy	9.1%
Consumer Staples	8.1%
Materials	7.8%
Short-Term Investments	3.2%
Telecommunication Services	1.4%
Utilities	0.7%

Top Ten Equity Holdings	(% of Net Assets)
Berkshire Hathaway, Inc. – Class B	1.8%
Oracle Corp.	1.7%
Medtronic Plc	1.7%
Chubb Ltd.	1.6%
Johnson & Johnson	1.5%
Citigroup, Inc.	1.5%
Merck & Co., Inc.	1.4%
Microsoft Corp.	1.4%
Wells Fargo & Co.	1.3%
Samsung Electronic Co. Ltd.	1.3%

Annual Report • June 30, 2016	11

Bridge Builder Small/Mid Cap Growth Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Small/Mid Cap Growth Fund (the “Fund”) is to provide capital appreciation.

Investment Strategy

The Fund primarily invests in equity securities of small- and mid-capitalization companies, which are defined as those whose market capitalizations typically fall within the range of the Russell MidCap® Index and the Russell 2000® Index. The Fund follows an investing style that favors growth investments and employs a multi-manager sub-advised structure.

Investment Commentary

For the fiscal year ended June 30, 2016, the Fund returned -3.16%, while its benchmark, the Russell 2500® Growth Index, returned -7.69% for the period, which resulted in overall outperformance. For the year, mid-capitalization stocks were slightly positive while small-capitalization stocks fell. The higher-dividend-yielding, more defensive portions of the market such as utilities, REITs and consumer staples outperformed the broader market. Conversely, the energy, healthcare, and consumer discretionary sectors underperformed the broader market. Within the small- and mid-capitalization segment of the market, growth stocks underperformed value stocks.

Compared to its benchmark, the majority of relative outperformance was driven by the healthcare sector. The Fund benefited from positive stock selection in the sector and from being underweight the poorly performing biotechnology industry. The Fund also benefited from being overweight consumer staples, an outperforming sector, and from stock selection within the sector. The Fund’s underweight to REITs and overweight to energy detracted from performance during the period.

Investment Sub-advisers

Eagle Asset Management, Inc. invests primarily in small-capitalization companies. The team generally focuses on investing in small capitalization companies that demonstrate growth potential at a price that does not appear to reflect the company’s true underlying value. The portfolio managers use a three-pronged investment philosophy: quality, valuation and balance.	Champlain Investment Partners, LLC seeks capital appreciation by investing mainly in common stocks of medium-sized companies that it believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Champlain expects to identify a diversified universe of medium-sized companies that trade at a discount to their estimated or intrinsic fair values.	ClearBridge Investments, LLC invests primarily in mid-capitalization companies. The team normally invests in stocks selected for their long-term growth potential. The portfolio managers conduct bottom-up, fundamental research and look for attractive valuations, favorable growth and attractive risk/reward profiles, and strong free cash flow and balance sheets.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization-weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the Russell Midcap® Growth Index, which tracks the performance of mid-capitalization companies, and the Russell 2000® Growth Index, which tracks the performance of small capitalization companies.	Stephens Investment Management Group, LLC employs a disciplined, bottom-up investment selection process that combines rigorous fundamental analysis with quantitative screening in an effort to identify companies that exhibit potential for superior earnings growth that is unrecognized by the markets.

12	Annual Report • June 30, 2016

Bridge Builder Small/Mid Cap Growth Fund (continued)

Management’s Discussion of Fund Performance (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Fund from its inception (April 27, 2015) to June 30, 2016 as compared with the Russell 2500® Growth Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2016

vs.

Russell 2500® Growth Index

Fund Performance as of June 30, 2016

	1 Year	Since Inception (4/27/2015)
Bridge Builder Small/Mid Cap Growth Fund	-3.16%	-3.02%
Russell 2500® Growth Index	-7.69%	-6.36%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratio of the Fund was 0.77%(1) and 0.49%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Advisers fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Information Technology	21.3%
Healthcare	19.3%
Consumer Discretionary	14.9%
Industrials	14.8%
Financials	12.1%
Consumer Staples	6.7%
Short-Term Investments	3.8%
Materials	3.0%
Energy	2.8%
Telecommunication Services	1.1%
Utilities	0.2%

Top Ten Equity Holdings	(% of Net Assets)
Rockwell Automation, Inc.	1.5%
Advance Auto Parts, Inc.	1.3%
IDEX Corp.	1.2%
Mettler-Toledo International, Inc.	1.1%
Core Laboratories NV	1.1%
Fortinet, Inc.	1.1%
Workday, Inc.	1.1%
Ross Stores, Inc.	1.0%
Casey’s General Stores, Inc.	1.0%
Dentsply Sirona, Inc.	0.9%

Annual Report • June 30, 2016	13

Bridge Builder Small/Mid Cap Value Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Small/Mid Cap Value Fund (the “Fund”) is to provide capital appreciation.

Investment Strategy

The Fund primarily invests in equity securities of small- and mid-capitalization companies, which are defined as those whose market capitalizations typically fall within the range of the Russell MidCap® Index and the Russell 2000® Index. The Fund follows an investing style that favors value investments and employs a multi-manager sub-advised structure.

Investment Commentary

For the fiscal year ended June 30, 2016, the Fund returned -3.08%, while its benchmark, the Russell 2500® Value Index, returned 0.22% for the period, which resulted in overall underperformance. For the year, mid-capitalization stocks were slightly positive while small-capitalization stocks fell. The higher-dividend-yielding, more defensive portions of the market such as utilities, REITs and consumer staples outperformed the broader market. Conversely, the energy, healthcare, and consumer discretionary sectors underperformed the broader market. Within the small- and mid-capitalization segment of the market, growth stocks underperformed value stocks.

Compared to its benchmark, the Fund was underweight the higher-dividend-yielding utilities and REITs sectors. Given the strong performance of those two areas, these underweight positions accounted for most of the Fund’s underperformance. The Fund benefited from being underweight the energy sector and from positive stock selection within the sector.

Investment Sub-advisers

Vaughan Nelson Investment Management, LP uses a bottom-up value-oriented investment process. Vaughan Nelson seeks companies that typically possess one or more of the following attributes: companies earning a positive return on capital with stable-to-improving returns, valued at a discount to their asset value, and/or having an attractive and sustainable dividend level.	Boston Partners primarily invests in medium-capitalization companies and uses bottom-up fundamental analysis to make investment decisions. Boston Partner’s strategy seeks to add value through bottom-up stock selection. The strategy is designed to identify companies with attractive valuation, sound business fundamentals and improving business momentum.	Silvercrest Asset Management Group LLC invests in small-capitalization companies that typically possess one or more of the following attributes: business that results in relatively consistent longer-term earnings and cash flow growth, franchise/asset value that may make the company attractive to potential acquirers, cyclically depressed earnings and/or cash flow that has potential for improvement, or a catalyst that will promote recognition of the company’s undervalued status.	Advisory Research, Inc. uses a bottom-up approach that seeks to identify companies with attractive valuations relative to net asset value. The strategy invests in stocks that Advisory Research believes are profitable, undervalued on a price-to-book basis and exhibit low levels of leverage.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization-weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the Russell Midcap® Value Index, which tracks the performance of mid-capitalization companies, and the Russell 2000® Value Index, which tracks the performance of small capitalization companies.

14	Annual Report • June 30, 2016

Bridge Builder Small/Mid Cap Value Fund (continued)

Management’s Discussion of Fund Performance (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Fund from its inception (April 27, 2015) to June 30, 2016 as compared with the Russell 2500® Value Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2016

vs.

Russell 2500® Value Index

Fund Performance as of June 30, 2016

	1 Year	Since Inception (4/27/2015)
Bridge Builder Small/Mid Cap Value Fund	-3.08%	-3.70%
Russell 2500® Value Index	0.22%	-0.87%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratio of the Fund was 0.88%(1) and 0.69%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Advisers fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Financials	29.6%
Information Technology	14.0%
Industrials	12.9%
Consumer Discretionary	10.6%
Healthcare	10.3%
Materials	6.6%
Short-Term Investments	4.9%
Energy	4.5%
Utilities	4.2%
Consumer Staples	1.9%
Telecommunication Services	0.5%

Top Ten Equity Holdings	(% of Net Assets)
Fidelity National Information Services, Inc.	1.4%
Newell Brands, Inc.	1.3%
Reinsurance Group of America, Inc.	1.0%
New Residential Investment Corp.	0.9%
Crown Holdings, Inc.	0.8%
Arthur J. Gallagher & Co.	0.8%
Investors Bancorp, Inc.	0.8%
HCA Holdings, Inc.	0.8%
VWR Corp.	0.7%
Ares Capital Corp.	0.7%

Annual Report • June 30, 2016	15

Bridge Builder International Equity Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder International Equity Fund (the “Fund”) is to provide capital appreciation.

Investment Strategy

The Fund will primarily invest in non-U.S. dollar denominated securities of large capitalization companies that derive a majority of their revenues or profits from a country or countries other than the United States. The Fund employs a multi-manager sub-advised structure.

Investment Commentary

Since the Fund’s inception (July 6, 2015) through June 30, 2016, the Fund returned -5.06%, while its benchmark, the MSCI EAFE Index, returned -9.07%, which resulted in relative outperformance. Europe, specifically Italy, Spain, and the U.K., underperformed the Asia Pacific region where Japan and Australia outperformed the broader market. Consumer staples outperformed all the other sectors as financials lagged all other sectors. Growth stocks in developed markets outperformed value stocks and small cap performed better than large cap. A slight depreciation in the U.S. Dollar boosted returns for U.S. investors.

The majority of the Fund’s relative outperformance was driven by an underweight allocation to financials and Europe, and an overweight allocation to information technology, an outperforming sector. Positive stock selection, especially in emerging markets, supported relative returns. The Fund’s underweight allocation to utilities, an outperforming sector that experienced weak stock selection, detracted from performance over the period.

Investment Sub-advisers

Baillie Gifford Overseas Limited primarily uses proprietary, fundamental research to identify companies for investment that can exhibit sustained, above-average growth with attractive financial characteristics and sustainable competitive advantages. When evaluating individual companies for investment, Baillie Gifford normally focuses on growth/quality, management, valuation and sell discipline.	BlackRock Investment Management, LLC’s equity index strategy invests and reinvests in a portfolio of international equity securities whose total rates of return will approximate as closely as practicable the capitalization weighted total rates of return of the markets in certain countries for equity securities traded outside the United States.	Edinburgh Partners Limited employs a disciplined, value-oriented, global investment strategy to select stocks. Edinburgh Partners aims to identify and buy undervalued non-U.S. companies, including those in the emerging markets, and hold them until share prices reflect their long-term earnings potential.	Manning & Napier Advisors, LLC uses a bottom up strategy focusing on individual security selection to choose stocks from companies outside the U.S. Manning & Napier uses fundamental analysis to look for companies trading at attractive valuations for strong strategic profiles, companies with competitive strength in rebounding industries, and businesses going through restructuring.	Mondrian Investment Partners Limited employs an active, value-oriented approach to managing international equities, and invests in securities where rigorous dividend discount analysis identifies value in terms of the long-term flow of income. The philosophy is built upon the assumption that dividend yield and future real growth are critical in determining a company’s total expected return and that the dividend component will be a meaningful portion of the expected return over time.	WCM Investment Management uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and that show a high probability for superior future growth. WCM’s investment process focuses on seeking industry-leading companies that WCM believes possess growing competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations.

16	Annual Report • June 30, 2016

Bridge Builder International Equity Fund (continued)

Management’s Discussion of Fund Performance (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Fund from its inception (July 6, 2015) to June 30, 2016 as compared with the MSCI EAFE Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2016

vs.

MSCI EAFE Index

Fund Performance as of June 30, 2016

Since Inception (7/06/2015)+
Bridge Builder International Equity Fund	-5.06%
MSCI EAFE Index	-9.07%
+	Cumulative return for all periods with less than 12 months of performance.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratio of the Fund was 0.74%(1) and 0.49%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611. Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on returns.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Advisers fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Consumer Discretionary	15.2%
Consumer Staples	14.7%
Financials	13.6%
Healthcare	13.5%
Information Technology	13.0%
Industrials	11.2%
Energy	5.7%
Short-Term Investments	4.6%
Telecommunication Services	3.9%
Materials	2.8%
Utilities	1.8%

Country Breakdown	(% of Long-Term Investments)
Japan	19.4%
United Kingdom	16.6%
Switzerland	9.8%
Germany	6.2%
France	5.5%
China	4.3%
Netherlands	3.8%
Denmark	3.6%
Australia	3.1%
Hong Kong	2.8%
Other	24.9%

Top Ten Equity Holdings	(% of Net Assets)
Nestle SA	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1.6%
BP Plc	1.3%
Novartis AG	1.3%
Japan Tobacco, Inc.	1.2%
Roche Holding AG-Genusschein	1.2%
Tesco Plc	1.2%
Sanofi	1.1%
Tencent Holdings Ltd.	1.1%
Unilever Plc	1.0%

ADR American Depository Receipt

Annual Report • June 30, 2016	17

Bridge Builder Mutual Funds

Management’s Discussion of Fund Performance (Unaudited)

Disclosures

(1)	The Gross Expense Ratio, per the Fund’s latest Prospectus, includes all categories of expenses before any expense reductions or fee waivers.
(2)	Olive Street Investment Advisers, LLC has contractually agreed, until at least October 28, 2016, to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Adviser is required to pay the Fund’s Sub-advisers. This contractual agreement may only be changed or eliminated with the approval of the Board of Trustees. Such waivers are not subject to reimbursement by the Fund.
(3)	Fund holdings, sector and portfolio exposure are subject to change at any time and are not recommendations to buy or sell any security.

Mutual fund investing involves risk. The value of your investment in a Fund could go down as well as up. Investing in the bond market is subject to certain risks including market, credit, interest-rate, liquidity and reinvestment risk. Investments in asset-backed, mortgage-related and mortgage- backed securities may be more sensitive to changes in interest rates, prepayments and impairment of the value of the collateral underlying the security. Investments in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The risks to the municipal bond market can include unusual volatility, liquidity issues, the inability of the issuer to repay the obligation and a tax risk to the investor if the municipal obligation fails to meet requirements. There is no guarantee that all of the municipal bond income will remain exempt from federal or state income taxes. Investments in municipal securities may be adversely affected by unfavorable legislative or political developments and economic developments that impact the financial condition of municipal issuers. Investments in small and mid-cap companies may involve additional risks such as limited liquidity and greater volatility than larger companies. Investments in non-U.S. dollar-denominated foreign securities (including emerging markets) may be more sensitive to currency fluctuations, political and economic instability, differing government regulations and liquidity risk. Multi-manager funds may lead to overlapping securities transactions resulting in higher transaction expenses compared to a single manager fund. Outcomes depend on the skill of the sub-advisers and adviser and the allocation of assets amongst them.

You cannot invest directly in an index.

Barclays Capital U.S. Aggregate Bond Index measures the broad market for U.S. dollar-denominated investment grade, fixed-rate taxable bond market.

Barclays Municipal 1-15 Year Index (1-17) is a subset of the Barclays Municipal Bond Index covering only maturities between 1 and 17 years. The Barclays Municipal Bond Index is an unmanaged index composed of tax-exempt bonds with maturities greater than one year and a minimum credit rating of Baa.

Duration is a measure of the sensitivity of the price of a fixed income security (or a portfolio of fixed income securities) to changes in interest rates.

Free Cash Flow is a measure of financial performance calculated as operating cash flow minus capital expenditures. Free cash flow (FCF) represents the cash that a company is able to generate after laying out the money required to maintain or expand its asset base. Free cash flow is important because it allows a company to pursue opportunities that enhance shareholder value. Without cash, it’s tough to develop new products, make acquisitions, pay dividends and reduce debt.

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East Index (EAFE) is an unmanaged index of over 900 companies, and is a generally accepted benchmark for major overseas markets.

Price to Earnings Ratio is a valuation ratio of a company’s current share price compared to its per-share earnings. It is calculated by dividing the current closing price of the stock by the earnings per share of the last four quarters.

Price to Book Ratio is a ratio used to compare a stock’s market value to its book value. It is calculated by dividing the current closing price of the stock by the latest quarter’s book value per share.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values.

The Russell 2000® Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization.

The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

18	Annual Report • June 30, 2016

Bridge Builder Mutual Funds

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The Russell 2500® Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500® Index companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2500® Value Index measures the performance of the small to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500 Index companies with lower price-to-book and lower forecasted growth values.

The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe.

The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

Annual Report • June 30, 2016	19

Bridge Builder Mutual Funds

Fund Expense Examples (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees and other Fund expenses; and (2) annual Edward Jones Advisory Solutions® program and administrative fees which are charged outside of the Funds. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The Examples are based on $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of owning shares of a Fund only and do not reflect any annual Edward Jones Advisory Solutions® program and administrative fees. If fees of Edward Jones Advisory Solutions® had been included, your costs would have been higher.

		Beginning account value	Ending account value	Annual Expense Ratio	Expenses paid during the period*
Bridge Builder Core Bond Fund
	Actual	$1,000.00	$1,056.80	0.15%	$0.77
	Hypothetical	1,000.00	1,024.12		0.75
Bridge Builder Core Plus Bond Fund
	Actual	1,000.00	1,052.30	0.23	1.17
	Hypothetical	1,000.00	1,023.72		1.16
Bridge Builder Municipal Bond Fund
	Actual	1,000.00	1,034.80	0.24	1.21
	Hypothetical	1,000.00	1,023.67		1.21
Bridge Builder Large Cap Growth Fund
	Actual	1,000.00	989.00	0.31	1.53
	Hypothetical	1,000.00	1,023.32		1.56
Bridge Builder Large Cap Value Fund
	Actual	1,000.00	1,059.00	0.34	1.74
	Hypothetical	1,000.00	1,023.17		1.71
Bridge Builder Small/Mid Cap Growth Fund
	Actual	1,000.00	1,024.50	0.48	2.42
	Hypothetical	1,000.00	1,022.48		2.41
Bridge Builder Small/Mid Cap Value Fund
	Actual	1,000.00	1,023.70	0.55	2.77
	Hypothetical	1,000.00	1,022.13		2.77
Bridge Builder International Equity Fund
	Actual	1,000.00	1,000.00	0.47	2.34
	Hypothetical	1,000.00	1,022.53		2.36

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six-month period). Expenses do not include Edward Jones Advisory Solutions® program and administrative fees, which are charged outside of the Fund.

20	Annual Report • June 30, 2016

Bridge Builder Core Bond Fund

Summary Schedule of Investments

June 30, 2016

	Principal Amount	Value	Percentage of Net Assets
BONDS & NOTES
Asset-Backed Obligations
Chase Issuance Trust, 0.55%, Jun. 2023	$19,794,000	$19,806,425	0.18%
Springleaf Funding Trust 2015-A, 3.16%, Nov. 2024 (1)	18,692,000	18,802,563	0.17
Other Securities (1)(8)	990,257,435	978,071,101	9.10

Total Asset-Backed Obligations		1,016,680,089	9.45

Corporate Bonds
Basic Materials
Various Securities (1)	144,899,000	151,357,417	1.41

Total Basic Materials		151,357,417	1.41

Communications
Various Securities (1)	256,886,000	279,832,144	2.60

Total Communications		279,832,144	2.60

Consumer, Cyclical
Various Securities (1)	181,682,878	192,501,459	1.79

Total Consumer, Cyclical		192,501,459	1.79

Consumer, Non-cyclical
Various Securities (1)	425,928,463	455,085,596	4.23

Total Consumer, Non-cyclical		455,085,596	4.23

Diversified
Various Securities (1)	7,597,000	8,470,426	0.08

Total Diversified		8,470,426	0.08

Energy
Various Securities (1)	382,736,000	394,003,174	3.66

Total Energy		394,003,174	3.66

Financials
Goldman Sachs Group, Inc., 5.75%, Jan. 2022	17,947,000	20,850,555	0.19
Other Securities (1)	1,353,621,625	1,433,718,268	13.32

Total Financials		1,454,568,823	13.51

Industrials
Various Securities (1)	109,712,735	116,238,762	1.08

Total Industrials		116,238,762	1.08

Technology
Various Securities (1)	135,856,000	141,190,260	1.31

Total Technology		141,190,260	1.31

Utilities
Various Securities (1)	221,754,058	240,566,724	2.23

Total Utilities		240,566,724	2.23

Total Corporate Bonds		3,433,814,785	31.90

Government Related
Other Government Related
Residual Funding Co. 0.00%, Jul. 2020 PO	34,973,000	33,390,821	0.31
Other Securities (1)	289,878,000	320,139,446	2.98

Total Other Government Related		353,530,267	3.29

U.S. Treasury
U.S. Treasury Inflation Indexed Bonds, 0.13%, Apr. 2021 (2)	23,950,625	24,545,654	0.23
U.S. Treasury Note/Bond, 0.88%, May 2018	69,162,000	69,542,944	0.65
U.S. Treasury Note/Bond, 1.13%, Jun. 2021	28,633,000	28,778,398	0.27
U.S. Treasury Note/Bond, 1.38%, May 2021	44,223,000	45,029,716	0.42

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2016	21

Bridge Builder Core Bond Fund

Summary Schedule of Investments

June 30, 2016 (Continued)

	Principal Amount	Value	Percentage of Net Assets
U.S. Treasury – (continued)
U.S. Treasury Note/Bond, 1.63%, Jun. 2020	$42,401,000	$43,608,453	0.41%
U.S. Treasury Note/Bond, 1.63%, May 2026	42,363,000	42,905,755	0.40
U.S. Treasury Note/Bond, 1.75%, Mar. 2022	36,045,000	37,251,678	0.35
U.S. Treasury Note/Bond, 2.50%, May 2024	62,050,000	67,416,332	0.63
U.S. Treasury Note/Bond, 2.50%, Feb. 2046	22,690,000	23,648,131	0.22
U.S. Treasury Note/Bond, 2.88%, May 2043 (4)	46,700,000	52,548,428	0.49
U.S. Treasury Note/Bond, 2.88%, Aug. 2045	22,029,000	24,743,039	0.23
U.S. Treasury Note/Bond, 3.00%, May 2045	52,753,000	60,688,634	0.56
U.S. Treasury Note/Bond, 3.00%, Nov. 2045	18,613,000	21,420,213	0.20
U.S. Treasury Note/Bond, 3.25%, Dec. 2016	20,315,000	20,601,320	0.19
U.S. Treasury Note/Bond, 3.50%, Feb. 2039	127,774,100	161,309,818	1.50
U.S. Treasury Note/Bond, 4.75%, Feb. 2037	28,202,000	41,950,475	0.39
U.S. Treasury Note/Bond, 5.25%, Nov. 2028	19,540,500	27,508,588	0.25
U.S. Treasury Strip Coupon, 0.00%, May 2019	20,278,000	19,845,977	0.18
U.S. Treasury Strip Coupon, 0.00%, Aug. 2019	22,357,000	21,809,388	0.20
U.S. Treasury Strip Coupon, 0.00%, May 2020	39,615,000	38,211,916	0.35
U.S. Treasury Strip Coupon, 0.00%, Aug. 2020	25,243,000	24,289,294	0.23
U.S. Treasury Strip Coupon, 0.00%, Feb. 2022	33,917,000	31,646,664	0.29
U.S. Treasury Strip Coupon, 0.00%, Feb. 2023	61,562,000	56,370,784	0.52
U.S. Treasury Strip Coupon, 0.00%, May 2023	33,770,000	30,737,893	0.29
U.S. Treasury Note/Bond, 0.75%–8.75%, Oct. 2016–May 2046	304,321,000	335,579,423	3.12
U.S. Treasury Strip Coupon, 0.00%, Aug. 2016–May 2036	485,234,000	404,566,750	3.75
Other Securities (2)	40,577,493	30,339,490	0.28

Total U.S. Treasury		1,786,895,155	16.60

Total Government Related		2,140,425,422	19.89

Mortgage-Backed Obligations
Fannie Mae, 2.50%, Jul. 2027 (3)	45,505,000	47,079,901	0.44
Fannie Mae, 3.00%, Jul. 2027 (3)	29,385,000	30,810,058	0.29
Fannie Mae, 3.00%, Jul. 2042 (3)	45,815,000	47,543,802	0.44
Fannie Mae, 3.00%, Aug. 2042 (3)	34,000,000	35,219,220	0.33
Fannie Mae, 3.09%, Apr. 2027	23,211,000	25,217,610	0.24
Fannie Mae, 3.50%, Jul. 2026 (3)	22,330,000	23,658,896	0.22
Fannie Mae, 3.50%, Oct. 2033	17,781,650	18,912,922	0.18
Fannie Mae, 3.50%, Apr. 2045	18,367,976	19,387,612	0.18
Fannie Mae, 3.50%, Jan. 2046	45,742,646	48,402,943	0.45
Fannie Mae, 4.00%, Jul. 2040 (3)	34,554,323	37,047,369	0.34
Fannie Mae, 4.00%, Aug. 2040 (3)	21,500,000	23,027,257	0.21
Fannie Mae, 4.50%, Aug. 2040	21,005,737	23,023,392	0.21
Freddie Mac, 2.81%, Jan. 2025	29,255,000	31,049,042	0.29
Freddie Mac, 3.00%, Jul. 2043 (3)	23,005,000	23,843,127	0.22
Freddie Mac, 3.00%, Aug. 2043 (3)	17,500,000	18,104,755	0.17
Freddie Mac, 3.50%, Jul. 2042 (3)	21,055,000	22,197,891	0.21
Freddie Mac, 3.50%, Jul. 2042	17,453,307	18,430,327	0.17
Freddie Mac, 3.50%, May 2044	23,857,121	25,524,740	0.24
Freddie Mac, 4.00%, Apr. 2046	23,064,945	25,057,983	0.23
Ginnie Mae, 3.00%, Jul. 2045 (3)	51,850,000	54,191,349	0.50
Ginnie Mae, 3.50%, Jul. 2045 (3)	86,435,000	91,722,393	0.85
Ginnie Mae, 4.00%, Jul. 2042 (3)	27,480,000	29,373,542	0.27
Fannie Mae, 0.00%–1184.78%, Oct. 2016–Jul. 2051	120,845,112	108,630,275	1.01
Fannie Mae, 0.79%–10.50%, Jan. 2017–Nov. 2048 (3)	1,035,999,262	1,110,059,839	10.31
Fannie Mae, 0.81%–4.33%, Jan. 2017–Nov. 2025	80,164,758	85,860,066	0.80
Freddie Mac, 1.01%–5.09%, Mar. 2019–Jan. 2031	308,107,583	136,723,638	1.27
Freddie Mac, 2.50%–10.00%, Aug. 2016–Apr. 2046 (3)	378,068,668	403,745,194	3.75
Ginnie Mae, 0.00%–27.26%, Nov. 2020–Nov. 2065	222,888,933	205,398,200	1.91
Ginnie Mae, 3.00%–8.50%, Mar. 2025–May 2063 (3)	174,598,228	185,759,143	1.73
Other Securities (1)(8)	1,338,614,822	918,130,132	8.53

Total Mortgage-Backed Obligations		3,873,132,618	35.99

Total Bonds & Notes (Cost: $10,056,724,062)		10,464,052,914	97.23

The accompanying notes are an integral part of these financial statements.

22	Annual Report • June 30, 2016

Bridge Builder Core Bond Fund

Summary Schedule of Investments

June 30, 2016 (Continued)

	Shares	Value	Percentage of Net Assets
PREFERRED STOCKS
Financials
Various Securities	95,000	$2,549,800	0.02%

Total Preferred Stocks (Cost: $2,375,000)		2,549,800	0.02

SHORT-TERM INVESTMENTS
Money Market Funds
Fidelity Institutional Money Market Government Funds – Class I, 0.26% (5)(7)	465,684,575	465,684,575	4.33
Goldman Sachs Financial Square Treasury Solutions Fund – Class I, 0.16% (5)(7)	457,237,211	457,237,211	4.25

Total Money Market Funds		922,921,786	8.58

	Principal Amount	Value	Percentage of Net Assets
U.S. Treasury Bills
U.S. Treasury Bill, 0.00%, May 2017 (4)	$1,000,000	$996,360	0.01%

Total U.S. Treasury Bills		996,360	0.01

Total Short-Term Investments (Cost: $923,917,003)		923,918,146	8.59

TOTAL INVESTMENTS IN SECURITIES (Cost: $10,983,016,065)		11,390,520,860	105.84

TBA SALES COMMITMENTS
Mortgage-Backed Obligations
Fannie Mae Pool, 4.50%, Aug. 2040 (6)	(2,000,000)	(2,181,758)	(0.02)

Total TBA Sales Commitments (Proceeds Received: $2,183,125)		(2,181,758)	(0.02)

LIABILITIES IN EXCESS OF OTHER ASSETS		(626,133,265)	(5.82)

TOTAL NET ASSETS		$10,762,205,837	100.00%

PO	Principal Only Strip.

(1)	Restricted security or includes restricted securities as defined in Rule 144A under the Securities Act of 1933. The value of these securities totals $1,558,554,235, which represents 14.48% of total net assets. See Note 3(d) in the Notes to Financial Statements.

(2)	Inflation protected or includes inflation protected securities. The value of these securities totals $36,167,360, which represents 0.34% of total net assets.

(3)	Delayed delivery purchase commitment security or includes delayed delivery purchase commitment securities. The value of these securities totals $594,571,946, which represents 5.52% of total net assets. See Note 3(a) in the Notes to Financial Statements.

(4)	Partially assigned as collateral for certain futures contracts. The value of the pledged issues total $3,638,916, which represent 0.03% of total net assets.

(5)	Partially assigned as collateral for certain delayed delivery securities. See Note 3(a) in the Notes to Financial Statements.

(6)	Delayed delivery sale commitment security. See Note 3(a) in the Notes to Financial Statements.

(7)	Represents annualized seven-day yield as of the close of the reporting period.

(8)	Includes securities that are treated as illiquid by the Fund. The value of these securities totals $26,566,286, which represents 0.25% of total net assets.

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2016	23

Bridge Builder Core Bond Fund

Summary Schedule of Investments

June 30, 2016 (Continued)

Open Futures Contracts

Number of Contracts Purchased (Sold)	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
(788)	U.S. 10 Year Note Future	J.P. Morgan	Sep. 2016	$(104,232,414)	$(104,791,687)	$(559,273)
537	U.S. 2 Year Note Future	J.P. Morgan	Sep. 2016	117,043,702	117,779,203	735,501
2,208	U.S. 5 Year Note Future	J.P. Morgan	Sep. 2016	266,632,524	269,738,251	3,105,727
(576)	U.S. Long Bond Future	J.P. Morgan	Sep. 2016	(93,581,662)	(99,270,000)	(5,688,338)
161	U.S. Ultra Bond Future	J.P. Morgan	Sep. 2016	29,366,088	30,006,375	640,287

						$(1,766,096)

The accompanying notes are an integral part of these financial statements.

24	Annual Report • June 30, 2016

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2016

	Principal Amount	Value	Percentage of Net Assets
BONDS & NOTES
Asset-Backed Obligations
Various Securities (1)	$261,339,078	$257,331,127	5.83%

Total Asset-Backed Obligations		257,331,127	5.83

Corporate Bonds
Basic Materials
Various Securities (1)	41,727,000	42,459,200	0.96

Total Basic Materials		42,459,200	0.96

Communications
Various Securities (1)	125,987,000	133,752,854	3.03

Total Communications		133,752,854	3.03

Consumer Cyclical
Various Securities (1)	154,709,200	161,791,950	3.67

Total Consumer Cyclical		161,791,950	3.67

Consumer Non-cyclical
Various Securities (1)	206,472,000	215,147,517	4.88

Total Consumer Non-cyclical		215,147,517	4.88

Diversified
Various Securities (1)	1,510,000	1,480,413	0.03

Total Diversified		1,480,413	0.03

Energy
Various Securities (1)	131,245,000	133,156,867	3.02

Total Energy		133,156,867	3.02

Financials
Various Securities (1)(6)	494,788,000	510,696,033	11.58

Total Financials		510,696,033	11.58

Industrials
Various Securities (1)	75,954,000	78,829,053	1.79

Total Industrials		78,829,053	1.79

Technology
Various Securities (1)	65,244,000	65,610,735	1.49

Total Technology		65,610,735	1.49

Utilities
Various Securities (1)	66,544,000	71,142,655	1.61

Total Utilities		71,142,655	1.61

Total Corporate Bonds		1,414,067,277	32.06

Government Related
Other Government Related
Various Securities (1)	19,849,147,664	68,197,140	1.55

Total Other Government Related		68,197,140	1.55

U.S. Treasury
U.S. Treasury Inflation Indexed Bonds, 0.38%, Jul. 2025 (2)	21,454,896	22,098,264	0.50
U.S. Treasury Inflation Indexed Bonds, 0.75%, Feb. 2045 (2)	17,592,906	17,681,328	0.40
U.S. Treasury Note/Bond, 0.50%, Jul. 2017	32,500,000	32,493,662	0.74
U.S. Treasury Note/Bond, 0.63%, Jul. 2017	23,055,000	23,079,323	0.52
U.S. Treasury Note/Bond, 0.63%, Jun. 2018	25,000,000	25,011,725	0.57
U.S. Treasury Note/Bond, 0.75%, Oct. 2017	58,875,000	59,024,484	1.34
U.S. Treasury Note/Bond, 0.75%, Feb. 2018	154,475,000	154,909,384	3.51
U.S. Treasury Note/Bond, 0.75%, Apr. 2018	83,780,000	84,028,743	1.91

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2016	25

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2016 (Continued)

	Principal Amount	Value	Percentage of Net Assets
U.S. Treasury – (continued)
U.S. Treasury Note/Bond, 0.88%, May 2018	$25,000,000	$25,137,700	0.57%
U.S. Treasury Note/Bond, 0.88%, May 2019	34,710,000	34,879,489	0.79
U.S. Treasury Note/Bond, 1.13%, Feb. 2021	30,479,000	30,695,675	0.70
U.S. Treasury Note/Bond, 1.13%, Jun. 2021	94,854,000	95,335,669	2.16
U.S. Treasury Note/Bond, 1.25%, Mar. 2021	17,146,000	17,348,940	0.39
U.S. Treasury Note/Bond, 1.38%, Jan. 2021	15,926,000	16,210,932	0.37
U.S. Treasury Note/Bond, 1.38%, Apr. 2021	21,500,000	21,874,573	0.50
U.S. Treasury Note/Bond, 1.38%, May 2021	59,470,000	60,554,852	1.37
U.S. Treasury Note/Bond, 1.50%, Nov. 2019	27,623,000	28,269,323	0.64
U.S. Treasury Note/Bond, 1.63%, May 2026	50,395,000	51,040,661	1.16
U.S. Treasury Note/Bond, 1.75%, Dec. 2020	18,211,000	18,840,554	0.43
U.S. Treasury Note/Bond, 2.00%, Aug. 2021	13,480,000	14,121,351	0.32
U.S. Treasury Note/Bond, 2.25%, Nov. 2025	18,983,000	20,263,612	0.46
U.S. Treasury Note/Bond, 2.50%, Feb. 2046	12,869,000	13,412,419	0.30
U.S. Treasury Note/Bond, 2.50%, May 2046	98,548,000	102,809,413	2.33
U.S. Treasury Note/Bond, 3.00%, May 2045 (5)	36,102,000	41,532,824	0.94
U.S. Treasury Note/Bond, 3.13%, Aug. 2044	11,995,000	14,128,803	0.32
U.S. Treasury Inflation Indexed Bonds, 0.25%–0.63%, Jan. 2025–Jan. 2026 (2)	10,659,619	11,213,723	0.26
U.S. Treasury Note/Bond, 0.63%–3.75%, Jun. 2017–Nov. 2045	110,717,000	117,384,093	2.65

Total U.S. Treasury		1,153,381,519	26.15

Total Government Related		1,221,578,659	27.70

Mortgage-Backed Obligations
Fannie Mae, 2.50%, Jul. 2027 (3)	19,210,000	19,874,847	0.45
Fannie Mae, 3.00%, Jul. 2042 (3)	56,410,000	58,538,597	1.33
Fannie Mae, 3.00%, Jun. 2043	18,739,436	19,487,590	0.44
Fannie Mae, 3.00%, Aug. 2043	13,570,117	14,143,843	0.32
Fannie Mae, 3.50%, May 2033	17,237,060	18,352,016	0.42
Fannie Mae, 3.50%, Jul. 2041 (3)	32,755,000	34,555,244	0.78
Fannie Mae, 4.00%, Jul. 2040 (3)	13,775,000	14,766,424	0.33
Fannie Mae, 4.00%, Aug. 2040 (3)	18,375,000	19,680,272	0.45
Fannie Mae, 4.00%, May 2045	22,305,505	24,532,899	0.56
Fannie Mae, 4.00%, Jan. 2046	24,332,386	26,599,772	0.61
Fannie Mae, 4.00%, Apr. 2046	11,912,200	13,133,080	0.30
Fannie Mae, 4.00%, May 2046	24,727,642	27,173,499	0.62
Fannie Mae, 4.50%, Aug. 2040 (3)	19,500,000	21,272,139	0.48
Fannie Mae, 4.50%, Jan. 2041	13,632,723	15,217,777	0.34
Fannie Mae, 4.50%, Sep. 2045	15,262,991	17,103,158	0.39
Freddie Mac, 3.50%, Mar. 2046	35,611,383	37,831,064	0.86
Freddie Mac, 4.00%, Sep. 2041	21,753,943	23,913,114	0.54
Freddie Mac, 4.00%, Dec. 2045	12,191,024	13,184,040	0.30
Freddie Mac, 4.50%, Feb. 2046	19,264,753	21,588,247	0.49
Freddie Mac, 5.50%, Aug. 2041	12,670,677	14,474,164	0.33
Ginnie Mae, 3.00%, Jul. 2045 (3)	39,540,000	41,325,476	0.94
Ginnie Mae, 3.50%, Jul. 2045 (3)	17,820,000	18,910,083	0.43
Ginnie Mae, 3.50%, May 2046	12,406,801	13,189,953	0.29
Ginnie Mae, 3.50%, Jun. 2046	17,248,000	18,337,002	0.41
Ginnie Mae, 4.50%, May 2044	15,999,005	17,864,412	0.41
Fannie Mae, 2.28%–6.50%, May 2018–May 2046 (3)	268,621,766	289,444,423	6.56
Freddie Mac, 2.50%–5.00%, Jul. 2030–Jul. 2046	102,260,134	108,197,591	2.45
Ginnie Mae, 2.50%–5.50%, May 2040–Jun. 2046 (3)	69,545,298	73,804,315	1.67
Other Securities (1)	210,631,382	211,460,545	4.80

Total Mortgage-Backed Obligations		1,247,955,586	28.30

Total Bonds & Notes (Cost: $4,068,248,077)		4,140,932,649	93.89

BANK LOANS
Various Securities (6)	45,271,696	45,030,268	1.02

Total Bank Loans (Cost: $45,260,184)		45,030,268	1.02

The accompanying notes are an integral part of these financial statements.

26	Annual Report • June 30, 2016

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2016 (Continued)

	Shares	Value	Percentage of Net Assets
PREFERRED STOCKS
Financials
Various Securities	396,375	$10,812,131	0.24%

Total Financials		10,812,131	0.24

Industrials
Various Securities	26,350	698,538	0.02

Total Industrials		698,538	0.02

Total Preferred Stocks (Cost: $11,210,044)		11,510,669	0.26

SHORT-TERM INVESTMENTS
Money Market Funds
Fidelity Institutional Money Market Government Funds – Class I, 0.26% (4)(7)	284,840,192	284,840,192	6.46
Goldman Sachs Financial Square Treasury Solutions Fund – Class I, 0.16% (4)(7)	334,937,558	334,937,558	7.59

Total Money Market Funds		619,777,750	14.05

	Principal Amount	Value	Percentage of Net Assets
U.S. Treasury Bills
U.S. Treasury Bill, 0.00%, Jul. 2016 (5)	$520,000	$519,947	0.01%
U.S. Treasury Bill, 0.00%, Sep. 2016 (5)	620,000	619,717	0.02
U.S. Treasury Bill, 0.00%, Sep. 2016 (5)	120,000	119,922	0.00

Total U.S. Treasury Bills		1,259,586	0.03

Total Short-Term Investments (Cost: $621,037,305)		621,037,336	14.08

TOTAL INVESTMENTS IN SECURITIES (Cost: $4,745,755,610)		4,818,510,922	109.25
LIABILITIES IN EXCESS OF OTHER ASSETS		(408,084,829)	(9.25)

TOTAL NET ASSETS		$4,410,426,093	100.00%

(1)	Includes restricted securities as defined in Rule 144A under the Securities Act of 1933. The value of these securities totals $479,008,668 , which represents 10.86% of total net assets. See Note 3(d) in the Notes to Financial Statements.

(2)	Inflation protected security or includes inflation protected securities. The value of these securities totals $50,993,315, which represents 1.16% of total net assets.

(3)	Delayed delivery purchase commitment security or includes delayed delivery purchase commitment securities. The value of these securities totals $262,022,663, which represents 5.94% of total net assets. See Note 3(a) in the Notes to Financial Statements.

(4)	Partially assigned as collateral for certain delayed delivery securities. See Note 3(a) in the Notes to Financial Statements.

(5)	Partially assigned as collateral for certain futures and swap contracts. The value of the pledged issues total $2,216,559, which represent 0.05% of total net assets.

(6)	Includes securities that are treated as illiquid by the Fund. The value of these securities totals $1,393,179, which represents 0.03% of total net assets.

(7)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2016	27

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2016 (Continued)

Open Futures Contracts

Number of Contracts Purchased (Sold)	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
148	U.S. 2 Year Note Future	Citigroup	Sep. 2016	$32,245,894	$32,460,563	$214,669
102	U.S. 2 Year Note Future	Goldman Sachs	Sep. 2016	22,217,009	22,371,468	154,459
(248)	U.S. Note 5 Year Note Future	Goldman Sachs	Sep. 2016	(29,739,820)	(30,296,687)	(556,867)
668	U.S. Note 5 Year Note Future	Citigroup	Sep. 2016	80,965,718	81,605,594	639,876
(259)	U.S. 10 Year Note Future	Goldman Sachs	Sep. 2016	(33,828,813)	(34,442,953)	(614,140)
251	U.S. Long Bond Future	Goldman Sachs	Sep. 2016	41,814,408	43,258,281	1,443,873
9	U.S. Long Bond Future	Goldman Sachs	Sep. 2016	1,570,655	1,677,375	106,720

						$1,388,590

Forward Foreign Currency Exchange Contracts

Over-the-Counter

Purchase Contracts	Counterparty	Currency	Currency Amount Purchased	Value at Settlement Date	Value at June 30, 2016	Unrealized Appreciation
Mexican Peso, Expiring 7/5/16	Merrill Lynch	MXN	23,910,000	$1,287,561	$1,307,194	$19,633
Mexican Peso, Expiring 7/5/16	Merrill Lynch	MXN	39,035,000	2,063,106	2,134,100	70,994

				$3,350,667	$3,441,294	$90,627

Sales Contracts	Counterparty	Currency	Currency Amount Sold	Value at Settlement Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Mexican Peso, Expiring 7/5/16	Royal Bank of Scotland	MXN	(24,460,000)	$(1,310,088)	$(1,337,263)	$(27,175)
Mexican Peso, Expiring 7/5/16	Morgan Stanley	MXN	(38,485,000)	(2,194,290)	(2,104,030)	90,260
Mexican Peso, Expiring 7/29/16	Merrill Lynch	MXN	(31,080,000)	(1,638,938)	(1,695,260)	(56,322)

				(5,143,316)	(5,136,553)	6,763

				$(1,792,649)	$(1,695,259)	$97,390

Centrally Cleared Credit Default Swaps—Buy Protection

Counterparty	Reference Entity	Fixed Annual Rate Paid By Fund	Maturity Date	Credit Spread	Notional Amount	Upfront Premium Received	Unrealized Depreciation
J.P. Morgan	Markit CDX North America High Yield Index Series 26	5.00%	06/20/2021	4.69%	$2,000,000	$(25,875)	$(34,619)

Centrally Cleared Credit Default Swaps—Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received By Fund	Maturity Date	Credit Spread	Notional Amount	Upfront Premium Paid	Unrealized Appreciation
J.P. Morgan	Markit CDX North America Investment Grade Index Series 26	1.00%	06/20/2021	0.78%	$11,400,000	$86,407	$28,370

Over-the-Counter Credit Default Swaps—Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received By Fund	Maturity Date	Credit Spread	Notional Amount	Upfront Premium Received	Unrealized Depreciation
Goldman Sachs	Markit CMBX North America AAA CDSI Series 9	0.50%	09/17/2058	1.09%	$4,000,000	$(195,497)	$(9,047)

The accompanying notes are an integral part of these financial statements.

28	Annual Report • June 30, 2016

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

June 30, 2016

	Principal Amount	Value	Percentage of Net Assets
MUNICIPAL BONDS
Education
Connecticut State Health & Educational Facility Authority, 1.00%, Jul. 2042	$28,000,000	$28,082,320	1.43%
School Board of Miami-Dade County, 5.00%, May 2031	5,000,000	6,107,650	0.31
State Public School Building Authority, 5.00%, Dec. 2022	7,370,000	8,855,571	0.45
State Public School Building Authority, 5.00%, Dec. 2029	5,000,000	6,228,000	0.32
University of Akron, 5.00%, Jan. 2037	6,675,000	8,128,415	0.41
Virginia Public School Authority, 5.00%, Aug. 2021	6,000,000	7,170,300	0.36
New Jersey Economic Development Authority, 4.00%–5.00%, Jun. 2019–Jul. 2036 (3)	9,180,000	10,337,747	0.52
State of Florida, 5.00%, Jun. 2018–Jun. 2019 (3)	4,710,000	5,147,598	0.26
State Public School Building Authority, 4.00%–5.00%, Dec. 2020–Jun. 2025 (3)	7,090,000	8,192,564	0.42
Virginia Public School Authority, 5.00%, Aug. 2017–Aug. 2026	13,025,000	15,427,489	0.78
Other Securities (1)	81,105,000	94,237,769	4.78

Total Education		197,915,423	10.04

General Obligation
City of New York NY, 5.00%, Aug. 2017	6,365,000	6,665,173	0.34
City of New York NY, 5.00%, Aug. 2021	6,000,000	7,147,380	0.36
City of New York NY, 5.00%, Aug. 2028	9,250,000	11,825,040	0.60
City of New York NY, 0.41%, Aug. 2034	10,965,000	10,965,000	0.56
City of Philadelphia PA, 5.00%, Aug. 2028	6,000,000	7,368,840	0.37
Commonwealth of Massachusetts, 4.00%, Dec. 2017	6,015,000	6,303,720	0.32
Commonwealth of Pennsylvania, 5.00%, Mar. 2023	9,970,000	12,056,522	0.61
County of Pima AZ, 4.00%, Jul. 2022	13,160,000	15,216,382	0.77
County of Suffolk NY, 1.50%, Sep. 2016	7,500,000	7,513,950	0.38
Cypress-Fairbanks Independent School District, 3.00%, Feb. 2040	9,000,000	9,313,880	0.47
Dallas County Community College District, 5.00%, Feb. 2021	7,610,000	8,985,051	0.46
Dallas County Community College District, 5.00%, Feb. 2022	7,665,000	9,286,454	0.47
Massachusetts Authority, 1.05%, Aug. 2043	10,500,000	10,499,895	0.53
Metropolitan Government of Nashville & Davidson County TN, 5.00%, Jul. 2017	8,000,000	8,350,400	0.42
State of Connecticut, 5.00%, Aug. 2019	20,380,000	22,759,161	1.15
State of Connecticut, 5.00%, Sep. 2022	5,725,000	6,868,569	0.35
State of Maryland, 5.00%, Mar. 2020	6,000,000	6,914,700	0.35
State of Texas, 5.00%, Apr. 2028	5,000,000	6,469,450	0.33
State of Texas, 5.00%, Oct. 2032	5,000,000	6,321,700	0.32
State of Washington, 5.00%, Jul. 2031	5,000,000	6,222,800	0.32
City of New York NY, 0.96%–5.00%, Aug. 2018–Aug. 2027	9,555,000	11,033,778	0.56
City of Philadelphia PA, 2.00%–5.00%, Aug. 2016–Jul. 2026	14,280,000	15,751,026	0.80
Commonwealth of Pennsylvania, 5.00%, Apr. 2017–Sep. 2026	13,745,000	16,273,790	0.82
State of Connecticut, 5.00%, Aug. 2031	4,625,000	5,658,872	0.29
State of Florida, 5.00%, Jun. 2017–Jul. 2024 (3)	14,225,000	16,263,228	0.83
State of Texas, 2.00%–5.00%, Aug. 2019–Apr. 2035	11,110,000	12,605,239	0.64
State of Washington, 5.00%, Jan. 2019–Jul. 2030	15,800,000	18,752,204	0.95
State Public School Building Authority, 5.00%, Jun. 2029 (3)	500,000	607,520	0.03
Other Securities	262,430,000	295,856,658	15.00

Total General Obligation		579,856,382	29.40

General Revenue
California State Public Works Board, 4.00%, May 2017	11,315,000	11,631,707	0.59
California State Public Works Board, 5.00%, May 2018	15,265,000	16,475,514	0.83
Dallas Performing Arts Cultural Facilities Corp., 0.46%, Sep. 2041	10,000,000	10,000,000	0.51
Industrial Development Board of the City of Mobile Alabama, 1.63%, Jul. 2034	11,500,000	11,630,525	0.59
Louisiana Public Facilities Authority, 5.00%, Jun. 2021	7,695,000	8,983,220	0.46
Texas Municipal Gas Acquisition & Supply Corp I, 6.25%, Dec. 2026	4,750,000	6,139,850	0.31
Utah Transit Authority, 0.00%, Jun. 2035	16,935,000	6,832,087	0.35
Virginia Commonwealth Transportation Board, 5.00%, May 2026	5,000,000	6,614,200	0.33
California State Public Works Board, 5.00%, Nov. 2037	235,000	280,033	0.01
Illinois Finance Authority, 4.00%–8.00%, May 2023–May 2047 (3)	2,895,000	3,304,943	0.17
New Jersey Economic Development Authority, 4.00%–5.63%, Jan. 2020–Jan. 2052 (3)	15,615,000	17,941,647	0.91
New York State Dormitory Authority, 5.00%, Mar. 2017–Mar. 2027 (3)	15,855,000	17,714,029	0.90
Other Securities (1)(2)	280,660,000	311,966,379	15.82

Total General Revenue		429,514,134	21.78

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2016	29

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

June 30, 2016 (Continued)

	Principal Amount	Value	Percentage of Net Assets
Healthcare
Illinois Finance Authority, 0.42%, Jul. 2032	$10,000,000	$10,000,000	0.51%
Indiana Health Facility Financing Authority, 4.00%, Nov. 2027	8,000,000	8,279,920	0.42
Michigan State Hospital Finance Authority, 1.40%, Nov. 2047	7,565,000	7,646,551	0.39
Illinois Finance Authority, 5.00%–5.50%, Feb. 2017–Dec. 2046 (3)	21,095,000	24,716,012	1.25
New York State Dormitory Authority, 5.00%, Jul. 2022–Jul. 2025 (3)	5,870,000	7,308,176	0.37
Other Securities (1)	140,321,250	155,939,066	7.91

Total Healthcare		213,889,725	10.85

Housing
Various Securities (1)	63,785,000	65,841,523	3.34

Total Housing		65,841,523	3.34

Transportation
Chicago Transit Authority, 5.00%, Jun. 2026	8,275,000	9,800,413	0.49
County of Miami–Dade Seaport Department, 0.42%, Oct. 2050	10,000,000	10,000,000	0.51
Illinois State Toll Highway Authority, 5.00%, Jan. 2041	10,625,000	13,001,600	0.66
New York State Thruway Authority, 5.00%, May 2019	18,525,000	20,656,487	1.05
North Texas Tollway Authority, 0.41%, Jan. 2049	10,000,000	10,000,000	0.51
Pennsylvania Turnpike Commission, 5.00%, Jun. 2029	5,000,000	6,110,050	0.31
Texas Transportation Commission State Highway Fund, 5.00%, Oct. 2023	5,000,000	6,269,700	0.32
North Texas Tollway Authority, 5.00%–6.25%, Sep. 2020–Jan. 2045	18,335,000	21,987,858	1.11
Other Securities	135,940,000	156,398,300	7.93

Total Transportation		254,224,408	12.89

Utilities
County of King WA Sewer Revenue, 0.43%, Jan. 2032	8,250,000	8,250,000	0.42
County of Pima AZ Sewer System Revenue, 5.00%, Jul. 2022	10,000,000	12,181,200	0.62
New York City Water & Sewer System, 5.00%, Jun. 2031	6,075,000	7,668,169	0.39
New York City Water & Sewer System, 0.60%, Jun. 2032	7,000,000	7,000,000	0.35
Piedmont Municipal Power Agency, 5.00%, Jan. 2017	13,185,000	13,456,347	0.68
South Carolina Public Service Authority, 5.00%, Dec. 2050	8,640,000	10,301,040	0.52
Other Securities	109,995,000	124,377,984	6.31

Total Utilities		183,234,740	9.29

Total Municipal Bonds (Cost: $1,872,105,522)		1,924,476,335	97.59

	Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS
Money Market Funds
Fidelity Institutional Money Market Government Funds – Class I , 0.26% (4)	73,905,796	$73,905,796	3.75%
Goldman Sachs Financial Square Treasury Solutions Fund – Class I , 0.16% (4)	73,905,795	73,905,795	3.75

Total Short-Term Investments (Cost: $147,811,591)		147,811,591	7.50

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,019,917,113)		2,072,287,926	105.09
LIABILITIES IN EXCESS OF OTHER ASSETS		(100,328,095)	(5.09)

TOTAL NET ASSETS		$1,971,959,831	100.00%

(1)	Includes restricted securities as defined in Rule 144A under the Securities Act of 1933. The value of these securities total $23,997,306, which represents 1.22% of total net assets. See Note 3(d) in the Notes to Financial Statements.

(2)	Includes a security that is treated as illiquid by the Fund. The value of this security totals $963,433, which represents 0.05% of total net assets.

The accompanying notes are an integral part of these financial statements.

30	Annual Report • June 30, 2016

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

June 30, 2016 (Continued)

(3)	Issuer includes securities in multiple catergories. The market value of the issuer as a whole is greater than 1% of the Fund’s Total Net Assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

Open Futures Contracts

Number of Contracts Sold	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Depreciation
(150)	U.S. 5 Year Note Future	J.P. Morgan	Sep. 2016	$(18,324,324)	$(18,324,609)	$(285)

						$(285)

State	% of Net Assets
Alabama	1.06%
Alaska	0.23
Arizona	2.21
Arkansas	0.04
California	5.06
Colorado	0.61
Connecticut	4.26
Delaware	0.10
District of Columbia	0.35
Florida	7.26
Georgia	1.30
Guam	0.09
Hawaii	0.13
Idaho	0.35
Illinois	8.62
Indiana	2.46
Iowa	0.24
Kansas	0.27
Kentucky	0.64
Louisiana	1.52
Maine	0.07
Maryland	2.25
Massachusetts	2.57
Michigan	2.44
Minnesota	1.01
Mississippi	0.76
Missouri	0.41
Nebraska	0.05
Nevada	0.73

State	% of Net Assets
New Hampshire	0.13%
New Jersey	3.56
New Mexico	0.23
New York	10.39
North Carolina	2.17
North Dakota	0.03
Ohio	1.92
Oklahoma	0.43
Oregon	0.63
Pennsylvania	7.25
Puerto Rico	0.16
Rhode Island	0.38
South Carolina	1.81
South Dakota	0.25
Tennessee	1.39
Texas	12.27
Utah	0.35
Virgin Islands	0.18
Virginia	4.03
Washington	2.14
West Virginia	0.23
Wisconsin	0.57

Total Municipal Bonds	97.59

SHORT-TERM INVESTMENTS	7.50

TOTAL INVESTMENTS IN SECURITIES	105.09
LIABILITIES IN EXCESS OF OTHER ASSETS	(5.09)

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2016	31

Bridge Builder Large Cap Growth Fund

Summary Schedule of Investments

June 30, 2016

	Shares	Value	Percentage of Net Assets

COMMON STOCKS
Consumer Discretionary
Amazon.com, Inc. (1)	95,223	$68,143,483	2.93%
Chipotle Mexican Grill, Inc. (1)	44,704	18,004,983	0.78
Dollar General Corp.	226,501	21,291,094	0.92
Lowes Companies, Inc.	687,748	54,449,009	2.34
Nike, Inc.	588,594	32,490,389	1.40
Starbucks Corp.	523,535	29,904,319	1.29
The Priceline Group, Inc. (1)	24,896	31,080,415	1.34
Other Securities (1)	2,981,913	162,808,322	7.00

Total Consumer Discretionary		418,172,014	18.00

Consumer Staples
Colgate Palmolive Co.	351,904	25,759,373	1.11
Costco Wholesale Corp.	137,884	21,653,303	0.93
Molson Coors Brewing Co.	159,415	16,121,639	0.69
Mondelez International, Inc.	532,282	24,224,154	1.04
Procter & Gamble Co.	340,276	28,811,169	1.24
Whole Foods Market, Inc.	548,704	17,569,502	0.76
Other Securities (1)	1,167,408	75,105,725	3.24

Total Consumer Staples		209,244,865	9.01

Energy
Core Laboratories NV	127,697	15,820,381	0.68
Schlumberger Ltd.	518,669	41,016,345	1.76
Other Securities (1)	170,366	15,271,806	0.66

Total Energy		72,108,532	3.10

Financials
Bank of America Corp.	1,130,860	15,006,512	0.65
Equinix, Inc.	58,749	22,778,750	0.98
Intercontinental Exchange, Inc.	107,580	27,536,177	1.18
State Street Corp.	278,590	15,021,573	0.65
Wells Fargo & Co.	441,950	20,917,494	0.90
Other Securities (1)	1,196,222	68,431,682	2.94

Total Financials		169,692,188	7.30

Healthcare
Amgen, Inc.	150,388	22,881,534	0.99
Bristol Myers Squibb Co.	757,779	55,734,645	2.40
Celgene Corp. (1)	183,806	18,128,786	0.78
Cerner Corp. (1)	645,641	37,834,563	1.63
Eli Lilly & Co.	176,613	13,908,274	0.60
Johnson & Johnson	218,038	26,448,009	1.14
Pfizer, Inc.	652,526	22,975,440	0.99
Regeneron Pharmaceuticals, Inc. (1)	51,944	18,140,403	0.78
Zoetis, Inc.	494,920	23,488,903	1.01
Other Securities (1)	1,630,918	161,625,039	6.95

Total Healthcare		401,165,596	17.27

	Shares	Value	Percentage of Net Assets
Industrials
Honeywell International, Inc.	196,600	$22,868,512	0.98%
TransDigm Group, Inc. (1)	76,766	20,242,427	0.87
Union Pacific Corp.	295,222	25,758,120	1.11
Other Securities (1)	1,257,198	107,495,140	4.63

Total Industrials		176,364,199	7.59

Information Technology
Adobe Systems, Inc. (1)	169,731	16,258,532	0.70
Alphabet, Inc. – Class A (1)	100,636	70,800,445	3.05
Alphabet, Inc. – Class C (1)	50,144	34,704,662	1.49
Apple, Inc.	922,006	88,143,774	3.80
ARM Holdings Plc – ADR	343,373	15,626,905	0.67
Automatic Data Processing, Inc.	245,723	22,574,572	0.97
Cisco Systems, Inc.	691,930	19,851,472	0.86
Facebook, Inc. (1)	487,908	55,758,126	2.40
FleetCor Technologies, Inc. (1)	146,416	20,956,522	0.90
MasterCard, Inc.	183,945	16,198,197	0.70
Microsoft Corp.	1,201,833	61,497,795	2.65
Red Hat, Inc. (1)	481,885	34,984,851	1.51
Salesforce.com, Inc. (1)	393,623	31,257,602	1.35
SAP SE – ADR	192,499	14,441,275	0.62
Vantiv, Inc. (1)	245,310	13,884,546	0.60
Visa, Inc.	682,830	50,645,501	2.18
Other Securities (1)	3,148,355	138,610,066	5.95

Total Information Technology		706,194,843	30.40

Materials
Ecolab, Inc.	204,788	24,287,857	1.05
Other Securities (1)	172,709	14,740,142	0.63

Total Materials		39,027,999	1.68

Telecommunication Services
AT&T, Inc.	511,490	22,101,483	0.95
Other Securities (1)	125,781	10,564,420	0.46

Total Telecommunication Services		32,665,903	1.41

Utilities
Various Securities	2,713	156,075	0.01

Total Utilities		156,075	0.01

Total Common Stocks (Cost $2,150,998,909)		$2,224,792,214	95.77

SHORT-TERM INVESTMENTS
Money Market Funds
Goldman Sachs Financial Square Government Fund – Class I, 0.29% (2)	59,891,289	$59,891,289	2.58

The accompanying notes are an integral part of these financial statements.

32	Annual Report • June 30, 2016

Bridge Builder Large Cap Growth Fund

Summary Schedule of Investments

June 30, 2016 (Continued)

	Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS – (continued)
Money Market Funds – (continued)
JPMorgan U.S. Government Money Market Fund – Class I, 0.30% (2)	59,891,290	$59,891,290	2.58%

Total Short-Term Investments (Cost: $119,782,579)		119,782,579	5.16

TOTAL INVESTMENTS IN SECURITIES (Cost $2,270,781,488)		2,344,574,793	100.93

LIABILITIES IN EXCESS OF OTHER ASSETS		(21,570,016)	(0.93)

TOTAL NET ASSETS		$2,323,004,777	100.00%

ADR American Depository Receipt

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Represents annualized seven-day yield as of the close of the reporting period.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

Open Futures Contracts

Number of Contracts Purchased	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation
1	E-Mini NASDAQ 100 Index Futures	Morgan Stanley	Sep. 2016	$87,948	$88,140	$192
1	E-Mini S&P 500 Index Futures	Morgan Stanley	Sep. 2016	104,227	104,510	283

						$475

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2016	33

Bridge Builder Large Cap Value Fund

Summary Schedule of Investments

June 30, 2016

	Shares	Value	Percentage of Net Assets
COMMON STOCKS
Consumer Discretionary
Michelin	189,051	$17,816,359	0.69%
Nike, Inc.	415,498	22,935,490	0.88
Time Warner, Inc.	304,445	22,388,885	0.86
Other Securities (1)	4,345,962	203,565,200	7.85

Total Consumer Discretionary		266,705,934	10.28

Consumer Staples
Altria Group, Inc.	263,000	18,136,480	0.70
Coca Cola Co.	444,863	20,165,640	0.78
Colgate Palmolive Co.	306,496	22,435,507	0.86
Costco Wholesale Corp.	153,445	24,097,003	0.93
Diageo Plc ADR	156,365	17,650,481	0.68
Procter & Gamble Co.	255,058	21,595,761	0.83
Other Securities (1)	1,053,987	85,415,132	3.29

Total Consumer Staples		209,496,004	8.07

Energy
Apache Corp.	523,105	29,121,255	1.12
Chevron Corp.	190,568	19,977,243	0.77
Devon Energy Corp.	810,687	29,387,404	1.13
EOG Resources, Inc.	221,842	18,506,060	0.71
Exxon Mobil Corp.	232,308	21,776,552	0.84
Hess Corp.	349,603	21,011,140	0.81
Other Securities (1)	2,406,515	95,089,009	3.67

Total Energy		234,868,663	9.05

Financials
Alleghany Corp. (1)	32,277	17,738,794	0.68
American Express Co.	440,634	26,772,922	1.03
Berkshire Hathaway, Inc. – Class B (1)	313,681	45,417,872	1.75
Chubb Ltd.	322,945	42,212,141	1.63
Citigroup, Inc.	928,406	39,355,130	1.52
JPMorgan Chase & Co.	343,525	21,346,643	0.82
Marsh & McLennan Companies, Inc.	329,139	22,532,856	0.87
PNC Financial Services Group, Inc.	321,102	26,134,492	1.01
The Goldman Sachs Group, Inc.	135,813	20,179,096	0.78
Wells Fargo & Co.	725,424	34,334,318	1.32
Other Securities (1)	9,074,956	228,913,154	8.82

Total Financials		524,937,418	20.23

Healthcare
Cardinal Health, Inc.	363,660	28,369,117	1.09
Johnson & Johnson	327,232	39,693,242	1.53
Medtronic Plc	499,093	43,306,300	1.67
Merck & Co., Inc.	643,061	37,046,744	1.43
Pfizer, Inc.	587,907	20,700,206	0.80
UnitedHealth Group, Inc.	242,085	34,182,402	1.32
Other Securities (1)	1,835,765	131,097,197	5.04

Total Healthcare		334,395,208	12.88

	Shares	Value	Percentage of Net Assets
Industrials
Air Lease Corp.	717,236	$19,207,580	0.74%
Canadian National Railway Co.	308,837	18,239,913	0.70
General Dynamics Corp.	137,993	19,214,145	0.74
Honeywell International, Inc.	261,367	30,402,209	1.17
Jacobs Engineering Group, Inc. (1)	426,114	21,224,738	0.82
Lockheed Martin Corp.	81,259	20,166,046	0.78
Union Pacific Corp.	380,600	33,207,350	1.28
United Parcel Service, Inc.	215,756	23,241,236	0.90
United Technologies Corp.	304,440	31,220,322	1.20
Other Securities (1)	3,910,099	149,167,053	5.75

Total Industrials		365,290,592	14.08

Information Technology
Accenture Plc	167,205	18,942,654	0.73
Apple, Inc.	343,680	32,855,808	1.27
Automatic Data Processing, Inc.	212,873	19,556,643	0.75
Microsoft Corp.	706,993	36,176,832	1.40
Oracle Corp.	1,085,956	44,448,179	1.71
Qualcomm, Inc.	440,752	23,611,085	0.91
Samsung Electronic Co. Ltd.	27,521	34,273,312	1.32
Other Securities (1)	2,194,755	97,025,284	3.74

Total Information Technology		306,889,797	11.83

Materials
Goldcorp, Inc.	1,514,653	28,975,312	1.12
LyondellBasell Industries NV	414,967	30,881,844	1.19
The Mosaic Co.	948,310	24,826,756	0.96
Other Securities (1)	5,303,417	115,659,354	4.45

Total Materials		200,343,266	7.72

Telecommunication Services
Various Securities (1)	871,970	35,420,726	1.36

Total Telecommunication Services		35,420,726	1.36

Utilities
Various Securities (1)	350,303	18,703,286	0.72

Total Utilities		18,703,286	0.72

Total Common Stocks (Cost $2,482,693,343)		2,497,050,894	96.22

SHORT-TERM INVESTMENTS
Money Market Funds
Goldman Sachs Financial Square Government Fund – Class I, 0.29% (2)	41,607,735	41,607,735	1.60

The accompanying notes are an integral part of these financial statements.

34	Annual Report • June 30, 2016

Bridge Builder Large Cap Value Fund

Summary Schedule of Investments

June 30, 2016 (Continued)

	Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS – (continued)
Money Market Funds – (continued)
JPMorgan U.S. Government Money Market Fund – Class I, 0.30% (2)	41,653,338	$41,653,338	1.61%

Total Short-Term Investments (Cost: $83,261,073)		83,261,073	3.21

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,565,954,416)		2,580,311,967	99.43

OTHER ASSETS IN EXCESS OF LIABILITIES		14,764,968	0.57

TOTAL NET ASSETS		$2,595,076,935	100.00%

ADR American Depository Receipt

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Represents annualized seven-day yield as of the close of the reporting period.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

Open Futures Contracts

Number of Contracts Purchased	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation
15	E-Mini S&P 500 Index Futures	Morgan Stanley	Sep. 2016	$1,550,753	$1,567,650	$16,897

						$16,897

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2016	35

Bridge Builder Small/Mid Cap Growth Fund

Summary Schedule of Investments

June 30, 2016

	Shares	Value	Percentage of Net Assets
COMMON STOCKS
Consumer Discretionary
Advance Auto Parts, Inc.	133,514	$21,579,868	1.31%
Buffalo Wild Wings, Inc. (1)	85,729	11,912,045	0.72
CarMax, Inc. (1)	225,129	11,038,075	0.67
Ross Stores, Inc.	284,986	16,155,856	0.98
Sally Beauty Holdings, Inc. (1)	329,965	9,704,271	0.59
Starwood Hotels & Resorts Worldwide, Inc.	138,433	10,237,120	0.62
Tractor Supply Co.	142,973	13,036,278	0.79
TripAdvisor, Inc. (1)	155,940	10,026,942	0.61
Other Securities (1)	3,848,200	141,506,959	8.60

Total Consumer Discretionary		245,197,414	14.89

Consumer Staples
Casey’s General Stores, Inc.	119,091	15,661,657	0.95
Flowers Foods, Inc.	736,837	13,815,694	0.84
Snyder’s-Lance, Inc.	277,426	9,401,967	0.57
TreeHouse Foods, Inc. (1)	141,612	14,536,472	0.88
Other Securities (1)	1,073,808	56,554,613	3.44

Total Consumer Staples		109,970,403	6.68

Energy
Core Laboratories NV	144,580	17,912,016	1.09
Other Securities (1)	1,932,659	27,556,337	1.67

Total Energy		45,468,353	2.76

Financials
Allied World Assurance Co. Holdings AG	320,000	11,244,800	0.68
Arthur J. Gallagher & Co.	219,677	10,456,625	0.63
Commerce Bancshares, Inc.	205,500	9,843,450	0.60
Cullen/Frost Bankers, Inc.	162,000	10,324,260	0.63
Endurance Specialty Holdings Ltd.	197,500	13,264,100	0.81
Northern Trust Corp.	165,500	10,966,030	0.67
Other Securities (1)	3,319,216	132,265,762	8.03

Total Financials		198,365,027	12.05

Healthcare
Centene Corp. (1)	164,915	11,769,984	0.72
Cepheid (1)	328,494	10,101,191	0.61
Dentsply Sirona, Inc.	247,470	15,353,039	0.93
Laboratory Corp. of America Holdings (1)	82,401	10,734,378	0.65
MEDNAX, Inc. (1)	152,227	11,025,802	0.67
Mettler-Toledo International, Inc. (1)	49,172	17,943,846	1.09
NuVasive, Inc. (1)	171,142	10,220,600	0.62
PAREXEL International Corp. (1)	184,009	11,570,486	0.70
St. Jude Medical, Inc.	175,904	13,720,512	0.83

	Shares	Value	Percentage of Net Assets
STERIS Plc	161,000	$11,068,750	0.67%
The Cooper Companies, Inc.	63,128	10,830,871	0.66
Universal Health Services, Inc.	84,716	11,360,416	0.69
Other Securities (1)	4,487,206	170,383,215	10.35

Total Healthcare		316,083,090	19.19

Industrials
A.O. Smith Corp.	106,746	9,405,390	0.57
CLARCOR, Inc.	164,008	9,976,607	0.61
Dover Corp.	196,000	13,586,720	0.83
IDEX Corp.	238,021	19,541,524	1.19
Rockwell Automation, Inc.	208,305	23,917,580	1.45
W.W. Grainger, Inc.	57,191	12,996,655	0.79
Other Securities (1)	3,105,206	153,946,157	9.34

Total Industrials		243,370,633	14.78

Information Technology
Aspen Technology, Inc. (1)	295,383	11,886,212	0.72
FEI Co.	95,995	10,259,946	0.62
Fortinet, Inc. (1)	554,329	17,511,253	1.06
MercadoLibre, Inc.	92,150	12,962,740	0.78
Palo Alto Networks, Inc. (1)	107,081	13,132,414	0.80
PTC, Inc. (1)	300,045	11,275,691	0.69
Red Hat, Inc. (1)	176,069	12,782,609	0.78
Splunk, Inc. (1)	278,121	15,068,596	0.92
WEX, Inc. (1)	143,958	12,764,756	0.78
Workday, Inc. (1)	232,780	17,381,683	1.06
Other Securities (1)	5,110,986	215,030,990	13.05

Total Information Technology		350,056,890	21.26

Materials
Berry Plastics Group, Inc. (1)	333,920	12,972,792	0.79
Martin Marietta Materials, Inc.	54,877	10,536,384	0.64
Other Securities (1)	581,931	26,276,002	1.59

Total Materials		49,785,178	3.02

Telecommunication Services
SBA Communications Corp. (1)	118,323	12,771,785	0.78
Other Securities (1)	392,888	4,695,633	0.28

Total Telecommunication Services		17,467,418	1.06

Utilities
Various Securities	75,440	3,813,770	0.23

Total Utilities		3,813,770	0.23

Total Common Stocks (Cost $1,592,686,236)		1,579,578,176	95.92

RIGHTS
Healthcare
Dyax Corp. (1)(2)	15,849	57,056	0.00	(3)

Total Rights (Cost: $35,670)		57,056	0.00	(3)

The accompanying notes are an integral part of these financial statements.

36	Annual Report • June 30, 2016

Bridge Builder Small/Mid Cap Growth Fund

Summary Schedule of Investments

June 30, 2016 (Continued)

	Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS
Money Market Funds
Goldman Sachs Financial Square Government Fund – Class I, 0.29% (4)	30,529,717	$30,529,717	1.85%
JPMorgan U.S. Government Money Market Fund – Class I, 0.30% (4)	30,529,718	30,529,718	1.86

Total Short-Term Investments (Cost: $61,059,435)		61,059,435	3.71

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,653,781,341)		1,640,694,667	99.63
OTHER ASSETS IN EXCESS OF LIABILITIES		6,064,703	0.37

TOTAL NET ASSETS		$1,646,759,370	100.00

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	The price for this security was derived from an estimate of fair market value using methods approved by the Fund’s Board of Trustees. This security represents $57,056 or 0.00% of the Fund’s net assets and is classified as a Level 3 security.

(3)	Amount less than 0.005%.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

Open Futures Contracts

Number of Contracts Purchased	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation
2	E-Mini S&P 500 Index Futures	Morgan Stanley	Sep. 2016	$208,205	$209,020	$815
1	E-Mini S&P 400 Index Futures	Morgan Stanley	Sep. 2016	149,193	149,300	107

						$922

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2016	37

Bridge Builder Small/Mid Cap Value Fund

Summary Schedule of Investments

June 30, 2016

	Shares	Value	Percentage of Net Assets
COMMON STOCKS
Consumer Discretionary
Brunswick Corp.	262,703	$11,905,700	0.64%
CST Brands, Inc.	235,406	10,141,290	0.54
Grand Canyon Education, Inc. (1)	350,225	13,980,982	0.75
H&R Block, Inc.	522,443	12,016,189	0.64
Lennar Corp.–Class A	204,753	9,439,113	0.50
Newell Brands, Inc.	484,013	23,508,511	1.25
Other Securities (1)	3,752,261	117,552,429	6.26

Total Consumer Discretionary		198,544,214	10.58

Consumer Staples
Spectrum Brands Holdings, Inc.	85,400	10,189,074	0.54
Other Securities (1)	454,367	25,681,081	1.37

Total Consumer Staples		35,870,155	1.91

Energy
Various Securities (1)	3,312,883	84,392,569	4.50

Total Energy		84,392,569	4.50

Financials
Alleghany Corp. (1)	16,808	9,237,341	0.49
Aon Plc	95,153	10,393,562	0.55
Ares Capital Corp.	987,775	14,026,405	0.75
Arthur J. Gallagher & Co.	311,675	14,835,730	0.79
Boston Properties, Inc.	75,540	9,963,726	0.53
Chemical Financial Corp.	245,876	9,168,716	0.49
Discover Financial Services	177,560	9,515,440	0.51
Equity Residential	136,286	9,387,380	0.50
Fifth Third Bancorp	603,484	10,615,284	0.57
First American Financial Corp.	296,316	11,917,830	0.64
Investors Bancorp, Inc.	1,301,192	14,417,207	0.77
Kimco Realty Corp.	289,194	9,074,908	0.48
Nasdaq OMX Group, Inc.	163,572	10,578,201	0.56
New Residential Investment Corp.	1,251,592	17,322,033	0.92
PacWest Bancorp	261,809	10,414,762	0.56
Regency Centers Corp.	134,138	11,231,375	0.60
Reinsurance Group of America, Inc.	198,888	19,290,147	1.03
SEI Investments Co.	254,211	12,230,091	0.65
SL Green Realty Corp.	97,215	10,350,481	0.55
SunTrust Banks, Inc.	221,359	9,093,428	0.48
Synchrony Financial (1)	414,029	10,466,653	0.56
Unum Group	282,697	8,986,938	0.48
Other Securities (1)(2)	10,822,469	302,349,434	16.11

Total Financials		554,867,072	29.57

	Shares	Value	Percentage of Net Assets
Healthcare
Amsurg Corp. (1)	139,350	$10,805,199	0.58%
Analogic Corp.	134,763	10,705,573	0.57
Catalent, Inc. (1)	410,225	9,431,073	0.50
HCA Holdings, Inc. (1)	185,475	14,283,430	0.76
IMS Health Holdings, Inc. (1)	354,550	8,991,388	0.48
MEDNAX, Inc. (1)	186,121	13,480,744	0.72
VWR Corp. (1)	485,416	14,028,522	0.75
Other Securities (1)	3,061,177	111,945,462	5.96

Total Healthcare		193,671,391	10.32

Industrials
Masco Corp.	360,844	11,164,513	0.60
Other Securities (1)	6,616,307	231,984,522	12.36

Total Industrials		243,149,035	12.96

Information Technology
Activision Blizzard, Inc.	247,702	9,816,430	0.52
Alliance Data Systems Corp. (1)	52,834	10,351,237	0.55
Amdocs Ltd.	195,424	11,279,873	0.60
Broadridge Financial Solutions, Inc.	173,400	11,305,680	0.60
Fidelity National Information Services, Inc.	347,942	25,636,367	1.37
Harris Corp.	113,174	9,443,239	0.50
Other Securities (1)	6,454,425	184,148,549	9.82

Total Information Technology		261,981,375	13.96

Materials
Avery Dennison Corp.	152,474	11,397,431	0.61
Crown Holdings, Inc. (1)	294,610	14,927,889	0.80
HB Fuller Co.	218,835	9,626,552	0.51
Packaging Corporation of America	197,313	13,206,159	0.70
Other Securities (1)	3,313,313	75,285,633	4.01

Total Materials		124,443,664	6.63

Telecommunication Services
Various Securities (1)	459,739	9,285,594	0.49

Total Telecommunication Services		9,285,594	0.49

Utilities
American Electric Power Co., Inc.	138,116	9,680,550	0.52
Edison International	142,436	11,063,004	0.59
Portland General Electric Co.	229,286	10,116,098	0.54
Other Securities (1)	1,115,704	48,601,749	2.58

Total Utilities		79,461,401	4.23

Total Common Stocks (Cost $1,788,951,682)		1,785,666,470	95.15

The accompanying notes are an integral part of these financial statements.

38	Annual Report • June 30, 2016

Bridge Builder Small/Mid Cap Value Fund

Summary Schedule of Investments

June 30, 2016 (Continued)

	Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS
Money Market Funds
Goldman Sachs Financial Square Government Fund – Class I, 0.29% (3)	46,003,990	$46,003,990	2.45%
JPMorgan U.S. Government Money Market Fund – Class I, 0.30% (3)	46,003,991	46,003,991	2.45

Total Short-Term Investments (Cost: $92,007,981)		92,007,981	4.90

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,880,959,663)		1,877,674,451	100.05
LIABILITIES IN EXCESS OF OTHER ASSETS		(930,098)	(0.05)

Total Net Assets		$1,876,744,353	100.00%

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Includes the price for a security derived from an estimate of fair market value using methods approved by the Fund’s Board of Trustees. This security represents $400 or 0.00% of the Fund’s net assets and is classified as a Level 3 security.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

Open Futures Contracts

Number of Contracts Purchased	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation
1	E-Mini S&P 500 Index Futures	Morgan Stanley	Sep. 2016	$99,490	$104,510	$5,020
1	E-Mini S&P 400 Index Futures	Morgan Stanley	Sep. 2016	149,193	149,300	107

						$5,127

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2016	39

Bridge Builder International Equity Fund

Summary Schedule of Investments

June 30, 2016

	Shares	Value	Percentage of Net Assets

COMMON STOCKS
Consumer Discretionary
Ctrip.com International Ltd. – ADR (1)	337,484	$13,904,341	0.56%
Galaxy Entertainment Group Ltd.	4,789,000	14,328,784	0.58
Industria de Diseno Textil SA	461,398	15,500,253	0.63
Lululemon Athletica, Inc. (1)	185,370	13,691,428	0.56
Naspers Ltd.	94,672	14,455,948	0.59
Panasonic Corp.	1,888,700	16,249,507	0.66
Sekisui House Ltd.	771,400	13,508,822	0.55
Shimano, Inc.	93,000	14,219,474	0.58
Toyota Motor Corp.	287,100	14,153,610	0.57
Other Securities (1)(2)(4)	18,196,662	241,870,537	9.80

Total Consumer Discretionary		371,882,704	15.08

Consumer Staples
Japan Tobacco, Inc.	751,300	30,279,046	1.23
Kao Corp.	318,400	18,544,303	0.75
Nestle SA	642,396	49,771,772	2.02
Reckitt Benckiser Group Plc	196,601	19,713,607	0.80
Tesco Plc (1)	12,107,122	28,434,886	1.15
Unilever Plc	496,209	23,776,050	0.96
Unilever Plc – Sponsored – ADR	330,600	15,839,046	0.64
Other Securities (1)(2)	25,775,676	173,543,860	7.04

Total Consumer Staples		359,902,570	14.59

Energy
BP Plc	5,554,734	32,514,897	1.32
Royal Dutch Shell Plc	383,739	10,539,509	0.43
Royal Dutch Shell Plc – Class A	528,039	14,484,395	0.59
Royal Dutch Shell Plc – Class B	525,459	14,517,761	0.59
Total S.A.	307,762	14,759,106	0.60
Other Securities (1)	2,656,584	53,680,071	2.17

Total Energy		140,495,739	5.70

Financials
Chubb Ltd.	130,278	17,028,637	0.69
Sumitomo Mitsui Financial Group, Inc.	520,400	15,026,581	0.61
Sumitomo Mitsui Trust Holdings, Inc.	5,158,000	16,783,167	0.68
United Overseas Bank Ltd.	1,442,700	19,877,458	0.80
Other Securities (1)(2)	56,104,402	264,562,536	10.73

Total Financials		333,278,379	13.51

Healthcare
AstraZeneca Plc	319,429	19,096,685	0.78
Cochlear Ltd.	184,986	16,878,039	0.69
CSL Ltd.	202,185	17,050,807	0.69
Fresenius Medical Care AG & Co. KGaA	178,111	15,514,681	0.63

	Shares	Value	Percentage of Net Assets
GlaxoSmithKline Plc	681,375	$14,632,607	0.59%
Novartis AG	379,564	31,328,663	1.27
Novartis AG – Sponsored – ADR	173,550	14,319,611	0.58
Novo Nordisk A/S – ADR	276,782	14,885,336	0.60
Novo Nordisk A/S – Class B	335,161	18,049,391	0.73
Roche Holding AG – BR	261	69,353	0.00	(3)
Roche Holding AG- Genusschein	112,048	29,567,207	1.20
Sanofi	338,821	28,150,295	1.14
Other Securities (1)	7,468,873	111,011,586	4.50

Total Healthcare		330,554,261	13.40

Industrials
ABB Ltd.	703,517	13,924,078	0.57
CK Hutchison Holdings Ltd.	1,317,500	14,493,108	0.59
East Japan Railway Co.	205,600	19,053,637	0.77
PostNL NV (1)	3,337,682	13,615,361	0.55
Other Securities (1)(2)	7,968,171	213,365,263	8.65

Total Industrials		274,451,447	11.13

Information Technology
Alibaba Group Holding Ltd. – ADR (1)	222,206	17,672,043	0.72
ARM Holdings Plc – ADR	899,921	13,669,622	0.55
Baidu, Inc. – ADR (1)	132,271	21,844,556	0.88
Infineon Technologies AG	1,049,158	15,188,109	0.61
Nokia OYJ	2,753,846	15,684,435	0.64
Omron Corp.	428,000	13,970,251	0.57
Taiwan Semiconductor Manufacturing Co. Ltd.	384,000	1,935,244	0.08
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	1,515,577	39,753,585	1.61
Tencent Holdings Ltd.	1,221,956	28,031,271	1.14
Other Securities (1)(2)	23,109,690	150,642,337	6.11

Total Information Technology		318,391,453	12.91

Materials
Bayer AG	136,937	13,753,314	0.56
Novozymes A/S	368,593	17,700,163	0.72
Other Securities (1)(2)	5,803,178	36,707,703	1.48

Total Materials		68,161,180	2.76

Telecommunication Services
Nippon Telegraph & Telephone Corp.	399,800	18,748,587	0.76
Other Securities (1)(2)(4)	12,825,273	77,607,956	3.15

Total Telecommunication Services		96,356,543	3.91

The accompanying notes are an integral part of these financial statements.

40	Annual Report • June 30, 2016

Bridge Builder International Equity Fund

Summary Schedule of Investments

June 30, 2016 (Continued)

	Shares	Value	Percentage of Net Assets
COMMON STOCKS – (continued)
Utilities
Various Securities (1)(2)	4,623,426	$44,073,382	1.79%

Total Utilities		44,073,382	1.79

Total Common Stocks (Cost: $2,500,218,320)		2,337,547,658	94.78

PREFERRED STOCKS
Consumer Discretionary
Volkswagen AG- Preference	1,750	211,961	0.01

Consumer Staples
Grifols SA – Class B	2,470	41,432	0.00	(3)

Financials
Shinkin Central Bank	4	8,727	0.00	(3)

Total Preferred Stocks (Cost: $371,737)		262,120	0.01

RIGHTS
Industrials
Abertis Infraestructuras SA (1)	5,520	4,043	0.00	(3)

Telecommunication Services
Vocus Communications Ltd. (1)(4)	525	419	0.00	(3)

Total Rights (Cost: $4,674)		4,462	0.00	(3)

SHORT-TERM INVESTMENTS
Money Market Funds
Goldman Sachs Financial Square Government Fund – Class I, 0.29% (5)	54,678,792	54,678,792	2.22

	Shares	Value	Percentage of Net Assets
JPMorgan U.S. Government Money Market Fund – Class I, 0.30% (5)	54,678,793	$54,678,793	2.22%

Total Short-Term Investments (Cost: $109,357,585)		109,357,585	4.44

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,609,952,316)		2,447,171,825	99.23
OTHER ASSETS IN EXCESS OF LIABILITIES		19,017,272	0.77

TOTAL NET ASSETS		$2,466,189,097	100.00%

ADR American Depository Receipt

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Includes restricted securities as defined in rule 144A under the Securities Act of 1933. The value of these securities totals $13,898,692 which represents 0.56% of total net assets.

(3)	Amount less than 0.005%.

(4)	Includes prices for securities derived from an estimate of fair market value using methods approved by the Fund’s Board of Trustees. These securities represents $30,634 or 0.00% of the Fund’s net assets and are classified as Level 3 securities.

(5)	Represents annualized seven-day yield as of the close of the reporting period.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

COUNTRY	% of Net Assets
Australia	2.93%
Austria	0.01
Belgium	0.55
Bermuda	0.24
Brazil	0.83
Canada	1.87
China	4.11
Denmark	3.41
Finland	0.99
France	5.23
Germany	5.89
Hong Kong	2.70
India	0.86
Indonesia	0.49
Ireland	2.28
Israel	0.04
Italy	0.55
Japan	18.38
Jersey	0.01
Luxembourg	0.01
Mexico	0.92
Netherlands	3.64
New Zealand	0.01

COUNTRY	% of Net Assets
Norway	0.17%
Philippines	0.13
Portugal	0.31
Russia	0.36
Singapore	1.23
South Africa	1.03
South Korea	1.19
Spain	1.98
Sweden	2.48
Switzerland	9.31
Taiwan	2.20
Thailand	0.73
United Kingdom	15.74
United States	1.98
Other (individually each country is less than 0.005%)	0.00

Total Country	94.79

SHORT-TERM INVESTMENTS	4.44

TOTAL INVESTMENTS IN SECURITIES	99.23
OTHER ASSETS IN EXCESS OF LIABILITIES	0.77

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2016	41

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

June 30, 2016

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Large Cap Growth Fund
Assets
Investments, at value (1)	$11,390,520,860	$4,818,510,922	$2,072,287,926	$2,344,574,793
Cash	—	68,346	—	30,671
Receivable for investments sold	401,231,686	169,905,702	—	9,257,859
Receivable for fund shares sold	25,253,573	26,917,463	11,712,835	13,987,493
Receivable from custodian	7,842,213	28,821,548	—	—
Dividend and interest receivable	52,192,652	21,593,484	18,655,783	1,559,771
Tax reclaim receivable	—	804	—	69,765
Receivable for forward foreign currency exchange contracts	—	180,887	—	—
Variation margin on futures contracts	565,393	—	—	52,641
Variation margin on centrally cleared swap contracts	—	15,810	—	—
Deposits at broker for futures	—	—	—	75,260
Prepaid expenses and other assets	121,930	197,720	92,585	54,816
Total Assets	11,877,728,307	5,066,212,686	2,102,749,129	2,369,663,069

Liabilities
TBA sales commitments, at value (2)	2,181,758	—	—	—
Unfunded loan commitments, at value	—	10,729,449	—	—
Payable for investments purchased	1,085,263,436	634,717,000	125,288,081	42,394,812
Payable for fund shares redeemed	22,936,853	8,025,045	4,865,287	3,563,225
Payable for forward foreign currency exchange contracts	—	83,497	—	—
Payable to Custodian	3,140,226	—	—	—
Foreign withholding tax payable	—	38,946	—	—
OTC swap contracts, at value	—	204,544	—	—
Variation margin on futures contracts	—	876,872	285	—
Payable to Adviser	1,017,463	446,774	264,570	481,104
Payable to Trustees	68,557	11,337	17,381	19,028
Accrued expenses and other liabilities	914,177	653,129	353,694	200,123
Total Liabilities	1,115,522,470	655,786,593	130,789,298	46,658,292
Net Assets	$10,762,205,837	$4,410,426,093	$1,971,959,831	$2,323,004,777

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$10,333,332,466	$4,331,769,356	$1,917,001,566	$2,337,669,924
Undistributed (distribution in excess of) net investment income	(2,659,967)	382,475	449,475	12,003,172
Accumulated net realized gain/(loss)	25,793,272	4,039,150	2,138,262	(100,465,115)
Unrealized net appreciation (depreciation) on:
Investments	407,504,795	72,755,312	52,370,813	73,793,305
TBA sales commitments	1,367	—	—	—
Foreign currency translation	—	9,116	—	3,016
Futures contracts	(1,766,096)	1,388,590	(285)	475
Forward foreign currency exchange contracts	—	97,390	—	—
Swap contracts	—	(15,296)	—	—
Net Assets	$10,762,205,837	$4,410,426,093	$1,971,959,831	$2,323,004,777
Net Assets	$10,762,205,837	$4,410,426,093	$1,971,959,831	$2,323,004,777
Shares Outstanding	1,028,013,351	429,207,231	189,905,395	234,806,335
Net Asset Value	$10.47	$10.28	$10.38	$9.89

(1) Cost of investments	$10,983,016,065	$4,745,755,610	$2,019,917,113	$2,270,781,488
(2) Proceeds from TBA sales commitments	2,183,125	—	—	—

The accompanying notes are an integral part of these financial statements.

42	Annual Report • June 30, 2016

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

June 30, 2016 (Continued)

	Bridge Builder Large Cap Value Fund	Bridge Builder Small/Mid Cap Growth Fund	Bridge Builder Small/Mid Cap Value Fund	Bridge Builder International Equity Fund
Assets
Investments, at value (1)	$2,580,311,967	$1,640,694,667	$1,877,674,451	$2,447,171,825
Foreign currency, at value (2)	—	—	—	2,238,341
Cash	72,858	11,353	4,610	563,675
Receivable for investments sold	11,696,347	6,621,674	9,226,986	12,996,319
Receivable for fund shares sold	16,335,564	6,365,572	6,661,615	23,506,496
Dividend and interest receivable	3,479,337	626,671	2,112,481	5,258,885
Tax reclaim receivable	159,621	17	2,284	2,175,125
Variation margin on futures contracts	46,350	39,287	27,972	—
Deposits at broker for futures	70,000	40,000	26,000	—
Prepaid expenses and other assets	50,420	74,134	86,951	175,455
Total Assets	2,612,222,464	1,654,473,375	1,895,823,350	2,494,086,121

Liabilities
Payable for investments purchased	11,797,970	4,375,938	15,520,864	22,774,195
Payable for fund shares redeemed	4,532,165	2,601,665	2,728,287	3,320,878
Foreign withholding tax payable	—	—	—	570,313
Payable to Adviser	582,394	536,306	562,141	704,734
Payable to Trustees	18,086	12,531	10,070	15,520
Accrued expenses and other liabilities	214,914	187,565	257,635	511,384
Total Liabilities	17,145,529	7,714,005	19,078,997	27,897,024
Net Assets	$2,595,076,935	$1,646,759,370	$1,876,744,353	$2,466,189,097

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$2,637,113,589	$1,687,118,371	$1,923,109,791	$2,636,915,434
Undistributed (distribution in excess of) net investment income	808,299	3,084,927	7,231,980	30,408,333
Accumulated net realized gain/(loss)	(57,220,239)	(30,358,176)	(50,317,333)	(38,288,111)
Unrealized net appreciation (depreciation) on:
Investments	14,357,551	(13,086,674)	(3,285,212)	(162,780,491)
Foreign currency translation	838	—	—	(66,068)
Futures contracts	16,897	922	5,127	—
Net Assets	$2,595,076,935	$1,646,759,370	$1,876,744,353	$2,466,189,097
Net Assets	$2,595,076,935	$1,646,759,370	$1,876,744,353	$2,466,189,097
Shares Outstanding	263,234,341	171,165,757	197,601,525	261,005,845
Net Asset Value	$9.86	$9.62	$9.50	$9.45

(1) Cost of investments	$2,565,954,416	$1,653,781,341	$1,880,959,663	$2,609,952,316
(2) Cost of foreign currency	—	—	—	2,242,440

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2016	43

Bridge Builder Mutual Funds

Statements of Operations

Periods Ended June 30, 2016

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund(1)	Bridge Builder Municipal Bond Fund(2)	Bridge Builder Large Cap Growth Fund
Investment Income
Dividend income	$22,591	$470,811	$—	$30,435,905
Less: Foreign taxes withheld and issuance fees	—	—	—	(197,137)
Interest income	247,321,490	53,078,905	21,849,262	113,838
Less: Foreign taxes withheld	—	(39,903)	—	—
Other income	532,590	238,406	—	—
Total investment income	247,876,671	53,748,219	21,849,262	30,352,606

Expenses
Investment advisory fee	31,918,561	7,883,204	3,915,563	11,141,505
Professional fees	465,784	165,208	105,536	137,324
Administration fee	1,159,152	278,365	156,270	344,705
Fund accounting fees	1,126,709	200,680	49,258	16,331
Transfer agent fees and expenses	37,570	19,306	14,325	20,433
Trustee fees and expenses	347,900	73,323	51,569	98,519
Printing and mailing expense	291,244	64,623	53,702	112,603
Custody fees	288,474	69,785	14,108	88,702
Insurance expense	94,714	8,912	3,179	10,098
Tax expense	—	—	—	18,323
Registration fees	493,148	542,529	259,506	387,709
Offering costs	—	30,876	23,247	32,352
Other expenses	78,303	31,855	10,743	21,286
Total expenses before fee waivers	36,301,559	9,368,666	4,657,006	12,429,890
Fee waivers by Adviser	(20,204,042)	(4,400,450)	(1,960,256)	(4,640,481)
Net expenses	16,097,517	4,968,216	2,696,750	7,789,409
Net Investment Income	231,779,154	48,780,003	19,152,512	22,563,197

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) on:
Investments	63,358,048	12,209,231	2,892,705	(96,278,717)
TBA sales commitments	470,488	—	—	—
Forward foreign currency exchange contracts	—	356,412	—	—
Foreign currency transactions	—	(581,006)	—	(2,887)
Futures contracts	1,575,843	778,065	(3,330)	(96,658)
Swap contracts	—	(162,310)	—	—
Net realized gain/(loss)	65,404,379	12,600,392	2,889,375	(96,378,262)
Net change in unrealized appreciation/(depreciation) on:
Investments	335,991,550	72,755,312	52,370,813	103,718,716
TBA sales commitments	1,367	—	—	—
Forward foreign currency exchange contracts	—	97,390	—	—
Foreign currency transactions	—	9,116	—	3,016
Futures contracts	(1,842,020)	1,388,590	(285)	11,107
Swap contracts	—	(15,296)
Net change in unrealized appreciation/(depreciation)	334,150,897	74,235,112	52,370,528	103,732,839
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	399,555,276	86,835,504	55,259,903	7,354,577
Net Increase/(Decrease) in Net Assets Resulting from Operations	$631,334,430	$135,615,507	$74,412,415	$29,917,774

(1)	Since Inception on July 13, 2015.
(2)	Since inception on September 14, 2015.

The accompanying notes are an integral part of these financial statements.

44	Annual Report • June 30, 2016

Bridge Builder Mutual Funds

Statements of Operations

Periods Ended June 30, 2016 (Continued)

	Bridge Builder Large Cap Value Fund	Bridge Builder Small/Mid Cap Growth Fund	Bridge Builder Small/Mid Cap Value Fund	Bridge Builder International Equity Fund(3)
Investment Income
Dividend income	$47,835,478	$12,393,162	$15,611,452	$55,835,741
Less: Foreign taxes withheld and issuance fees	(459,893)	(91,308)	(10,350)	(5,690,114)
Interest income	129,129	83,124	48,617	118,133
Other income	—	—	—	6,818
Total investment income	47,504,714	12,384,978	15,649,719	50,270,578
Expenses
Investment advisory fee	9,620,817	8,962,585	5,770,489	12,294,870
Professional fees	120,733	109,491	84,464	124,736
Administration fee	282,555	234,646	179,697	324,511
Fund accounting fees	18,259	39,179	46,591	171,696
Transfer agent fees and expenses	19,336	18,258	16,717	19,538
Trustee fees and expenses	83,341	58,098	36,893	74,879
Printing and mailing expense	89,181	131,946	54,806	79,997
Custody fees	110,889	137,198	140,441	404,822
Insurance expense	8,193	5,366	3,279	8,184
Tax expense	—	—	14,757	419
Registration fees	412,602	250,488	255,488	525,055
Offering costs	26,291	19,966	13,242	44,154
Other expenses	18,046	11,377	6,917	17,462
Total expenses before fee waivers	10,810,243	9,978,598	6,623,781	14,090,323
Fee waivers by Adviser	(3,393,917)	(3,350,942)	(1,730,211)	(4,690,611)
Net expenses	7,416,326	6,627,656	4,893,570	9,399,712
Net Investment Income	40,088,388	5,757,322	10,756,149	40,870,866

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) on:
Investments	(56,723,723)	(26,763,693)	(49,800,496)	(38,288,111)
Foreign currency transactions	3,772	—	(6)	(610,127)
Futures contracts	(9,495)	(781,988)	(67,524)	—
Net realized gain/(loss)	(56,729,446)	(27,545,681)	(49,868,026)	(38,898,238)
Net change in unrealized appreciation/(depreciation) on:
Investments	74,753,617	(17,803,428)	9,318,140	(162,780,491)
Foreign currency transactions	456	—	—	(66,068)
Futures contracts	37,013	239,765	11,471	—
Net change in unrealized appreciation/(depreciation)	74,791,086	(17,563,663)	9,329,611	(162,846,559)
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	18,061,640	(45,109,344)	(40,538,415)	(201,744,797)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$58,150,028	$(39,352,022)	$(29,782,266)	$(160,873,931)

(3)	Since Inception on July 6, 2015.

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2016	45

Bridge Builder Mutual Funds

Statements of Changes in Net Assets

	Bridge Builder Core Bond Fund		Bridge Builder Core Plus Bond Fund
	Year Ended June 30, 2016	Year Ended June 30, 2015	From July 13, 2015(1) to June 30, 2016
Operations
Net investment income	$231,779,154	$170,106,127	$48,780,003
Net realized gain	65,404,379	21,301,227	12,600,392
Net change in unrealized appreciation/(depreciation)	334,150,897	(50,298,923)	74,235,112
Net increase in net assets resulting from operations	631,334,430	141,108,431	135,615,507
Distributions to Shareholders
Net investment income	(253,982,394)	(186,830,832)	(51,492,786)
Net realized gains	(16,924,614)	—	(5,487,024)
Total distributions	(270,907,008)	(186,830,832)	(56,979,810)
Capital Transactions
Proceeds from shares sold	3,118,058,832	2,206,543,601	4,682,322,382
Reinvestment of dividends	270,907,008	186,830,832	56,979,810
Cost of shares redeemed	(1,598,839,809)	(740,738,260)	(407,511,796)
Net increase from capital transactions	1,790,126,031	1,652,636,173	4,331,790,396
Net increase in net assets	2,150,553,453	1,606,913,772	4,410,426,093
Net Assets
Beginning of year	8,611,652,384	7,004,738,612	—
End of Year*	$10,762,205,837	$8,611,652,384	$4,410,426,093

* Including undistributed (distribution in excess of) net investment income of:	$(2,659,967)	$679,524	$382,475

Change in Shares Outstanding
Shares outstanding, beginning of period	852,228,279	690,666,519	—
Shares sold	306,024,896	215,737,181	464,114,031
Shares issued on reinvestment of distributions	26,574,504	18,274,112	5,681,926
Shares redeemed	(156,814,328)	(72,449,533)	(40,588,726)
Shares outstanding, end of period	1,028,013,351	852,228,279	429,207,231

(1)	Inception Date.

The accompanying notes are an integral part of these financial statements.

46	Annual Report • June 30, 2016

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

	Bridge Builder Municipal Bond Fund	Bridge Builder Large Cap Growth Fund
	From September 14, 2015(1) to June 30, 2016	Year Ended June 30, 2016	From April 27, 2015(1) to June 30, 2015
Operations
Net investment income	$19,152,512	$22,563,197	$3,026,158
Net realized gain/(loss)	2,889,375	(96,378,262)	(4,089,220)
Net change in unrealized appreciation/(depreciation)	52,370,528	103,732,839	(29,936,043)
Net increase/(decrease) in net assets resulting from operations	74,412,415	29,917,774	(30,999,105)
Distributions to Shareholders
Net investment income	(18,710,793)	(13,598,060)	—
Net realized gains	(751,113)	—	—
Total distributions	(19,461,906)	(13,598,060)	—
Capital Transactions
Proceeds from shares sold	2,107,230,136	392,563,854	2,680,798,759
Reinvestment of dividends	19,461,906	13,598,060	—
Cost of shares redeemed	(209,682,720)	(686,778,841)	(62,497,664)
Net increase/(decrease) from capital transactions	1,917,009,322	(280,616,927)	2,618,301,095
Net increase (decrease) in net assets	1,971,959,831	(264,297,213)	2,587,301,990
Net Assets
Beginning of year	—	2,587,301,990	—
End of Year*	$1,971,959,831	$2,323,004,777	$2,587,301,990

* Including undistributed (distribution in excess of) net investment income of:	$449,475	$12,003,172	$3,038,582

Change in Shares Outstanding
Shares outstanding, beginning of period	—	263,257,032	—
Shares sold	208,572,659	40,329,028	269,523,643
Shares issued on reinvestment of distributions	1,909,748	1,381,917	—
Shares redeemed	(20,577,012)	(70,161,642)	(6,266,611)
Shares outstanding, end of period	189,905,395	234,806,335	263,257,032

(1)	Inception Date.

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2016	47

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

	Bridge Builder Large Cap Value Fund		Bridge Builder Small/Mid Cap Growth Fund
	Year Ended June 30, 2016	From April 27, 2015(1) to June 30, 2015	Year Ended June 30, 2016	From April 27, 2015(1) to June 30, 2015
Operations
Net investment income	$40,088,388	$6,204,814	$5,757,322	$962,590
Net realized gain/(loss)	(56,729,446)	549,133	(27,545,681)	(2,893,285)
Net change in unrealized appreciation/(depreciation)	74,791,086	(60,415,800)	(17,563,663)	4,477,911
Net increase/(decrease) in net assets resulting from operations	58,150,028	(53,661,853)	(39,352,022)	2,547,216
Distributions to Shareholders
Net investment income	(39,341,020)	(6,142,468)	(3,645,669)	—
Net realized gains	(1,055,143)	—	—	—
Total distributions	(40,396,163)	(6,142,468)	(3,645,669)	—
Capital Transactions
Proceeds from shares sold	721,481,157	2,250,379,331	594,799,290	1,453,813,530
Reinvestment of dividends	40,396,163	6,142,468	3,645,669	—
Cost of shares redeemed	(334,614,371)	(46,657,357)	(332,938,844)	(32,109,800)
Net increase from capital transactions	427,262,949	2,209,864,442	265,506,115	1,421,703,730
Net increase in net assets	445,016,814	2,150,060,121	222,508,424	1,424,250,946
Net Assets
Beginning of year	2,150,060,121	—	1,424,250,946	—
End of Year*	$2,595,076,935	$2,150,060,121	$1,646,759,370	$1,424,250,946

* Including undistributed (distribution in excess of) net investment income of:	$808,299	$57,233	$3,084,927	$971,870

Change in Shares Outstanding
Shares outstanding, beginning of period	219,174,548	—	143,016,696	—
Shares sold	74,914,480	223,189,329	63,075,409	146,219,051
Shares issued on reinvestment of distributions	4,275,788	626,144	395,838	—
Shares redeemed	(35,130,475)	(4,640,925)	(35,322,186)	(3,202,355)
Shares outstanding, end of period	263,234,341	219,174,548	171,165,757	143,016,696

(1)	Inception Date.

The accompanying notes are an integral part of these financial statements.

48	Annual Report • June 30, 2016

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

	Bridge Builder Small/Mid Cap Value Fund		Bridge Builder International Equity Fund
	Year Ended June 30, 2016	From April 27, 2015(1) to June 30, 2015	From July 6, 2015(1) to June 30, 2016
Operations
Net investment income	$10,756,149	$1,398,671	$40,870,866
Net realized gain/(loss)	(49,868,026)	119,856	(38,898,238)
Net change in unrealized appreciation/(depreciation)	9,329,611	(12,609,696)	(162,846,559)
Net decrease in net assets resulting from operations	(29,782,266)	(11,091,169)	(160,873,931)
Distributions to Shareholders
Net investment income	(4,920,447)	—	(9,875,287)
Net realized gains	(620,344)	—	—
Total distributions	(5,540,791)	—	(9,875,287)
Capital Transactions
Proceeds from shares sold	1,150,047,952	919,471,124	2,870,546,054
Reinvestment of dividends	5,540,791	—	9,875,287
Cost of shares redeemed	(130,656,224)	(21,245,064)	(243,483,026)
Net increase from capital transactions	1,024,932,519	898,226,060	2,636,938,315
Net increase in net assets	989,609,462	887,134,891	2,466,189,097
Net Assets
Beginning of year	887,134,891	—	—
End of Year*	$1,876,744,353	$887,134,891	$2,466,189,097

* Including undistributed (distribution in excess of) net investment income of:	$7,231,980	$1,408,900	$30,408,333

Change in Shares Outstanding
Shares outstanding, beginning of period	89,850,507	—	—
Shares sold	121,145,000	91,964,984	285,868,889
Shares issued on reinvestment of distributions	609,548	—	1,063,002
Shares redeemed	(14,003,530)	(2,114,477)	(25,926,046)
Shares outstanding, end of period	197,601,525	89,850,507	261,005,845

(1)	Inception Date.

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2016	49

Bridge Builder Mutual Funds

Financial Highlights

	Per Share Operating Performance
		Change in Net Assets Resulting from Operations			Less Distributions
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain/(loss)	Net increase/ (decrease) in net asset value from operations	Distributions from net investment income	Distributions from net realized gains		Total Distributions
Bridge Builder Core Bond Fund
For the year ended June 30, 2016	$10.10	0.24	0.41	0.65	(0.26)	(0.02)		(0.28)
For the year ended June 30, 2015	$10.14	0.24	(0.04)	0.20	(0.24)	—		(0.24)
For the period 10/28/13(7) - 6/30/14	$10.00	0.14	0.15	0.29	(0.15)	—		(0.15)
Bridge Builder Core Plus Bond Fund
For the period 7/13/15(7) - 6/30/16	$10.00	0.22	0.31	0.53	(0.23)	(0.02)		(0.25)
Bridge Builder Municipal Bond Fund
For the period 9/14/15(7) - 6/30/16	$10.00	0.16	0.38	0.54	(0.15)	(0.01)		(0.16)
Bridge Builder Large Cap Growth Fund
For the year ended June 30, 2016	$9.83	0.09	0.02	0.11	(0.05)	—		(0.05)
For the period 4/27/15(7) - 6/30/15	$10.00	0.01	(0.18)	(0.17)	—	—		—
Bridge Builder Large Cap Value Fund
For the year ended June 30, 2016	$9.81	0.17	0.05	0.22	(0.17)	(0.00	)(8)	(0.17)
For the period 4/27/15(7) - 6/30/15	$10.00	0.03	(0.19)	(0.16)	(0.03)	—		(0.03)
Bridge Builder Small/Mid Cap Growth Fund
For the year ended June 30, 2016	$9.96	0.03	(0.35)	(0.32)	(0.02)	—		(0.02)
For the period 4/27/15(7) - 6/30/15	$10.00	0.01	(0.05)	(0.04)	—	—		—
Bridge Builder Small/Mid Cap Value Fund
For the year ended June 30, 2016	$9.87	0.08	(0.38)	(0.30)	(0.06)	(0.01)		(0.07)
For the period 4/27/15(7) - 6/30/15	$10.00	0.02	(0.15)	(0.13)	—	—		—
Bridge Builder International Equity Fund
For the period 7/6/15(7) - 6/30/16	$10.00	0.16	(0.67)	(0.51)	(0.04)	—		(0.04)

(1)	Annualized for periods less than one year.

(2)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

(3)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(4)	Ratios do not include the impact of the expenses of the underlying funds in which the fund invests.

(5)	Portfolio turnover is not annualized.

(6)	Excludes securities received in capital contribution in-kind.

(7)	Inception Date.

(8)	Less than $0.005.

The accompanying notes are an integral part of these financial statements.

50	Annual Report • June 30, 2016

	Ratios/Supplemental Data
			Ratios to Average Net Assets of:(1)
Net asset value, end of period	Total return(2)(3)	Net assets, end of period (millions)	Expenses, before waivers(4)	Expenses, net of waivers(4)	Net investment income/ (loss)	Portfolio turnover rate(5)

$10.47	6.51%	$10,762	0.36%	0.16%	2.32%	238%
$10.10	2.01%	$8,612	0.38%	0.18%	2.17%	115%
$10.14	2.91%	$7,005	0.40%	0.20%	1.99%	262	%(6)

$10.28	5.43%	$4,410	0.43%	0.23%	2.23%	197%

$10.38	5.46%	$1,972	0.43%	0.25%	1.76%	21%

$9.89	1.14%	$2,323	0.49%	0.31%	0.89%	45%
$9.83	(1.70)%	$2,587	0.54%	0.37%	0.86%	7%

$9.86	2.35%	$2,595	0.49%	0.34%	1.83%	33%
$9.81	(1.62)%	$2,150	0.54%	0.40%	2.14%	7%

$9.62	(3.16)%	$1,647	0.71%	0.47%	0.41%	49%
$9.96	(0.40)%	$1,424	0.77%	0.49%	0.51%	12%

$9.50	(3.08)%	$1,877	0.73%	0.54%	1.19%	49%
$9.87	(1.30)%	$887	0.81%	0.62%	1.21%	8%

$9.45	(5.06)%	$2,466	0.69%	0.46%	1.99%	18%

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2016	51

Bridge Builder Mutual Funds

Notes to Financial Statements

1. ORGANIZATION

The Bridge Builder Trust (the “Trust”) is a Delaware statutory trust organized under the laws of the State of Delaware on December 19, 2012, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2016, the Trust consists of nine series, of which the following eight active series are presented in this book (each a “Fund,” and collectively, the “Funds”). The one remaining series is inactive and currently not available for purchase.

Olive Street Investment Advisers, LLC (the “Adviser”) acts as investment adviser to the Funds.

Fund	Investment Objective
Bridge Builder Core Bond Fund (“Core Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Core Plus Bond Fund (“Core Plus Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Municipal Bond Fund (“Municipal Bond Fund”)	To provide current income exempt from Federal tax, with a secondary goal of preservation of investment principal
Bridge Builder Large Cap Growth Fund (“Large Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Large Cap Value Fund (“Large Cap Value Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Growth Fund (“Small/Mid Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)	To provide capital appreciation
Bridge Builder International Equity Fund (“International Equity Fund”)	To provide capital appreciation

The Funds are diversified and each currently offer a single class of shares. The Funds are available for investment exclusively through Edward Jones Advisory Solutions®.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

a) Use of Estimates – The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

b) Investment Valuation – All securities and other investments are recorded at their estimated fair value, as described in Note 4.

c) Federal Income Taxes – Each Fund is treated as a separate taxable entity for federal income tax purposes. The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of their net investment income and capital gains to shareholders. As a result, no provision for Federal income taxes is recorded in the financial statements.

The Adviser has reviewed the Funds’ tax positions for all open tax years (the prior three years of tax filings or since inception, if shorter are considered open for examination) and have concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

52	Annual Report • June 30, 2016

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

As of June 30, 2016, the Funds had no tax examinations or audits in progress.

d) Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income for the Core Bond, Core Plus Bond and Municipal Bond Funds are generally declared daily and paid monthly. The Large Cap Value Fund will generally declare and pay distributions of net investment income quarterly. The Large Cap Growth, Small/Mid Cap Growth, Small/Mid Cap Value and International Equity Funds will declare and pay distributions of net investment income annually, as necessary. Realized capital gains, if any, are distributed for each Fund at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature, these amounts are reclassified within the capital accounts in the financial statements to reflect their tax character.

e) Indemnifications – In the normal course of business, the Trust may enter into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Trust that have not yet occurred.

f) Investment Transactions, Income and Expense Allocation – Investment transactions are recorded on trade date. Securities gains and losses, net of foreign taxes withheld, if any, are calculated on the basis of identified cost. Dividend income (expense) net of foreign taxes withheld, if any, is recognized on ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as the information becomes available, which may be after the published ex-dividend date. Issuance fees, if any, are custodial fees on American Depositary Receipts (ADRs) charged by ADR agents on ADR Dividends and are recorded when paid. Interest income is recognized on an accrual basis while discounts & premiums on securities purchased are amortized or accreted, respectively, using the constant yield method over the life of the security. Expenses common to multiple Funds are allocated among the respective Funds based upon their relative net asset values or other reasonable allocation methods.

g) Foreign Currency Translation and Transactions – The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.

h) Offering and Organizational Costs – Offering costs, including professional fees, printing fees and the offering of the initial registration statement are accounted for as deferred costs until operations begin and are then amortized over a period of twelve months. Organizational costs, if any, are expensed as incurred.

3. SECURITIES AND OTHER INVESTMENTS

a) Delayed Delivery Securities – Certain Funds may enter into contracts to purchase mortgage securities for a fixed price at a future date beyond customary settlement time if the Fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of delayed delivery mortgage purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. For these obligations, the Fund will earmark liquid assets in an amount sufficient to cover its obligations. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, this risk is in addition to the risk of decline in the value of the Fund’s other assets. Where such purchases are made through

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Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

dealers, the Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in a loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if it deems it appropriate to do so.

A Fund may enter into delayed delivery sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of the sale commitments are not received until the contractual settlement date. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized appreciation/(depreciation) on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

b) Derivatives – The Funds invest in derivatives as permitted by their investment objectives and policies. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

Futures Contracts – Certain Funds may enter into futures contracts, which are agreements between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date. The Funds buy and sell futures contracts to gain or hedge exposure to certain risk factors. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities, which are referred to as initial margin. Securities deposited as initial margin are designated on the Summary Schedule of Investments and cash deposited is recorded as Deposits at broker for futures on the Statements of Assets and Liabilities. Exchange traded futures are marked to market daily based on the price movement of the contract, this change in value creates either a payable or receivable for the Fund as either more or less margin is required by the clearing agent. This change in value, known as variation margin is moved daily between the Fund and its counterparty. A change in the market value of an open futures contracts is recorded as unrealized appreciation/(depreciation) until the contract is closed. When a contract is closed, the Fund will record a realized gain or loss equal to the difference between the proceeds of the closing transaction and the Fund’s basis in the contracts. Futures contracts outstanding at period end, if any, are listed within each Fund’s Summary Schedule of Investments.

Forward Foreign Currency Exchange Contracts – Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation/(depreciation). When the contract is closed in its foreign currency, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed within each Fund’s Summary Schedule of Investments.

Swap Agreements – Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC Swaps”) or may be cleared through a third-party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into credit default, interest rate and total return

54	Annual Report • June 30, 2016

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

swap agreements to manage its exposure to credit, interest rate and equity risk. Securities or cash may be used as collateral or margin in accordance with the terms of the swap agreement in order to provide assets in the event of a default or bankruptcy.

Centrally Cleared Swaps are marked-to-market daily and the change, if any, is recorded as swap variation margin on the Statements of Assets and Liabilities, as well as change in unrealized appreciation/(depreciation) on the Statements of Operations. Swap variation margin is accounted for as unrealized appreciation/(depreciation) until the contract is closed, at which time the gains or losses are realized. Upfront premiums received/(paid) represent cash payments made upon the opening of the swap agreement to compensate for differences between the stated terms of the contract and the current market value contract. These upfront payments are recorded as assets/(liabilities) and are included within the market value of the swap contract. Upon liquidation or termination of the swap agreement, these payments are recorded as realized gain/(loss) on the Statements of Operations. Net periodic payments received/(paid) by the Fund are also included in the realized gain/(loss) on swap contracts on the Statements of Operations.

Credit Default Swap Contracts – Certain Funds may enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default swap contract, the protection buyer typically makes an up-front payment and a periodic stream of payments to the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or other equally ranked obligations of the reference entity. As a seller of protection on a credit default swap contract, the Fund, will generally receive from the protection buyer a fixed rate of income throughout the term of the swap provided there is no credit event. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss.

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include up-front payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Risks of loss may exceed amounts recognized on the Summary Schedule of Investments. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Summary Schedule of Investments. In certain circumstances, a Fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed within each Fund’s Summary Schedule of Investments.

c) Loan Participation, Assignments and Unfunded Commitments – Certain Funds invest in loan participations and assignments. When one of the Funds purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor.

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Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

The Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the loan may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using pro-rata allocation, based on its par value relative to the par value of the entire investment. The unfunded loan commitments are marked daily and any unrealized appreciation (depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities as well as the Statements of Operations. When investing in loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of the loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

d) Restricted Securities – The Funds may own investment securities that are unregistered and thus restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer’s financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, a Fund may have the right to include these securities in such registration, generally without cost to the Fund. A Fund generally has no right to require registration of the unregistered securities it holds. All restricted securities held at June 30, 2016 met the definition of Rule 144A of the Securities Act of 1933 and can be traded with an institutional investor without registration. The Adviser has determined the following Funds’ June 30, 2016 restricted securities to be liquid and illiquid pursuant to the Funds’ illiquid and restricted securities guidelines:

	Restricted Securities
Fund	Illiquid	Liquid
Core Bond Fund	$16,773,894	$1,541,780,341
Core Plus Bond Fund	824,242	478,184,426
Municipal Bond Fund	963,433	23,033,873

4. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Funds’ Board of Trustees (“Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has established a Valuation Committee (“VC”) whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The VC is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

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Bridge Builder Mutual Funds

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Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to its fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Fair value measurement within Level 1 should be based on a quoted price in an active market that the Funds have the ability to access for the asset or liability at the measurement date. Because a quoted price alone forms the basis for the measurement, the access requirement within Level 1 limits discretion in pricing the asset or liability, including in situations in which there are multiple markets for the asset or liability with different prices and no single market represents a principal market for the asset or liability. Importantly, the Financial Accounting Standards Board (FASB) has indicated that when a quoted price in an active market for a security is available, that price should be used to measure fair value without regard to an entity’s intent to transact at that price.

•	Level 2 – Fair value measurement within Level 2 should be based on all inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets don’t exist or are illiquid. Significant unobservable inputs include model derived valuations in which the majority of significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

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Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3.

Certain vendor-priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are classified as Level 2.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies will be converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. As of June 30, 2016, the below Funds had securities that were fair valued using these valuation adjustments.

Fund	Value	% of Net Assets
Large Cap Growth Fund	$4,220,653	0.2%
Large Cap Value Fund	52,089,671	2.0
International Equity Fund	1,926,466,311	78.1

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Credit default swaps are marked to market daily based on quotations provided by an independent pricing service and are generally categorized as Level 2 of the fair value hierarchy.

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Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented in the Summary Schedule of Investments.

Core Bond Fund

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Obligations	$—	$945,184,969	$71,495,120	$1,016,680,089
Corporate Bonds
Basic Materials	—	151,357,417	—	151,357,417
Communications	—	279,832,144	—	279,832,144
Consumer Cyclical	—	192,468,422	33,037	192,501,459
Consumer Non-cyclical	—	455,085,596	—	455,085,596
Diversified	—	8,470,426	—	8,470,426
Energy	—	393,590,019	413,155	394,003,174
Financials	—	1,453,953,450	615,373	1,454,568,823
Industrials	—	115,031,639	1,207,123	116,238,762
Technology	—	141,190,260	—	141,190,260
Utilities	—	240,563,709	3,015	240,566,724
Government Related	—	2,140,425,422	—	2,140,425,422
Mortgage-Backed Obligations	—	3,857,094,215	16,038,403	3,873,132,618
Preferred Stocks	2,549,800	—	—	2,549,800
Short-Term Investments
Money Market Funds	922,921,786	—	—	922,921,786
U.S. Treasury Bills	—	996,360	—	996,360
Futures Contracts (1)	4,481,515	—	—	4,481,515
Total Assets	$929,953,101	$10,375,244,048	$89,805,226	$11,395,002,375
Liabilities
Futures Contracts (1)	$6,247,611	$—	$—	$6,247,611
TBA Sales Commitments	—	2,181,758	—	2,181,758
Total Liabilities	$6,247,611	$2,181,758	$—	$8,429,369

Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Obligations	$—	$256,239,083	$1,092,044	$257,331,127
Bank Loans	—	44,461,331	568,937	45,030,268
Corporate Bonds
Basic Materials	—	42,459,200	—	42,459,200
Communications	—	133,752,854	—	133,752,854
Consumer Cyclical	—	156,937,588	4,854,362	161,791,950
Consumer Non-cyclical	—	215,147,517	—	215,147,517
Diversified	—	1,480,413	—	1,480,413
Energy	—	133,156,867	—	133,156,867
Financials	—	505,759,566	4,936,467	510,696,033
Industrials	—	75,829,053	3,000,000	78,829,053
Technology	—	63,546,945	2,063,790	65,610,735
Utilities	—	71,142,655	—	71,142,655
Government Related	—	1,221,578,659	—	1,221,578,659
Mortgage-Backed Obligations	—	1,243,702,617	4,252,969	1,247,955,586
Preferred Stocks
Financials	10,812,131	—	—	10,812,131
Industrials	698,538	—	—	698,538
Short-Term Investments
Money Market Funds	619,777,750	—	—	619,777,750
U.S. Treasury Bills	—	1,259,586	—	1,259,586
Futures Contracts (1)	2,559,597	—	—	2,559,597
Forward Foreign Currency Exchange Contracts (1)	—	180,887	—	180,887
Swap Contracts (1)	—	114,777	—	114,777
Total Assets	$633,848,016	$4,166,749,598	$20,768,569	$4,821,366,183
Liabilities
Futures Contracts (1)	$1,171,007	$—	$—	$1,171,007
Forward Foreign Currency Exchange Contracts (1)	—	83,497	—	83,497
Swap Contracts (1)	—	265,038	—	265,038
Total Liabilities	$1,171,007	$348,535	$—	$1,519,542

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Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Municipal Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds
Education	$—	$197,915,423	$—	$197,915,423
General Obligation	—	579,856,382	—	579,856,382
General Revenue	—	427,250,701	2,263,433	429,514,134
Healthcare	—	208,489,833	5,399,892	213,889,725
Housing	—	65,841,523	—	65,841,523
Transportation	—	254,224,408	—	254,224,408
Utilities	—	183,234,740	—	183,234,740
Short-Term Investments	147,811,591	—	—	147,811,591
Total Assets	$147,811,591	$1,916,813,010	$7,663,325	$2,072,287,926
Liabilities
Futures Contracts (1)	$285	$—	$—	$285
Total Liabilities	$285	$—	$—	$285

Large Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Consumer Discretionary	$413,951,361	$4,220,653	$—	$418,172,014
Consumer Staples	209,244,865	—	—	209,244,865
Energy	72,108,532	—	—	72,108,532
Financials	169,692,188	—	—	169,692,188
Healthcare	401,165,596	—	—	401,165,596
Industrials	176,364,199	—	—	176,364,199
Information Technology	706,194,843	—	—	706,194,843
Materials	39,027,999	—	—	39,027,999
Telecommunication Services	32,665,903	—	—	32,665,903
Utilities	156,075	—	—	156,075
Short-Term Investments	119,782,579	—	—	119,782,579
Futures Contracts (1)	475	—	—	475
Total Assets	$2,340,354,615	$4,220,653	$—	$2,344,575,268

Large Cap Value Fund
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Consumer Discretionary	$248,889,575	$17,816,359	$—	$266,705,934
Consumer Staples	209,496,004	—	—	209,496,004
Energy	234,868,663	—	—	234,868,663
Financials	524,937,418	—	—	524,937,418
Healthcare	334,395,208	—	—	334,395,208
Industrials	365,290,592	—	—	365,290,592
Information Technology	272,616,485	34,273,312	—	306,889,797
Materials	200,343,266	—	—	200,343,266
Telecommunication Services	35,420,726	—	—	35,420,726
Utilities	18,703,286	—	—	18,703,286
Short-Term Investments	83,261,073	—	—	83,261,073
Futures Contracts (1)	16,897	—	—	16,897
Total Assets	$2,528,239,193	$52,089,671	$—	$2,580,328,864

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Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Small/Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Consumer Discretionary	$245,197,414	$—	$—	$245,197,414
Consumer Staples	109,970,403	—	—	109,970,403
Energy	45,468,353	—	—	45,468,353
Financials	198,365,027	—	—	198,365,027
Healthcare	316,083,090	—	—	316,083,090
Industrials	243,370,633	—	—	243,370,633
Information Technology	350,056,890	—	—	350,056,890
Materials	49,785,178	—	—	49,785,178
Telecommunication Services	17,467,418	—	—	17,467,418
Utilities	3,813,770	—	—	3,813,770
Rights
Healthcare	—	—	57,056	57,056
Short-Term Investments	61,059,435	—	—	61,059,435
Futures Contracts (1)	922	—	—	922
Total Assets	$1,640,638,533	$—	$57,056	$1,640,695,589

Small/Mid Cap Value Fund
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Consumer Discretionary	$198,544,214	$—	$—	$198,544,214
Consumer Staples	35,870,155	—	—	35,870,155
Energy	84,392,569	—	—	84,392,569
Financials	554,866,672	—	400	554,867,072
Healthcare	193,671,391	—	—	193,671,391
Industrials	243,149,035	—	—	243,149,035
Information Technology	261,981,375	—	—	261,981,375
Materials	124,443,664	—	—	124,443,664
Telecommunication Services	9,285,594	—	—	9,285,594
Utilities	79,461,401	—	—	79,461,401
Short-Term Investments	92,007,981	—	—	92,007,981
Futures Contracts (1)	5,127	—	—	5,127
Total Assets	$1,877,679,178	$—	$400	$1,877,679,578

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Notes to Financial Statements (Continued)

International Equity Fund
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Consumer Discretionary	$53,772,034	$318,110,509	$161	$371,882,704
Consumer Staples	47,924,318	311,978,252	—	359,902,570
Energy	36,482,572	104,013,167	—	140,495,739
Financials	34,468,069	298,810,310	—	333,278,379
Healthcare	74,678,152	255,876,109	—	330,554,261
Industrials	20,543,063	253,908,384	—	274,451,447
Information Technology	131,437,266	186,954,187	—	318,391,453
Materials	16,581	68,144,599	—	68,161,180
Telecommunication Services	11,980,432	84,346,057	30,054	96,356,543
Utilities	2,038	44,071,344	—	44,073,382
Rights
Industrials	—	4,043	—	4,043
Telecommunication Services	—	—	419	419
Preferred Stocks
Consumer Discretionary	—	211,961	—	211,961
Consumer Staples	—	41,432	—	41,432
Financials	8,727	—	—	8,727
Short-Term Investments	109,357,585	—	—	109,357,585
Total Assets	$520,670,837	$1,926,470,354	$30,634	$2,447,171,825

(1)	Derivative instruments, including futures and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps are reported at value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and cleared derivatives.

62	Annual Report • June 30, 2016

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

The Funds recognize all transfers at the end of the reporting period. Transfers from Level 1 and Level 2 to Level 3 are generally due to a decline in market activity which resulted in a lack of or fewer observable market inputs used to determine price. Transfers from Level 3 to Level 2 are generally the result of increased observable market activity, resulting in an increase in the number of observable inputs used to determine price.

The Core Bond, Core Plus Bond, Municipal Bond, Small/Mid Cap Growth, Small/Mid Cap Value and International Equity Funds all held Level 3 securities at the end of the period. In the aggregate, securities classified as Level 3 in the Small/Mid Cap Growth, Small/Mid Cap Value and International Equity Funds, have been deemed immaterial.

Below are the transfers between levels for the Core Bond Fund during the reporting period from July 1, 2015 to June 30, 2016. There were no transfers between levels for the Core Plus Bond, Municipal Bond, Large Cap Growth, Large Cap Value, Small/Mid Cap Growth, Small/Mid Cap Value and International Equity Funds during the reporting period ended June 30, 2016.

Core Bond Fund
Transfers into Level 1	$—
Transfers out of Level 1	—

Net transfers out of Level 1	$—

Transfers into Level 2 (1)	$190,727,924
Transfers out of Level 2 (2)	(1,166,921)

Net transfers into Level 2	$189,561,003

Transfers into Level 3 (2)	$1,166,921
Transfers out of Level 3 (1)	(190,727,924)

Net transfers into/(out of) Level 3	$(189,561,003)

(1)	Securities transferred from Level 3 to Level 2 were the result of additional market data being obtained and observed.

(2)	Securities transferred from Level 2 to Level 3 because of the lack of observable market data.

Below is a roll forward which details the activity of securities in Level 3 during the period ended June 30, 2016:

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund
Beginning Balance – June 30, 2015	$312,609,326	$—	$—
Purchases	89,366,084	21,101,678	11,645,595
Sales proceeds and paydowns	(119,881,751)	(331,439)	(4,000,000)
Transfers into Level 3	1,166,921	—	—
Transfer out of Level 3	(190,727,924)	—	—
Realized gains/(losses), net	868,421	2,556	—
Change in unrealized gains/(losses), net	(3,595,851)	(4,226)	17,730

Ending Balance – June 30, 2016	$89,805,226	$20,768,569	$7,663,325

The realized and unrealized gains and losses from Level 3 transactions are included with the net realized gain/(loss) on investments and net change in unrealized appreciation/(depreciation) on investments on the Statements of Operations, respectively. The net change in unrealized appreciation/(depreciation) on investments related to Level 3 securities held by the Core Bond, Core Plus Bond and Municipal Bond Funds at June 30, 2016 total $(419,904), $28,109 and $19,668, respectively.

The following provides a general description of the impact of a change in an unobservable input on the fair value measurement and the interrelationship of unobservable inputs, where relevant and significant. Interrelationships may also exist between observable and unobservable inputs (for example, as interest rates rise, prepayment rates decline).

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Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Significant unobservable inputs used by the third-party pricing vendors and broker-dealers generally include prepayment rates, interest rates, probability of default and loss severity in the event of default. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for prepayment rates.

Additionally, third-party pricing vendors and broker-dealers could use market activity related to comparable securities to supplement the inputs noted above. Usually, an increase (decrease) in the price of a comparable bond would result in a higher (lower) fair value measurement.

The following tables present information about unobservable inputs related to the Funds’ categories of Level 3 investments as of June 30, 2016:

Quantitative Information about Level 3 Fair Value Measurements*

Core Bond Fund

Investment Type	Fair Value at 06/30/16	Valuation Methodology	Unobservable Inputs	Input Value/Range	Weighted Average
Asset-Backed Obligations	$9,565,876	Discounted Cash Flow	Internal Rate of Return	0.00%-7.80%	0.55%
			Life expectancy (in months)	0-1.59	0.11
Corporate Bonds	$1,452,202	Discounted Cash Flow	Internal Rate of Return	3.97%-8.34%	4.02%
Corporate Bonds	$762,896	Market activity	Recent transaction	$99.796-$99.926	$99.86
Mortgage-Backed Obligations	$1,096,027	Discounted Cash Flow	Internal Rate of Return	8.40%	8.40%
			Life expectancy (in months)	2.4	2.4

Core Plus Bond Fund

Investment Type	Fair Value at 06/30/16	Valuation Methodology	Unobservable Inputs	Input Value/Range	Weighted Average
Asset-Backed Obligations	$909,942	Discounted Cash Flow	Internal Rate of Return	0.00%	0.00%
Corporate Bonds	$1,863,742	Discounted Cash Flow	Internal Rate of Return	3.079%-4.418%	3.67%
Corporate Bonds	$12,990,877	Market activity	Recent transaction	$82.6177-$100.00	$97.18
Mortgage-Backed Obligations	$4,252,969	Market activity	Recent transaction	$100.78	$100.78

Municipal Bond Fund

Investment Type	Fair Value at 06/30/16	Valuation Methodology	Unobservable Inputs	Input Value/Range	Weighted Average
Municipal Bonds	$7,663,325	Discounted Cash Flow	Internal Rate of Return	0.00%-5.05%	1.57%

*The tables above do not include Level 3 securities that are valued using a single brokers quote. At June 30, 2016, the value of these securities was $ 76,928,225, $751,039 and $0 for the Core Bond, Core Plus Bond and Municipal Bond Funds, respectively. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 4. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.

5. DERIVATIVE INSTRUMENTS

Certain funds use derivative instruments as part of their principal investment strategy to achieve their stated investment objective. The Funds’ derivative contracts held at period end are not accounted for as hedging

64	Annual Report • June 30, 2016

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

instruments under GAAP. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities across derivative types that are subject to master netting arrangements in the Statements of Assets and Liabilities. There were no financial instruments subject to a netting agreement for which the Funds are not currently netting.

The following table lists the fair value of derivative instruments held by the Funds, by primary underlying risk and contract type, as included in the Statements of Assets and Liabilities* at period end.

	Assets			Liabilities
	Unrealized Appreciation on Futures Contracts*	Swaps at Value*	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	Unrealized Depreciation on Futures Contracts*	Swaps at Value*	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts
Interest Rate Risk
Core Bond Fund	$4,481,515	$—	$—	$(6,247,611)	$—	$—
Core Plus Bond Fund	2,559,597	—	—	(1,171,007)	—	—
Municipal Bond Fund	—	—	—	(285)	—	—
Equity Risk
Large Cap Growth Fund	475	—	—	—	—	—
Large Cap Value Fund	16,897	—	—	—	—	—
Small/Mid Cap Growth Fund	922	—	—	—	—	—
Small/Mid Cap Value Fund	5,127	—	—	—	—	—
Foreign Exchange Risk
Core Plus Bond Fund	—	—	180,887	—	—	(83,497)
Credit Risk
Core Plus Bond Fund	—	114,777	—	—	265,038	—

*	May include cumulative unrealized appreciation/(depreciation) as reported on the Summary Schedule of Investments. Only current day’s variation margin is reported on the Statements of Assets and Liabilities for exchange traded derivatives.

The following table lists the effect of derivative instruments held by the Funds, by primary underlying risk and contract type, on the Statements of Operations for the period ended June 30, 2016.

	Realized Gain/(Loss) on Derivatives recognized as a result of Operations			Net Change in Unrealized Appreciation / (Depreciation) on Derivatives recognized as a result of Operations
	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps
Interest Rate Risk
Core Bond Fund	$1,575,843	$—	$—	$(1,842,020)	$—	$—
Core Plus Bond Fund	778,065	—	—	1,388,590	—	—
Municipal Bond Fund	(3,330)	—	—	(285)	—	—
Equity Risk
Large Cap Growth Fund	(96,658)	—	—	11,107	—	—
Large Cap Value Fund	(9,495)	—	—	37,013	—	—
Small/Mid Cap Growth Fund	(781,988)	—	—	239,765	—	—
Small/Mid Cap Value Fund	(67,524)	—	—	11,471	—	—
Foreign Exchange Risk
Core Plus Bond Fund	—	356,412	—	—	97,390	—
Credit Risk
Core Plus Bond Fund	—	—	(162,310)	—	—	(15,296)

Annual Report • June 30, 2016	65

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

The following tables present the Funds’ gross OTC derivatives assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of June 30, 2016:

Core Plus Bond Fund
	Investment Type	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Gross Amounts not offset in the Statements of Assets & Liabilities		Net Amount
Counterparty					Financial Instruments	Collateral (Pledged)/ Received
Merrill Lynch	Forward Foreign Currency Exchange Contracts	$90,627	$(56,322)	$34,305	$—	$—	$34,305
Morgan Stanley	Forward Foreign Currency Exchange Contracts	90,260	—	90,260	—	—	90,620
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		180,887	(56,322)	124,565	—	—	124,565
	Investment Type	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Gross Amounts not offset in the Statements of Assets & Liabilities		Net Amount
Counterparty					Financial Instruments	Collateral (Pledged)/ Received
Merrill Lynch	Forward Foreign Currency Exchange Contracts	$56,322	$(56,322)	$—	$—	$—	$—
Royal Bank of Scotland	Forward Foreign Currency Exchange Contracts	27,175	—	27,175	—	—	27,175
Goldman Sachs	Credit Default Swap	204,544	—	204,544	—	—	204,544
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		288,041	(56,322)	231,719	—	—	231,719

66	Annual Report • June 30, 2016

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

The Funds’ average monthly notional amount of derivatives during the period ended June 30, 2016 were as follows:

	Average Monthly Notional Amount of
	Purchased Futures	Sold Futures	Swaps-Buy Protection	Swaps-Sell Protection	Forward Foreign Currency Exchange Contracts
Core Bond Fund	$369,569,876	$(131,838,230)	$—	$—	$—
Core Plus Bond Fund	61,894,226	(46,276,883)	1,778,750	(2,200,000)	10,470,796
Municipal Bond Fund	—	(1,527,027)	—	—	—
Large Cap Growth Fund	1,405,680	—	—	—	—
Large Cap Value Fund	1,581,828	—	—	—	—
Small/Mid Cap Growth Fund	1,775,585	—	—	—	—
Small/Mid Cap Value Fund	432,359	—	—	—	—

6. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser acts as investment adviser to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust. The Adviser is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Funds’ investments.

The Adviser shall provide the Trust with such investment research, advice and investment supervision as the Trust may from time to time consider necessary for the proper management of the assets of the Funds, and shall furnish continuously an investment program for the Funds. In fulfilling this obligation, the Adviser, among other things, recommends the hiring and termination of, and monitors the ongoing performance of, one or more investment advisers (the “Sub-advisers”) and allocates Fund assets among the Sub-advisers.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Funds pay the Adviser an investment management fee at an annual rate of each Fund’s average daily net assets. In an effort to pass along lower fund expenses to shareholders, the Adviser does not retain any portion of the management fees. The Adviser has contractually agreed to waive its management fees to the extent management fees paid to the Adviser exceed the management fees the Adviser is required to pay each Fund’s Sub-advisers. The annual management fee and amounts of management fees waived by the Adviser during the period ended June 30, 2016 are noted in the table below:

Fund	Annual Management Fee	Management Fees Waived by Adviser
Core Bond Fund	0.32%	$(20,204,042)
Core Plus Bond Fund	0.36	(4,400,450)
Municipal Bond Fund	0.36	(1,960,256)
Large Cap Growth Fund	0.44	(4,640,481)
Large Cap Value Fund	0.44	(3,393,917)
Small/Mid Cap Growth Fund	0.64	(3,350,942)
Small/Mid Cap Value Fund	0.64	(1,730,211)
International Equity Fund	0.60	(4,690,611)

None of the management fees waived by the Adviser are subject to recoupment by the Adviser.

The Adviser has selected and the Board has approved the following Sub-advisers to sub-advise discrete portions of each of the Fund’s assets:

Fund	Sub-advisers
Core Bond Fund	Robert W. Baird & Co., Inc. J.P. Morgan Investment Management, Inc. Loomis, Sayles & Company, L.P. Prudential Investment Management, Inc.
Core Plus Bond Fund	Janus Capital Management, LLC Loomis Sayles & Company, L.P. Metropolitan West Asset Management, LLC T.Rowe Price Associates, Inc.

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Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Fund	Sub-advisers
Municipal Bond Fund	FIAM, LLC T. Rowe Price Associates, Inc. Wells Capital Management, Inc.
Large Cap Growth Fund	Lazard Asset Management LLC Sustainable Growth Advisers, LP Jennison Associates LLC William Blair Investment Management, L.L.C. BlackRock Investment Management, LLC
Large Cap Value Fund	Barrow, Hanley, Mewhinney& Strauss, LLC Wellington Management Company LLP Artisan Partners Limited Partnership BlackRock Investment Management, LLC
Small/Mid Cap Growth Fund	Champlain Investment Partners, LLC ClearBridge Investments, LLC Eagle Asset Management, Inc. Stephens Investment Management Group, LLC BlackRock Investment Management, LLC
Small/Mid Cap Value Fund	Boston Partners Vaughan Nelson Investment Management, L.P. Silvercrest Asset Management Group LLC Advisory Research, Inc. BlackRock Investment Management, LLC
International Equity Fund	Baillie Gifford Overseas Limited Edinburgh Partners Limited Manning & Napier Advisors, LLC Mondrian Investment Partners Limited WCM Investment Management BlackRock Investment Management, LLC

Subject to the supervision of the Adviser, the Sub-advisers provide the Funds, among other services, a continuous investment program for the Funds and determine from time to time which securities or other investments shall be purchased, sold or exchanged for the Funds, including providing or obtaining such services as may be necessary in managing, acquiring or disposing of securities, cash or other investments. For their services as Sub-advisers to the Funds, each Sub-adviser is entitled to receive fees from the Adviser.

Pursuant to an operating expense limitation agreement between the Adviser and the Funds, effective until October 28, 2016, the Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and non-routine expenses) to limit total annual fund operating expenses after fee waivers and/or expense reimbursements to each of the following (each an “Expense Cap”).

Fund	Expense Cap
Core Bond Fund	0.48%
Core Plus Bond Fund	0.42
Municipal Bond Fund	0.48
Large Cap Growth Fund	0.51
Large Cap Value Fund	0.51
Small/Mid Cap Growth Fund	0.73
Small/Mid Cap Value Fund	0.73
International Equity Fund	0.67

The Trust has agreed to repay the expense reimbursement to the Adviser. However, the repayment of previously waived expenses is limited to amounts that do not cause the aggregate operating expenses of the Fund to exceed the current expense cap or the expense cap in place at the time the waiver was generated. The Adviser has up to three fiscal years from the time the expenses were reimbursed to request reimbursement from a Fund.

68	Annual Report • June 30, 2016

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

During the period ended June 30, 2016, the Funds did not exceed the Expense Cap and there are no expense reimbursements currently available for recoupment in future periods.

Administrator – U.S. Bancorp Fund Services, LLC (“USBFS”) acts as the Trust’s administrator (the “Administrator”) pursuant to an administration agreement. USBFS provides certain administrative services to the Trust, including, among other responsibilities, fund accounting and certain compliance services. For these services, the Funds shall pay the administrator monthly, a fee accrued daily and based on average daily net assets. The Funds may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. The amounts paid directly to the Administrator by the Funds for administrative services are included in the Administration fee in the Statements of Operations.

As of June 30, 2016, certain employees of the Administrator were also Officers of the Trust.

Custodian – U.S. Bank National Association is the custodian (the “Custodian”) for the Trust in accordance with a custodian agreement. Custodian fees are paid monthly and based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. The amounts paid directly to the Custodian by the Funds for custody services are included in Custody fees in the Statements of Operations.

Trustees – Trustee fees and expenses displayed in the Statements of Operations include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined by the 1940 Act, (an “Independent Trustee”) of the Trust. The Trustees who are not Independent Trustees of the Trust are not compensated by the Trust.

Affiliated Transactions – The Funds may participate in purchase and sale transactions with other funds or accounts that have a common investment adviser (or sub-adviser), commonly referred to as “cross trades.” These cross trades are executed in accordance with procedures adopted by the Funds’ Board and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security. During the year ended June 30, 2016, the aggregate value of purchases and sales cross trades with other Funds or accounts were as follows:

	Purchases	Sales
Core Plus Bond Fund	$56,396,772	$—
Municipal Bond Fund	82,899,014	45,849,317
Large Cap Growth Fund	114,780,172	50,904,061
Large Cap Value Fund	54,997,210	114,012,681
Small/Mid Cap Growth Fund	64,726,449	71,751,539
Small/Mid Cap Value Fund	27,397,131	31,569,520
International Equity Fund	—	195,385

7. LINE OF CREDIT ARRANGEMENT

The Trust is a party to an unsecured line of credit agreement with U.S. Bank, N.A., expiring April 26, 2017. The arrangement allows the Funds to borrow for temporary purposes to increase the efficiency of cash flow management. The Funds collectively may borrow up to $200 million. Interest is charged on borrowings at the prevailing prime rate minus one and one-half percent and is reflected as interest expense on the Statements of Operations. The Funds are not subject to any commitment fees under this arrangement. The Funds did not have any outstanding borrowings under this agreement during the year ended June 30, 2016.

8. INTERFUND LENDING AGREEMENT

On May 4, 2016, the Funds received exemptive relief from the SEC to enter into a master interfund lending agreement with each other that would permit each Fund to lend money directly to and borrow money directly from other Funds for temporary purposes. Each Fund may borrow, in aggregate, up to 15% of its current net assets at the time of the loan and a Fund’s loans, in aggregate, to any one Fund under the agreement shall not exceed 5% of the

Annual Report • June 30, 2016	69

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

lending Fund’s net assets. A loan under the agreement will not exceed duration of seven days and interest is charged on borrowings at a rate determined based on current short-term market interest rates and short-term lending rates available to the Funds. As of June 30, 2016, the Funds have yet to borrow under this agreement.

9. INVESTMENT TRANSACTIONS

For the period ended June 30, 2016, purchases and sales of investment securities, other than short-term investments, were as follows:

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund
Purchases:
U.S. Government	$20,704,886,397	$6,386,636,913	$—	$—	$—	$—	$—	$—
Other	3,755,721,901	2,296,178,819	2,134,274,055	1,092,783,450	1,136,034,649	940,388,039	1,410,931,700	2,929,209,468
Sales:
U.S. Government	20,329,887,968	4,214,934,749	—	—	—	—	—	—
Other	2,726,147,376	384,757,662	279,423,704	1,366,529,673	691,639,990	665,455,758	443,926,673	383,412,587

10. FEDERAL INCOME TAX INFORMATION

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary and permanent differences have no effect on net assets or net asset value per share. For the period ended June 30, 2016, the Funds made the following permanent book-to-tax reclassifications primarily related to the treatment of organization costs, paydowns and difference between book and tax accretion methods for market premium:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-In Capital
Core Bond Fund	$18,863,749	$(18,863,749)	$—
Core Plus Bond Fund	3,095,258	(3,074,218)	(21,040)
Municipal Bond Fund	7,756	—	(7,756)
Large Cap Growth Fund	(547)	2,887	(2,340)
Large Cap Value Fund	3,698	(1,800)	(1,898)
Small/Mid Cap Growth Fund	1,404	80,790	(82,194)
Small/Mid Cap Value Fund	(12,622)	52,130	(39,508)
International Equity Fund	(587,246)	610,127	(22,881)

At June 30, 2016, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund
Cost of Investments	$10,988,408,821	$4,748,089,367	$2,019,917,113	$2,283,599,414	$2,588,129,686	$1,662,191,170	$1,897,511,713	$2,614,845,626

Gross Unrealized Appreciation	$434,036,572	$81,660,684	$53,082,189	$197,558,111	$172,033,351	$116,033,310	$88,066,184	$113,061,213
Gross Unrealized Depreciation	(31,924,533)	(11,239,129)	(711,376)	(136,582,732)	(179,851,070)	(137,529,813)	(107,903,446)	(280,735,014)

Net Unrealized Appreciation	$402,112,039	$70,421,555	$52,370,813	$60,975,379	$(7,817,719)	$(21,496,503)	$(19,837,262)	$(167,673,801)

The differences between book basis and tax basis appreciation/(depreciation) on investments is primarily attributable to wash sale loss deferrals, and differences in the tax treatment of the amortization of premiums.

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Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

As of June 30, 2016, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund
Accumulated Capital and Other Losses	$(11,480,083)	$(1,085,984)	$(28,275)	$(87,648,413)	$(35,030,211)	$(21,948,489)	$(33,761,583)	$(33,711,997)
Undistributed Net Ordinary Income	38,241,415	7,842,821	2,137,977	12,007,887	811,276	3,085,991	7,233,407	30,659,461
Undistributed Tax-Exempt Income	—	—	477,750	—	—	—	—	—
Undistributed Long-Term Capital Gain	—	1,478,345	—	—	—	—	—	—
Unrealized Appreciation/(Depreciation) on Investments	402,112,039	70,421,555	52,370,813	60,975,379	(7,817,719)	(21,496,503)	(19,837,262)	(167,673,801)

Total Accumulated Gain/(Loss)	$428,873,371	$78,656,737	$54,958,265	$(14,665,147)	$(42,036,654)	$(40,359,001)	$(46,365,438)	$(170,726,337)

The differences between book basis and tax basis components of net assets are primarily attributable to wash sale loss deferrals and other book and tax differences including paydowns, straddle loss deferrals, post-October capital loss deferrals and capital loss carryforwards.

At June 30, 2016, the Funds had the following capital loss carryforwards. The capital loss carryforwards do not have an expiration date and will retain their character as either short-term or long-term capital losses. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Capital Loss Carryforwards
Core Bond Fund	$—
Core Plus Bond Fund	—
Municipal Bond Fund	—
Large Cap Growth Fund	86,626,140
Large Cap Value Fund	35,054,018
Small/Mid Cap Growth Fund	21,940,906
Small/Mid Cap Value Fund	33,724,597
International Equity Fund	33,529,178

At June 30, 2016 the Core Bond Fund deferred, on a tax basis, post-October capital losses of $3,317,008. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first business day of the Fund’s next taxable year.

The tax character of distributions paid by the Funds during the fiscal periods ended June 30, 2016 and June 30, 2015 were as follows:

	Core Bond Fund		Core Plus Bond Fund	Municipal Bond Fund	Large Cap Growth Fund
	2016	2015	2016	2016	2016
Distributions paid from:
Net Ordinary Income (1)	$262,062,980	$186,830,832	$56,840,027	$883,304	$13,598,060
Tax-Exempt Income	—	—	—	18,578,602	—
Net Long-Term Capital Gains	8,844,028	—	139,783	—	—
Return of Capital	—	—	—	—	—

Total Distributions Paid	$270,907,008	$186,830,832	$56,979,810	$19,461,906	$13,598,060

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Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

	Large Cap Value Fund		Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund
	2016	2015	2016	2016	2016
Distributions paid from:
Net Ordinary Income (1)	$40,386,381	$6,142,468	$3,645,669	$5,499,345	$9,875,287
Tax-Exempt Income	—	—	—	—	—
Net Long-Term Capital Gains	9,782	—	—	41,446	—
Return of Capital	—	—	—	—	—

Total Distributions Paid	$40,396,163	$6,142,468	$3,645,669	$5,540,791	$9,875,287

(1)	Net Ordinary Income includes net short-term capital gains, if any.

11. RISKS

Investing in the Funds may involve certain risks including, but not limited to, those described below. Please refer to the Funds’ prospectus and Statements of Additional Information for more information on risks associated with investing in the Funds.

a) Interest Rate Risk – Certain Funds invest in fixed-income securities that change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Fixed-income markets have experienced historically low interest rates for an extended period of time, which may increase the risk of interest rates rising in the future as a result of market forces, government action or other factors. The value of a fixed-income security with greater duration will be more sensitive to changes in interest rates than a similar security with less duration. Duration is a measure of the sensitivity of the price of a fixed-income security (or a portfolio of fixed-income securities) to changes in interest rates. The prices of fixed-income securities with less duration generally will be less affected by changes in interest rates than the prices of fixed-income securities with greater duration. For example, a five-year duration means the fixed income security is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%, holding other factors constant. Usually, the changes in the value of fixed-income securities will not affect cash income generated, but may affect the value of your investment in the Fund. Floating rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the benchmark rate chosen, frequency of reset and reset caps or floors, among other things). Zero coupon bonds have longer durations than coupon-bearing bonds with comparable maturities and generally experience greater volatility in response to changing interest rates.

b) Liquidity Risk – Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent a Fund from selling securities or closing derivative positions at desirable times or prices. During times of significant market or economic turmoil, usually liquid markets for certain of a Fund’s investments may experience extreme reductions in buy-side demand, which may result in values of a Fund’s portfolio securities declining significantly over short or extended periods of time. These reductions in value may occur regardless of whether there has been a change in interest rates or a change in the credit rating of the issuer of the security. Under certain adverse market or economic conditions, Fund investments previously determined to be liquid may be deemed to be illiquid, and, because of regulatory limitations on investments in illiquid securities, a Fund may not be able to make or gain the desired level of exposure to certain investments that it otherwise would.

c) Redemption Risk – A Fund may experience losses when selling securities to meet redemption requests. This risk is greater for larger redemption requests or redemption requests during adverse market conditions. Because the Funds currently are available only to participants in a single asset allocation program, a reduction in the allocation of program assets to the Funds could result in one or more large redemption requests. Moreover, as a result of the requirement that a Fund satisfy redemption requests even during times of significant market or economic turmoil, a Fund may be forced to sell portfolio securities during periods of reduced liquidity when prices are rapidly declining. This may require a Fund to realize investment losses at times that a Sub-adviser believes that it would have been advisable to hold a particular investment until a more orderly sale could occur or the market recovers.

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Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

d) Credit Risk – There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by a Fund. Such defaults could result in losses to a Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. A Fund may invest in securities that are rated in the lowest investment grade category. Such securities may exhibit speculative characteristics similar to high yield securities, and issuers of such securities may be more vulnerable to changes in economic conditions than issuers of higher grade securities.

e) Counterparty Risk – When a Fund enters into an investment contract, such as a derivative or a repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. For example, in a repurchase agreement, there exists the risk that a Fund buys a security from a seller (counterparty) that agrees to repurchase the security at an agreed upon price and time, but the counterparty later fails to repurchase the security.

f) Market Risk – Various market risks can affect the price or liquidity of an issuer’s securities in which a Fund may invest. Returns from the securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed-income markets. As a result, a Fund’s value may fluctuate and/or a Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

g) Equity Risk – Since certain Funds purchase equity securities, those Funds are subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

h) Multi-Manager and Multi-Style Management Risk – Fund performance is dependent upon the success of the Adviser and the Sub-advisers in implementing a Fund’s investment strategies in pursuit of its objective. To a significant extent, a Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-advisers and its selection and oversight of the Sub-advisers and on a Sub-adviser’s skill in executing the relevant strategy and selecting investments for the Fund. There can be no assurance that the Adviser or Sub-advisers will be successful in this regard. In addition, because portions of each Fund’s assets are managed by different Sub-advisers using different styles/strategies, a Fund could experience overlapping security transactions. Certain Sub-advisers may be purchasing securities at the same time that other Sub-advisers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style. The Adviser’s and the Sub-advisers’ judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which a Fund invests may prove to be incorrect, and there is no guarantee that the Adviser’s or a Sub-adviser’s judgment will produce the desired results. In addition, a Fund may allocate its assets so as to under- or over-emphasize certain strategies or investments under market conditions that are not optimal, in which case a Fund’s value may be adversely affected.

Annual Report • June 30, 2016	73

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

i) Foreign Securities Risk – The securities of foreign issuers, including ADRs and GDRs, may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the United States. Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies, particularly in emerging markets, may be less stable than the U.S. Government and the U.S. economy.

j) Currency Risk – While the Funds’ net assets are valued in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are: (1) it may be expensive to convert foreign currencies into U.S. dollars and vice versa; (2) complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates; (3) government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces; (4) there may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis; (5) available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and (6) the inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

k) Geographic Focus Risk – To the extent that a significant portion of a Fund’s portfolio is invested in the securities of companies in a particular country or region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within that country or region. As a result, a Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

12. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that would require accrual or disclosure.

74	Annual Report • June 30, 2016

Bridge Builder Mutual Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the Bridge Builder Trust

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Bridge Builder Core Bond Fund, Bridge Builder Core Plus Bond Fund, Bridge Builder Municipal Bond Fund, Bridge Builder Large Cap Growth Fund, Bridge Builder Large Cap Value Fund, Bridge Builder Small/Mid Cap Growth Fund, Bridge Builder Small/Mid Cap Value Fund and Bridge Builder International Equity Fund (hereafter referred to as the “Funds”) at June 30, 2016, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Chicago, IL

August 25, 2016

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Bridge Builder Mutual Funds

Trustees and Officers

Independent Trustees of the Trust

Name	Role	Term	Principal Occupation
Jean E. Carter (Born: 1957)	Lead Independent Trustee	Indefinite Term; Since Inception	Retired; Director of Investment Management Group for Russell Investment Group (1982-2005)
Janice L. Innis-Thompson (Born: 1966)	Trustee, Chair of the Nominating and Governance Committee	Indefinite Term; Since Inception	Retired; Senior Vice President, Chief Compliance & Ethics Officer, TIAA-CREF (2006-2016)
Michelle M. Keeley (Born: 1964)	Trustee	Indefinite Term; Since August 2015	Retired; Executive Vice President, Ameriprise Financial Services, Inc. (2002-2010)
William N. Scheffel (Born: 1953)	Trustee	Indefinite Term; Since Inception	Retired; Executive Vice President, Chief Financial Officer and Treasurer, Centene Corporation (2003-2016)
John M. Tesoro (Born: 1952)	Trustee, Chair of the Audit Committee	Indefinite Term; Since Inception	Retired; Partner, KPMG LLP (2002-2012)

Interested Trustees of the Trust

Name	Role	Term	Principal Occupation
William H. Broderick III (Born: 1952)	Trustee, Chairman	Indefinite Term; Since Inception	Chief Executive Officer, Victory Wireline, LLC (2015-Present); Retired (2013-2015); Principal, Investment Advisory, Edward Jones and General Partner, The Jones Financial Companies, LLLP (1986-2012)
William E. Fiala (Born: 1967)	Trustee, Chair of the Valuation Committee	Indefinite Term; Since Inception	Principal, Edward Jones and General Partner, The Jones Financial Companies, LLLP (1994-Present)

Officers of the Trust

Name	Role	Term	Principal Occupation
Joseph C. Neuberger (1) (Born: 1962)	President	Indefinite Term; Since Inception	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-Present)
Jason F. Hadler (1) (Born: 1975)	Treasurer	Indefinite Term; Since Inception	Senior Vice President, U.S. Bancorp Fund Services, LLC (Since 2003)
Alan J. Herzog (Born: 1973)	Chief Compliance Officer and Vice President	Indefinite Term; Since January 1, 2015	Director of Funds Compliance, Edward Jones (Since 2013); Senior Counsel, Wells Fargo Advisors, LLC (2008-2013)
Elaine E. Richards (1) (Born: 1968)	Secretary	Indefinite Term; Since Inception	Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC (Since July 2007)

(1)	Effective 7/1/2016 offices of President, Treasurer and Secretary were transitioned to Ryan Robson, Aaron Masek and Helge Lee, respectively.

The business address of the Trustees and Officers is the address of the Trust: 615 East Michigan Street, Milwaukee, Wisconsin 53202.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-855-823-3611.

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Bridge Builder Mutual Funds

Board Consideration of Investment Advisory Agreement and Sub-advisory Agreements

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board” or the “Trustees”) of the Bridge Builder Trust (the “Trust), including a majority of the Trustees who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements.

At an in-person meeting held on May 17-18, 2016 (the “May Meeting”), the Trustees, including the Independent Trustees, considered and approved the annual continuance of an investment advisory agreement (the “Advisory Agreement”) with the Adviser for the Bridge Builder Core Bond Fund (the “Core Bond Fund”), the Bridge Builder Core Plus Bond Fund (the “Core Plus Bond Fund”), the Bridge Builder Municipal Bond Fund (the “Municipal Bond Fund”), the Bridge Builder Large Cap Growth Fund (the “Large Cap Growth Fund”), the Bridge Builder Large Cap Value Fund (the “Large Cap Value Fund”), the Bridge Builder Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”), the Bridge Builder Small/Mid Cap Value Fund (the “Small/Mid Cap Value Fund”), and the Bridge Builder International Equity Fund (the “International Equity Fund”) (collectively, the “Funds”). The Trustees, including the Independent Trustees, also considered and approved an investment sub-advisory agreement (each, a “Sub-advisory Agreement” and collectively, the “Sub-advisory Agreements”) with each of the following sub-advisers: Robert W. Baird & Co. Inc. (“Baird”), J.P. Morgan Investment Management, Inc. (“J.P. Morgan”), Loomis, Sayles & Company, L.P. (“Loomis Sayles”), Prudential Investment Management, Inc. (“Prudential”), Janus Capital Management, LLC (“Janus”), Metropolitan West Asset Management, LLC (“MetWest”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), FIAM, LLC (“FIAM”), Wells Capital Management, Inc. (“Wells Capital”), Lazard Asset Management, LLC (“Lazard”), Sustainable Growth Advisers, LP (“SGA”), Jennison Associates, LLC (“Jennison”), William Blair Investment Management, LLC (“William Blair”), BlackRock Investment Management, LLC (“BlackRock”), Artisan Partners, LP (“Artisan”), Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), Wellington Management Company, LLP (“Wellington”), Eagle Asset Management, Inc. (“Eagle”), Champlain Investment Partners, LLC (“Champlain”), ClearBridge Investments, LLC (“ClearBridge”), Vaughan Nelson Investment Management, LP (“Vaughan Nelson”), Boston Partners (“Boston Partners”), Silvercrest Asset Management Group, LLC (“Silvercrest”), Advisory Research, Inc. (“Advisory Research”), Baillie Gifford Overseas Limited (“Baillie Gifford”), Edinburgh Partners Limited (“Edinburgh”), Manning & Napier Advisors, LLC (“Manning & Napier”), Mondrian Investment Partners Limited (“Mondrian”), and WCM Investment Management (“WCM”) (collectively, the “Sub-advisers”).

In connection with the renewal process and in advance of the May Meeting, the Adviser and the Sub-advisers provided information to the Board in response to a request for information by the Independent Trustees to facilitate the Board’s evaluation of the terms of the Advisory Agreement and Sub-advisory Agreements (collectively, the “Agreements”). The information furnished by the Adviser and the Sub-advisers included materials describing, among other matters: (i) the nature, extent, and quality of the services provided by the Adviser and the Sub-advisers; (ii) each Fund’s historical performance and the overall performance of the Adviser and the Sub-advisers; (iii) the Adviser’s and the Sub-advisers’ personnel, including portfolio managers; (iv) the investment practices and techniques used by the Adviser and the Sub-advisers in managing each Fund; (v) the advisory fees payable by a Fund to the Adviser and the Fund’s overall fees and operating expenses, compared with those of a category and a peer group of mutual funds; (vi) the sub-advisory fees payable by the Adviser to each Sub-adviser; (vii) the Adviser’s and the Sub-advisers’ compliance policies and procedures; and (viii) other “fall-out” benefits the Adviser and/or its affiliates receive based on their relationship with the Funds. At a telephonic Board meeting held on May 2, 2016 and at the May Meeting (collectively, the “May Meetings”), representatives of the Adviser made presentations and responded to questions regarding the Adviser’s and Sub-advisers’ services and fees, and other aspects of the Agreements.

In addition to the May Meetings, the Board met periodically over the course of the year. At these meetings, representatives of the Adviser and the Sub-advisers furnished quarterly reports and other information to the Board regarding the performance of the Funds, the services provided to the Funds by the Adviser and the Sub-advisers, and compliance and operations matters related to the Trust, the Funds, the Adviser, and the Sub-advisers.

Annual Report • June 30, 2016	77

Bridge Builder Mutual Funds

Board Consideration of Investment Advisory Agreement and Sub-advisory Agreements (Continued)

At the May Meetings, the Trustees received advice from Trust counsel, and the Independent Trustees received additional advice from their independent legal counsel, including advice regarding the legal standards applicable to the consideration of the approval of advisory arrangements. The Independent Trustees met in executive session, outside the presence of the interested Trustees, Trust officers, and representatives of the Adviser and Sub-advisers, to discuss the Agreements and the Adviser’s and Sub-advisers’ services and fees under the Agreements.

In approving the Agreements, the Board considered various factors, as discussed in further detail below:

1. The nature, extent, and quality of the services provided and to be provided by the Adviser and the Sub-advisers under the Agreements. The Trustees considered the nature, extent, and quality of the Adviser’s and each Sub-adviser’s overall services provided to the Funds, as well as their respective responsibilities for investment management of the Funds. In this regard, the Board considered the Adviser’s oversight role and responsibilities with regard to the Sub-advisers and the Sub-advisers’ roles in the day-to-day management of each Fund’s portfolio. The Board considered the Adviser’s oversight of the Sub-advisers, including, but not limited to, management of cash, allocation and reallocation of assets, regular discussions between the Adviser and the Sub-advisers about the investment performance of the Funds and the portion of a Fund allocated to the particular Sub-adviser, and due diligence visits to the Sub-advisers. The Board considered, among other matters, the Adviser’s decision to change the allocation of assets to Loomis Sayles and J.P. Morgan in the Core Bond Fund. The Board also considered the Adviser’s and each Sub-adviser’s operations, and noted that over the course of the year, they had met with representatives of the Adviser and representatives of Loomis Sayles, Artisan, Barrow Hanley, and Wellington to discuss their services and operations.

Based on the above factors, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Adviser and the Sub-advisers are capable of continuing to provide services of the type and nature contemplated by the terms of the Agreements.

2. Fees and Other Expenses. The Board reviewed comparisons of the advisory fee and total fees and expenses of each Fund to its category and peer funds, on a gross basis and also net of fee and expense waivers and reimbursements. In this regard, the Trustees reviewed reports prepared by Morningstar Associates, LLC, an independent provider of mutual fund industry data, comparing a Fund’s advisory fees and gross and net expense ratios to those paid by an independently-selected category and peer group of mutual funds. The Board noted that the Adviser had no similarly-managed separate accounts for purposes of comparison. The Trustees considered that the Adviser, not the Funds, pays the Sub-advisers pursuant to the Sub-advisory Agreements, and evaluated the fees payable under the Sub-advisory Agreements in this context.

In addition, the Board considered that the Adviser had contractually agreed for consecutive year periods to waive its advisory fees to the extent advisory fees paid to the Adviser exceed the sub-advisory fees the Adviser is required to pay to the Sub-advisers. The Board noted that the Adviser may terminate this waiver arrangement, without Board approval, upon 60 days’ notice to the Board with such termination being effective at the end of the current one-year period.

Based on the above factors, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the advisory and sub-advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-advisers.

3. The Funds’ Investment Performance Record. The Board reviewed the investment performance of each Fund on an absolute basis and in comparison to benchmarks and each Fund’s respective category and peer group as independently selected by Morningstar Associates, LLC (“Morningstar”). The Board reviewed each Sub-adviser’s performance on an absolute basis and in comparison to benchmarks and Morningstar categories. Each Morningstar category includes include all portfolios Morningstar independently classifies into a category/peer group based on a number of factors, including the average holdings of a portfolio over a three-year period.

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Bridge Builder Mutual Funds

Board Consideration of Investment Advisory Agreement and Sub-advisory Agreements (Continued)

The Board observed that the Core Bond Fund was the only Fund with a one-year track record. The Board considered that the Fund outperformed its peer group average and benchmark index for the one-year period ending March 31, 2016. The Board also reviewed the investment performance of each Sub-adviser of the Core Bond Fund with a one-year track record in the Fund, noting that Baird outperformed the benchmark index, while J.P. Morgan and Prudential slightly underperformed the benchmark index. The Board noted that Loomis had not yet achieved a one-year track record.

The Board observed that the Core Plus Bond Fund outperformed its peer group average and underperformed the benchmark index for the period from inception of the Fund (July 13, 2015) through March 31, 2016. The Board also reviewed the investment performance of each Sub-adviser of the Core Plus Bond Fund, noting that they each underperformed the benchmark index.

The Board reviewed the performance of the Municipal Bond Fund, which underperformed its peer group average and the benchmark index for the period from inception of the Fund (September 14, 2015) through March 31, 2016. In reviewing the investment performance of each Sub-adviser of the Municipal Bond Fund, the Board observed that FIAM, Wells Cap, and one of the T. Rowe Price sleeves outperformed the benchmark index, while the other T. Rowe Price sleeve underperformed the benchmark index.

The Board observed that the Large Cap Growth Fund slightly underperformed its peer group average and underperformed its benchmark index for the period from inception of the Fund (April 27, 2015) through March 31, 2016. The Board reviewed the performance of each Sub-adviser as well, noting that each Sub-adviser underperformed the benchmark index.

The Board considered the performance of the Large Cap Value Fund. The Board noted that the Large Cap Value Fund outperformed its peer group average and its benchmark index for the period from inception of the Fund (April 27, 2015) through March 31, 2016. In reviewing the investment performance of each Sub-adviser of the Large Cap Value Fund, the Board noted that Wellington outperformed the benchmark index, and Artisan, Barrow Hanley, and BlackRock underperformed the benchmark index.

The Board observed that the Small/Mid Cap Growth Fund’s performance was better than the performance of its peer group average and its benchmark index for the period from inception of the Fund (April 27, 2015) through March 31, 2016. The Board noted that all of the Small/Mid Cap Growth Fund’s Sub-advisers being reviewed at the May Meetings outperformed the benchmark index.

The Board reviewed the performance of the Small/Mid Cap Value Fund, observing that it underperformed its peer group average and benchmark index for the period from inception of the Fund (April 27, 2015) through March 31, 2016. The Board reviewed the performance of each Sub-adviser as well, noting that Advisory Research, Boston Partners, and Silvercrest outperformed the benchmark index, while BlackRock and Vaughan Nelson underperformed the benchmark index.

Finally, the Board observed that the International Equity Fund outperformed its peer group average and its benchmark index for the period from inception of the Fund (July 6, 2015) through March 31, 2016. In observing the performance of each Sub-adviser of the International Equity Fund, the Board noted that Baillie Gifford, Manning & Napier, and WCM outperformed the benchmark index, and BlackRock, Edinburgh, and Mondrian underperformed the benchmark index.

4. Profitability and Economies of Scale. The Board considered that the Adviser has contractually agreed to waive its advisory fees to the extent advisory fees to be paid to the Adviser exceed the sub-advisory fees the Adviser is required to pay to the Sub-advisers. Therefore, the Adviser does not profit or receive any differential compensation from allocating assets in any particular manner among the Sub-advisers. Also, the Board did not consider the profitability of the Sub-advisers to be a material factor in their determination, given that the Sub-advisers are not

Annual Report • June 30, 2016	79

Bridge Builder Mutual Funds

Board Consideration of Investment Advisory Agreement and Sub-advisory Agreements (Continued)

affiliated with the Adviser and, therefore, the fees were negotiated at arm’s length. The Board also considered whether each Fund’s fee structure is designed to share economies of scale with shareholders. The Board noted that 24 of the 29 Sub-advisers, which includes 26 of the 35 sleeves of the Funds, had agreed to contractual breakpoints in their fee schedules, and that it would have an opportunity to evaluate further sharing of economies of scale at least annually as part of the Agreement renewal process.

5. Indirect Benefits. The Board noted that Fund shares are currently available exclusively to investors participating in Edward Jones Advisory Solutions®, an investment advisory program (asset-based fee program) sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”), an affiliate of the Adviser. Accordingly, the Board received and considered information about asset-based fees received by Edward Jones from participants in Edward Jones Advisory Solutions® in connection with their investments in the Funds as an indirect or “fall-out” benefit.

Based on the Board’s deliberations and its evaluation of the information described above and other information it believed relevant, the Board, including all of the Independent Trustees, unanimously approved the Agreements for an additional year. In its deliberations, the Board did not identify any particular factor or conclusion with respect thereto, or any single piece of information, as controlling or determinative of its decision, and did not identify any absence of information as material to its decision. Each Trustee may have attributed different weights to the various factors and conclusions with respect thereto.

80	Annual Report • June 30, 2016

Bridge Builder Mutual Funds

General Information (Unaudited)

Proxy Voting Procedures and Proxy Voting Record

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, free of charge, by calling 1-855-823-3611. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the 12-month period ending June 30 is available without charge, upon request, by calling 1-855-823-3611. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

Form N-Q Disclosure

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Q filings may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information regarding the Trust’s Form N-Q filings is also available, without charge, by calling, 1-855-823-3611.

Household Delivery of Shareholder Documents

To reduce expenses the Funds may mail only one copy of the prospectus, Statement of Additional Information and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving individual copies thirty days after your request is received.

Schedule of Investments

Each Fund’s complete schedule of investments in securities of unaffiliated issuers is available without charge, upon request, by calling 1-855-823-3611, and on the SEC website at http://www.sec.gov as a part of Form N-CSR.

Tax Notice

The following table lists the percentages of dividend income distributed by the Funds for the period ended June 30, 2016, that were designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 and qualify for the corporate dividends received deduction, respectively.

	% of Dividend Income Distributed
Fund	Qualified Dividend Income	Corporate Dividends Received Deduction
Large Cap Growth Fund	100.00%	100.00%
Large Cap Value Fund	100.00	97.42
Small/Mid Cap Growth Fund	100.00	100.00
Small/Mid Cap Value Fund	96.12	94.26
International Equity Fund	100.00	0.52

Annual Report • June 30, 2016	81

Bridge Builder Mutual Funds

General Information (Unaudited) (Continued)

The following table lists the percentages of ordinary income distributions paid by the Funds, for the period ended June 30, 2016, that were designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c).

% of Ordinary Income Distributions
Fund	Short-Term Capital Gain Distributions
Core Bond Fund	3.08%
Core Plus Bond Fund	9.41
Municipal Bond Fund	85.03
Large Cap Value Fund	2.58
Small/Mid Cap Value Fund	10.50

For the year ended June 30, 2016, the International Equity Fund earned foreign source income of $42,031,971 which amounts to $0.16 per share and paid foreign taxes of $4,868,984 which amounts to $0.02 per share, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code.

82	Annual Report • June 30, 2016

Bridge Builder Mutual Funds

Privacy Policy

FACTS	What Does the Bridge Builder Trust (“Bridge Builder”) Do with Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	* Social Security number	* Investment experience
	* Account transactions	* Risk tolerance
	* Transaction history	* Account transactions
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Bridge Builder chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES BRIDGE BUILDER SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

WHO WE ARE
Who is providing this notice?	Bridge Builder Trust

WHAT WE DO
How does Bridge Builder protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Bridge Builder collect my personal information?	We collect your personal information, for example, when you deposit money with us, if you ever were to give us your contact information, open an account with us, provide us account information or make a wire transfer.
Why can’t I limit all sharing?

Federal law gives you the right to limit only:

* Sharing for affiliates’ everyday business purposes – information about your creditworthiness

* Affiliates from using your information to market to you

* Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

Olive Street Investment Advisers, LLC (“Olive Street”), our investment adviser, may be deemed to be affiliated with us. Olive Street is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. (“JFC”), and is affiliated with other subsidiaries of JFC, including Edward D. Jones & Co., L.P., and Edward Jones Trust Company.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. Bridge Builder does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. Bridge Builder does not currently engage in joint marketing efforts.

Questions? Call 855-823-3611 or go to www.bridgebuildermutualfunds.com

Annual Report • June 30, 2016	83

Investment Adviser

Olive Street Investment Advisers, LLC

12555 Manchester Road

St. Louis, MO 63131

Administrator, Fund Accountant & Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Legal Counsel

Morgan Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker

Chicago, IL 60606

84	Annual Report • June 30, 2016

BRIDGE BUILDER TRUST

Bridge Builder International Equity Fund

Supplement dated August 31, 2016

to the Prospectus

dated October 28, 2015,

as supplemented April 18, 2016 and July 22, 2016 (Unaudited)

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

The Prospectus is supplemented as follows:

1.         The paragraph under the sub-section entitled “Principal Investment Strategies – BlackRock’s Principal Investment Strategies” under the section entitled “Summary Section” is hereby deleted and replaced with the following:

BlackRock invests in international equity securities with the objective of approximating as closely as practicable the capitalization weighted total rates of return of the markets in certain countries for equity securities traded outside the United States, as represented by the MSCI EAFE Growth and MSCI EAFE Value Indices. The MSCI EAFE Growth and MSCI EAFE Value Indices measures the performance of large and mid-capitalization companies across developed markets, excluding the United States and Canada. The MSCI EAFE Growth Index focuses on companies exhibiting overall growth style characteristics, while the MSCI EAFE Value Index focuses on companies exhibiting overall value style characteristics.

2.         The paragraph under the sub-section entitled “Principal Investment Strategies – BlackRock’s Principal Investment Strategies” in the section entitled “Additional Information Regarding the Funds’ Investment Objectives and Strategies” is hereby deleted and replaced with the following:

BlackRock invests in international equity securities with the objective of approximating as closely as practicable the capitalization weighted total rates of return of the markets in certain countries for equity securities traded outside the United States, as represented by the MSCI EAFE Growth and MSCI EAFE Value Indices. The MSCI EAFE Growth and MSCI EAFE Value Indices measures the performance of large and mid-capitalization companies across developed markets, excluding the United States and Canada. The MSCI EAFE Growth Index focuses on companies exhibiting overall growth style characteristics, while the MSCI EAFE Value Index focuses on companies exhibiting overall value style characteristics. Growth style characteristics include long-term forward earnings per share (“EPS”) growth rate, short-term forward EPS growth rate, current internal growth rate, long-term historical EPS growth trend, and long-term historical sales per share growth trend. Value style characteristics include book value to price, 12-month forward earnings to price, and dividend yield.

Bridge Builder Mutual Funds
Bridge Builder mutual funds, available exclusively through Edward Jones Advisory Solutions®, provide investors diversified expertise from leading asset management firms. The management of Bridge Builder mutual funds is rooted in our investment philosophy of diversification, a long-term approach and high quality.
Visit www.bridgebuildermutualfunds.com for more information.
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Item 2.	Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

Incorporated by reference to the Registrant’s Form N-CSR filed December 16, 2015.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that John Tesoro and William Scheffel are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, and tax services during the past two fiscal years. “Audit fees” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related fees” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax fees” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2016	FYE 6/30/2015
Audit Fees	$409,250	$198,500
Audit-Related Fees
Tax Fees	$64,007	$27,775
All Other Fees

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X were as follows:

	FYE 6/30/2016	FYE 6/30/2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any entity controlling, controlled by, or under common control with the investment adviser) for the last two years.

The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 6/30/2016	FYE 6/30/2015
Registrant	$64,007	$27,775
Registrant’s Investment Adviser	$0	$0

Item 5.	Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6.	Investments.

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2016

	Principal
	Amount	Value
BONDS & NOTES - 97.23%
Asset-Backed Obligations - 9.45%
ABFC 2005-AQ1 Trust
4.88%, 06/25/2035	$684,240	$699,724
ABFC 2006-OPT1 Trust
0.60%, 09/25/2036	5,454,016	5,055,764
Academic Loan Funding Trust 2012-1
1.25%, 12/27/2022 (Acquired 10/28/2013 through 11/14/2014, Cost $715,003) (1)	712,780	711,670
Academic Loan Funding Trust 2013-1
1.25%, 12/26/2044 (Acquired 11/15/2013, Cost $1,292,816) (1)	1,301,338	1,287,970
Accredited Mortgage Loan Trust 2006-2
0.60%, 09/25/2036	904,696	898,195
Ally Auto Receivables Trust 2014-SN2
1.03%, 09/20/2017	961,844	961,874
Ally Auto Receivables Trust 2015-SN1
0.93%, 06/20/2017	859,890	859,853
1.21%, 12/20/2017	915,000	915,163
American Credit Acceptance Receivables Trust 2014-2
2.26%, 03/10/2020 (Acquired 04/15/2014, Cost $409,156) (1)	409,171	409,165
American Credit Acceptance Receivables Trust 2014-3
2.43%, 06/10/2020 (Acquired 01/28/2015, Cost $352,713) (1)	352,507	352,678
American Credit Acceptance Receivables Trust 2014-4
1.33%, 07/10/2018 (Acquired 11/19/2014, Cost $48,509) (1)	48,510	48,509
American Credit Acceptance Receivables Trust 2015-1
1.43%, 08/12/2019 (Acquired 03/11/2015, Cost $550,568) (1)	550,589	549,907
American Credit Acceptance Receivables Trust 2015-2
1.57%, 06/12/2019 (Acquired 06/17/2015, Cost $940,803) (1)	940,802	938,504
4.32%, 05/12/2021 (Acquired 06/17/2015, Cost $979,873) (1)	980,000	999,743
American Express Credit Account Master Trust 2013-1
1.14%, 02/16/2021	5,250,000	5,231,767
American Homes 4 Rent 2014-SFR2 Trust
3.79%, 10/17/2036 (Acquired 07/16/2015 through 08/12/2015, Cost $1,995,055) (1)	1,945,503	2,087,377
4.29%, 10/17/2036 (Acquired 09/18/2014, Cost $300,420) (1)	300,000	323,343
6.23%, 10/17/2036 (Acquired 04/02/2015, Cost $1,084,586) (1)	1,000,000	1,065,929

American Homes 4 Rent 2014-SFR3 Trust
4.60%, 12/17/2036 (Acquired 04/06/2015 through 11/12/2015, Cost $617,373) (1)	600,000	637,831
6.42%, 12/17/2036 (Acquired 04/01/2015 through 04/22/2015, Cost $1,099,685) (1)	1,000,000	1,078,926
American Homes 4 Rent 2015-SFR1
3.47%, 04/17/2052 (Acquired 04/01/2015 through 04/13/2015, Cost $2,238,195) (1)	2,202,884	2,331,707
5.64%, 04/17/2052 (Acquired 04/01/2015 through 01/14/2016, Cost $1,450,163) (1)	1,400,000	1,435,511
American Homes 4 Rent 2015-SFR2 Trust
3.73%, 10/17/2045 (Acquired 09/14/2015, Cost $1,736,508) (1)	1,730,453	1,867,374
AmeriCredit Automobile Receivables 2015-4
1.20%, 04/08/2019	14,937,512	14,961,270
1.70%, 07/08/2020	2,778,000	2,795,983
AmeriCredit Automobile Receivables 2016-1
1.20%, 06/10/2019	6,603,000	6,611,744
2.89%, 01/10/2022	1,870,000	1,910,345
AmeriCredit Automobile Receivables Trust 2013-4
0.96%, 04/09/2018	23,566	23,564
AmeriCredit Automobile Receivables Trust 2013-5
0.90%, 09/10/2018	465,079	465,050
AmeriCredit Automobile Receivables Trust 2014-1
0.90%, 02/08/2019	1,612,181	1,611,768
AmeriCredit Automobile Receivables Trust 2015-2
0.83%, 09/10/2018	745,773	745,381
AmeriCredit Automobile Receivables Trust 2016-2
1.15%, 10/08/2019	8,400,000	8,410,976
1.42%, 10/08/2019	2,987,000	2,991,296
1.60%, 11/09/2020	342,000	343,517
2.21%, 05/10/2021	659,000	664,958
2.87%, 11/08/2021	2,578,000	2,629,138
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2003-13
5.02%, 01/25/2034	4,825	4,909
Anchor Assets IX LLC
5.13%, 02/15/2020 (Acquired 04/04/2016, Cost $4,984,099) (1)(8)	5,000,000	5,000,000
Apidos CLO IX
1.93%, 07/15/2023 (Acquired 03/27/2015, Cost $3,000,000) (1)	3,000,000	2,993,355
Argent Securities, Inc.
1.59%, 03/25/2034	3,570,651	3,377,218
Argent Securities, Inc. Asset Back Pass Thr Certs Ser 2004-W5
1.49%, 04/25/2034	3,667,317	3,324,262
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W3
0.79%, 11/25/2035	5,282,861	5,132,815
ARLP Securitization Trust Series 2015-1
3.97%, 05/25/2055 (Acquired 06/26/2015 through 01/26/2016, Cost $3,097,374) (1)	3,105,264	3,032,911

Asset Backed Securities Co. Home Equity Loan Trust Series 2002-HE3
2.77%, 10/15/2032	457,600	456,480
Asset Backed Securities Co. Home Equity Loan Trust Series 2003-HE6
1.13%, 11/25/2033	1,862,969	1,761,572
Asset Backed Securities Co. Home Equity Loan Trust Series 2004-HE6
1.17%, 09/25/2034	4,568,614	4,522,894
Asset Backed Securities Co. Home Equity Loan Trust Series OOMC 2006-HE3
0.62%, 03/25/2036	4,237,993	3,982,933
Asset-Backed Pass-Through Certificates Series 2004-R2
1.23%, 04/25/2034	535,336	526,511
Atlas Senior Loan Fund IV Ltd.
2.13%, 02/17/2026 (Acquired 12/13/2013 through 04/01/2015, Cost $15,215,775) (1)	15,250,000	15,155,420
Avis Budget Rental Car Funding AESOP LLC
1.92%, 09/20/2019 (Acquired 12/17/2014, Cost $4,887,582) (1)	4,900,000	4,912,051
2.46%, 07/20/2020 (Acquired 02/05/2014 through 06/27/2014, Cost $10,305,239) (1)	10,300,000	10,445,486
2.50%, 07/20/2021 (Acquired 01/22/2015, Cost $11,998,725) (1)	12,000,000	12,162,772
2.63%, 12/20/2021 (Acquired 05/20/2015, Cost $7,798,868) (1)	7,800,000	7,939,606
Axis Equipment Finance Receivables III LLC
1.90%, 03/20/2020 (Acquired 04/16/2015, Cost $1,314,290) (1)	1,314,330	1,313,969
B2R Mortgage Trust 2015-1
2.52%, 05/15/2048 (Acquired 04/07/2015, Cost $1,267,951) (1)	1,267,981	1,275,514
B2R Mortgage Trust 2015-2
3.34%, 11/15/2048 (Acquired 11/10/2015, Cost $2,984,579) (1)	2,984,598	3,078,791
BA Credit Card Trust
1.36%, 09/15/2020	1,200,000	1,207,236
0.84%, 10/15/2021	6,495,000	6,495,000
Babson CLO Ltd. 2013-I
1.73%, 04/20/2025 (Acquired 02/19/2015, Cost $766,988) (1)	775,000	766,808
Battalion CLO IV Ltd.
2.04%, 10/22/2025 (Acquired 02/14/2014, Cost $7,960,176) (1)	8,000,000	7,939,232
Battalion CLO VIII Ltd.
2.16%, 04/18/2027 (Acquired 02/27/2015, Cost $1,747,500) (1)	1,750,000	1,743,128
Bayview Financial Mortgage Pass-Through Trust 2007-B
6.83%, 08/28/2047	255,228	215,919
BCC Funding Co. X
2.22%, 10/20/2020 (Acquired 06/17/2015, Cost $2,346,429) (1)	2,346,434	2,342,759
Bear Stearns Asset Backed Securities I Trust 2004-HE6
1.31%, 08/25/2034	7,536,175	6,977,555
Bear Stearns Asset Backed Securities I Trust 2004-HE7
1.35%, 08/25/2034	924,542	842,976
Bear Stearns Asset Backed Securities Trust 2003-2
1.95%, 03/25/2043	5,404,634	5,285,364

Bear Stearns Asset Backed Securities Trust 2006-SD1
0.82%, 04/25/2036	54,057	52,221
Benefit Street Partners CLO VII Ltd.
2.16%, 07/18/2027 (Acquired 03/11/2016, Cost $1,977,477) (1)	2,000,000	1,987,648
Blue Elephant Loan Trust 2015-1
3.12%, 12/15/2022 (Acquired 03/17/2015, Cost $840,562) (1)	840,601	838,836
BMW Floorplan Master Owner Trust
0.94%, 07/15/2020 (Acquired 07/15/2015, Cost $8,600,000) (1)	8,600,000	8,600,528
BMW Vehicle Owner Trust 2014-A
0.97%, 11/26/2018	547,680	547,835
BXG Receivables Note Trust 2012-A
2.66%, 12/02/2027 (Acquired 10/28/2013, Cost $429,743) (1)	433,281	432,191
Cabela’s Credit Card Master Note Trust
1.63%, 02/18/2020 (Acquired 10/28/2013, Cost $785,918) (1)	784,000	786,672
California Republic Auto Receivables Trust 2014-2
1.57%, 12/16/2019	188,000	188,537
California Republic Auto Receivables Trust 2014-3
1.09%, 11/15/2018	1,162,950	1,163,138
California Republic Auto Receivables Trust 2015-2
1.31%, 08/15/2019	5,628,000	5,630,184
California Republic Auto Receivables Trust 2015-3
1.62%, 11/15/2019	4,201,000	4,215,822
CAM Mortgage LLC 2015-1
3.50%, 07/15/2064 (Acquired 06/24/2015, Cost $1,115,553) (1)	1,115,553	1,115,978
Capital Auto Receivables Asset Trust 2013-3
1.31%, 12/20/2017	152,500	152,513
Capital Auto Receivables Asset Trust 2013-4
1.09%, 03/20/2018	357,405	357,409
Capital Auto Receivables Asset Trust 2015-3
1.72%, 01/22/2019	9,725,000	9,751,771
Capital Auto Receivables Asset Trust 2016-1
1.15%, 11/20/2018	5,945,000	5,950,351
Capital One Multi-Asset Execution Trust
0.90%, 02/15/2022	8,584,000	8,598,817
Carfinance Capital Auto Trust 2013-1
2.75%, 11/15/2018 (Acquired 10/28/2013, Cost $60,515) (1)	60,715	60,885
CarFinance Capital Auto Trust 2014-1
1.46%, 12/17/2018 (Acquired 03/17/2014 through 12/02/2015, Cost $209,108) (1)	209,128	208,984
2.72%, 04/15/2020 (Acquired 03/17/2014, Cost $374,958) (1)	375,000	375,319
CarFinance Capital Auto Trust 2014-2
1.44%, 11/16/2020 (Acquired 07/29/2014, Cost $1,355,791) (1)	1,355,839	1,349,828
CarFinance Capital Auto Trust 2015-1
1.75%, 06/15/2021 (Acquired 02/18/2015 through 01/20/2016, Cost $3,277,530) (1)	3,291,068	3,277,329

Carlyle Global Market Strategies CLO 2013-1 Ltd.
1.93%, 02/14/2025 (Acquired 01/02/2014, Cost $2,083,458) (1)	2,100,000	2,085,460
Carlyle Global Market Strategies Commodities Funding 2014-1 Ltd.
2.53%, 10/15/2021 (Acquired 05/22/2014, Cost $2,015,000) (1)(8)	2,015,000	1,985,591
CarMax Auto Owner Trust 2013-4
0.80%, 07/16/2018	111,868	111,803
1.28%, 05/15/2019	275,000	275,457
CarMax Auto Owner Trust 2014-2
0.98%, 01/15/2019	1,429,704	1,429,786
CarMax Auto Owner Trust 2015-2
0.82%, 06/15/2018	868,382	868,103
CarMax Auto Owner Trust 2016-2
1.52%, 02/16/2021	4,310,000	4,334,976
Carnow Auto Receivables Trust 2014-1
1.89%, 11/15/2018 (Acquired 09/17/2014, Cost $38,620) (1)	38,621	38,626
Carnow Auto Receivables Trust 2015-1
1.69%, 01/15/2020 (Acquired 09/11/2015, Cost $1,629,630) (1)	1,629,630	1,626,795
Carrington Mortgage Loan Trust Series 2006-OPT1
0.63%, 02/25/2036	1,168,547	1,140,579
Catamaran CLO 2014-1 Ltd.
2.18%, 04/20/2026 (Acquired 04/02/2014, Cost $5,491,190) (1)	5,500,000	5,460,620
2.43%, 04/20/2026 (Acquired 04/02/2014, Cost $4,373,048) (1)	4,500,000	4,236,705
Catamaran CLO 2014-2 Ltd.
2.14%, 10/18/2026 (Acquired 12/17/2014, Cost $992,188) (1)	1,000,000	993,040
Catamaran CLO 2015-1 Ltd.
2.19%, 04/22/2027 (Acquired 03/31/2015 through 04/29/2016, Cost $2,242,111) (1)	2,250,000	2,236,183
Chase Funding Trust Series 2003-4
5.33%, 05/25/2033	209,525	215,362
Chase Funding Trust Series 2003-6
4.28%, 11/25/2034	555,923	566,724
5.19%, 11/25/2034	326,509	339,044
Chase Issuance Trust
0.90%, 04/15/2019	16,700,000	16,657,310
1.37%, 06/15/2021	11,106,000	11,163,468
0.55%, 06/15/2023	19,794,000	19,806,424
Chrysler Capital Auto Receivables Trust 2014-A
0.83%, 09/17/2018 (Acquired 05/15/2015, Cost $213,437) (1)	213,410	213,334
Citi Held For Asset Issuance 2015-PM1
1.85%, 12/15/2021 (Acquired 07/29/2015, Cost $1,032,635) (1)	1,032,643	1,030,465
Citi Held For Asset Issuance 2016-MF1
4.48%, 08/15/2022 (Acquired 02/26/2016, Cost $2,726,839) (1)	2,732,883	2,766,776
6.64%, 08/15/2022 (Acquired 02/26/2016, Cost $3,235,675) (1)	3,250,000	3,247,697

Citigroup Mortgage Loan Trust, Inc.
0.81%, 10/25/2035	4,702,630	4,646,614
Concord Funding Co. LLC
3.15%, 01/15/2017 (Acquired 10/28/2013, Cost $3,096,000) (1)	3,096,000	3,098,613
Conseco Financial Co.
6.40%, 10/15/2018	3,715	3,715
7.05%, 01/15/2019	1,408	1,432
6.24%, 12/01/2028	52,300	54,542
6.22%, 03/01/2030	123,501	129,838
6.18%, 04/01/2030	35,358	37,256
Consumer Credit Origination Loan Trust 2015-1
2.82%, 03/15/2021 (Acquired 02/03/2015, Cost $408,266) (1)	408,281	408,274
Contimortgage Home Equity Loan Trust 1997-2
7.09%, 04/15/2028	0	0
Countrywide Asset-Backed Certificates
5.12%, 02/25/2035	81,200	82,451
4.58%, 02/25/2036	430,455	441,357
4.82%, 04/25/2036	245,758	212,913
4.78%, 09/25/2046	126,731	102,193
CPS Auto Receivables Trust 2012-B
2.52%, 09/16/2019 (Acquired 10/28/2013, Cost $354,712) (1)	353,524	354,316
CPS Auto Receivables Trust 2013-A
1.31%, 06/15/2020 (Acquired 10/28/2013, Cost $295,315) (1)	295,736	292,890
CPS Auto Receivables Trust 2013-C
1.64%, 04/16/2018 (Acquired 10/28/2013 through 12/01/2015, Cost $144,061) (1)	144,161	144,217
CPS Auto Receivables Trust 2013-D
1.54%, 07/16/2018 (Acquired 12/10/2013 through 02/16/2016, Cost $691,245) (1)	691,769	691,751
CPS Auto Receivables Trust 2014-A
1.21%, 08/15/2018 (Acquired 03/10/2014 through 03/29/2016, Cost $557,344) (1)	558,059	557,605
CPS Auto Receivables Trust 2014-B
1.11%, 11/15/2018 (Acquired 06/06/2014, Cost $857,404) (1)	857,439	855,862
CPS Auto Receivables Trust 2014-C
1.31%, 02/15/2019 (Acquired 09/09/2014 through 06/18/2015, Cost $1,434,656) (1)	1,434,877	1,433,225
3.77%, 08/17/2020 (Acquired 09/09/2014, Cost $557,968) (1)	558,000	542,943
CPS Auto Receivables Trust 2014-D
1.49%, 04/15/2019 (Acquired 12/10/2014, Cost $1,350,304) (1)	1,350,319	1,348,732
4.35%, 11/16/2020 (Acquired 12/10/2014, Cost $524,969) (1)	525,000	507,055
CPS Auto Receivables Trust 2015-A
1.53%, 07/15/2019 (Acquired 03/19/2015, Cost $1,358,899) (1)	1,358,899	1,357,088
4.00%, 02/16/2021 (Acquired 03/19/2015, Cost $445,945) (1)	446,000	422,099
CPS Auto Receivables Trust 2015-B
1.65%, 11/15/2019 (Acquired 06/09/2015, Cost $3,124,013) (1)	3,124,013	3,107,372
4.20%, 05/17/2021 (Acquired 06/09/2015, Cost $1,904,916) (1)	1,905,000	1,817,529

CPS Auto Receivables Trust 2015-C
1.77%, 06/17/2019 (Acquired 09/11/2015, Cost $3,187,330) (1)	3,187,483	3,183,298
4.63%, 08/16/2021 (Acquired 09/11/2015, Cost $1,375,792) (1)	1,376,000	1,337,187
CPS Auto Receivables Trust 2016-A
2.25%, 10/15/2019 (Acquired 01/22/2016, Cost $1,947,274) (1)	1,947,302	1,949,932
CPS Auto Receivables Trust 2016-B
2.07%, 11/15/2019 (Acquired 04/14/2016 through 05/20/2016, Cost $5,730,839) (1)	5,729,253	5,729,807
CPS Auto Trust
1.82%, 12/16/2019 (Acquired 10/28/2013, Cost $270,273) (1)	270,010	269,742
1.48%, 03/16/2020 (Acquired 10/28/2013, Cost $158,449) (1)	158,407	157,704
Credit Acceptance Auto Loan Trust 2014-1
1.55%, 10/15/2021 (Acquired 01/21/2015, Cost $1,079,180) (1)	1,080,131	1,080,187
Credit Acceptance Auto Loan Trust 2014-2
1.88%, 03/15/2022 (Acquired 09/01/2015 through 02/22/2016, Cost $3,644,314) (1)	3,650,000	3,656,669
Credit Acceptance Auto Loan Trust 2015-2
2.40%, 02/15/2023 (Acquired 08/12/2015, Cost $2,820,914) (1)	2,821,000	2,838,249
3.76%, 02/15/2024 (Acquired 08/12/2015, Cost $433,999) (1)	434,000	434,199
Credit-Based Asset Servicing and Securitization LLC
4.07%, 12/25/2035	24,672	24,412
CWABS Asset-Backed Certificates Trust 2004-15
4.61%, 04/25/2035	79,171	79,679
CWABS Asset-Backed Certificates Trust 2005-1
5.03%, 07/25/2035	109,625	112,030
CWABS Asset-Backed Certificates Trust 2005-11
4.76%, 02/25/2036	567,248	579,177
CWABS Asset-Backed Certificates Trust 2005-17
4.71%, 05/25/2036	57,623	82,981
CWABS, Inc. Asset-Backed Certificates Series 2003-5
5.41%, 01/25/2034	33,283	33,241
CWABS, Inc. Asset-Backed Certificates Series 2004-1
1.20%, 03/25/2034	74,949	71,782
1.28%, 03/25/2034	10,578	9,669
1.01%, 04/25/2034	1,112	923
CWABS, Inc. Asset-Backed Certificates Trust 2004-6
1.35%, 10/25/2034	32,634	30,310
1.23%, 11/25/2034	1,426,084	1,387,132
CWHEQ Home Equity Loan Trust Series 2007-S1
5.69%, 11/25/2036	33,565	33,106
Drive Auto Receivables Trust 2015-A
4.12%, 07/15/2022 (Acquired 03/12/2015, Cost $1,765,720) (1)	1,766,000	1,767,388

Drive Auto Receivables Trust 2015-B
2.12%, 06/17/2019 (Acquired 05/20/2015, Cost $1,631,943) (1)	1,632,000	1,635,353
3.84%, 07/15/2021 (Acquired 05/20/2015, Cost $1,920,623) (1)	1,921,000	1,906,396
Drive Auto Receivables Trust 2015-C
4.20%, 09/15/2021 (Acquired 07/15/2015, Cost $926,460) (1)	926,471	925,794
Drive Auto Receivables Trust 2015-D
1.23%, 06/15/2018 (Acquired 09/23/2015, Cost $2,351,301) (1)	2,351,343	2,350,757
Drive Auto Receivables Trust 2016-A
1.50%, 03/15/2018 (Acquired 01/21/2016, Cost $2,307,523) (1)	2,307,546	2,307,773
Drive Auto Receivables Trust 2016-B
1.38%, 08/15/2018 (Acquired 05/18/2016, Cost $11,204,803) (1)	11,205,000	11,204,065
2.56%, 06/15/2020 (Acquired 05/18/2016, Cost $635,990) (1)	636,000	638,760
DT Auto Owner Trust 2015-1
1.06%, 09/17/2018 (Acquired 02/18/2015 through 01/13/2016, Cost $156,287) (1)	156,340	156,330
DT Auto Owner Trust 2015-2
1.24%, 09/17/2018 (Acquired 06/10/2015, Cost $826,879) (1)	826,897	826,987
4.25%, 02/15/2022 (Acquired 06/10/2015, Cost $1,355,969) (1)	1,356,000	1,355,546
DT Auto Owner Trust 2015-3
1.66%, 03/15/2019 (Acquired 10/07/2015 through 12/01/2015, Cost $3,790,792) (1)	3,791,143	3,795,358
DT Auto Owner Trust 2016-1
2.00%, 09/16/2019 (Acquired 01/13/2016, Cost $2,305,211) (1)	2,305,258	2,312,148
DT Auto Owner Trust 2016-2
1.73%, 08/15/2019 (Acquired 04/06/2016, Cost $983,651) (1)	983,681	983,741
DT Auto Owner Trust 2016-3
1.75%, 11/15/2019 (Acquired 06/08/2016, Cost $8,644,974) (1)	8,645,000	8,642,298
2.65%, 07/15/2020 (Acquired 06/08/2016, Cost $1,099,858) (1)	1,100,000	1,100,344
Exeter Automobile Receivables Trust 2014-2
1.06%, 08/15/2018 (Acquired 05/20/2014 through 12/02/2015, Cost $262,074) (1)	262,173	262,031
3.26%, 12/16/2019 (Acquired 05/20/2014, Cost $334,972) (1)	335,000	337,205
Exeter Automobile Receivables Trust 2014-3
1.32%, 01/15/2019 (Acquired 10/09/2014 through 02/18/2016, Cost $1,717,990) (1)	1,719,152	1,716,560
2.77%, 11/15/2019 (Acquired 10/09/2014, Cost $666,953) (1)	667,000	666,085
Exeter Automobile Receivables Trust 2015-1
1.60%, 06/17/2019 (Acquired 02/26/2015, Cost $968,395) (1)	968,423	968,974
2.84%, 03/16/2020 (Acquired 02/26/2015, Cost $1,124,847) (1)	1,125,000	1,123,040
Exeter Automobile Receivables Trust 2015-2
1.54%, 11/15/2019 (Acquired 05/12/2015, Cost $1,425,896) (1)	1,425,951	1,422,435
Exeter Automobile Receivables Trust 2016-1
2.35%, 07/15/2020 (Acquired 02/04/2016, Cost $2,781,972) (1)	2,782,176	2,787,493
5.52%, 10/15/2021 (Acquired 02/04/2016, Cost $2,229,865) (1)	2,230,000	2,213,245
Exeter Automobile Receivables Trust 2016-2
2.21%, 07/15/2020 (Acquired 05/09/2016, Cost $1,906,694) (1)	1,906,848	1,906,482

Fifth Third Auto Trust 2014-3
0.96%, 03/15/2019	361,006	361,008
First Investors Auto Owner Trust 2013-2
1.23%, 03/15/2019 (Acquired 03/17/2015, Cost $160,609) (1)	160,546	160,425
First Investors Auto Owner Trust 2013-3
1.44%, 10/15/2019 (Acquired 05/06/2015 through 02/19/2016, Cost $593,115) (1)	592,651	592,312
First Investors Auto Owner Trust 2014-2
0.86%, 08/15/2018 (Acquired 01/28/2015, Cost $426) (1)	426	426
First Investors Auto Owner Trust 2014-3
1.06%, 11/15/2018 (Acquired 11/07/2014, Cost $101,273) (1)	101,274	101,265
1.67%, 11/16/2020 (Acquired 11/07/2014 through 12/02/2015, Cost $774,233) (1)	776,000	777,133
First Investors Auto Owner Trust 2015-1
1.21%, 04/15/2019 (Acquired 04/16/2015, Cost $911,199) (1)	911,205	910,043
First Investors Auto Owner Trust 2015-2
1.59%, 12/16/2019 (Acquired 08/16/2015, Cost $1,344,150) (1)	1,344,153	1,342,155
4.22%, 12/15/2021 (Acquired 08/18/2015, Cost $279,984) (1)	280,000	273,949
First Investors Auto Owner Trust 2016-1
1.92%, 05/15/2020 (Acquired 03/03/2016, Cost $982,572) (1)	983,792	986,712
FirstKey Lending 2015-SFR1 Trust
2.55%, 03/09/2047 (Acquired 04/09/2015, Cost $3,256,532) (1)	3,249,517	3,271,573
3.42%, 03/09/2047 (Acquired 04/09/2015, Cost $1,454,829) (1)	1,442,000	1,467,775
Flagship Credit Auto Trust 2013-2
1.94%, 01/15/2019 (Acquired 10/28/2013, Cost $131,908) (1)	131,907	132,062
Flagship Credit Auto Trust 2014-1
1.21%, 04/15/2019 (Acquired 04/08/2014 through 02/24/2016, Cost $970,299) (1)	971,580	968,768
2.55%, 02/18/2020 (Acquired 04/08/2014, Cost $279,972) (1)	280,000	278,404
Flagship Credit Auto Trust 2014-2
1.43%, 12/16/2019 (Acquired 10/09/2014 through 01/06/2016, Cost $1,032,901) (1)	1,033,692	1,028,908
2.84%, 11/16/2020 (Acquired 10/09/2014, Cost $891,940) (1)	892,000	885,484
3.95%, 12/15/2020 (Acquired 10/09/2014, Cost $439,946) (1)	440,000	442,597
Flagship Credit Auto Trust 2015-1
1.63%, 06/15/2020 (Acquired 03/05/2015, Cost $1,786,708) (1)	1,786,826	1,778,173
Flagship Credit Auto Trust 2015-2
1.98%, 10/15/2020 (Acquired 07/29/2015, Cost $1,534,541) (1)	1,534,655	1,533,671
Flagship Credit Auto Trust 2015-3
2.38%, 10/15/2020 (Acquired 10/28/2015, Cost $1,751,127) (1)	1,751,131	1,754,229
3.68%, 03/15/2022 (Acquired 10/28/2015, Cost $567,901) (1)	568,000	567,291
4.65%, 03/15/2022 (Acquired 10/28/2015, Cost $566,852) (1)	567,000	545,652
Flagship Credit Auto Trust 2016-1
2.77%, 12/15/2020 (Acquired 02/19/2016, Cost $2,225,599) (1)	2,230,198	2,248,084
6.22%, 06/15/2022 (Acquired 02/19/2016, Cost $2,980,148) (1)	3,000,000	3,024,896
Flagship Credit Auto Trust 2016-2
2.28%, 05/15/2020 (Acquired 04/25/2016, Cost $1,717,302) (1)	1,717,335	1,718,526

Flatiron CLO 2013-1 Ltd.
2.03%, 01/17/2026 (Acquired 02/19/2015, Cost $746,425) (1)	750,000	743,415
Ford Credit Auto Lease Trust 2014-B
0.89%, 09/15/2017	599,408	599,366
1.10%, 11/15/2017	550,000	549,981
Ford Credit Auto Owner Trust 2014-B
0.90%, 10/15/2018	562,021	562,016
Ford Credit Auto Owner Trust 2014-C
1.06%, 05/15/2019	1,005,820	1,007,378
Ford Credit Auto Owner Trust 2014-REV2
2.31%, 04/15/2026 (Acquired 02/20/2015 through 02/23/2015, Cost $6,859,716) (1)	6,820,000	6,966,852
Ford Credit Auto Owner Trust 2015-A
0.81%, 01/15/2018	516,595	516,423
1.28%, 09/15/2019	942,000	945,789
Ford Credit Auto Owner Trust 2015-C
1.74%, 02/15/2021	3,338,000	3,374,352
Ford Credit Auto Owner Trust 2016-A
1.60%, 06/15/2021	3,274,000	3,315,869
Ford Credit Auto Owner Trust 2016-B
1.33%, 10/15/2020	5,563,000	5,590,081
Ford Credit Auto Owner Trust 2016-REV1
2.31%, 08/15/2027 (Acquired 02/23/2016, Cost $6,998,283) (1)	7,000,000	7,146,460
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027 (Acquired 06/20/2016, Cost $6,587,735) (1)	6,590,000	6,624,618
Ford Credit Auto Owner Trust/Ford Credit 2014-REV1
2.26%, 11/15/2025 (Acquired 05/06/2014, Cost $4,899,131) (1)	4,900,000	4,998,547
Fremont Home Loan Trust 2004-2
1.31%, 07/25/2034	1,229,294	1,069,065
FRT 2013-1 Trust
5.00%, 10/25/2033 (Acquired 01/08/2014, Cost $195,199) (1)(8)	198,479	195,986
Galaxy XVIII CLO Ltd.
2.10%, 10/15/2026 (Acquired 07/11/2014, Cost $2,250,000) (1)	2,250,000	2,231,233
GCAT 2015-2
3.75%, 07/25/2020 (Acquired 07/22/2015 through 07/27/2015, Cost $2,713,365) (1)	2,715,116	2,701,932
GE Capital Mortgage Services, Inc. 1999-HE1 Trust
6.27%, 04/25/2029	128	129
6.71%, 04/25/2029	49,069	42,093
GE Dealer Floorplan Master Note Trust
0.94%, 01/20/2020	5,300,000	5,283,348
GE Mortgage Services LLC
6.74%, 12/25/2028	8	6

GLC II Trust 2013-1
4.00%, 12/18/2020 (Acquired 12/23/2014, Cost $1,080,157) (1)	1,080,157	1,062,334
GLC Trust 2013-1
3.00%, 07/15/2021 (Acquired 07/01/2014, Cost $1,107,973) (1)	1,112,694	1,094,891
GLS Auto Receivables Trust 2015-1
2.25%, 12/15/2020 (Acquired 06/26/2015, Cost $1,775,994) (1)	1,775,994	1,774,141
4.43%, 12/15/2020 (Acquired 06/26/2015, Cost $953,968) (1)	954,000	962,676
GLS Auto Receivables Trust 2016-1
2.73%, 10/15/2020 (Acquired 05/12/2016, Cost $3,154,772) (1)	3,155,004	3,155,126
4.39%, 01/15/2021 (Acquired 05/12/2016, Cost $959,979) (1)	960,000	960,949
GM Financial Automobile Leasing Trust 2015-1
1.10%, 12/20/2017	1,879,789	1,880,102
1.53%, 09/20/2018	1,198,000	1,204,486
1.73%, 06/20/2019	502,000	505,147
GMAT 2013-1 Trust
3.97%, 11/25/2043 (Acquired 11/06/2013 through 02/10/2014, Cost $768,959) (1)	768,448	768,257
GMF Floorplan Owner Revolving Trust
0.94%, 05/15/2020 (Acquired 05/13/2015, Cost $4,600,000) (1)	4,600,000	4,569,976
1.29%, 05/17/2021 (Acquired 05/24/2016, Cost $4,900,000) (1)	4,900,000	4,883,367
GO Financial Auto Securitization Trust 2015-1
1.81%, 03/15/2018 (Acquired 05/19/2015, Cost $593,758) (1)	593,767	593,372
3.59%, 10/15/2020 (Acquired 05/19/2015, Cost $994,965) (1)	995,000	992,442
GO Financial Auto Securitization Trust 2015-2
3.27%, 11/15/2018 (Acquired 11/19/2015, Cost $1,888,465) (1)	1,888,465	1,884,214
4.80%, 08/17/2020 (Acquired 11/19/2015, Cost $1,872,828) (1)	1,873,000	1,854,100
Gold Key Resorts 2014-A LLC
3.22%, 03/17/2031 (Acquired 12/01/2014, Cost $1,257,001) (1)	1,257,220	1,248,506
Gramercy Park CLO Ltd.
1.93%, 07/17/2023 (Acquired 03/17/2015, Cost $1,125,000) (1)	1,125,000	1,120,606
GSAA Trust
0.77%, 03/25/2035	7,369,616	7,223,467
0.72%, 06/25/2035	1,218,389	1,172,846
GSAMP Trust 2005-WMC2
0.76%, 11/25/2035	3,938,465	3,825,599
Hertz Vehicle Financing II LP
2.67%, 09/25/2021 (Acquired 09/30/2015, Cost $7,998,393) (1)	8,000,000	8,162,410
Hertz Vehicle Financing LLC 2016-1
2.32%, 03/25/2020 (Acquired 02/04/2016, Cost $8,698,234) (1)	8,700,000	8,775,960
Hertz Vehicle Financing LLC 2016-4
2.65%, 07/25/2022 (Acquired 06/01/2016, Cost $2,599,831) (1)	2,600,000	2,619,362
Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-A
0.65%, 03/25/2036	72,310	64,979

Honda Auto Receivables 2014-2 Owner Trust
0.77%, 03/19/2018	546,308	546,036
Honda Auto Receivables 2015-1 Owner Trust
0.70%, 06/15/2017	138,110	138,095
Honda Auto Receivables 2015-3 Owner Trust
1.56%, 10/18/2021	1,936,000	1,955,224
Honda Auto Receivables 2016-2 Owner Trust
1.39%, 04/15/2020	3,952,000	3,980,876
HSBC Home Equity Loan Trust USA 2007-1
0.65%, 03/20/2036	21,207	21,127
HSBC Home Equity Loan Trust USA 2007-3
1.65%, 11/20/2036	326,997	326,182
Hyundai Auto Receivables Trust 2014-B
0.90%, 12/17/2018	1,319,967	1,319,699
Hyundai Auto Receivables Trust 2015-A
0.68%, 10/16/2017	136,170	136,146
Hyundai Auto Receivables Trust 2015-B
0.69%, 04/16/2018	673,819	673,513
1.12%, 11/15/2019	1,024,000	1,025,171
Imc Home Equity Loan Trust 1997-5
6.88%, 11/20/2028	264	263
Invitation Homes 2014-SFR1 Trust
1.45%, 06/17/2031 (Acquired 05/14/2015, Cost $1,947,940) (1)	1,954,478	1,924,273
JP Morgan Mortgage Acquisition Trust 2006-CH1
0.58%, 07/25/2036	4,438,472	4,271,939
KSBA 2012-2 A
0.85%, 08/25/2038 (Acquired 02/19/2014, Cost $526,685) (1)	9,006,470	247,678
KVK CLO 2014-1 Ltd.
2.22%, 05/15/2026 (Acquired 03/05/2014, Cost $7,786,228) (1)	7,800,000	7,697,547
3.67%, 05/15/2026 (Acquired 03/05/2014, Cost $2,000,000) (1)	2,000,000	2,002,186
KVK CLO 2014-2 Ltd.
2.18%, 07/15/2026 (Acquired 06/02/2014, Cost $4,243,190) (1)	4,250,000	4,230,671
KVK CLO 2015-1 Ltd.
2.22%, 05/20/2027 (Acquired 04/22/2015, Cost $249,858) (1)	250,000	249,008
Lendmark Funding Trust 2016-A
4.82%, 08/21/2023 (Acquired 02/26/2016, Cost $2,396,659) (1)	2,397,000	2,389,414
Lila Mexican Holdings Llc
3.44%, 08/11/2022 (8)	6,988,172	6,819,876
Limerock CLO II Ltd.
2.13%, 04/18/2026 (Acquired 01/28/2015, Cost $248,982) (1)	250,000	247,512
Long Beach Mortgage Loan Trust 2004-1
1.20%, 02/25/2034	1,699,826	1,604,239

Long Beach Mortgage Loan Trust 2004-3
1.31%, 07/25/2034	68,068	65,244
Long Beach Mortgage Loan Trust 2006-WL2
0.65%, 01/25/2036	57,451	55,503
LV Tower 52 Issuer 2013-1
5.50%, 07/15/2019 (Acquired 08/03/2015, Cost $2,957,440) (1)(8)	2,957,440	2,892,080
7.50%, 07/15/2019 (Acquired 08/03/2015, Cost $1,325,597) (1)(8)	1,325,597	1,252,822
Magnetite IX Ltd.
2.06%, 07/25/2026 (Acquired 06/13/2014, Cost $2,248,853) (1)	2,250,000	2,246,614
Magnetite VIII Ltd.
2.11%, 04/15/2026 (Acquired 04/16/2014 through 01/21/2015, Cost $11,732,143) (1)	11,750,000	11,732,340
Magnetite XI Ltd.
2.08%, 01/18/2027 (Acquired 12/04/2014, Cost $1,493,289) (1)	1,500,000	1,495,335
MarketPlace Loan Trust 2015-OD3
3.25%, 09/17/2017 (Acquired 09/10/2015, Cost $914,241) (1)	915,408	910,348
5.25%, 09/17/2017 (Acquired 09/10/2015, Cost $747,916) (1)	750,000	744,897
MarketPlace Loan Trust 2015-OD4
3.25%, 12/18/2017 (Acquired 12/22/2015, Cost $1,235,682) (1)	1,238,788	1,238,788
Mastr Asset Backed Securities Trust 2005-HE1
1.17%, 05/25/2035	1,644,996	1,615,568
Mastr Asset Backed Securities Trust 2006-NC1
0.75%, 01/25/2036	4,412,183	4,257,707
Mercedes-Benz Auto Receivables Trust 2015-1
0.82%, 06/15/2018	1,691,461	1,691,482
Mercedes-Benz Master Owner Trust 2016-B
1.14%, 05/17/2021 (Acquired 05/17/2016, Cost $4,291,000) (1)	4,291,000	4,276,402
Mid-State Capital Co. 2006-1 Trust
6.08%, 10/15/2040 (Acquired 10/28/2013, Cost $954,171) (1)	960,871	1,003,537
Mid-State Capital Trust 2010-1
3.50%, 12/15/2045 (Acquired 10/28/2013, Cost $476,388) (1)	465,223	476,526
5.25%, 12/15/2045 (Acquired 10/28/2013, Cost $862,974) (1)	837,151	888,515
Mill Creek CLO Ltd. 2016-1
2.34%, 04/20/2028 (Acquired 03/21/2016, Cost $3,750,000) (1)	3,750,000	3,763,211
Morgan Stanley ABS Capital I, Inc. Trust 2004-OP1
1.32%, 11/25/2034	1,737,448	1,573,147
Morgan Stanley ABS Capital I, Inc. Trust 2006-NC3
0.62%, 03/25/2036	479,008	476,839
Nationstar HECM Loan Trust 2015-1A
3.84%, 05/25/2018 (Acquired 06/10/2015, Cost $1,319,662) (1)	1,319,662	1,319,609
Nationstar HECM Loan Trust 2015-2A
2.88%, 11/25/2025 (Acquired 11/19/2015, Cost $1,415,453) (1)	1,415,454	1,415,676
4.11%, 11/25/2025 (Acquired 11/19/2015, Cost $1,963,997) (1)	1,964,000	1,971,502

Nationstar HECM Loan Trust 2016-1A
4.36%, 02/25/2026 (Acquired 02/25/2016, Cost $1,962,000) (1)	1,962,000	1,969,514
Nationstar HECM Loan Trust 2016-2
2.24%, 06/25/2026 (Acquired 06/23/2016, Cost $1,269,999) (1)	1,270,000	1,269,999
Navient Student Loan Trust 2016-2
1.32%, 06/25/2065 (Acquired 04/05/2016, Cost $2,791,864) (1)	2,791,864	2,794,306
Navitas Equipment Receivables LLC 2013-1
1.95%, 11/15/2016 (Acquired 10/31/2013, Cost $1,214) (1)	1,214	1,214
Neuberger Berman CLO Ltd.
2.74%, 07/25/2023 (Acquired 02/19/2015, Cost $249,705) (1)	250,000	247,922
New Century Home Equity Loan Trust Series 2003-5
5.17%, 11/25/2033	304,216	312,426
Nissan Auto Lease Trust 2015-A
0.99%, 11/15/2017	1,633,718	1,633,924
Nissan Auto Receivables 2014-B Owner Trust
1.11%, 05/15/2019	396,416	397,081
NRPL Trust 2015-1
3.88%, 11/01/2054 (Acquired 02/19/2015, Cost $2,047,707) (1)	2,047,707	2,042,530
3.88%, 11/01/2054 (Acquired 02/19/2015, Cost $957,788) (1)	1,000,000	987,368
NRPL Trust 2015-2
3.75%, 10/25/2057 (Acquired 06/04/2015, Cost $4,188,671) (1)	4,206,751	4,131,295
3.75%, 10/25/2057 (Acquired 03/08/2016, Cost $1,155,124) (1)	1,250,000	1,180,085
NRZ Advance Receivables Trust Advance Receivables Backed 2015-T1
2.31%, 08/15/2046 (Acquired 08/25/2015, Cost $1,750,000) (1)	1,750,000	1,748,554
3.10%, 08/15/2046 (Acquired 08/25/2015, Cost $799,253) (1)	800,000	798,861
3.60%, 08/15/2046 (Acquired 08/25/2015, Cost $1,246,234) (1)	1,250,000	1,246,484
NRZ Advance Receivables Trust Advance Receivables Backed 2015-T2
4.68%, 08/17/2048 (Acquired 08/25/2015, Cost $1,406,000) (1)	1,406,000	1,406,879
NRZ Advance Receivables Trust Advance Receivables Backed 2015-T3
4.27%, 11/15/2046 (Acquired 11/20/2015, Cost $3,750,000) (1)	3,750,000	3,750,695
NRZ Advance Receivables Trust Advance Receivables Backed 2015-T4
3.20%, 11/15/2047 (Acquired 11/20/2015, Cost $6,500,000) (1)	6,500,000	6,530,518
4.67%, 11/15/2047 (Acquired 11/20/2015, Cost $2,000,000) (1)	2,000,000	2,000,626
NRZ Advance Receivables Trust Advance Receivables Backed 2016-T1
2.75%, 06/15/2049 (Acquired 06/23/2016, Cost $2,537,996) (1)	2,538,000	2,549,873
NYMT Residential 2016-RP1
4.00%, 03/25/2021 (Acquired 04/04/2016, Cost $934,784) (1)	939,213	941,509
Oak Hill Advisors Residential Loan Trust 2015-NPL2
3.72%, 07/25/2055 (Acquired 08/04/2015, Cost $2,871,246) (1)	2,871,246	2,857,010
4.00%, 07/25/2055 (Acquired 08/04/2015, Cost $621,380) (1)	641,000	631,680
Oakwood Mortgage Investors, Inc.
6.45%, 11/15/2017	3,743	3,856

Ocwen Master Advance Receivables Trus
2.54%, 09/17/2046 (Acquired 09/11/2015, Cost $1,107,999) (1)	1,108,000	1,108,073
4.10%, 09/17/2046 (Acquired 09/11/2015, Cost $2,624,082) (1)	2,628,000	2,627,348
Ocwen Master Advance Receivables Trust
4.26%, 11/15/2046 (Acquired 11/06/2015, Cost $750,999) (1)	751,000	750,777
3.21%, 11/15/2047 (Acquired 11/06/2015, Cost $4,767,959) (1)	4,768,000	4,788,221
4.20%, 11/15/2047 (Acquired 11/06/2015, Cost $729,998) (1)	730,000	730,925
4.69%, 11/15/2047 (Acquired 11/06/2015, Cost $1,749,999) (1)	1,750,000	1,753,500
Ondeck Asset Securitization Trust LLC
4.21%, 05/17/2020 (Acquired 04/27/2016, Cost $1,982,883) (1)	1,983,000	1,983,000
7.63%, 05/17/2020 (Acquired 04/27/2016, Cost $507,981) (1)	508,000	510,540
OneMain Financial Issuance Trust 2014-1
2.43%, 06/18/2024 (Acquired 04/09/2014 through 04/16/2014, Cost $2,741,227) (1)	2,741,038	2,744,098
3.24%, 06/18/2024 (Acquired 04/09/2014, Cost $401,949) (1)	402,000	402,349
OneMain Financial Issuance Trust 2014-2
2.47%, 09/18/2024 (Acquired 07/23/2014 through 08/04/2014, Cost $5,050,672) (1)	5,049,000	5,059,981
3.02%, 09/18/2024 (Acquired 07/23/2014, Cost $1,864,000) (1)	1,864,000	1,854,766
OneMain Financial Issuance Trust 2015-1
3.19%, 03/18/2026 (Acquired 01/28/2015, Cost $3,451,161) (1)	3,452,000	3,487,551
3.85%, 03/18/2026 (Acquired 02/13/2015, Cost $500,257) (1)	500,000	491,191
OneMain Financial Issuance Trust 2015-2
2.57%, 07/18/2025 (Acquired 05/12/2015 through 09/25/2015, Cost $18,062,066) (1)	18,062,000	18,056,924
3.10%, 07/18/2025 (Acquired 05/12/2015, Cost $1,626,605) (1)	1,627,000	1,592,328
OneMain Financial Issuance Trust 2016-1A
6.00%, 02/20/2029 (Acquired 05/12/2016, Cost $1,871,404) (1)	1,900,000	1,842,962
Oportun Funding II LLC
4.70%, 03/08/2021 (Acquired 02/12/2016, Cost $2,900,792) (1)	2,901,000	2,901,000
6.41%, 03/08/2021 (Acquired 02/12/2016, Cost $810,938) (1)	811,000	810,514
3.69%, 07/08/2021 (Acquired 06/22/2016, Cost $3,331,651) (1)	3,332,000	3,331,651
Option One Mortgage Loan Trust
1.29%, 02/25/2033	15,845	14,757
Option One Mortgage Loan Trust 2004-3
1.35%, 11/25/2034	1,691,802	1,551,709
Palmer Square CLO 2015-1 Ltd.
2.15%, 05/21/2027 (Acquired 04/10/2015 through 06/17/2016, Cost $5,227,495) (1)	5,250,000	5,213,460
Palmer Square Loan Funding 2016-2 Ltd.
2.73%, 06/21/2024 (Acquired 04/26/2016, Cost $2,500,000) (1)	2,500,000	2,487,458
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-MCW
1.39%, 10/25/2034	25,451	25,442
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCH
1.29%, 01/25/2036	4,800,000	4,703,273
PFS Tax Lien Trust 2014-1
1.44%, 05/15/2029 (Acquired 04/29/2014, Cost $343,052) (1)	343,065	341,214

Prestige Auto Receivables Trust 2014-1
0.97%, 03/15/2018 (Acquired 05/06/2015, Cost $6,484) (1)	6,482	6,481
Pretium Mortgage Credit Partners I 2015-NPL2 LLC
3.75%, 07/27/2030 (Acquired 07/22/2015, Cost $1,279,865) (1)	1,280,928	1,277,596
4.25%, 07/27/2030 (Acquired 07/22/2015, Cost $1,476,744) (1)	1,500,000	1,478,549
Progreso Receivables Funding II LLC
3.50%, 07/08/2019 (Acquired 06/18/2014 through 07/21/2014, Cost $3,500,244) (1)	3,500,000	3,499,727
Progreso Receivables Funding III LLC
3.63%, 02/08/2020 (Acquired 01/20/2015, Cost $3,090,000) (1)	3,090,000	3,069,693
5.50%, 02/08/2020 (Acquired 01/20/2015, Cost $793,000) (1)	793,000	787,158
Progreso Receivables Funding LLC
3.00%, 07/28/2020 (Acquired 06/30/2015, Cost $1,203,000) (1)	1,203,000	1,181,706
5.00%, 07/28/2020 (Acquired 06/30/2015, Cost $605,000) (1)	605,000	595,925
Progress Residential 2015-SFR2 Trust
2.74%, 06/12/2032 (Acquired 05/20/2015, Cost $3,389,998) (1)	3,390,057	3,438,396
3.14%, 06/12/2032 (Acquired 05/20/2015, Cost $2,011,971) (1)	2,012,000	2,025,439
3.44%, 06/12/2032 (Acquired 05/20/2015, Cost $2,137,962) (1)	2,138,000	2,136,512
4.43%, 06/12/2032 (Acquired 05/20/2015, Cost $891,980) (1)	892,000	872,551
Progress Residential 2015-SFR3 Trust
3.07%, 11/12/2032 (Acquired 10/23/2015, Cost $5,245,312) (1)	5,245,499	5,390,251
4.67%, 11/12/2032 (Acquired 10/23/2015, Cost $294,989) (1)	295,000	304,806
5.66%, 11/12/2032 (Acquired 10/23/2015, Cost $999,985) (1)	1,000,000	1,026,532
PURCHASING POWER FUNDING 2015-A LLC
4.75%, 12/15/2019 (Acquired 11/03/2015, Cost $3,500,000) (1)	3,500,000	3,486,875
RAAC Series 2004-SP1 Trust
5.29%, 08/25/2027	2,995	3,034
Race Point VIII CLO Ltd.
1.89%, 02/20/2025 (Acquired 02/19/2015, Cost $248,191) (1)	250,000	247,200
RAMP Series 2003-RS7 Trust
5.34%, 08/25/2033	15,935	15,972
RAMP Series 2004-RS11 Trust
1.38%, 11/25/2034	135,731	134,748
RAMP Series 2005-RS1 Trust
4.71%, 01/25/2035	20,322	20,536
RAMP Series 2006-RZ1 Trust
0.75%, 03/25/2036	754,380	747,191
RASC Series 2002-KS4 Trust
0.95%, 07/25/2032	4,790	4,207
RASC Series 2003-KS2 Trust
3.99%, 04/25/2033	30,412	30,378
RASC Series 2003-KS5 Trust
1.03%, 07/25/2033	5,345	4,718
3.62%, 07/25/2033	1,846	1,796

RASC Series 2003-KS9 Trust
1.09%, 11/25/2033	6,804	5,657
RASC Series 2004-KS2 Trust
4.30%, 03/25/2034	3,663	3,700
RASC Series 2005-KS6 Trust
1.07%, 07/25/2035	1,550,000	1,486,639
RBSHD 2013-1 Trust
7.69%, 10/25/2047 (Acquired 02/20/2014, Cost $679,309) (1)(8)	677,350	677,480
Regatta V Funding Ltd.
2.20%, 10/25/2026 (Acquired 04/16/2015, Cost $999,360) (1)	1,000,000	992,613
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037	309,039	149,686
Renaissance Home Equity Loan Trust 2005-3
4.81%, 11/25/2035	171,056	172,329
RMAT 2015-NPL1 LLC
3.75%, 05/25/2055 (Acquired 06/03/2015, Cost $1,453,691) (1)	1,453,691	1,440,593
Santander Drive Auto Receivables Trust
1.84%, 11/18/2019 (Acquired 06/10/2015, Cost $97,511) (1)	97,512	96,781
1.97%, 03/16/2021 (Acquired 06/10/2015, Cost $539,664) (1)	539,675	535,627
Santander Drive Auto Receivables Trust 2014-1
1.59%, 10/15/2018	2,694,431	2,696,126
Santander Drive Auto Receivables Trust 2014-4
1.82%, 05/15/2019	474,000	475,667
Santander Drive Auto Receivables Trust 2015-2
1.83%, 01/15/2020	67,000	67,245
Santander Drive Auto Receivables Trust 2015-3
2.07%, 04/15/2020	2,311,000	2,326,490
Santander Drive Auto Receivables Trust 2015-4
1.14%, 12/17/2018	3,410,668	3,412,493
1.20%, 12/17/2018	2,213,261	2,213,544
Santander Drive Auto Receivables Trust 2015-5
1.19%, 12/17/2018	8,693,987	8,698,982
Santander Drive Auto Receivables Trust 2015-S1
1.93%, 09/17/2019 (Acquired 06/10/2015, Cost $658,762) (1)	658,773	653,833
Santander Drive Auto Receivables Trust 2016-1
2.47%, 12/15/2020	1,639,000	1,662,746
Santander Drive Auto Receivables Trust 2016-2
2.08%, 02/16/2021	3,075,000	3,088,601
2.66%, 11/15/2021	815,000	828,786
3.39%, 04/15/2022	522,000	528,010

Saxon Asset Securities Trust 2003-1
4.80%, 06/25/2033	126,099	127,277
Securitized Asset Backed Receivables LLC Trust 2005-OP2
0.78%, 10/25/2035 (Acquired 03/13/2014, Cost $1,112,315) (1)	1,123,706	1,112,807
Securitized Asset Backed Receivables LLC Trust 2006-CB1
3.42%, 01/25/2036	78,004	57,073
Selene Non-Performing Loans LLC
2.98%, 05/25/2054 (Acquired 05/23/2014 through 04/23/2015, Cost $617,602) (1)	619,028	614,777
Sierra Auto Receivables Securitization Trust 2016-1
2.85%, 01/18/2022 (Acquired 06/22/2016, Cost $983,984) (1)	984,000	983,982
Silver Spring CLO LTD
2.08%, 10/15/2026 (Acquired 06/24/2016, Cost $5,850,541) (1)	5,954,635	5,905,277
Skopos Auto Receivables Trust 2015-2
3.55%, 02/15/2020 (Acquired 11/05/2015, Cost $593,659) (1)	593,700	593,078
Specialty Underwriting & Residential Finance Trust Series 2004-BC4
1.12%, 10/25/2035	345,106	337,162
Specialty Underwriting & Residential Finance Trust Series 2006-BC1
0.75%, 12/25/2036	2,225,000	2,193,861
SpringCastle America Funding LLC
2.70%, 05/25/2023 (Acquired 09/18/2014, Cost $4,833,000) (1)	4,833,205	4,849,691
4.61%, 10/25/2027 (Acquired 09/18/2014, Cost $1,749,716) (1)	1,750,000	1,752,803
Springleaf Funding Trust 2014-A
2.41%, 12/15/2022 (Acquired 03/19/2014 through 01/25/2016, Cost $10,872,336) (1)	10,879,370	10,886,005
3.45%, 12/15/2022 (Acquired 03/19/2014, Cost $582,884) (1)	583,000	582,503
Springleaf Funding Trust 2015-A
3.16%, 11/15/2024 (Acquired 02/18/2015 through 02/17/2016, Cost $18,644,908) (1)	18,692,000	18,802,563
3.62%, 11/15/2024 (Acquired 02/18/2015, Cost $1,086,743) (1)	1,087,000	1,064,013
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2015-T2
4.23%, 01/15/2047 (Acquired 12/10/2015, Cost $1,718,919) (1)	1,719,000	1,721,379
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2015-T3
4.43%, 07/15/2047 (Acquired 12/10/2015, Cost $1,781,922) (1)	1,782,000	1,818,058
Structured Asset Investment Loan Trust 2004-4
1.25%, 04/25/2034	720,327	667,468
Structured Asset Sec Co. Pass Through Cert Series 2002-al1
3.45%, 02/25/2032	63,770	63,485
3.45%, 02/25/2032	141,956	140,493
Structured Asset Securities Co. Mortgage Loan Trust 2005-7XS
5.44%, 04/25/2035	14,905	15,514
Structured Asset Securities Co. Mortgage Pass-Through Ctfs Ser 2004-6XS
5.53%, 03/25/2034	218,118	218,454
5.55%, 03/25/2034	174,438	176,587
Sunset Mortgage Loan Co. 2014-NPL2 LLC
3.72%, 11/16/2044 (Acquired 11/25/2014, Cost $1,777,306) (1)	1,777,306	1,767,887

Synchrony Credit Card Master Note Trust 2015-1
2.37%, 03/15/2023	4,950,000	5,097,313
Synchrony Credit Card Master Note Trust 2015-2
1.60%, 04/15/2021	4,000,000	4,016,260
Synchrony Credit Card Master Note Trust 2015-3
1.74%, 09/15/2021	3,800,000	3,824,942
TCF Auto Receivables Owner Trust 2015-2
2.06%, 04/15/2020 (Acquired 11/18/2015, Cost $9,999,358) (1)	10,000,000	10,088,671
THL Credit Wind River 2014-3 CLO Ltd.
2.26%, 01/22/2027 (Acquired 12/17/2014, Cost $5,730,975) (1)	5,750,000	5,736,919
Tidewater Auto Receivables Trust 2014-A
1.40%, 07/15/2018 (Acquired 06/06/2014 through 06/23/2014, Cost $61,652) (1)	61,658	61,645
1.85%, 12/15/2018 (Acquired 06/06/2014, Cost $2,384,901) (1)	2,385,000	2,383,590
Toyota Auto Receivables 2014-C Owner Trust
0.93%, 07/16/2018	575,823	575,590
Trafigura Securitisation Finance Plc. 2014-1
1.39%, 10/15/2018 (Acquired 10/23/2014, Cost $3,719,000) (1)(8)	3,719,000	3,673,907
Tricon American Homes 2015-SFR1 Trust
1.69%, 05/17/2032 (Acquired 04/28/2015, Cost $953,548) (1)	953,548	939,184
Trinitas CLO Ltd
2.27%, 04/18/2028 (Acquired 05/02/2016, Cost $7,500,000) (1)	7,500,000	7,470,188
Truman Capital Mortgage Loan Trust 2014-NPL2
4.00%, 06/25/2054 (Acquired 09/09/2014, Cost $98,937) (1)	100,832	100,708
Truman Capital Mortgage Loan Trust 2014-NPL3
3.13%, 04/25/2053 (Acquired 09/09/2014, Cost $4,942) (1)	4,947	4,945
United Auto Credit Securitization Trust 2016-1
2.00%, 10/15/2017 (Acquired 01/21/2016, Cost $1,068,330) (1)	1,068,330	1,068,073
Vericrest Opportunity Loan Trust 2015-NPL3
3.38%, 10/25/2058 (Acquired 02/06/2015 through 08/12/2015, Cost $4,245,599) (1)	4,252,583	4,207,938
Vibrant CLO Ltd. 2015-3
2.26%, 04/20/2026 (Acquired 02/05/2015, Cost $5,237,209) (1)	5,250,000	5,209,911
Volkswagen Auto Lease Trust 2015-A
0.87%, 06/20/2017	630,936	630,724
VOLT NPL X LLC
3.38%, 10/26/2054 (Acquired 11/13/2014, Cost $473,318) (1)	473,689	470,840
VOLT XIX LLC
3.88%, 04/25/2055 (Acquired 12/15/2014, Cost $1,343,738) (1)	1,344,716	1,343,417
VOLT XL LLC
4.38%, 11/27/2045 (Acquired 12/08/2015, Cost $2,181,741) (1)	2,183,362	2,191,741
VOLT XLV LLC
4.00%, 05/25/2046 (Acquired 05/25/2016, Cost $3,892,042) (1)	3,896,218	3,888,420

VOLT XLVI LLC
3.84%, 06/25/2046 (Acquired 06/14/2016, Cost $2,043,000) (1)	2,043,000	2,043,000
VOLT XLVII LLC
3.75%, 06/25/2046 (Acquired 06/22/2016, Cost $2,375,000) (1)	2,375,000	2,375,000
VOLT XXII LLC
3.50%, 02/25/2055 (Acquired 02/26/2015, Cost $1,850,115) (1)	1,851,702	1,841,320
4.25%, 02/25/2055 (Acquired 02/25/2015, Cost $657,007) (1)	666,826	634,216
VOLT XXIV LLC
3.50%, 02/25/2055 (Acquired 03/23/2015, Cost $3,338,769) (1)	3,341,690	3,325,138
VOLT XXV LLC
3.50%, 06/26/2045 (Acquired 06/17/2015, Cost $6,281,130) (1)	6,287,496	6,243,041
VOLT XXVI LLC
3.13%, 09/25/2043 (Acquired 09/19/2014, Cost $2,574,512) (1)	2,576,887	2,555,810
4.25%, 09/25/2043 (Acquired 09/19/2014, Cost $1,359,871) (1)	1,380,166	1,328,616
VOLT XXVII LLC
3.38%, 08/27/2057 (Acquired 10/24/2014, Cost $3,416,347) (1)	3,419,607	3,398,719
VOLT XXX LLC
3.63%, 10/25/2057 (Acquired 01/15/2015 through 09/30/2015, Cost $3,867,404) (1)	3,868,204	3,849,328
VOLT XXXI LLC
3.38%, 02/25/2055 (Acquired 01/22/2015, Cost $1,986,931) (1)	1,988,780	1,969,178
VOLT XXXIII LLC
3.50%, 03/25/2055 (Acquired 03/13/2015, Cost $2,939,903) (1)	2,942,625	2,917,416
VOLT XXXIV LLC
3.25%, 02/25/2055 (Acquired 01/21/2016, Cost $1,118,359) (1)	1,137,517	1,128,790
VOLT XXXV LLC
3.50%, 06/26/2045 (Acquired 06/26/2015, Cost $2,140,595) (1)	2,142,451	2,125,030
VOLT XXXVIII LLC
3.88%, 09/25/2045 (Acquired 09/10/2015, Cost $1,029,622) (1)	1,030,428	1,025,315
Voya CLO 2013-3 Ltd.
2.08%, 01/18/2026 (Acquired 11/26/2013, Cost $7,400,000) (1)	7,400,000	7,328,679
Westgate Resorts 2012-A LLC
2.25%, 08/20/2025 (Acquired 01/12/2015, Cost $626,021) (1)	625,293	624,511
Westgate Resorts 2015-1 LLC
2.75%, 05/20/2027 (Acquired 02/20/2015, Cost $403,894) (1)	403,928	402,185
Westlake Automobile Receivables Trust 2015-3
4.40%, 05/17/2021 (Acquired 02/10/2016, Cost $994,814) (1)	1,000,000	1,008,252
Westlake Automobile Receivables Trust 2016-2
1.57%, 06/17/2019 (Acquired 06/07/2016, Cost $1,460,917) (1)	1,461,000	1,461,014
4.10%, 06/15/2021 (Acquired 06/07/2016, Cost $299,943) (1)	300,000	302,525
World Omni Auto Receivables Trust 2015-A
0.79%, 07/16/2018	315,207	315,088
1.34%, 05/15/2020	643,000	645,897

Total Asset-Backed Obligations (Cost $1,015,380,107)		$1,016,680,089

Corporate Bonds - 31.90%
Basic Materials - 1.41%
Agrium, Inc.
3.15%, 10/01/2022	$875,000	$891,350
3.38%, 03/15/2025	430,000	437,602
4.13%, 03/15/2035	1,960,000	1,893,813
6.13%, 01/15/2041	2,850,000	3,383,811
5.25%, 01/15/2045	712,000	764,229
Anglo American Capital PLC
9.38%, 04/08/2019 (Acquired 10/28/2013, Cost $245,299) (1)	215,000	245,906
Barrick North America Finance LLC
4.40%, 05/30/2021	3,882,000	4,180,231
5.75%, 05/01/2043	2,592,000	2,816,311
BHP Billiton Finance USA Ltd.
5.40%, 03/29/2017	165,000	170,042
6.50%, 04/01/2019	284,000	321,467
3.85%, 09/30/2023	646,000	703,237
5.00%, 09/30/2043	3,530,000	4,083,052
6.25%, 10/19/2075 (Acquired 10/14/2015, Cost $2,655,000) (1)	2,655,000	2,795,715
CF Industries, Inc.
7.13%, 05/01/2020	900,000	1,038,501
5.38%, 03/15/2044	2,040,000	1,924,979
Corp. Nacional del Co.bre de Chile
4.88%, 11/04/2044 (Acquired 07/28/2015, Cost $342,864) (1)	370,000	371,809
Dow Chemical Co./The
8.55%, 05/15/2019	96,000	114,134
4.13%, 11/15/2021	470,000	515,686
3.00%, 11/15/2022	918,000	947,359
7.38%, 11/01/2029	339,000	454,790
5.25%, 11/15/2041	199,000	221,221
4.38%, 11/15/2042	1,570,000	1,604,243
Eastman Chemical Co
2.70%, 01/15/2020	7,390,000	7,600,963
4.50%, 01/15/2021	5,175,000	5,643,627
Ecolab, Inc.
1.45%, 12/08/2017	5,928,000	5,938,451
2.25%, 01/12/2020	233,000	237,207
3.25%, 01/14/2023	452,000	474,630
5.50%, 12/08/2041	103,000	129,035
EI du Pont de Nemours & Co
5.60%, 12/15/2036	155,000	185,627
4.90%, 01/15/2041	161,000	178,778

Freeport-McMoRan, Inc.
2.15%, 03/01/2017	1,001,000	993,492
3.55%, 03/01/2022	5,025,000	4,422,000
3.88%, 03/15/2023	844,000	738,500
5.40%, 11/14/2034	1,314,000	1,044,630
5.45%, 03/15/2043	682,000	547,305
Georgia-Pacific LLC
5.40%, 11/01/2020 (Acquired 11/22/2013, Cost $3,430,699) (1)	3,160,000	3,579,392
3.73%, 07/15/2023 (Acquired 12/10/2013, Cost $5,271,411) (1)	5,380,000	5,765,558
Glencore Finance Canada Ltd.
5.80%, 11/15/2016 (Acquired 10/28/2013 through 11/26/2013, Cost $190,469) (1)	188,000	190,256
4.25%, 10/25/2022 (Acquired 11/20/2013, Cost $4,847,385) (1)	5,000,000	4,702,500
Glencore Funding LLC
2.50%, 01/15/2019 (Acquired 10/28/2013, Cost $526,926) (1)	537,000	516,191
4.13%, 05/30/2023 (Acquired 10/28/2013, Cost $52,060) (1)	54,000	49,680
4.63%, 04/29/2024 (Acquired 10/08/2014, Cost $1,025,117) (1)	1,000,000	935,000
Goldcorp, Inc.
3.63%, 06/09/2021	1,810,000	1,864,657
International Paper Co
5.00%, 09/15/2035	2,065,000	2,237,855
6.00%, 11/15/2041	3,150,000	3,735,865
5.15%, 05/15/2046	1,085,000	1,171,247
Lubrizol Co.
8.88%, 02/01/2019	1,205,000	1,435,409
LYB International Finance BV
5.25%, 07/15/2043	760,000	831,576
4.88%, 03/15/2044	4,017,000	4,250,175
LyondellBasell Industries NV
5.00%, 04/15/2019	3,690,000	3,995,776
5.75%, 04/15/2024	2,550,000	3,036,234
4.63%, 02/26/2055	545,000	527,050
MeadWestvaco Co.
7.38%, 09/01/2019	3,300,000	3,787,974
9.75%, 06/15/2020	17,000	20,942
8.20%, 01/15/2030	537,000	721,285
Monsanto Co
4.40%, 07/15/2044	140,000	137,685
4.70%, 07/15/2064	91,000	82,955
Mosaic Co./The
3.75%, 11/15/2021	1,227,000	1,303,269
4.25%, 11/15/2023	9,279,000	9,997,928

5.45%, 11/15/2033	814,000	900,664
4.88%, 11/15/2041	52,000	52,496
5.63%, 11/15/2043	3,515,000	3,900,979
Nucor Co.
4.00%, 08/01/2023	176,000	188,033
Placer Dome, Inc.
6.45%, 10/15/2035	203,000	216,884
Potash Co. of Saskatchewan, Inc.
3.25%, 12/01/2017	31,000	31,781
6.50%, 05/15/2019	392,000	443,035
3.00%, 04/01/2025	1,100,000	1,115,186
PPG Industries, Inc.
6.65%, 03/15/2018	112,000	121,181
9.00%, 05/01/2021	217,000	277,839
5.50%, 11/15/2040	118,000	138,795
Rio Tinto Alcan, Inc.
5.75%, 06/01/2035	54,000	59,949
Rio Tinto Finance USA Ltd.
9.00%, 05/01/2019	797,000	957,624
3.75%, 06/15/2025	8,735,000	9,177,699
Samarco Mineracao SA
5.75%, 10/24/2023 (Acquired 10/28/2013, Cost $537,546) (1)	537,000	206,745
Solvay Finance America LLC
3.40%, 12/03/2020 (Acquired 01/08/2016, Cost $3,996,680) (1)	4,000,000	4,189,328
Southern Copper Co.
5.88%, 04/23/2045	2,300,000	2,158,971
Teck Resources Ltd.
4.75%, 01/15/2022	1,709,000	1,443,934
3.75%, 02/01/2023	453,000	344,280
Union Carbide Co.
7.50%, 06/01/2025	624,000	781,681
7.75%, 10/01/2096	681,000	832,310
Vale Overseas Ltd.
5.88%, 06/10/2021	4,493,000	4,498,616
4.38%, 01/11/2022	5,000,000	4,686,000
8.25%, 01/17/2034	424,000	443,373
6.88%, 11/21/2036	1,307,000	1,202,440
6.88%, 11/10/2039	107,000	97,402

		151,357,417

Communications - 2.60%
21st Century Fox America, Inc.
8.00%, 10/17/2016	114,000	116,227
7.25%, 05/18/2018	203,000	224,813
8.88%, 04/26/2023	108,000	147,050
9.50%, 07/15/2024	175,000	252,553
3.70%, 10/15/2025	380,000	411,175
7.30%, 04/30/2028	454,000	600,991
7.63%, 11/30/2028	310,000	428,379
6.20%, 12/15/2034	258,000	323,651
6.65%, 11/15/2037	310,000	406,753
6.90%, 08/15/2039	155,000	207,460
Amazon.com, Inc.
3.80%, 12/05/2024	1,086,000	1,217,773
4.80%, 12/05/2034	854,000	1,005,018
America Movil SAB de CV
2.38%, 09/08/2016	441,000	442,294
5.00%, 10/16/2019	3,500,000	3,853,069
5.00%, 03/30/2020	7,300,000	8,089,239
3.13%, 07/16/2022	374,000	383,782
6.13%, 03/30/2040	283,000	347,189
AT&T, Inc.
5.50%, 02/01/2018	543,000	578,081
4.60%, 02/15/2021	578,000	632,558
3.88%, 08/15/2021	494,000	532,259
3.00%, 02/15/2022	1,219,000	1,243,303
3.80%, 03/15/2022	1,665,000	1,773,695
3.00%, 06/30/2022	2,649,000	2,713,119
3.60%, 02/17/2023	14,861,000	15,555,975
3.90%, 03/11/2024	3,750,000	3,971,032
3.95%, 01/15/2025	205,000	216,955
3.40%, 05/15/2025	4,538,000	4,644,148
4.50%, 05/15/2035	5,500,000	5,620,235
6.30%, 01/15/2038	743,000	893,882
6.00%, 08/15/2040	2,106,000	2,460,960
5.35%, 09/01/2040	1,543,000	1,688,883
6.38%, 03/01/2041	329,000	400,612
5.15%, 03/15/2042	866,000	932,220
4.30%, 12/15/2042	2,472,000	2,369,212
4.80%, 06/15/2044	4,305,000	4,435,454
4.35%, 06/15/2045	511,000	495,483
4.75%, 05/15/2046	3,860,000	3,956,292
5.65%, 02/15/2047	3,833,000	4,384,898
BellSouth Co.
6.88%, 10/15/2031	1,100,000	1,313,804
6.55%, 06/15/2034	2,520,000	2,955,103

British Telecommunications PLC
5.95%, 01/15/2018	289,000	309,311
2.35%, 02/14/2019	220,000	224,727
9.38%, 12/15/2030	721,000	1,107,525
CBS Co.
1.95%, 07/01/2017	4,840,000	4,867,370
3.70%, 08/15/2024	848,000	885,963
4.00%, 01/15/2026	1,000,000	1,067,895
5.90%, 10/15/2040	67,000	75,898
4.85%, 07/01/2042	77,000	77,416
4.90%, 08/15/2044	315,000	319,654
Centel Capital Co.
9.00%, 10/15/2019	464,000	537,103
CenturyLink, Inc.
5.15%, 06/15/2017	322,000	329,245
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58%, 07/23/2020 (Acquired 08/31/2015 through 06/08/2016, Cost $6,175,237) (1)	6,107,000	6,385,095
4.46%, 07/23/2022 (Acquired 07/09/2015, Cost $1,753,000) (1)	1,753,000	1,887,408
6.38%, 10/23/2035 (Acquired 07/09/2015 through 06/08/2016, Cost $1,946,033) (1)	1,861,000	2,204,859
6.83%, 10/23/2055 (Acquired 07/09/2015, Cost $690,000) (1)	690,000	820,954
Cisco Systems, Inc.
2.90%, 03/04/2021	186,000	197,564
3.00%, 06/15/2022	889,000	955,658
3.63%, 03/04/2024	550,000	616,768
2.95%, 02/28/2026	467,000	495,246
5.90%, 02/15/2039	515,000	699,511
5.50%, 01/15/2040	481,000	630,388
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/2022	542,000	772,211
Comcast Cable Communications LLC
8.88%, 05/01/2017	103,000	109,703
Comcast Cable Holdings LLC
10.13%, 04/15/2022	186,000	251,947
Comcast Co.
6.50%, 01/15/2017	103,000	106,021
4.25%, 01/15/2033	1,895,000	2,092,459
4.20%, 08/15/2034	5,843,000	6,436,964
6.50%, 11/15/2035	1,342,000	1,866,553
6.45%, 03/15/2037	310,000	426,787
6.95%, 08/15/2037	107,000	153,988
4.50%, 01/15/2043	2,154,000	2,433,309

Cox Communications, Inc.
3.25%, 12/15/2022 (Acquired 10/28/2013, Cost $324,599) (1)	348,000	347,080
3.85%, 02/01/2025 (Acquired 12/01/2014, Cost $1,997,131) (1)	2,000,000	2,015,334
4.80%, 02/01/2035 (Acquired 12/01/2014, Cost $7,148,485) (1)	7,150,000	6,684,177
8.38%, 03/01/2039 (Acquired 10/28/2013, Cost $163,815) (1)	134,000	162,006
Cox Enterprises, Inc.
7.38%, 07/15/2027 (Acquired 10/28/2013, Cost $314,625) (1)	273,000	330,230
Crown Castle Towers LLC
3.22%, 05/15/2022 (Acquired 04/30/2015, Cost $589,000) (1)	589,000	612,192
Deutsche Telekom International Finance BV
2.25%, 03/06/2017 (Acquired 10/28/2013 through 12/11/2013, Cost $4,551,198) (1)	4,529,000	4,559,027
6.00%, 07/08/2019	209,000	234,453
8.75%, 06/15/2030	648,000	976,388
4.88%, 03/06/2042 (Acquired 10/28/2013, Cost $233,269) (1)	240,000	279,765
Discovery Communications LLC
4.38%, 06/15/2021	752,000	807,557
4.95%, 05/15/2042	1,161,000	1,008,517
eBay, Inc.
2.60%, 07/15/2022	2,356,000	2,333,211
3.45%, 08/01/2024	669,000	684,123
4.00%, 07/15/2042	213,000	179,621
Grupo Televisa SAB
6.13%, 01/31/2046	382,000	421,831
GTE Co.
8.75%, 11/01/2021	11,000	13,957
GTP Acquisition Partners I LLC
2.35%, 06/15/2020 (Acquired 05/20/2015, Cost $271,000) (1)	271,000	270,420
3.48%, 06/16/2025 (Acquired 05/20/2015, Cost $314,000) (1)	314,000	317,259
Historic TW, Inc.
9.15%, 02/01/2023	347,000	466,491
NBCUniversal Media LLC
4.38%, 04/01/2021	700,000	784,479
6.40%, 04/30/2040	372,000	515,385
5.95%, 04/01/2041	527,000	701,586
4.45%, 01/15/2043	1,765,000	1,968,014
New Cingular Wireless Services, Inc.
8.75%, 03/01/2031	1,140,000	1,701,836
Nippon Telegraph & Telephone Co.
1.40%, 07/18/2017	237,000	237,563
Orange SA
2.75%, 09/14/2016	437,000	438,631
2.75%, 02/06/2019	3,000,000	3,091,506
9.00%, 03/01/2031	1,393,000	2,158,672

Qwest Co.
6.75%, 12/01/2021	3,866,000	4,175,280
Rogers Communications, Inc.
4.10%, 10/01/2023	1,255,000	1,394,879
3.63%, 12/15/2025	4,350,000	4,649,693
8.75%, 05/01/2032	258,000	364,913
SK Telecom Co. Ltd.
6.63%, 07/20/2027 (Acquired 10/28/2013 through 11/27/2013, Cost $426,223) (1)	361,000	492,332
Sky PLC
3.75%, 09/16/2024 (Acquired 09/09/2014, Cost $286,064) (1)	287,000	298,311
Sprint Capital Co.
6.90%, 05/01/2019	301,000	287,455
8.75%, 03/15/2032	38,000	32,490
TCI Communications, Inc.
7.13%, 02/15/2028	138,000	191,927
Telecom Italia Capital SA
7.00%, 06/04/2018	5,000,000	5,412,500
7.18%, 06/18/2019	215,000	242,413
7.20%, 07/18/2036	1,644,000	1,646,055
Telefonica Emisiones SAU
6.22%, 07/03/2017	545,000	569,013
3.19%, 04/27/2018	221,000	226,919
5.13%, 04/27/2020	500,000	551,961
5.46%, 02/16/2021	233,000	265,855
Telstra Co. Ltd.
3.13%, 04/07/2025 (Acquired 03/30/2015, Cost $2,281,507) (1)	2,285,000	2,388,547
Thomson Reuters Co.
4.70%, 10/15/2019	222,000	240,132
3.95%, 09/30/2021	934,000	996,156
3.85%, 09/29/2024	342,000	364,621
4.50%, 05/23/2043	312,000	309,460
Time Warner Cable, Inc.
5.85%, 05/01/2017	100,000	103,518
6.75%, 07/01/2018	5,490,000	6,022,805
8.75%, 02/14/2019	184,000	214,840
8.25%, 04/01/2019	222,000	257,787
6.55%, 05/01/2037	375,000	437,543
7.30%, 07/01/2038	1,023,000	1,281,705
6.75%, 06/15/2039	539,000	633,606
5.88%, 11/15/2040	475,000	517,561
5.50%, 09/01/2041	385,000	404,100

Time Warner Cos, Inc.
7.57%, 02/01/2024	330,000	419,247
Time Warner Entertainment Co. LP
8.38%, 07/15/2033	879,000	1,178,795
Time Warner, Inc.
4.75%, 03/29/2021	585,000	657,238
4.00%, 01/15/2022	900,000	970,733
3.60%, 07/15/2025	5,167,000	5,470,055
2.95%, 07/15/2026	4,782,000	4,820,658
7.63%, 04/15/2031	4,513,000	6,194,038
7.70%, 05/01/2032	842,000	1,173,516
6.50%, 11/15/2036	257,000	326,085
6.20%, 03/15/2040	323,000	396,934
6.25%, 03/29/2041	170,000	214,064
5.38%, 10/15/2041	181,000	208,226
4.65%, 06/01/2044	2,145,000	2,256,186
4.85%, 07/15/2045	2,306,000	2,508,951
Verizon Communications, Inc.
2.63%, 02/21/2020	2,094,000	2,165,912
4.50%, 09/15/2020	1,070,000	1,188,038
5.15%, 09/15/2023	4,605,000	5,365,193
6.40%, 09/15/2033	7,360,000	9,415,332
4.40%, 11/01/2034	2,056,000	2,121,159
5.85%, 09/15/2035	349,000	423,852
4.27%, 01/15/2036	6,861,000	7,013,637
4.86%, 08/21/2046	8,698,000	9,498,642
4.52%, 09/15/2048	6,396,000	6,606,652
5.01%, 08/21/2054	6,261,000	6,648,769
4.67%, 03/15/2055	6,860,000	6,929,766
Viacom, Inc.
2.75%, 12/15/2019	149,000	151,162
3.88%, 12/15/2021	581,000	613,086
3.13%, 06/15/2022	286,000	285,595
3.25%, 03/15/2023	69,000	67,892
4.85%, 12/15/2034	156,000	145,511
4.50%, 02/27/2042	209,000	173,506
4.38%, 03/15/2043	718,000	580,333
Vodafone Group PLC
1.63%, 03/20/2017	423,000	424,214
1.50%, 02/19/2018	1,218,000	1,217,358
2.95%, 02/19/2023	78,000	78,673
Walt Disney Co./The
3.00%, 02/13/2026	1,000,000	1,076,369

		279,832,144

Consumer, Cyclical - 1.79%
Air Canada 2013-1 Class A Pass Through Trust
4.13%, 05/15/2025 (Acquired 10/28/2013, Cost $336,942) (1)	350,544	361,060
American Airlines 2011-1 Class A Pass Through Trust
5.25%, 01/31/2021	110,032	118,559
American Airlines 2013-2 Class A Pass Through Trust
4.95%, 01/15/2023	4,321,767	4,699,922
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/2027	2,858,750	2,876,474
American Airlines 2016-2 Class A Pass Through Trust
3.65%, 06/15/2028	244,000	252,540
American Airlines 2016-2 Class AA Pass Through Trust
3.20%, 06/15/2028	1,520,000	1,571,558
American Honda Finance Co.
2.13%, 10/10/2018	352,000	361,410
2.25%, 08/15/2019	739,000	763,054
Arrow Electronics, Inc.
3.00%, 03/01/2018	197,000	199,019
6.88%, 06/01/2018	279,000	300,942
6.00%, 04/01/2020	478,000	532,890
4.50%, 03/01/2023	183,000	193,816
7.50%, 01/15/2027	992,000	1,206,229
Bed Bath & Beyond, Inc.
4.92%, 08/01/2034	1,865,000	1,741,682
Continental Airlines 1997-4 Class A Pass Through Trust
6.90%, 01/02/2018	6,126	6,230
Continental Airlines 1999-2 Class A-1 Pass Through Trust
7.26%, 03/15/2020	30,876	33,037
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022	5,830,559	6,530,227
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/2024	190,987	200,536
CVS Health Co.
2.13%, 06/01/2021	1,527,000	1,545,043
4.00%, 12/05/2023	6,000,000	6,637,770
2.88%, 06/01/2026	617,000	630,619
5.30%, 12/05/2043	3,260,000	4,072,288
CVS Health Corp.
3.50%, 07/20/2022	3,401,000	3,662,289

CVS Pass-Through Trust
5.93%, 01/10/2034 (Acquired 10/28/2013, Cost $728,448) (1)	662,604	768,563
Daimler Finance North America LLC
2.63%, 09/15/2016 (Acquired 10/28/2013, Cost $543,323) (1)	542,000	543,783
2.95%, 01/11/2017 (Acquired 10/28/2013, Cost $1,017,703) (1)	1,011,000	1,020,949
1.38%, 08/01/2017 (Acquired 07/24/2014, Cost $3,295,170) (1)	3,300,000	3,306,402
1.88%, 01/11/2018 (Acquired 10/28/2013 through 12/10/2013, Cost $3,077,568) (1)	3,080,000	3,108,860
2.38%, 08/01/2018 (Acquired 10/28/2013, Cost $195,535) (1)	195,000	199,113
2.00%, 08/03/2018 (Acquired 07/28/2015, Cost $299,572) (1)	300,000	303,852
2.25%, 07/31/2019 (Acquired 11/19/2013 through 11/20/2013, Cost $3,226,216) (1)	3,250,000	3,333,099
2.25%, 03/02/2020 (Acquired 02/23/2015, Cost $3,568,873) (1)	3,575,000	3,641,770
2.88%, 03/10/2021 (Acquired 03/03/2014, Cost $698,989) (1)	700,000	727,959
8.50%, 01/18/2031	155,000	251,965
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 08/10/2022	2,805,474	3,259,961
Delta Air Lines 2010-2 Class A Pass Through Trust
4.95%, 05/23/2019	250,587	264,996
Delta Air Lines 2011-1 Class A Pass Through Trust
5.30%, 04/15/2019	87,577	93,269
Delta Air Lines 2012-1 Class A Pass Through Trust
4.75%, 05/07/2020	296,547	314,340
Ford Motor Co
4.75%, 01/15/2043	7,240,000	7,642,276
Ford Motor Credit Co. LLC
1.46%, 03/27/2017	8,794,000	8,809,583
2.15%, 01/09/2018	386,000	389,380
2.24%, 06/15/2018	942,000	951,269
2.55%, 10/05/2018	1,500,000	1,527,728
3.16%, 08/04/2020	1,300,000	1,347,983
4.13%, 08/04/2025	265,000	284,257
4.39%, 01/08/2026	1,200,000	1,310,629
Gap, Inc./The
5.95%, 04/12/2021	368,000	385,756
General Motors Co
4.88%, 10/02/2023	500,000	531,460
4.00%, 04/01/2025	8,070,000	8,137,853
6.60%, 04/01/2036	1,671,000	1,917,083
6.25%, 10/02/2043	3,016,000	3,352,299
General Motors Financial Co., Inc.
3.20%, 07/13/2020	1,682,000	1,704,137
3.20%, 07/06/2021	5,188,000	5,203,019
3.45%, 04/10/2022	4,820,000	4,817,195
3.70%, 05/09/2023	5,249,000	5,283,145

Home Depot, Inc./The
2.00%, 04/01/2021	147,000	150,996
2.63%, 06/01/2022	347,000	363,196
3.00%, 04/01/2026	148,000	157,373
5.88%, 12/16/2036	5,490,000	7,500,202
4.40%, 03/15/2045	268,000	310,780
4.25%, 04/01/2046	655,000	748,646
Hyundai Capital America
2.40%, 10/30/2018 (Acquired 10/27/2015, Cost $2,716,745) (1)	2,717,000	2,754,948
2.00%, 07/01/2019 (Acquired 06/07/2016, Cost $300,789) (1)	301,000	302,859
2.45%, 06/15/2021 (Acquired 06/07/2016 through 06/30/2016, Cost $11,092,615) (1)	11,085,000	11,140,525
Johnson Controls, Inc.
4.25%, 03/01/2021	344,000	371,018
3.75%, 12/01/2021	475,000	506,714
3.63%, 07/02/2024	161,000	170,227
6.00%, 01/15/2036	107,000	126,887
5.25%, 12/01/2041	722,000	805,762
4.95%, 07/02/2064	1,380,000	1,376,770
Lowe’s Cos, Inc.
3.38%, 09/15/2025	477,000	521,877
5.50%, 10/15/2035	550,000	685,860
7.11%, 05/15/2037	361,000	516,691
5.13%, 11/15/2041	238,000	293,088
4.65%, 04/15/2042	449,000	523,560
Macy’s Retail Holdings, Inc.
7.45%, 07/15/2017	134,000	141,907
2.88%, 02/15/2023	1,371,000	1,304,759
4.38%, 09/01/2023	393,000	408,395
6.90%, 01/15/2032	400,000	428,171
4.50%, 12/15/2034	368,000	326,172
6.38%, 03/15/2037	300,000	303,681
5.13%, 01/15/2042	101,000	89,871
Marriott International, Inc./MD
3.00%, 03/01/2019	7,250,000	7,481,928
McDonald’s Co.
4.70%, 12/09/2035	216,000	243,792
6.30%, 10/15/2037	1,054,000	1,398,598
Newell Rubbermaid, Inc.
3.85%, 04/01/2023	2,577,000	2,733,715
5.50%, 04/01/2046	1,756,000	2,090,562
Nissan Motor Acceptance Co.
1.80%, 03/15/2018 (Acquired 10/28/2013, Cost $721,950) (1)	727,000	733,031
2.65%, 09/26/2018 (Acquired 02/25/2014, Cost $503,740) (1)	500,000	512,884

Nordstrom, Inc.
4.00%, 10/15/2021	398,000	425,596
PACCAR Financial Co.
1.28%, 12/06/2018	3,000,000	3,015,429
Starbucks Co.
4.30%, 06/15/2045	604,000	717,980
Target Co.
3.50%, 07/01/2024	355,000	393,539
Toyota Motor Credit Co.
1.75%, 05/22/2017	516,000	520,031
1.45%, 01/12/2018	193,000	194,407
2.80%, 07/13/2022	640,000	673,200
United Airlines 2016-1 Class A Pass Through Trust
3.45%, 07/07/2028	882,000	904,050
United Airlines 2016-1 Class AA Pass Through Trust
3.10%, 07/07/2028	6,990,000	7,112,325
US Airways 1998-1A Pass Through Trust
6.85%, 01/30/2018	19,448	20,031
Walgreen Co
3.10%, 09/15/2022	1,778,000	1,831,761
4.40%, 09/15/2042	400,000	405,714
Walgreens Boots Alliance Inc
2.60%, 06/01/2021	5,054,000	5,137,320
3.10%, 06/01/2023	463,000	470,715
3.80%, 11/18/2024	670,000	710,169
4.50%, 11/18/2034	1,079,000	1,133,059
4.80%, 11/18/2044	1,603,000	1,720,829
4.65%, 06/01/2046	1,167,000	1,245,503
Wal-Mart Stores, Inc.
3.30%, 04/22/2024	3,820,000	4,186,441
7.55%, 02/15/2030	72,000	109,904
5.25%, 09/01/2035	103,000	135,376
6.20%, 04/15/2038	108,000	152,933
5.00%, 10/25/2040	21,000	26,282
WW Grainger, Inc.
4.60%, 06/15/2045	423,000	502,293

		192,501,459

Consumer, Non-cyclical - 4.23%
AbbVie, Inc.
1.75%, 11/06/2017	866,000	871,126
1.80%, 05/14/2018	7,230,000	7,281,000
2.90%, 11/06/2022	574,000	585,341
3.20%, 11/06/2022	769,000	795,273
2.85%, 05/14/2023	5,543,000	5,596,972
3.60%, 05/14/2025	12,060,000	12,637,300
3.20%, 05/14/2026	368,000	372,084
4.50%, 05/14/2035	2,282,000	2,380,477
4.30%, 05/14/2036	450,000	458,350
Actavis Funding SCS
3.00%, 03/12/2020	3,660,000	3,771,206
3.45%, 03/15/2022	1,198,000	1,244,608
3.80%, 03/15/2025	2,355,000	2,450,378
4.55%, 03/15/2035	5,601,000	5,738,958
4.75%, 03/15/2045	1,020,000	1,068,114
Actavis, Inc.
3.25%, 10/01/2022	271,000	277,936
Aetna, Inc.
2.80%, 06/15/2023	419,000	428,341
3.20%, 06/15/2026	4,700,000	4,840,601
4.25%, 06/15/2036	306,000	316,182
6.75%, 12/15/2037	341,000	462,514
4.50%, 05/15/2042	205,000	217,158
4.75%, 03/15/2044	1,800,000	1,987,628
4.38%, 06/15/2046	5,379,000	5,568,766
Allergan, Inc./United States
3.38%, 09/15/2020	539,000	562,151
2.80%, 03/15/2023	700,000	696,268
Amgen, Inc.
5.70%, 02/01/2019	204,000	226,024
2.13%, 05/01/2020	123,000	124,953
3.88%, 11/15/2021	722,000	787,896
2.70%, 05/01/2022	5,600,000	5,763,867
3.13%, 05/01/2025	525,000	547,958
4.95%, 10/01/2041	464,000	509,897
4.40%, 05/01/2045	380,000	396,593
4.66%, 06/15/2051 (Acquired 10/28/2013 through 06/15/2016, Cost $7,887,010) (1)	8,785,000	9,166,726
Anheuser-Busch Cos LLC
5.50%, 01/15/2018	103,000	109,755
5.75%, 04/01/2036	114,000	140,111
Anheuser-Busch InBev Finance, Inc.
1.90%, 02/01/2019	132,000	134,238
2.65%, 02/01/2021	6,986,000	7,239,305
2.63%, 01/17/2023	160,000	161,893

3.30%, 02/01/2023	4,301,000	4,524,979
3.70%, 02/01/2024	960,000	1,034,453
4.70%, 02/01/2036	9,266,000	10,424,834
4.00%, 01/17/2043	810,000	841,451
4.90%, 02/01/2046	4,364,000	5,111,850
Anthem, Inc.
2.30%, 07/15/2018	289,000	293,259
3.13%, 05/15/2022	484,000	500,795
3.30%, 01/15/2023	271,000	279,961
3.50%, 08/15/2024	694,000	718,827
4.63%, 05/15/2042	400,000	419,855
4.65%, 01/15/2043	391,000	408,326
5.10%, 01/15/2044	1,881,000	2,115,815
4.65%, 08/15/2044	395,000	420,942
BAT International Finance PLC
3.95%, 06/15/2025 (Acquired 06/10/2015, Cost $6,990,606) (1)	7,010,000	7,805,102
Baxalta Inc.
3.60%, 06/23/2022	367,000	378,817
5.25%, 06/23/2045	167,000	181,251
Bayer US Finance LLC
3.38%, 10/08/2024 (Acquired 10/01/2014, Cost $466,974) (1)	471,000	489,827
Baylor Scott & White Holdings
4.19%, 11/15/2045	1,800,000	2,008,492
3.97%, 11/15/2046	3,700,000	3,967,055
Becton Dickinson and Co
5.00%, 05/15/2019	72,000	78,573
2.68%, 12/15/2019	154,000	158,394
3.73%, 12/15/2024	4,267,000	4,598,235
Biogen, Inc.
3.63%, 09/15/2022	673,000	714,488
5.20%, 09/15/2045	366,000	411,858
Brown-Forman Co.
4.50%, 07/15/2045	375,000	428,869
Bunge Ltd. Finance Co.
3.20%, 06/15/2017	4,010,000	4,066,140
8.50%, 06/15/2019	7,456,000	8,718,107
3.50%, 11/24/2020	283,000	296,674
Bunge NA Finance LP
5.90%, 04/01/2017	470,000	485,079
Cardinal Health, Inc.
3.75%, 09/15/2025	412,000	448,447
4.90%, 09/15/2045	315,000	351,317

Cargill, Inc.
6.00%, 11/27/2017 (Acquired 10/28/2013, Cost $168,896) (1)	160,000	170,678
7.35%, 03/06/2019 (Acquired 10/28/2013, Cost $329,808) (1)	294,000	339,730
4.31%, 05/14/2021 (Acquired 10/28/2013, Cost $294,367) (1)	281,000	309,490
3.30%, 03/01/2022 (Acquired 10/28/2013, Cost $793,379) (1)	800,000	845,945
Celgene Co.
3.25%, 08/15/2022	1,220,000	1,260,237
4.00%, 08/15/2023	298,000	321,103
Celgene Corp.
3.63%, 05/15/2024	686,000	714,739
5.00%, 08/15/2045	302,000	332,829
Cigna Co.
3.25%, 04/15/2025	970,000	990,833
5.38%, 02/15/2042	3,040,000	3,600,248
City of Hope
5.62%, 11/15/2043	1,522,000	1,959,619
Cleveland Clinic Foundation/The
4.86%, 01/01/2114	1,612,000	1,799,102
Coca-Cola Co./The
2.55%, 06/01/2026	6,821,000	7,025,159
Coca-Cola Femsa SAB de CV
2.38%, 11/26/2018	9,890,000	10,080,234
ConAgra Foods, Inc.
5.82%, 06/15/2017	644,000	670,061
2.10%, 03/15/2018	189,000	190,766
4.95%, 08/15/2020	93,000	101,741
9.75%, 03/01/2021	1,750,000	2,225,769
7.00%, 10/01/2028	1,250,000	1,562,671
Danaher Co.
2.40%, 09/15/2020	280,000	292,096
Diageo Investment Co.
8.00%, 09/15/2022	516,000	682,577
DP World Ltd.
6.85%, 07/02/2037 (Acquired 07/30/2015, Cost $1,274,811) (1)	1,160,000	1,270,641
Equifax, Inc.
2.30%, 06/01/2021	338,000	342,815
ERAC USA Finance LLC
2.75%, 03/15/2017 (Acquired 10/28/2013, Cost $276,955) (1)	275,000	277,724
6.38%, 10/15/2017 (Acquired 10/28/2013, Cost $43,277) (1)	41,000	43,460
2.80%, 11/01/2018 (Acquired 01/07/2014, Cost $4,920,350) (1)	4,875,000	4,996,236
4.50%, 08/16/2021 (Acquired 10/28/2013, Cost $415,528) (1)	400,000	443,061
6.70%, 06/01/2034 (Acquired 10/28/2013, Cost $578,918) (1)	508,000	673,379
5.63%, 03/15/2042 (Acquired 10/28/2013, Cost $368,715) (1)	357,000	433,110
4.50%, 02/15/2045 (Acquired 02/10/2015, Cost $296,620) (1)	300,000	317,186

Express Scripts Holding Co
2.65%, 02/15/2017	7,518,000	7,597,969
4.75%, 11/15/2021	4,000,000	4,487,152
3.00%, 07/15/2023	178,000	178,255
3.50%, 06/15/2024	897,000	926,418
4.50%, 02/25/2026	455,000	500,129
4.80%, 07/15/2046	2,940,000	2,938,062
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/2043	526,000	546,657
Forest Laboratories LLC
4.38%, 02/01/2019 (Acquired 08/13/2014, Cost $5,341,126) (1)	5,100,000	5,379,189
5.00%, 12/15/2021 (Acquired 08/04/2014 through 01/12/2015, Cost $5,074,996) (1)	4,738,000	5,303,040
Gilead Sciences, Inc.
3.25%, 09/01/2022	431,000	459,032
3.70%, 04/01/2024	900,000	974,986
3.65%, 03/01/2026	374,000	406,919
4.60%, 09/01/2035	4,558,000	5,064,471
5.65%, 12/01/2041	2,910,000	3,630,903
GlaxoSmithKline Capital PLC
2.85%, 05/08/2022	320,000	336,766
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/2038	217,000	310,716
Grupo Bimbo SAB de CV
3.88%, 06/27/2024 (Acquired 06/27/2014, Cost $3,004,102) (1)	3,000,000	3,120,597
Heineken NV
1.40%, 10/01/2017 (Acquired 10/28/2013, Cost $297,866) (1)	299,000	300,383
Humana, Inc.
7.20%, 06/15/2018	215,000	238,079
JM Smucker Co./The
3.00%, 03/15/2022	4,750,000	4,988,317
Johnson & Johnson
4.38%, 12/05/2033	1,070,000	1,289,286
3.55%, 03/01/2036	300,000	330,916
4.50%, 12/05/2043	2,780,000	3,479,195
3.70%, 03/01/2046	1,505,000	1,695,673
Kellogg Co
1.75%, 05/17/2017	262,000	263,847
3.25%, 05/21/2018	234,000	242,775
Kimberly-Clark Co.
7.50%, 11/01/2018	52,000	59,471
2.40%, 03/01/2022	140,000	145,451

Kraft Foods Group, Inc.
6.13%, 08/23/2018	531,000	582,333
5.38%, 02/10/2020	138,000	155,484
3.50%, 06/06/2022	768,000	816,887
6.88%, 01/26/2039	1,645,000	2,246,185
6.50%, 02/09/2040	310,000	409,626
5.00%, 06/04/2042	505,000	580,198
Kraft Heinz Foods Co
1.60%, 06/30/2017 (Acquired 07/27/2015 through 09/29/2015, Cost $6,646,187) (1)	6,640,000	6,661,580
2.00%, 07/02/2018 (Acquired 06/29/2016, Cost $1,703,782) (1)	1,682,000	1,704,976
2.80%, 07/02/2020 (Acquired 06/23/2015, Cost $3,768,044) (1)	3,775,000	3,920,466
3.95%, 07/15/2025 (Acquired 06/23/2015 through 06/24/2015, Cost $1,476,814) (1)	1,478,000	1,607,760
3.00%, 06/01/2026 (Acquired 05/10/2016, Cost $3,609,267) (1)	3,625,000	3,663,798
5.00%, 07/15/2035 (Acquired 06/23/2015, Cost $2,065,808) (1)	2,085,000	2,392,608
4.38%, 06/01/2046 (Acquired 05/10/2016, Cost $5,492,628) (1)	5,510,000	5,831,139
Kroger Co./The
6.40%, 08/15/2017	62,000	65,587
6.15%, 01/15/2020	206,000	237,152
4.00%, 02/01/2024	63,000	69,892
7.50%, 04/01/2031	1,417,000	1,983,230
5.40%, 07/15/2040	95,000	114,394
5.00%, 04/15/2042	1,434,000	1,655,329
Laboratory Co. of America Holdings
4.63%, 11/15/2020	6,630,000	7,231,023
3.20%, 02/01/2022	1,127,000	1,165,889
Massachusetts Institute of Technology
4.68%, 07/01/2114	1,645,000	1,962,110
Mead Johnson Nutrition Co
4.13%, 11/15/2025	891,000	972,334
Medtronic, Inc.
3.15%, 03/15/2022	815,000	869,852
3.50%, 03/15/2025	13,000,000	14,178,424
4.38%, 03/15/2035	3,718,000	4,192,621
4.63%, 03/15/2045	1,183,000	1,392,082
Merck & Co., Inc.
2.40%, 09/15/2022	376,000	387,129
2.80%, 05/18/2023	361,000	379,037
4.15%, 05/18/2043	4,000,000	4,507,812
3.70%, 02/10/2045	70,000	73,578
Molson Coors Brewing Co
3.00%, 07/15/2026	581,000	580,744
4.20%, 07/15/2046	3,235,000	3,251,175

Mondelez International, Inc.
2.25%, 02/01/2019	6,550,000	6,692,823
4.00%, 02/01/2024	1,590,000	1,739,635
Mylan NV
3.15%, 06/15/2021 (Acquired 05/31/2016 through 06/08/2016, Cost $9,980,829) (1)	9,988,000	10,142,854
3.95%, 06/15/2026 (Acquired 05/31/2016, Cost $527,929) (1)	532,000	538,160
5.25%, 06/15/2046 (Acquired 05/31/2016 through 06/08/2016, Cost $1,884,818) (1)	1,884,000	1,978,368
MYLAN NV
2.50%, 06/07/2019 (Acquired 05/31/2016, Cost $4,889,624) (1)	4,895,000	4,959,996
Mylan, Inc.
2.55%, 03/28/2019	600,000	607,373
3.13%, 01/15/2023 (Acquired 06/01/2016, Cost $223,451) (1)	230,000	228,422
New York and Presbyterian Hospital/The
3.56%, 08/01/2036	1,260,000	1,317,772
4.02%, 08/01/2045	125,000	136,293
4.76%, 08/01/2116	1,785,000	1,886,076
Novartis Capital Co.
2.40%, 09/21/2022	6,440,000	6,686,794
3.40%, 05/06/2024	922,000	1,008,264
PepsiCo., Inc.
7.90%, 11/01/2018	24,000	27,759
3.00%, 08/25/2021	258,000	274,512
3.10%, 07/17/2022	593,000	631,404
4.88%, 11/01/2040	82,000	97,785
4.60%, 07/17/2045	196,000	232,195
Perrigo Co. PLC
2.30%, 11/08/2018	4,223,000	4,259,356
Pfizer, Inc.
1.95%, 06/03/2021	16,708,000	16,925,438
3.00%, 06/15/2023	449,000	479,049
5.80%, 08/12/2023	4,000,000	4,917,296
Procter & Gamble - Esop
9.36%, 01/01/2021	149,463	180,745
Procter & Gamble Co./The
5.50%, 02/01/2034	103,000	137,954
Quest Diagnostics, Inc.
3.50%, 03/30/2025	4,820,000	4,979,378
3.45%, 06/01/2026	223,000	230,549
Reynolds American, Inc.
2.30%, 06/12/2018	7,430,000	7,550,232
4.00%, 06/12/2022	4,590,000	4,988,991

Roche Holdings, Inc.
3.35%, 09/30/2024 (Acquired 11/13/2014, Cost $790,041) (1)	780,000	846,596
RR Donnelley & Sons Co
8.60%, 08/15/2016	269,000	271,018
6.13%, 01/15/2017	11,000	11,137
7.63%, 06/15/2020	107,000	112,083
SABMiller Holdings, Inc.
2.20%, 08/01/2018 (Acquired 12/17/2013, Cost $5,098,288) (1)	5,080,000	5,163,414
3.75%, 01/15/2022 (Acquired 10/28/2013 through 05/18/2015, Cost $1,479,713) (1)	1,441,000	1,545,285
4.95%, 01/15/2042 (Acquired 06/28/2016, Cost $3,170,439) (1)	2,735,000	3,175,067
Stryker Co.
3.50%, 03/15/2026	213,000	226,083
Sysco Co.
3.75%, 10/01/2025	277,000	296,522
Texas Health Resources
4.33%, 11/15/2055	1,000,000	1,125,961
Thermo Fisher Scientific, Inc.
3.00%, 04/15/2023	227,000	231,162
Tyson Foods, Inc.
4.50%, 06/15/2022	2,485,000	2,768,844
3.95%, 08/15/2024	1,451,000	1,568,859
4.88%, 08/15/2034	400,000	446,477
UnitedHealth Group, Inc.
1.70%, 02/15/2019	291,000	294,181
3.38%, 11/15/2021	685,000	739,406
3.35%, 07/15/2022	334,000	357,742
2.75%, 02/15/2023	186,000	191,222
2.88%, 03/15/2023	310,000	322,777
3.10%, 03/15/2026	550,000	577,066
4.63%, 07/15/2035	427,000	496,195
6.63%, 11/15/2037	562,000	794,910
4.38%, 03/15/2042	5,170,000	5,742,743
Ventas Realty LP
3.75%, 05/01/2024	382,000	399,459
Wesleyan University
4.78%, 07/01/2116	2,338,000	2,510,236
Wm Wrigley Jr Co
2.90%, 10/21/2019 (Acquired 12/10/2013, Cost $4,975,321) (1)	4,960,000	5,154,333
Wyeth LLC
6.45%, 02/01/2024	82,000	105,373
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	3,790,000	3,836,329
3.55%, 04/01/2025	6,000,000	6,187,086

Zoetis, Inc.
3.45%, 11/13/2020	150,000	154,871
3.25%, 02/01/2023	1,000,000	1,019,157
4.50%, 11/13/2025	336,000	370,733
4.70%, 02/01/2043	300,000	297,449

		455,085,596

Diversified - 0.08%
Hutchison Whampoa International 09 Ltd.
7.63%, 04/09/2019 (Acquired 10/28/2013, Cost $682,865) (1)	612,000	706,190
Hutchison Whampoa International 09/19 Ltd.
5.75%, 09/11/2019 (Acquired 12/03/2013, Cost $6,680,368) (1)	6,175,000	6,927,072
Hutchison Whampoa International 12 II Ltd.
3.25%, 11/08/2022 (Acquired 10/28/2013, Cost $426,877) (1)	450,000	474,535
MUFG Americas Holdings Co.
2.25%, 02/10/2020	360,000	362,629

		8,470,426

Energy - 3.66%
Alberta Energy Co. Ltd.
7.38%, 11/01/2031	274,000	289,754
Anadarko Finance Co
7.50%, 05/01/2031	206,000	246,783
Anadarko Holding Co
7.15%, 05/15/2028	170,000	188,149
Anadarko Petroleum Co.
8.70%, 03/15/2019	664,000	757,240
6.95%, 06/15/2019	3,896,000	4,317,364
6.45%, 09/15/2036	2,685,000	3,068,542
0.00%, 10/10/2036	4,000,000	1,511,160
4.50%, 07/15/2044	1,577,000	1,449,312
Anadarko Petroleum Corp.
6.38%, 09/15/2017	92,000	96,836
4.85%, 03/15/2021	1,167,000	1,237,859
6.60%, 03/15/2046	1,500,000	1,812,361
ANR Pipeline Co
9.63%, 11/01/2021	337,000	442,216
Apache Co.
6.90%, 09/15/2018	258,000	282,585
3.25%, 04/15/2022	99,000	101,428
5.10%, 09/01/2040	600,000	625,255
4.75%, 04/15/2043	416,000	427,952

Boardwalk Pipelines LP
4.95%, 12/15/2024	257,000	252,889
5.95%, 06/01/2026	254,000	266,930
BP Capital Markets PLC
1.38%, 11/06/2017	229,000	229,803
2.24%, 05/10/2019	400,000	410,758
3.06%, 03/17/2022	757,000	782,277
3.25%, 05/06/2022	262,000	275,635
2.75%, 05/10/2023	262,000	264,744
3.81%, 02/10/2024	4,633,000	4,965,483
3.54%, 11/04/2024	700,000	737,947
3.51%, 03/17/2025	45,000	47,394
3.12%, 05/04/2026	7,946,000	8,083,577
Buckeye Partners LP
2.65%, 11/15/2018	2,900,000	2,921,391
4.88%, 02/01/2021	704,000	739,653
4.15%, 07/01/2023	348,000	350,353
4.35%, 10/15/2024	390,000	386,372
5.85%, 11/15/2043	591,000	574,885
Burlington Resources Finance Co
7.40%, 12/01/2031	53,000	69,233
Burlington Resources, Inc.
8.20%, 03/15/2025	206,000	269,195
Cameron International Co.
3.60%, 04/30/2022	5,900,000	6,058,710
Canadian Natural Resources Ltd.
1.75%, 01/15/2018	687,000	680,987
5.90%, 02/01/2018	1,961,000	2,071,738
3.45%, 11/15/2021	4,028,000	4,027,235
7.20%, 01/15/2032	41,000	45,560
6.45%, 06/30/2033	675,000	737,132
6.50%, 02/15/2037	118,000	128,816
6.25%, 03/15/2038	478,000	520,221
6.75%, 02/01/2039	1,415,000	1,584,423
Cenovus Energy, Inc.
3.00%, 08/15/2022	1,884,000	1,720,054
6.75%, 11/15/2039	468,000	491,716
4.45%, 09/15/2042	310,000	247,869
CenterPoint Energy Resources Co.
4.50%, 01/15/2021	158,000	171,462
Chevron Co.
2.36%, 12/05/2022	315,000	320,374
2.57%, 05/16/2023	2,000,000	2,042,884

Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP
1.70%, 05/01/2018 (Acquired 07/13/2015 through 07/28/2015, Cost $2,226,728) (1)	2,230,000	2,224,875
CNOOC Finance 2013 Ltd.
3.00%, 05/09/2023	2,200,000	2,185,297
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/2020	1,583,000	1,597,731
CNOOC Finance 2015 USA LLC
3.50%, 05/05/2025	670,000	678,740
CNOOC Nexen Finance 2014 ULC
1.63%, 04/30/2017	1,000,000	1,001,635
4.25%, 04/30/2024	1,165,000	1,234,643
Conoco Funding Co.
2.20%, 05/15/2020	328,000	331,248
3.35%, 11/15/2024	598,000	616,036
7.25%, 10/15/2031	54,000	68,819
ConocoPhillips
5.20%, 05/15/2018	155,000	165,900
5.75%, 02/01/2019	206,000	226,633
6.00%, 01/15/2020	150,000	170,617
6.50%, 02/01/2039	150,000	192,960
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/2016	126,000	127,541
ConocoPhillips Holding Co
6.95%, 04/15/2029	400,000	497,378
DCP Midstream LLC
9.75%, 03/15/2019 (Acquired 10/28/2013 through 12/09/2013, Cost $5,681,775) (1)	4,960,000	5,431,200
Devon Energy Co.
1.19%, 12/15/2016	4,000,000	3,975,164
3.25%, 05/15/2022	896,000	869,047
7.95%, 04/15/2032	2,500,000	2,865,695
5.60%, 07/15/2041	1,000,000	964,500
4.75%, 05/15/2042	323,000	289,660
5.00%, 06/15/2045	685,000	639,419
Devon Energy Corp.
2.25%, 12/15/2018	3,000,000	2,978,844
6.30%, 01/15/2019	1,174,000	1,271,847
5.85%, 12/15/2025	4,649,000	5,130,585
Diamond Offshore Drilling, Inc.
5.70%, 10/15/2039	500,000	378,993
4.88%, 11/01/2043	767,000	546,776

Ecopetrol SA
5.88%, 09/18/2023	395,000	406,850
4.13%, 01/16/2025	383,000	346,500
5.38%, 06/26/2026	537,000	522,233
Enbridge Energy Partners LP
4.38%, 10/15/2020	6,575,000	6,748,534
Encana Co.
6.50%, 05/15/2019	240,000	254,400
6.50%, 08/15/2034	118,000	118,288
Energy Transfer Partners LP
9.70%, 03/15/2019	107,000	121,144
3.60%, 02/01/2023	716,000	686,353
4.75%, 01/15/2026	682,000	703,961
6.63%, 10/15/2036	1,240,000	1,299,469
5.15%, 03/15/2045	140,000	127,294
Eni SpA
5.70%, 10/01/2040 (Acquired 10/28/2013, Cost $546,968) (1)	557,000	583,267
EnLink Midstream Partners LP
4.15%, 06/01/2025	1,129,000	1,040,982
5.05%, 04/01/2045	378,000	309,048
Ensco PLC
4.70%, 03/15/2021	500,000	415,460
5.20%, 03/15/2025	422,000	293,290
5.75%, 10/01/2044	333,000	199,800
Enterprise Products Operating LLC
4.05%, 02/15/2022	400,000	431,684
3.35%, 03/15/2023	1,017,000	1,044,404
3.90%, 02/15/2024	3,000,000	3,176,364
3.75%, 02/15/2025	515,000	537,381
3.70%, 02/15/2026	304,000	318,300
6.65%, 10/15/2034	672,000	799,554
5.75%, 03/01/2035	1,075,000	1,186,801
5.95%, 02/01/2041	201,000	235,653
4.85%, 08/15/2042	4,000,000	4,259,852
4.90%, 05/15/2046	199,000	214,534
4.95%, 10/15/2054	177,000	179,004
EOG Resources, Inc.
6.88%, 10/01/2018	186,000	206,617
4.10%, 02/01/2021	547,000	594,693
2.63%, 03/15/2023	249,000	248,132
5.10%, 01/15/2036	784,000	895,114
EQT Midstream Partners LP
4.00%, 08/01/2024	2,000,000	1,921,778

Exxon Mobil Co.
2.73%, 03/01/2023	1,338,000	1,397,600
4.11%, 03/01/2046	716,000	805,854
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
6.75%, 02/01/2022	649,000	636,223
Gazprom OAO Via Gaz Capital SA
6.51%, 03/07/2022 (Acquired 05/16/2016 through 05/18/2016, Cost $1,243,724) (1)	1,140,000	1,245,678
4.95%, 07/19/2022 (Acquired 06/07/2016, Cost $623,626) (1)	610,000	631,814
Gulf South Pipeline Co. LP
4.00%, 06/15/2022	2,000,000	1,916,224
Halliburton Co
6.15%, 09/15/2019	77,000	87,478
3.50%, 08/01/2023	1,032,000	1,070,868
3.80%, 11/15/2025	2,500,000	2,598,698
6.70%, 09/15/2038	350,000	440,852
7.45%, 09/15/2039	521,000	721,763
7.60%, 08/15/2096 (Acquired 10/28/2013, Cost $350,974) (1)	258,000	334,844
Helmerich & Payne International Drilling Co
4.65%, 03/15/2025	4,710,000	5,027,770
Hess Corp.
7.88%, 10/01/2029	173,000	206,158
Husky Energy, Inc.
6.20%, 09/15/2017	3,630,000	3,763,362
6.15%, 06/15/2019	119,000	128,192
Kerr-McGee Co.
6.95%, 07/01/2024	127,000	146,899
7.88%, 09/15/2031	1,191,000	1,419,864
Kinder Morgan Energy Partners LP
9.00%, 02/01/2019	454,000	517,000
5.00%, 10/01/2021	4,875,000	5,163,161
7.30%, 08/15/2033	1,650,000	1,797,305
6.95%, 01/15/2038	242,000	267,657
6.50%, 09/01/2039	107,000	111,966
7.50%, 11/15/2040	483,000	546,757
Kinder Morgan, Inc./DE
5.30%, 12/01/2034	2,218,000	2,168,945
5.05%, 02/15/2046	2,641,000	2,511,918
Korea National Oil Co.
3.13%, 04/03/2017 (Acquired 11/26/2014, Cost $202,294) (1)	200,000	202,642
Magellan Midstream Partners LP
6.55%, 07/15/2019	206,000	232,622
4.25%, 02/01/2021	502,000	543,314
3.20%, 03/15/2025	386,000	383,230
5.15%, 10/15/2043	941,000	1,004,680

Marathon Oil Co.
6.00%, 10/01/2017	289,000	299,419
5.90%, 03/15/2018	291,000	301,865
2.80%, 11/01/2022	700,000	634,935
6.60%, 10/01/2037	410,000	414,680
Marathon Petroleum Co.
3.63%, 09/15/2024	1,241,000	1,219,201
Murphy Oil Co.
4.00%, 06/01/2022	537,000	476,398
Nabors Industries, Inc.
2.35%, 09/15/2016	5,000,000	4,992,275
6.15%, 02/15/2018	118,000	121,386
5.00%, 09/15/2020	595,000	559,900
4.63%, 09/15/2021	1,195,000	1,093,267
National Oilwell Varco, Inc.
1.35%, 12/01/2017	162,000	160,828
Nexen Energy ULC
6.40%, 05/15/2037	408,000	505,342
7.50%, 07/30/2039	4,000,000	5,407,772
Noble Energy, Inc.
8.25%, 03/01/2019	5,115,000	5,858,276
5.63%, 05/01/2021	355,000	369,838
4.15%, 12/15/2021	550,000	578,376
5.25%, 11/15/2043	2,675,000	2,759,460
5.05%, 11/15/2044	386,000	388,961
Noble Holding International Ltd.
5.00%, 03/16/2018	158,000	155,630
3.95%, 03/15/2022	90,000	62,662
6.05%, 03/01/2041	500,000	300,000
5.25%, 03/15/2042	64,000	36,480
7.95%, 04/01/2045	254,000	178,435
Occidental Petroleum Co.
2.70%, 02/15/2023	100,000	101,709
3.50%, 06/15/2025	455,000	481,039
3.40%, 04/15/2026	246,000	259,589
4.63%, 06/15/2045	158,000	176,316
Oleoducto Central SA
4.00%, 05/07/2021 (Acquired 04/30/2014, Cost $223,887) (1)	225,000	219,825

ONEOK Partners LP
6.15%, 10/01/2016	365,000	368,583
3.20%, 09/15/2018	1,815,000	1,836,617
8.63%, 03/01/2019	353,000	399,918
3.38%, 10/01/2022	485,000	474,586
4.90%, 03/15/2025	2,500,000	2,622,842
6.65%, 10/01/2036	1,050,000	1,099,491
6.20%, 09/15/2043	2,500,000	2,657,557
Petrobras Global Finance BV
3.50%, 02/06/2017	537,000	537,000
3.02%, 03/17/2017	1,050,000	1,050,514
7.88%, 03/15/2019	206,000	212,695
Petro-Canada
6.05%, 05/15/2018	263,000	282,849
5.95%, 05/15/2035	350,000	412,599
6.80%, 05/15/2038	330,000	434,282
Petrofac Ltd.
3.40%, 10/10/2018 (Acquired 10/28/2013 through 11/14/2013, Cost $5,072,241) (1)	5,029,000	5,028,985
Petroleos Mexicanos
5.75%, 03/01/2018	301,000	314,744
5.50%, 02/04/2019 (Acquired 01/28/2016 through 04/20/2016, Cost $3,634,046) (1)	3,525,000	3,710,062
5.50%, 01/21/2021	2,920,000	3,094,879
6.38%, 02/04/2021 (Acquired 01/28/2016, Cost $448,000) (1)	448,000	487,110
4.88%, 01/24/2022	6,000,000	6,133,500
4.88%, 01/18/2024	363,000	368,173
4.25%, 01/15/2025	306,000	294,678
4.50%, 01/23/2026	1,193,000	1,148,143
6.88%, 08/04/2026 (Acquired 01/28/2016, Cost $537,032) (1)	538,000	601,484
6.63%, 06/15/2035	647,000	667,057
6.38%, 01/23/2045	3,002,000	3,017,010
5.63%, 01/23/2046	4,108,000	3,744,442
Phillips 66
2.95%, 05/01/2017	241,000	244,530
4.30%, 04/01/2022	5,736,000	6,265,593
5.88%, 05/01/2042	3,000,000	3,604,620
Phillips 66 Partners LP
2.65%, 02/15/2020	3,650,000	3,670,261
Pioneer Natural Resources Co
5.88%, 07/15/2016	211,000	211,287
Plains All American Pipeline LP / PAA Finance Co.
2.60%, 12/15/2019	5,094,000	4,962,672
3.60%, 11/01/2024	1,050,000	986,494
4.65%, 10/15/2025	1,950,000	1,969,728
6.65%, 01/15/2037	817,000	849,182
4.90%, 02/15/2045	2,568,000	2,297,043

QEP Resources, Inc.
6.80%, 03/01/2020	107,000	107,803
Regency Energy Partners LP / Regency Energy Finance Co.
4.50%, 11/01/2023	4,825,000	4,712,066
Regency Energy Partners LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	5,000,000	5,309,840
Reliance Holding USA, Inc.
5.40%, 02/14/2022 (Acquired 11/20/2013, Cost $1,772,473) (1)	1,750,000	1,959,729
Rockies Express Pipeline LLC
5.63%, 04/15/2020 (Acquired 10/28/2013, Cost $192,609) (1)	215,000	215,538
Schlumberger Holdings Co.
3.63%, 12/21/2022 (Acquired 12/10/2015, Cost $9,087,538) (1)	9,099,000	9,626,624
Schlumberger Investment SA
3.30%, 09/14/2021 (Acquired 10/28/2013, Cost $339,180) (1)	337,000	357,165
3.65%, 12/01/2023	3,754,000	4,031,424
Shell International Finance BV
4.30%, 09/22/2019	310,000	337,641
4.38%, 03/25/2020	885,000	972,752
2.13%, 05/11/2020	699,000	713,481
1.88%, 05/10/2021	7,775,000	7,823,858
3.25%, 05/11/2025	7,025,000	7,373,440
2.88%, 05/10/2026	2,296,000	2,333,960
4.13%, 05/11/2035	625,000	674,373
6.38%, 12/15/2038	619,000	841,366
4.00%, 05/10/2046	6,045,000	6,169,950
Sinopec Group Overseas Development 2012 Ltd.
3.90%, 05/17/2022 (Acquired 06/22/2015, Cost $613,388) (1)	600,000	634,900
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/2023 (Acquired 10/28/2013, Cost $475,926) (1)	475,000	512,755
Sinopec Group Overseas Development 2014 Ltd.
1.75%, 04/10/2017 (Acquired 04/02/2014 through 06/22/2015, Cost $4,397,051) (1)	4,400,000	4,414,353
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/2020 (Acquired 04/21/2015, Cost $8,970,376) (1)	9,000,000	9,097,875
Sinopec Group Overseas Development 2016 Ltd.
3.50%, 05/03/2026 (Acquired 04/25/2016, Cost $1,983,545) (1)	2,000,000	2,045,346
Southern Natural Gas Co. LLC
5.90%, 04/01/2017 (Acquired 10/28/2013, Cost $154,578) (1)	150,000	153,991
Spectra Energy Capital LLC
8.00%, 10/01/2019	515,000	591,227
5.65%, 03/01/2020	253,000	271,130
3.30%, 03/15/2023	467,000	448,876
7.50%, 09/15/2038	1,457,000	1,669,121

Spectra Energy Partners LP
2.95%, 09/25/2018	306,000	311,868
3.50%, 03/15/2025	787,000	805,493
5.95%, 09/25/2043	207,000	244,889
4.50%, 03/15/2045	3,000,000	3,051,468
Statoil ASA
1.20%, 01/17/2018	221,000	221,353
1.15%, 05/15/2018	304,000	304,272
5.25%, 04/15/2019	382,000	420,660
3.15%, 01/23/2022	237,000	248,855
2.45%, 01/17/2023	280,000	283,584
2.65%, 01/15/2024	663,000	669,440
3.25%, 11/10/2024	508,000	536,723
4.25%, 11/23/2041	193,000	203,292
Suncor Energy, Inc.
6.10%, 06/01/2018	2,333,000	2,522,801
3.60%, 12/01/2024	677,000	714,049
5.95%, 12/01/2034	248,000	292,794
6.85%, 06/01/2039	93,000	123,696
Sunoco Logistics Partners Operations LP
5.50%, 02/15/2020	410,000	441,782
4.25%, 04/01/2024	833,000	841,781
5.95%, 12/01/2025	200,000	224,674
4.95%, 01/15/2043	1,482,000	1,371,179
5.30%, 04/01/2044	200,000	196,899
5.35%, 05/15/2045	633,000	627,651
Talisman Energy, Inc.
7.75%, 06/01/2019	129,000	141,611
TC PipeLines LP
4.38%, 03/13/2025	3,500,000	3,447,367
Texas Eastern Transmission LP
2.80%, 10/15/2022 (Acquired 10/28/2013, Cost $672,284) (1)	714,000	699,913
Tosco Co.
7.80%, 01/01/2027	392,000	496,705
8.13%, 02/15/2030	361,000	478,605
Total Capital Canada Ltd.
2.75%, 07/15/2023	350,000	359,868
Total Capital International SA
1.50%, 02/17/2017	218,000	218,660
1.55%, 06/28/2017	581,000	584,026
2.75%, 06/19/2021	900,000	935,672
2.70%, 01/25/2023	144,000	148,161
3.75%, 04/10/2024	229,000	252,165

TransCanada PipeLines Ltd.
1.63%, 11/09/2017	7,038,000	7,054,969
1.88%, 01/12/2018	205,000	205,983
6.50%, 08/15/2018	196,000	214,889
7.13%, 01/15/2019	273,000	307,267
4.88%, 01/15/2026	5,792,000	6,617,632
6.20%, 10/15/2037	573,000	701,882
7.25%, 08/15/2038	217,000	293,776
Transocean, Inc.
6.50%, 11/15/2020	200,000	177,740
8.13%, 12/15/2021	697,000	588,965
5.05%, 10/15/2022	287,000	203,053
7.50%, 04/15/2031	52,000	34,060
9.10%, 12/15/2041	153,000	104,040
Ultramar Diamond Shamrock Co.
7.20%, 10/15/2017	1,800,000	1,894,455
Union Electric Co
3.65%, 04/15/2045	1,370,000	1,418,706
Valero Energy Co.
6.63%, 06/15/2037	5,000,000	5,469,555
Western Gas Partners LP
4.65%, 07/01/2026	414,000	413,155
5.45%, 04/01/2044	680,000	649,899
WESTERN GAS PARTNERS LP
Williams Cos, Inc./The
5.75%, 06/24/2044	2,500,000	2,131,250
Williams Partners LP
5.25%, 03/15/2020	3,425,000	3,523,972
4.30%, 03/04/2024	2,500,000	2,352,833
6.30%, 04/15/2040	333,000	316,034
4.90%, 01/15/2045	1,946,000	1,654,096
Woodside Finance Ltd.
3.65%, 03/05/2025 (Acquired 02/26/2015, Cost $3,298,287) (1)	3,300,000	3,224,994

		394,003,174

Financials - 13.51%
ABN AMRO Bank NV
1.80%, 06/04/2018 (Acquired 05/28/2015, Cost $1,593,369) (1)	1,594,000	1,605,788
2.50%, 10/30/2018 (Acquired 10/28/2013 through 11/07/2014, Cost $6,557,357) (1)	6,542,000	6,693,853
2.45%, 06/04/2020 (Acquired 05/28/2015, Cost $1,996,500) (1)	2,000,000	2,045,156
4.75%, 07/28/2025 (Acquired 07/21/2015, Cost $230,427) (1)	231,000	239,796
4.80%, 04/18/2026 (Acquired 04/11/2016, Cost $399,319) (1)	400,000	416,471

ACE INA Holdings, Inc.
2.30%, 11/03/2020	7,000,000	7,191,170
2.88%, 11/03/2022	312,000	326,408
2.70%, 03/13/2023	300,000	308,419
3.15%, 03/15/2025	3,409,000	3,561,239
3.35%, 05/03/2026	2,070,000	2,204,784
4.35%, 11/03/2045	305,000	351,137
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust
3.95%, 02/01/2022	438,000	438,000
AIA Group Ltd.
2.25%, 03/11/2019 (Acquired 04/15/2016, Cost $1,280,952) (1)	1,270,000	1,286,296
3.20%, 03/11/2025 (Acquired 03/04/2015 through 09/29/2015, Cost $9,280,904) (1)	9,545,000	9,734,020
4.50%, 03/16/2046 (Acquired 03/09/2016 through 05/20/2016, Cost $1,554,713) (1)	1,565,000	1,698,274
AIG Global Funding
1.65%, 12/15/2017 (Acquired 12/08/2014, Cost $452,791) (1)	453,000	454,982
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (Acquired 10/28/2013, Cost $1,169,884) (1)	955,000	1,243,156
Air Lease Co.
3.88%, 04/01/2021	400,000	412,000
Allstate Co./The
3.15%, 06/15/2023	420,000	446,698
Ally Financial, Inc.
2.75%, 01/30/2017	5,000,000	5,037,500
8.00%, 12/31/2018	43,000	46,977
3.50%, 01/27/2019	1,000,000	993,750
American Express Centurion Bank
6.00%, 09/13/2017	506,000	533,079
American Express Co
7.00%, 03/19/2018	284,000	310,222
American Express Credit Co.
1.80%, 07/31/2018	456,000	460,043
1.88%, 11/05/2018	831,000	839,841
2.13%, 03/18/2019	637,000	650,120
2.25%, 08/15/2019	500,000	510,409
2.38%, 05/26/2020	644,000	658,960
American Express Credit Corp
2.25%, 05/05/2021	620,000	631,203
American Honda Finance Co.
2.13%, 02/28/2017 (Acquired 10/28/2013, Cost $426,626) (1)	425,000	428,789
1.60%, 02/16/2018 (Acquired 10/28/2013, Cost $300,707) (1)	302,000	304,895

American International Group, Inc.
6.40%, 12/15/2020	5,100,000	5,998,482
4.88%, 06/01/2022	3,500,000	3,899,028
4.13%, 02/15/2024	879,000	927,669
3.75%, 07/10/2025	444,000	452,741
3.90%, 04/01/2026	3,034,000	3,128,209
3.88%, 01/15/2035	376,000	360,207
4.80%, 07/10/2045	1,244,000	1,261,792
8.18%, 05/15/2058	107,000	134,492
American Tower Corp.
3.50%, 01/31/2023	341,000	352,900
3.38%, 10/15/2026	911,000	916,231
American Tower Trust I
1.55%, 03/15/2018 (Acquired 10/28/2013, Cost $388,879) (1)	396,000	396,846
3.07%, 03/15/2023 (Acquired 12/05/2014 through 05/20/2015, Cost $2,880,335) (1)	2,900,000	2,978,508
Ameriprise Financial, Inc.
7.30%, 06/28/2019	215,000	249,244
4.00%, 10/15/2023	650,000	703,862
Ameritech Capital Funding Co.
6.45%, 01/15/2018	321,000	343,519
AmSouth Bancorp
6.75%, 11/01/2025	527,000	606,227
ANZ New Zealand Int’l Ltd./London
1.75%, 03/29/2018 (Acquired 03/24/2015, Cost $2,436,811) (1)	2,437,000	2,447,379
2.60%, 09/23/2019 (Acquired 09/16/2014, Cost $3,648,402) (1)	3,650,000	3,734,709
2.85%, 08/06/2020 (Acquired 07/30/2015, Cost $249,828) (1)	250,000	257,842
Aon Co.
6.25%, 09/30/2040	172,000	218,840
Aon PLC
4.00%, 11/27/2023	5,000,000	5,343,765
3.50%, 06/14/2024	815,000	839,184
3.88%, 12/15/2025	500,000	527,628
Australia & New Zealand Banking Group Ltd.
2.40%, 11/23/2016 (Acquired 10/28/2013, Cost $1,033,338) (1)	1,028,000	1,033,941
4.88%, 01/12/2021 (Acquired 10/28/2013, Cost $317,224) (1)	296,000	333,981
4.40%, 05/19/2026 (Acquired 05/12/2016, Cost $225,892) (1)	226,000	231,726
Australia & New Zealand Banking Group Ltd./New York NY
1.45%, 05/15/2018	640,000	642,680
AvalonBay Communities, Inc.
2.85%, 03/15/2023	600,000	609,737
AXIS Specialty Finance PLC
2.65%, 04/01/2019	2,890,000	2,921,232
BAC Capital Trust VI
5.63%, 03/08/2035	43,000	46,704

Bank Nederlandse Gemeenten NV
2.63%, 04/28/2021 (Acquired 01/25/2016, Cost $6,537,700) (1)	6,350,000	6,719,125
2.38%, 03/16/2026 (Acquired 03/08/2016, Cost $5,070,712) (1)	5,090,000	5,341,090
Bank of America Co.
5.75%, 12/01/2017	480,000	508,052
6.88%, 04/25/2018	1,513,000	1,651,822
5.65%, 05/01/2018	825,000	884,110
1.95%, 05/12/2018	500,000	502,940
6.88%, 11/15/2018	1,500,000	1,669,535
2.60%, 01/15/2019	978,000	1,000,757
2.65%, 04/01/2019	710,000	727,984
7.63%, 06/01/2019	360,000	416,828
2.25%, 04/21/2020	1,440,000	1,448,176
5.63%, 07/01/2020	2,625,000	2,953,487
5.88%, 01/05/2021	15,340,000	17,599,275
2.63%, 04/19/2021	2,500,000	2,538,190
5.00%, 05/13/2021	1,830,000	2,049,556
4.10%, 07/24/2023	217,000	232,571
4.13%, 01/22/2024	1,600,000	1,723,683
4.00%, 01/22/2025	654,000	667,297
3.95%, 04/21/2025	5,201,000	5,288,096
6.11%, 01/29/2037	3,580,000	4,232,781
7.75%, 05/14/2038	137,000	193,010
Bank of America Corp.
6.40%, 08/28/2017	2,293,000	2,419,491
2.00%, 01/11/2018	2,408,000	2,424,545
2.63%, 10/19/2020	2,885,000	2,931,264
3.30%, 01/11/2023	5,843,000	6,015,538
4.00%, 04/01/2024	2,390,000	2,551,913
4.20%, 08/26/2024	5,765,000	5,961,990
3.88%, 08/01/2025	621,000	660,960
4.45%, 03/03/2026	11,302,000	11,827,068
3.50%, 04/19/2026	7,522,000	7,781,050
4.25%, 10/22/2026	544,000	564,475
Bank of America NA
5.30%, 03/15/2017	5,191,000	5,329,615
2.05%, 12/07/2018	11,922,000	12,092,795
Bank of Montreal
1.40%, 09/11/2017	201,000	202,019
2.38%, 01/25/2019	215,000	220,719
2.55%, 11/06/2022	878,000	907,792

Bank of New York Mellon Co./The
4.60%, 01/15/2020	387,000	427,244
2.60%, 08/17/2020	663,000	687,626
2.45%, 11/27/2020	247,000	254,154
3.55%, 09/23/2021	355,000	384,397
3.65%, 02/04/2024	93,000	101,760
3.25%, 09/11/2024	650,000	692,162
3.00%, 02/24/2025	5,360,000	5,622,067
2.80%, 05/04/2026	305,000	316,530
Bank of New York Mellon Corp./The
2.50%, 04/15/2021	215,000	222,811
Bank of Nova Scotia/The
1.45%, 04/25/2018	867,000	870,087
1.70%, 06/11/2018	2,825,000	2,851,018
1.85%, 04/14/2020	1,900,000	1,925,175
Bank of Tokyo-Mitsubishi UFJ Ltd./The
2.35%, 02/23/2017 (Acquired 10/28/2013, Cost $984,821) (1)	980,000	987,530
2.15%, 09/14/2018 (Acquired 09/08/2015, Cost $349,925) (1)	350,000	353,701
2.30%, 03/10/2019 (Acquired 03/04/2014 through 06/26/2015, Cost $5,520,002) (1)	5,525,000	5,625,179
2.35%, 09/08/2019 (Acquired 09/02/2014, Cost $339,926) (1)	340,000	347,707
4.10%, 09/09/2023 (Acquired 10/28/2013, Cost $244,676) (1)	239,000	265,271
3.75%, 03/10/2024 (Acquired 03/04/2014, Cost $3,209,175) (1)	3,215,000	3,497,615
BanPonce Trust I
8.33%, 02/01/2027	234,000	219,828
Banque Federative du Credit Mutuel SA
1.70%, 01/20/2017 (Acquired 01/14/2014, Cost $1,649,521) (1)	1,650,000	1,654,237
Barclays Bank PLC
5.00%, 09/22/2016	114,000	114,966
2.25%, 05/10/2017 (Acquired 10/28/2013, Cost $277,558) (1)	275,000	277,797
6.05%, 12/04/2017 (Acquired 10/28/2013, Cost $399,317) (1)	382,000	400,048
Barclays PLC
2.00%, 03/16/2018	2,915,000	2,892,552
3.25%, 01/12/2021	1,743,000	1,736,894
3.65%, 03/16/2025	2,522,000	2,425,077
4.38%, 01/12/2026	3,514,000	3,548,086
5.25%, 08/17/2045	413,000	431,929
BB&T Co.
1.60%, 08/15/2017	384,000	386,081
6.85%, 04/30/2019	170,000	195,106
5.25%, 11/01/2019	284,000	314,692
2.63%, 06/29/2020	1,100,000	1,136,385
Bear Stearns Cos LLC/The
7.25%, 02/01/2018	4,806,000	5,238,997

Berkshire Hathaway Finance Co.
3.00%, 05/15/2022	268,000	286,357
5.75%, 01/15/2040	134,000	178,033
4.30%, 05/15/2043	322,000	359,232
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042	1,524,000	1,711,892
Berkshire Hathaway, Inc.
3.75%, 08/15/2021	605,000	667,633
3.40%, 01/31/2022	1,798,000	1,940,833
2.75%, 03/15/2023	2,727,000	2,818,693
3.13%, 03/15/2026	11,860,000	12,442,207
BlackRock, Inc.
5.00%, 12/10/2019	484,000	542,052
4.25%, 05/24/2021	475,000	532,952
3.38%, 06/01/2022	493,000	535,701
3.50%, 03/18/2024	405,000	439,556
Blackstone Holdings Finance Co. LLC
5.88%, 03/15/2021 (Acquired 10/28/2013, Cost $1,572,177) (1)	1,445,000	1,693,359
4.45%, 07/15/2045 (Acquired 04/22/2015 through 04/23/2015, Cost $168,872) (1)	170,000	171,689
BNP Paribas SA
2.38%, 05/21/2020	1,390,000	1,416,646
3.25%, 03/03/2023	430,000	447,345
4.38%, 09/28/2025 (Acquired 09/21/2015, Cost $1,783,949) (1)	1,800,000	1,826,145
BNZ International Funding Ltd./London
2.35%, 03/04/2019 (Acquired 02/25/2014, Cost $515,894) (1)	516,000	523,957
Boston Properties LP
3.65%, 02/01/2026	557,000	593,903
BPCE SA
1.48%, 02/10/2017	306,000	307,054
1.63%, 01/26/2018	1,300,000	1,304,865
2.50%, 12/10/2018	2,500,000	2,563,570
2.50%, 07/15/2019	1,000,000	1,023,858
5.70%, 10/22/2023 (Acquired 10/28/2013 through 11/04/2013, Cost $3,730,786) (1)	3,645,000	3,909,488
4.63%, 07/11/2024 (Acquired 04/13/2016, Cost $778,140) (1)	800,000	802,124
5.15%, 07/21/2024 (Acquired 05/16/2016, Cost $1,541,659) (1)	1,500,000	1,561,560
4.88%, 04/01/2026 (Acquired 03/29/2016, Cost $594,087) (1)	600,000	615,877
Branch Banking & Trust Co
5.63%, 09/15/2016	480,000	484,576
0.95%, 05/23/2017	2,500,000	2,496,943
Brixmor Operating Partnership LP
4.13%, 06/15/2026	4,982,000	5,115,393

Caisse Centrale Desjardins
1.30%, 01/29/2018 (Acquired 01/26/2015, Cost $7,000,000) (1)	7,000,000	6,981,275
Capital One Bank USA NA
2.15%, 11/21/2018	5,000,000	5,035,365
3.38%, 02/15/2023	2,164,000	2,214,324
Capital One Financial Co.
2.45%, 04/24/2019	353,000	359,258
4.75%, 07/15/2021	6,800,000	7,555,609
3.50%, 06/15/2023	1,200,000	1,241,098
3.75%, 04/24/2024	2,580,000	2,692,823
3.20%, 02/05/2025	350,000	353,433
4.20%, 10/29/2025	1,240,000	1,275,391
Capital One NA/Mclean VA
1.31%, 02/05/2018	3,000,000	2,997,651
1.65%, 02/05/2018	7,202,000	7,208,064
2.40%, 09/05/2019	500,000	508,170
2.95%, 07/23/2021	4,120,000	4,234,239
CDP Financial, Inc.
4.40%, 11/25/2019 (Acquired 10/28/2013, Cost $331,362) (1)	310,000	341,160
Charles Schwab Co./The
3.23%, 09/01/2022	165,000	175,680
Chubb Co./The
5.75%, 05/15/2018	117,000	126,924
CIT Group, Inc.
6.63%, 04/01/2018 (Acquired 11/22/2013, Cost $1,371,591) (1)	1,300,000	1,374,750
Citigroup, Inc.
1.70%, 04/27/2018	1,500,000	1,502,405
1.75%, 05/01/2018	800,000	803,517
2.15%, 07/30/2018	658,000	666,020
2.05%, 12/07/2018	3,600,000	3,628,609
2.40%, 02/18/2020	2,500,000	2,525,803
2.70%, 03/30/2021	7,818,000	7,968,536
4.50%, 01/14/2022	10,000,000	11,054,750
3.50%, 05/15/2023	5,000,000	5,103,310
3.75%, 06/16/2024	4,000,000	4,211,796
4.40%, 06/10/2025	11,257,000	11,749,933
5.50%, 09/13/2025	494,000	554,002
3.70%, 01/12/2026	10,200,000	10,742,895
3.40%, 05/01/2026	1,000,000	1,026,201
4.30%, 11/20/2026	1,570,000	1,618,365
6.63%, 01/15/2028	387,000	490,826
8.13%, 07/15/2039	164,000	255,920
5.88%, 01/30/2042	212,000	268,516
4.65%, 07/30/2045	222,000	244,134
4.75%, 05/18/2046	1,200,000	1,202,324

Citizens Bank NA/Providence RI
2.45%, 12/04/2019	8,000,000	8,106,080
Citizens Financial Group, Inc.
4.30%, 12/03/2025	343,000	361,202
CME Group, Inc./IL
3.00%, 09/15/2022	1,135,000	1,204,979
3.00%, 03/15/2025	838,000	875,784
5.30%, 09/15/2043	115,000	147,025
CNA Financial Co.
7.35%, 11/15/2019	700,000	808,331
7.25%, 11/15/2023	7,470,000	9,104,070
3.95%, 05/15/2024	303,000	320,191
4.50%, 03/01/2026	221,000	235,349
Comerica Bank
2.50%, 06/02/2020	8,000,000	8,234,488
Comerica, Inc.
3.80%, 07/22/2026	984,000	1,001,705
Commonwealth Bank of Australia
2.25%, 03/16/2017 (Acquired 10/28/2013, Cost $841,806) (1)	836,000	843,751
4.50%, 12/09/2025 (Acquired 12/02/2015, Cost $776,462) (1)	778,000	814,176
Commonwealth Bank of Australia/New York NY
2.05%, 03/15/2019	2,750,000	2,788,371
Compass Bank
2.75%, 09/29/2019	5,000,000	4,937,805
3.88%, 04/10/2025	5,840,000	5,606,826
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.38%, 01/19/2017	258,000	261,336
3.88%, 02/08/2022	5,323,000	5,783,615
4.38%, 08/04/2025	316,000	330,228
5.80%, 09/30/2110 (Acquired 10/28/2013, Cost $375,764) (1)	361,000	437,149
Cooperatieve Rabobank UA
4.63%, 12/01/2023	400,000	421,967
Credit Agricole SA
1.48%, 10/03/2016 (Acquired 10/28/2013 through 08/25/2014, Cost $750,702) (1)	750,000	751,047
6.64%, 05/29/2049 (Acquired 10/28/2013, Cost $104,234) (1)	107,000	105,395
Credit Agricole SA/London
2.38%, 07/01/2021 (Acquired 04/20/2016, Cost $3,756,345) (1)	3,773,000	3,815,801

Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/2020	541,000	534,175
3.45%, 04/16/2021 (Acquired 06/03/2016, Cost $2,026,802) (1)	2,000,000	2,017,574
3.80%, 09/15/2022	4,113,000	4,131,323
3.80%, 06/09/2023 (Acquired 06/07/2016, Cost $2,991,482) (1)	3,000,000	2,994,051
4.55%, 04/17/2026 (Acquired 04/13/2016, Cost $2,192,482) (1)	2,193,000	2,280,988
4.88%, 05/15/2045	250,000	249,117
Credit Suisse/New York NY
1.75%, 01/29/2018	375,000	375,312
2.30%, 05/28/2019	413,000	418,546
5.30%, 08/13/2019	169,000	186,528
3.00%, 10/29/2021	1,265,000	1,295,890
3.63%, 09/09/2024	560,000	578,683
Crown Castle International Corp.
4.88%, 04/15/2022	650,000	713,830
Dai-ichi Life Insurance Co. Ltd./The
5.10%, 10/29/2049 (Acquired 10/23/2014, Cost $250,000) (1)	250,000	273,125
Deutsche Bank AG
2.95%, 08/20/2020	439,000	435,187
3.13%, 01/13/2021	2,000,000	1,997,676
3.38%, 05/12/2021	701,000	703,488
4.10%, 01/13/2026	850,000	844,564
Deutsche Bank AG/London
6.00%, 09/01/2017	901,000	940,077
1.88%, 02/13/2018	2,429,000	2,413,792
2.50%, 02/13/2019	6,000,000	6,016,620
3.70%, 05/30/2024	3,610,000	3,590,077
Discover Bank/Greenwood DE
3.10%, 06/04/2020	8,000,000	8,183,208
3.20%, 08/09/2021	1,600,000	1,628,003
4.20%, 08/08/2023	6,711,000	7,096,386
Discover Financial Services
3.75%, 03/04/2025	2,920,000	2,943,045
Duke Realty LP
4.38%, 06/15/2022	344,000	373,829
3.25%, 06/30/2026	203,000	205,927
Equity Commonwealth
6.65%, 01/15/2018	401,000	418,672
5.88%, 09/15/2020	1,393,000	1,546,864
ERP Operating LP
2.38%, 07/01/2019	646,000	661,720
4.63%, 12/15/2021	260,000	293,631
3.00%, 04/15/2023	200,000	205,428
Essex Portfolio LP
5.20%, 03/15/2021	4,115,000	4,608,652

Fifth Third Bancorp
5.45%, 01/15/2017	150,000	153,392
2.88%, 07/27/2020	3,007,000	3,133,775
Fifth Third Bank/Cincinnati OH
2.38%, 04/25/2019	1,100,000	1,127,881
2.25%, 06/14/2021	2,831,000	2,876,961
First Tennessee Bank NA
2.95%, 12/01/2019	5,000,000	5,022,795
FMR LLC
4.95%, 02/01/2033 (Acquired 10/28/2013, Cost $247,446) (1)	250,000	277,974
6.45%, 11/15/2039 (Acquired 10/28/2013, Cost $297,957) (1)	258,000	336,911
Ford Motor Credit Co. LLC
3.00%, 06/12/2017	905,000	917,870
6.63%, 08/15/2017	3,473,000	3,665,897
1.68%, 09/08/2017	944,000	946,090
1.72%, 12/06/2017	2,000,000	2,004,282
2.38%, 03/12/2019	2,672,000	2,709,478
2.60%, 11/04/2019	1,800,000	1,841,544
4.25%, 09/20/2022	397,000	428,182
GE Capital International Funding Co.
2.34%, 11/15/2020 (Acquired 10/28/2013 through 01/06/2015, Cost $11,298,483) (1)	11,841,000	12,239,343
3.37%, 11/15/2025 (Acquired 10/28/2013 through 07/15/2015, Cost $2,651,804) (1)	2,789,000	3,044,804
4.42%, 11/15/2035 (Acquired 10/28/2013 through 04/26/2016, Cost $14,594,512) (1)	15,450,000	17,331,455
General Electric Capital Co.
0.80%, 02/15/2017	361,000	361,203
5.40%, 02/15/2017	155,000	159,285
2.30%, 04/27/2017	790,000	797,887
1.60%, 11/20/2017	328,000	330,931
6.00%, 08/07/2019	157,000	179,847
2.10%, 12/11/2019	152,000	156,812
5.50%, 01/08/2020	581,000	664,146
2.20%, 01/09/2020	161,000	166,021
5.55%, 05/04/2020	191,000	219,980
4.38%, 09/16/2020	426,000	474,500
4.63%, 01/07/2021	2,348,000	2,662,785
5.30%, 02/11/2021	184,000	213,496
3.15%, 09/07/2022	554,000	594,623
3.10%, 01/09/2023	516,000	551,272
6.75%, 03/15/2032	274,000	384,721
5.88%, 01/14/2038	196,000	265,238
6.88%, 01/10/2039	2,782,000	4,201,716

Genworth Holdings, Inc.
4.90%, 08/15/2023	161,000	121,152
Goldman Sachs Capital I
6.35%, 02/15/2034	127,000	149,418
Goldman Sachs Group, Inc./The
5.95%, 01/18/2018	1,711,000	1,822,708
6.15%, 04/01/2018	1,466,000	1,580,273
2.63%, 01/31/2019	263,000	269,172
7.50%, 02/15/2019	3,617,000	4,133,417
2.55%, 10/23/2019	1,000,000	1,023,155
5.38%, 03/15/2020	2,985,000	3,323,018
2.60%, 04/23/2020	1,328,000	1,350,217
6.00%, 06/15/2020	1,514,000	1,727,674
2.75%, 09/15/2020	396,000	404,253
5.25%, 07/27/2021	694,000	784,100
5.75%, 01/24/2022	17,947,000	20,850,555
3.63%, 01/22/2023	4,815,000	5,052,538
3.85%, 07/08/2024	723,000	766,932
3.50%, 01/23/2025	6,509,000	6,691,102
3.75%, 05/22/2025	288,000	300,920
3.75%, 02/25/2026	7,581,000	7,954,198
6.75%, 10/01/2037	4,938,000	6,094,381
5.15%, 05/22/2045	128,000	133,386
Great-West Life & Annuity Insurance Capital LP II
3.16%, 05/16/2046 (Acquired 10/28/2013, Cost $301,000) (1)	301,000	265,632
Guardian Life Insurance Co. of America/The
7.38%, 09/30/2039 (Acquired 12/03/2015, Cost $5,297,478) (1)	4,083,000	5,615,007
Hartford Financial Services Group, Inc./The
6.00%, 01/15/2019	4,591,000	5,039,316
5.13%, 04/15/2022	5,500,000	6,255,887
8.13%, 06/15/2038	236,000	252,520
HCP, Inc.
2.63%, 02/01/2020	474,000	477,836
4.20%, 03/01/2024	241,000	248,318
3.88%, 08/15/2024	1,507,000	1,516,009
3.40%, 02/01/2025	662,000	640,405
Highmark, Inc.
4.75%, 05/15/2021 (Acquired 10/28/2013 through 07/30/2014, Cost $3,331,149) (1)	3,322,000	3,401,515
HSBC Bank PLC
1.50%, 05/15/2018 (Acquired 10/28/2013, Cost $937,015) (1)	944,000	939,368
4.13%, 08/12/2020 (Acquired 10/28/2013, Cost $641,769) (1)	615,000	662,057
4.75%, 01/19/2021 (Acquired 10/28/2013 through 10/29/2014, Cost $1,477,258) (1)	1,382,000	1,523,721

HSBC Finance Co.
6.68%, 01/15/2021	2,500,000	2,796,045
7.35%, 11/27/2032	32,000	39,233
HSBC Holdings PLC
3.40%, 03/08/2021	4,961,000	5,112,464
4.00%, 03/30/2022	1,494,000	1,570,608
3.60%, 05/25/2023	2,901,000	2,965,156
4.25%, 03/14/2024	1,795,000	1,817,840
4.25%, 08/18/2025	587,000	592,606
3.90%, 05/25/2026	7,116,000	7,344,324
6.50%, 09/15/2037	226,000	273,037
6.10%, 01/14/2042	743,000	961,683
HSBC USA, Inc.
1.63%, 01/16/2018	769,000	767,630
2.35%, 03/05/2020	1,256,000	1,255,691
2.75%, 08/07/2020	247,000	248,965
5.00%, 09/27/2020	3,000,000	3,223,617
9.13%, 05/15/2021	75,000	93,037
Huntington Bancshares, Inc./OH
3.15%, 03/14/2021	225,000	233,105
Huntington National Bank/The
2.00%, 06/30/2018	440,000	444,368
2.20%, 11/06/2018	3,328,000	3,368,741
2.88%, 08/20/2020	4,534,000	4,663,124
Hyundai Capital Services, Inc.
4.38%, 07/27/2016 (Acquired 10/28/2013 through 02/05/2014, Cost $2,371,687) (1)	2,367,000	2,371,239
3.50%, 09/13/2017 (Acquired 10/28/2013 through 09/30/2014, Cost $4,744,748) (1)	4,650,000	4,763,460
Industrial & Commercial Bank of China Ltd./New York
2.35%, 11/13/2017	676,000	682,125
ING Bank NV
3.75%, 03/07/2017 (Acquired 10/28/2013, Cost $1,385,767) (1)	1,369,000	1,392,643
2.00%, 11/26/2018 (Acquired 11/17/2015 through 06/08/2016, Cost $7,957,163) (1)	7,946,000	8,030,569
2.50%, 10/01/2019 (Acquired 09/23/2014, Cost $1,145,685) (1)	1,150,000	1,173,395
2.45%, 03/16/2020 (Acquired 03/10/2015, Cost $1,997,182) (1)	2,000,000	2,040,500
5.80%, 09/25/2023 (Acquired 01/14/2014, Cost $5,013,764) (1)	4,800,000	5,276,107
Intercontinental Exchange, Inc.
2.50%, 10/15/2018	243,000	249,803
4.00%, 10/15/2023	578,000	627,310
Invesco Finance PLC
4.00%, 01/30/2024	2,889,000	3,162,051
3.75%, 01/15/2026	4,249,000	4,563,388

Jackson National Life Global Funding
4.70%, 06/01/2018 (Acquired 10/28/2013, Cost $318,981) (1)	310,000	328,597
1.88%, 10/15/2018 (Acquired 10/07/2015, Cost $224,910) (1)	225,000	227,690
3.05%, 04/29/2026 (Acquired 04/25/2016, Cost $471,047) (1)	473,000	479,599
Jefferies Group LLC
5.13%, 04/13/2018	1,534,000	1,604,487
6.88%, 04/15/2021	1,385,000	1,573,083
5.13%, 01/20/2023	2,600,000	2,731,680
6.45%, 06/08/2027	578,000	642,392
6.25%, 01/15/2036	155,000	158,475
John Deere Capital Co.
2.25%, 04/17/2019	5,000,000	5,138,240
1.70%, 01/15/2020	123,000	123,959
3.15%, 10/15/2021	257,000	275,556
2.80%, 01/27/2023	373,000	389,968
John Hancock Life Insurance Co
7.38%, 02/15/2024 (Acquired 10/28/2013, Cost $860,048) (1)	731,000	902,855
JPMorgan Chase & Co
2.20%, 10/22/2019	2,000,000	2,032,918
2.25%, 01/23/2020	8,174,000	8,283,573
4.25%, 10/15/2020	64,000	69,763
2.40%, 06/07/2021	11,692,000	11,852,624
4.35%, 08/15/2021	10,000,000	11,002,570
3.38%, 05/01/2023	3,800,000	3,874,761
3.13%, 01/23/2025	4,000,000	4,088,472
3.30%, 04/01/2026	7,100,000	7,351,049
3.20%, 06/15/2026	6,587,000	6,773,880
5.60%, 07/15/2041	494,000	626,794
4.95%, 06/01/2045	5,575,000	6,125,397
Kemper Co.
6.00%, 05/15/2017	5,000,000	5,176,270
KeyBank NA/Cleveland OH
3.18%, 05/22/2022	567,000	582,778
KeyCo.
5.10%, 03/24/2021	211,000	237,383
KeyCorp.
2.90%, 09/15/2020	280,000	289,628
KFW
2.75%, 10/01/2020	8,095,000	8,623,887
Korea Development Bank/The
1.26%, 01/22/2017	5,125,000	5,125,015
LeasePlan Co. NV
2.88%, 01/22/2019 (Acquired 10/14/2015, Cost $724,628) (1)	725,000	725,345

LeasePlan Corp. NV
2.50%, 05/16/2018 (Acquired 10/28/2013 through 10/20/2014, Cost $9,216,997) (1)	9,206,000	9,209,609
Legg Mason, Inc.
3.95%, 07/15/2024	820,000	829,286
4.75%, 03/15/2026	267,000	281,691
Liberty Mutual Group, Inc.
5.00%, 06/01/2021 (Acquired 10/28/2013, Cost $368,720) (1)	351,000	387,621
4.25%, 06/15/2023 (Acquired 10/28/2013, Cost $319,607) (1)	322,000	342,171
6.50%, 03/15/2035 (Acquired 11/19/2013 through 04/28/2016, Cost $5,002,901) (1)	4,500,000	5,523,714
10.75%, 06/15/2058 (Acquired 10/28/2013, Cost $402,120) (1)	269,000	390,050
Liberty Mutual Insurance Co
8.50%, 05/15/2025 (Acquired 07/01/2014, Cost $880,835) (1)	700,000	877,268
7.70%, 10/15/2097 (Acquired 10/28/2013, Cost $106,314) (1)	100,000	127,775
Lincoln National Co.
8.75%, 07/01/2019	5,000,000	5,914,595
4.85%, 06/24/2021	168,000	185,787
4.20%, 03/15/2022	705,000	756,251
7.00%, 06/15/2040	6,200,000	7,988,688
6.05%, 04/20/2067	121,000	80,767
Lloyds Bank PLC
1.75%, 03/16/2018	1,106,000	1,103,125
1.75%, 05/14/2018	3,200,000	3,190,998
2.00%, 08/17/2018	300,000	299,664
2.30%, 11/27/2018	1,075,000	1,081,052
5.80%, 01/13/2020 (Acquired 10/28/2013, Cost $187,459) (1)	172,000	192,427
2.40%, 03/17/2020	5,000,000	5,043,590
3.50%, 05/14/2025	7,735,000	7,951,665
LLOYDS BANKING GROUP PLC
3.10%, 07/06/2021	350,000	349,741
Mack-Cali Realty LP
2.50%, 12/15/2017	5,050,000	5,065,665
Macquarie Bank Ltd.
1.60%, 10/27/2017 (Acquired 10/22/2014 through 03/18/2016, Cost $2,821,682) (1)	2,829,000	2,832,055
2.60%, 06/24/2019 (Acquired 06/16/2014 through 03/16/2016, Cost $1,093,631) (1)	1,093,000	1,114,802
2.40%, 01/21/2020 (Acquired 01/14/2015, Cost $1,597,454) (1)	1,600,000	1,615,437
2.85%, 07/29/2020 (Acquired 07/23/2015, Cost $399,541) (1)	400,000	410,079
4.00%, 07/29/2025 (Acquired 07/23/2015, Cost $499,321) (1)	500,000	525,837
Macquarie Group Ltd.
3.00%, 12/03/2018 (Acquired 11/25/2013, Cost $5,984,890) (1)	6,000,000	6,162,090
6.00%, 01/14/2020 (Acquired 10/28/2013, Cost $504,228) (1)	475,000	529,569
6.25%, 01/14/2021 (Acquired 10/28/2013 through 09/19/2014, Cost $1,191,998) (1)	1,111,000	1,269,907
Manufacturers & Traders Trust Co
6.63%, 12/04/2017	464,000	495,111

Manulife Financial Co.
4.90%, 09/17/2020	225,000	249,594
Markel Co.
7.13%, 09/30/2019	3,780,000	4,345,927
5.00%, 04/05/2046	1,265,000	1,336,203
Marsh & McLennan Cos, Inc.
2.30%, 04/01/2017	269,000	271,384
2.35%, 03/06/2020	3,769,000	3,845,771
4.80%, 07/15/2021	5,000,000	5,545,075
3.50%, 03/10/2025	580,000	602,964
Massachusetts Mutual Life Insurance Co
7.63%, 11/15/2023 (Acquired 10/30/2014, Cost $678,930) (1)	550,000	684,066
8.88%, 06/01/2039 (Acquired 10/28/2013 through 04/26/2016, Cost $8,382,074) (1)	5,848,000	8,755,667
5.38%, 12/01/2041 (Acquired 10/28/2013, Cost $212,746) (1)	203,000	235,863
MassMutual Global Funding II
2.50%, 10/17/2022 (Acquired 10/28/2013, Cost $365,223) (1)	386,000	391,281
MBIA Insurance Co.
11.89%, 01/15/2033 (Acquired 10/28/2013, Cost $63,107) (1)	86,000	31,820
MetLife, Inc.
6.82%, 08/15/2018	84,000	93,782
7.72%, 02/15/2019	118,000	136,862
4.37%, 09/15/2023	6,787,000	7,516,616
6.50%, 12/15/2032	56,000	72,096
4.88%, 11/13/2043	3,000,000	3,318,363
Metropolitan Life Global Funding I
1.30%, 04/10/2017 (Acquired 07/29/2015 through 09/29/2015, Cost $12,064,706) (1)	12,050,000	12,087,716
1.50%, 01/10/2018 (Acquired 10/28/2013 through 11/05/2014, Cost $1,387,322) (1)	1,392,000	1,400,023
3.65%, 06/14/2018 (Acquired 10/28/2013, Cost $1,413,996) (1)	1,373,000	1,435,001
2.30%, 04/10/2019 (Acquired 03/10/2016, Cost $226,159) (1)	225,000	230,249
3.88%, 04/11/2022 (Acquired 10/28/2013, Cost $1,511,738) (1)	1,480,000	1,610,092
3.00%, 01/10/2023 (Acquired 07/14/2015, Cost $399,511) (1)	407,000	417,420
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/2021	330,000	341,829
Mizuho Bank Ltd
1.85%, 03/21/2018 (Acquired 10/28/2013, Cost $373,866) (1)	376,000	378,668
1.80%, 03/26/2018 (Acquired 03/19/2015, Cost $604,536) (1)	605,000	608,628
2.65%, 09/25/2019 (Acquired 09/18/2014, Cost $2,996,452) (1)	3,000,000	3,082,464
2.40%, 03/26/2020 (Acquired 03/19/2015, Cost $4,995,222) (1)	5,000,000	5,098,910
3.60%, 09/25/2024 (Acquired 09/18/2014, Cost $1,247,961) (1)	1,250,000	1,343,440

Morgan Stanley
5.95%, 12/28/2017	110,000	116,974
6.63%, 04/01/2018	994,000	1,077,650
7.30%, 05/13/2019	2,257,000	2,593,203
2.38%, 07/23/2019	450,000	457,425
5.63%, 09/23/2019	2,302,000	2,554,087
2.65%, 01/27/2020	750,000	762,429
2.80%, 06/16/2020	1,282,000	1,312,868
5.50%, 07/24/2020	360,000	403,997
5.75%, 01/25/2021	12,049,000	13,738,944
2.50%, 04/21/2021	2,000,000	2,021,138
5.50%, 07/28/2021	2,692,000	3,074,259
3.75%, 02/25/2023	600,000	635,593
4.10%, 05/22/2023	3,460,000	3,597,594
3.88%, 04/29/2024	1,350,000	1,445,684
3.70%, 10/23/2024	1,167,000	1,221,295
4.00%, 07/23/2025	5,916,000	6,337,858
5.00%, 11/24/2025	4,306,000	4,713,128
4.35%, 09/08/2026	430,000	450,065
3.95%, 04/23/2027	7,343,000	7,406,715
6.38%, 07/24/2042	2,000,000	2,699,492
4.30%, 01/27/2045	459,000	482,346
Murray Street Investment Trust I
4.65%, 03/09/2017	258,000	263,797
National Australia Bank Ltd.
3.00%, 07/27/2016 (Acquired 10/28/2013, Cost $722,957) (1)	722,000	723,056
1.12%, 12/02/2016 (Acquired 11/21/2013, Cost $5,000,000) (1)	5,000,000	5,004,695
2.00%, 06/20/2017 (Acquired 10/28/2013, Cost $2,077,805) (1)	2,064,000	2,082,205
National City Bank/Cleveland OH
5.80%, 06/07/2017	1,013,000	1,053,902
National Rural Utilities Cooperative Finance Co.
10.38%, 11/01/2018	3,522,000	4,255,640
8.00%, 03/01/2032	791,000	1,185,332
Nationwide Financial Services, Inc.
5.38%, 03/25/2021 (Acquired 02/05/2015, Cost $2,228,213) (1)	2,000,000	2,234,066
Nationwide Mutual Insurance Co
8.25%, 12/01/2031 (Acquired 02/13/2014, Cost $378,299) (1)	300,000	419,358
9.38%, 08/15/2039 (Acquired 10/28/2013 through 10/06/2015, Cost $9,553,320) (1)	6,433,000	9,785,281
Navient Co.
5.63%, 08/01/2033	54,000	37,935
New York Life Global Funding
2.10%, 01/02/2019 (Acquired 12/05/2013, Cost $8,144,048) (1)	8,150,000	8,329,952
2.15%, 06/18/2019 (Acquired 06/11/2014 through 06/10/2015, Cost $1,911,983) (1)	1,912,000	1,958,615
Nippon Life Insurance Co
5.10%, 10/16/2044 (Acquired 10/09/2014, Cost $5,020,000) (1)	5,020,000	5,402,102

Nomura Holdings, Inc.
2.00%, 09/13/2016	6,972,000	6,984,034
6.70%, 03/04/2020	5,300,000	6,154,105
Nordea Bank AB
3.13%, 03/20/2017 (Acquired 10/28/2013, Cost $590,531) (1)	584,000	592,489
1.63%, 05/15/2018 (Acquired 10/28/2013, Cost $256,237) (1)	258,000	259,585
1.88%, 09/17/2018 (Acquired 09/09/2015, Cost $4,825,016) (1)	4,835,000	4,884,240
2.50%, 09/17/2020 (Acquired 09/09/2015, Cost $449,089) (1)	450,000	461,463
4.25%, 09/21/2022 (Acquired 12/03/2015, Cost $655,507) (1)	640,000	676,484
Northern Trust Co.
3.95%, 10/30/2025	6,915,000	7,723,972
Pacific Life Global Funding
5.00%, 05/15/2017 (Acquired 10/28/2013, Cost $419,046) (1)	413,000	424,236
Pacific Life Insurance Co
9.25%, 06/15/2039 (Acquired 10/28/2013, Cost $730,217) (1)	526,000	797,927
Pemex Finance Ltd.
10.61%, 08/15/2017	100,625	105,989
People’s United Bank NA
4.00%, 07/15/2024	1,220,000	1,245,821
PNC Bank NA
2.95%, 01/30/2023	6,500,000	6,621,322
4.20%, 11/01/2025	322,000	362,015
PNC Financial Services Group, Inc./The
2.85%, 11/09/2022	575,000	596,269
3.90%, 04/29/2024	2,090,000	2,243,211
PNC Funding Co.
2.70%, 09/19/2016	133,000	133,306
5.63%, 02/01/2017	127,000	130,138
6.70%, 06/10/2019	423,000	485,022
5.13%, 02/08/2020	588,000	657,903
4.38%, 08/11/2020	468,000	512,649
Pricoa Global Funding I
1.90%, 09/21/2018 (Acquired 09/14/2015, Cost $1,914,371) (1)	1,915,000	1,943,848
Principal Financial Group, Inc.
8.88%, 05/15/2019	810,000	961,160
3.13%, 05/15/2023	380,000	385,012
3.40%, 05/15/2025	7,000,000	7,170,947
Principal Life Global Funding II
3.00%, 04/18/2026 (Acquired 04/11/2016, Cost $1,994,773) (1)	2,000,000	2,040,958

Private Export Funding Co.
1.88%, 07/15/2018	975,000	994,880
4.38%, 03/15/2019	970,000	1,057,059
2.80%, 05/15/2022	1,200,000	1,286,383
3.55%, 01/15/2024	2,489,000	2,780,641
3.25%, 06/15/2025	2,730,000	3,026,817
Prologis LP
4.25%, 08/15/2023	295,000	326,774
3.75%, 11/01/2025	177,000	188,745
Protective Life Co.
7.38%, 10/15/2019	854,000	991,078
Protective Life Global Funding
2.70%, 11/25/2020 (Acquired 11/19/2015, Cost $4,996,098) (1)	5,000,000	5,170,180
Prudential Financial, Inc.
2.35%, 08/15/2019	650,000	662,113
6.63%, 06/21/2040	4,195,000	5,418,627
Prudential Insurance Co. of America/The
8.30%, 07/01/2025 (Acquired 10/28/2013 through 08/06/2015, Cost $2,141,777) (1)	1,691,000	2,255,207
Realty Income Co.
3.25%, 10/15/2022	1,490,000	1,528,210
Realty Income Corp.
2.00%, 01/31/2018	4,700,000	4,739,090
Regions Bank/Birmingham AL
7.50%, 05/15/2018	2,787,000	3,056,489
2.25%, 09/14/2018	1,400,000	1,409,321
Regions Financial Co.
3.20%, 02/08/2021	5,643,000	5,808,910
Reliance Standard Life Global Funding II
2.15%, 10/15/2018 (Acquired 10/13/2015, Cost $3,997,771) (1)	4,000,000	4,037,352
2.38%, 05/04/2020 (Acquired 04/27/2015, Cost $5,985,791) (1)	6,000,000	6,023,850
3.05%, 01/20/2021 (Acquired 01/12/2016, Cost $527,444) (1)	528,000	545,697
Royal Bank of Canada
1.20%, 09/19/2017	727,000	728,578
2.20%, 07/27/2018	155,000	158,044
2.00%, 10/01/2018	1,231,000	1,248,117
1.88%, 02/05/2020	1,100,000	1,114,555
Santander Bank NA
8.75%, 05/30/2018	4,878,000	5,432,316
Santander Holdings USA Inc.
2.70%, 05/24/2019	2,000,000	2,004,964
Santander Issuances SAU
5.18%, 11/19/2025	2,510,000	2,508,748
Santander UK Group Holdings PLC
3.13%, 01/08/2021	308,000	308,670

Santander UK PLC
2.38%, 03/16/2020	7,325,000	7,340,170
5.00%, 11/07/2023 (Acquired 01/21/2015, Cost $2,124,304) (1)	2,000,000	2,052,998
Simon Property Group LP
2.15%, 09/15/2017	946,000	955,907
4.38%, 03/01/2021	6,932,000	7,693,480
4.13%, 12/01/2021	442,000	490,068
3.75%, 02/01/2024	910,000	992,987
Skandinaviska Enskilda Banken AB
1.75%, 03/19/2018 (Acquired 10/28/2013, Cost $297,584) (1)	299,000	300,476
2.38%, 11/20/2018 (Acquired 11/13/2013 through 11/07/2014, Cost $5,198,760) (1)	5,200,000	5,304,723
2.38%, 03/25/2019 (Acquired 03/18/2014, Cost $1,224,411) (1)	1,225,000	1,246,745
2.45%, 05/27/2020 (Acquired 05/19/2015, Cost $2,996,344) (1)	3,000,000	3,064,920
Societe Generale SA
1.73%, 10/01/2018	1,000,000	1,007,880
SouthTrust Bank
7.69%, 05/15/2025	253,000	330,174
SpareBank 1 Boligkreditt AS
1.75%, 11/15/2019 (Acquired 10/28/2013, Cost $526,287) (1)	537,000	542,160
Springleaf Finance Co.
6.90%, 12/15/2017	100,000	103,625
Stadshypotek AB
1.88%, 10/02/2019 (Acquired 10/28/2013, Cost $675,888) (1)	683,000	693,031
Standard Chartered PLC
1.70%, 04/17/2018 (Acquired 04/13/2015, Cost $749,497) (1)	750,000	741,950
2.40%, 09/08/2019 (Acquired 09/03/2014, Cost $7,640,927) (1)	7,650,000	7,669,561
3.05%, 01/15/2021 (Acquired 01/12/2016, Cost $3,293,908) (1)	3,300,000	3,343,626
5.20%, 01/26/2024 (Acquired 10/28/2013, Cost $627,337) (1)	609,000	634,583
State Street Co.
3.10%, 05/15/2023	321,000	332,127
3.70%, 11/20/2023	1,385,000	1,525,673
3.55%, 08/18/2025	247,000	268,738
Stifel Financial Co.
3.50%, 12/01/2020	5,000,000	5,068,480
Sumitomo Mitsui Banking Co.
2.45%, 01/10/2019	5,000,000	5,106,640
2.45%, 01/16/2020	2,725,000	2,784,936
3.95%, 07/19/2023	250,000	273,266
Sumitomo Mitsui Financial Group, Inc.
3.78%, 03/09/2026	644,000	701,670
SunTrust Bank/Atlanta GA
7.25%, 03/15/2018	1,608,000	1,752,607

SunTrust Banks, Inc.
6.00%, 09/11/2017	103,000	108,528
2.50%, 05/01/2019	8,810,000	9,001,142
2.90%, 03/03/2021	324,000	335,498
Susa Partnership LP
8.20%, 06/01/2017	111,000	117,832
Svenska Handelsbanken AB
3.13%, 07/12/2016	691,000	691,321
2.50%, 01/25/2019	2,000,000	2,059,428
2.40%, 10/01/2020	2,000,000	2,049,630
Swedbank AB
2.13%, 09/29/2017 (Acquired 10/28/2013, Cost $215,855) (1)	215,000	217,246
2.38%, 02/27/2019 (Acquired 02/20/2014, Cost $5,993,463) (1)	6,000,000	6,122,562
Synchrony Financial
1.88%, 08/15/2017	2,620,000	2,624,105
2.60%, 01/15/2019	1,350,000	1,364,328
3.00%, 08/15/2019	4,775,000	4,869,220
3.75%, 08/15/2021	6,000,000	6,216,294
4.25%, 08/15/2024	2,000,000	2,070,736
TD Ameritrade Holding Co.
5.60%, 12/01/2019	355,000	399,781
TD Ameritrade Holding Corp.
2.95%, 04/01/2022	725,000	755,481
Teachers Insurance & Annuity Association of America
6.85%, 12/16/2039 (Acquired 11/22/2013, Cost $3,183,889) (1)	2,580,000	3,506,808
TIAA Asset Management Finance Co. LLC
2.95%, 11/01/2019 (Acquired 03/10/2015, Cost $3,749,985) (1)	3,700,000	3,790,495
Toronto-Dominion Bank/The
1.50%, 03/13/2017 (Acquired 10/28/2013, Cost $446,386) (1)	445,000	446,773
1.75%, 07/23/2018	556,000	561,693
2.25%, 11/05/2019	432,000	443,310
2.50%, 12/14/2020	500,000	517,229
Travelers Cos, Inc./The
5.80%, 05/15/2018	110,000	119,315
UBS AG/Stamford CT
1.38%, 06/01/2017	13,088,000	13,107,881
5.75%, 04/25/2018	322,000	345,374
1.52%, 06/01/2020	8,200,000	8,188,241
UBS Group Funding Jersey Ltd.
2.95%, 09/24/2020 (Acquired 09/21/2015, Cost $1,248,171) (1)	1,250,000	1,271,331
4.13%, 09/24/2025 (Acquired 06/14/2016, Cost $205,799) (1)	200,000	207,706
4.13%, 04/15/2026 (Acquired 03/29/2016, Cost $600,699) (1)	602,000	626,866

UDR, Inc.
4.63%, 01/10/2022	5,306,000	5,875,185
Ventas Realty LP
3.50%, 02/01/2025	251,000	257,412
4.13%, 01/15/2026	449,000	482,748
Voya Financial, Inc.
5.50%, 07/15/2022	8,000,000	9,106,640
3.65%, 06/15/2026	200,000	201,128
Wachovia Co.
5.75%, 06/15/2017	315,000	328,516
5.75%, 02/01/2018	1,865,000	1,995,981
WEA Finance LLC / Westfield UK & Europe Finance PLC
3.25%, 10/05/2020 (Acquired 09/28/2015, Cost $5,982,251) (1)	6,000,000	6,244,764
4.75%, 09/17/2044 (Acquired 06/23/2016 through 06/29/2016, Cost $3,097,431) (1)	2,904,000	3,106,409
Wells Fargo & Co
5.63%, 12/11/2017	948,000	1,007,814
2.15%, 01/30/2020	1,583,000	1,609,987
2.60%, 07/22/2020	478,000	491,294
4.60%, 04/01/2021	1,377,000	1,538,847
3.50%, 03/08/2022	1,929,000	2,069,402
3.30%, 09/09/2024	1,900,000	1,993,678
3.00%, 02/19/2025	4,075,000	4,175,730
3.55%, 09/29/2025	700,000	746,392
3.00%, 04/22/2026	5,000,000	5,096,610
4.30%, 07/22/2027	13,158,000	14,201,364
5.61%, 01/15/2044	317,000	379,750
4.65%, 11/04/2044	675,000	709,263
4.90%, 11/17/2045	2,451,000	2,683,987
4.40%, 06/14/2046	3,108,000	3,156,562
Wells Fargo Bank NA
6.00%, 11/15/2017	2,224,000	2,366,427
Welltower, Inc.
3.75%, 03/15/2023	560,000	580,610
4.50%, 01/15/2024	461,000	500,095
4.00%, 06/01/2025	372,000	391,157
Westpac Banking Co.
2.45%, 11/28/2016 (Acquired 10/28/2013, Cost $679,769) (1)	676,000	680,167
1.60%, 01/12/2018	846,000	850,680
1.38%, 07/30/2018	3,060,000	3,064,786
4.88%, 11/19/2019	1,105,000	1,222,506
2.00%, 03/03/2020 (Acquired 02/24/2015, Cost $1,347,595) (1)	1,349,000	1,360,466
2.85%, 05/13/2026	2,604,000	2,644,693

Weyerhaeuser Co
7.38%, 03/15/2032	500,000	661,788
Willis North America, Inc.
7.00%, 09/29/2019	537,000	607,937
WR Berkley Co.
4.75%, 08/01/2044	3,445,000	3,575,941
XLIT Ltd.
2.30%, 12/15/2018	4,375,000	4,420,054
5.25%, 12/15/2043	2,700,000	2,920,552

		1,454,568,823

Industrials - 1.08%
ABB Finance USA, Inc.
1.63%, 05/08/2017	173,000	173,734
2.88%, 05/08/2022	241,000	251,108
4.38%, 05/08/2042	107,000	121,795
Acuity Brands Lighting, Inc.
6.00%, 12/15/2019	451,000	505,481
Airbus Group Finance BV
2.70%, 04/17/2023 (Acquired 10/28/2013, Cost $358,840) (1)	376,000	390,938
Arrow Electronics, Inc.
3.50%, 04/01/2022	965,000	988,991
BAE Systems Holdings, Inc.
6.38%, 06/01/2019 (Acquired 10/28/2013, Cost $264,025) (1)	243,000	273,160
3.80%, 10/07/2024 (Acquired 09/30/2014 through 08/28/2015, Cost $772,795) (1)	770,000	810,394
3.85%, 12/15/2025 (Acquired 12/03/2015, Cost $494,373) (1)	500,000	530,232
BAE Systems PLC
5.80%, 10/11/2041 (Acquired 10/28/2013, Cost $578,762) (1)	550,000	678,078
Boeing Co./The
4.88%, 02/15/2020	52,000	58,473
7.95%, 08/15/2024	124,000	175,434
Burlington Northern Santa Fe LLC
5.65%, 05/01/2017	378,000	392,622
5.75%, 03/15/2018	173,000	186,464
3.60%, 09/01/2020	146,000	156,892
3.45%, 09/15/2021	215,000	233,022
3.05%, 03/15/2022	440,000	469,144
3.00%, 03/15/2023	206,000	216,721
6.70%, 08/01/2028	62,000	84,886
7.29%, 06/01/2036	134,000	191,349
5.75%, 05/01/2040	373,000	478,742
5.40%, 06/01/2041	542,000	672,012
4.38%, 09/01/2042	462,000	514,008
5.15%, 09/01/2043	389,000	475,081
4.15%, 04/01/2045	1,825,000	1,988,927
3.90%, 08/01/2046	400,000	422,202

Canadian Pacific Railway Co
4.50%, 01/15/2022	1,200,000	1,324,118
2.90%, 02/01/2025	644,000	654,271
7.13%, 10/15/2031	155,000	217,295
6.13%, 09/15/2115	428,000	534,055
Caterpillar Financial Services Co.
5.45%, 04/15/2018	103,000	110,720
7.05%, 10/01/2018	361,000	405,367
7.15%, 02/15/2019	62,000	71,212
2.75%, 08/20/2021	420,000	443,231
2.85%, 06/01/2022	446,000	466,835
3.75%, 11/24/2023	2,825,000	3,125,026
3.25%, 12/01/2024	714,000	765,789
Caterpillar, Inc.
1.50%, 06/26/2017	193,000	194,146
2.60%, 06/26/2022	220,000	226,923
CRH America, Inc.
3.88%, 05/18/2025 (Acquired 05/12/2015, Cost $353,605) (1)	354,000	373,703
5.13%, 05/18/2045 (Acquired 05/12/2015, Cost $227,233) (1)	230,000	244,550
CSX Co.
7.90%, 05/01/2017	413,000	435,891
7.38%, 02/01/2019	72,000	82,646
4.25%, 06/01/2021	205,000	224,659
3.40%, 08/01/2024	600,000	645,127
5.50%, 04/15/2041	402,000	515,224
4.10%, 03/15/2044	175,000	187,084
3.95%, 05/01/2050	246,000	246,432
Danaher Co.
3.90%, 06/23/2021	387,000	425,059
Deere & Co
2.60%, 06/08/2022	619,000	635,794
3.90%, 06/09/2042	275,000	293,805
Eaton Co.
1.50%, 11/02/2017	163,000	163,795
5.60%, 05/15/2018	273,000	293,649
7.63%, 04/01/2024	206,000	262,523
4.00%, 11/02/2032	143,000	152,035
5.80%, 03/15/2037	500,000	607,069
Federal Express Co. 1998 Pass Through Trust
6.85%, 01/15/2019	1,108,716	1,183,555
6.72%, 01/15/2022	192,131	218,356

FedEx Co.
3.90%, 02/01/2035	414,000	421,088
4.10%, 04/15/2043	86,000	86,884
General Electric Capital Corp
4.65%, 10/17/2021	514,000	588,686
General Electric Co
2.70%, 10/09/2022	350,000	367,375
3.38%, 03/11/2024	655,000	713,220
Hanson Ltd.
6.13%, 08/15/2016	625,000	625,781
Harris Co.
3.83%, 04/27/2025	820,000	869,831
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/2019 (Acquired 10/28/2013, Cost $160,833) (1)	148,000	165,316
Honeywell International, Inc.
5.30%, 03/01/2018	155,000	166,011
Illinois Tool Works, Inc.
1.95%, 03/01/2019	167,000	170,927
3.90%, 09/01/2042	1,754,000	1,887,041
Ingersoll-Rand Co
6.39%, 11/15/2027	80,000	97,034
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/2023	329,000	365,369
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	360,000	365,838
John Deere Capital Co.
1.60%, 07/13/2018	315,000	318,173
2.05%, 03/10/2020	300,000	306,444
2.45%, 09/11/2020	335,000	346,027
Koninklijke Philips NV
5.75%, 03/11/2018	172,000	183,929
3.75%, 03/15/2022	864,000	928,071
7.20%, 06/01/2026	57,000	72,253
Lafarge SA
6.50%, 07/15/2016	1,650,000	1,652,021
7.13%, 07/15/2036	107,000	130,095
Lockheed Martin Co.
4.25%, 11/15/2019	103,000	112,757
3.10%, 01/15/2023	346,000	364,813
6.15%, 09/01/2036	400,000	531,328
4.85%, 09/15/2041	181,000	211,547
4.07%, 12/15/2042	462,000	491,681

Martin Marietta Materials, Inc.
4.25%, 07/02/2024	1,705,000	1,816,812
6.25%, 05/01/2037	107,000	118,671
Norfolk Southern Co.
7.70%, 05/15/2017	14,000	14,779
3.25%, 12/01/2021	570,000	602,736
2.90%, 02/15/2023	294,000	303,844
5.59%, 05/17/2025	6,000	7,276
7.80%, 05/15/2027	1,705,000	2,415,942
3.95%, 10/01/2042	332,000	342,779
4.80%, 08/15/2043	3,400,000	3,969,405
6.00%, 03/15/2105	351,000	422,157
6.00%, 05/23/2111	1,083,000	1,335,981
Northrop Grumman Co.
3.85%, 04/15/2045	195,000	204,636
Northrop Grumman Systems Co.
7.75%, 02/15/2031	206,000	308,338
Odebrecht Finance Ltd.
5.25%, 06/27/2029 (Acquired 06/19/2014, Cost $1,375,000) (1)	1,375,000	547,250
Pactiv LLC
7.95%, 12/15/2025	34,000	35,275
Parker-Hannifin Co.
5.50%, 05/15/2018	80,000	86,828
3.30%, 11/21/2024	149,000	161,118
4.45%, 11/21/2044	333,000	392,813
Penske Truck Leasing Co Lp / PTL Finance Corp.
2.50%, 06/15/2019 (Acquired 06/12/2014, Cost $183,966) (1)	184,000	186,005
4.25%, 01/17/2023 (Acquired 01/23/2015, Cost $230,060) (1)	220,000	230,445
Penske Truck Leasing Co. Lp / PTL Finance Co.
2.88%, 07/17/2018 (Acquired 10/28/2013, Cost $432,237) (1)	431,000	438,938
3.38%, 02/01/2022 (Acquired 01/26/2015 through 06/05/2015, Cost $1,987,054) (1)	2,011,000	2,051,047
Pentair Finance SA
2.90%, 09/15/2018	915,000	924,269
3.63%, 09/15/2020	6,650,000	6,817,733
Precision Castparts Co.
3.25%, 06/15/2025	880,000	938,808
4.20%, 06/15/2035	75,000	84,573
4.38%, 06/15/2045	415,000	485,758
Raytheon Co
3.15%, 12/15/2024	378,000	409,843

Republic Services, Inc.
5.25%, 11/15/2021	2,795,000	3,230,685
3.55%, 06/01/2022	496,000	535,751
2.90%, 07/01/2026	245,000	248,605
Roper Technologies, Inc.
3.00%, 12/15/2020	208,000	215,066
Ryder System, Inc.
2.50%, 03/01/2017	165,000	166,106
2.50%, 03/01/2018	165,000	167,478
2.50%, 05/11/2020	1,020,000	1,032,357
2.88%, 09/01/2020	345,000	350,974
Siemens Financieringsmaatschappij NV
5.75%, 10/17/2016 (Acquired 10/28/2013, Cost $140,907) (1)	139,000	140,947
1.45%, 05/25/2018 (Acquired 07/29/2015 through 08/07/2015, Cost $3,355,883) (1)	3,370,000	3,395,902
2.90%, 05/27/2022 (Acquired 05/18/2015, Cost $553,000) (1)	553,000	586,227
4.40%, 05/27/2045 (Acquired 05/18/2015, Cost $509,262) (1)	513,000	595,203
Timken Co./The
3.88%, 09/01/2024	1,000,000	1,011,027
TTX Co
2.25%, 02/01/2019 (Acquired 01/12/2016, Cost $2,008,782) (1)	2,011,000	2,045,052
3.60%, 01/15/2025 (Acquired 11/13/2014, Cost $1,999,898) (1)	2,000,000	2,092,196
3.90%, 02/01/2045 (Acquired 01/26/2015, Cost $3,968,616) (1)	4,000,000	3,917,932
Tyco Electronics Group SA
6.55%, 10/01/2017	752,000	799,428
2.38%, 12/17/2018	7,025,000	7,128,984
Tyco International Finance SA
5.13%, 09/14/2045	205,000	235,215
Union Pacific Co.
4.16%, 07/15/2022	453,000	509,865
2.95%, 01/15/2023	149,000	157,808
3.65%, 02/15/2024	142,000	157,071
3.25%, 01/15/2025	200,000	216,705
3.38%, 02/01/2035	1,500,000	1,512,056
4.30%, 06/15/2042	165,000	182,598
4.82%, 02/01/2044	106,000	128,151
4.15%, 01/15/2045	300,000	329,080
Union Pacific Railroad Co. 2003 Pass Through Trust
4.70%, 01/02/2024	21,924	23,568
Union Pacific Railroad Co. 2015-1 Pass Through Trust
2.70%, 05/12/2027	675,964	682,953
United Parcel Service of America, Inc.
8.38%, 04/01/2020	243,000	304,540
8.38%, 04/01/2030	83,000	124,306

United Parcel Service, Inc.
2.45%, 10/01/2022	186,000	193,399
United Technologies Co.
1.78%, 05/04/2018	14,316,000	14,444,615
3.10%, 06/01/2022	524,000	558,623
4.50%, 06/01/2042	693,000	794,560
4.15%, 05/15/2045	785,000	861,191
Vulcan Materials Co
7.00%, 06/15/2018	215,000	235,425
7.15%, 11/30/2037	54,000	63,720
Wabtec Co./DE
4.38%, 08/15/2023	322,000	351,696
Waste Management, Inc.
4.75%, 06/30/2020	195,000	218,448
2.40%, 05/15/2023	318,000	322,714
3.13%, 03/01/2025	424,000	443,541
3.90%, 03/01/2035	156,000	163,561

		116,238,762

Technology - 1.31%
Apple, Inc.
0.89%, 05/03/2018	790,000	791,203
2.15%, 02/09/2022	1,200,000	1,223,159
2.85%, 02/23/2023	795,000	835,458
2.40%, 05/03/2023	2,081,000	2,118,982
3.20%, 05/13/2025	1,010,000	1,070,871
4.50%, 02/23/2036	723,000	814,194
3.45%, 02/09/2045	500,000	470,464
Dell, Inc.
7.10%, 04/15/2028	196,000	192,080
Diamond 1 Finance Co / Diamond 2 Finance Co.
3.48%, 06/01/2019 (Acquired 05/17/2016, Cost $7,483,178) (1)	7,485,000	7,667,709
4.42%, 06/15/2021 (Acquired 05/17/2016, Cost $2,894,181) (1)	2,895,000	2,975,495
5.45%, 06/15/2023 (Acquired 05/17/2016, Cost $842,644) (1)	843,000	874,129
Diamond 1 Finance Corp / Diamond 2 Finance Corp
6.02%, 06/15/2026 (Acquired 05/17/2016, Cost $737,652) (1)	738,000	765,677
Fidelity National Information Services, Inc.
1.45%, 06/05/2017	665,000	664,221
3.63%, 10/15/2020	4,000,000	4,227,848
3.50%, 04/15/2023	2,430,000	2,523,368
3.88%, 06/05/2024	2,150,000	2,274,100

Fiserv, Inc.
4.63%, 10/01/2020	215,000	237,280
4.75%, 06/15/2021	5,231,000	5,807,676
3.85%, 06/01/2025	5,000,000	5,347,340
Hewlett Packard Co.
4.38%, 09/15/2021	293,000	315,640
4.65%, 12/09/2021	326,000	352,567
4.40%, 10/15/2022 (Acquired 09/30/2015, Cost $7,486,544) (1)	7,500,000	8,029,470
6.00%, 09/15/2041	731,000	703,487
Hewlett Packard Enterprise Co
2.45%, 10/05/2017 (Acquired 03/21/2016, Cost $10,338,006) (1)	10,300,000	10,433,488
HP Enterprise Services LLC
7.45%, 10/15/2029	250,000	304,462
Intel Co.
3.30%, 10/01/2021	259,000	280,821
3.10%, 07/29/2022	245,000	262,363
3.70%, 07/29/2025	456,000	506,730
2.60%, 05/19/2026	1,736,000	1,763,226
4.00%, 12/15/2032	1,195,000	1,293,487
International Business Machines Co.
7.63%, 10/15/2018	872,000	996,117
2.25%, 02/19/2021	1,670,000	1,722,209
6.22%, 08/01/2027	68,000	89,376
6.50%, 01/15/2028	120,000	163,852
4.00%, 06/20/2042	79,000	84,055
Intuit, Inc.
5.75%, 03/15/2017	8,059,000	8,321,417
Lam Research Co.
2.80%, 06/15/2021	5,968,000	6,110,373
3.90%, 06/15/2026	3,815,000	4,013,120
Maxim Integrated Products, Inc.
2.50%, 11/15/2018	4,200,000	4,272,958
Microsoft Co.
2.13%, 11/15/2022	350,000	355,673
2.38%, 05/01/2023	1,055,000	1,082,515
3.63%, 12/15/2023	445,000	493,376
3.50%, 02/12/2035	318,000	327,672
4.20%, 11/03/2035	231,000	259,484
4.50%, 10/01/2040	125,000	142,180
4.00%, 02/12/2055	333,000	333,391
4.75%, 11/03/2055	408,000	462,000
National Semiconductor Co.
6.60%, 06/15/2017	855,000	900,215

Oracle Co.
5.75%, 04/15/2018	351,000	379,975
5.00%, 07/08/2019	547,000	606,770
2.80%, 07/08/2021	766,000	804,102
1.90%, 09/15/2021	6,896,000	6,922,825
3.63%, 07/15/2023	149,000	163,289
3.40%, 07/08/2024	2,000,000	2,144,014
2.95%, 05/15/2025	2,000,000	2,079,584
4.30%, 07/08/2034	4,314,000	4,596,459
3.85%, 07/15/2036	5,464,000	5,481,381
6.50%, 04/15/2038	201,000	273,844
6.13%, 07/08/2039	265,000	349,814
4.38%, 05/15/2055	400,000	420,498
ORACLE Corp.
2.40%, 09/15/2023	608,000	610,887
Pitney Bowes, Inc.
5.60%, 03/15/2018	175,000	185,901
QUALCOMM, Inc.
3.00%, 05/20/2022	7,000,000	7,388,087
Texas Instruments, Inc.
1.65%, 08/03/2019	434,000	439,713
TSMC Global Ltd.
1.63%, 04/03/2018 (Acquired 02/04/2016, Cost $4,932,618) (1)	5,000,000	5,006,685
Xerox Co.
6.75%, 02/01/2017	2,170,000	2,228,247
2.95%, 03/15/2017	202,000	203,751
2.75%, 03/15/2019	3,200,000	3,181,696
5.63%, 12/15/2019	392,000	420,212
2.75%, 09/01/2020	1,930,000	1,860,491
4.50%, 05/15/2021	183,000	185,057

		141,190,260

Utilities - 2.23%
AGL Capital Co.
6.38%, 07/15/2016	691,000	691,792
3.50%, 09/15/2021	530,000	562,634
3.25%, 06/15/2026	225,000	230,090
5.88%, 03/15/2041	1,210,000	1,477,307
4.40%, 06/01/2043	160,000	163,763
Alabama Power Co
2.80%, 04/01/2025	2,025,000	2,098,696
6.13%, 05/15/2038	219,000	290,511
6.00%, 03/01/2039	89,000	118,070
4.15%, 08/15/2044	205,000	224,418
3.75%, 03/01/2045	415,000	431,890

American Electric Power Co., Inc.
1.65%, 12/15/2017	246,000	246,712
American Water Capital Co.
3.85%, 03/01/2024	500,000	552,594
3.40%, 03/01/2025	592,000	642,195
6.59%, 10/15/2037	386,000	559,228
Appalachian Power Co
6.70%, 08/15/2037	430,000	556,457
Arizona Public Service Co
8.75%, 03/01/2019	91,000	107,824
2.20%, 01/15/2020	167,000	171,075
3.35%, 06/15/2024	676,000	729,005
5.05%, 09/01/2041	349,000	431,060
4.50%, 04/01/2042	221,000	255,753
3.75%, 05/15/2046	2,290,000	2,397,009
Atmos Energy Co.
8.50%, 03/15/2019	71,000	83,703
4.15%, 01/15/2043	830,000	883,128
4.13%, 10/15/2044	450,000	490,902
Baltimore Gas & Electric Co
2.80%, 08/15/2022	509,000	527,378
Beaver Valley II Funding Co.
9.00%, 06/01/2017	3,000	3,015
Berkshire Hathaway Energy Co
5.75%, 04/01/2018	168,000	181,018
2.40%, 02/01/2020	409,000	420,144
3.50%, 02/01/2025	625,000	674,384
4.50%, 02/01/2045	375,000	421,252
Boston Gas Co
4.49%, 02/15/2042 (Acquired 10/28/2013, Cost $241,583) (1)	253,000	274,923
Brooklyn Union Gas Co./The
4.50%, 03/10/2046 (Acquired 03/07/2016, Cost $2,000,000) (1)	2,000,000	2,264,874
CenterPoint Energy, Inc.
6.50%, 05/01/2018	390,000	422,614
Centrica PLC
4.00%, 10/16/2023 (Acquired 11/18/2013, Cost $4,979,242) (1)	5,000,000	5,319,700
Cleveland Electric Illuminating Co./The
7.88%, 11/01/2017	356,000	384,391
CMS Energy Co.
3.88%, 03/01/2024	300,000	326,400
3.00%, 05/15/2026	110,000	112,436

Comision Federal de Electricidad
4.88%, 05/26/2021 (Acquired 10/28/2013, Cost $565,931) (1)	551,000	587,504
4.88%, 01/15/2024 (Acquired 10/28/2013 through 11/22/2013, Cost $1,822,068) (1)	1,822,000	1,913,100
Commonwealth Edison Co.
3.65%, 06/15/2046	364,000	372,897
Connecticut Light & Power Co./The
5.65%, 05/01/2018	95,000	102,580
Consolidated Edison Co. of New York, Inc.
5.70%, 06/15/2040	318,000	410,522
3.85%, 06/15/2046	2,940,000	3,046,025
Consumers Energy Co
5.65%, 04/15/2020	144,000	165,088
2.85%, 05/15/2022	155,000	161,388
4.35%, 08/31/2064	191,000	211,652
Delmarva Power & Light Co
4.00%, 06/01/2042	170,000	179,720
Dominion Gas Holdings LLC
2.50%, 12/15/2019	1,260,000	1,288,762
2.80%, 11/15/2020	264,000	272,827
4.60%, 12/15/2044	726,000	756,150
Dominion Resources, Inc./VA
2.96%, 07/01/2019	1,807,000	1,839,587
4.10%, 04/01/2021	512,000	541,872
5.25%, 08/01/2033	583,000	647,343
7.00%, 06/15/2038	124,000	166,871
4.90%, 08/01/2041	212,000	232,937
DTE Electric Co
2.65%, 06/15/2022	194,000	202,266
3.70%, 03/15/2045	463,000	491,152
DTE Energy Co
2.40%, 12/01/2019	278,000	283,855
3.30%, 06/15/2022	5,391,000	5,682,454
3.85%, 12/01/2023	292,000	315,529
3.50%, 06/01/2024	692,000	734,791
Duke Energy Carolinas LLC
5.10%, 04/15/2018	144,000	154,183
4.30%, 06/15/2020	205,000	228,082
6.00%, 12/01/2028	235,000	304,988
6.00%, 01/15/2038	161,000	215,800
4.25%, 12/15/2041	141,000	158,103

Duke Energy Co.
2.15%, 11/15/2016	439,000	440,682
6.25%, 06/15/2018	1,781,000	1,940,798
3.55%, 09/15/2021	306,000	326,129
Duke Energy Florida LLC
5.65%, 06/15/2018	116,000	126,122
6.40%, 06/15/2038	72,000	102,622
Duke Energy Indiana LLC
3.75%, 05/15/2046	600,000	623,358
Duke Energy Indiana, Inc.
3.75%, 07/15/2020	398,000	432,544
6.35%, 08/15/2038	320,000	450,688
Duke Energy Progress LLC
5.30%, 01/15/2019	206,000	226,810
3.00%, 09/15/2021	372,000	397,117
2.80%, 05/15/2022	335,000	350,933
3.25%, 08/15/2025	158,000	170,895
4.10%, 05/15/2042	217,000	237,647
4.10%, 03/15/2043	181,000	197,952
4.38%, 03/30/2044	132,000	151,192
4.15%, 12/01/2044	129,000	142,158
4.20%, 08/15/2045	325,000	364,922
Edison International
2.95%, 03/15/2023	400,000	410,116
Electricite de France SA
1.15%, 01/20/2017 (Acquired 01/13/2014, Cost $4,994,039) (1)	5,000,000	4,999,995
2.15%, 01/22/2019 (Acquired 01/13/2014, Cost $3,531,808) (1)	3,558,000	3,631,071
4.75%, 10/13/2035 (Acquired 10/07/2015, Cost $4,897,366) (1)	5,000,000	5,319,105
6.00%, 01/22/2114 (Acquired 01/13/2014, Cost $1,003,520) (1)	1,035,000	1,107,315
Emera US Finance LP
3.55%, 06/15/2026 (Acquired 06/09/2016, Cost $2,228,875) (1)	2,235,000	2,282,467
Enel Finance International NV
5.13%, 10/07/2019 (Acquired 10/28/2013, Cost $924,427) (1)	888,000	980,606
6.80%, 09/15/2037 (Acquired 10/28/2013, Cost $210,817) (1)	204,000	264,720
6.00%, 10/07/2039 (Acquired 10/28/2013, Cost $98,682) (1)	103,000	121,750
Entergy Arkansas, Inc.
3.50%, 04/01/2026	307,000	336,570
Entergy Louisiana LLC
3.05%, 06/01/2031	440,000	451,051
Entergy Mississippi, Inc.
2.85%, 06/01/2028	497,000	505,183

Exelon Co.
1.55%, 06/09/2017	8,499,000	8,513,788
3.40%, 04/15/2026	222,000	232,138
4.95%, 06/15/2035	1,500,000	1,693,685
5.63%, 06/15/2035	1,030,000	1,229,408
4.45%, 04/15/2046	2,887,000	3,084,378
Exelon Generation Co. LLC
6.20%, 10/01/2017	3,436,000	3,630,560
2.95%, 01/15/2020	300,000	308,623
4.00%, 10/01/2020	619,000	660,337
5.75%, 10/01/2041	192,000	199,186
FirstEnergy Transmission LLC
5.45%, 07/15/2044 (Acquired 05/14/2014 through 06/06/2016, Cost $3,480,571) (1)	3,422,000	3,730,709
Florida Power & Light Co
5.63%, 04/01/2034	57,000	73,851
5.95%, 02/01/2038	103,000	141,402
Georgia Power Co
3.25%, 04/01/2026	147,000	156,264
5.95%, 02/01/2039	41,000	53,544
Great Plains Energy, Inc.
4.85%, 06/01/2021	156,000	171,430
Hydro-Quebec
9.40%, 02/01/2021	186,000	245,476
8.40%, 01/15/2022	826,000	1,091,023
8.05%, 07/07/2024	638,000	893,240
Indiana Michigan Power Co
7.00%, 03/15/2019	112,000	127,249
3.20%, 03/15/2023	991,000	1,033,933
ITC Holdings Co.
5.30%, 07/01/2043	2,553,000	2,866,817
Jersey Central Power & Light Co
7.35%, 02/01/2019	31,000	34,962
4.30%, 01/15/2026 (Acquired 08/11/2015 through 06/06/2016, Cost $4,035,745) (1)	3,977,000	4,251,652
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	460,425	539,417
Kansas City Power & Light Co
3.15%, 03/15/2023	375,000	385,253
5.30%, 10/01/2041	1,032,000	1,226,440
Korea Electric Power Co.
6.75%, 08/01/2027	233,000	302,369
Korea Gas Co.
4.25%, 11/02/2020 (Acquired 10/28/2013, Cost $288,684) (1)	279,000	308,707
Korea Hydro & Nuclear Power Co. Ltd.
2.88%, 10/02/2018 (Acquired 11/18/2013, Cost $4,021,078) (1)	4,000,000	4,099,232

Mega Advance Investments Ltd.
5.00%, 05/12/2021 (Acquired 10/28/2013, Cost $611,804) (1)	591,000	654,145
MidAmerican Energy Co
5.30%, 03/15/2018	72,000	77,020
3.50%, 10/15/2024	317,000	347,162
Nevada Power Co
6.50%, 08/01/2018	232,000	257,080
7.13%, 03/15/2019	188,000	217,120
5.38%, 09/15/2040	38,000	46,924
5.45%, 05/15/2041	386,000	490,010
NextEra Energy Capital Holdings, Inc.
2.06%, 09/01/2017	3,748,000	3,774,375
6.00%, 03/01/2019	124,000	137,479
2.40%, 09/15/2019	487,000	497,200
2.70%, 09/15/2019	3,473,000	3,582,292
7.30%, 09/01/2067	295,000	281,725
Niagara Mohawk Power Co.
4.88%, 08/15/2019 (Acquired 10/28/2013, Cost $179,522) (1)	168,000	183,925
3.51%, 10/01/2024 (Acquired 09/22/2014, Cost $258,000) (1)	258,000	277,857
NiSource Finance Co.
3.85%, 02/15/2023	283,000	305,460
5.80%, 02/01/2042	774,000	991,070
Northern States Power Co./MN
6.25%, 06/01/2036	258,000	357,560
4.13%, 05/15/2044	1,480,000	1,658,034
Ohio Power Co
6.05%, 05/01/2018	160,000	172,543
5.38%, 10/01/2021	65,000	75,476
Oncor Electric Delivery Co. LLC
6.80%, 09/01/2018	635,000	705,695
7.00%, 09/01/2022	124,000	157,926
4.55%, 12/01/2041	3,035,000	3,477,873
Pacific Gas & Electric Co
5.63%, 11/30/2017	204,000	216,386
8.25%, 10/15/2018	4,484,000	5,164,815
3.25%, 09/15/2021	146,000	156,534
2.45%, 08/15/2022	581,000	593,840
3.25%, 06/15/2023	206,000	219,714
3.40%, 08/15/2024	11,150,000	11,942,297
3.50%, 06/15/2025	547,000	596,563
2.95%, 03/01/2026	194,000	202,131
6.05%, 03/01/2034	146,000	194,623
4.50%, 12/15/2041	749,000	848,646
4.45%, 04/15/2042	194,000	218,242

PacifiCo.
5.65%, 07/15/2018	294,000	321,541
5.50%, 01/15/2019	26,000	28,632
3.85%, 06/15/2021	103,000	113,214
PECO Energy Co
5.35%, 03/01/2018	93,000	99,398
2.38%, 09/15/2022	578,000	594,941
4.15%, 10/01/2044	353,000	403,266
Pennsylvania Electric Co
6.05%, 09/01/2017	93,000	97,687
Potomac Electric Power Co
6.50%, 11/15/2037	136,000	191,974
PPL Capital Funding Inc.
3.10%, 05/15/2026	2,469,000	2,497,144
PPL Electric Utilities Co.
2.50%, 09/01/2022	178,000	184,056
4.13%, 06/15/2044	208,000	228,762
Progress Energy, Inc.
4.40%, 01/15/2021	390,000	426,696
3.15%, 04/01/2022	389,000	404,857
7.75%, 03/01/2031	4,228,000	5,923,580
PSEG Power LLC
5.32%, 09/15/2016	346,000	348,585
5.13%, 04/15/2020	430,000	467,705
3.00%, 06/15/2021	2,310,000	2,342,178
4.15%, 09/15/2021	332,000	354,467
8.63%, 04/15/2031	130,000	162,766
Public Service Co. of Colorado
5.80%, 08/01/2018	28,000	30,614
3.20%, 11/15/2020	120,000	128,393
2.25%, 09/15/2022	210,000	215,372
3.55%, 06/15/2046	353,000	363,962
Public Service Co. of New Hampshire
3.50%, 11/01/2023	101,000	108,355
Public Service Co. of Oklahoma
5.15%, 12/01/2019	143,000	159,127
4.40%, 02/01/2021	203,000	222,282
6.63%, 11/15/2037	649,000	837,306
Public Service Electric & Gas Co
1.80%, 06/01/2019	85,000	86,399
3.15%, 08/15/2024	1,000,000	1,070,758
5.38%, 11/01/2039	117,000	151,274

RGS I&M Funding Co.
9.82%, 06/07/2022	86,633	88,521
San Diego Gas & Electric Co
6.00%, 06/01/2026	213,000	279,283
3.95%, 11/15/2041	310,000	334,281
Sempra Energy
6.15%, 06/15/2018	237,000	257,768
9.80%, 02/15/2019	10,035,000	12,078,528
2.88%, 10/01/2022	361,000	369,354
4.05%, 12/01/2023	10,325,000	11,174,675
3.55%, 06/15/2024	709,000	743,438
6.00%, 10/15/2039	155,000	194,518
South Carolina Electric & Gas Co
4.50%, 06/01/2064	161,000	166,628
Southern California Edison Co
5.50%, 08/15/2018	144,000	157,168
3.88%, 06/01/2021	102,000	112,368
1.85%, 02/01/2022	288,000	286,166
3.50%, 10/01/2023	328,000	359,203
5.95%, 02/01/2038	67,000	90,323
6.05%, 03/15/2039	253,000	346,082
3.90%, 12/01/2041	392,000	420,628
Southern Co./The
1.95%, 09/01/2016	307,000	307,470
2.15%, 09/01/2019	555,000	565,210
2.35%, 07/01/2021	4,834,000	4,929,060
4.40%, 07/01/2046	2,404,000	2,585,985
Southern Power Co
4.15%, 12/01/2025	218,000	235,850
5.15%, 09/15/2041	146,000	157,061
Southwestern Electric Power Co
6.45%, 01/15/2019	320,000	356,979
Southwestern Public Service Co
8.75%, 12/01/2018	351,000	410,270
State Grid Overseas Investment 2013 Ltd.
1.75%, 05/22/2018 (Acquired 10/28/2013, Cost $239,453) (1)	241,000	241,900
State Grid Overseas Investment 2014 Ltd.
2.75%, 05/07/2019 (Acquired 04/28/2014 through 05/22/2014, Cost $4,229,713) (1)	4,240,000	4,366,717
Talent Yield Investments Ltd.
4.50%, 04/25/2022 (Acquired 10/28/2013 through 02/27/2014, Cost $712,921) (1)	715,000	776,512

Tri-State Generation & Transmission Association Inc.
4.25%, 06/01/2046 (Acquired 05/16/2016, Cost $368,016) (1)	371,000	383,505
Virginia Electric & Power Co
5.40%, 04/30/2018	558,000	599,199
2.95%, 01/15/2022	80,000	84,289
3.45%, 02/15/2024	191,000	206,946
4.65%, 08/15/2043	3,500,000	4,150,416
4.45%, 02/15/2044	126,000	144,925
WEC Energy Group, Inc.
1.65%, 06/15/2018	4,043,000	4,078,720
3.55%, 06/15/2025	865,000	928,622
Westar Energy, Inc.
4.13%, 03/01/2042	4,175,000	4,607,025
Wisconsin Electric Power Co.
2.95%, 09/15/2021	27,000	28,574
3.10%, 06/01/2025	285,000	303,474
Xcel Energy, Inc.
1.20%, 06/01/2017	8,332,000	8,337,357
4.70%, 05/15/2020	62,000	68,530
2.40%, 03/15/2021	250,000	257,040
6.50%, 07/01/2036	351,000	467,906
4.80%, 09/15/2041	95,000	109,253

		240,566,724

Total Corporate Bonds (Cost $3,301,653,850)		$3,433,814,785

Government Related - 19.89%
African Development Bank
8.80%, 09/01/2019	$2,720,000	$3,306,995
American Municipal Power, Inc.
7.50%, 02/15/2050	1,350,000	1,983,839
Atlanta Independent School System
5.56%, 03/01/2026	535,000	647,607
Bay Area Toll Authority
6.26%, 04/01/2049	1,650,000	2,570,964
Caisse d’Amortissement de la Dette Sociale
2.00%, 03/22/2021 (Acquired 03/15/2016, Cost $2,937,242) (1)	2,940,000	3,029,852
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	805,000	991,390
California School Finance Authority
5.04%, 07/01/2020	270,000	299,098
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	1,850,000	2,136,602

City of Los Angeles Department of Airports
6.58%, 05/15/2039	1,650,000	2,295,860
Colombia Government International Bond
4.38%, 07/12/2021	1,000,000	1,075,000
4.00%, 02/26/2024	437,000	456,665
4.50%, 01/28/2026	8,945,000	9,526,425
5.63%, 02/26/2044	200,000	222,000
5.00%, 06/15/2045	842,000	875,680
Corp. Andina de Fomento
2.00%, 05/10/2019	3,215,000	3,250,911
4.38%, 06/15/2022	2,735,000	3,053,327
County of Contra Costa CA
5.14%, 06/01/2017	640,000	658,272
County of Cuyahoga OH
9.13%, 10/01/2023	105,000	106,890
District of Columbia Water & Sewer Authority
5.52%, 10/01/2044	2,900,000	3,874,429
4.81%, 10/01/2114	875,000	1,030,566
Eaton Community City School District
5.39%, 08/25/2027	275,000	295,666
Elgin Local School District
5.50%, 08/31/2027	535,000	570,808
Export-Import Bank of Korea
4.00%, 01/11/2017	200,000	202,980
2.25%, 01/21/2020	1,800,000	1,827,392
4.38%, 09/15/2021	250,000	278,939
Fannie Mae Principal Strip
0.00%, 05/15/2030 PO	929,000	651,026
Federal Farm Credit Banks
5.13%, 11/15/2018	344,000	378,974
Federal Home Loan Banks
4.00%, 10/24/2029	2,000,000	2,394,754
5.50%, 07/15/2036	1,135,000	1,641,025
Federal Home Loan Mortgage Co.
2.38%, 01/13/2022	6,824,000	7,228,561
6.25%, 07/15/2032	2,570,000	3,886,526
Federal National Mortgage Association
0.00%, 06/01/2017	2,735,000	2,716,727
2.63%, 09/06/2024	3,695,000	3,977,195
6.25%, 05/15/2029	1,285,000	1,868,909
7.13%, 01/15/2030	1,500,000	2,354,796

Financing Co.
0.00%, 11/30/2017 PO	404,000	399,597
0.00%, 04/06/2018 PO	194,000	191,585
0.00%, 05/11/2018 PO	6,860,000	6,756,798
0.00%, 03/07/2019 PO	205,000	200,199
0.00%, 09/26/2019 PO	3,174,000	3,078,294
Government Trust Certificate
0.00%, 04/01/2019	1,375,000	1,332,068
Hashemite Kingdom of Jordan Government AID Bond
3.00%, 06/30/2025	3,495,000	3,812,517
Hungary Government International Bond
7.63%, 03/29/2041	5,410,000	7,844,500
Indonesia Government International Bond
5.88%, 03/13/2020	5,000,000	5,560,420
5.88%, 01/15/2024 (Acquired 03/20/2015, Cost $1,484,948) (1)	1,300,000	1,503,408
4.13%, 01/15/2025 (Acquired 01/08/2015, Cost $1,317,935) (1)	1,325,000	1,379,936
Iowa Tobacco Settlement Authority
6.50%, 06/01/2023	855,000	871,946
Israel Government AID Bond
0.00%, 11/01/2019 IO	345,000	330,739
0.00%, 08/15/2022	7,201,000	6,476,126
0.00%, 05/01/2023	1,000,000	878,189
0.00%, 08/15/2023	300,000	261,556
0.00%, 09/15/2023	1,837,000	1,597,927
5.50%, 09/18/2023	8,856,000	11,199,236
0.00%, 11/01/2023 IO	413,000	357,967
0.00%, 02/15/2024	2,000,000	1,719,226
0.00%, 02/15/2024	2,000,000	1,719,282
5.50%, 04/26/2024	4,424,000	5,605,381
0.00%, 05/15/2024	3,640,000	3,106,525
0.00%, 08/15/2024	1,500,000	1,270,678
0.00%, 11/01/2024 PO	3,849,000	3,239,753
0.00%, 11/15/2024	2,299,000	1,932,813
0.00%, 08/15/2025	2,500,000	2,052,567
0.00%, 11/15/2026	258,000	203,098
5.50%, 09/18/2033	619,000	870,622
Japan Finance Organization for Municipalities
2.13%, 04/13/2021 (Acquired 04/06/2016, Cost $1,596,625) (1)	1,600,000	1,626,648
Lithuania Government International Bond
7.38%, 02/11/2020 (Acquired 08/12/2014, Cost $1,138,182) (1)	995,000	1,174,100
Los Angeles Department of Water & Power
6.60%, 07/01/2050	2,400,000	3,810,936

Mexico Government International Bond
3.50%, 01/21/2021	1,786,000	1,888,695
3.63%, 03/15/2022	2,000,000	2,110,000
4.00%, 10/02/2023	842,000	906,203
3.60%, 01/30/2025	868,000	908,145
4.13%, 01/21/2026	719,000	779,216
4.75%, 03/08/2044	450,000	484,875
5.55%, 01/21/2045	1,494,000	1,789,065
5.75%, 10/12/2110	588,000	651,210
New Hampshire Housing Finance Authority
3.05%, 01/01/2021	105,000	109,603
3.75%, 07/01/2034	250,000	259,305
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028	5,140,000	5,577,106
New Jersey Turnpike Authority
7.10%, 01/01/2041	5,870,000	8,877,964
New York State Dormitory Authority
5.60%, 03/15/2040	260,000	358,085
North American Development Bank
4.38%, 02/11/2020	1,800,000	1,965,188
2.40%, 10/26/2022	2,595,000	2,650,263
North Carolina Housing Finance Agency
3.00%, 01/01/2033	5,870,000	5,979,828
Ohio State University/The
4.05%, 12/01/2056	406,000	451,232
4.80%, 06/01/2111	1,102,000	1,230,901
Panama Government International Bond
5.20%, 01/30/2020	2,930,000	3,244,975
4.00%, 09/22/2024	3,133,000	3,367,975
3.75%, 03/16/2025	1,234,000	1,304,955
Peruvian Government International Bond
5.63%, 11/18/2050	190,000	236,075
Poland Government International Bond
6.38%, 07/15/2019	1,000,000	1,133,000
4.00%, 01/22/2024	1,040,000	1,123,200
Port Authority of New York & New Jersey
5.65%, 11/01/2040	1,260,000	1,682,327
5.65%, 11/01/2040	435,000	580,803
4.46%, 10/01/2062	2,065,000	2,355,298
Province of Manitoba Canada
2.13%, 06/22/2026	3,170,000	3,153,063
Province of Quebec Canada
7.37%, 03/06/2026	58,000	81,577

Qatar Government International Bond
2.38%, 06/02/2021 (Acquired 05/25/2016, Cost $5,123,117) (1)	5,178,000	5,233,922
4.63%, 06/02/2046 (Acquired 05/25/2016, Cost $1,259,155) (1)	1,290,000	1,402,457
Residual Funding Co. Principal Strip
0.00%, 10/15/2019 PO	6,032,000	5,838,530
0.00%, 07/15/2020 PO	34,973,000	33,390,821
0.00%, 10/15/2020 PO	9,066,000	8,628,756
0.00%, 01/15/2021 PO	5,036,000	4,749,507
0.00%, 01/15/2030	3,380,000	2,433,516
0.00%, 04/15/2030	1,085,000	782,568
Rhode Island Housing & Mortgage Finance Co./RI
4.00%, 10/01/2023	4,000,000	4,303,040
Romanian Government International Bond
4.88%, 01/22/2024 (Acquired 01/14/2014, Cost $435,691) (1)	440,000	485,144
6.13%, 01/22/2044	1,000,000	1,247,200
San Dieguito Public Facilities Authority
6.46%, 05/01/2027	685,000	892,569
South Africa Government International Bond
5.88%, 09/16/2025	2,071,000	2,306,058
5.38%, 07/24/2044	1,077,000	1,127,016
State of California
7.50%, 04/01/2034	5,540,000	8,393,709
7.30%, 10/01/2039	3,605,000	5,459,845
7.35%, 11/01/2039	1,131,000	1,715,094
State of Illinois
5.10%, 06/01/2033	2,636,000	2,533,381
State Public School Building Authority
5.00%, 09/15/2027	1,536,000	1,708,001
Svensk Exportkredit AB
1.75%, 03/10/2021	7,180,000	7,317,037
Tennessee Valley Authority
7.13%, 05/01/2030	5,425,000	8,312,554
5.88%, 04/01/2036	882,000	1,278,854
5.50%, 06/15/2038	57,000	79,756
5.25%, 09/15/2039	949,000	1,301,385
3.50%, 12/15/2042	2,850,000	3,083,865
4.63%, 09/15/2060	303,000	377,781
4.25%, 09/15/2065	5,801,000	6,814,417
Tennessee Valley Authority Generic Strip
0.00%, 05/01/2019 IO	1,238,000	1,198,842
0.00%, 07/15/2028 IO	2,000,000	1,427,090
0.00%, 03/15/2032	1,514,000	963,402

Tennessee Valley Authority Principal Strip
0.00%, 12/15/2017 PO	427,000	422,072
0.00%, 11/01/2025 PO	1,847,000	1,494,956
0.00%, 06/15/2035 PO	258,000	143,354
Three Rivers Local School District
5.21%, 09/15/2027	285,000	307,803
Tokyo Metropolitan Government
2.00%, 05/17/2021 (Acquired 05/10/2016, Cost $2,392,124) (1)	2,400,000	2,427,490
Turkey Government International Bond
7.00%, 06/05/2020	3,910,000	4,434,605
5.75%, 03/22/2024	494,000	550,864
4.25%, 04/14/2026	895,000	908,559
4.88%, 10/09/2026	2,162,000	2,276,673
Ukraine Government AID Bonds
1.85%, 05/29/2020	3,470,000	3,552,069
United States Treasury Inflation Indexed Bonds
0.13%, 04/15/2019 (2)	918,982	938,462
1.38%, 01/15/2020 (2)	328,610	350,928
0.13%, 04/15/2021 (2)	23,950,625	24,545,654
0.13%, 01/15/2022 (2)	2,348,898	2,394,530
1.75%, 01/15/2028 (2)	685,248	801,321
3.63%, 04/15/2028 (2)	1,542,899	2,135,268
2.50%, 01/15/2029 (2)	460,247	583,250
1.00%, 02/15/2046 (2)	4,089,609	4,417,947
United States Treasury Note/Bond
3.13%, 10/31/2016	3,400,000	3,431,107
2.75%, 11/30/2016	258,000	260,550
3.25%, 12/31/2016	20,315,000	20,601,320
3.13%, 01/31/2017	206,000	209,219
4.63%, 02/15/2017	980,000	1,005,497
3.25%, 03/31/2017	6,295,000	6,423,972
2.75%, 05/31/2017	5,000,000	5,100,975
0.88%, 10/15/2017	7,960,000	7,992,333
4.25%, 11/15/2017	3,353,000	3,522,353
2.25%, 11/30/2017	206,000	210,852
2.75%, 12/31/2017	1,459,000	1,506,076
0.88%, 01/31/2018	245,000	246,149
2.63%, 01/31/2018	2,683,000	2,769,148
3.50%, 02/15/2018	6,993,000	7,321,888
0.88%, 05/31/2018	69,162,000	69,542,944
0.63%, 06/30/2018	6,608,000	6,611,099
1.50%, 08/31/2018	5,061,000	5,157,078
1.25%, 10/31/2018	1,930,000	1,956,839

1.25%, 12/15/2018	246,000	249,584
1.38%, 12/31/2018	722,000	734,804
0.75%, 02/15/2019	5,000,000	5,010,350
0.88%, 05/15/2019	3,922,000	3,941,151
3.13%, 05/15/2019	10,774,000	11,517,654
1.50%, 05/31/2019	1,360,000	1,390,865
0.88%, 06/15/2019	7,298,000	7,334,205
1.00%, 11/30/2019	2,392,000	2,407,979
8.50%, 02/15/2020	4,750,000	6,055,138
3.50%, 05/15/2020	1,300,000	1,429,137
8.75%, 05/15/2020	2,000,000	2,598,828
1.63%, 06/30/2020	42,401,000	43,608,453
1.63%, 07/31/2020	15,569,000	16,012,966
2.63%, 08/15/2020	3,709,000	3,966,167
8.75%, 08/15/2020	6,304,000	8,311,433
2.13%, 08/31/2020	2,032,000	2,131,694
1.38%, 09/30/2020	13,816,000	14,069,648
2.63%, 11/15/2020	4,596,000	4,924,899
1.63%, 11/30/2020	3,776,000	3,887,067
2.00%, 11/30/2020	1,000,000	1,045,117
1.75%, 12/31/2020	2,523,000	2,610,220
3.63%, 02/15/2021	1,961,000	2,195,018
7.88%, 02/15/2021	900,000	1,180,617
1.13%, 02/28/2021	7,772,000	7,827,251
1.25%, 03/31/2021	1,996,000	2,019,625
1.38%, 04/30/2021	5,995,000	6,099,445
2.25%, 04/30/2021	1,800,000	1,905,469
3.13%, 05/15/2021	4,592,000	5,053,175
8.13%, 05/15/2021	1,718,000	2,300,979
1.38%, 05/31/2021	44,223,000	45,029,716
1.13%, 06/30/2021	28,633,000	28,778,398
2.13%, 08/15/2021	2,805,000	2,956,644
2.00%, 10/31/2021	15,000,000	15,715,425
8.00%, 11/15/2021	4,414,000	6,010,800
1.88%, 11/30/2021	10,000	10,417
1.50%, 01/31/2022	1,250,000	1,275,684
1.75%, 03/31/2022	36,045,000	37,251,678
1.75%, 05/15/2022	2,000,000	2,067,110
2.13%, 06/30/2022	2,000,000	2,109,376
2.00%, 07/31/2022	8,500,000	8,902,092
2.00%, 11/30/2022	14,055,000	14,712,732
2.00%, 02/15/2023	500,000	523,847

1.50%, 02/28/2023	4,497,000	4,564,455
1.63%, 04/30/2023	1,480,000	1,513,704
1.75%, 05/15/2023	9,000,000	9,286,524
1.63%, 05/31/2023	226,000	231,147
1.38%, 06/30/2023	2,430,000	2,442,908
2.50%, 08/15/2023	1,000,000	1,083,516
2.75%, 02/15/2024	1,000,000	1,104,141
2.50%, 05/15/2024	62,050,000	67,416,332
2.38%, 08/15/2024	2,000,000	2,153,594
1.63%, 05/15/2026	42,363,000	42,905,755
5.25%, 11/15/2028	19,540,500	27,508,588
5.38%, 02/15/2031	1,312,000	1,946,271
4.75%, 02/15/2037	28,202,000	41,950,475
4.38%, 02/15/2038	10,000,000	14,260,550
3.50%, 02/15/2039	127,774,100	161,309,818
4.25%, 05/15/2039	6,800,000	9,508,576
4.50%, 08/15/2039	706,000	1,021,163
4.38%, 11/15/2039	7,900,000	11,234,353
4.38%, 05/15/2040	3,600,000	5,125,781
3.88%, 08/15/2040	4,380,000	5,817,187
4.25%, 11/15/2040	2,000,000	2,802,734
2.75%, 11/15/2042	12,325,000	13,569,542
2.88%, 05/15/2043 (4)	46,700,000	52,548,428
3.00%, 11/15/2044	2,700,000	3,107,003
2.50%, 02/15/2045	10,415,000	10,853,565
3.00%, 05/15/2045	52,753,000	60,688,634
2.88%, 08/15/2045	22,029,000	24,743,039
3.00%, 11/15/2045	18,613,000	21,420,213
2.50%, 02/15/2046	22,690,000	23,648,131
2.50%, 05/15/2046	4,164,000	4,344,060
United States Treasury Strip Coupon
0.00%, 08/15/2016	3,966,000	3,964,382
0.00%, 11/15/2016	4,261,000	4,255,346
0.00%, 08/15/2017	4,176,000	4,150,096
0.00%, 11/15/2017	9,529,000	9,451,863
0.00%, 02/15/2018	3,658,000	3,622,203
0.00%, 08/15/2018	10,000,000	9,871,910
0.00%, 11/15/2018	500,000	492,514
0.00%, 05/15/2019	20,278,000	19,845,977
0.00%, 08/15/2019	22,357,000	21,809,388
0.00%, 11/15/2019	7,500,000	7,287,173
0.00%, 02/15/2020	6,078,000	5,889,849

0.00%, 05/15/2020	39,615,000	38,211,916
0.00%, 08/15/2020	25,243,000	24,289,294
0.00%, 02/15/2021	14,550,000	13,864,375
0.00%, 05/15/2021	14,843,000	14,096,115
0.00%, 08/15/2021	9,469,000	8,943,366
0.00%, 11/15/2021	11,144,000	10,466,556
0.00%, 02/15/2022	33,917,000	31,646,664
0.00%, 05/15/2022	18,154,000	16,868,316
0.00%, 08/15/2022	12,500,000	11,579,088
0.00%, 11/15/2022	17,400,000	16,028,549
0.00%, 02/15/2023	61,562,000	56,370,784
0.00%, 05/15/2023	33,770,000	30,737,893
0.00%, 08/15/2023	19,635,000	17,802,937
0.00%, 11/15/2023	9,300,000	8,378,798
0.00%, 02/15/2024	6,124,000	5,491,023
0.00%, 05/15/2024	1,322,000	1,179,128
0.00%, 08/15/2024	1,834,000	1,625,177
0.00%, 11/15/2024	6,105,000	5,384,396
0.00%, 02/15/2025	799,000	699,529
0.00%, 05/15/2025	3,279,000	2,851,012
0.00%, 08/15/2025	1,360,000	1,177,119
0.00%, 02/15/2026	1,000,000	854,688
0.00%, 05/15/2026	3,801,000	3,227,847
0.00%, 08/15/2026	1,681,000	1,421,699
0.00%, 11/15/2026	10,222,000	8,584,333
0.00%, 02/15/2027	20,416,000	17,060,304
0.00%, 05/15/2027	1,866,000	1,549,470
0.00%, 08/15/2027	4,314,000	3,558,735
0.00%, 11/15/2027	7,702,000	6,317,234
0.00%, 02/15/2028	7,769,000	6,321,107
0.00%, 05/15/2028	3,071,000	2,482,993
0.00%, 08/15/2028	6,918,000	5,567,599
0.00%, 11/15/2028	7,540,000	6,030,590
0.00%, 02/15/2029	7,537,000	5,993,144
0.00%, 05/15/2029	1,330,000	1,049,898
0.00%, 08/15/2029	4,738,000	3,718,349
0.00%, 11/15/2029	5,164,000	4,024,961
0.00%, 02/15/2030	15,187,000	11,756,849
0.00%, 05/15/2030	8,464,000	6,516,781
0.00%, 08/15/2030	13,772,000	10,534,341
0.00%, 11/15/2030	7,064,000	5,373,910
0.00%, 02/15/2031	9,298,000	7,022,287

0.00%, 05/15/2031	9,225,000	6,918,030
0.00%, 08/15/2031	11,262,000	8,399,447
0.00%, 11/15/2031	8,399,000	6,224,986
0.00%, 02/15/2032	15,909,000	11,707,242
0.00%, 05/15/2032	24,453,000	17,861,596
0.00%, 08/15/2032	10,925,000	7,927,737
0.00%, 11/15/2032	9,612,000	6,928,560
0.00%, 02/15/2033	3,000,000	2,144,220
0.00%, 05/15/2033	10,845,000	7,706,251
0.00%, 08/15/2033	4,212,000	2,968,714
0.00%, 11/15/2033	7,216,000	5,055,133
0.00%, 02/15/2034	8,759,000	6,077,783
0.00%, 05/15/2034	4,650,000	3,202,683
0.00%, 08/15/2034	2,895,000	1,978,368
0.00%, 11/15/2034	3,492,000	2,368,994
0.00%, 02/15/2035	1,824,000	1,229,048
0.00%, 05/15/2035	1,920,000	1,284,733
0.00%, 08/15/2035	175,000	116,315
0.00%, 05/15/2036	121,000	78,972
United States Treasury Strip Principal
0.00%, 08/15/2039	1,225,000	738,045
0.00%, 05/15/2044	16,765,000	8,595,701
0.00%, 05/15/2045	5,605,000	2,772,939
University of California
4.77%, 05/15/2115	2,064,000	2,240,183
West Contra Costa Unified School District
6.25%, 08/01/2030	215,000	263,549
Westlake City School District
5.23%, 12/01/2026	430,000	450,554

Total Government Related (Cost $1,980,483,221)		$2,140,425,422

Mortgage-Backed Obligations - 35.99%
A10 Securitization 2013-1 LLC
2.40%, 11/15/2025 (Acquired 10/28/2013, Cost $14,360) (1)	$14,388	$14,387
A10 Securitization 2015-1 LLC
2.10%, 04/15/2034 (Acquired 04/24/2015, Cost $2,349,585) (1)	2,349,749	2,342,296
3.13%, 04/15/2034 (Acquired 04/24/2015, Cost $861,994) (1)	862,000	868,302
A10 Term Asset Financing 2013-2 LLC
4.38%, 11/15/2027 (Acquired 10/30/2013, Cost $424,899) (1)	425,000	417,819
A10 Term Asset Financing 2014-1 LLC
1.72%, 04/15/2033 (Acquired 06/04/2014 through 01/20/2015, Cost $885,723) (1)	886,449	881,172
3.02%, 04/15/2033 (Acquired 06/04/2014, Cost $1,806,795) (1)	1,807,000	1,778,789

Access Point Funding Trust 2016-1
0.00%, 02/16/2021 (8)	2,966,376	2,972,517
ACRE Commercial Mortgage Trust 2014-FL2
2.48%, 08/15/2031 (Acquired 08/01/2014 through 12/03/2014, Cost $571,709) (1)	572,000	564,884
2.93%, 08/15/2031 (Acquired 08/01/2014 through 12/05/2014, Cost $721,293) (1)	722,000	711,588
3.83%, 08/15/2031 (Acquired 12/11/2014, Cost $400,000) (1)	400,000	383,966
Ajax Mortgage Loan Trust 2013-C
4.50%, 03/25/2053 (Acquired 11/15/2013, Cost $1,100,418) (1)(8)	1,104,150	1,096,027
Ajax Mortgage Loan Trust 2014-A
3.75%, 10/25/2057 (Acquired 09/30/2014, Cost $1,153,187) (1)	1,155,307	1,142,995
Ajax Mortgage Loan Trust 2015-B
3.88%, 07/25/2060 (Acquired 06/24/2015, Cost $1,357,145) (1)	1,359,838	1,346,068
Alternative Loan Trust 2002-11
6.25%, 10/25/2032	3,581	3,605
Alternative Loan Trust 2002-12
0.00%, 11/25/2032 PO	13,956	10,366
Alternative Loan Trust 2003-20CB
5.50%, 10/25/2033	516,217	519,229
Alternative Loan Trust 2003-22CB
6.00%, 12/25/2033	3,934,884	3,936,400
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034	1,070,826	1,062,606
Alternative Loan Trust 2005-1CB
6.65%, 03/25/2035 IO	304,050	70,288
Alternative Loan Trust 2005-20CB
4.30%, 07/25/2035 IO	972,032	141,923
Alternative Loan Trust 2005-22T1
4.62%, 06/25/2035 IO	930,510	164,081
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035	423,201	382,485
6.00%, 08/25/2035	12,818	9,053
Alternative Loan Trust 2005-37T1
4.60%, 09/25/2035 IO	3,275,779	632,702
Alternative Loan Trust 2005-50CB
5.00%, 11/25/2020	54,107	53,655
Alternative Loan Trust 2005-54CB
4.40%, 11/25/2035 IO	1,728,430	231,880
5.50%, 11/25/2035	437,557	382,871
5.50%, 11/25/2035	5,477	4,735
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035	177,783	160,954

Alternative Loan Trust 2005-J1
4.65%, 02/25/2035 IO	346,693	21,923
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036	105,896	77,022
Alternative Loan Trust 2006-43CB
6.00%, 02/25/2022	27,997	29,775
Alternative Loan Trust 2006-7CB
5.25%, 05/25/2021	144,312	138,279
Alternative Loan Trust 2006-J5
4.78%, 07/25/2021	50,719	45,891
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035 (Acquired 10/28/2013, Cost $49,638) (1)	48,501	49,971
American General Mortgage Loan Trust 2010-1
5.65%, 03/25/2058 (Acquired 10/28/2013, Cost $377,735) (1)	368,171	371,393
Angel Oak Mortgage Trust LLC 2015-1
4.50%, 11/25/2045 (Acquired 12/10/2015, Cost $1,532,278) (1)	1,535,374	1,540,136
ASG Resecuritization Trust 2009-1
2.51%, 06/26/2037 (Acquired 10/28/2013 through 03/03/2014, Cost $200,167) (1)	201,268	199,914
ASG Resecuritization Trust 2009-3
2.35%, 03/26/2037 (Acquired 10/28/2013, Cost $961,705) (1)	960,503	952,996
ASG Resecuritization Trust 2009-5
3.48%, 02/28/2037 (Acquired 10/28/2013, Cost $52,580) (1)	52,241	52,257
ASG Resecuritization Trust 2010-2
1.98%, 01/28/2037 (Acquired 10/28/2013, Cost $314,313) (1)	318,451	314,079
ASG Resecuritization Trust 2011-1
4.00%, 09/28/2020 (Acquired 10/28/2013, Cost $10,939) (1)	10,867	10,842
2.98%, 11/28/2035 (Acquired 10/28/2013, Cost $405,924) (1)	411,395	404,091
6.00%, 09/28/2036 (Acquired 10/28/2013, Cost $526,221) (1)	512,412	440,545
Assurant Commercial Mortgage Trust 2016-1
3.17%, 05/15/2049 (Acquired 05/13/2016, Cost $9,370,535) (1)	9,100,000	9,516,401
BAMLL Commercial Mortgage Securities Trust 2012-PARK
2.96%, 12/10/2030 (Acquired 10/28/2013, Cost $784,543) (1)	809,000	847,141
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.35%, 08/15/2046 (Acquired 08/01/2014, Cost $1,150,614) (1)	1,200,000	1,173,442
Banc of America Alternative Loan Trust 2003-11
4.75%, 01/25/2019	9,492	9,530
0.00%, 01/25/2034 PO	43,996	37,766
6.00%, 01/25/2034	347,503	356,276
6.00%, 01/25/2034	385,122	394,298
Banc of America Alternative Loan Trust 2003-7
5.00%, 09/25/2018	92,618	92,846
5.50%, 09/25/2033	391,745	395,061

Banc of America Alternative Loan Trust 2004-1
5.50%, 02/25/2019	37,431	37,753
6.00%, 02/25/2034	94,844	100,343
Banc of America Alternative Loan Trust 2004-11
5.50%, 12/25/2019	8,887	8,980
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2019 PO	11,248	10,952
Banc of America Alternative Loan Trust 2004-7
5.00%, 08/25/2019	163,848	165,783
Banc of America Alternative Loan Trust 2004-8
5.50%, 09/25/2019	76,454	74,517
Banc of America Alternative Loan Trust 2005-10
5.25%, 11/25/2020	35,850	36,162
Banc of America Alternative Loan Trust 2005-11
5.50%, 12/25/2035	21,513	19,528
Banc of America Alternative Loan Trust 2005-2
5.50%, 03/25/2020	12,997	13,177
5.50%, 03/25/2035	13,105	11,884
Banc of America Alternative Loan Trust 2005-4
5.50%, 05/25/2020	92,984	92,205
Banc of America Alternative Loan Trust 2005-5
5.50%, 06/25/2035	69,885	64,547
Banc of America Alternative Loan Trust 2005-9
5.50%, 10/25/2035	32,588	29,298
Banc of America Alternative Loan Trust 2006-5
6.00%, 06/25/2046	70,079	57,278
Banc of America Alternative Loan Trust 2007-1
5.84%, 04/25/2022	76,782	73,826
Banc of America Commercial Mortgage Trust 2006-3
5.89%, 07/10/2044	249,504	249,224
Banc of America Commercial Mortgage Trust 2006-5
0.87%, 09/10/2047 IO (Acquired 10/28/2013, Cost $272,847) (1)	11,701,482	16,877
5.41%, 09/10/2047	804,263	806,940
Banc of America Commercial Mortgage Trust 2006-6
5.37%, 10/10/2045	16,738	16,723
Banc of America Commercial Mortgage Trust 2007-5
5.36%, 02/10/2051	8,741,703	9,072,495
5.49%, 02/10/2051	2,944,822	3,030,978
Banc of America Commercial Mortgage Trust 2015-UBS7
3.71%, 09/15/2048	514,000	564,332
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034 PO	47,758	38,664

Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034	3,754,253	3,883,432
Banc of America Funding 2004-C Trust
3.08%, 12/20/2034	101,107	98,944
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035	62,601	59,847
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035 PO	46,960	37,583
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036 PO	19,477	13,466
Banc of America Funding 2005-C Trust
0.69%, 05/20/2035	5,810,717	5,363,567
Banc of America Funding 2005-E Trust
2.89%, 03/20/2035	126,759	124,833
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036 PO	28,215	21,764
Banc of America Funding 2010-R11 Trust
5.08%, 08/26/2035 (Acquired 10/28/2013, Cost $284,669) (1)	281,632	282,548
Banc of America Merrill Lynch Commercial Mortgage, Inc.
5.53%, 11/10/2042	92,759	92,676
4.73%, 07/10/2043	163,251	162,738
0.05%, 10/10/2045 IO (Acquired 10/28/2013, Cost $85,689) (1)	4,988,170	1,966
Banc of America Mortgage 2003-C Trust
3.18%, 04/25/2033	24,309	24,505
Banc of America Mortgage 2003-E Trust
3.27%, 06/25/2033	174,937	174,068
Banc of America Mortgage 2004-J Trust
3.15%, 11/25/2034	93,166	91,051
Banc of America Mortgage Trust 2004-1
0.00%, 02/25/2034 PO	1,246	1,128
Banc of America Mortgage Trust 2004-3
5.50%, 04/25/2034	106,706	107,320
Banc of America Mortgage Trust 2004-4
0.00%, 05/25/2034 PO	5,419	4,698
Banc of America Mortgage Trust 2004-5
4.75%, 06/25/2019	13,396	13,375
5.50%, 06/25/2034	72,736	73,550
Banc of America Mortgage Trust 2004-9
0.00%, 09/25/2032 PO	423	389
6.50%, 09/25/2032	37,587	38,893
Banc of America Mortgage Trust 2005-1
5.00%, 02/25/2020	65,487	66,468

Banc of America Re-REMIC Trust 2009-UBER1
5.68%, 06/24/2050 (Acquired 10/28/2013, Cost $661,018) (1)	610,040	615,980
Battalion CLO V Ltd.
2.13%, 04/17/2026 (Acquired 03/07/2014, Cost $9,630,742) (1)	9,650,000	9,589,244
BB-UBS Trust
2.89%, 06/05/2030 (Acquired 10/28/2013, Cost $2,848,748) (1)	2,941,000	3,012,908
BB-UBS Trust 2012-SHOW
3.43%, 11/05/2036 (Acquired 10/28/2013 through 12/04/2013, Cost $2,486,433) (1)	2,602,000	2,769,813
BCAP LLC 2009-RR13-I Trust
5.50%, 04/26/2037 (Acquired 10/28/2013, Cost $170,436) (1)	166,328	166,622
BCAP LLC 2009-RR14 Trust
2.76%, 08/26/2035 (Acquired 10/28/2013, Cost $388,545) (1)	409,680	410,621
BCAP LLC 2009-RR5 Trust
5.50%, 11/26/2034 (Acquired 10/28/2013, Cost $226,927) (1)	224,464	231,943
BCAP LLC 2010-RR12 Trust
2.82%, 01/26/2036 (Acquired 10/28/2013 through 02/01/2015, Cost $62,711) (1)	62,077	61,453
2.76%, 10/26/2036 (Acquired 10/28/2013, Cost $157,237) (1)	156,165	154,546
BCAP LLC 2010-RR5-I Trust
5.40%, 04/26/2037 (Acquired 10/28/2013, Cost $156,260) (1)	156,444	157,716
BCAP LLC 2010-RR6 Trust
3.03%, 06/26/2036 (Acquired 10/28/2013, Cost $72,720) (1)	70,935	70,634
BCAP LLC 2010-RR7 Trust
3.02%, 04/26/2035 (Acquired 10/28/2013, Cost $93,644) (1)	95,001	93,964
2.56%, 07/26/2045 (Acquired 10/28/2013, Cost $1,359,027) (1)	1,394,425	1,384,155
BCAP LLC 2010-RR8 Trust
3.08%, 05/26/2035 (Acquired 10/28/2013, Cost $613,933) (1)	631,486	619,592
BCAP LLC 2011-RR10 Trust
1.39%, 09/26/2037 (Acquired 10/28/2013, Cost $988,937) (1)	1,051,807	1,015,043
BCAP LLC 2011-RR11 Trust
4.00%, 08/26/2021 (Acquired 10/28/2013, Cost $92,642) (1)	91,980	92,226
3.00%, 08/26/2022 (Acquired 10/28/2013, Cost $23,431) (1)	23,381	23,341
BCAP LLC 2011-RR4-I Trust
5.00%, 08/26/2037 (Acquired 10/28/2013, Cost $819,329) (1)	816,342	824,998
BCAP LLC 2011-RR5-I Trust
0.60%, 05/28/2036 (Acquired 10/28/2013, Cost $205,758) (1)	215,667	214,598
BCAP LLC 2012-RR1 Trust
9.39%, 07/26/2037 (Acquired 10/28/2013, Cost $250,577) (1)	245,718	256,302
BCAP LLC 2012-RR10-I Trust
0.68%, 02/26/2037 (Acquired 10/28/2013, Cost $364,488) (1)	379,637	366,923
BCAP LLC 2012-RR3 Trust
2.38%, 05/26/2037 (Acquired 10/28/2013, Cost $703,790) (1)	710,240	707,775
BCAP LLC 2012-RR4 Trust
0.67%, 06/26/2047 (Acquired 10/28/2013, Cost $342,561) (1)	357,401	346,755

BCAP LLC 2015-RR1
1.44%, 09/11/2038 (Acquired 03/24/2015, Cost $1,351,599) (1)	1,428,097	1,326,732
Bear Stearns ALT-A Trust 2005-2
0.95%, 03/25/2035	249,523	242,948
Bear Stearns ARM Trust 2003-2
2.76%, 01/25/2033 (Acquired 10/28/2013, Cost $194,283) (1)	200,516	201,199
Bear Stearns ARM Trust 2003-7
2.81%, 10/25/2033	23,767	23,275
Bear Stearns ARM Trust 2004-2
3.37%, 05/25/2034	105,420	104,539
Bear Stearns ARM Trust 2005-5
2.38%, 08/25/2035	588,287	590,108
Bear Stearns ARM Trust 2006-1
2.58%, 02/25/2036	527,038	513,545
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034	78,808	78,138
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14
0.82%, 12/11/2038 IO (Acquired 10/28/2013, Cost $271,857) (1)	19,629,955	29,735
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24
5.54%, 10/12/2041	108,051	108,374
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
0.29%, 01/12/2045 IO (Acquired 10/28/2013, Cost $301,804) (1)	60,428,291	67,160
CD 2006-CD3 Mortgage Trust
0.64%, 10/15/2048 IO (Acquired 10/28/2013, Cost $186,549) (1)	7,332,882	55,274
CD 2007-CD4 Commercial Mortgage Trust
0.58%, 12/11/2049 IO (Acquired 10/28/2013, Cost $192,844) (1)	15,191,048	24,075
5.32%, 12/11/2049	5,524,961	5,583,059
CGBAM Commercial Mortgage Trust 2014-HD
1.24%, 02/15/2031 (Acquired 05/13/2014, Cost $747,820) (1)	747,820	740,988
Chase Mortgage Finance Trust Series 2006-A1
2.76%, 09/25/2036	278,015	246,533
Chase Mortgage Finance Trust Series 2007-A1
2.89%, 02/25/2037	102,822	101,297
2.90%, 02/25/2037	123,980	122,373
2.93%, 02/25/2037	29,330	29,250
3.04%, 02/25/2037	212,307	211,690
Chase Mortgage Finance Trust Series 2007-A2
2.71%, 07/25/2037	133,739	129,589
3.14%, 07/25/2037	84,835	84,115
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032 PO	18,047	15,468

CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034	54,903	57,231
5.75%, 04/25/2034	37,406	38,664
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034	246,264	254,088
CHL Mortgage Pass-Through Trust 2004-7
2.94%, 06/25/2034	17,183	16,766
CHL Mortgage Pass-Through Trust 2004-8
4.50%, 06/25/2019	85,664	87,211
CHL Mortgage Pass-Through Trust 2004-HYB1
2.75%, 05/20/2034	32,182	30,403
CHL Mortgage Pass-Through Trust 2004-HYB3
2.76%, 06/20/2034	141,994	134,728
CHL Mortgage Pass-Through Trust 2004-HYB6
2.69%, 11/20/2034	87,840	83,300
CHL Mortgage Pass-Through Trust 2004-J8
4.75%, 11/25/2019	9,919	10,053
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035	42,183	40,588
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035	21,789	20,299
CHL Mortgage Pass-Through Trust 2005-22
2.76%, 11/25/2035	335,723	269,442
Citicorp Mortgage Securities Trust Series 2006-1
5.00%, 02/25/2021	16,593	17,028
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036	111,789	112,310
Citigroup Commercial Mortgage Trust 2014-GC19
3.75%, 03/10/2047	7,125,000	7,814,598
Citigroup Commercial Mortgage Trust 2014-GC21
3.58%, 05/10/2047	6,920,000	7,510,339
Citigroup Commercial Mortgage Trust 2014-GC23
3.36%, 07/10/2047	12,300,000	13,194,264
Citigroup Commercial Mortgage Trust 2015-GC29
2.94%, 04/10/2048	10,000,000	10,365,007
Citigroup Commercial Mortgage Trust 2016-GC37
3.05%, 04/10/2049	13,750,000	14,318,739
Citigroup Global Markets Mortgage Securities VII, Inc.
0.00%, 12/25/2018 PO	1,500	1,364
3.95%, 04/25/2032 (Acquired 10/28/2013, Cost $33,155) (1)	33,613	33,262
7.00%, 06/25/2033	30,559	30,947
2.74%, 09/25/2033	224,734	222,274

Citigroup Mortgage Loan Trust 2008-AR4
2.97%, 11/25/2038 (Acquired 10/28/2013, Cost $723,974) (1)	718,220	712,654
Citigroup Mortgage Loan Trust 2009-10
2.51%, 09/25/2033 (Acquired 10/28/2013, Cost $550,695) (1)	545,037	547,827
7.00%, 12/25/2035 (Acquired 10/28/2013, Cost $326,461) (1)	318,674	326,966
Citigroup Mortgage Loan Trust 2009-11
5.75%, 05/25/2037 (Acquired 10/28/2013, Cost $285,302) (1)	281,022	284,249
Citigroup Mortgage Loan Trust 2009-5
6.00%, 06/25/2036 (Acquired 10/28/2013, Cost $158,883) (1)	157,104	158,681
Citigroup Mortgage Loan Trust 2009-8
6.00%, 11/25/2036 (Acquired 10/28/2013, Cost $116,899) (1)	114,106	116,995
Citigroup Mortgage Loan Trust 2010-10
2.70%, 02/25/2036 (Acquired 10/28/2013, Cost $216,233) (1)	215,030	215,964
Citigroup Mortgage Loan Trust 2010-3
2.58%, 02/25/2036 (Acquired 10/28/2013, Cost $71,229) (1)	71,069	70,320
Citigroup Mortgage Loan Trust 2010-7
2.76%, 02/25/2035 (Acquired 10/28/2013, Cost $72,878) (1)	72,278	71,586
Citigroup Mortgage Loan Trust 2010-8
4.00%, 11/25/2036 (Acquired 10/28/2013, Cost $589,673) (1)	587,193	588,788
4.50%, 12/25/2036 (Acquired 10/28/2013, Cost $839,849) (1)	828,258	833,362
Citigroup Mortgage Loan Trust 2015-A
4.50%, 06/25/2058 (Acquired 03/31/2015, Cost $481,811) (1)	488,608	502,420
Citigroup Mortgage Loan Trust, Inc.
0.00%, 12/25/2018 PO	4,071	3,964
0.00%, 12/25/2018 PO	2,358	2,290
5.50%, 12/25/2018	18,518	18,482
0.00%, 09/25/2033 PO	9,861	8,800
7.00%, 09/25/2033	8,538	8,668
0.00%, 10/25/2033 PO	9,941	8,916
5.25%, 10/25/2033	73,564	74,425
0.83%, 12/25/2033	54,065	52,126
2.65%, 08/25/2034	58,012	55,543
2.78%, 02/25/2035	38,277	30,367
5.50%, 05/25/2035	199,527	203,833
3.38%, 08/25/2035	117,771	84,471
5.50%, 11/25/2035	20,824	20,649
6.00%, 11/25/2035	4,891,716	4,419,544
Citigroup Commercial Mortgage Trust 2016-C1
2.94%, 05/10/2049	10,100,000	10,421,126
COBALT CMBS Commercial Mortgage Trust 2006-C1
0.94%, 08/15/2048 IO	11,747,576	30,515
5.22%, 08/15/2048	324,453	325,400
5.25%, 08/15/2048	578,000	578,340

COMM 2012-9W57 Mortgage Trust
2.36%, 02/10/2029 (Acquired 10/28/2013 through 06/24/2016, Cost $10,706,986) (1)	10,596,000	10,651,522
COMM 2012-CCRE1 Mortgage Trust
3.39%, 05/15/2045	4,035,538	4,345,151
COMM 2012-CCRE2 Mortgage Trust
1.90%, 08/15/2045 IO	3,042,142	246,992
3.15%, 08/15/2045	9,614,464	10,235,706
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030 (Acquired 10/28/2013, Cost $530,827) (1)	516,000	584,315
COMM 2013-CCRE10 Mortgage Trust
3.92%, 08/10/2046	4,125,000	4,569,428
COMM 2013-CCRE11 Mortgage Trust
3.98%, 10/10/2046	1,770,000	1,963,006
COMM 2013-CCRE12 Mortgage Trust
3.77%, 10/10/2046	7,700,000	8,472,703
COMM 2013-CCRE9 Mortgage Trust
4.02%, 07/10/2045	4,000,000	4,448,575
COMM 2013-SFS Mortgage Trust
3.09%, 04/12/2035 (Acquired 10/28/2013, Cost $680,884) (1)	708,000	743,437
COMM 2014-CCRE15 Mortgage Trust
2.93%, 02/10/2047	6,100,000	6,305,599
COMM 2014-CCRE19 Mortgage Trust
3.80%, 08/10/2047	5,000,000	5,503,702
COMM 2014-CCRE20 Mortgage Trust
3.33%, 11/10/2047	12,000,000	12,843,458
COMM 2014-PAT Mortgage Trust
1.25%, 08/13/2027 (Acquired 09/18/2014, Cost $1,649,000) (1)	1,649,000	1,632,467
COMM 2014-TWC Mortgage Trust
1.29%, 02/13/2032 (Acquired 01/30/2014 through 08/12/2014, Cost $3,250,826) (1)	3,250,000	3,229,331
2.05%, 02/13/2032 (Acquired 08/12/2014, Cost $1,001,825) (1)	1,000,000	987,917
COMM 2014-UBS4 Mortgage Trust
2.96%, 08/10/2047	11,000,000	11,443,153
COMM 2015-CCRE24 Mortgage Trust
3.43%, 08/10/2055	7,500,000	8,068,073
3.70%, 08/10/2055	770,833	844,366
COMM 2015-CCRE25 Mortgage Trust
3.51%, 08/10/2048	13,200,000	14,232,920
3.76%, 08/10/2048	4,456,000	4,888,977
COMM 2015-LC21 Mortgage Trust
3.71%, 07/10/2048	924,527	1,012,989
Commercial Mortgage Trust 2006-GG7
6.06%, 07/10/2038	167,357	167,195

COOF Securitization Trust 2014-1 Ltd.
2.99%, 06/25/2040 IO (Acquired 05/16/2014, Cost $411,187) (1)	2,699,418	343,833
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.21%, 01/15/2049 IO (Acquired 10/28/2013, Cost $70,877) (1)	22,717,379	12,649
Credit Suisse First Boston Mortgage Securities Co.
4.50%, 10/25/2018	4,231	4,204
5.00%, 10/25/2018	22,463	22,508
0.00%, 08/25/2019 PO	1,359	1,347
5.25%, 08/25/2019	79,299	80,385
6.74%, 02/25/2033	127,146	128,556
3.13%, 06/25/2033	68,156	67,392
5.25%, 07/25/2033	3,374,978	3,465,193
5.25%, 09/25/2033	127,519	130,746
0.00%, 10/25/2033 PO	100,218	86,176
5.25%, 11/25/2033	72,965	73,841
5.25%, 11/25/2033	183,587	185,663
5.50%, 09/25/2034	113,980	118,976
5.50%, 12/25/2034	180,262	187,688
0.00%, 10/25/2035 PO	27,142	19,046
5.50%, 10/25/2035 IO	395,430	27,048
0.00%, 11/25/2035 PO	20,399	12,531
Credit Suisse Mortgage Capital Certificates
6.00%, 01/27/2038 (Acquired 10/28/2013, Cost $144,247) (1)	142,183	143,916
CSAIL 2015-C4 Commercial Mortgage Trust
3.54%, 11/15/2048	7,500,000	7,989,526
3.81%, 11/15/2048	1,027,000	1,131,037
CSMC Series 2010-11R
1.45%, 06/28/2047 (Acquired 10/28/2013, Cost $3,454,908) (1)	3,582,711	3,435,382
CSMC Series 2010-17R
2.67%, 06/26/2036 (Acquired 10/28/2013, Cost $262,685) (1)	257,898	259,593
CSMC Series 2011-16R
3.40%, 12/27/2036 (Acquired 10/28/2013, Cost $419,687) (1)	416,138	416,436
CSMC Series 2011-6R
2.93%, 07/28/2036 (Acquired 10/28/2013, Cost $141,333) (1)	142,569	143,222
CSMC Series 2012-2R
2.63%, 03/27/2047 (Acquired 10/28/2013 through 06/01/2014, Cost $183,985) (1)	188,937	187,201
CSMC Series 2012-3R
2.50%, 07/27/2037 (Acquired 10/28/2013, Cost $352,319) (1)	352,848	354,412
CSMC Trust 2014-USA
3.95%, 09/15/2037 (Acquired 10/15/2015, Cost $1,209,486) (1)	1,145,000	1,252,122
DBUBS 2011-LC2 Mortgage Trust
1.15%, 07/10/2044 IO (Acquired 10/28/2013, Cost $214,676) (1)	2,770,202	119,652

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1
5.82%, 02/25/2020	69,161	69,911
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3
4.99%, 06/25/2020	94,956	94,770
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-1
0.00%, 10/25/2018 PO	1,809	1,777
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-4
6.00%, 04/25/2034	2,060	2,090
Fannie Mae
3.50%, 07/15/2026 (3)	22,330,000	23,658,896
3.00%, 07/15/2027 (3)	29,385,000	30,810,058
3.00%, 07/15/2042 (3)	45,815,000	47,543,802
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039	126,091	145,052
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040	174,448	211,553
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042	184,195	221,686
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044	50,745	61,533
Fannie Mae Grantor Trust 2004-T2
3.63%, 07/25/2043	227,714	236,316
7.50%, 11/25/2043	379,146	456,764
Fannie Mae Grantor Trust 2004-T3
9.12%, 01/25/2044	49,949	45,406
6.50%, 02/25/2044	537,644	614,363
7.00%, 02/25/2044	218,746	263,088
Fannie Mae Interest Strip
10.00%, 09/25/2017 IO	48	2
4.50%, 07/25/2018 IO	26,863	846
4.50%, 08/25/2018 IO	37,588	917
5.50%, 08/25/2018 IO	19,389	598
10.50%, 03/25/2019 IO	76	6
4.50%, 11/25/2020 IO	6,776	312
7.50%, 04/25/2023 IO	1,726	316
9.00%, 03/25/2024	1,300	1,570
0.00%, 09/25/2024 PO	132,209	123,459
0.00%, 01/25/2033 PO	18,076	16,755
5.00%, 12/25/2033 IO	23,362	4,254
5.50%, 05/25/2036 IO	97,324	18,274
5.50%, 08/25/2036 IO	64,275	12,339
5.50%, 04/25/2037 IO	27,608	4,623

6.00%, 01/25/2038 IO	65,377	11,173
0.95%, 08/25/2042	1,146,011	1,136,257
1.00%, 08/25/2042	3,274,237	3,257,740
Fannie Mae Pool
1.94%, 01/01/2017	483,009	482,828
5.50%, 03/01/2017	1,791	1,807
6.50%, 03/01/2017	530	533
7.00%, 03/01/2017	361	363
7.00%, 03/01/2017	702	706
7.50%, 03/01/2017	65	65
5.24%, 05/01/2017	878,575	894,771
7.00%, 05/01/2017	656	665
7.00%, 06/01/2017	421	424
7.00%, 06/01/2017	540	544
3.39%, 08/01/2017	274,000	279,161
6.00%, 08/01/2017	799	805
6.50%, 08/01/2017	667	676
5.50%, 09/01/2017	2,441	2,477
7.00%, 09/01/2017	1,049	1,069
2.49%, 10/01/2017	449,575	455,142
2.62%, 10/01/2017	599,000	607,155
2.69%, 10/01/2017	385,613	391,070
5.90%, 10/01/2017	2,251,161	2,369,739
6.50%, 10/01/2017	997	1,004
6.00%, 11/01/2017	10,374	10,503
6.00%, 11/01/2017	1,048	1,062
6.50%, 11/01/2017	341	342
7.00%, 11/01/2017	56	57
3.38%, 01/01/2018	1,032,000	1,057,994
3.52%, 01/01/2018	625,855	642,787
3.63%, 01/01/2018	310,000	318,822
5.50%, 02/01/2018	11,104	11,394
5.50%, 02/01/2018	19,471	19,892
3.80%, 03/01/2018	568,846	588,409
6.00%, 03/01/2018	2,578	2,609
6.50%, 03/01/2018	923	926
5.00%, 04/01/2018	7,574	7,791
4.50%, 05/01/2018	4,069	4,173
5.00%, 05/01/2018	11,590	11,923
5.00%, 05/01/2018	24,029	24,714
6.00%, 05/01/2018	3,267	3,354
9.00%, 05/01/2018	347	351

3.64%, 06/01/2018	688,838	715,481
3.74%, 06/01/2018	1,873,112	1,941,191
4.50%, 06/01/2018	5,578	5,721
5.00%, 06/01/2018	25,601	26,330
5.00%, 06/01/2018	18,253	18,750
5.00%, 06/01/2018	4,863	5,000
5.00%, 07/01/2018	30,050	30,925
4.50%, 08/01/2018	5,804	5,960
5.00%, 08/01/2018	15,411	15,827
5.00%, 09/01/2018	22,268	22,918
4.50%, 10/01/2018	12,794	13,121
5.00%, 10/01/2018	13,191	13,553
5.00%, 10/01/2018	14,201	14,594
4.50%, 11/01/2018	23,338	23,963
5.00%, 11/01/2018	3,646	3,769
5.00%, 11/01/2018	13,675	14,047
5.00%, 11/01/2018	31,549	32,501
6.07%, 11/01/2018	583,395	604,273
3.04%, 12/01/2018	1,238,000	1,294,952
5.00%, 12/01/2018	214	220
5.00%, 12/01/2018	66,388	68,276
9.50%, 12/01/2018	808	848
1.88%, 01/01/2019	340	352
6.00%, 01/01/2019	5,336	5,427
0.99%, 02/01/2019	4,684,996	4,674,973
2.19%, 03/01/2019	792	808
4.50%, 03/01/2019	18,785	19,299
6.00%, 03/01/2019	13,541	13,822
2.14%, 04/01/2019	1,974,068	2,023,358
3.50%, 04/01/2019	18,876	20,013
5.00%, 04/01/2019	61,385	63,752
5.00%, 04/01/2019	1,324	1,360
10.50%, 04/15/2019	3,456	3,716
2.19%, 05/01/2019	953,893	979,537
4.50%, 05/01/2019	5,221	5,364
2.45%, 06/01/2019	1,593,305	1,647,468
4.50%, 06/01/2019	40,449	41,554
1.94%, 07/01/2019	1,295,785	1,324,180
2.20%, 07/01/2019	723,424	744,041
2.37%, 07/01/2019	1,548,000	1,611,080
5.50%, 07/01/2019	49,231	51,350
6.00%, 07/01/2019	2,701	2,743

2.03%, 08/01/2019	239,717	248,009
2.63%, 08/01/2019	105	105
5.50%, 08/01/2019	54,610	56,980
5.00%, 09/01/2019	1,660	1,719
5.50%, 09/01/2019	40,353	42,365
9.00%, 09/01/2019	47	47
5.00%, 10/01/2019	11,862	12,372
6.00%, 10/01/2019	12,776	13,163
4.13%, 11/01/2019	877,000	954,136
4.24%, 11/01/2019	344,573	374,920
4.50%, 11/01/2019	16,047	16,474
4.50%, 11/01/2019	27,452	28,164
4.50%, 11/01/2019	8,880	9,135
1.47%, 12/01/2019	805,641	813,297
1.69%, 12/01/2019	1,032,000	1,049,606
4.18%, 12/01/2019	463,927	504,711
4.26%, 12/01/2019	932,155	1,016,583
4.50%, 12/01/2019	27,812	28,619
4.51%, 12/01/2019	2,000,594	2,187,198
4.28%, 01/01/2020	1,844,188	1,996,711
4.54%, 01/01/2020	328,424	360,458
5.50%, 01/01/2020	104,042	108,438
4.37%, 02/01/2020	1,132,773	1,242,352
4.40%, 02/01/2020	6,347,000	6,985,213
4.40%, 02/01/2020	289,000	317,923
5.50%, 03/01/2020	16,777	17,303
6.00%, 03/01/2020	11,157	11,664
4.00%, 04/01/2020	6,903	7,018
4.35%, 04/01/2020	1,464,876	1,611,269
4.38%, 04/01/2020	1,648,556	1,811,285
2.01%, 06/01/2020	9,288,000	9,548,938
5.50%, 06/01/2020	33,415	34,965
5.50%, 06/01/2020	122,429	125,983
3.74%, 07/01/2020	561,669	608,523
3.93%, 07/01/2020	1,460,196	1,591,395
3.95%, 07/01/2020	826,000	901,044
3.95%, 07/01/2020	702,521	768,704
4.07%, 07/01/2020	3,107,406	3,399,214
5.50%, 07/01/2020	27,378	28,187
3.89%, 08/01/2020	1,209,025	1,319,250
3.96%, 08/01/2020	975,061	1,066,837
4.30%, 08/01/2020	470,345	481,687

6.50%, 08/01/2020	4,986	5,239
3.43%, 09/01/2020	936,027	1,009,594
3.60%, 09/01/2020	188,489	204,581
3.85%, 09/01/2020	1,701,386	1,859,059
3.29%, 10/01/2020	789,587	848,620
3.36%, 10/01/2020	817,517	880,437
3.50%, 10/01/2020	1,130,162	1,223,407
3.54%, 10/01/2020	991,000	1,074,411
3.59%, 10/01/2020	1,496,985	1,626,650
3.92%, 10/01/2020	689,464	754,121
3.23%, 11/01/2020	581,304	622,851
3.27%, 11/01/2020	778,437	837,051
3.35%, 11/01/2020	638,535	686,579
2.00%, 12/01/2020	1,548,000	1,592,094
3.48%, 12/01/2020	870,728	942,214
3.54%, 12/01/2020	853,541	923,249
3.70%, 12/01/2020	374,046	407,025
3.83%, 12/01/2020	892,840	976,421
3.56%, 01/01/2021	2,093,972	2,274,164
3.77%, 01/01/2021	1,181,942	1,294,816
3.87%, 01/01/2021	1,169,051	1,283,428
3.93%, 01/01/2021	399,136	438,559
4.05%, 01/01/2021	482,000	532,162
4.28%, 01/01/2021	704,506	779,470
4.45%, 01/01/2021	420,362	470,165
4.64%, 01/01/2021	1,254,819	1,414,460
4.33%, 02/01/2021	492,734	550,168
4.16%, 03/01/2021	1,707,457	1,895,206
6.00%, 03/01/2021	39,594	42,445
8.00%, 03/01/2021	67	68
4.25%, 04/01/2021	784,000	875,859
4.25%, 04/01/2021	1,032,000	1,152,916
4.30%, 04/01/2021	296,601	330,764
4.33%, 04/01/2021	719,459	799,387
6.00%, 04/01/2021	13,791	14,678
6.00%, 04/01/2021	70,864	73,335
4.36%, 05/01/2021	1,504,289	1,684,199
4.39%, 05/01/2021	756,848	847,264
3.97%, 06/01/2021	628,690	694,435
4.02%, 06/01/2021	691,000	767,014
4.10%, 06/01/2021	676,630	750,447
4.19%, 06/01/2021	543,686	605,194

4.24%, 06/01/2021	1,700,315	1,896,823
4.26%, 06/01/2021	719,765	796,650
4.30%, 06/01/2021	1,246,315	1,395,790
4.34%, 06/01/2021	1,858,000	2,089,484
4.48%, 06/01/2021	929,000	1,049,458
3.86%, 07/01/2021	953,223	1,049,698
3.89%, 07/01/2021	913,000	1,006,982
3.94%, 07/01/2021	1,032,000	1,144,107
3.99%, 07/01/2021	530,702	586,891
4.06%, 07/01/2021	998,000	1,107,538
4.26%, 07/01/2021	2,252,000	2,519,265
4.31%, 07/01/2021	928,816	1,042,469
6.00%, 07/01/2021	7,482	7,827
4.05%, 08/01/2021	177,264	196,668
4.13%, 08/01/2021	776,682	864,098
4.50%, 08/01/2021	2,838,000	3,218,660
6.00%, 08/01/2021	86,012	91,018
3.77%, 09/01/2021	2,776,000	3,051,034
3.78%, 09/01/2021	725,448	797,872
3.85%, 09/01/2021	859,027	947,687
3.88%, 09/01/2021	1,713,488	1,886,160
3.89%, 09/01/2021	1,445,000	1,597,342
3.92%, 09/01/2021	653,577	722,675
3.31%, 10/01/2021	1,677,612	1,812,205
3.40%, 10/01/2021	348,011	377,353
4.07%, 10/01/2021	1,786,078	1,988,775
3.43%, 11/01/2021	989,142	1,073,805
5.00%, 11/01/2021	157,668	163,236
3.03%, 12/01/2021	949,054	1,014,449
3.31%, 12/01/2021	383,631	415,055
3.42%, 12/01/2021	5,087,858	5,586,882
3.83%, 12/01/2021	1,548,000	1,719,561
6.00%, 12/01/2021	41,181	43,984
2.97%, 01/01/2022	760,926	811,642
3.03%, 01/01/2022	875,738	935,411
3.09%, 01/01/2022	1,329,760	1,426,275
3.12%, 01/01/2022	1,238,000	1,331,376
3.20%, 01/01/2022	826,000	890,870
2.99%, 02/01/2022	285,561	305,078
3.06%, 02/01/2022	863,000	927,820
3.09%, 02/01/2022	1,092,938	1,172,898
3.14%, 02/01/2022	476,752	512,383

1.24%, 03/01/2022	944,437	943,563
2.75%, 03/01/2022	955,111	1,009,324
3.08%, 03/01/2022	418,437	449,106
3.14%, 03/01/2022	296,737	319,132
3.21%, 03/01/2022	310,000	335,658
2.70%, 04/01/2022	1,618,176	1,705,046
3.08%, 04/01/2022	989,433	1,064,277
3.73%, 04/01/2022	2,424,926	2,682,706
6.50%, 04/01/2022	31,666	34,049
2.77%, 05/01/2022	1,651,000	1,749,486
2.86%, 05/01/2022	1,439,690	1,530,919
2.90%, 05/01/2022	960,054	1,022,883
2.94%, 05/01/2022	1,055,140	1,126,356
3.02%, 05/01/2022	666,379	714,281
3.10%, 05/01/2022	784,574	844,592
3.12%, 05/01/2022	961,544	1,035,505
6.50%, 05/01/2022	7,345	8,453
2.60%, 06/01/2022	852,453	895,926
2.76%, 06/01/2022	1,605,000	1,701,918
2.67%, 07/01/2022	624,000	656,998
2.69%, 07/01/2022	1,006,188	1,061,998
2.71%, 07/01/2022	1,000,000	1,056,756
2.82%, 07/01/2022	1,095,393	1,163,197
2.65%, 08/01/2022	1,032,000	1,088,522
2.47%, 09/01/2022	383,437	400,052
4.03%, 09/01/2022	1,214,701	1,375,399
2.39%, 10/01/2022	653,143	680,542
2.52%, 10/01/2022	980,684	1,026,129
2.57%, 10/01/2022	606,913	636,843
2.64%, 10/01/2022	676,046	711,816
2.37%, 11/01/2022	481,773	501,538
2.38%, 11/01/2022	872,425	908,758
2.41%, 11/01/2022	604,164	628,585
2.44%, 11/01/2022	830,488	865,428
2.45%, 11/01/2022	1,401,000	1,459,413
2.47%, 11/01/2022	516,000	538,202
2.55%, 11/01/2022	1,263,784	1,324,793
2.55%, 11/01/2022	403,696	423,184
7.50%, 11/01/2022	2,291	2,476
2.24%, 12/01/2022	652,750	674,871
2.28%, 12/01/2022	1,035,894	1,073,334
2.32%, 12/01/2022	384,407	399,130

2.34%, 12/01/2022	2,384,142	2,478,450
2.38%, 12/01/2022	501,811	522,796
2.39%, 12/01/2022	1,066,469	1,111,626
2.40%, 12/01/2022	1,632,000	1,695,070
2.42%, 12/01/2022	1,182,961	1,231,644
2.66%, 12/01/2022	1,500,000	1,611,567
6.50%, 12/01/2022	30,751	35,390
0.79%, 01/01/2023	4,372,450	4,370,078
0.83%, 01/01/2023	777,237	782,258
2.15%, 01/01/2023	492,113	506,276
2.33%, 01/01/2023	1,729,422	1,797,026
2.34%, 01/01/2023	1,381,897	1,436,682
2.37%, 01/01/2023	1,111,024	1,156,920
2.45%, 01/01/2023	738,814	770,608
2.51%, 01/01/2023	949,000	991,185
2.60%, 01/01/2023	778,792	818,961
0.82%, 02/01/2023	1,135,000	1,138,629
2.40%, 02/01/2023	1,465,000	1,521,856
2.45%, 02/01/2023	1,290,000	1,344,331
6.00%, 02/01/2023	349,791	385,063
2.49%, 03/01/2023	808,203	843,668
2.50%, 04/01/2023	1,445,000	1,506,876
2.64%, 04/01/2023	356,704	374,066
2.70%, 04/01/2023	636,478	671,773
2.52%, 05/01/2023	3,302,000	3,465,282
2.54%, 05/01/2023	310,000	324,787
5.00%, 05/01/2023	29,402	31,570
2.42%, 06/01/2023	908,403	944,690
2.76%, 06/01/2023	1,912,782	2,020,068
2.77%, 06/01/2023	929,000	983,288
2.64%, 07/01/2023	413,000	433,986
3.67%, 07/01/2023	4,850,000	5,396,914
3.74%, 07/01/2023	568,000	632,321
3.59%, 08/01/2023	1,135,000	1,252,790
4.18%, 09/01/2023	1,420,174	1,621,887
3.76%, 10/01/2023	978,328	1,091,218
3.38%, 12/01/2023	2,500,000	2,743,079
3.50%, 12/01/2023	2,234,000	2,461,746
3.45%, 01/01/2024	1,800,000	1,979,240
6.00%, 01/01/2024	94,621	104,294
6.00%, 01/01/2024	269,532	295,983
7.00%, 01/01/2024	594	664

6.50%, 02/01/2024	132,897	146,714
10.00%, 02/01/2024	655	658
3.32%, 05/01/2024	2,500,000	2,733,501
8.00%, 05/01/2024	740	828
6.00%, 07/01/2024	64,077	71,196
6.50%, 07/01/2024	66,915	77,010
8.50%, 07/01/2024	1,678	1,965
5.00%, 08/01/2024	102,263	109,786
0.92%, 09/01/2024	3,747,146	3,756,332
7.50%, 10/01/2024	737	832
0.81%, 12/01/2024	5,000,000	5,012,233
2.90%, 12/01/2024	2,000,000	2,118,814
2.92%, 12/01/2024	1,000,000	1,060,557
3.08%, 12/01/2024	1,977,750	2,133,056
3.11%, 12/01/2024	2,500,000	2,687,061
2.93%, 01/01/2025	1,987,727	2,107,989
2.99%, 01/01/2025	1,580,000	1,682,620
3.64%, 01/01/2025	568,732	629,823
0.82%, 03/01/2025	3,891,134	3,899,195
2.70%, 04/01/2025	5,000,000	5,231,427
6.50%, 04/01/2025	9,546	10,987
2.68%, 05/01/2025	1,964,746	2,052,503
8.50%, 05/01/2025	80	81
5.50%, 07/01/2025	115,609	129,744
3.10%, 09/01/2025	5,000,000	5,374,503
3.77%, 12/01/2025	3,500,000	3,946,642
3.50%, 01/01/2026	593,073	632,034
7.00%, 04/01/2026	6,355	6,765
6.00%, 07/01/2026	64,098	73,200
3.29%, 08/01/2026	3,000,000	3,277,227
3.29%, 08/01/2026	1,500,000	1,640,678
4.55%, 08/01/2026	1,052,649	1,234,942
4.76%, 08/01/2026	1,057,692	1,266,828
4.77%, 08/01/2026	672,855	806,120
6.50%, 08/01/2026	114,133	133,111
3.25%, 09/01/2026	1,500,000	1,637,803
3.24%, 10/01/2026	1,945,420	2,118,237
3.12%, 11/01/2026	1,000,000	1,081,555
3.29%, 11/01/2026	2,000,000	2,187,122
3.14%, 12/01/2026	1,948,340	2,106,623
3.24%, 12/01/2026	1,500,000	1,630,119
3.26%, 12/01/2026	1,000,000	1,092,191

4.66%, 12/01/2026	1,150,489	1,374,397
3.12%, 02/01/2027	1,492,181	1,613,294
3.34%, 02/01/2027	1,500,000	1,644,608
2.91%, 03/01/2027	10,000,000	10,627,509
3.50%, 03/01/2027	3,823,835	4,059,207
8.00%, 03/01/2027	8,011	9,156
3.00%, 04/01/2027	1,024,230	1,075,668
3.03%, 04/01/2027	1,500,000	1,602,185
2.79%, 05/01/2027	2,000,000	2,097,791
2.81%, 05/01/2027	2,000,000	2,092,761
2.83%, 05/01/2027	8,000,000	8,418,971
3.00%, 05/01/2027	6,128,465	6,437,719
3.00%, 06/01/2027	2,000,000	2,130,807
8.00%, 06/01/2027	8,962	10,296
2.50%, 07/01/2027 (3)	45,505,000	47,079,901
3.50%, 07/01/2027	4,690,117	4,978,349
6.00%, 07/01/2027	82,422	94,126
2.50%, 09/01/2027	791,390	821,225
2.58%, 09/01/2027	8,390	8,922
7.00%, 09/01/2027	1,262	1,495
6.00%, 11/01/2027	35,840	40,929
2.50%, 12/01/2027	1,839,164	1,908,381
6.00%, 12/01/2027	112,254	128,193
6.00%, 01/01/2028	177,291	202,466
2.50%, 03/01/2028	6,275,790	6,513,124
2.50%, 04/01/2028	7,424,745	7,705,131
5.00%, 05/01/2028	39,998	44,369
8.00%, 06/01/2028	5,006	5,717
9.50%, 07/01/2028	1,377	1,494
2.57%, 07/25/2028	5,400,000	5,442,174
3.00%, 08/01/2028	2,448,533	2,571,996
3.00%, 09/01/2028	3,520,877	3,713,979
8.00%, 09/01/2028	13,932	16,473
2.50%, 10/01/2028	836,333	867,926
6.00%, 10/01/2028	146,880	167,737
8.00%, 11/01/2028	42,438	52,881
3.00%, 12/01/2028	1,518,589	1,593,102
6.00%, 12/01/2028	4,731	5,403
6.00%, 01/01/2029	6,792	7,814
7.00%, 01/01/2029	9,314	10,433
3.80%, 03/01/2029	5,147	5,456
6.50%, 03/01/2029	23,062	26,634

4.50%, 08/01/2029	322,196	351,441
4.50%, 09/01/2029	362,031	394,892
6.00%, 09/01/2029	99,485	113,612
3.63%, 10/01/2029	1,470,105	1,636,681
6.50%, 11/01/2029	903,515	1,057,424
3.55%, 02/01/2030	1,500,000	1,668,468
8.50%, 02/01/2030	1,567	1,582
2.50%, 04/01/2030	3,555,399	3,693,354
3.03%, 04/01/2030	3,500,000	3,723,763
3.08%, 04/01/2030	2,000,000	2,130,818
2.50%, 05/01/2030	4,395,951	4,553,055
2.92%, 05/01/2030	4,000,000	4,163,828
2.94%, 05/01/2030	2,500,000	2,624,727
2.96%, 06/01/2030	2,032,619	2,140,377
3.13%, 06/01/2030	1,000,000	1,059,562
3.20%, 06/01/2030	1,000,000	1,076,386
3.30%, 07/01/2030	1,005,000	1,095,223
3.34%, 07/01/2030	1,500,000	1,638,333
3.39%, 09/01/2030	1,976,262	2,156,901
3.26%, 10/01/2030	5,192,921	5,615,077
3.00%, 11/01/2030	3,845,369	4,061,990
3.00%, 11/01/2030	3,848,896	4,063,175
9.00%, 12/01/2030	1,409	1,423
3.00%, 02/01/2031	17,065,435	17,902,795
5.00%, 04/01/2031	201,165	227,823
6.50%, 08/01/2031	22,278	25,639
4.00%, 11/01/2031	8,742,753	9,466,459
6.50%, 02/01/2032	96,574	113,222
7.00%, 06/01/2032	5,768	6,201
3.50%, 07/01/2032	195,861	208,603
7.00%, 08/01/2032	2,735	2,928
5.50%, 11/01/2032	70,569	80,510
3.50%, 12/01/2032	531,220	565,479
5.00%, 12/01/2032	2,557	2,757
6.00%, 12/01/2032	255,092	295,103
6.00%, 12/01/2032	35,576	41,281
3.50%, 02/01/2033	932,167	992,288
5.50%, 02/01/2033	3,977	4,503
7.00%, 02/01/2033	1,818	1,979
5.50%, 03/01/2033	137,406	158,245
6.00%, 03/01/2033	6,902	7,976
6.00%, 03/01/2033	3,227	3,685

6.00%, 03/01/2033	4,606	5,291
6.00%, 03/01/2033	8,252	9,445
6.00%, 03/01/2033	9,046	10,494
5.50%, 04/01/2033	96,342	109,275
6.00%, 05/01/2033	32,465	38,168
3.50%, 06/01/2033	334,149	355,840
5.00%, 06/01/2033	28,940	32,567
7.00%, 06/01/2033	161,325	194,929
5.00%, 07/01/2033	38,771	43,629
5.00%, 07/01/2033	26,425	29,585
5.50%, 07/01/2033	26,185	29,537
2.51%, 08/01/2033	52,100	54,546
6.00%, 08/01/2033	13,988	16,232
2.22%, 09/01/2033	66,668	68,965
2.69%, 09/01/2033	27,871	29,786
5.50%, 09/01/2033	373,197	423,114
6.00%, 09/01/2033	16,063	18,095
6.00%, 09/01/2033	23,350	27,331
3.50%, 10/01/2033	17,781,650	18,912,922
4.50%, 10/01/2033	9,163,743	10,063,215
2.36%, 11/01/2033	51,532	54,690
4.50%, 11/01/2033	33,236	36,418
5.00%, 11/01/2033	9,239	10,311
5.00%, 11/01/2033	81,932	91,444
5.00%, 11/01/2033	6,584,119	7,347,744
5.50%, 11/01/2033	6,029	6,840
4.00%, 12/01/2033	90,736	97,602
5.50%, 12/01/2033	139,388	161,423
2.28%, 01/01/2034	3,517	3,525
2.55%, 01/01/2034	21,316	22,374
5.50%, 01/01/2034	12,684	14,639
5.50%, 03/01/2034	14,225	16,378
2.64%, 04/01/2034	18,040	18,435
5.00%, 04/01/2034	188,313	213,503
5.00%, 05/01/2034	55,430	62,627
2.91%, 06/01/2034	80,750	85,527
2.42%, 07/01/2034	7,668	8,173
5.50%, 07/01/2034	804,829	914,232
1.86%, 08/01/2034	41,282	42,332
2.40%, 08/01/2034	34,063	35,891
2.50%, 08/01/2034	11,509	12,205
2.32%, 09/01/2034	8,160	8,631

4.50%, 09/01/2034	49,501	54,243
5.50%, 09/01/2034	976,079	1,108,477
2.24%, 10/01/2034	31,965	33,864
2.65%, 10/01/2034	64,698	68,636
5.50%, 10/01/2034	35,334	37,008
2.35%, 11/01/2034	19,051	20,125
2.49%, 11/01/2034	31,623	33,556
3.57%, 11/01/2034	1,447,969	1,566,300
3.61%, 11/01/2034	1,462,772	1,590,757
5.50%, 11/01/2034	109,304	124,001
6.00%, 11/01/2034	9,228	10,660
5.00%, 12/01/2034	492,239	549,252
5.00%, 12/01/2034	49,714	55,475
5.50%, 12/01/2034	6,680,767	7,591,364
2.29%, 01/01/2035	460,898	480,181
2.45%, 01/01/2035	16,413	17,315
5.00%, 01/01/2035	44,500	50,265
7.50%, 01/01/2035	72,688	85,907
2.27%, 02/01/2035	32,151	33,427
5.00%, 02/01/2035	5,607,813	6,257,697
5.00%, 02/01/2035	5,463,002	6,093,912
5.50%, 02/01/2035	119,878	136,006
2.51%, 03/01/2035	64,395	67,895
7.50%, 03/01/2035	80,962	104,831
2.68%, 04/01/2035	76,688	80,055
3.45%, 04/01/2035	1,966,005	2,101,076
6.00%, 04/01/2035	170,755	197,505
2.56%, 05/01/2035	53,765	56,418
2.85%, 05/01/2035	10,612	11,125
3.12%, 06/01/2035	3,400,000	3,596,541
5.00%, 06/01/2035	1,011,913	1,128,626
2.43%, 07/01/2035	75,996	80,789
5.00%, 07/01/2035	5,451,490	6,078,710
5.00%, 07/01/2035	40,634	45,231
5.00%, 07/01/2035	4,773,512	5,326,277
2.21%, 08/01/2035	17,124	18,102
2.40%, 09/01/2035	42,293	44,502
5.00%, 09/01/2035	98,839	112,006
2.97%, 10/01/2035	100,986	107,905
5.00%, 10/01/2035	528,030	587,724
5.50%, 12/01/2035	83,352	88,772
2.40%, 01/01/2036	191,167	200,433

2.67%, 01/01/2036	83,200	87,865
3.25%, 01/01/2036	3,875	3,931
5.00%, 01/01/2036	97,862	108,927
6.50%, 01/01/2036	520,457	616,948
3.19%, 02/01/2036	35,984	37,982
5.00%, 02/01/2036	76,734	85,391
6.00%, 02/01/2036	8,353	9,196
7.00%, 02/01/2036	59,911	71,146
3.22%, 03/01/2036	759,414	792,294
7.00%, 03/01/2036	2,272	2,425
5.50%, 04/01/2036	141,713	160,144
6.50%, 04/01/2036	1,071	1,086
2.98%, 05/01/2036	41,006	43,318
5.50%, 05/01/2036	117,655	133,199
5.50%, 05/01/2036	183,764	208,582
2.64%, 06/01/2036	267,104	284,937
2.93%, 06/01/2036	49,043	51,691
2.95%, 06/01/2036	78,502	83,437
2.52%, 07/01/2036	123,954	132,501
6.50%, 07/01/2036	9,752	11,532
2.39%, 08/01/2036	71,010	75,264
2.49%, 08/01/2036	282,444	299,028
3.13%, 08/01/2036	22,522	23,560
6.33%, 08/01/2036	66,338	68,485
6.50%, 08/01/2036	315,372	366,763
2.23%, 09/01/2036	406,355	420,841
2.36%, 09/01/2036	88,935	93,846
2.48%, 09/01/2036	80,028	83,752
2.54%, 09/01/2036	243,851	258,356
2.70%, 09/01/2036	101,746	107,597
5.50%, 09/01/2036	2,292,951	2,603,755
6.00%, 09/01/2036	642,495	741,430
2.51%, 10/01/2036	165,819	176,212
2.84%, 10/01/2036	157,680	167,879
2.84%, 10/01/2036	390,908	416,346
6.50%, 10/01/2036	81,867	95,376
2.74%, 11/01/2036	90,963	96,304
3.01%, 11/01/2036	81,996	87,749
5.50%, 11/01/2036	47,633	53,655
6.00%, 11/01/2036	96,226	110,487
2.72%, 12/01/2036	306,483	323,895
2.81%, 12/01/2036	185,723	197,049

7.00%, 12/01/2036	11,358	12,760
2.12%, 01/01/2037	108,773	112,966
2.75%, 01/01/2037	56,701	60,004
6.50%, 01/01/2037	219,979	246,464
7.50%, 01/01/2037	15,208	16,654
2.12%, 02/01/2037	150,417	156,263
2.67%, 02/01/2037	187,247	198,185
5.50%, 03/01/2037	882,041	994,430
6.00%, 03/01/2037	201,319	229,099
7.00%, 03/01/2037	25,615	29,956
2.84%, 04/01/2037	303,747	320,326
5.50%, 04/01/2037	280,455	318,065
7.00%, 04/01/2037	144,532	171,402
7.00%, 04/01/2037	35,313	40,489
5.50%, 05/01/2037	510,539	573,398
6.50%, 05/01/2037	8,807	9,116
7.50%, 05/01/2037	60,450	72,024
1.93%, 07/01/2037	149,929	155,729
2.41%, 07/01/2037	8,618	8,972
2.53%, 07/01/2037	404,649	431,118
2.61%, 07/01/2037	138,848	146,757
5.00%, 07/01/2037	1,377,025	1,537,111
3.28%, 08/01/2037	331,969	354,583
5.50%, 08/01/2037	3,507,452	3,977,952
6.50%, 08/01/2037	71,319	82,079
6.50%, 08/01/2037	43,354	52,788
2.21%, 09/01/2037	46,397	48,889
2.53%, 09/01/2037	11,208	11,500
2.56%, 09/01/2037	126,396	134,287
2.75%, 09/01/2037	14,650	15,018
6.00%, 09/01/2037	136,979	157,605
6.03%, 09/01/2037	32,081	34,061
7.00%, 09/01/2037	90,428	108,756
6.50%, 10/01/2037	151,406	174,898
7.50%, 10/01/2037	298,929	361,113
2.28%, 11/01/2037	288,890	303,389
2.37%, 11/01/2037	96,257	101,916
7.50%, 11/01/2037	113,623	137,316
8.00%, 11/01/2037	16,730	18,869
2.60%, 12/01/2037	543,258	576,967
2.75%, 01/01/2038	59,607	62,844
5.50%, 01/01/2038	300,514	341,018

7.00%, 01/01/2038	30,949	33,419
8.00%, 01/01/2038	7,988	9,964
5.50%, 02/01/2038	347,061	393,671
6.00%, 04/01/2038	39,511	45,135
5.50%, 05/01/2038	63,059	69,418
6.00%, 05/01/2038	485,456	555,431
5.50%, 06/01/2038	2,216,952	2,493,295
5.50%, 06/01/2038	282,170	317,595
5.50%, 09/01/2038	1,588,461	1,800,758
7.00%, 09/01/2038	94,127	119,341
6.50%, 10/01/2038	679,432	792,401
6.50%, 10/01/2038	175,512	205,100
7.00%, 10/01/2038	151,738	193,139
6.00%, 11/01/2038	99,035	113,715
7.00%, 11/01/2038	114,687	137,705
7.50%, 11/01/2038	70,097	82,425
7.00%, 12/01/2038	283,830	317,990
5.00%, 01/01/2039	4,577,173	5,077,329
7.00%, 01/01/2039	490,534	604,890
7.50%, 04/01/2039	348,166	461,125
4.50%, 05/01/2039	1,517,275	1,670,075
5.50%, 06/01/2039	34,779	37,953
5.00%, 09/01/2039	240,766	269,191
5.50%, 09/01/2039	141,142	159,502
4.50%, 11/01/2039	49,842	54,528
5.50%, 12/01/2039	160,987	181,970
6.00%, 12/01/2039	2,600,876	2,976,262
5.00%, 04/01/2040	2,026,892	2,282,515
4.00%, 07/01/2040 (3)	25,490,000	27,324,584
4.00%, 07/01/2040	9,064,323	9,722,785
5.50%, 07/01/2040 (3)	6,000,000	6,744,492
4.00%, 08/01/2040	341,325	367,111
4.50%, 08/01/2040	578,024	633,411
4.50%, 08/01/2040	7,117,832	7,798,905
4.50%, 08/01/2040	5,058,117	5,567,094
4.50%, 08/01/2040	8,251,765	9,023,982
5.00%, 08/01/2040	1,296,889	1,441,833
5.00%, 08/01/2040	642,156	721,051
3.50%, 08/15/2040 (3)	3,000,000	3,161,133
4.00%, 08/15/2040 (3)	21,500,000	23,027,257
4.00%, 09/01/2040	2,377,951	2,558,628
4.50%, 09/01/2040	1,569,267	1,727,364

6.00%, 10/01/2040	3,281,715	3,754,277
4.00%, 11/01/2040	1,793,074	1,929,156
4.50%, 11/01/2040	625,495	688,664
4.50%, 11/01/2040	7,718,328	8,505,438
3.50%, 12/01/2040	193,253	204,349
4.00%, 12/01/2040	411,193	441,962
4.00%, 12/01/2040	2,361,838	2,539,712
4.50%, 12/01/2040	414,678	456,557
4.50%, 12/01/2040	3,046,640	3,340,141
4.50%, 12/01/2040	10,248,358	11,208,040
4.00%, 01/01/2041	2,815,914	3,029,260
4.00%, 01/01/2041	960,256	1,032,837
4.00%, 01/01/2041	1,900,508	2,043,335
4.00%, 01/01/2041	3,112,675	3,348,905
4.00%, 01/01/2041	470,485	505,863
4.00%, 01/01/2041	3,099,314	3,333,177
4.00%, 01/01/2041	1,151,398	1,237,913
3.50%, 02/01/2041	15,937,462	16,852,589
4.00%, 02/01/2041	110,699	118,956
4.00%, 02/01/2041	2,599,564	2,795,723
5.00%, 02/01/2041	813,799	918,560
4.50%, 03/01/2041	2,012,398	2,201,665
4.50%, 04/01/2041	1,926,143	2,111,606
4.50%, 05/01/2041	358,688	394,946
4.50%, 05/01/2041	3,513,622	3,851,426
4.50%, 05/01/2041	132,659	146,200
4.50%, 07/01/2041	1,864,330	2,052,788
4.50%, 07/01/2041	138,131	152,094
3.50%, 07/15/2041 (3)	8,715,000	9,193,984
4.50%, 07/15/2041 (3)	14,790,000	16,143,343
4.50%, 08/01/2041	972,544	1,071,605
4.00%, 09/01/2041	544,633	585,447
4.50%, 09/01/2041	108,325	119,460
4.00%, 10/01/2041	1,907,258	2,051,634
4.00%, 10/01/2041	1,418,886	1,525,051
3.50%, 11/01/2041	675,160	714,983
3.50%, 11/01/2041	7,090,137	7,507,647
4.50%, 11/01/2041	2,025,571	2,231,680
3.50%, 12/01/2041	899,180	952,763
4.00%, 12/01/2041	2,619,538	2,818,640
4.00%, 12/01/2041	2,753,871	2,964,863
4.00%, 12/01/2041	4,145,414	4,455,699

4.00%, 01/01/2042	6,212,640	6,704,789
4.50%, 01/01/2042	4,739,271	5,192,628
4.50%, 01/01/2042	38,138	42,179
3.50%, 02/01/2042	817,795	865,646
4.00%, 03/01/2042	267,861	280,685
3.00%, 05/01/2042	882,246	917,445
3.50%, 05/01/2042	13,160,432	13,930,863
5.00%, 05/01/2042	4,564,768	5,090,077
3.50%, 06/01/2042	3,087,417	3,268,721
3.50%, 07/01/2042	6,794,728	7,189,665
3.50%, 07/01/2042	1,854,910	1,965,800
4.00%, 07/01/2042	789,014	855,676
4.00%, 07/01/2042	721,834	782,832
4.00%, 07/01/2042	1,308,048	1,417,805
4.00%, 07/01/2042	645,911	700,496
4.00%, 08/01/2042	9,252,817	10,011,220
3.00%, 08/15/2042 (3)	34,000,000	35,219,220
3.50%, 09/01/2042	9,016,182	9,539,049
3.50%, 09/01/2042	1,551,064	1,652,980
3.00%, 10/01/2042	8,102,826	8,427,384
3.50%, 10/01/2042	682,774	723,132
3.50%, 10/01/2042	1,216,537	1,286,951
4.50%, 10/01/2042	281,423	310,173
3.00%, 11/01/2042	2,912,493	3,029,160
3.50%, 11/01/2042	11,217,835	11,863,833
3.50%, 11/01/2042	4,574,616	4,845,812
3.00%, 12/01/2042	176,918	184,005
3.00%, 12/01/2042	1,885,702	1,961,115
3.00%, 01/01/2043	2,626,230	2,731,430
3.00%, 01/01/2043	2,331,877	2,428,302
3.00%, 01/01/2043	2,511,046	2,611,630
3.00%, 01/01/2043	1,561,701	1,624,260
3.50%, 01/01/2043	1,803,554	1,906,409
3.50%, 01/01/2043	1,231,363	1,312,255
3.00%, 02/01/2043	1,299,914	1,353,966
3.50%, 02/01/2043	118,426	125,394
3.50%, 02/01/2043	118,799	125,641
3.50%, 03/01/2043	852,170	908,258
3.50%, 03/01/2043	2,409,941	2,560,485
3.00%, 04/01/2043	4,297,224	4,468,916
3.00%, 04/01/2043	1,936,932	2,014,396
3.50%, 04/01/2043	2,866,431	3,029,372

3.50%, 04/01/2043	7,717,255	8,159,482
3.00%, 05/01/2043	206,453	214,686
3.00%, 05/01/2043	16,742,086	17,410,261
3.50%, 05/01/2043	3,107,198	3,311,853
3.50%, 05/01/2043	1,171,316	1,248,018
3.50%, 05/01/2043	2,441,373	2,601,812
3.50%, 05/01/2043	154,825	165,453
3.00%, 06/01/2043	131,356	136,607
3.00%, 06/01/2043	349,507	363,450
3.00%, 06/01/2043	171,351	178,201
3.00%, 06/01/2043	855,676	889,742
3.00%, 06/01/2043	1,228,230	1,277,359
3.00%, 06/01/2043	10,462,174	10,879,850
3.50%, 06/01/2043	2,765,179	2,947,047
3.00%, 07/01/2043	673,312	700,164
3.00%, 07/01/2043	114,842	119,427
3.00%, 07/01/2043	167,477	174,143
3.00%, 07/01/2043	633,866	658,379
3.00%, 07/01/2043	527,626	548,704
3.00%, 07/01/2043	132,846	137,983
3.00%, 07/01/2043	2,239,859	2,329,169
3.00%, 07/01/2043	1,608,470	1,672,644
3.00%, 07/01/2043	4,923,933	5,120,510
3.50%, 07/01/2043	15,134,515	16,085,095
4.00%, 07/01/2043	1,662,176	1,802,602
3.00%, 08/01/2043	1,608,394	1,672,808
3.00%, 08/01/2043	2,242,389	2,331,687
3.00%, 08/01/2043	5,042,515	5,243,569
3.00%, 08/01/2043	5,870,345	6,105,432
3.00%, 08/01/2043	2,605,148	2,709,020
3.00%, 09/01/2043	100,861	104,870
3.00%, 09/01/2043	149,776	155,722
3.00%, 09/01/2043	2,623,647	2,727,990
3.00%, 09/01/2043	3,765,901	3,915,959
5.00%, 09/01/2043	2,521,870	2,797,439
2.50%, 10/01/2043	3,234,719	3,275,406
3.00%, 10/01/2043	138,007	143,506
3.00%, 10/01/2043	144,969	150,767
3.00%, 10/01/2043	87,257	90,632
4.00%, 11/01/2043	7,882,384	8,446,599
4.00%, 12/01/2043	3,951,512	4,302,512
4.00%, 12/01/2043	331,511	355,240

5.00%, 01/01/2044	3,767,208	4,199,206
4.00%, 09/01/2044	3,054,480	3,273,117
3.00%, 04/01/2045	12,013,952	12,511,003
3.50%, 04/01/2045	18,367,976	19,387,612
3.50%, 07/01/2045	3,792,075	4,053,821
3.50%, 07/01/2045	4,447,546	4,727,955
4.00%, 07/01/2045	13,932,064	15,035,415
3.50%, 08/01/2045	5,639,158	5,994,406
4.00%, 08/01/2045	3,457,994	3,749,993
4.00%, 09/01/2045	3,512,868	3,810,100
3.50%, 10/01/2045	5,860,425	6,266,024
4.00%, 10/01/2045	2,101,526	2,279,892
3.50%, 11/01/2045	4,820,343	5,089,432
3.50%, 11/01/2045	5,815,218	6,148,821
3.50%, 11/01/2045	5,884,231	6,221,793
4.00%, 11/01/2045	2,080,720	2,257,051
4.00%, 12/01/2045	5,888,010	6,387,752
4.50%, 12/01/2045	4,284,107	4,736,291
3.50%, 01/01/2046	7,608,253	8,037,688
3.50%, 01/01/2046	5,854,066	6,259,671
3.50%, 01/01/2046	17,241,964	18,205,562
3.50%, 01/01/2046	13,205,640	13,951,818
3.50%, 01/01/2046	1,832,723	1,948,204
3.50%, 03/01/2046	7,979,304	8,518,383
4.00%, 03/01/2046	9,815,469	10,648,235
3.50%, 05/01/2046	6,995,736	7,414,739
6.00%, 11/01/2048	63,026	69,972
Fannie Mae REMIC Trust 2003-W1
5.65%, 12/25/2042	157,703	181,047
6.30%, 12/25/2042	41,402	49,198
Fannie Mae REMIC Trust 2003-W4
6.29%, 10/25/2042	23,920	28,258
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034	702,000	831,602
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044	130,529	156,415
Fannie Mae REMIC Trust 2004-W6
5.50%, 07/25/2034	28,067	28,194
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044	227,674	270,864
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046	223,619	252,313

Fannie Mae REMIC Trust 2007-W1
6.34%, 08/25/2047	32,355	37,101
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037	71,734	81,061
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037 PO	70,353	65,201
Fannie Mae REMIC Trust 2007-W7
36.46%, 07/25/2037	50,778	80,693
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049	1,158,159	1,342,198
Fannie Mae REMICS
0.64%, 10/25/2016 IO	469,219	727
6.00%, 12/25/2016	540	546
6.00%, 12/25/2016	1,252	1,270
6.00%, 12/25/2016	6,179	6,266
6.00%, 12/25/2016	24	24
6.00%, 02/25/2017	1,956	1,966
6.00%, 02/25/2017	3,323	3,377
0.95%, 03/25/2017	106	106
6.00%, 03/25/2017	124	124
6.00%, 03/25/2017	246	246
6.00%, 04/25/2017	9,045	9,216
6.00%, 04/25/2017	417	418
6.00%, 04/25/2017	4,714	4,739
18.23%, 05/25/2017	5,212	5,598
6.00%, 06/25/2017	1,680	1,698
5.50%, 09/25/2017	8,285	8,360
5.00%, 10/25/2017	4,126	4,181
5.00%, 05/25/2018	15,480	15,834
4.75%, 09/25/2018	78,329	80,344
4.00%, 04/25/2019	19,504	19,977
8.00%, 07/25/2019	5,619	5,982
8.00%, 10/25/2019	1,909	2,043
4.00%, 11/25/2019	21,680	22,218
8.50%, 11/25/2019	1,132	1,224
9.00%, 11/25/2019	603	648
9.40%, 11/25/2019	948	1,021
7.50%, 12/25/2019	2,332	2,481
8.50%, 01/25/2020	252	273
8.80%, 01/25/2020	636	688
7.00%, 05/25/2020	274	298
5.50%, 06/25/2020	267	281

9.50%, 06/25/2020	401	438
7.00%, 07/25/2020	2,292	2,440
5.50%, 08/25/2020	305	322
6.50%, 08/25/2020	3,146	3,334
505.00%, 08/25/2020	5	46
1118.04%, 08/25/2020 IO	6	60
6.50%, 09/25/2020	1,465	1,551
7.00%, 09/25/2020	444	476
9.00%, 10/25/2020	1,764	1,921
20.92%, 11/25/2020	248	354
652.15%, 12/25/2020 IO	13	153
7.00%, 01/25/2021	571	611
908.50%, 02/25/2021 IO	1	5
5.00%, 03/25/2021	590	624
7.00%, 03/25/2021	20,745	22,323
16.88%, 05/25/2021	442	548
8.50%, 06/25/2021	532	591
8.75%, 06/25/2021	2,262	2,504
1034.28%, 06/25/2021	17	179
6.50%, 07/25/2021	1,323	1,415
6.50%, 09/25/2021	123,277	137,144
14.65%, 09/25/2021	1,427	1,655
8.75%, 10/25/2021	4,139	4,503
25.31%, 12/25/2021	673	905
6.00%, 02/25/2022	126,624	139,783
6.50%, 02/25/2022	19,628	21,871
0.00%, 03/25/2022 PO	50,038	47,812
7.50%, 06/25/2022	113	125
7.00%, 07/25/2022	1,852	2,013
7.50%, 07/25/2022	20,337	22,579
8.00%, 07/25/2022	21,632	24,097
8.00%, 07/25/2022	9,346	9,652
1184.78%, 07/25/2022 IO	7	152
6.00%, 08/25/2022	3,862	3,906
6.00%, 08/25/2022	3,645	3,905
6.50%, 08/25/2022	4,576	4,933
0.47%, 09/25/2022	1,925	1,924
5.50%, 09/25/2022	3,010	3,219
6.00%, 09/25/2022	151,208	167,685
7.50%, 09/25/2022	19,447	21,172
7.75%, 09/25/2022	9,215	10,247
8.00%, 09/25/2022	26,135	29,041

0.00%, 10/25/2022 PO	2,688	2,602
1.39%, 10/25/2022	1,718	1,741
7.00%, 10/25/2022	3,718	4,138
7.50%, 10/25/2022	12,642	14,208
7.90%, 01/25/2023	13,132	14,857
6.50%, 02/25/2023	5,277	5,869
7.00%, 02/25/2023	54,802	61,024
15.50%, 02/25/2023	2,287	3,162
5.50%, 03/25/2023	264,082	288,787
6.50%, 03/25/2023	4,019	4,429
7.00%, 03/25/2023	33,738	37,335
7.50%, 03/25/2023	12,747	14,139
7.70%, 03/25/2023	5,647	6,367
0.00%, 04/25/2023 PO	1,906	1,844
5.50%, 04/25/2023	15,215	16,446
5.50%, 04/25/2023	493,064	540,866
6.00%, 04/25/2023	8,923	10,251
7.00%, 04/25/2023	12,301	13,610
18.50%, 04/25/2023 IO	10,157	4,057
18.92%, 04/25/2023	5,901	8,451
5.50%, 05/25/2023	113,349	123,049
7.00%, 05/25/2023	130,976	146,216
5.00%, 06/25/2023	106,785	111,247
6.05%, 06/25/2023 IO	83,063	7,506
7.20%, 06/25/2023 IO	39,307	1,256
4.50%, 07/25/2023	196,195	208,586
6.50%, 07/25/2023	3,225	3,577
6.79%, 07/25/2023	68,942	75,881
7.00%, 07/25/2023	44,669	49,771
7.00%, 07/25/2023	63,497	69,613
1.33%, 08/25/2023	7,950	8,076
6.88%, 08/25/2023	58,417	64,711
7.00%, 08/25/2023	106,172	117,417
7.60%, 08/25/2023 IO	4,903	439
8.93%, 08/25/2023 IO	53,048	11,875
0.00%, 09/25/2023 PO	1,835	1,772
0.00%, 09/25/2023 PO	4,981	4,818
1.10%, 09/25/2023	71,045	71,125
6.50%, 09/25/2023	5,542	6,184
12.50%, 09/25/2023	3,824	4,423
13.39%, 09/25/2023	3,081	4,028
1.00%, 10/25/2023	1,157	1,158

6.50%, 10/25/2023	84,068	96,692
6.50%, 10/25/2023	38,597	42,982
10.50%, 10/25/2023	1,799	2,274
22.11%, 10/25/2023	5,015	7,703
26.73%, 10/25/2023	2,699	4,419
0.00%, 11/25/2023 PO	578	558
6.50%, 11/25/2023	31,645	36,397
1.05%, 12/25/2023	2,349	2,381
1.45%, 12/25/2023	6,748	6,825
6.50%, 12/25/2023	8,129	9,129
12.26%, 12/25/2023	3,140	4,074
22.91%, 12/25/2023	6,748	10,508
27.96%, 12/25/2023	8,294	13,828
5.00%, 02/25/2024 IO	128,621	8,475
5.00%, 03/25/2024 IO	51,925	2,758
5.00%, 03/25/2024 IO	94,352	3,889
6.50%, 03/25/2024	27,865	31,036
6.50%, 03/25/2024	148,062	162,559
7.00%, 04/25/2024	220,418	245,877
7.00%, 04/25/2024	98,269	110,887
5.50%, 07/25/2024	28,302	30,956
5.50%, 08/25/2024	252,378	277,378
5.00%, 11/25/2024	411,278	448,250
8.50%, 01/25/2025	5,312	6,116
8.80%, 01/25/2025	8,244	9,447
0.75%, 07/25/2025	65,458	65,591
5.50%, 08/25/2025	239,746	266,018
5.50%, 01/25/2026	165,804	182,000
30.98%, 10/25/2026	31,728	55,516
7.00%, 11/25/2026	52,979	59,034
1.84%, 03/25/2027 IO	10,617	355
1.84%, 03/25/2027 IO	34,158	1,157
7.50%, 04/18/2027	8,593	9,555
7.50%, 04/20/2027	12,817	15,028
6.50%, 04/25/2027	32,189	37,023
7.50%, 05/20/2027	51,694	60,710
0.85%, 05/25/2027	4,690,139	4,689,602
6.50%, 07/18/2027	2,743	3,155
7.00%, 12/18/2027 IO	13,550	1,508
6.00%, 07/18/2028	20,322	23,237
7.15%, 07/25/2028 IO	511,903	88,799
3.00%, 12/25/2028	1,237,521	1,291,332

6.00%, 12/25/2028	10,169	11,251
7.70%, 12/25/2028 IO	18,831	3,326
5.00%, 03/25/2029	457,076	500,249
5.50%, 04/18/2029	46,245	51,467
6.35%, 04/25/2029	10,872	12,152
7.50%, 12/18/2029	14,945	17,603
7.50%, 02/25/2030	81,884	94,558
8.65%, 07/25/2030 IO	29,185	8,133
8.50%, 01/25/2031 IO	3,809	697
7.00%, 03/25/2031	10,988	12,743
3.50%, 04/25/2031	1,084,000	1,178,791
6.00%, 07/25/2031 IO	54,603	10,875
7.00%, 07/25/2031	30,592	35,238
7.00%, 08/25/2031	57,644	67,770
6.50%, 09/25/2031	13,426	15,617
7.00%, 09/25/2031	14,962	17,099
7.00%, 09/25/2031	73,544	85,282
7.00%, 09/25/2031	12,668	14,737
13.29%, 09/25/2031	1,628	1,638
22.91%, 09/25/2031	41,352	75,965
6.50%, 10/25/2031	9,314	10,547
21.59%, 10/25/2031	25,635	39,457
6.00%, 11/25/2031	102,440	117,502
7.00%, 11/25/2031	100,069	114,474
14.60%, 11/25/2031	28,944	41,717
16.41%, 12/25/2031	3,404	4,795
0.00%, 01/25/2032 PO	4,160	3,957
23.71%, 02/25/2032	14,487	25,292
1.60%, 03/25/2032 IO	106,175	5,641
10.00%, 03/25/2032	1,565	2,045
0.00%, 04/25/2032 PO	3,127	2,959
6.00%, 04/25/2032	250,586	287,683
6.50%, 04/25/2032	47,010	53,881
6.50%, 05/25/2032	95,754	108,144
6.50%, 06/25/2032	37,331	43,554
6.50%, 07/25/2032 IO	185,516	31,587
6.50%, 08/25/2032	109,962	128,726
18.55%, 08/25/2032	91,009	108,529
1.25%, 11/25/2032	495,262	506,641
5.00%, 11/25/2032	24,312	26,665
6.00%, 11/25/2032	720,090	832,758
8.50%, 11/25/2032	32,336	39,203

0.00%, 12/25/2032 PO	20,997	19,971
5.50%, 12/25/2032	266,534	290,942
13.65%, 12/25/2032	17,238	23,201
0.00%, 01/25/2033 PO	39,568	38,889
6.50%, 02/25/2033	36,992	41,459
5.00%, 03/25/2033 IO	52,164	7,798
6.00%, 03/25/2033	66,000	69,882
4.00%, 04/25/2033	386,268	418,305
0.00%, 05/25/2033 PO	13,125	12,109
4.00%, 05/25/2033	20,973	22,710
6.00%, 05/25/2033	124,000	147,519
6.00%, 05/25/2033 IO	16,866	3,724
6.00%, 05/25/2033	233,000	265,523
6.00%, 05/25/2033	70,322	80,913
6.50%, 05/25/2033 IO	162,912	28,484
7.00%, 05/25/2033 IO	269,981	33,188
5.75%, 06/25/2033	107,550	122,627
6.65%, 06/25/2033 IO	147,840	15,862
13.29%, 06/25/2033	109,973	135,518
5.50%, 07/25/2033	7,884	7,884
12.61%, 07/25/2033	45,373	58,700
13.29%, 07/25/2033	38,689	44,166
0.00%, 08/25/2033 PO	12,150	11,639
5.50%, 08/25/2033	202,527	228,895
5.50%, 08/25/2033 IO	428,666	72,143
5.50%, 08/25/2033	62,367	63,105
6.86%, 08/25/2033	114,854	132,271
9.35%, 08/25/2033	9,560	11,330
16.79%, 08/25/2033	67,657	93,972
3.50%, 09/25/2033	1,500,000	1,643,739
11.74%, 09/25/2033	31,771	39,318
3.00%, 10/25/2033	908,000	940,399
5.50%, 10/25/2033	1,378,698	1,584,098
7.15%, 11/25/2033 IO	215,007	50,562
0.00%, 12/25/2033 PO	162,059	155,144
13.19%, 12/25/2033	52,422	59,712
1.20%, 01/25/2034	250,426	255,104
10.84%, 01/25/2034	13,071	16,233
15.29%, 01/25/2034	26,954	34,489
5.50%, 02/25/2034	53,554	56,219
26.79%, 02/25/2034	74,995	93,564
0.00%, 03/25/2034 PO	213,233	201,587

0.85%, 03/25/2034	195,574	195,745
5.50%, 04/25/2034	349,053	394,941
6.00%, 04/25/2034	1,019	1,019
18.28%, 04/25/2034	122,184	179,321
0.85%, 05/25/2034	437,982	438,291
15.25%, 05/25/2034	31,643	42,642
18.28%, 05/25/2034	187,259	271,225
22.19%, 05/25/2034	39,797	61,696
5.50%, 07/25/2034	799,382	900,159
13.33%, 07/25/2034	28,514	38,858
0.70%, 08/25/2034	154,693	154,644
18.55%, 11/25/2034	62,786	80,942
20.30%, 12/25/2034	2,404	2,622
23.43%, 01/25/2035	22,161	28,766
0.00%, 04/25/2035 PO	138,223	133,822
0.80%, 04/25/2035	200,675	200,208
15.87%, 05/25/2035	19,482	25,493
18.77%, 05/25/2035	246,579	356,880
18.88%, 05/25/2035	169,514	245,918
23.09%, 05/25/2035	56,604	84,465
5.00%, 06/25/2035	67,297	70,899
6.50%, 06/25/2035	2,708	2,828
23.23%, 06/25/2035	66,421	101,883
5.75%, 07/25/2035	2,202,538	2,548,981
6.26%, 07/25/2035 IO	140,793	28,155
16.24%, 07/25/2035	51,709	77,787
5.50%, 08/25/2035	1,137,382	1,230,735
5.50%, 08/25/2035	218,301	248,667
15.57%, 08/25/2035	73,468	106,049
15.74%, 08/25/2035	104,881	147,019
0.00%, 09/25/2035 PO	34,477	33,284
22.39%, 09/25/2035	26,112	41,905
0.00%, 10/25/2035 PO	46,089	43,777
5.75%, 10/25/2035	216,758	237,981
15.74%, 10/25/2035	87,632	120,828
22.90%, 11/25/2035	434,601	684,359
5.50%, 12/25/2035	584,000	697,254
5.50%, 12/25/2035	111,387	121,754
6.00%, 12/25/2035	43,705	49,031
6.00%, 12/25/2035	1,000,000	1,123,323
0.00%, 01/25/2036 PO	23,763	22,984
5.50%, 01/25/2036	83,167	91,671

0.00%, 03/25/2036 PO	320,662	283,250
0.00%, 03/25/2036 PO	36,124	32,580
5.50%, 03/25/2036	491,171	556,863
5.50%, 03/25/2036	457,620	517,913
5.50%, 03/25/2036	198,234	214,409
6.25%, 03/25/2036 IO	1,175,761	250,651
22.90%, 03/25/2036	29,015	45,827
0.00%, 04/25/2036 PO	110,319	98,901
0.00%, 04/25/2036 PO	56,064	51,564
0.00%, 04/25/2036 PO	129,853	120,763
0.70%, 04/25/2036	192,689	191,387
28.11%, 05/25/2036	35,967	67,024
0.00%, 06/25/2036 PO	212,104	204,108
0.00%, 06/25/2036 PO	93,068	89,764
0.00%, 06/25/2036 PO	31,207	30,024
0.00%, 06/25/2036 PO	267,976	256,281
0.00%, 06/25/2036 PO	63,134	59,963
0.85%, 06/25/2036	70,326	70,279
6.13%, 06/25/2036 IO	268,290	41,247
22.54%, 06/25/2036	11,230	15,813
0.77%, 06/27/2036	1,383,605	1,382,098
0.00%, 07/25/2036 PO	72,603	69,041
0.00%, 07/25/2036 PO	39,234	37,564
0.00%, 07/25/2036 PO	62,789	61,540
0.00%, 07/25/2036 PO	20,671	19,832
0.74%, 07/25/2036	584,262	582,219
0.91%, 07/25/2036	63,339	63,474
6.00%, 07/25/2036	881,028	1,020,973
6.07%, 07/25/2036 IO	106,937	21,358
6.50%, 07/25/2036	422,974	503,383
6.50%, 07/25/2036	560,616	649,716
26.99%, 07/25/2036	34,359	65,024
37.18%, 07/25/2036	27,470	56,169
0.00%, 08/25/2036 PO	68,608	66,535
0.00%, 08/25/2036 PO	53,818	50,955
0.00%, 08/25/2036 PO	25,600	24,729
0.00%, 08/25/2036 PO	129,441	123,287
0.80%, 08/25/2036	227,053	226,698
6.05%, 08/25/2036 IO	93,197	22,576
6.50%, 08/25/2036	70,078	80,015
6.50%, 08/25/2036	317,229	369,278
0.00%, 09/25/2036 PO	68,450	66,002

0.00%, 09/25/2036 PO	47,267	45,791
0.00%, 09/25/2036 PO	71,294	67,514
6.50%, 09/25/2036	53,562	61,204
4.50%, 10/25/2036	340,225	374,134
24.39%, 10/25/2036	43,038	70,979
0.00%, 11/25/2036 PO	118,549	113,809
0.00%, 11/25/2036 PO	18,294	17,559
0.00%, 11/25/2036 PO	48,891	46,989
0.00%, 12/25/2036 PO	25,071	23,861
0.00%, 12/25/2036 PO	58,972	52,785
0.51%, 12/25/2036	173,742	169,934
0.52%, 12/25/2036	659,239	657,114
6.20%, 12/25/2036 IO	272,822	33,479
24.75%, 12/25/2036	13,998	22,102
0.00%, 01/25/2037 PO	56,007	52,438
0.00%, 01/25/2037 PO	176,574	162,846
5.50%, 01/25/2037	101,990	109,808
0.70%, 02/25/2037	217,593	216,689
36.28%, 02/25/2037	8,374	22,024
0.00%, 03/25/2037 PO	51,698	49,473
0.95%, 03/25/2037	137,308	137,753
1.20%, 03/25/2037	184,499	186,690
5.00%, 03/25/2037	14,912	16,485
5.63%, 03/25/2037 IO	20,294	3,593
5.99%, 03/25/2037 IO	492,446	84,601
6.00%, 03/25/2037	958,767	1,058,117
0.00%, 04/25/2037 PO	170,651	165,281
5.65%, 04/25/2037 IO	181,868	31,281
21.16%, 04/25/2037	105,140	160,550
0.00%, 05/25/2037 PO	37,205	36,041
0.75%, 05/25/2037	94,613	94,293
6.00%, 05/25/2037	562,894	643,336
0.85%, 06/25/2037	574,736	574,763
0.90%, 06/25/2037	44,554	46,472
5.33%, 06/25/2037 IO	101,218	15,507
5.65%, 06/25/2037 IO	129,845	25,157
5.65%, 06/25/2037 IO	373,851	59,702
6.50%, 06/25/2037	60,711	68,907
0.00%, 07/25/2037 PO	123,915	112,618
0.82%, 07/25/2037	102,110	102,294
0.95%, 07/25/2037	68,211	68,473
5.50%, 07/25/2037	300,916	340,213

5.95%, 07/25/2037 IO	759,240	137,163
6.17%, 07/25/2037 IO	425,323	57,284
6.70%, 07/25/2037 IO	1,195,554	276,648
15.37%, 07/25/2037	70,258	95,311
0.90%, 08/25/2037	497,273	499,019
5.50%, 08/25/2037	176,622	194,745
6.00%, 08/25/2037	47,764	54,417
6.00%, 08/25/2037	265,075	301,318
6.00%, 08/25/2037	229,402	259,393
6.00%, 08/25/2037	305,707	336,620
22.35%, 08/25/2037	105,746	168,278
0.90%, 09/25/2037	1,905,058	1,914,997
6.09%, 09/25/2037 IO	377,017	81,122
15.02%, 09/25/2037	27,320	39,153
0.00%, 10/25/2037 PO	1,036,847	949,122
6.00%, 10/25/2037 IO	362,751	65,296
6.01%, 10/25/2037 IO	410,217	63,428
6.12%, 10/25/2037	156,524	176,253
0.65%, 10/27/2037	1,387,613	1,384,035
5.91%, 12/25/2037 IO	28,154	3,474
5.95%, 12/25/2037 IO	473,456	60,003
6.00%, 12/25/2037 IO	384,490	80,702
6.50%, 12/25/2037	342,954	404,239
1.53%, 01/25/2038 IO	1,014,274	68,307
5.46%, 02/25/2038 IO	441,764	73,003
5.55%, 02/25/2038 IO	746,977	130,349
1.35%, 03/25/2038	95,362	96,884
5.75%, 03/25/2038 IO	124,750	21,095
5.78%, 03/25/2038 IO	109,435	16,873
6.54%, 03/25/2038 IO	178,627	33,584
13.09%, 03/25/2038	48,551	60,635
5.50%, 04/25/2038	1,102,122	1,143,270
6.40%, 04/25/2038 IO	124,782	20,449
6.45%, 04/25/2038 IO	163,844	28,181
6.50%, 04/25/2038	116,806	129,239
19.34%, 04/25/2038	58,118	85,491
0.00%, 05/25/2038 PO	5,317	5,034
1.72%, 06/25/2038 IO	428,772	29,409
5.00%, 07/25/2038	101,592	113,495
5.00%, 07/25/2038	87,688	96,652
5.50%, 07/25/2038	622,412	684,849
6.75%, 07/25/2038 IO	108,003	21,914

5.40%, 09/25/2038 IO	406,505	59,935
5.40%, 09/25/2038 IO	235,206	34,796
4.50%, 11/25/2038	60,509	62,345
0.85%, 12/25/2038	240,103	240,603
4.00%, 02/25/2039	330,415	343,439
4.50%, 02/25/2039	23,245	24,954
6.10%, 02/25/2039 IO	259,374	56,241
6.20%, 03/25/2039 IO	204,682	32,348
0.90%, 04/25/2039	561,991	565,127
5.00%, 07/25/2039 IO	176,595	23,504
7.00%, 07/25/2039	13,038	14,626
5.00%, 08/25/2039	636,482	710,439
6.00%, 08/25/2039	757,590	873,697
5.00%, 09/25/2039	605,935	654,987
6.02%, 09/25/2039	324,943	378,006
5.45%, 10/25/2039 IO	173,319	21,764
5.50%, 10/25/2039 IO	416,435	61,380
2.75%, 12/25/2039	731,376	773,621
5.73%, 12/25/2039 IO	224,613	31,826
6.29%, 12/25/2039	473,951	549,380
0.00%, 01/25/2040 PO	95,050	90,061
5.80%, 01/25/2040 IO	316,284	50,905
6.23%, 02/25/2040	125,867	144,963
1.05%, 03/25/2040	215,405	218,102
6.24%, 03/25/2040	357,744	416,141
6.44%, 03/25/2040	387,888	458,154
11.75%, 03/25/2040	628,369	812,478
1.05%, 04/25/2040	187,100	188,501
5.97%, 04/25/2040 IO	276,784	37,282
16.16%, 04/25/2040	288,812	412,525
1.05%, 05/25/2040	175,867	177,308
5.95%, 05/25/2040 IO	164,077	29,770
0.00%, 06/25/2040 PO	156,295	142,730
5.00%, 06/25/2040	1,538,028	1,715,955
5.50%, 06/25/2040	1,007,000	1,128,484
5.50%, 07/25/2040	725,026	838,244
4.00%, 08/25/2040	2,597,739	2,703,832
5.00%, 09/25/2040	206,000	250,940
5.50%, 10/25/2040	2,012,000	2,412,977
3.99%, 11/25/2040 IO	1,539,381	156,706
1.00%, 01/25/2041	408,866	410,733
6.08%, 01/25/2041 IO	1,198,664	287,094

1.86%, 04/25/2041 IO	2,600,460	179,948
0.95%, 07/25/2041	138,156	138,560
1.00%, 08/25/2041	420,651	425,731
0.95%, 11/25/2041	485,433	486,746
7.00%, 11/25/2041	2,360,089	2,825,800
7.00%, 11/25/2041	2,727,526	3,245,600
7.00%, 11/25/2041	3,163,005	3,787,281
3.50%, 03/25/2042	1,000,000	1,080,578
6.50%, 06/25/2042	87,009	102,759
0.90%, 09/25/2042	721,258	726,678
0.95%, 09/25/2042	358,419	358,309
0.95%, 09/25/2042	2,655,909	2,634,771
0.95%, 10/25/2042	1,172,288	1,173,358
3.00%, 02/25/2043	1,000,000	1,009,578
3.50%, 02/25/2043	694,297	736,750
0.00%, 09/25/2043 PO	2,114,121	1,749,302
0.00%, 10/25/2043 PO	1,500,352	1,228,180
0.00%, 12/25/2043 PO	4,095,750	3,375,431
3.00%, 01/25/2046	3,083,185	3,255,590
5.65%, 11/25/2049 IO	182,686	27,223
5.82%, 02/25/2051	226,721	253,046
5.45%, 07/25/2051	72,983	82,707
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042	84,967	98,444
6.50%, 07/25/2042	146,006	173,202
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042	561,820	653,775
6.50%, 09/25/2042	241,414	287,301
Fannie Mae Trust 2003-W8
0.85%, 05/25/2042	53,327	52,799
7.00%, 10/25/2042	291,173	348,007
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033	392,559	472,462
5.04%, 11/25/2043	89,142	89,407
Fannie Mae Trust 2004-W15
0.70%, 08/25/2044	258,718	257,435
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044	90,485	106,591
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044	95,441	114,121
Fannie Mae Trust 2005-W3
0.67%, 03/25/2045	2,141,521	2,084,303

Fannie Mae Trust 2005-W4
6.00%, 08/25/2045	117,708	136,337
Fannie Mae Trust 2006-W2
2.48%, 11/25/2045	279,891	298,060
0.67%, 02/25/2046	988,187	987,719
Fannie Mae Whole Loan
0.71%, 11/25/2046	2,502,077	2,507,649
Fannie Mae-Aces
0.81%, 01/25/2017	49,952	49,922
0.97%, 08/25/2019	598,916	598,834
1.80%, 12/25/2019	743,000	754,637
4.33%, 03/25/2020	766,922	836,519
3.66%, 11/25/2020	612,695	659,626
3.73%, 06/25/2021	5,158,000	5,674,212
3.76%, 06/25/2021	1,032,000	1,138,809
2.92%, 08/25/2021	706,000	751,121
2.61%, 10/25/2021	3,000,000	3,146,003
1.37%, 11/25/2022	4,378,684	4,389,582
2.28%, 12/27/2022	1,357,000	1,401,606
2.39%, 01/25/2023	1,342,000	1,387,494
3.51%, 12/25/2023	8,394,000	9,320,120
3.50%, 01/25/2024	16,000,000	17,630,309
3.10%, 07/25/2024	1,066,000	1,145,955
3.02%, 08/25/2024	1,273,000	1,365,101
2.53%, 09/25/2024	1,390,000	1,440,196
2.72%, 10/25/2024	13,450,000	14,107,868
2.59%, 12/25/2024	1,640,000	1,704,852
3.15%, 12/25/2024	2,906,588	3,112,663
2.83%, 01/25/2025	3,500,000	3,722,333
2.90%, 01/25/2025	2,000,000	2,131,625
3.04%, 11/25/2025	8,800,000	9,390,679
3.09%, 04/25/2027	23,211,000	25,217,609
FDIC Guaranteed Notes Trust 2010-C1
2.98%, 12/06/2020 (Acquired 10/28/2013, Cost $943,872) (1)	932,153	947,377
FHLMC Multifamily Structured Pass Through Certificates
5.09%, 03/25/2019	9,000,000	9,824,151
1.80%, 06/25/2020 IO	58,428,165	2,807,456
2.57%, 09/25/2020	9,500,000	9,931,768
2.60%, 09/25/2020	763,000	794,675
2.87%, 12/25/2021	5,500,000	5,830,409
1.58%, 05/25/2022 IO	55,174,052	3,893,666
2.37%, 05/25/2022	15,905,000	16,494,140

1.14%, 09/25/2022	5,404,215	5,412,684
1.01%, 10/25/2022 IO	23,176,151	1,041,824
2.52%, 01/25/2023	2,000,000	2,089,072
2.62%, 01/25/2023	8,500,000	8,815,207
3.06%, 07/25/2023	8,150,000	8,816,042
3.53%, 07/25/2023	12,628,000	14,022,740
3.49%, 01/25/2024	5,000,000	5,553,408
3.39%, 03/25/2024	4,286,000	4,737,900
3.24%, 09/25/2024	2,152,000	2,356,461
3.17%, 10/25/2024	2,301,000	2,507,278
2.81%, 01/25/2025	29,255,000	31,049,042
2.77%, 05/25/2025	4,250,000	4,474,457
3.16%, 05/25/2025	5,600,000	6,059,012
3.28%, 06/25/2025	4,191,000	4,601,272
3.01%, 07/25/2025	1,532,000	1,648,885
3.00%, 12/25/2025	2,236,000	2,401,761
2.75%, 01/25/2026	2,225,000	2,341,221
1.37%, 03/25/2026	56,080,000	5,878,412
3.08%, 01/25/2031	4,126,000	4,389,736
FHLMC PC
3.50%, 02/01/2046	12,835,672	13,567,604
FHLMC Structured Pass Through Securities
6.62%, 07/25/2032	80,695	86,990
5.43%, 07/25/2033	242,524	284,145
1.58%, 10/25/2037	2,053,074	2,174,780
7.50%, 02/25/2042	333,155	402,256
7.50%, 08/25/2042	51,880	64,369
6.50%, 02/25/2043	322,628	392,334
7.00%, 02/25/2043	109,942	133,321
5.23%, 05/25/2043	771,059	869,595
0.00%, 07/25/2043 PO	30,826	26,935
7.50%, 07/25/2043	79,105	98,809
0.00%, 09/25/2043 PO	37,178	32,628
7.50%, 09/25/2043	447,695	546,785
0.00%, 10/25/2043 PO	40,331	34,102
7.00%, 10/25/2043	436,587	528,186
1.61%, 10/25/2044	885,070	918,952
FHLMC-GNMA
7.00%, 03/25/2023	19,716	21,656
6.25%, 11/25/2023	12,434	13,910
7.50%, 04/25/2024	90,537	102,050
First Horizon Alternative Mortgage Securities Trust 2005-FA7
5.00%, 09/25/2020	14,380	14,471

First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035	160,181	136,458
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 11/25/2021	46,336	46,155
First Horizon Alternative Mortgage Securities Trust 2006-FA8
5.75%, 02/25/2037	84,795	72,854
First Horizon Alternative Mortgage Securities Trust 2007-FA4
5.20%, 08/25/2037 IO	1,343,775	334,798
First Horizon Mortgage Pass-Through Trust 2004-AR2
3.06%, 05/25/2034	76,466	75,429
First Horizon Mortgage Pass-Through Trust 2004-AR7
2.72%, 02/25/2035	448,739	446,123
First Horizon Mortgage Pass-Through Trust 2005-AR1
2.94%, 04/25/2035	229,251	224,042
Freddie Mac
4.50%, 07/15/2040 (3)	8,500,000	9,270,312
4.00%, 07/15/2041 (3)	12,825,000	13,725,863
3.50%, 07/15/2042 (3)	21,055,000	22,197,891
Freddie Mac Gold Pool
6.50%, 08/01/2016	144	144
6.00%, 04/01/2017	54,043	54,786
6.00%, 04/01/2017	23,697	23,945
5.50%, 06/01/2017	942	956
5.00%, 10/01/2017	11,568	11,866
6.00%, 10/01/2017	15	15
6.50%, 11/01/2017	658	672
5.00%, 12/01/2017	50,573	51,887
5.00%, 12/01/2017	46,446	47,641
6.50%, 12/01/2017	1,381	1,411
5.50%, 01/01/2018	13,434	13,730
5.50%, 02/01/2018	13,039	13,394
5.50%, 04/01/2018	143,609	147,861
6.00%, 04/01/2018	3,047	3,122
6.50%, 04/01/2018	7,516	7,617
4.00%, 06/01/2018	2,135	2,211
4.50%, 08/01/2018	4,282	4,380
4.50%, 10/01/2018	2,678	2,739
4.50%, 10/01/2018	26,539	27,165
5.00%, 12/01/2018	7,828	8,034
5.50%, 01/01/2019	22,715	23,294
6.50%, 09/01/2019	6,327	6,487

5.50%, 12/01/2019	26,773	27,821
6.00%, 02/01/2020	4,823	4,958
5.50%, 04/01/2020	29,303	30,512
5.50%, 06/01/2020	14,889	15,265
6.00%, 06/01/2020	16,637	17,481
8.00%, 07/01/2020	55	56
6.00%, 08/01/2020	8,485	8,900
6.00%, 07/01/2021	39,627	41,397
6.00%, 07/01/2021	14,778	15,059
6.00%, 01/01/2022	2,819	2,890
6.00%, 02/01/2022	3,938	3,996
6.00%, 03/01/2022	17,930	18,325
6.50%, 03/01/2022	6,855	7,295
6.00%, 12/01/2022	10,335	11,732
5.50%, 02/01/2024	24,383	26,445
4.00%, 07/01/2024	522,956	555,958
8.00%, 08/01/2024	997	1,170
8.00%, 11/01/2024	747	831
7.50%, 08/01/2025	1,789	2,139
3.50%, 11/01/2025	615,717	652,638
3.50%, 12/01/2025	1,930,598	2,061,205
10.00%, 03/17/2026	36,727	38,331
7.00%, 04/01/2026	1,944	2,249
3.50%, 08/01/2026	2,140,856	2,284,406
3.50%, 01/01/2027	358,743	382,896
2.50%, 08/15/2027 (3)	6,000,000	6,192,656
6.50%, 01/01/2028	56,904	65,741
2.50%, 03/01/2028	14,779,133	15,307,044
2.50%, 04/01/2028	3,864,538	4,002,440
3.00%, 07/01/2028	3,145,023	3,313,142
8.50%, 07/01/2028	5,219	6,429
2.50%, 07/15/2028 (3)	4,000,000	4,135,938
3.00%, 08/01/2028	1,693,667	1,790,293
3.00%, 09/01/2028	6,604,338	6,971,695
3.00%, 10/01/2028	2,658,247	2,812,393
7.00%, 12/01/2028	79,574	94,847
3.00%, 05/01/2029	2,446,137	2,587,622
6.50%, 06/01/2029	26,781	31,722
7.00%, 07/01/2029	1,100	1,237
6.50%, 08/01/2029	123,998	146,739
6.00%, 10/01/2029	25,092	28,496
2.50%, 03/01/2030	2,585,051	2,682,683

2.50%, 07/01/2030	6,237,185	6,473,320
10.00%, 10/01/2030	215,535	236,808
7.00%, 01/01/2031	68,750	81,141
3.50%, 01/01/2032	984,828	1,055,338
7.50%, 01/01/2032	158,957	191,099
3.50%, 03/01/2032	398,639	427,205
7.00%, 07/01/2032	6,039	6,893
7.00%, 08/01/2032	8,680	10,344
5.50%, 01/01/2033	201,017	223,750
3.50%, 02/01/2033	336,473	359,797
6.00%, 02/01/2033	111,570	127,000
3.50%, 05/01/2033	393,343	420,575
3.50%, 05/01/2033	1,344,482	1,437,337
5.50%, 10/01/2033	66,123	76,257
6.00%, 12/01/2033	15,084	17,162
5.00%, 01/01/2034	52,614	58,894
6.00%, 01/01/2034	47,528	55,669
6.00%, 01/01/2034	40,758	44,463
5.00%, 06/01/2034	267,578	296,901
5.00%, 09/01/2034	123,094	138,305
6.50%, 11/01/2034	15,241	18,122
6.50%, 01/01/2035	169,106	203,092
5.00%, 03/01/2035	83,187	92,394
5.50%, 07/01/2035	125,921	142,134
4.50%, 11/01/2035	20,799	22,744
6.50%, 12/01/2035	56,650	62,024
6.50%, 12/01/2035	106,642	128,679
5.50%, 01/01/2036	44,871	50,493
5.00%, 03/01/2036	5,487,750	6,094,357
5.00%, 07/01/2036	4,834	5,371
5.00%, 11/01/2036	150,235	166,853
6.00%, 11/01/2036	22,674	25,057
6.50%, 11/01/2036	40,196	49,458
6.50%, 11/01/2036	245,215	280,351
6.50%, 11/01/2036	516,980	591,766
5.50%, 12/01/2036	70,526	79,221
6.00%, 12/01/2036	34,266	39,287
6.00%, 12/01/2036	17,740	20,341
6.50%, 12/01/2036	501,584	575,993
6.50%, 12/01/2036	181,332	207,884
7.50%, 12/01/2036	570,506	684,413
6.50%, 01/01/2037	31,462	34,750

6.50%, 01/01/2037	6,751	7,008
6.50%, 02/01/2037	53,424	61,018
7.00%, 02/01/2037	14,403	17,583
5.00%, 03/01/2037	447,100	495,818
5.00%, 06/01/2037	465,153	514,829
6.50%, 06/01/2037	24,318	27,288
5.00%, 08/01/2037	434,350	481,242
6.50%, 11/01/2037	101,766	124,115
7.50%, 01/01/2038	70,473	87,702
7.50%, 01/01/2038	103,863	126,367
5.00%, 02/01/2038	474,155	522,960
5.00%, 03/01/2038	530,218	585,139
5.00%, 03/01/2038	799,653	885,789
5.00%, 03/01/2038	512,177	564,896
5.00%, 03/01/2038	119,633	132,241
6.50%, 03/01/2038	94,933	112,140
5.00%, 04/01/2038	502,211	553,904
5.50%, 05/01/2038	134,758	151,168
5.50%, 08/01/2038	162,501	182,311
5.00%, 09/01/2038	386,754	426,562
5.00%, 09/01/2038	1,884	2,078
7.50%, 09/01/2038	51,929	64,685
5.00%, 11/01/2038	166,717	183,877
5.00%, 11/01/2038	2,844	3,137
5.00%, 12/01/2038	1,613	1,779
5.00%, 12/01/2038	458,683	505,959
5.50%, 01/01/2039	5,552,295	6,282,884
5.00%, 02/01/2039	946,849	1,044,309
5.00%, 05/01/2039	13,462	15,210
4.50%, 07/01/2039	428,116	467,051
4.50%, 10/01/2039	3,271,129	3,587,659
5.00%, 10/01/2039	1,033,606	1,139,996
4.50%, 11/01/2039	5,313,328	5,810,760
4.50%, 11/01/2039	3,726,496	4,088,064
5.00%, 03/01/2040	5,123,175	5,653,039
5.50%, 03/01/2040	49,002	54,818
5.50%, 05/01/2040	3,882,579	4,367,063
4.50%, 08/01/2040	89,554	98,863
4.50%, 08/01/2040	854,895	939,136
4.50%, 08/01/2040	5,842,000	6,486,251
5.00%, 08/01/2040	675,138	747,786
5.00%, 08/01/2040	2,511,186	2,782,809

5.50%, 08/01/2040	1,631,152	1,830,583
4.00%, 08/15/2040 (3)	4,500,000	4,811,873
4.00%, 09/01/2040	1,318,821	1,417,581
4.50%, 09/01/2040	661,014	726,078
4.50%, 09/01/2040	2,607,897	2,857,953
4.00%, 11/01/2040	4,134,173	4,444,123
4.00%, 11/01/2040	67,053	72,067
4.00%, 12/01/2040	733,418	794,393
4.00%, 12/01/2040	1,661,859	1,800,131
4.00%, 12/01/2040	2,528,915	2,718,595
4.00%, 12/01/2040	2,453,004	2,637,206
4.00%, 12/01/2040	1,991,878	2,157,603
4.00%, 01/01/2041	1,574,042	1,684,495
4.50%, 03/01/2041	493,650	542,339
5.00%, 04/01/2041	2,172,197	2,401,197
4.50%, 05/01/2041	3,632,365	3,998,947
5.00%, 06/01/2041	592,867	656,049
4.00%, 10/01/2041	8,729,486	9,385,652
4.00%, 11/01/2041	21,384	22,991
4.00%, 01/01/2042	392,094	421,567
4.00%, 05/01/2042	28,424	30,557
4.50%, 05/01/2042	5,213,849	5,732,847
3.50%, 06/01/2042	4,414,468	4,703,646
3.50%, 06/01/2042	768,248	811,362
4.00%, 06/01/2042	3,732,213	4,043,137
3.50%, 07/01/2042	17,453,307	18,430,327
3.00%, 08/01/2042	3,007,767	3,125,779
3.50%, 08/01/2042	1,491,683	1,574,786
3.50%, 08/15/2042 (3)	14,250,000	15,005,695
3.50%, 09/01/2042	6,064,430	6,407,047
3.00%, 10/01/2042	7,355,124	7,642,204
3.50%, 10/01/2042	4,744,243	5,008,259
4.00%, 10/01/2042	165,314	173,053
3.00%, 11/01/2042	9,533,507	9,986,785
3.50%, 11/01/2042	176,361	187,880
4.00%, 01/01/2043	420,961	456,115
3.00%, 02/01/2043	616,889	640,823
3.00%, 03/01/2043	7,983,965	8,293,879
3.00%, 03/01/2043	3,933,726	4,086,219
3.50%, 03/01/2043	1,333,780	1,408,296
3.00%, 04/01/2043	149,940	155,705
3.50%, 05/01/2043	422,620	450,315

3.00%, 06/01/2043	61,910	64,259
3.00%, 06/01/2043	16,955,129	17,607,191
3.50%, 06/01/2043	1,503,405	1,601,895
3.50%, 06/01/2043	2,735,338	2,885,231
4.00%, 06/01/2043	23,511	25,598
3.00%, 07/01/2043	42,272	43,889
3.00%, 07/01/2043	550,489	571,602
3.00%, 07/15/2043 (3)	23,005,000	23,843,127
3.00%, 08/01/2043	833,781	865,504
3.00%, 08/01/2043	10,494,003	10,894,347
3.00%, 08/15/2043 (3)	17,500,000	18,104,755
3.00%, 09/01/2043	688,942	714,877
4.00%, 09/01/2043	270,887	291,746
3.50%, 10/01/2043	337,937	356,423
3.00%, 11/01/2043	82,046	85,159
4.00%, 11/01/2043	162,281	175,017
4.00%, 11/01/2043	381,656	408,683
4.00%, 12/01/2043	434,613	465,226
4.00%, 12/01/2043	3,499,170	3,747,507
4.00%, 12/01/2043	1,096,002	1,180,417
4.00%, 01/01/2044	191,077	205,337
4.00%, 01/01/2044	1,061,168	1,136,205
4.00%, 03/01/2044	5,931,071	6,346,998
3.50%, 05/01/2044	23,857,121	25,524,740
4.50%, 07/01/2044	125,898	137,399
4.00%, 10/01/2044	14,694,011	15,904,547
3.50%, 03/01/2045	5,231,314	5,523,217
3.00%, 05/01/2045	3,233,967	3,374,593
3.00%, 05/01/2045	1,871,699	1,954,825
3.00%, 06/01/2045	969,983	1,006,304
3.50%, 08/01/2045	7,253,580	7,741,457
3.50%, 10/01/2045	8,066,972	8,574,538
3.50%, 12/01/2045	6,719,313	7,098,690
3.50%, 01/01/2046	7,315,466	7,774,545
4.00%, 01/01/2046	4,896,008	5,386,464
4.00%, 01/01/2046	4,001,863	4,362,252
3.50%, 04/01/2046	7,940,935	8,392,500
4.00%, 04/01/2046	9,956,334	10,852,935
4.00%, 04/01/2046	13,108,611	14,205,048
Freddie Mac Non Gold Pool
2.38%, 07/01/2019	1,593	1,614
2.38%, 07/01/2026	4,666	4,702

2.57%, 01/01/2027	8,985	9,432
2.53%, 04/01/2030	4,290	4,518
2.62%, 09/01/2032	8,464	8,973
2.78%, 05/01/2033	255,570	270,395
2.61%, 12/01/2033	46,029	48,875
2.86%, 04/01/2034	82,350	87,267
2.73%, 09/01/2034	179,271	189,820
2.63%, 01/01/2035	274,712	289,985
2.64%, 01/01/2035	82,808	87,718
2.69%, 08/01/2035	26,909	28,428
2.82%, 12/01/2035	101,865	108,214
2.58%, 02/01/2036	182,557	192,485
2.60%, 02/01/2036	38,428	40,552
3.14%, 03/01/2036	189,827	200,748
3.33%, 03/01/2036	189,995	199,909
2.76%, 05/01/2036	118,482	125,498
2.82%, 05/01/2036	198,401	209,690
3.44%, 05/01/2036	41,375	43,953
3.05%, 06/01/2036	491,123	521,241
3.12%, 06/01/2036	170,663	181,267
2.34%, 07/01/2036	84,604	89,262
2.56%, 07/01/2036	65,591	69,584
3.23%, 07/01/2036	73,713	76,669
2.24%, 08/01/2036	43,823	45,286
2.46%, 08/01/2036	106,730	111,760
2.51%, 08/01/2036	670,843	708,590
2.64%, 09/01/2036	236,952	251,362
2.83%, 09/01/2036	211,911	224,225
2.35%, 10/01/2036	83,522	88,170
2.58%, 10/01/2036	389,483	407,383
2.61%, 10/01/2036	184,180	195,231
2.63%, 10/01/2036	199,636	208,946
2.68%, 10/01/2036	103,196	109,264
2.91%, 10/01/2036	48,727	50,547
2.96%, 10/01/2036	149,810	159,508
2.50%, 11/01/2036	45,036	47,683
2.52%, 11/01/2036	185,551	194,554
2.52%, 11/01/2036	291,447	309,150
2.54%, 11/01/2036	87,428	92,628
2.54%, 11/01/2036	80,016	84,809
2.43%, 12/01/2036	540,073	563,811
2.47%, 12/01/2036	557,748	590,370

2.57%, 12/01/2036	18,562	19,489
2.89%, 12/01/2036	207,127	221,108
3.08%, 12/01/2036	27,814	30,090
2.54%, 01/01/2037	17,017	17,813
2.86%, 01/01/2037	103,461	109,755
2.65%, 02/01/2037	19,427	20,584
2.79%, 02/01/2037	308,349	325,868
2.80%, 02/01/2037	16,950	17,932
2.97%, 02/01/2037	165,367	175,625
3.26%, 02/01/2037	40,915	43,856
2.66%, 03/01/2037	534,371	562,285
3.15%, 03/01/2037	85,297	89,542
3.33%, 03/01/2037	46,323	49,275
2.43%, 04/01/2037	69,440	72,780
2.95%, 04/01/2037	10,017	10,351
3.20%, 04/01/2037	137,711	145,401
2.43%, 05/01/2037	166,344	172,950
2.89%, 05/01/2037	74,121	78,986
2.89%, 05/01/2037	155,101	162,158
3.00%, 05/01/2037	51,701	55,115
3.09%, 05/01/2037	366,292	389,031
3.32%, 05/01/2037	238,348	254,664
2.57%, 06/01/2037	115,798	121,676
2.73%, 07/01/2037	96,588	101,693
2.55%, 11/01/2037	52,695	55,726
3.10%, 04/01/2038	212,744	226,962
2.96%, 05/01/2038	141,841	150,225
3.94%, 07/01/2040	145,482	152,260
Freddie Mac Reference REMIC
6.00%, 04/15/2036	629,824	724,091
6.00%, 05/15/2036	858,595	981,847
Freddie Mac REMICS
6.50%, 08/15/2016	438	445
6.00%, 09/15/2016	187	189
6.00%, 09/15/2016	961	972
6.00%, 09/15/2016	24	24
6.00%, 09/15/2016	258	261
6.00%, 09/15/2016	2,191	2,216
6.00%, 10/15/2016	555	561
5.50%, 12/15/2016	1,195	1,206
6.00%, 12/15/2016	946	950
6.00%, 03/15/2017	2,167	2,201

5.50%, 06/15/2017	6	6
6.00%, 06/15/2017	2,208	2,230
15.75%, 08/15/2017	1,423	1,501
5.50%, 10/15/2017	5,128	5,235
5.00%, 12/15/2017	11,213	11,427
5.50%, 12/15/2017	22,790	23,351
5.00%, 01/15/2018	8,559	8,714
4.50%, 05/15/2018	13,108	13,443
6.50%, 05/15/2018	2,266	2,342
4.50%, 06/15/2018	111,560	114,161
5.66%, 06/15/2018 IO	18,957	776
4.50%, 07/15/2018	104,739	107,202
0.00%, 03/15/2019 PO	51,784	51,064
6.50%, 03/15/2019 IO	1,629	110
4.50%, 04/15/2019	845	877
0.00%, 07/15/2019 PO	449	447
0.00%, 02/15/2020 PO	251,107	244,495
5.00%, 02/15/2020 IO	46,861	2,580
5.00%, 02/15/2020 IO	74,814	4,685
6.50%, 03/15/2020	5,558	5,870
11.50%, 03/15/2020	18,477	20,086
9.50%, 04/15/2020	381	395
9.60%, 04/15/2020	800	851
10.00%, 06/15/2020	138	148
7.80%, 09/15/2020	141	146
9.00%, 10/15/2020	610	647
6.95%, 01/15/2021	2,152	2,279
8.60%, 01/15/2021	9	10
9.50%, 01/15/2021	584	632
1066.21%, 02/15/2021 IO	1	6
9.00%, 04/15/2021	458	520
1.39%, 05/15/2021	383	388
5.00%, 05/15/2021	1,261	1,304
6.75%, 05/15/2021	974	1,026
7.00%, 05/15/2021	7,526	8,175
32.50%, 05/15/2021	183	287
43.24%, 05/15/2021	269	422
6.00%, 07/15/2021	1,168	1,248
5.50%, 08/15/2021	616	649
7.00%, 09/15/2021	3,004	3,210
8.50%, 09/15/2021	2,913	3,241
6.73%, 11/15/2021	163,976	172,485

1181.25%, 11/15/2021 IO	2	10
0.00%, 12/15/2021 PO	173,011	171,002
1145.19%, 01/15/2022 IO	24	362
5.00%, 03/15/2022	568,000	598,591
7.00%, 03/15/2022	1,265	1,386
6.00%, 05/15/2022	903	962
7.00%, 05/15/2022	1,891	2,089
7.50%, 08/15/2022	2,242	2,550
8.00%, 08/15/2022	5,620	6,352
1.59%, 09/15/2022	3,868	3,945
5.50%, 10/15/2022	109,475	119,521
4.45%, 12/15/2022	3,675	3,991
5.50%, 12/15/2022	34,978	37,935
1.69%, 02/15/2023	497	507
7.50%, 02/15/2023	34,338	38,142
5.50%, 03/15/2023	146,000	167,478
1.59%, 04/15/2023	19,724	20,183
5.50%, 04/15/2023	147,000	169,896
7.00%, 04/15/2023	28,638	31,351
7.50%, 04/15/2023	6,053	6,726
5.00%, 05/15/2023	30,778	33,140
7.00%, 05/15/2023	3,269	3,665
8.61%, 05/15/2023	13,629	16,191
0.00%, 06/15/2023 PO	2,048	2,025
0.00%, 06/15/2023 PO	2,812	2,781
5.60%, 06/15/2023	65,402	69,768
6.11%, 06/15/2023 IO	18,938	839
1.10%, 07/15/2023	11,995	11,989
8.16%, 07/15/2023	13,366	14,654
24.76%, 07/15/2023	2,520	3,924
2.19%, 08/15/2023	734	757
6.50%, 09/15/2023	84,093	96,605
7.00%, 09/15/2023	26,264	29,147
32.59%, 09/15/2023	10,935	19,192
0.00%, 10/15/2023 PO	41,709	41,160
6.25%, 10/15/2023	14,459	16,008
21.31%, 10/15/2023	5,255	8,210
5.00%, 11/15/2023	401,893	438,470
5.50%, 11/15/2023	95,768	104,601
6.00%, 11/15/2023	32,728	36,026
5.00%, 12/15/2023	40,556	44,038
6.50%, 12/15/2023	42,033	46,631

6.50%, 12/15/2023	20,521	22,649
7.00%, 01/15/2024	13,204	14,805
0.00%, 02/15/2024 PO	5,959	5,530
0.00%, 02/15/2024 PO	14,306	13,908
7.00%, 02/15/2024	1,655	1,910
10.00%, 02/15/2024	2,165	3,147
18.24%, 02/15/2024	1,430	2,067
0.97%, 03/15/2024	1,074	1,069
1.04%, 03/15/2024	2,234	2,264
7.00%, 03/15/2024	57,993	65,055
7.00%, 03/15/2024	11,278	12,651
28.33%, 03/15/2024 IO	7,391	3,756
7.50%, 04/15/2024	42,264	47,737
0.00%, 05/15/2024 PO	8,542	8,234
8.78%, 05/15/2024 IO	20,452	4,160
0.74%, 06/15/2024	32,811	32,829
6.00%, 06/15/2024	39,166	44,547
7.50%, 08/15/2024	7,417	8,436
4.00%, 12/15/2024	206,000	230,264
5.00%, 12/15/2024	114,540	124,871
31.39%, 04/15/2025	32,651	51,549
4.50%, 06/15/2025	722,000	815,873
15.77%, 08/15/2025	19,995	26,216
26.08%, 10/15/2025	37,982	58,729
3.50%, 01/15/2026	2,000,000	2,181,936
5.00%, 03/15/2026	296,244	321,267
6.50%, 03/15/2026	6,090	6,689
6.50%, 07/15/2026	38,492	44,219
7.50%, 09/15/2026	5,691	6,557
8.00%, 09/15/2026	15,774	18,260
6.50%, 01/15/2027	28,209	32,406
7.50%, 01/15/2027	36,132	41,474
7.50%, 01/15/2027	12,325	14,223
1.14%, 02/15/2027	958	974
6.00%, 05/15/2027	30,821	34,419
7.25%, 07/15/2027	1,775	2,039
7.50%, 09/15/2027	12,406	13,856
6.50%, 12/15/2027	19,142	21,478
7.00%, 03/15/2028 IO	20,378	4,082
7.50%, 03/15/2028	64,003	73,758
7.50%, 05/15/2028	21,428	24,744
6.50%, 06/15/2028	32,420	37,507

7.00%, 06/15/2028	3,987	4,556
6.00%, 07/15/2028	13,024	14,499
6.25%, 08/15/2028	72,240	81,236
6.50%, 08/15/2028	67,481	75,573
6.00%, 09/15/2028	13,871	15,712
7.00%, 10/15/2028 IO	25,980	2,939
6.00%, 11/15/2028	60,142	68,598
6.00%, 12/15/2028	112,509	126,429
1.04%, 01/15/2029	26,621	27,030
6.00%, 01/15/2029	153,905	176,272
6.00%, 02/15/2029	32,872	36,557
6.25%, 02/15/2029	169,844	192,939
28.57%, 03/15/2029	4,469	8,216
7.00%, 04/15/2029 IO	2,514	302
4.00%, 05/15/2029	678,611	705,183
7.00%, 06/15/2029	142,042	163,718
7.50%, 06/15/2029 IO	10,511	1,362
7.00%, 07/15/2029	63,568	72,312
7.00%, 08/15/2029	34,947	40,923
4.00%, 11/15/2029 IO	339,178	22,815
7.50%, 11/15/2029	188	224
8.00%, 11/15/2029	30,759	35,565
7.00%, 01/15/2030	66,262	76,868
8.00%, 01/15/2030	18,458	22,399
8.00%, 01/15/2030	61,295	71,371
8.00%, 03/15/2030	11,182	13,453
5.00%, 04/15/2030	702,000	843,190
8.00%, 04/15/2030	17,265	20,214
7.50%, 05/15/2030	13,115	15,319
7.50%, 08/15/2030	12,401	14,506
7.25%, 09/15/2030	32,757	38,097
7.00%, 10/15/2030	43,486	50,281
7.50%, 10/15/2030	4,142	4,849
7.50%, 10/15/2030	873	1,018
7.25%, 12/15/2030	55,772	64,683
7.00%, 03/15/2031	23,768	27,979
6.50%, 05/15/2031	13,840	16,215
7.00%, 06/15/2031	26,095	30,807
8.50%, 06/15/2031	54,190	64,658
6.00%, 07/15/2031	11,296	11,250
7.00%, 07/15/2031	55,128	63,616
6.50%, 08/15/2031	28,488	33,059

6.50%, 08/15/2031	314,667	375,129
6.50%, 08/15/2031	30,530	35,497
6.50%, 08/15/2031	27,448	32,173
6.50%, 10/15/2031	27,890	32,038
6.50%, 01/15/2032	31,070	35,246
6.50%, 01/15/2032	51,366	58,015
1.34%, 02/15/2032	163,710	167,285
6.38%, 02/15/2032	37,405	41,253
6.50%, 02/15/2032	55,428	62,898
6.50%, 02/15/2032	59,426	68,075
7.56%, 02/15/2032 IO	128,489	30,127
8.21%, 02/15/2032 IO	26,476	8,298
15.22%, 02/15/2032	69,272	94,321
18.35%, 02/15/2032	66,156	106,276
6.50%, 03/15/2032	81,551	95,869
6.50%, 03/15/2032	74,567	86,005
7.00%, 03/15/2032	47,575	55,349
7.00%, 03/15/2032	62,388	72,691
7.51%, 03/15/2032 IO	52,020	14,818
7.56%, 03/15/2032 IO	33,936	9,761
6.50%, 04/15/2032	186,638	215,269
6.50%, 04/15/2032	121,087	140,162
6.50%, 04/15/2032	19,458	22,959
7.00%, 04/15/2032	114,627	135,186
7.00%, 04/15/2032	41,028	46,441
5.50%, 05/15/2032	46,090	46,779
6.50%, 05/15/2032	67,315	78,392
7.00%, 05/15/2032	46,643	53,945
6.50%, 06/15/2032	39,626	45,810
6.50%, 06/15/2032	77,430	89,367
6.50%, 06/15/2032	55,572	64,645
6.50%, 07/15/2032	67,048	77,512
6.50%, 07/15/2032	86,547	101,477
0.00%, 09/15/2032 PO	1,802,036	1,688,823
6.00%, 09/15/2032	96,643	110,131
0.00%, 12/15/2032 PO	11,121	10,231
0.00%, 12/15/2032 PO	7,445	7,373
0.00%, 12/15/2032 PO	58,863	58,026
1.19%, 12/15/2032	88,485	90,124
6.00%, 12/15/2032	82,658	94,075
6.00%, 12/15/2032	154,789	175,983
17.54%, 12/15/2032	52,167	75,564

0.00%, 01/15/2033 PO	12,453	12,439
6.00%, 01/15/2033	98,209	112,805
6.00%, 02/15/2033	87,402	100,044
6.00%, 02/15/2033	377,450	419,430
6.00%, 03/15/2033	65,439	72,543
6.50%, 03/15/2033 IO	42,205	7,383
14.04%, 06/15/2033	137,117	190,972
5.00%, 07/15/2033	1,002,040	1,159,720
6.57%, 07/15/2033	462	548
12.40%, 07/15/2033	39,055	45,269
3.00%, 08/15/2033	495,000	519,838
13.95%, 09/15/2033	43,392	58,384
7.61%, 10/15/2033	1,084,000	1,220,688
15.53%, 11/15/2033	22,521	30,359
1.04%, 12/15/2033	339,106	340,907
5.50%, 12/15/2033	77,041	78,687
5.00%, 01/15/2034	535,398	599,991
5.50%, 02/15/2034	24,806	26,358
6.00%, 05/15/2034	321,731	353,446
22.87%, 06/15/2034	130,159	184,914
0.00%, 07/15/2034 PO	227,846	218,569
2.66%, 07/15/2034	84,498	89,772
4.00%, 11/15/2034 IO	552,961	14,894
0.00%, 01/15/2035 PO	1,922	1,891
0.00%, 02/15/2035 PO	63,497	60,472
26.21%, 02/15/2035	77,457	126,904
0.00%, 04/15/2035 PO	113,259	104,927
6.00%, 04/15/2035	1,057,000	1,276,710
0.84%, 05/15/2035	112,725	112,674
0.74%, 06/15/2035	120,703	120,083
15.89%, 06/15/2035	13,450	16,193
0.00%, 08/15/2035 PO	9,654	9,383
1.24%, 08/15/2035	118,291	120,564
0.00%, 09/15/2035 PO	58,611	56,377
6.00%, 09/15/2035	78,274	79,166
18.53%, 11/15/2035	69,379	103,877
0.00%, 01/15/2036 PO	23,671	23,564
6.00%, 01/15/2036	265,288	305,534
22.95%, 01/15/2036	20,654	33,524
0.00%, 02/15/2036 PO	52,001	48,019
0.00%, 02/15/2036 PO	74,443	70,334
0.00%, 02/15/2036 PO	44,874	39,927

0.00%, 02/15/2036 PO	224,500	208,833
0.00%, 03/15/2036 PO	14,343	13,010
0.00%, 03/15/2036 PO	128,292	121,796
0.00%, 03/15/2036 PO	137,902	128,162
6.00%, 03/15/2036	2,065	2,758
0.00%, 04/15/2036 PO	260,298	241,637
0.00%, 04/15/2036 PO	146,012	139,683
0.00%, 04/15/2036 PO	76,186	73,488
0.00%, 04/15/2036 PO	267,894	256,282
6.00%, 04/15/2036 IO	146,931	26,545
6.00%, 04/15/2036	1,366,751	1,573,005
6.00%, 04/15/2036	167,565	193,396
0.00%, 05/15/2036 PO	21,255	20,355
0.00%, 05/15/2036 PO	103,221	93,982
0.00%, 05/15/2036 PO	62,138	60,224
0.00%, 05/15/2036 PO	14,446	13,244
0.89%, 05/15/2036	1,033,314	1,037,716
0.94%, 05/15/2036	622,021	625,410
0.00%, 06/15/2036 PO	242,572	231,414
6.00%, 06/15/2036	32,894	36,974
6.00%, 06/15/2036	132,385	136,760
18.45%, 06/15/2036	48,454	67,860
0.00%, 07/15/2036 PO	48,207	45,348
6.50%, 07/15/2036	215,003	250,320
6.50%, 07/15/2036	161,709	184,790
6.66%, 07/15/2036 IO	20,152	2,563
0.00%, 08/15/2036 PO	69,067	62,102
5.50%, 08/15/2036	337,898	382,933
5.50%, 08/15/2036	120,480	132,518
6.21%, 08/15/2036 IO	1,021,611	199,374
0.00%, 09/15/2036 PO	42,912	41,289
0.00%, 09/15/2036 PO	29,691	26,152
0.00%, 10/15/2036 PO	81,209	73,224
6.26%, 10/15/2036 IO	88,840	16,715
7.50%, 11/15/2036	1,258,961	1,515,821
0.00%, 12/15/2036 PO	37,555	33,719
7.00%, 12/15/2036	3,134,688	3,749,325
7.50%, 12/15/2036	1,114,235	1,378,559
0.00%, 01/15/2037 PO	37,618	36,044
5.70%, 01/15/2037 IO	69,535	10,323
0.00%, 02/15/2037 PO	19,404	18,260
0.00%, 02/15/2037 PO	101,364	90,401

0.88%, 02/15/2037	90,351	90,472
6.00%, 02/15/2037	137,834	153,177
0.00%, 03/15/2037 PO	39,366	37,177
6.01%, 03/15/2037 IO	107,926	15,621
9.00%, 03/15/2037	30,116	37,385
0.00%, 04/15/2037 PO	48,574	46,543
6.00%, 04/15/2037	114,701	130,696
0.00%, 05/15/2037 PO	84,760	81,600
0.00%, 05/15/2037 PO	428,568	385,815
0.00%, 05/15/2037 PO	5,069	4,725
6.00%, 05/15/2037	293,928	317,865
0.00%, 06/15/2037 PO	43,281	41,198
0.00%, 06/15/2037 PO	21,301	20,381
0.00%, 07/15/2037 PO	520,466	468,268
0.84%, 07/15/2037	2,275,473	2,246,023
4.50%, 07/15/2037 IO	1,228,868	46,767
6.16%, 07/15/2037 IO	99,590	17,120
4.00%, 08/15/2037 IO	1,062,666	46,417
0.00%, 09/15/2037 PO	56,932	54,491
1.04%, 09/15/2037	32,159	32,398
4.00%, 10/15/2037 IO	675,718	24,637
4.00%, 10/15/2037 IO	427,461	10,278
1.12%, 11/15/2037	1,318,243	1,332,279
5.98%, 11/15/2037 IO	488,970	84,319
6.01%, 11/15/2037 IO	326,628	44,348
5.56%, 01/15/2038 IO	580,197	89,998
16.34%, 02/15/2038	23,596	32,387
5.50%, 03/15/2038	910,674	1,050,554
6.36%, 04/15/2038 IO	224,791	36,962
5.50%, 05/15/2038	162,637	179,353
5.76%, 06/15/2038 IO	238,518	42,097
6.00%, 06/15/2038	36,808	42,400
6.00%, 06/15/2038	695,703	792,546
5.41%, 08/15/2038 IO	443,389	60,790
5.70%, 10/15/2038	194,348	219,222
5.50%, 01/15/2039	354,527	400,423
2.16%, 02/15/2039	167,824	172,173
5.56%, 02/15/2039 IO	192,139	35,844
0.84%, 04/15/2039	833,418	838,746
0.89%, 05/15/2039	1,049,817	1,050,883
5.66%, 05/15/2039 IO	144,296	17,173
5.86%, 05/15/2039 IO	233,674	32,750

1.64%, 07/15/2039	134,076	136,403
4.50%, 07/15/2039	1,241,635	1,354,888
0.89%, 08/15/2039	303,705	304,482
3.50%, 08/15/2039	934,303	990,786
0.00%, 10/15/2039 PO	200,434	177,758
5.00%, 10/15/2039 IO	653,944	87,984
5.81%, 12/15/2039 IO	247,525	37,525
0.00%, 01/15/2040 PO	205,313	185,503
1.88%, 01/15/2040 IO	2,658,089	203,874
16.03%, 02/15/2040	475,000	710,166
0.94%, 10/15/2040	348,964	350,955
5.56%, 10/15/2040 IO	1,126,689	183,104
5.56%, 10/15/2040 IO	895,736	151,610
0.99%, 12/15/2040	2,756,863	2,779,593
0.99%, 03/15/2041	1,974,840	1,983,152
5.00%, 05/15/2041	1,094,111	1,397,165
5.50%, 05/15/2041	1,407,638	1,601,361
5.50%, 05/15/2041	534,422	592,184
0.84%, 10/15/2041	1,418,494	1,417,635
4.00%, 11/15/2041	1,290,670	1,398,317
4.00%, 12/15/2041	615,771	674,558
0.94%, 03/15/2042	1,302,891	1,307,319
0.94%, 07/15/2042	671,214	671,852
0.89%, 08/15/2042	3,404,958	3,431,303
0.84%, 09/15/2042	1,225,150	1,215,212
4.00%, 01/15/2043	2,967,914	3,190,191
3.00%, 06/15/2043	206,000	215,838
4.50%, 09/15/2043	1,000,000	1,198,547
1.75%, 02/15/2046	3,040,898	3,177,208
7.27%, 11/15/2046	1,447,140	1,698,224
3.50%, 06/15/2048	7,530,464	7,937,635
0.00%, 10/15/2049 PO	874,526	826,955
Freddie Mac Strips
4.50%, 11/15/2020 IO	86,585	3,881
4.50%, 12/15/2020 IO	58,653	3,086
9.00%, 04/01/2022 IO	160	27
0.00%, 04/01/2028 PO	117,153	104,358
5.00%, 09/15/2035 IO	213,711	36,235
5.00%, 09/15/2035 IO	401,737	61,485
5.00%, 09/15/2035 IO	255,193	38,036
7.26%, 08/15/2036 IO	767,418	144,059
0.99%, 07/15/2042	4,006,161	3,992,369

3.50%, 07/15/2042	9,080,643	9,586,300
0.94%, 08/15/2042	2,610,596	2,594,867
0.99%, 08/15/2042	2,264,628	2,281,034
3.00%, 08/15/2042	3,194,430	3,282,255
3.00%, 01/15/2043	770,118	803,318
0.00%, 09/15/2043 PO	1,376,258	1,166,495
FREMF 2016-K722 Mortgage Trust
3.83%, 07/25/2049 (Acquired 06/22/2016, Cost $1,742,946) (1)	1,845,000	1,742,896
Ginnie Mae
4.00%, 07/15/2042 (3)	27,480,000	29,373,542
Ginnie Mae I pool
9.00%, 08/15/2016	1	1
9.00%, 12/15/2016	14	14
6.50%, 06/15/2017	1,744	1,758
6.00%, 10/15/2017	666	667
8.50%, 11/15/2017	150	152
9.00%, 02/15/2020	71	71
9.50%, 09/15/2020	2	2
8.00%, 07/15/2022	51	51
8.00%, 09/15/2022	351	355
7.50%, 11/15/2022	712	770
7.50%, 03/15/2023	296	324
7.00%, 08/15/2023	679	738
7.00%, 09/15/2023	20,289	22,139
7.00%, 11/15/2023	1,301	1,493
6.50%, 01/15/2024	5,202	5,934
7.00%, 02/15/2024	9,434	10,236
9.50%, 10/15/2024	62,015	67,581
9.00%, 11/15/2024	1,466	1,630
9.50%, 12/15/2025	3,380	3,799
7.50%, 11/15/2026	1,267	1,316
7.50%, 07/15/2027	1,969	2,031
6.50%, 03/15/2028	8,722	9,949
7.50%, 07/15/2028	835	861
8.00%, 08/15/2028	1,745	1,761
6.50%, 09/15/2028	28,355	32,342
7.50%, 09/15/2028	6,059	6,876
6.50%, 10/15/2028	1,591	1,819
6.00%, 11/15/2028	12,589	14,386
7.00%, 09/15/2031	129,404	160,024
6.50%, 01/15/2032	114,354	137,969
6.50%, 07/15/2032	2,693	3,071

6.50%, 02/15/2033	17,097	19,544
7.00%, 02/15/2033	6,425	7,311
5.50%, 04/15/2033	386,856	445,715
6.50%, 04/15/2033	13,946	15,908
5.50%, 06/15/2033	6,064	6,814
7.00%, 06/15/2033	25,621	32,193
5.50%, 12/15/2033	20,757	23,625
5.50%, 07/15/2034	8,549	9,793
5.50%, 09/15/2034	25,717	29,391
7.00%, 06/15/2035	363,391	443,251
6.50%, 12/15/2035	121,390	146,828
7.00%, 04/15/2037	39,569	46,339
7.50%, 10/15/2037	63,152	70,262
4.00%, 06/15/2039	981,343	1,054,707
4.50%, 04/15/2040	5,597,404	6,176,721
4.00%, 10/15/2040	474,436	510,150
3.50%, 03/15/2043	1,630,707	1,746,307
3.50%, 04/15/2043	6,981,853	7,455,017
3.00%, 05/15/2043	1,187,837	1,244,388
3.50%, 06/15/2043	2,558,533	2,730,031
3.50%, 07/15/2043	905,422	968,841
Ginnie Mae II pool
8.50%, 03/20/2025	487	550
8.50%, 04/20/2025	2,858	3,263
8.50%, 05/20/2025	6,369	7,269
8.00%, 12/20/2025	897	1,036
8.00%, 06/20/2026	2,157	2,531
8.00%, 08/20/2026	1,746	2,149
8.00%, 09/20/2026	1,875	2,282
8.00%, 11/20/2026	1,555	1,864
8.00%, 10/20/2027	4,339	5,177
8.00%, 11/20/2027	3,486	4,129
8.00%, 12/20/2027	1,653	1,898
7.50%, 02/20/2028	2,612	3,192
6.00%, 03/20/2028	11,183	13,128
8.00%, 06/20/2028	621	635
8.00%, 08/20/2028	168	177
7.50%, 09/20/2028	7,339	9,106
8.00%, 09/20/2028	520	546
6.50%, 07/20/2029	122,314	145,147
6.00%, 11/20/2033	8,362	9,882
5.00%, 10/20/2037	690,702	768,240

7.00%, 08/20/2038	57,391	74,699
6.00%, 09/20/2038	963,679	1,100,662
6.00%, 11/20/2038	9,934	10,807
6.00%, 08/20/2039	468,147	540,661
5.50%, 09/20/2039	266,863	304,128
4.50%, 06/20/2040	1,688,718	1,839,275
5.00%, 07/20/2040	430,171	478,597
4.00%, 10/20/2040	4,619,461	4,977,757
4.50%, 01/20/2041	1,263,622	1,379,707
4.50%, 03/20/2041	1,230,635	1,343,692
4.50%, 05/20/2041	626,119	683,642
4.50%, 06/20/2041	4,454,080	4,863,287
4.50%, 09/20/2041	1,337,938	1,460,861
4.00%, 06/20/2042	5,916,677	6,361,787
3.00%, 08/20/2042	8,281,193	8,684,016
3.50%, 10/20/2042	9,593,333	10,223,167
4.00%, 02/20/2043	2,634,702	2,832,105
3.50%, 05/20/2043	2,227,999	2,373,851
3.00%, 09/20/2043	792,186	830,724
4.50%, 10/20/2043	7,362,552	7,910,411
4.50%, 12/20/2043	1,885,796	2,026,271
3.00%, 01/20/2044	1,508,726	1,582,123
3.00%, 04/20/2045	10,593,812	11,086,533
3.50%, 04/20/2045	9,805,016	10,412,762
4.00%, 05/20/2045	13,501,256	14,439,096
3.00%, 07/15/2045 (3)	51,850,000	54,191,349
3.50%, 07/15/2045 (3)	86,435,000	91,722,393
3.50%, 07/20/2045	11,886,663	12,628,209
4.46%, 05/20/2063	522,769	568,711
Ginnie Mae II Pool
3.00%, 08/15/2042 (3)	14,000,000	14,603,749
3.50%, 08/15/2043 (3)	16,500,000	17,486,133
3.50%, 02/20/2046	15,806,298	16,799,133
3.00%, 04/20/2046	13,420,515	14,044,706
4.00%, 06/20/2046	10,070,737	10,825,680
GMACM Mortgage Loan Trust 2003-AR1
3.13%, 10/19/2033	471,981	465,249
GMACM Mortgage Loan Trust 2003-AR2
3.17%, 12/19/2033	400,983	393,765
GMACM Mortgage Loan Trust 2003-J8
5.25%, 12/25/2033	14,467	14,968
GMACM Mortgage Loan Trust 2004-J5
6.50%, 01/25/2035	187,918	193,903

GMACM Mortgage Loan Trust 2004-J6
5.00%, 01/25/2020	58,249	59,357
GMACM Mortgage Loan Trust 2005-AR3
3.30%, 06/19/2035	315,843	308,111
Gnma Remic Trust 2015-137
5.48%, 01/20/2038	1,234,620	1,408,385
Government National Mortgage Association
5.50%, 11/20/2020	342,967	359,149
5.00%, 04/16/2023	619,000	648,754
6.50%, 10/16/2024	195,272	221,877
6.00%, 02/20/2029	177,534	201,019
8.16%, 08/16/2029 IO	17,217	4,393
7.50%, 11/20/2029	23,873	27,912
8.50%, 02/16/2030	212,529	252,371
9.00%, 03/16/2030	190,392	232,482
7.06%, 04/16/2030 IO	178,152	34,420
8.00%, 06/20/2030	19,809	23,791
9.00%, 10/20/2030	30,616	35,670
9.00%, 11/16/2030 IO	1,671	246
9.00%, 11/20/2030	18,091	19,536
8.26%, 01/16/2031 IO	11,341	3,139
8.11%, 03/16/2031 IO	8,291	2,904
19.85%, 03/17/2031	92,670	156,153
7.61%, 08/16/2031 IO	20,406	7,092
7.81%, 08/16/2031 IO	21,944	7,672
0.80%, 03/20/2032	92,444	92,512
7.51%, 04/16/2032 IO	87,434	19,524
11.26%, 04/16/2032	8,093	10,411
9.00%, 06/16/2032	2,865	3,681
6.50%, 06/20/2032	85,744	102,470
6.50%, 06/20/2032	333,466	399,498
6.50%, 07/16/2032	99,409	117,787
6.00%, 07/20/2032	35,156	39,929
6.50%, 07/20/2032	168,392	200,856
6.50%, 07/20/2032	113,320	136,876
7.25%, 08/20/2032 IO	20,379	743
6.50%, 10/20/2032 IO	91,372	1,226
13.89%, 11/17/2032	24,620	30,900
6.00%, 11/20/2032	146,000	173,337
0.00%, 12/20/2032 PO	165,347	161,745
5.50%, 01/16/2033	693,225	789,539

0.00%, 01/17/2033 PO	690	690
6.50%, 01/20/2033	180,540	207,922
7.26%, 02/16/2033 IO	88,037	15,435
0.00%, 02/17/2033 PO	64,522	62,137
7.25%, 02/20/2033 IO	38,675	10,695
0.00%, 03/16/2033 PO	13,695	12,914
7.16%, 03/17/2033	21,612	23,292
6.50%, 03/20/2033	326,000	379,276
6.50%, 03/20/2033	99,715	114,762
5.50%, 04/20/2033	390,528	441,563
6.50%, 05/20/2033	116,000	138,463
0.00%, 06/16/2033 PO	66,817	60,113
6.00%, 09/16/2033	234,773	268,925
0.00%, 10/20/2033 PO	10,664	9,925
5.82%, 10/20/2033	248,927	285,733
6.11%, 11/16/2033 IO	153,081	26,176
6.11%, 12/16/2033 IO	131,993	29,530
5.50%, 03/16/2034	5,414,424	6,157,417
6.06%, 03/16/2034 IO	95,898	4,221
18.45%, 04/16/2034	61,066	93,963
15.75%, 05/18/2034	16,358	20,842
0.00%, 06/20/2034 PO	121,793	116,941
6.00%, 06/20/2034	434,595	495,281
13.94%, 08/17/2034	67,710	84,328
5.73%, 08/20/2034	127,786	145,202
6.11%, 09/16/2034 IO	436,213	87,769
7.00%, 09/20/2034	56,758	64,045
27.26%, 09/20/2034	56,758	98,801
13.30%, 10/16/2034	14,987	18,413
22.76%, 10/16/2034	44,190	71,307
5.65%, 10/20/2034 IO	703,044	112,062
11.30%, 10/20/2034	22,955	26,518
5.63%, 11/20/2034 IO	358,020	60,166
6.30%, 01/20/2035 IO	490,016	83,781
15.37%, 06/17/2035	224,902	325,027
6.35%, 06/20/2035	260,050	302,546
5.50%, 07/20/2035 IO	51,832	10,881
19.36%, 08/16/2035	24,691	38,012
0.00%, 08/20/2035 PO	304,783	289,655
21.03%, 08/20/2035	3,093	4,583
5.50%, 09/20/2035	335,246	378,954
5.85%, 09/20/2035 IO	1,028,608	188,216

0.00%, 10/20/2035 PO	56,946	54,179
0.00%, 11/20/2035 PO	90,199	83,700
6.00%, 12/20/2035 IO	95,211	16,894
5.75%, 02/20/2036	79,230	86,119
0.00%, 03/20/2036 PO	84,389	81,279
0.00%, 05/20/2036 PO	116,747	111,935
6.05%, 06/20/2036 IO	19,001	2,443
0.00%, 07/20/2036 PO	17,047	16,274
6.25%, 07/20/2036 IO	99,907	4,834
6.50%, 07/20/2036	474,529	567,114
6.50%, 08/20/2036	634,851	751,666
5.56%, 10/20/2036	265,101	299,638
6.25%, 10/20/2036 IO	152,141	27,568
6.35%, 11/20/2036 IO	257,904	52,136
5.93%, 02/20/2037	85,612	96,656
0.00%, 03/20/2037 PO	341,786	327,763
5.75%, 03/20/2037 IO	244,610	43,074
0.00%, 04/16/2037 PO	156,458	150,564
6.37%, 04/16/2037 IO	403,220	84,826
5.75%, 04/20/2037 IO	155,325	25,512
6.11%, 04/20/2037	179,926	204,021
0.74%, 05/16/2037	92,760	92,626
0.00%, 05/20/2037 PO	25,372	23,504
5.75%, 05/20/2037 IO	280,129	57,900
5.75%, 05/20/2037 IO	314,140	58,633
0.00%, 06/16/2037 PO	54,403	52,122
0.00%, 06/16/2037 PO	404,823	392,793
6.03%, 06/16/2037 IO	233,285	45,119
5.80%, 06/20/2037 IO	247,704	35,938
6.19%, 07/20/2037 IO	342,600	70,928
6.23%, 07/20/2037 IO	357,812	65,680
6.30%, 07/20/2037 IO	238,395	44,511
6.33%, 08/20/2037 IO	89,186	13,588
0.00%, 09/20/2037 PO	61,433	59,246
6.10%, 09/20/2037 IO	221,394	42,897
18.86%, 09/20/2037	62,759	90,378
5.50%, 10/16/2037 IO	423,080	47,815
12.50%, 10/20/2037	41,112	55,537
0.00%, 11/16/2037 PO	484,104	438,914
6.10%, 11/16/2037 IO	239,201	42,306
5.50%, 11/20/2037	13,603	14,030
5.55%, 11/20/2037 IO	270,076	43,187

6.05%, 11/20/2037 IO	522,995	94,405
6.06%, 11/20/2037 IO	294,581	51,220
6.10%, 11/20/2037 IO	240,205	43,644
18.61%, 11/20/2037	29,374	45,263
6.10%, 12/20/2037 IO	379,868	70,725
0.00%, 01/20/2038 PO	18,195	16,891
0.00%, 01/20/2038 PO	33,537	33,210
5.50%, 02/20/2038 IO	60,538	9,141
5.55%, 02/20/2038 IO	2,292,551	390,412
7.26%, 04/16/2038 IO	134,899	29,804
5.85%, 04/20/2038 IO	370,120	61,839
5.96%, 05/16/2038 IO	1,120,906	219,817
5.75%, 06/20/2038 IO	93,414	16,404
6.00%, 06/20/2038	189,800	218,821
1.27%, 07/20/2038	686,073	697,015
5.70%, 07/20/2038 IO	338,777	48,722
5.75%, 07/20/2038	390,250	421,177
5.55%, 08/20/2038 IO	125,192	17,072
5.58%, 08/20/2038	495,179	573,869
5.45%, 09/20/2038 IO	397,769	58,851
5.75%, 09/20/2038 IO	810,549	127,363
7.15%, 09/20/2038 IO	173,502	34,842
6.10%, 11/20/2038	302,563	345,655
5.96%, 12/16/2038 IO	138,910	8,846
5.25%, 12/20/2038 IO	408,816	62,963
5.55%, 12/20/2038 IO	232,274	35,850
5.86%, 12/20/2038	985,942	1,135,901
6.00%, 12/20/2038 IO	113,903	16,387
6.85%, 12/20/2038 IO	740,310	147,626
5.46%, 01/20/2039	1,645,471	1,841,369
5.66%, 02/16/2039 IO	185,579	29,485
5.71%, 02/16/2039 IO	282,596	38,000
5.50%, 02/20/2039 IO	350,760	49,503
5.59%, 02/20/2039 IO	205,826	34,839
5.85%, 03/20/2039 IO	174,537	14,589
5.85%, 03/20/2039 IO	370,548	43,558
6.50%, 03/20/2039 IO	105,773	23,387
6.50%, 03/20/2039 IO	231,734	50,121
5.82%, 04/20/2039 IO	631,864	100,338
5.50%, 05/20/2039 IO	78,211	12,120
6.00%, 05/20/2039 IO	103,590	18,465
5.96%, 06/16/2039 IO	721,917	62,270

5.50%, 06/20/2039 IO	329,661	56,017
5.63%, 06/20/2039 IO	479,989	84,856
5.66%, 07/16/2039 IO	574,530	64,674
5.81%, 08/16/2039 IO	501,790	79,634
7.00%, 08/16/2039	252,468	285,026
5.50%, 09/20/2039	317,000	391,784
5.64%, 09/20/2039 IO	787,541	125,007
5.96%, 11/16/2039 IO	665,691	116,827
6.00%, 12/20/2039	393,393	407,928
5.22%, 06/20/2040	297,096	328,458
5.54%, 07/20/2040	424,569	486,282
7.00%, 10/16/2040	852,686	1,014,208
0.00%, 12/20/2040 PO	1,210,031	1,097,567
6.15%, 05/20/2041 IO	582,659	135,448
4.66%, 09/20/2041	622,453	685,109
4.68%, 10/20/2041	1,157,959	1,270,395
4.53%, 11/16/2041	626,651	701,030
3.00%, 12/20/2041	1,000,000	1,054,501
3.72%, 01/20/2042	659,965	705,921
3.98%, 09/16/2042	434,994	462,732
4.68%, 10/20/2042	2,454,426	2,697,594
4.70%, 11/20/2042	325,343	357,531
4.50%, 04/20/2043	363,056	393,696
0.89%, 11/20/2059	976,175	976,366
0.92%, 01/20/2060	571,043	571,259
0.89%, 03/20/2060	708,151	708,234
0.87%, 04/20/2060	1,925,133	1,917,042
5.24%, 07/20/2060	3,150,337	3,378,001
0.74%, 08/20/2060	380,865	380,772
0.91%, 01/20/2061	3,290,738	3,274,229
0.94%, 03/20/2061	2,897,776	2,882,919
1.09%, 05/20/2061	3,267,496	3,264,747
1.14%, 05/20/2061	3,203,907	3,204,616
0.91%, 08/20/2061	722,365	717,586
0.99%, 10/20/2061	1,670,400	1,670,161
0.99%, 12/20/2061	7,745,226	7,717,933
0.99%, 04/20/2062	594,772	594,617
1.14%, 04/20/2062	1,167,361	1,170,226
0.89%, 05/20/2062	766,757	766,856
0.99%, 07/20/2062	2,399,328	2,392,217
1.02%, 09/20/2062	3,742,540	3,736,444
1.03%, 09/20/2062	1,019,803	1,020,223

0.94%, 10/20/2062	1,023,392	1,020,826
0.95%, 10/20/2062	3,194,763	3,179,036
1.04%, 10/20/2062	511,699	509,677
0.74%, 11/20/2062	144,021	143,929
0.78%, 12/20/2062	3,058,590	3,023,483
0.76%, 01/20/2063	1,394,858	1,375,609
0.94%, 01/20/2063	1,155,200	1,154,269
1.65%, 01/20/2063	3,205,870	3,219,505
0.86%, 02/20/2063	316,308	312,834
0.89%, 02/20/2063	1,716,244	1,702,704
1.65%, 02/20/2063	4,312,753	4,331,114
0.85%, 03/20/2063	1,296,277	1,283,596
0.91%, 03/20/2063	399,331	396,519
1.75%, 03/20/2063	1,056,610	1,069,918
1.65%, 04/20/2063	1,336,677	1,342,420
0.91%, 06/20/2063	3,354,220	3,331,016
1.09%, 01/20/2064	3,366,928	3,367,661
1.09%, 02/20/2064	6,927,185	6,928,675
1.13%, 02/20/2064	3,762,526	3,771,530
1.09%, 03/20/2064	3,840,237	3,841,002
1.04%, 04/20/2064	3,999,522	3,990,388
1.04%, 04/20/2064	4,346,747	4,338,368
1.04%, 05/20/2064	6,849,232	6,833,120
0.94%, 06/20/2064	2,881,988	2,859,510
0.91%, 07/20/2064	4,621,633	4,586,819
0.94%, 07/20/2064	2,331,651	2,313,653
0.94%, 07/20/2064	3,048,105	3,024,424
0.91%, 09/20/2064	4,562,150	4,520,515
1.04%, 10/20/2064	1,802,700	1,779,647
0.94%, 12/20/2064	4,385,250	4,360,138
0.00%, 02/20/2065	2,890,333	2,869,173
0.92%, 02/20/2065	4,715,704	4,672,665
0.92%, 03/20/2065	9,518,064	9,431,523
0.92%, 04/20/2065	6,809,680	6,746,154
0.89%, 06/20/2065	2,348,848	2,327,463
0.88%, 07/20/2065	3,980,576	3,932,332
0.91%, 08/20/2065	758,273	750,672
1.04%, 11/20/2065	7,908,055	7,887,534
GS Mortgage Securities Co. II
2.71%, 12/10/2027 (Acquired 10/28/2013, Cost $1,280,643) (1)	1,283,115	1,313,058
3.38%, 05/10/2050	180,000	192,704
GS Mortgage Securities Co. Trust 2012-ALOHA
3.55%, 04/10/2034 (Acquired 04/01/2014, Cost $4,220,782) (1)	4,200,000	4,544,750

GS Mortgage Securities Co. Trust 2012-SHOP
1.44%, 06/05/2031 IO (Acquired 10/28/2013, Cost $371,006) (1)	7,793,000	272,368
2.93%, 06/05/2031 (Acquired 07/28/2015 through 03/31/2016, Cost $4,524,723) (1)	4,402,000	4,553,144
GS Mortgage Securities Co. Trust 2013-NYC5
2.32%, 01/10/2030 (Acquired 10/28/2013, Cost $507,735) (1)	505,000	509,250
GS Mortgage Securities Corp. II
2.77%, 11/10/2045	13,211,562	13,809,811
GS Mortgage Securities Trust 2006-GG8
0.74%, 11/10/2039 IO (Acquired 10/28/2013, Cost $159,488) (1)	8,178,530	628
GS Mortgage Securities Trust 2011-GC5
5.55%, 08/10/2044 (Acquired 03/27/2014, Cost $509,907) (1)	500,000	495,605
GS Mortgage Securities Trust 2013-GC13
3.87%, 07/10/2046	5,880,000	6,520,020
GS Mortgage Securities Trust 2013-GC16
1.62%, 11/10/2046 IO	24,695,529	1,451,040
GS Mortgage Securities Trust 2013-GCJ14
0.99%, 08/10/2046 IO	29,333,525	1,112,805
GS Mortgage Securities Trust 2014-GC18
4.07%, 01/10/2047	2,600,000	2,905,275
GS Mortgage Securities Trust 2014-GC26
3.36%, 11/10/2047	8,000,000	8,546,663
GS Mortgage Securities Trust 2015-590M
3.62%, 10/10/2035 (Acquired 10/23/2015, Cost $1,326,694) (1)	1,291,000	1,396,445
GS Mortgage Securities Trust 2015-GC28
3.14%, 02/10/2048	9,000,000	9,449,712
GSMPS Mortgage Loan Trust 2004-4
0.85%, 06/25/2034 (Acquired 10/28/2013, Cost $72,157) (1)	79,072	65,528
GSMPS Mortgage Loan Trust 2005-RP2
0.80%, 03/25/2035 (Acquired 10/28/2013, Cost $130,791) (1)	146,275	123,399
GSMPS Mortgage Loan Trust 2005-RP3
0.80%, 09/25/2035 (Acquired 10/28/2013, Cost $781,680) (1)	887,455	717,430
4.31%, 09/25/2035 IO (Acquired 10/28/2013, Cost $93,211) (1)	654,289	95,137
GSMS Trust 2009-RR1
5.37%, 05/17/2045 (Acquired 10/28/2013, Cost $222,882) (1)	206,526	206,395
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033	51,342	53,401
GSR Mortgage Loan Trust 2003-6F
0.85%, 09/25/2032	18,986	17,900
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034	138,253	141,821
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034	166,553	170,843
6.50%, 05/25/2034	110,763	117,469

GSR Mortgage Loan Trust 2005-5F
0.95%, 06/25/2035	52,170	49,286
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035	279,270	289,177
GSR Mortgage Loan Trust 2005-AR6
3.06%, 09/25/2035	19,321	19,207
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036	148,879	140,039
6.00%, 02/25/2036	575,114	501,749
GSR Mortgage Loan Trust 2007-1F
5.50%, 01/25/2037	464,913	448,491
HILT 2014-ORL Mortgage Trust
1.34%, 07/15/2029 (Acquired 09/02/2014 through 01/27/2016, Cost $1,897,661) (1)	1,900,000	1,867,431
Impac CMB Trust Series 2004-4
4.97%, 09/25/2034	14,108	13,600
Impac CMB Trust Series 2004-7
1.19%, 11/25/2034	1,642,526	1,531,041
Impac CMB Trust Series 2005-4
1.05%, 05/25/2035	172,349	167,213
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033	109,376	110,395
1.25%, 11/25/2034	4,789	4,686
Impac Secured Assets Trust 2006-1
0.80%, 05/25/2036	547,228	489,872
Impac Secured Assets Trust 2006-2
0.80%, 08/25/2036	602,324	586,725
JP Morgan Alternative Loan Trust
2.81%, 03/25/2036	52,969	44,074
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.06%, 08/12/2037 IO (Acquired 10/28/2013, Cost $79,684) (1)	9,631,815	8,917
5.59%, 08/12/2037	48,997	48,979
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5
0.13%, 12/15/2044 IO (Acquired 10/28/2013, Cost $102,861) (1)	8,608,865	8,951
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC15
0.48%, 06/12/2043 IO	10,857,541	7,276
5.81%, 06/12/2043	11,136	11,121
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16
5.55%, 05/12/2045	31,487	31,456
5.55%, 05/12/2045	452,996	452,608
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.40%, 05/15/2045	16,952	16,929

JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9
0.60%, 05/15/2047	202,934	201,706
5.34%, 05/15/2047	413,000	410,655
JP Morgan Chase Commercial Mortgage Securities Trust 2007-C1
5.72%, 02/15/2051	135,650	140,054
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19
5.89%, 02/12/2049	1,504,989	1,543,581
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.19%, 02/15/2051 IO	28,661,774	23,382
JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8
2.38%, 10/15/2045	7,800,000	8,013,560
JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11
2.96%, 04/15/2046	7,152,087	7,495,058
JP Morgan Mortgage Trust 2004-A3
3.25%, 07/25/2034	78,670	80,645
JP Morgan Mortgage Trust 2004-A4
2.95%, 09/25/2034	97,222	98,907
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034	34,274	35,076
JP Morgan Mortgage Trust 2005-A1
2.92%, 02/25/2035	223,203	226,718
JP Morgan Mortgage Trust 2005-A4
2.87%, 07/25/2035	273,704	267,819
JP Morgan Mortgage Trust 2006-A2
2.71%, 11/25/2033	795,721	797,802
3.02%, 08/25/2034	1,400,485	1,403,768
JP Morgan Mortgage Trust 2006-A3
2.95%, 08/25/2034	191,769	191,428
JP Morgan Mortgage Trust 2006-A7
2.79%, 01/25/2037	138,626	123,080
2.79%, 01/25/2037	243,171	214,493
JP Morgan Mortgage Trust 2007-A1
2.83%, 07/25/2035	153,714	153,240
2.83%, 07/25/2035	2,344,780	2,367,329
JP Morgan Mortgage Trust 2007-A2
2.86%, 04/25/2037	506,472	444,745
JP Morgan Resecuritization Trust Series 2009-6
2.76%, 09/26/2036 (Acquired 10/28/2013, Cost $99,972) (1)	99,296	99,366
JP Morgan Resecuritization Trust Series 2010-4
1.99%, 08/26/2035 (Acquired 10/28/2013, Cost $169) (1)	170	169
JPMBB Commercial Mortgage Securities Trust 2014-C19
3.67%, 04/15/2047	2,010,000	2,162,381

JPMBB Commercial Mortgage Securities Trust 2014-C24
3.10%, 11/15/2047	13,000,000	13,610,438
JPMBB Commercial Mortgage Securities Trust 2014-C25
3.41%, 11/15/2047	13,000,000	13,920,858
JPMBB Commercial Mortgage Securities Trust 2015-C28
2.77%, 10/15/2048	3,200,000	3,330,940
KGS-Alpha SBA COOF Trust
0.59%, 05/25/2039 IO (Acquired 10/28/2013, Cost $172,943) (1)	5,623,976	105,450
KGS-Alpha SBA COOF Trust 2014-2
3.00%, 04/25/2040 IO (Acquired 10/21/2014, Cost $420,588) (1)	2,434,312	290,596
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036 (Acquired 10/28/2013, Cost $980,583) (1)	1,027,000	1,120,340
LB-UBS Commercial Mortgage Trust 2007-C1
5.46%, 02/15/2040	490,000	495,671
LB-UBS Commercial Mortgage Trust 2007-C2
0.74%, 02/15/2040 IO	12,983,735	41,370
5.39%, 02/15/2040	14,211,920	14,460,291
5.43%, 02/15/2040	618,858	627,636
Lehman Mortgage Trust 2006-2
5.93%, 04/25/2036	95,594	84,737
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037	74,871	66,275
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038	491,757	369,057
Luminent Mortgage Trust 2005-1
0.71%, 11/25/2035	2,775,710	2,477,283
MASTR Adjustable Rate Mortgages Trust 2004-13
2.85%, 04/21/2034	371,870	372,011
MASTR Adjustable Rate Mortgages Trust 2004-15
3.41%, 12/25/2034	62,651	61,531
MASTR Adjustable Rate Mortgages Trust 2004-3
2.59%, 04/25/2034	102,192	94,513
MASTR Alternative Loan Trust 2003-5
6.00%, 08/25/2033	436,750	456,812
MASTR Alternative Loan Trust 2003-9
6.00%, 12/25/2033	102,678	101,763
6.00%, 01/25/2034	29,168	29,076
MASTR Alternative Loan Trust 2004-1
5.00%, 01/25/2019	28,200	28,325
MASTR Alternative Loan Trust 2004-10
4.50%, 09/25/2019	18,803	18,884

MASTR Alternative Loan Trust 2004-13
5.50%, 01/25/2020	459,608	470,230
MASTR Alternative Loan Trust 2004-2
5.00%, 02/25/2019	1,602	1,615
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034	281,460	294,160
6.25%, 04/25/2034	83,540	86,898
MASTR Alternative Loan Trust 2004-4
5.00%, 04/25/2019	25,066	25,270
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034 PO	52,016	40,493
6.00%, 07/25/2034	31,677	31,263
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034 PO	44,566	34,110
MASTR Alternative Loan Trust 2004-8
5.50%, 09/25/2019	57,895	58,870
MASTR Alternative Loan Trust 2005-1
5.00%, 02/25/2035	1,351,136	1,351,597
MASTR Alternative Loan Trust 2005-6
5.50%, 11/25/2020	77,468	74,836
MASTR Asset Securitization Trust
4.50%, 12/25/2018	5,276	5,326
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033 PO	7,778	6,958
5.00%, 12/25/2033	28,041	28,191
MASTR Asset Securitization Trust 2003-2
4.50%, 03/25/2018	3,131	3,120
4.50%, 03/25/2018	9,940	9,905
5.00%, 03/25/2018	4,795	4,792
MASTR Asset Securitization Trust 2003-8
5.50%, 09/25/2033	6,610	6,583
MASTR Asset Securitization Trust 2003-9
0.00%, 10/25/2018 PO	8,482	8,447
5.50%, 10/25/2033	15,544	15,486
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034 PO	8,110	6,967
MASTR Asset Securitization Trust 2004-4
4.50%, 04/25/2019	1,095	1,101
5.25%, 12/26/2033	193,482	200,032
MASTR Asset Securitization Trust 2004-6
0.00%, 07/25/2019 PO	5,120	4,904
MASTR Asset Securitization Trust 2004-8
0.00%, 08/25/2019 PO	3,389	3,194
4.75%, 08/25/2019	18,721	19,033

MASTR Asset Securitization Trust 2004-9
5.25%, 09/25/2019	28,106	28,500
MASTR Reperforming Loan Trust 2005-2
0.80%, 05/25/2035 (Acquired 10/28/2013, Cost $1,067,894) (1)	1,192,153	936,419
MASTR Reperforming Loan Trust 2006-2
4.57%, 05/25/2036 (Acquired 10/28/2013, Cost $139,704) (1)	147,308	132,814
Mastr Resecuritization Trust 2005-PO
0.00%, 05/28/2035 PO (Acquired 10/28/2013, Cost $79,118) (1)	83,642	66,068
Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
1.53%, 06/25/2037	340,514	329,337
Merrill Lynch Mortgage Investors Trust Series 2003-A5
2.64%, 08/25/2033	94,629	94,982
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
1.07%, 10/25/2028	181,774	172,722
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
1.09%, 10/25/2028	211,569	206,194
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
2.51%, 12/25/2034	193,070	192,799
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
0.91%, 04/25/2029	79,947	74,713
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
1.53%, 07/25/2029	159,158	150,727
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
2.76%, 08/25/2034	158,651	161,007
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
2.65%, 02/25/2035	306,334	298,297
ML Trust XLVII
8.99%, 10/20/2020	820	860
ML-CFC Commercial Mortgage Trust 2006-3
5.41%, 07/12/2046	1,462,922	1,464,790
ML-CFC Commercial Mortgage Trust 2006-4
0.79%, 12/12/2049 IO (Acquired 10/28/2013, Cost $388,097) (1)	27,358,535	50,537
5.20%, 12/12/2049	2,000,000	2,018,547
ML-CFC Commercial Mortgage Trust 2007-9
5.70%, 09/12/2049	606,371	630,751
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6
2.86%, 11/15/2045	9,144,055	9,586,380
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11
3.96%, 08/15/2046	5,200,000	5,805,094
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12
4.26%, 10/15/2046	1,027,000	1,160,457

Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
2.92%, 02/15/2047	10,000,000	10,394,046
3.67%, 02/15/2047	4,400,000	4,686,594
3.79%, 02/15/2047	659,000	724,798
4.06%, 02/15/2047	122,000	136,364
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
3.45%, 07/15/2050	12,200,000	13,149,721
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.48%, 05/15/2048	5,000,000	5,384,265
Morgan Stanley Capital I Trust 2006-IQ12
0.63%, 12/15/2043 IO (Acquired 10/28/2013, Cost $227,557) (1)	14,540,375	16,205
Morgan Stanley Capital I Trust 2007-HQ11
0.38%, 02/12/2044 IO (Acquired 10/28/2013, Cost $153,667) (1)	33,453,039	31,673
5.42%, 02/12/2044	310,535	315,140
Morgan Stanley Capital I Trust 2007-HQ13
0.63%, 12/15/2044 IO (Acquired 10/28/2013, Cost $114,740) (1)	8,192,009	37,331
Morgan Stanley Capital I Trust 2007-IQ13
0.57%, 03/15/2044 IO (Acquired 10/28/2013, Cost $316,172) (1)	27,002,911	63,011
Morgan Stanley Capital I Trust 2011-C3
4.05%, 07/15/2049	630,000	662,974
Morgan Stanley Capital I Trust 2012-C4
2.99%, 03/15/2045	826,000	856,185
Morgan Stanley Capital I Trust 2014-CPT
3.35%, 07/13/2029 (Acquired 07/31/2015 through 06/30/2016, Cost $2,131,590) (1)	2,048,000	2,176,533
Morgan Stanley Mortgage Loan Trust 2004-3
5.68%, 04/25/2034	352,015	367,934
Morgan Stanley Mortgage Loan Trust 2004-9
4.96%, 10/25/2019	85,604	84,256
Morgan Stanley Reremic Trust
0.25%, 07/27/2049 (Acquired 10/28/2013, Cost $1,022,993) (1)	1,182,000	1,050,561
2.00%, 07/27/2049 (Acquired 10/28/2013, Cost $1,227,187) (1)	1,220,663	1,211,276
1.00%, 03/27/2051 (Acquired 10/28/2013, Cost $890,148) (1)	897,987	886,762
MortgageIT Trust 2005-1
1.09%, 02/25/2035	128,528	123,417
MortgageIT Trust 2005-2
0.71%, 05/25/2035	2,014,791	1,963,179
MortgageIT Trust 2005-3
0.75%, 08/25/2035	5,383,468	4,965,979
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
0.92%, 06/15/2030	396,821	375,007
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
0.88%, 12/15/2030	84,753	80,450

NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034 (Acquired 10/28/2013, Cost $83,814) (1)	82,492	83,201
NCUA Guaranteed Notes Trust 2010-C1
2.65%, 10/29/2020	216,943	217,085
NCUA Guaranteed Notes Trust 2010-R3
1.01%, 12/08/2020	1,928,529	1,932,027
2.40%, 12/08/2020	334,571	338,762
Nomura Asset Acceptance Co. Alternative Loan Trust Series 2003-A1
5.00%, 04/25/2018	412	413
7.00%, 04/25/2033	7,954	8,131
5.50%, 05/25/2033	36,298	36,831
6.00%, 05/25/2033	22,940	23,288
Nomura Resecuritization Trust 2010-6R
3.01%, 03/26/2036 (Acquired 10/28/2013, Cost $43,243) (1)	43,164	42,514
NorthStar 2013-1
5.45%, 08/25/2029 (Acquired 10/28/2013 through 11/13/2013, Cost $868,846) (1)	866,045	874,705
PaineWebber CMO Trust Series P
8.50%, 08/01/2019	562	604
PFP 2015-2 Ltd.
1.88%, 07/14/2034 (Acquired 07/28/2015, Cost $1,208,000) (1)	1,208,000	1,197,633
3.68%, 07/14/2034 (Acquired 07/28/2015, Cost $821,000) (1)	821,000	806,745
4.43%, 07/14/2034 (Acquired 07/28/2015, Cost $730,000) (1)	730,000	719,547
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034	149,796	156,283
Provident Funding Mortgage Loan Trust 2005-1
2.84%, 05/25/2035	64,873	66,060
RAIT 2014-FL2 Trust
2.59%, 05/13/2031 (Acquired 11/18/2015, Cost $1,465,450) (1)	1,500,000	1,486,930
RAIT 2014-FL3 Trust
1.69%, 12/15/2031 (Acquired 10/23/2014, Cost $544,214) (1)	544,214	535,261
2.27%, 12/15/2031 (Acquired 10/23/2014, Cost $1,489,835) (1)	1,489,836	1,464,676
RAIT 2015-FL4 Trust
1.79%, 12/15/2031 (Acquired 05/19/2015, Cost $1,184,159) (1)	1,184,159	1,180,423
2.18%, 12/15/2031 (Acquired 05/19/2015, Cost $966,832) (1)	966,832	966,778
RAIT 2015-FL5 Trust
4.34%, 01/15/2031 (Acquired 12/16/2015, Cost $1,485,000) (1)	1,485,000	1,483,367
RALI Series 2001-QS19 Trust
6.00%, 12/25/2016	3,359	3,339
RALI Series 2002-QS16 Trust
15.67%, 10/25/2017	6,566	6,843
RALI Series 2002-QS8 Trust
6.25%, 06/25/2017	18,675	18,670

RALI Series 2003-QR19 Trust
5.75%, 10/25/2033	203,117	211,107
RALI Series 2003-QR24 Trust
4.00%, 07/25/2033	24,805	24,771
RALI Series 2003-QS13 Trust
4.00%, 07/25/2033	1,036,818	979,330
RALI Series 2003-QS14 Trust
5.00%, 07/25/2018	73,318	73,606
RALI Series 2003-QS15 Trust
5.50%, 08/25/2033	1,043,484	1,045,080
RALI Series 2003-QS18 Trust
5.00%, 09/25/2018	21,879	22,029
RALI Series 2003-QS19 Trust
5.75%, 10/25/2033	556,780	583,223
RALI Series 2003-QS3 Trust
15.50%, 02/25/2018	15,983	16,739
RALI Series 2003-QS9 Trust
7.10%, 05/25/2018 IO	47,697	1,787
RALI Series 2004-QS6 Trust
5.00%, 05/25/2019	11,764	11,753
RALI Series 2004-QS7 Trust
5.50%, 05/25/2034	879,769	893,025
RALI Series 2005-QA6 Trust
3.94%, 05/25/2035	268,417	225,268
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037	28,611	23,539
RBS Commercial Funding, Inc. 2013-SMV Trust
3.26%, 03/11/2031 (Acquired 10/28/2013, Cost $491,195) (1)	512,000	534,193
RBSSP Resecuritization Trust 2009-1
6.50%, 02/26/2036 (Acquired 10/28/2013, Cost $456,386) (1)	440,528	466,275
RBSSP Resecuritization Trust 2009-12
4.52%, 11/25/2033 (Acquired 10/28/2013, Cost $495,916) (1)	484,110	500,434
RBSSP Resecuritization Trust 2009-2
7.00%, 08/26/2037 (Acquired 10/28/2013, Cost $118,384) (1)	115,013	119,621
RBSSP Resecuritization Trust 2009-9
6.00%, 07/26/2037 (Acquired 10/28/2013, Cost $71,384) (1)	70,910	71,292
RBSSP Resecuritization Trust 2010-9
5.00%, 10/26/2034 (Acquired 10/28/2013, Cost $149,212) (1)	144,307	146,783
4.00%, 05/26/2037 (Acquired 10/28/2013, Cost $280,186) (1)	277,083	274,511
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035 PO (Acquired 10/28/2013, Cost $11,839) (1)	12,703	10,380

Residential Asset Securitization Trust 2003-A13
5.50%, 01/25/2034	35,050	35,683
Residential Asset Securitization Trust 2003-A14
4.75%, 02/25/2019	1,742	1,761
Residential Asset Securitization Trust 2003-A8
4.25%, 10/25/2018	25,024	25,074
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034	2,892,636	2,894,196
Residential Asset Securitization Trust 2005-A2
4.60%, 03/25/2035 IO	1,126,122	168,228
Residential Asset Securitization Trust 2006-A4IP
6.00%, 05/25/2036	116,912	105,804
Resource Capital Co. 2015-CRE4 Ltd.
1.84%, 08/15/2032 (Acquired 08/05/2015, Cost $700,000) (1)	700,000	689,741
3.44%, 08/15/2032 (Acquired 08/05/2015, Cost $1,151,000) (1)	1,151,000	1,081,940
RFMSI Series 2003-S11 Trust
4.00%, 06/25/2018	402	399
RFMSI Series 2003-S14 Trust
0.00%, 07/25/2018 PO	4,955	4,771
RFMSI Series 2003-S16 Trust
5.00%, 09/25/2018	14,765	14,822
RFMSI Series 2003-S20 Trust
4.75%, 12/25/2018	26,233	26,411
RFMSI Series 2004-S6 Trust
0.00%, 06/25/2034 PO	18,748	15,960
RFMSI Series 2005-SA4 Trust
2.95%, 09/25/2035	102,619	84,454
RREF 2015-LT7 LLC
3.00%, 12/25/2032 (Acquired 06/15/2015, Cost $574,968) (1)	575,356	575,356
Sequoia Mortgage Trust 2004-10
1.07%, 11/20/2034	85,043	79,393
Sequoia Mortgage Trust 2004-11
1.05%, 12/20/2034	266,700	257,091
Sequoia Mortgage Trust 2004-12
1.24%, 01/20/2035	221,103	202,459
Sequoia Mortgage Trust 2004-8
1.15%, 09/20/2034	1,586,356	1,501,078
1.61%, 09/20/2034	275,245	263,774
Springleaf Mortgage Loan Trust 2013-1
1.27%, 06/25/2058 (Acquired 10/28/2013, Cost $642,790) (1)	649,329	647,936
2.31%, 06/25/2058 (Acquired 10/28/2013, Cost $1,088,891) (1)	1,121,000	1,119,934
3.14%, 06/25/2058 (Acquired 10/28/2013, Cost $797,362) (1)	817,000	815,847
3.79%, 06/25/2058 (Acquired 10/28/2013, Cost $662,831) (1)	688,000	686,994

Springleaf Mortgage Loan Trust 2013-2
1.78%, 12/25/2065 (Acquired 10/28/2013, Cost $1,050,599) (1)	1,055,183	1,054,274
3.52%, 12/25/2065 (Acquired 10/28/2013, Cost $878,343) (1)	899,000	898,112
Springleaf Mortgage Loan Trust 2013-3
3.79%, 09/25/2057 (Acquired 10/28/2013, Cost $1,261,701) (1)	1,262,000	1,267,685
Structured Adjustable Rate Mortgage Loan Trust
2.81%, 06/25/2034	32,679	32,578
2.95%, 06/25/2034	725,423	719,517
Structured Asset Mortgage Investments II Trust 2004-AR5
1.11%, 10/19/2034	235,675	224,234
Structured Asset Mortgage Investments II Trust 2005-AR5
0.70%, 07/19/2035	850,183	818,293
Structured Asset Mortgage Investments Trust 2003-CL1
0.85%, 07/25/2032	662,976	625,849
Structured Asset Sec Co. Mort Pas Thr Certs Se 2003 29
4.75%, 09/25/2018	40,189	40,590
Structured Asset Sec Co. Mort Pas Thr Certs Ser 2003 30
5.50%, 10/25/2033	33,998	35,521
Structured Asset Sec Co. Mort Pass Th Certs Ser 2003-32
5.26%, 11/25/2033	25,015	25,006
Structured Asset Securities Co.
2.66%, 12/25/2033	293,244	290,907
2.85%, 12/25/2033	2,406,768	2,358,208
5.62%, 02/25/2034	292,274	300,388
0.80%, 06/25/2035 (Acquired 10/28/2013, Cost $94,763) (1)	109,130	87,215
Structured Asset Securities Co. Mort Pass Thru Ser 2004-5H
5.54%, 12/25/2033	653,877	671,557
Structured Asset Securities Co. Mortgage Pass-Through Ctfs Ser 2003-33H
5.50%, 10/25/2033	320,213	326,656
Structured Asset Securities Co. Mortgage Pass-Through Ctfs Ser 2003-34A
2.88%, 11/25/2033	94,524	92,573
Structured Asset Securities Co. Mortgage Pass-Through Ctfs Ser 2004-22
5.07%, 01/25/2035	4,419,537	4,522,195
Structured Asset Securities Co. Trust 2005-6
5.00%, 05/25/2035	53,240	53,634
Thornburg Mortgage Securities Trust 2003-4
1.09%, 09/25/2043	1,164,529	1,117,898
Thornburg Mortgage Securities Trust 2003-5
2.42%, 10/25/2043	6,881,309	6,893,921
Thornburg Mortgage Securities Trust 2004-4
2.24%, 12/25/2044	641,123	631,240

Thornburg Mortgage Securities Trust 2005-1
2.54%, 04/25/2045	1,775,507	1,775,510
UBS Commercial Mortgage Trust 2012-C1
2.34%, 05/10/2045 IO (Acquired 10/28/2013, Cost $217,816) (1)	1,829,836	169,597
UBS-BAMLL Trust
3.66%, 06/10/2030 (Acquired 10/28/2013, Cost $1,762,879) (1)	1,787,000	1,895,854
UBS-Barclays Commercial Mortgage Trust 2012-C2
1.81%, 05/10/2063 IO (Acquired 10/28/2013, Cost $595,491) (1)	7,242,753	413,026
3.53%, 05/10/2063	1,073,000	1,163,171
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.24%, 04/10/2046	271,000	287,972
Vendee Mortgage Trust 1993-1
7.25%, 02/15/2023	505,763	571,469
Vendee Mortgage Trust 1994-1
5.51%, 02/15/2024	123,539	135,828
6.50%, 02/15/2024	386,335	438,277
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026	181,633	211,870
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026	82,373	95,444
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027	253,351	300,161
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028	168,532	203,938
VML 2014-NPL1 LLC
3.88%, 04/27/2054 (Acquired 11/26/2014, Cost $629,797) (1)	629,797	629,235
VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/2030 (Acquired 10/28/2013 through 02/19/2014, Cost $2,212,537) (1)	2,283,000	2,397,094
VNDO 2013-PENN Mortgage Trust
3.81%, 12/13/2029 (Acquired 12/05/2013, Cost $2,550,154) (1)	2,500,000	2,660,424
Wachovia Bank Commercial Mortgage Trust Series 2005-C21
5.47%, 10/15/2044	423,959	423,606
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.17%, 03/15/2045 IO (Acquired 10/28/2013, Cost $242,041) (1)	5,672,340	17
Wachovia Bank Commercial Mortgage Trust Series 2007-C32
5.89%, 06/15/2049	5,682,221	5,842,168
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
2.53%, 10/25/2033	477,695	480,534
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
2.48%, 08/25/2033	159,241	159,059
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
2.51%, 09/25/2033	851,900	855,561
2.59%, 09/25/2033	153,560	149,146

WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033	145,952	149,995
WaMu Mortgage Pass-Through Certificates Series 2003-S10
5.00%, 10/25/2018	7,339	7,386
WaMu Mortgage Pass-Through Certificates Series 2003-S13 Trust
1.00%, 12/25/2018	18,971	18,497
WaMu Mortgage Pass-Through Certificates Series 2003-S4
16.22%, 06/25/2033	34,811	43,865
WaMu Mortgage Pass-Through Certificates Series 2003-S8 Trust
4.50%, 09/25/2018	34,746	34,861
4.50%, 09/25/2018	12,171	12,219
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033 PO	11,695	9,883
5.25%, 10/25/2033	577,755	600,172
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
2.79%, 06/25/2034	4,939,234	4,969,800
2.79%, 06/25/2034	278,320	280,042
WaMu Mortgage Pass-Through Certificates Series 2004-CB1 Trust
5.00%, 06/25/2019	44,945	45,465
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
5.00%, 07/25/2019	54,640	55,211
5.50%, 08/25/2019	118,714	120,349
6.00%, 08/25/2034	1,151,904	1,214,569
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
5.50%, 10/25/2019	17,328	17,587
6.00%, 10/25/2019	17,912	18,530
6.50%, 10/25/2034	4,518,561	4,866,646
WaMu Mortgage Pass-Through Certificates Series 2004-CB4 Trust
5.50%, 12/25/2019	30,530	31,079
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033	97,643	99,084
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034	508,529	529,700
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034	112,488	116,633
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
2.48%, 09/25/2036	22,164	18,673
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
2.45%, 08/25/2046	117,910	101,984
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035 PO	17,980	12,881
5.50%, 03/25/2035	205,881	204,055

Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
4.55%, 04/25/2035 IO	334,821	46,696
4.60%, 04/25/2035 IO	1,237,672	203,208
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035	433,391	400,700
5.50%, 06/25/2035 IO	409,623	85,324
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035	83,919	76,324
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036	34,665	31,654
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS5 Trust
0.95%, 03/25/2018	6,176	6,117
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033 PO	2,237	1,872
Wedgewood Real Estate Trust 2016-1
3.75%, 07/15/2046 (Acquired 06/22/2016, Cost $1,544,911) (1)	1,545,000	1,544,896
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033 PO	13,006	11,464
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037	44,824	39,240
Wells Fargo Commercial Mortgage Trust 2013-120B
2.80%, 03/18/2028 (Acquired 10/28/2013, Cost $1,521,975) (1)	1,548,000	1,597,861
Wells Fargo Commercial Mortgage Trust 2015-C26
2.99%, 02/15/2048	9,300,000	9,721,098
Wells Fargo Commercial Mortgage Trust 2015-C29
3.37%, 06/15/2048	10,000,000	10,664,816
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058	729,000	795,719
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.50%, 07/15/2058	15,000,000	16,134,596
Wells Fargo Commercial Mortgage Trust 2015-NXS3
3.62%, 09/15/2057	548,000	595,386
Wells Fargo Commercial Mortgage Trust 2015-SG1
3.79%, 12/15/2047	969,000	1,066,198
Wells Fargo Mortgage Backed Securities 2003-K Trust
2.62%, 11/25/2033	316,917	316,685
2.62%, 11/25/2033	12,157	12,206
Wells Fargo Mortgage Backed Securities 2003-L Trust
2.72%, 11/25/2033	48,527	47,300
Wells Fargo Mortgage Backed Securities 2004-4 Trust
5.50%, 05/25/2034	68,739	70,117

Wells Fargo Mortgage Backed Securities 2004-B Trust
2.73%, 02/25/2034	104,147	103,296
Wells Fargo Mortgage Backed Securities 2004-EE Trust
2.95%, 12/25/2034	4,020,457	4,043,092
2.95%, 12/25/2034	165,680	168,512
2.98%, 12/25/2034	296,679	305,422
2.98%, 12/25/2034	96,839	99,693
Wells Fargo Mortgage Backed Securities 2004-I Trust
2.83%, 07/25/2034	412,222	416,313
Wells Fargo Mortgage Backed Securities 2004-P Trust
2.77%, 09/25/2034	1,149,640	1,150,094
Wells Fargo Mortgage Backed Securities 2004-V Trust
2.98%, 10/25/2034	168,584	169,259
2.98%, 10/25/2034	216,225	221,087
Wells Fargo Mortgage Backed Securities 2005-14 Trust
0.00%, 12/25/2035 PO	25,458	22,385
5.50%, 12/25/2035	118,102	122,258
Wells Fargo Mortgage Backed Securities 2005-AR10 Trust
2.88%, 06/25/2035	7,063,564	7,140,592
Wells Fargo Mortgage Backed Securities 2005-AR3 Trust
3.01%, 03/25/2035	2,672,577	2,728,556
Wells Fargo Mortgage Backed Securities 2005-AR8 Trust
2.91%, 06/25/2035	238,686	242,662
Wells Fargo Mortgage Backed Securities 2007-11 Trust
6.00%, 08/25/2037	307,247	304,615
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037	52,975	52,554
Wells Fargo Resecuritization Trust 2012-IO
1.75%, 08/20/2021 (Acquired 10/28/2013, Cost $101,984) (1)	102,130	102,116
WFRBS Commercial Mortgage Trust 2011-C3
4.38%, 03/15/2044 (Acquired 10/28/2013, Cost $1,118,305) (1)	1,059,000	1,170,554
WFRBS Commercial Mortgage Trust 2012-C6
3.44%, 04/15/2045	9,470,780	10,180,121
WFRBS Commercial Mortgage Trust 2013-C11
4.32%, 03/15/2045 (Acquired 08/04/2014, Cost $287,178) (1)	300,000	273,558
WFRBS Commercial Mortgage Trust 2014-C21
3.68%, 08/15/2047	7,000,000	7,639,400
WFRBS Commercial Mortgage Trust 2014-C23
3.64%, 10/15/2057	3,500,000	3,778,014
WFRBS Commercial Mortgage Trust 2014-C24
3.32%, 11/15/2047	5,000,000	5,310,330

WFRBS Commercial Mortgage Trust 2014-LC14
3.77%, 03/15/2047	10,000,000	10,969,540

Total Mortgage-Backed Obligations (Cost $3,759,206,884)		$3,873,132,618

Total Bonds & Notes (Cost $10,056,724,062)		$10,464,052,914

	Shares	Value
PREFERRED STOCKS - 0.02%

Financials - 0.02%
State Street Corp.	95,000	$2,549,800

Total Preferred Stocks (Cost $2,375,000)		$2,549,800

SHORT-TERM INVESTMENTS - 8.59%
Money Market Funds - 8.58%
Fidelity Institutional Money Market Government Funds - Class I, 0.26% (5)(7)	465,684,575	$465,684,575
Goldman Sachs Financial Square Treasury Solutions Fund - Class I, 0.16% (5)(7)	457,237,211	457,237,211

Total Money Market Funds (Cost $922,921,786)		922,921,786

	Principal
	Amount	Value
United States Treasury Bills - 0.01%
United States Treasury Bill, 0.00%, May 2017 (4)	$1,000,000	996,360

Total United States Treasury Bills (Cost $995,217)		996,360

Total Short-Term Investments (Cost $923,917,003)		$923,918,146

TOTAL INVESTMENTS IN SECURITIES - 105.84% (Cost $10,983,016,065)		$11,390,520,860
TBA SALES COMMITMENTS - (0.02)%
Mortgage-Backed Obligations - (0.02)%
Fannie Mae Pool, 4.50%, Aug. 2040 (6)	(2,000,000)	$(2,181,758)

Total TBA Sales Commitments (Proceeds Received $2,183,125)		$(2,181,758)

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.82)%		(626,133,265)

TOTAL NET ASSETS - 100.00%		$10,762,205,837

Percentages are stated as a percent of net assets.

IO	Interest Only Strip.
PO	Principal Only Strip.
(1)	Restricted security as defined in Rule 144(A) under the Securities Act of 1933. The value of these securities total $1,558,554,235, which represents 14.48% of total net assets.

(2)	Inflation protected security. The value of these securities total $36,167,360, which represents 0.34% of total net assets.
(3)	Delayed delivery purchase commitment security. The value of these securities total $594,571,946, which represents 5.52% of total net assets.
(4)	Partially assigned as collateral for certain futures contracts. The value of the pledged issues total $3,638,916, which represent 0.03% of total net assets.
(5)	Partially assigned as collateral for certain delayed delivery securities.
(6)	Delayed delivery sale commitment security.
(7)	Represents annualized seven-day yield as of the close of the reporting period.
(8)	Securitiy is treated as illiquid by the Fund. The value of these securities total $26,566,286, which represents 0.25% of the total net assets.

Open Futures Contracts

Number of Contracts Purchased (Sold)	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
(788)	U.S. 10 Year Note Future	J.P. Morgan	Sep. 2016	$(104,232,414)	$(104,791,687)	$(559,273)
537	U.S. 2 Year Note Future	J.P. Morgan	Sep. 2016	117,043,702	117,779,203	735,501
2,208	U.S. 5 Year Note Future	J.P. Morgan	Sep. 2016	266,632,524	269,738,251	3,105,727
(576)	U.S. Long Bond Future	J.P. Morgan	Sep. 2016	(93,581,662)	(99,270,000)	(5,688,338)
161	U.S. Ultra Bond Future	J.P. Morgan	Sep. 2016	29,366,088	30,006,375	640,287

						$(1,766,096)

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2016

	Principal Amount	Value
BONDS & NOTES - 93.89%

Asset-Backed Obligations - 5.83%
ABFC 2007-NC1 Trust
0.75%, 05/25/2037 (Acquired 09/03/2015, Cost $3,051,873) (1)	$4,000,000	$2,972,518
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE7
1.11%, 11/25/2035	1,390,004	1,371,266
Ally Auto Receivables Trust 2016-3
1.72%, 04/15/2021	2,060,000	2,077,648
Ally Master Owner Trust
1.54%, 09/15/2019	1,450,000	1,454,571
1.63%, 05/15/2020	1,670,000	1,674,900
American Express Credit Account Master Trust
1.49%, 04/15/2020	2,000,000	2,015,410
American Homes 4 Rent 2014-SFR1
2.53%, 06/17/2031 (Acquired 04/05/2016, Cost $95,800) (1)	100,000	98,092
AmeriCredit Automobile Receivables 2015-1
1.26%, 11/08/2019	1,645,000	1,645,510
AmeriCredit Automobile Receivables 2015-4
3.72%, 12/08/2021	531,000	549,442
AmeriCredit Automobile Receivables 2016-1
1.81%, 10/08/2020	175,000	176,481
3.59%, 02/08/2022	916,000	940,410
AmeriCredit Automobile Receivables Trust 2013-5
2.86%, 12/09/2019	3,270,000	3,322,574
Americredit Automobile Receivables Trust 2014-4
3.07%, 11/09/2020	5,600,000	5,671,795
AmeriCredit Automobile Receivables Trust 2015-3
3.34%, 08/08/2021	1,865,000	1,912,302
AmeriCredit Automobile Receivables Trust 2016-2
1.60%, 11/09/2020	1,260,000	1,265,587
3.65%, 05/09/2022	605,000	620,591
Ameriquest Mortgage Securities Trust 2006-R2
0.63%, 04/25/2036	2,554,342	2,508,678
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2004-R8
1.41%, 09/25/2034	3,202,327	3,188,336

AMPLIT Trust 2015-A
5.00%, 09/15/2021 (Acquired 11/13/2015, Cost $958,241) (1)	958,241	972,567
Applebee’s Funding LLC / IHOP Funding LLC
4.28%, 09/05/2044 (Acquired 05/16/2016, Cost $5,073,445) (1)	5,000,000	5,088,916
Avis Budget Rental Car Funding AESOP LLC
2.97%, 02/20/2020 (Acquired 08/26/2015, Cost $1,018,183) (1)	1,000,000	1,025,338
2.46%, 07/20/2020 (Acquired 07/15/2015 through 06/17/2016, Cost $2,651,819) (1)	2,630,000	2,667,148
BA Credit Card Trust
0.71%, 09/16/2019	3,500,000	3,503,326
Barclays Dryrock Issuance Trust
2.41%, 07/15/2022	1,395,000	1,435,171
2.20%, 12/15/2022	1,705,000	1,753,953
BMW Vehicle Owner Trust 2013-A
1.12%, 04/27/2020	2,370,000	2,372,793
Brazos Higher Education Authority, Inc.
0.76%, 12/26/2019	945,114	942,859
Cabela’s Credit Card Master Note Trust
2.26%, 03/15/2023	850,000	871,279
CAM Mortgage Trust 2016-1
4.00%, 01/15/2056 (Acquired 04/18/2016, Cost $260,085) (1)	260,605	259,998
Capital Auto Receivables Asset Trust 2014-1
2.84%, 04/22/2019	1,185,000	1,201,333
Capital Auto Receivables Asset Trust 2014-2
1.62%, 10/22/2018	553,000	554,183
Capital Auto Receivables Asset Trust 2015-3
1.94%, 01/21/2020	2,000,000	2,023,082
Capital One Multi-Asset Execution Trust
1.39%, 01/15/2021	5,385,000	5,422,054
CarMax Auto Owner Trust 2013-3
1.49%, 01/15/2019	1,600,000	1,606,296
CarMax Auto Owner Trust 2014-3
1.16%, 06/17/2019	981,848	982,979
CarMax Auto Owner Trust 2016-1
1.88%, 06/15/2021	365,000	369,743
CarMax Auto Owner Trust 2016-2
2.16%, 12/15/2021	100,000	100,339
Carnow Auto Receivables Trust 2015-1
3.88%, 04/15/2020 (Acquired 09/11/2015, Cost $649,979) (1)	650,000	628,874
CCG Receivables Trust 2016-1
1.69%, 09/14/2022 (Acquired 06/08/2016, Cost $1,404,905) (1)	1,405,000	1,407,365
Chase Issuance Trust
1.15%, 01/15/2019	3,000,000	3,006,034

0.76%, 02/18/2020	2,625,000	2,625,784
0.87%, 09/15/2020	2,000,000	2,004,012
1.37%, 06/15/2021	6,150,000	6,181,823
Citibank Credit Card Issuance Trust
1.02%, 02/22/2019	5,335,000	5,340,585
1.60%, 01/23/2020	3,500,000	3,548,249
CKE Restaurant Holdings, Inc.
4.47%, 03/20/2043 (Acquired 07/28/2015, Cost $2,160,644) (1)	2,107,019	2,108,745
CLI Funding V LLC
3.38%, 10/18/2029 (Acquired 07/23/2015, Cost $1,088,006) (1)	1,082,514	1,044,171
CNH Equipment Trust 2013-A
1.01%, 02/18/2020	1,450,000	1,449,503
CNH Equipment Trust 2013-D
1.37%, 10/15/2020	800,000	802,202
CNH Equipment Trust 2015-A
1.85%, 04/15/2021	1,047,000	1,060,020
Colony American Finance 2015-1 Ltd.
4.83%, 10/15/2047 (Acquired 10/22/2015, Cost $724,992) (1)	725,000	725,058
Colony American Homes 2014-2
2.80%, 07/17/2031 (Acquired 03/28/2016, Cost $120,123) (1)	125,000	123,168
DB Master Finance LLC 2015-1
3.26%, 02/20/2045 (Acquired 07/29/2015, Cost $523,798) (1)	523,375	528,242
Diamond Resorts Owner Trust 2013-1
1.95%, 01/20/2025 (Acquired 08/26/2015, Cost $864,678) (1)	868,541	863,691
Diamond Resorts Owner Trust 2014-1
2.54%, 05/20/2027 (Acquired 07/15/2015, Cost $265,147) (1)	264,915	265,604
Diamond Resorts Owner Trust 2015-1
2.73%, 07/20/2027 (Acquired 07/23/2015, Cost $190,653) (1)	190,669	191,794
Discover Card Execution Note Trust
1.85%, 10/16/2023	655,000	661,531
Domino’s Pizza Master Issuer LLC
5.22%, 01/25/2042 (Acquired 07/15/2015 through 07/29/2015, Cost $1,886,232) (1)	1,827,617	1,880,984
3.48%, 10/25/2045 (Acquired 10/14/2015, Cost $1,702,445) (1)	1,702,445	1,729,378
Drive Auto Receivables Trust 2015-B
2.76%, 07/15/2021 (Acquired 08/06/2015, Cost $842,391) (1)	845,000	845,672
Drive Auto Receivables Trust 2015-C
3.01%, 05/17/2021 (Acquired 07/15/2015, Cost $824,909) (1)	825,000	826,116
Dryden XXXI Senior Loan Fund
1.98%, 04/18/2026 (Acquired 07/21/2015, Cost $1,659,630) (1)	1,665,000	1,654,977
DT Auto Owner Trust 2014-3
4.47%, 11/15/2021 (Acquired 06/28/2016, Cost $1,826,438) (1)	1,800,000	1,825,312
DT Auto Owner Trust 2016-1
4.66%, 12/15/2022 (Acquired 01/13/2016, Cost $1,599,607) (1)	1,600,000	1,612,675

Enterprise Fleet Financing LLC
2.09%, 02/22/2021 (Acquired 07/22/2015 through 06/08/2016, Cost $1,540,801) (1)	1,535,000	1,548,229
2.08%, 09/20/2021 (Acquired 02/09/2016, Cost $509,931) (1)	510,000	510,079
First Investors Auto Owner Trust 2015-2
4.22%, 12/15/2021 (Acquired 08/18/2015, Cost $269,985) (1)	270,000	264,165
First NLC Trust 2005-2
0.93%, 09/25/2035	3,814,675	3,734,992
Flagship Credit Auto Trust 2014-1
3.34%, 04/15/2020 (Acquired 09/01/2015, Cost $99,851) (1)	100,000	98,372
Flatiron CLO 2014-1 Ltd.
2.01%, 07/17/2026 (Acquired 07/21/2015, Cost $1,657,666) (1)	1,660,000	1,642,940
Ford Credit Auto Owner Trust 2014-A
1.90%, 09/15/2019	1,100,000	1,107,180
Ford Credit Auto Owner Trust 2014-B
0.90%, 10/15/2018	1,515,563	1,515,547
Ford Credit Auto Owner Trust 2014-C
1.06%, 05/15/2019	430,375	431,042
Ford Credit Auto Owner Trust 2015-C
1.41%, 02/15/2020	2,000,000	2,012,103
Ford Credit Auto Owner Trust 2016-A
1.60%, 06/15/2021	2,635,000	2,668,697
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027 (Acquired 06/20/2016, Cost $4,003,624) (1)	4,005,000	4,026,039
Ford Credit Floorplan Master Owner Trust A
1.92%, 01/15/2019	869,000	872,507
GM Financial Automobile Leasing Trust 2016-2
1.76%, 03/20/2020	995,000	997,471
2.08%, 03/20/2020	570,000	570,930
2.58%, 03/20/2020	350,000	350,179
GMF Floorplan Owner Revolving Trust
1.96%, 05/17/2021 (Acquired 05/24/2016, Cost $2,034,604) (1)	2,035,000	2,042,863
2.41%, 05/17/2021 (Acquired 05/24/2016, Cost $144,988) (1)	145,000	145,409
2.85%, 05/17/2021 (Acquired 05/24/2016, Cost $99,978) (1)	100,000	100,404
HOA Funding LLC
4.85%, 08/20/2044 (Acquired 07/15/2015 through 12/09/2015, Cost $630,833) (1)	656,200	580,606
Home Partners of America 2016-1 Trust
3.73%, 03/17/2033 (Acquired 01/22/2016, Cost $675,775) (1)	705,000	708,104
Honda Auto Receivables 2013-4 Owner Trust
0.69%, 09/18/2017	514,791	514,554
Honda Auto Receivables 2014-1 Owner Trust
0.67%, 11/21/2017	759,219	758,977

Honda Auto Receivables 2015-3 Owner Trust
1.27%, 04/18/2019	2,100,000	2,108,870
Honda Auto Receivables 2015-4 Owner Trust
1.23%, 09/23/2019	2,000,000	2,007,021
HSI Asset Securitization Corp. Trust 2006-OPT1
0.67%, 12/25/2035	2,673,900	2,630,482
Hyundai Auto Lease Securitization Trust 2015-B
1.66%, 07/15/2019 (Acquired 07/15/2015 through 07/29/2015, Cost $1,676,122) (1)	1,675,000	1,684,416
Hyundai Auto Lease Securitization Trust 2016-B
1.52%, 10/15/2019 (Acquired 05/17/2016, Cost $449,971) (1)	450,000	450,971
1.68%, 04/15/2020 (Acquired 05/17/2016, Cost $139,983) (1)	140,000	140,340
Invitation Homes 2013-SFR1 Trust
2.60%, 12/17/2030 (Acquired 08/05/2015, Cost $894,942) (1)	905,000	893,050
Invitation Homes 2014-SFR2 Trust
3.20%, 09/17/2031 (Acquired 05/26/2016, Cost $1,495,283) (1)	1,500,000	1,502,373
John Deere Owner Trust 2015-B
1.44%, 10/15/2019	315,000	316,031
Kubota Credit Owner Trust 2014-1
1.16%, 05/15/2018 (Acquired 07/15/2015, Cost $375,313) (1)	375,574	375,620
Kubota Credit Owner Trust 2015-1
1.79%, 08/16/2021 (Acquired 11/12/2015, Cost $496,326) (1)	500,000	502,439
Mercedes Benz Auto Lease Trust 2015-A
1.21%, 10/15/2020	1,500,000	1,501,902
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2
0.69%, 05/25/2037	3,690,175	2,052,367
MMAF Equipment Finance LLC 2016-A
1.76%, 01/17/2023 (Acquired 05/03/2016, Cost $279,966) (1)	280,000	281,757
MVW Owner Trust 2015-1
2.52%, 12/20/2032 (Acquired 08/04/2015, Cost $1,684,110) (1)	1,684,223	1,683,161
Nationstar HECM Loan Trust 2016-1A
2.98%, 02/25/2026 (Acquired 02/25/2016, Cost $181,877) (1)	181,877	182,102
Navient Student Loan Trust 2014-2
1.09%, 03/25/2083	1,115,873	1,064,355
Navient Student Loan Trust 2014-3
1.07%, 03/25/2083	413,915	394,873
Navient Student Loan Trust 2016-2
2.07%, 06/25/2065 (Acquired 04/05/2016, Cost $2,000,000) (1)	2,000,000	2,007,626
Navient Student Loan Trust 2016-3
1.46%, 06/25/2065 (Acquired 06/07/2016, Cost $2,300,000) (1)	2,300,000	2,292,943
Nelnet Student Loan Trust 2007-1
0.73%, 05/27/2025	4,150,000	3,947,788
Nelnet Student Loan Trust 2008-3
2.31%, 11/25/2024	495,000	499,191

Nelnet Student Loan Trust 2014-2
1.29%, 07/27/2037 (Acquired 01/27/2016, Cost $3,906,679) (1)	4,250,000	3,856,324
Nelnet Student Loan Trust 2015-2
1.05%, 09/25/2042 (Acquired 06/16/2016, Cost $1,722,910) (1)	1,799,592	1,716,867
New Century Home Equity Loan Trust 2005-3
0.94%, 07/25/2035	1,875,000	1,837,993
Nissan Auto Receivables 2014-B Owner Trust
1.11%, 05/15/2019	2,348,767	2,352,705
Nissan Auto Receivables 2015-A Owner Trust
0.67%, 09/15/2017	550,739	550,626
Nissan Auto Receivables 2016-A Owner Trust
1.59%, 07/15/2022	230,000	232,386
Nissan Auto Receivables 2015-B Owner Trust
1.34%, 03/16/2020	3,220,000	3,241,323
NovaStar Mortgage Funding Trust Series 2005-2
1.10%, 10/25/2035	2,725,597	2,709,974
NYMT Residential 2016-RP1
4.00%, 03/25/2021 (Acquired 04/04/2016, Cost $249,276) (1)	250,457	251,069
Oak Hill Advisors Residential Loan Trust 2015-NPL2
3.72%, 07/25/2055 (Acquired 08/04/2015, Cost $314,428) (1)	314,429	312,869
OneMain Financial Issuance Trust 2015-2
2.57%, 07/18/2025 (Acquired 07/23/2015, Cost $1,400,845) (1)	1,400,000	1,399,607
3.10%, 07/18/2025 (Acquired 06/06/2016, Cost $1,254,099) (1)	1,280,000	1,252,722
OneMain Financial Issuance Trust 2015-3
4.16%, 11/20/2028 (Acquired 09/24/2015, Cost $709,863) (1)	710,000	684,243
OneMain Financial Issuance Trust 2016-1A
3.66%, 02/20/2029 (Acquired 02/03/2016, Cost $269,933) (1)	270,000	276,018
4.57%, 02/20/2029 (Acquired 02/03/2016, Cost $1,124,818) (1)	1,125,000	1,068,426
OneMain Financial Issuance Trust 2016-2
4.10%, 03/20/2028 (Acquired 03/16/2016, Cost $284,952) (1)	285,000	293,863
5.94%, 03/20/2028 (Acquired 03/16/2016, Cost $1,439,714) (1)	1,440,000	1,485,224
Option One Mortgage Loan Trust 2005-2
1.11%, 05/25/2035	1,327,797	1,270,748
Option One Mortgage Loan Trust 2005-3
0.92%, 08/25/2035	2,230,887	2,213,585
Progress Residential 2015-SFR3 Trust
4.67%, 11/12/2032 (Acquired 10/23/2015, Cost $504,982) (1)	505,000	521,787
RAMP Series 2005-RS5 Trust
0.89%, 05/25/2035	1,967,096	1,952,105
RCO Depositor II LLC
4.50%, 11/25/2045 (Acquired 12/04/2015, Cost $585,080) (1)	587,413	588,268

RCO Mortgage LLC 2016-1
4.50%, 11/25/2047	385,174	387,587
Santander Drive Auto Receivables Trust 2013-2
2.98%, 04/15/2020 (Acquired 06/17/2016, Cost $5,042,904) (1)	5,000,000	5,039,379
Santander Drive Auto Receivables Trust 2015-4
3.53%, 08/16/2021	937,000	967,229
Shenton Aircraft Investment I Ltd.
4.75%, 10/15/2042 (Acquired 10/09/2015 through 06/08/2016, Cost $916,530) (1)	927,773	909,942
Sierra Timeshare 2015-2 Receivables Funding LLC
2.43%, 06/20/2032 (Acquired 07/15/2015 through 07/29/2015, Cost $921,039) (1)	924,730	934,095
SLM Student Loan Trust 2004-10
1.19%, 04/27/2026 (Acquired 12/04/2015, Cost $3,119,584) (1)	3,180,000	3,138,019
SLM Student Loan Trust 2007-3
0.70%, 01/25/2022	4,150,000	3,864,961
SLM Student Loan Trust 2007-8
1.64%, 04/27/2043	2,203,313	1,876,888
SLM Student Loan Trust 2008-4
2.29%, 07/25/2022	100,000	100,060
SLM Student Loan Trust 2008-5
2.34%, 07/25/2023	4,301,300	4,302,644
SLM Student Loan Trust 2008-9
2.14%, 04/25/2023	463,381	463,075
SLM Student Loan Trust 2009-3
1.20%, 01/25/2045 (Acquired 06/13/2016, Cost $2,974,316) (1)	3,103,806	2,956,114
SLM Student Loan Trust 2012-3
1.10%, 12/26/2025	1,779,700	1,712,039
SLM Student Loan Trust 2012-7
2.25%, 09/25/2043	2,220,000	1,947,193
SLM Student Loan Trust 2013-2
0.90%, 06/25/2043	3,410,550	3,278,388
SMB Private Education Loan Trust 2015-B
2.98%, 07/15/2027 (Acquired 07/23/2015, Cost $358,584) (1)	360,000	370,877
SMB Private Education Loan Trust 2015-C
2.75%, 07/15/2027 (Acquired 10/21/2015, Cost $609,919) (1)	610,000	622,860
SMB Private Education Loan Trust 2016-A
2.70%, 05/15/2031 (Acquired 05/18/2016 through 06/23/2016, Cost $526,775) (1)	525,000	532,198
SoFi Professional Loan Program 2015-B LLC
3.52%, 03/25/2036 (Acquired 07/23/2015, Cost $1,246,310) (1)	1,250,000	1,235,767
SoFi Professional Loan Program 2015-C LLC
3.58%, 08/25/2036 (Acquired 07/29/2015 through 12/01/2015, Cost $1,118,486) (1)	1,125,000	1,110,812
SoFi Professional Loan Program 2015-d LLC
3.59%, 10/26/2037 (Acquired 11/13/2015, Cost $613,222) (1)	620,000	613,795

Sofi Professional Loan Program 2016-B LLC
3.80%, 04/25/2037 (Acquired 05/20/2016, Cost $194,895) (1)	195,000	196,679
Synchrony Credit Card Master Note Trust
1.69%, 03/15/2021	1,675,000	1,673,625
2.21%, 09/15/2022	1,700,000	1,717,547
Synchrony Credit Card Master Note Trust 2015-1
2.37%, 03/15/2023	2,215,000	2,280,919
Taco Bell Funding LLC
3.83%, 05/25/2046 (Acquired 05/04/2016, Cost $1,198,000) (1)	1,198,000	1,212,616
Toyota Auto Receivables 2014-B Owner Trust
0.76%, 03/15/2018	1,244,775	1,243,199
Toyota Auto Receivables 2015-A Owner Trust
1.12%, 02/15/2019	1,965,000	1,968,542
Toyota Auto Receivables 2015-B Owner Trust
1.27%, 05/15/2019	1,300,000	1,305,732
Vericrest Opportunity Loan Trust 2015-NPL3
3.38%, 10/25/2058 (Acquired 08/12/2015, Cost $356,701) (1)	357,600	353,846
VOLT XXII LLC
3.50%, 02/25/2055 (Acquired 10/30/2015, Cost $173,266) (1)	174,385	173,407
VOLT XXXIII LLC
3.50%, 03/25/2055 (Acquired 04/29/2016 through 06/13/2016, Cost $1,186,342) (1)	1,195,441	1,185,200
VOLT XXXIX LLC
4.13%, 10/25/2045 (Acquired 10/22/2015, Cost $572,953) (1)	573,462	574,224
VOLT XXXVIII LLC
3.88%, 09/25/2045 (Acquired 09/10/2015, Cost $506,372) (1)	506,768	504,253
Volvo Financial Equipment LLC Series 2016-1
1.67%, 02/18/2020 (Acquired 01/20/2016, Cost $394,957) (1)	395,000	395,612
Voya CLO 2014-3 Ltd.
2.06%, 07/25/2026 (Acquired 02/02/2016 through 02/03/2016, Cost $1,137,093) (1)	1,152,000	1,144,800
Wendys Funding LLC 2015-1
3.37%, 06/15/2045 (Acquired 07/13/2015 through 07/29/2015, Cost $2,618,825) (1)	2,627,148	2,641,597
Westlake Automobile Receivables Trust 2016-1
3.29%, 09/15/2021 (Acquired 01/14/2016, Cost $800,000) (1)	800,000	808,359
Westlake Automobile Receivables Trust 2016-2
2.83%, 05/17/2021 (Acquired 06/07/2016, Cost $1,049,974) (1)	1,050,000	1,054,112
Wheels SPV 2 LLC
1.27%, 04/22/2024 (Acquired 07/15/2015 through 07/22/2015, Cost $1,724,407) (1)	1,728,062	1,725,189
World Financial Network Credit Card Master Trust
1.61%, 12/15/2021	1,450,000	1,456,911

Total Asset-Backed Obligations (Cost $257,217,010)		$257,331,127

Corporate Bonds - 32.06%

Basic Materials - 0.96%
Albemarle Corp.
4.15%, 12/01/2024	$684,000	$716,542
5.45%, 12/01/2044	1,203,000	1,283,440
Alcoa, Inc.
6.15%, 08/15/2020	1,640,000	1,775,300
5.13%, 10/01/2024	5,613,000	5,598,968
Ashland, Inc.
3.88%, 04/15/2018	1,353,000	1,380,060
Barrick Gold Corp.
4.10%, 05/01/2023	3,227,000	3,411,972
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC
6.50%, 05/15/2021 (Acquired 04/28/2016 through 05/03/2016, Cost $380,367) (1)	375,000	388,275
Freeport-McMoRan, Inc.
4.55%, 11/14/2024	1,995,000	1,745,625
Georgia-Pacific LLC
3.16%, 11/15/2021 (Acquired 07/13/2015 through 06/20/2016, Cost $4,265,243) (1)	4,171,000	4,389,427
3.60%, 03/01/2025 (Acquired 07/14/2015 through 06/06/2016, Cost $1,777,041) (1)	1,740,000	1,861,913
Glencore Funding LLC
4.00%, 04/16/2025 (Acquired 07/13/2015 through 06/15/2016, Cost $3,976,530) (1)	4,450,000	3,938,250
Goldcorp, Inc.
3.70%, 03/15/2023	3,270,000	3,329,164
Lundin Mining Corp.
7.50%, 11/01/2020 (Acquired 07/13/2015 through 07/22/2015, Cost $124,247) (1)	120,000	122,400
LYB International Finance BV
4.00%, 07/15/2023	1,205,000	1,290,674
Mercer International, Inc.
7.75%, 12/01/2022	1,075,000	1,075,000
Reliance Steel & Aluminum Co.
4.50%, 04/15/2023	2,796,000	2,858,823
Solvay Finance America LLC
4.45%, 12/03/2025 (Acquired 11/30/2015 through 06/17/2016, Cost $7,066,235) (1)	6,810,000	7,293,367

		42,459,200

Communications - 3.03%
21st Century Fox America, Inc.
3.70%, 09/15/2024	2,500,000	2,700,477
4.75%, 09/15/2044	1,445,000	1,601,991
4.95%, 10/15/2045	1,525,000	1,737,617
Alcatel-Lucent USA, Inc.
6.50%, 01/15/2028	700,000	719,250
6.45%, 03/15/2029	4,290,000	4,472,325
Alibaba Group Holding Ltd.
3.13%, 11/28/2021	875,000	894,823
3.60%, 11/28/2024	3,025,000	3,089,039

Altice Luxembourg SA
7.63%, 02/15/2025 (Acquired 08/21/2015 through 06/16/2016, Cost $1,614,562) (1)	1,675,000	1,635,219
Altice US Finance I Corp.
5.38%, 07/15/2023 (Acquired 11/10/2015 through 06/14/2016, Cost $1,246,588) (1)	1,250,000	1,254,687
Amazon.com, Inc.
3.80%, 12/05/2024	1,625,000	1,822,174
4.95%, 12/05/2044	1,815,000	2,202,935
AT&T, Inc.
3.00%, 06/30/2022	2,925,000	2,995,800
4.45%, 04/01/2024	2,600,000	2,847,502
3.40%, 05/15/2025	5,525,000	5,654,235
4.13%, 02/17/2026	2,885,000	3,099,188
4.30%, 12/15/2042	500,000	479,209
4.80%, 06/15/2044	1,515,000	1,560,909
4.35%, 06/15/2045	300,000	290,891
BellSouth LLC
4.40%, 04/26/2017 (Acquired 06/03/2016 through 06/21/2016, Cost $6,982,709) (1)	6,816,000	6,986,400
CalAmp Corp.
1.63%, 05/15/2020	20,000	18,550
CC Holdings GS V LLC / Crown Castle GS III Corp.
3.85%, 04/15/2023	2,450,000	2,613,697
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 03/15/2021	1,537,000	1,590,795
5.13%, 05/01/2023 (Acquired 09/29/2015, Cost $369,613) (1)	400,000	404,000
5.50%, 05/01/2026 (Acquired 04/07/2016 through 05/24/2016, Cost $4,871,520) (1)	4,835,000	4,907,525
5.88%, 04/01/2024 (Acquired 02/04/2016, Cost $500,000) (1)	500,000	521,250
5.75%, 02/15/2026 (Acquired 06/27/2016, Cost $904,500) (1)	900,000	927,000
Charter Communications Operating LLC / Charter Communications Operating Capital
4.46%, 07/23/2022 (Acquired 10/20/2015 through 06/16/2016, Cost $2,565,932) (1)	2,476,000	2,665,842
4.91%, 07/23/2025 (Acquired 07/13/2015 through 06/20/2016, Cost $5,254,048) (1)	5,125,000	5,585,722
6.38%, 10/23/2035 (Acquired 01/21/2016 through 01/25/2016, Cost $348,808) (1)	345,000	408,746
6.48%, 10/23/2045 (Acquired 07/13/2015 through 07/27/2015, Cost $1,636,467) (1)	1,625,000	1,941,466
Cox Communications, Inc.
3.85%, 02/01/2025 (Acquired 07/22/2015, Cost $1,389,096) (1)	1,450,000	1,461,117
4.80%, 02/01/2035 (Acquired 03/28/2016, Cost $21,973) (1)	25,000	23,371
4.70%, 12/15/2042 (Acquired 03/24/2016, Cost $95,333) (1)	115,000	102,217
4.50%, 06/30/2043 (Acquired 03/24/2016 through 04/19/2016, Cost $346,659) (1)	415,000	362,120
Crown Castle Towers LLC
3.66%, 05/15/2025 (Acquired 07/14/2015 through 07/27/2015, Cost $1,284,587) (1)	1,300,000	1,344,291
DISH DBS Corp.
6.75%, 06/01/2021	400,000	414,500
7.75%, 07/01/2026 (Acquired 06/08/2016, Cost $1,075,000) (1)	1,075,000	1,109,937

Expedia, Inc.
5.00%, 02/15/2026 (Acquired 12/01/2015 through 05/23/2016, Cost $2,118,487) (1)	2,120,000	2,198,898
Interpublic Group of Cos, Inc./The
4.00%, 03/15/2022	1,100,000	1,170,966
4.20%, 04/15/2024	1,538,000	1,648,768
JD.com, Inc.
3.88%, 04/29/2026	800,000	761,036
Level 3 Financing, Inc.
5.38%, 08/15/2022	500,000	505,000
5.63%, 02/01/2023	375,000	378,517
5.38%, 05/01/2025	1,475,000	1,463,937
5.25%, 03/15/2026 (Acquired 05/23/2016 through 06/28/2016, Cost $4,216,058) (1)	4,225,000	4,140,500
MDC Partners, Inc.
6.50%, 05/01/2024 (Acquired 03/18/2016 through 06/17/2016, Cost $570,719) (1)	575,000	570,687
Neptune Finco Corp.
10.13%, 01/15/2023 (Acquired 09/25/2015 through 05/31/2016, Cost $616,401) (1)	575,000	644,000
6.63%, 10/15/2025 (Acquired 09/25/2015, Cost $790,000) (1)	790,000	831,475
Omnicom Group, Inc.
3.65%, 11/01/2024	1,600,000	1,687,558
Priceline Group, Inc./The
3.65%, 03/15/2025	645,000	683,588
3.60%, 06/01/2026	5,834,000	6,006,418
Proven Honour Capital Ltd.
4.13%, 05/19/2025	1,000,000	1,038,900
Rogers Communications, Inc.
3.63%, 12/15/2025	255,000	272,568
SBA Telecommunications, Inc.
5.75%, 07/15/2020	500,000	515,000
Sirius XM Radio, Inc.
4.25%, 05/15/2020 (Acquired 09/25/2015, Cost $372,223) (1)	375,000	379,115
5.25%, 08/15/2022 (Acquired 07/20/2015 through 07/29/2015, Cost $1,145,968) (1)	1,100,000	1,157,750
Sky PLC
3.75%, 09/16/2024 (Acquired 10/08/2015, Cost $276,654) (1)	280,000	291,035
Sprint Communications, Inc.
9.00%, 11/15/2018 (Acquired 08/26/2015 through 04/29/2016, Cost $962,710) (1)	900,000	958,500
Telefonica Emisiones SAU
4.57%, 04/27/2023	150,000	166,119
Tencent Holdings Ltd.
3.80%, 02/11/2025	1,680,000	1,770,075
Thomson Reuters Corp
3.35%, 05/15/2026	325,000	332,386

Time Warner Cable, Inc.
5.85%, 05/01/2017	2,256,000	2,335,373
6.55%, 05/01/2037	1,190,000	1,388,468
7.30%, 07/01/2038	1,505,000	1,885,598
6.75%, 06/15/2039	930,000	1,093,235
4.50%, 09/15/2042	1,575,000	1,468,829
T-Mobile USA, Inc.
6.25%, 04/01/2021	785,000	818,849
6.63%, 04/28/2021	580,000	606,100
6.73%, 04/28/2022	1,285,000	1,351,242
Townsquare Media, Inc.
6.50%, 04/01/2023 (Acquired 01/20/2016 through 06/30/2016, Cost $532,607) (1)	560,000	553,700
Univision Communications, Inc.
5.13%, 02/15/2025 (Acquired 07/13/2015 through 06/16/2016, Cost $680,621) (1)	690,000	682,238
Verizon Communications, Inc.
5.15%, 09/15/2023	2,500,000	2,912,700
6.40%, 09/15/2033	5,915,000	7,566,805
4.27%, 01/15/2036	4,220,000	4,313,882
4.86%, 08/21/2046	1,500,000	1,638,074
4.52%, 09/15/2048	400,000	413,174
Viacom, Inc.
5.85%, 09/01/2043	200,000	200,642
Viavi Solutions, Inc.
0.63%, 08/15/2033	95,000	92,566
Virgin Media Secured Finance PLC
5.25%, 01/15/2026 (Acquired 01/12/2016, Cost $776,850) (1)	800,000	775,000
5.50%, 08/15/2026 (Acquired 04/13/2016, Cost $200,000) (1)	200,000	194,500
WPP Finance 2010
4.75%, 11/21/2021	1,300,000	1,442,266

		133,752,854

Consumer, Cyclical - 3.67%
1011778 BC ULC / New Red Finance, Inc.
4.63%, 01/15/2022 (Acquired 07/13/2015 through 06/30/2016, Cost $3,067,169) (1)	3,040,000	3,085,600
Air Canada
7.75%, 04/15/2021 (Acquired 05/31/2016, Cost $392,576) (1)	375,000	389,062
Air Canada 2013-1 Class A Pass Through Trust
4.13%, 05/15/2025 (Acquired 07/14/2015, Cost $1,355,740) (1)	1,343,165	1,383,460
Air Canada 2013-1 Class B Pass Through Trust
5.38%, 05/15/2021 (Acquired 05/04/2016, Cost $343,373) (1)	343,373	345,090
Air Canada 2015-2 Class B Pass Through Trust
5.00%, 12/15/2023 (Acquired 12/01/2015, Cost $2,455,000) (1)	2,455,000	2,405,900

American Airlines 2013-1 Class A Pass Through Trust
4.00%, 07/15/2025	2,101,075	2,216,634
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 10/01/2026	2,009,462	2,089,840
American Airlines 2015-1 Class B Pass Through Trust
3.70%, 05/01/2023	2,906,437	2,848,309
American Airlines 2016-1 Class AA Pass Through Trust
3.58%, 01/15/2028	610,000	644,904
American Airlines 2016-2 Class A Pass Through Trust
3.65%, 06/15/2028	1,080,000	1,117,800
American Airlines 2016-2 Class B Pass Through Trust
4.38%, 06/15/2024 (Acquired 06/28/2016, Cost $4,854,362) (1)	4,860,000	4,854,362
Aramark Services Inc
5.13%, 01/15/2024 (Acquired 05/16/2016 through 06/28/2016, Cost $1,085,709) (1)	1,068,000	1,089,360
AutoNation, Inc.
4.50%, 10/01/2025	465,000	492,101
Brinker International, Inc.
3.88%, 05/15/2023	2,401,000	2,436,568
CalAtlantic Group, Inc.
0.25%, 06/01/2019	510,000	472,069
Choice Hotels International, Inc.
5.75%, 07/01/2022	3,000,000	3,215,700
Churchill Downs, Inc.
5.38%, 12/15/2021	750,000	765,937
Cintas Corp. No 2
4.30%, 06/01/2021	28,000	30,954
Continental Airlines 2000-1 Class A-1 Pass Through Trust
8.05%, 11/01/2020	481,852	526,423
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022	1,158,543	1,297,568
Continental Airlines 2009-2 Class A Pass Through Trust
7.25%, 11/10/2019	1,038,564	1,186,559
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 04/11/2024	1,108,047	1,171,760
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/2024	2,001,435	2,101,507
CVS Health Corp.
2.80%, 07/20/2020	4,972,000	5,175,240
3.50%, 07/20/2022	735,000	791,468
4.75%, 12/01/2022 (Acquired 07/22/2015 through 06/20/2016, Cost $494,737) (1)	466,000	532,340
5.00%, 12/01/2024	1,795,000	2,101,776
3.88%, 07/20/2025	135,000	148,568
4.88%, 07/20/2035	250,000	297,962
5.13%, 07/20/2045	200,000	247,941

CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036 (Acquired 07/22/2015 through 08/28/2015, Cost $3,307,482) (1)	3,290,978	3,268,929
Delphi Automotive PLC
4.25%, 01/15/2026	3,400,000	3,704,208
Delphi Corp.
5.00%, 02/15/2023	1,385,000	1,468,100
Delta Air Lines 2002-1 Class G-1 Pass Through Trust
6.72%, 01/02/2023	1,999,984	2,277,482
Delta Air Lines 2015-1 Class AA Pass Through Trust
3.63%, 07/30/2027	725,343	765,237
Dollar Tree, Inc.
5.75%, 03/01/2023 (Acquired 07/13/2015 through 06/30/2016, Cost $710,862) (1)	675,000	717,187
DR Horton, Inc.
4.75%, 05/15/2017	640,000	653,196
3.75%, 03/01/2019	1,785,000	1,811,775
Ford Motor Credit Co. LLC
8.00%, 12/15/2016	950,000	978,747
3.16%, 08/04/2020	1,220,000	1,265,030
4.13%, 08/04/2025	3,300,000	3,539,808
4.39%, 01/08/2026	8,885,000	9,704,117
General Motors Co.
4.88%, 10/02/2023	4,891,000	5,198,742
4.00%, 04/01/2025	3,495,000	3,524,386
6.60%, 04/01/2036	975,000	1,118,585
6.25%, 10/02/2043	65,000	72,248
5.20%, 04/01/2045	1,160,000	1,149,970
General Motors Financial Co, Inc.
3.10%, 01/15/2019	2,202,000	2,249,473
3.70%, 05/09/2023	2,852,000	2,870,552
4.00%, 01/15/2025	10,800,000	10,932,408
GLP Capital LP / GLP Financing II Inc
4.38%, 04/15/2021	25,000	25,750
5.38%, 04/15/2026	100,000	103,500
H&E Equipment Services Inc
7.00%, 09/01/2022	225,000	232,875
Hanesbrands Inc
4.63%, 05/15/2024 (Acquired 05/03/2016 through 06/21/2016, Cost $3,512,052) (1)	3,499,000	3,507,747
4.88%, 05/15/2026 (Acquired 05/03/2016 through 06/06/2016, Cost $1,200,000) (1)	1,200,000	1,204,320
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
5.63%, 10/15/2021	1,185,000	1,226,475

Iconix Brand Group, Inc.
1.50%, 03/15/2018	10,000	8,088
Ingram Micro, Inc.
4.95%, 12/15/2024	1,400,000	1,395,037
International Game Technology PLC
6.25%, 02/15/2022 (Acquired 08/21/2015 through 06/16/2016, Cost $1,078,461) (1)	1,075,000	1,101,649
KB Home
1.38%, 02/01/2019	140,000	133,700
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 06/01/2024 (Acquired 06/02/2016, Cost $200,000) (1)	200,000	205,000
5.25%, 06/01/2026 (Acquired 06/02/2016, Cost $225,000) (1)	225,000	230,625
Macy’s Retail Holdings, Inc.
5.90%, 12/01/2016	866,000	883,836
Magna International, Inc.
4.15%, 10/01/2025	665,000	731,035
Marriott International, Inc./MD
3.75%, 10/01/2025	2,280,000	2,437,126
MDC Holdings, Inc.
5.50%, 01/15/2024	1,181,000	1,169,190
MGM Resorts International
6.00%, 03/15/2023	25,000	26,375
Mobile Mini, Inc.
5.88%, 07/01/2024 (Acquired 05/04/2016, Cost $175,000) (1)	175,000	179,813
New Albertsons, Inc.
7.45%, 08/01/2029	175,000	169,750
Newell Brands, Inc.
5.00%, 11/15/2023 (Acquired 05/26/2016, Cost $1,195,463) (1)	1,146,000	1,203,686
Newell Rubbermaid, Inc.
3.15%, 04/01/2021	1,526,000	1,589,926
3.85%, 04/01/2023	1,129,000	1,197,658
3.90%, 11/01/2025	270,000	282,952
4.20%, 04/01/2026	4,036,000	4,377,421
5.50%, 04/01/2046	1,520,000	1,809,598
O’Reilly Automotive, Inc.
4.63%, 09/15/2021	1,300,000	1,435,467
QVC, Inc.
5.13%, 07/02/2022	1,600,000	1,725,121
4.38%, 03/15/2023	920,000	925,823
4.85%, 04/01/2024	2,150,000	2,226,495
4.45%, 02/15/2025	125,000	125,751
Schaeffler Finance BV
4.25%, 05/15/2021 (Acquired 05/26/2016 through 06/21/2016, Cost $1,331,377) (1)	1,308,000	1,325,985

Shingle Springs Tribal Gaming Authority
9.75%, 09/01/2021 (Acquired 03/18/2016 through 06/16/2016, Cost $772,022) (1)	700,000	763,000
Southwest Airlines Co.
5.13%, 03/01/2017	1,315,000	1,350,764
Spirit Airlines 2015-1 Pass Through Trust A
4.10%, 04/01/2028	4,500,000	4,567,500
Toll Brothers Finance Corp.
4.00%, 12/31/2018	1,497,000	1,551,641
5.88%, 02/15/2022	415,000	446,540
4.38%, 04/15/2023	540,000	531,900
United Airlines 2014-2 Class A Pass Through Trust
3.75%, 09/03/2026	2,038,897	2,156,133
US Airways 2011-1 Class A Pass Through Trust
7.13%, 10/22/2023	2,211,001	2,620,036
US Airways 2013-1 Class A Pass Through Trust
3.95%, 11/15/2025	1,974,044	2,082,616
Walgreens Boots Alliance, Inc.
2.60%, 06/01/2021	1,543,000	1,568,438
3.45%, 06/01/2026	2,850,000	2,930,088
3.10%, 06/01/2023	305,000	310,082
4.80%, 11/18/2044	926,000	994,066
4.65%, 06/01/2046	213,000	227,328
Wyndham Worldwide Corp.
5.10%, 10/01/2025	1,120,000	1,217,541
ZF North America Capital, Inc.
4.00%, 04/29/2020 (Acquired 07/24/2015 through 06/21/2016, Cost $1,095,806) (1)	1,070,000	1,097,414
4.50%, 04/29/2022 (Acquired 07/24/2015 through 05/24/2016, Cost $678,763) (1)	675,000	684,281
4.75%, 04/29/2025 (Acquired 07/13/2015 through 06/15/2016, Cost $739,508) (1)	752,000	761,866

		161,791,950

Consumer, Non-cyclical - 4.88%
AbbVie, Inc.
3.20%, 11/06/2022	1,330,000	1,375,439
3.20%, 05/14/2026	3,696,000	3,737,022
4.70%, 05/14/2045	750,000	793,704
4.45%, 05/14/2046	4,250,000	4,312,696
Actavis Funding SCS
3.00%, 03/12/2020	3,992,000	4,113,293
3.80%, 03/15/2025	5,390,000	5,608,295
4.55%, 03/15/2035	400,000	409,852
4.75%, 03/15/2045	1,000,000	1,047,171

Aetna, Inc.
2.40%, 06/15/2021	2,558,000	2,614,130
2.80%, 06/15/2023	2,798,000	2,860,379
3.20%, 06/15/2026	11,124,000	11,456,774
4.38%, 06/15/2046	1,120,000	1,159,513
Amgen, Inc.
4.40%, 05/01/2045	500,000	521,832
4.56%, 06/15/2048 (Acquired 06/13/2016, Cost $1,542,724) (1)	1,500,000	1,557,839
4.66%, 06/15/2051 (Acquired 12/04/2015, Cost $409,182) (1)	447,000	466,423
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/2021	1,737,000	1,799,982
3.30%, 02/01/2023	4,308,000	4,532,343
3.65%, 02/01/2026	5,000,000	5,351,560
4.90%, 02/01/2046	1,745,000	2,044,037
Anthem, Inc.
3.50%, 08/15/2024	2,965,000	3,071,070
Ascension Health
3.95%, 11/15/2046	825,000	890,447
AstraZeneca PLC
3.38%, 11/16/2025	1,475,000	1,544,940
Baxalta, Inc.
2.88%, 06/23/2020	1,000,000	1,016,368
4.00%, 06/23/2025	4,180,000	4,357,065
Baylor Scott & White Holdings
3.97%, 11/15/2046	875,000	938,155
Becton Dickinson and Co.
1.80%, 12/15/2017	2,249,000	2,267,509
Biogen, Inc.
2.90%, 09/15/2020	290,000	302,254
4.05%, 09/15/2025	1,105,000	1,190,048
5.20%, 09/15/2045	1,175,000	1,322,222
BioMarin Pharmaceutical, Inc.
1.50%, 10/15/2020	640,000	740,000
Block Financial LLC
5.25%, 10/01/2025	1,040,000	1,115,453
Brookdale Senior Living, Inc.
2.75%, 06/15/2018	330,000	322,369
Celgene Corp.
3.63%, 05/15/2024	500,000	520,947
3.88%, 08/15/2025	4,870,000	5,197,137
5.00%, 08/15/2045	1,000,000	1,102,083
Centene Corp.
4.75%, 05/15/2022	300,000	306,000
Centene Escrow Corp.
5.63%, 02/15/2021 (Acquired 01/28/2016, Cost $50,000) (1)	50,000	52,125
6.13%, 02/15/2024 (Acquired 01/28/2016 through 06/20/2016, Cost $1,110,803) (1)	1,075,000	1,142,859

Constellation Brands, Inc.
6.00%, 05/01/2022	750,000	843,750
DaVita HealthCare Partners, Inc.
5.00%, 05/01/2025	1,292,000	1,280,695
Delhaize Group
5.70%, 10/01/2040	690,000	806,812
DP World Ltd.
6.85%, 07/02/2037	400,000	438,152
DS Services of America, Inc.
10.00%, 09/01/2021 (Acquired 10/05/2015, Cost $875,134) (1)	785,000	881,163
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc.
6.00%, 02/01/2025 (Acquired 07/14/2015 through 05/31/2016, Cost $620,415) (1)	675,000	585,563
ERAC USA Finance LLC
3.80%, 11/01/2025 (Acquired 11/02/2015, Cost $3,024,560) (1)	3,030,000	3,243,109
3.30%, 12/01/2026 (Acquired 05/23/2016, Cost $2,192,886) (1)	2,200,000	2,259,686
Express Scripts Holdings Co.
3.30%, 02/25/2021	95,000	99,629
4.50%, 02/25/2026	9,221,000	10,135,576
3.40%, 03/01/2027	9,640,000	9,650,594
4.80%, 07/15/2046	2,687,000	2,685,229
Fresenius Medical Care US Finance II, Inc.
5.88%, 01/31/2022 (Acquired 07/13/2015 through 05/24/2016, Cost $1,001,728) (1)	929,000	1,018,416
Fresenius Medical Care US Finance, Inc.
5.75%, 02/15/2021 (Acquired 01/11/2016, Cost $748,979) (1)	700,000	777,000
Gilead Sciences, Inc.
4.75%, 03/01/2046	375,000	425,801
Grifols Worldwide Operations Ltd.
5.25%, 04/01/2022	750,000	763,125
HCA, Inc.
3.75%, 03/15/2019	1,111,000	1,149,885
6.50%, 02/15/2020	550,000	609,813
4.75%, 05/01/2023	500,000	512,500
5.38%, 02/01/2025	4,525,000	4,638,125
5.25%, 04/15/2025	1,810,000	1,891,450
5.88%, 02/15/2026	460,000	477,250
5.25%, 06/15/2026	850,000	881,875
Hill-Rom Holdings, Inc.
5.75%, 09/01/2023 (Acquired 06/01/2016, Cost $491,283) (1)	480,000	490,800
HPHT Finance 15 Ltd.
2.25%, 03/17/2018 (Acquired 10/09/2015, Cost $839,408) (1)	840,000	846,450

Humana, Inc.
3.15%, 12/01/2022	935,000	960,163
3.85%, 10/01/2024	1,735,000	1,853,801
Imperial Tobacco Finance PLC
2.95%, 07/21/2020 (Acquired 07/15/2015 through 10/08/2015, Cost $1,666,789) (1)	1,665,000	1,714,743
4.25%, 07/21/2025 (Acquired 10/15/2015, Cost $1,388,359) (1)	1,345,000	1,456,685
Kaiser Foundation Hospitals
3.50%, 04/01/2022	1,275,000	1,371,498
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (Acquired 07/13/2015 through 06/15/2016, Cost $1,496,209) (1)	1,478,000	1,534,953
3.50%, 07/15/2022 (Acquired 07/22/2015 through 06/21/2016, Cost $2,228,066) (1)	2,150,000	2,283,713
3.95%, 07/15/2025 (Acquired 07/22/2015, Cost $2,166,835) (1)	2,155,000	2,344,196
3.00%, 06/01/2026 (Acquired 05/10/2016 through 05/24/2016, Cost $1,669,124) (1)	1,685,000	1,703,035
5.20%, 07/15/2045 (Acquired 08/13/2015, Cost $1,041,591) (1)	1,000,000	1,184,964
4.38%, 06/01/2046 (Acquired 05/10/2016, Cost $797,478) (1)	800,000	846,626
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	1,475,000	1,531,675
Life Technologies Corp.
6.00%, 03/01/2020	2,209,000	2,493,130
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	170,000	185,518
Medtronic, Inc.
4.63%, 03/15/2045	1,455,000	1,712,155
Molina Healthcare, Inc.
5.38%, 11/15/2022 (Acquired 11/05/2015, Cost $125,000) (1)	125,000	124,688
Molson Coors Brewing Co.
3.00%, 07/15/2026	7,474,000	7,470,711
4.20%, 07/15/2046	838,000	842,190
MYLAN NV
2.50%, 06/07/2019 (Acquired 05/31/2016, Cost $3,496,156) (1)	3,500,000	3,546,473
New York and Presbyterian Hospital/The
3.56%, 08/01/2036	2,630,000	2,750,588
Novartis Capital Corp.
4.00%, 11/20/2045	1,000,000	1,140,762
Post Holdings, Inc.
7.38%, 02/15/2022	275,000	289,094
Quintiles Transnational Corp.
4.88%, 05/15/2023 (Acquired 05/09/2016, Cost $816,586) (1)	800,000	812,000
Reynolds American, Inc.
3.25%, 11/01/2022	1,215,000	1,273,389
4.45%, 06/12/2025	680,000	759,773
5.85%, 08/15/2045	1,020,000	1,304,150

Safeway, Inc.
7.25%, 02/01/2031	50,000	48,200
Smithfield Foods, Inc.
5.25%, 08/01/2018 (Acquired 07/13/2015 through 05/19/2016, Cost $516,517) (1)	510,000	515,100
Spectrum Brands, Inc.
5.75%, 07/15/2025	350,000	364,438
Sysco Corp.
2.50%, 07/15/2021	1,317,000	1,345,949
3.30%, 07/15/2026	1,182,000	1,226,944
Tenet Healthcare Corp.
4.15%, 06/15/2020	775,000	765,313
Teva Pharmaceutical Finance LLC
6.15%, 02/01/2036	1,310,000	1,569,960
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/2021	725,000	768,391
Thermo Fisher Scientific, Inc.
3.30%, 02/15/2022	1,510,000	1,571,918
Total System Services, Inc.
3.80%, 04/01/2021	1,078,000	1,141,621
4.80%, 04/01/2026	4,002,000	4,341,822
Transurban Finance Co Pty Ltd.
4.13%, 02/02/2026 (Acquired 10/27/2015, Cost $153,704) (1)	155,000	164,744
TreeHouse Foods, Inc.
6.00%, 02/15/2024 (Acquired 01/21/2016 through 05/04/2016, Cost $942,212) (1)	900,000	960,120
Tyson Foods, Inc.
4.50%, 06/15/2022	645,000	718,674
3.95%, 08/15/2024	105,000	113,529
UBM PLC
5.75%, 11/03/2020 (Acquired 07/13/2015 through 07/29/2015, Cost $906,858) (1)	845,000	914,435
Universal Health Services, Inc.
4.75%, 08/01/2022 (Acquired 08/24/2015 through 06/21/2016, Cost $6,517,214) (1)	6,402,000	6,511,602
5.00%, 06/01/2026 (Acquired 05/19/2016, Cost $2,403,000) (1)	2,403,000	2,409,008
Valeant Pharmaceuticals International
6.38%, 10/15/2020 (Acquired 06/13/2016 through 06/22/2016, Cost $154,356) (1)	175,000	150,500
Valeant Pharmaceuticals International, Inc.
5.50%, 03/01/2023 (Acquired 07/21/2015 through 06/06/2016, Cost $3,620,050) (1)	4,015,000	3,224,547
5.88%, 05/15/2023 (Acquired 08/12/2015 through 10/06/2015, Cost $951,278) (1)	950,000	767,125
6.13%, 04/15/2025 (Acquired 05/27/2016, Cost $850,944) (1)	1,000,000	802,500
Verisk Analytics, Inc.
4.88%, 01/15/2019	540,000	575,758
5.80%, 05/01/2021	1,650,000	1,892,666
4.13%, 09/12/2022	1,547,000	1,647,456
5.50%, 06/15/2045	1,648,000	1,695,784

Wm Wrigley Jr Co.
2.40%, 10/21/2018 (Acquired 07/13/2015 through 05/25/2016, Cost $1,636,795) (1)	1,620,000	1,652,152
3.38%, 10/21/2020 (Acquired 07/22/2015 through 06/20/2016, Cost $3,177,374) (1)	3,040,000	3,242,805

		215,147,517

Diversified - 0.03%
Argos Merger Sub, Inc.
7.13%, 03/15/2023 (Acquired 01/20/2016 through 02/24/2016, Cost $49,089) (1)	50,000	51,438
RWT Holdings, Inc.
5.63%, 11/15/2019	1,460,000	1,428,975

		1,480,413

Energy - 3.02%
Anadarko Petroleum Corp.
6.38%, 09/15/2017	42,000	44,208
4.85%, 03/15/2021	691,000	732,957
5.55%, 03/15/2026	2,018,000	2,229,490
6.60%, 03/15/2046	765,000	924,304
APT Pipelines Ltd.
3.88%, 10/11/2022 (Acquired 08/06/2015 through 08/19/2015, Cost $1,354,676) (1)	1,360,000	1,407,140
Boardwalk Pipelines LP
5.75%, 09/15/2019	1,850,000	1,937,218
5.95%, 06/01/2026	1,500,000	1,576,361
BP Capital Markets PLC
3.06%, 03/17/2022	1,525,000	1,575,921
Canadian Natural Resources Ltd.
5.70%, 05/15/2017	1,408,000	1,448,494
5.90%, 02/01/2018	442,000	466,960
3.90%, 02/01/2025	130,000	128,802
Cenovus Energy, Inc.
5.70%, 10/15/2019	40,000	42,308
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/2024 (Acquired 05/12/2016 through 05/13/2016, Cost $428,830) (1)	425,000	436,424
Chesapeake Energy Corp.
6.13%, 02/15/2021	1,625,000	1,072,500
Cimarex Energy Co.
5.88%, 05/01/2022	1,739,000	1,821,679
4.38%, 06/01/2024	1,819,000	1,902,994
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/2024	900,000	953,801
Concho Resources, Inc.
7.00%, 01/15/2021	425,000	436,687
5.50%, 10/01/2022	280,000	281,400
5.50%, 04/01/2023	450,000	451,125

ConocoPhillips Co
4.20%, 03/15/2021	1,595,000	1,722,733
4.95%, 03/15/2026	4,958,000	5,620,106
Continental Resources, Inc./OK
4.50%, 04/15/2023	250,000	233,125
3.80%, 06/01/2024	5,360,000	4,676,600
Devon Energy Corp.
2.25%, 12/15/2018	1,604,000	1,592,688
6.30%, 01/15/2019	527,000	570,923
5.85%, 12/15/2025	1,295,000	1,429,148
Enable Midstream Partners LP
3.90%, 05/15/2024	1,910,000	1,703,143
Enbridge Energy Partners LP
5.88%, 10/15/2025	750,000	829,810
Energy Transfer Equity LP
5.50%, 06/01/2027	400,000	376,000
Energy Transfer Partners LP
4.15%, 10/01/2020	3,879,000	3,937,344
4.75%, 01/15/2026	4,720,000	4,871,988
6.50%, 02/01/2042	1,000,000	1,050,626
5.15%, 03/15/2045	700,000	636,473
6.13%, 12/15/2045	100,000	103,753
EnLink Midstream Partners LP
4.40%, 04/01/2024	35,000	32,846
4.15%, 06/01/2025	5,555,000	5,121,926
Enterprise Products Operating LLC
2.85%, 04/15/2021	1,760,000	1,818,629
3.75%, 02/15/2025	2,585,000	2,697,341
3.95%, 02/15/2027	280,000	297,137
5.10%, 02/15/2045	2,065,000	2,272,198
Exxon Mobil Corp.
3.57%, 03/06/2045	885,000	915,287
Helmerich & Payne International Drilling Co
4.65%, 03/15/2025	1,894,000	2,021,783
Hess Corp.
8.13%, 02/15/2019	691,000	770,056
7.88%, 10/01/2029	25,000	29,792
7.30%, 08/15/2031	45,000	51,707
Kinder Morgan Energy Partners LP
5.95%, 02/15/2018	1,015,000	1,071,356
5.00%, 10/01/2021	575,000	608,988

3.95%, 09/01/2022	988,000	1,005,626
4.15%, 02/01/2024	220,000	221,217
4.30%, 05/01/2024	3,418,000	3,448,766
4.25%, 09/01/2024	295,000	298,823
Kinder Morgan Finance Co LLC
6.00%, 01/15/2018 (Acquired 02/09/2016 through 06/06/2016, Cost $476,588) (1)	470,000	494,534
Kinder Morgan, Inc./DE
4.30%, 06/01/2025	6,515,000	6,673,888
Korea National Oil Corp.
4.00%, 10/27/2016 (Acquired 07/22/2015 through 07/24/2015, Cost $564,935) (1)	560,000	565,788
Matador Resources Co.
6.88%, 04/15/2023	530,000	540,600
Motiva Enterprises LLC
5.75%, 01/15/2020 (Acquired 07/22/2015 through 06/20/2016, Cost $1,348,315) (1)	1,244,000	1,361,080
Newfield Exploration Co.
5.75%, 01/30/2022	425,000	430,312
5.38%, 01/01/2026	3,715,000	3,612,838
Oceaneering International, Inc.
4.65%, 11/15/2024	1,429,000	1,382,299
Parsley Energy LLC / Parsley Finance Corp.
6.25%, 06/01/2024 (Acquired 05/24/2016, Cost $125,000) (1)	125,000	127,188
Pertamina Persero PT
6.00%, 05/03/2042	280,000	283,078
6.00%, 05/03/2042	200,000	202,198
Petrobras Global Finance BV
8.38%, 05/23/2021	1,680,000	1,733,760
8.75%, 05/23/2026	3,125,000	3,146,344
Petroleos Mexicanos
6.38%, 02/04/2021 (Acquired 01/28/2016, Cost $410,000) (1)	410,000	445,793
4.88%, 01/24/2022	300,000	306,675
4.50%, 01/23/2026	1,105,000	1,063,452
5.63%, 01/23/2046	235,000	214,203
Phillips 66 Partners LP
3.61%, 02/15/2025	932,000	916,271
Plains All American Pipeline LP / PAA Finance Corp.
6.50%, 05/01/2018	665,000	707,233
Regency Energy Partners LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	500,000	530,984
5.00%, 10/01/2022	1,000,000	1,026,227
Rowan Cos, Inc.
4.75%, 01/15/2024	2,280,000	1,852,500
Sabine Pass LNG LP
7.50%, 11/30/2016	400,000	407,600

Schlumberger Holdings Corp.
3.00%, 12/21/2020 (Acquired 12/10/2015, Cost $598,777) (1)	600,000	625,835
4.00%, 12/21/2025 (Acquired 12/10/2015 through 06/21/2016, Cost $4,397,113) (1)	4,235,000	4,560,096
Seven Generations Energy Ltd.
8.25%, 05/15/2020 (Acquired 07/13/2015 through 06/16/2016, Cost $663,111) (1)	645,000	668,381
Shell International Finance BV
2.13%, 05/11/2020	400,000	408,287
3.25%, 05/11/2025	3,900,000	4,093,440
2.88%, 05/10/2026	2,495,000	2,536,250
4.38%, 05/11/2045	1,000,000	1,084,198
SM Energy Co.
6.13%, 11/15/2022	10,000	9,188
5.00%, 01/15/2024	115,000	98,325
5.63%, 06/01/2025	75,000	64,500
Southwestern Energy Co.
4.95%, 01/23/2025	2,675,000	2,564,656
Spectra Energy Partners LP
4.75%, 03/15/2024	1,460,000	1,605,248
Sunoco Logistics Partners Operations LP
4.25%, 04/01/2024	1,500,000	1,515,812
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.13%, 11/15/2019	380,000	376,200
6.75%, 03/15/2024 (Acquired 09/09/2015 through 09/11/2015, Cost $823,239) (1)	825,000	845,625
Texas Eastern Transmission LP
2.80%, 10/15/2022 (Acquired 07/16/2015 through 07/22/2015, Cost $729,483) (1)	775,000	759,710
TransCanada PipeLines Ltd.
4.88%, 01/15/2026	2,640,000	3,016,324
Western Gas Partners LP
5.38%, 06/01/2021	2,407,000	2,538,054
Whiting Petroleum Corp.
1.25%, 06/05/2020	1,000,000	892,500
Williams Partners LP / ACMP Finance Corp.
4.88%, 03/15/2024	5,170,000	4,960,682

		133,156,867

Financials - 11.58%
ABN AMRO Bank NV
4.75%, 07/28/2025 (Acquired 07/21/2015 through 06/29/2016, Cost $976,171) (1)	955,000	991,366
4.80%, 04/18/2026 (Acquired 05/02/2016 through 06/15/2016, Cost $3,111,152) (1)	3,000,000	3,123,531
ACE INA Holdings, Inc.
2.30%, 11/03/2020	485,000	498,246
4.35%, 11/03/2045	380,000	437,482

AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust
4.63%, 10/30/2020	1,198,000	1,242,026
3.95%, 02/01/2022	2,600,000	2,600,000
4.63%, 07/01/2022	2,100,000	2,150,568
Air Lease Corp.
4.25%, 09/15/2024	3,175,000	3,214,687
Alexandria Real Estate Equities, Inc.
2.75%, 01/15/2020	643,000	648,687
4.60%, 04/01/2022	2,625,000	2,840,059
3.95%, 01/15/2027	1,450,000	1,500,618
4.50%, 07/30/2029	636,000	661,497
Allied World Assurance Co Holdings Ltd.
4.35%, 10/29/2025	2,490,000	2,549,033
Ally Financial, Inc.
8.00%, 12/31/2018	638,000	697,015
4.63%, 03/30/2025	4,950,000	4,869,562
American Campus Communities Operating Partnership LP
3.35%, 10/01/2020	1,900,000	1,973,931
American Express Co.
6.80%, 09/01/2066	1,971,000	1,968,536
American Express Credit Corp.
2.80%, 09/19/2016	2,000,000	2,008,496
2.25%, 05/05/2021	2,417,000	2,460,675
American International Group, Inc.
3.90%, 04/01/2026	4,800,000	4,949,045
American Tower Corp.
3.30%, 02/15/2021	3,098,000	3,232,168
3.45%, 09/15/2021	110,000	114,508
3.50%, 01/31/2023	717,000	742,021
4.40%, 02/15/2026	1,177,000	1,278,494
3.38%, 10/15/2026	3,608,000	3,628,717
AvalonBay Communities, Inc.
5.75%, 09/15/2016	1,025,000	1,033,526
Bank Amer Corp.
5.42%, 03/15/2017	400,000	411,238
Bank of America Corp.
3.75%, 07/12/2016	1,750,000	1,750,840
5.75%, 08/15/2016	761,000	764,615
5.70%, 05/02/2017	1,897,000	1,963,748
6.40%, 08/28/2017	1,000,000	1,055,164
2.00%, 01/11/2018	1,000,000	1,006,871
2.63%, 10/19/2020	1,390,000	1,412,290

3.30%, 01/11/2023	4,425,000	4,555,666
4.00%, 04/01/2024	2,155,000	2,300,993
4.20%, 08/26/2024	340,000	351,618
3.88%, 08/01/2025	4,400,000	4,683,131
4.45%, 03/03/2026	3,941,000	4,124,091
3.50%, 04/19/2026	1,184,000	1,224,776
4.25%, 10/22/2026	4,875,000	5,058,480
6.30%, 12/29/2049	1,151,000	1,218,621
8.00%, 12/31/2099	1,393,000	1,384,294
Bank of America NA
6.10%, 06/15/2017	2,350,000	2,450,394
Bank of New York Mellon Corp./The
2.50%, 04/15/2021	1,955,000	2,026,023
Barclays Bank PLC
5.14%, 10/14/2020	275,000	291,456
Barclays PLC
4.38%, 09/11/2024	2,200,000	2,127,814
4.38%, 01/12/2026	6,815,000	6,881,105
5.20%, 05/12/2026	1,240,000	1,252,850
BBVA Bancomer SA/Texas
6.50%, 03/10/2021	750,000	823,125
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042	1,000,000	1,123,289
Berkshire Hathaway, Inc.
3.13%, 03/15/2026	1,077,000	1,129,870
4.50%, 02/11/2043	1,000,000	1,143,514
Boston Properties LP
3.65%, 02/01/2026	415,000	442,495
BPCE SA
5.15%, 07/21/2024 (Acquired 07/13/2015 through 06/28/2016, Cost $2,234,487) (1)	2,170,000	2,259,057
4.88%, 04/01/2026 (Acquired 04/26/2016 through 05/23/2016, Cost $2,750,660) (1)	2,740,000	2,812,503
Brixmor Operating Partnership LP
3.88%, 08/15/2022	2,550,000	2,620,138
4.13%, 06/15/2026	2,980,000	3,059,789
Capital One Bank USA NA
1.15%, 11/21/2016	500,000	500,301
Capital One NA/Mclean VA
2.35%, 08/17/2018	1,000,000	1,014,221
2.40%, 09/05/2019	1,000,000	1,016,339
Carlyle Holdings Finance LLC
3.88%, 02/01/2023 (Acquired 07/31/2015 through 06/15/2016, Cost $1,643,028) (1)	1,596,000	1,663,696
CBRE Services, Inc.
4.88%, 03/01/2026	2,115,000	2,163,370

Charles Schwab Corp./The
3.00%, 03/10/2025	1,125,000	1,175,208
7.00%, 02/28/2049	2,384,000	2,714,780
CIT Group, Inc.
5.00%, 05/15/2017	775,000	787,594
4.25%, 08/15/2017	6,082,000	6,194,517
5.25%, 03/15/2018	785,000	808,770
5.50%, 02/15/2019 (Acquired 07/13/2015 through 05/24/2016, Cost $1,459,273) (1)	1,401,000	1,465,796
Citigroup, Inc.
1.30%, 11/15/2016	625,000	625,275
1.80%, 02/05/2018	6,000,000	6,026,454
2.15%, 07/30/2018	650,000	657,923
4.45%, 09/29/2027	2,551,000	2,622,647
Citizens Financial Group, Inc.
4.30%, 12/03/2025	3,606,000	3,797,356
CNA Financial Corp.
5.88%, 08/15/2020	1,700,000	1,916,313
CNO Financial Group, Inc.
4.50%, 05/30/2020	1,150,000	1,190,250
5.25%, 05/30/2025	2,255,000	2,322,650
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
4.38%, 08/04/2025	2,475,000	2,586,437
Credit Agricole SA
4.38%, 03/17/2025 (Acquired 07/31/2015 through 05/23/2016, Cost $4,808,375) (1)	4,875,000	4,926,119
Credit Suisse AG
6.50%, 08/08/2023 (Acquired 07/13/2015 through 07/29/2015, Cost $1,051,639) (1)	960,000	1,003,680
Crown Castle International Corp.
3.40%, 02/15/2021	345,000	360,194
4.88%, 04/15/2022	3,473,000	3,814,049
5.25%, 01/15/2023	2,504,000	2,810,239
4.45%, 02/15/2026	3,900,000	4,236,051
3.70%, 06/15/2026	3,225,000	3,319,115
DDR Corp.
3.63%, 02/01/2025	2,225,000	2,232,643
4.25%, 02/01/2026	3,815,000	4,001,508
Digital Realty Trust LP
4.75%, 10/01/2025	1,640,000	1,762,175
Discover Bank/Greenwood DE
2.60%, 11/13/2018	2,010,000	2,040,236
3.10%, 06/04/2020	2,000,000	2,045,802
Discover Financial Services
3.95%, 11/06/2024	2,167,000	2,222,007
3.75%, 03/04/2025	5,095,000	5,135,210

E*TRADE Financial Corp.
5.38%, 11/15/2022	2,300,000	2,426,500
4.63%, 09/15/2023	2,270,000	2,298,375
Farmers Exchange Capital II
6.15%, 11/01/2053 (Acquired 08/31/2015, Cost $298,678) (1)	280,000	294,613
Goldman Sachs Capital I
6.35%, 02/15/2034	2,938,000	3,456,625
Goldman Sachs Group, Inc./The
5.63%, 01/15/2017	680,000	694,995
2.38%, 01/22/2018	1,180,000	1,196,142
6.15%, 04/01/2018	4,000,000	4,311,796
7.50%, 02/15/2019	1,455,000	1,662,738
2.63%, 04/25/2021	2,500,000	2,535,590
4.25%, 10/21/2025	720,000	745,074
3.75%, 02/25/2026	3,166,000	3,321,856
6.75%, 10/01/2037	460,000	567,723
Goodman Funding Pty Ltd.
6.38%, 04/15/2021 (Acquired 07/13/2015 through 08/21/2015, Cost $2,152,947) (1)	1,915,000	2,238,597
HBOS PLC
1.33%, 09/30/2016	1,500,000	1,496,364
HCP, Inc.
5.63%, 05/01/2017	700,000	723,080
4.00%, 12/01/2022	1,900,000	1,972,844
4.00%, 06/01/2025	4,900,000	4,942,341
Highwoods Realty LP
5.85%, 03/15/2017	1,465,000	1,506,479
7.50%, 04/15/2018	3,100,000	3,382,658
Host Hotels & Resorts LP
3.75%, 10/15/2023	2,175,000	2,191,719
Howard Hughes Corp./The
6.88%, 10/01/2021 (Acquired 04/26/2016, Cost $458,600) (1)	450,000	453,375
HSBC Holdings PLC
2.95%, 05/25/2021	1,805,000	1,823,899
4.30%, 03/08/2026	4,705,000	4,992,160
6.38%, 03/29/2049	1,500,000	1,428,750
ING Bank NV
5.80%, 09/25/2023 (Acquired 07/29/2015 through 11/13/2015, Cost $3,214,987) (1)	2,965,000	3,259,095
4.13%, 11/21/2023	1,840,000	1,865,576
Intercontinental Exchange, Inc.
3.75%, 12/01/2025	2,934,000	3,166,760

International Lease Finance Corp.
6.75%, 09/01/2016 (Acquired 08/06/2015 through 06/09/2016, Cost $4,841,054) (1)	4,804,000	4,828,020
8.75%, 03/15/2017	1,761,000	1,838,484
7.13%, 09/01/2018 (Acquired 07/14/2015, Cost $542,274) (1)	500,000	548,970
Intesa Sanpaolo SpA
6.50%, 02/24/2021 (Acquired 07/13/2015 through 08/17/2015, Cost $788,637) (1)	700,000	796,615
5.02%, 06/26/2024 (Acquired 07/29/2015, Cost $2,858,769) (1)	2,900,000	2,665,283
5.71%, 01/15/2026 (Acquired 05/25/2016, Cost $3,877,100) (1)	4,000,000	3,794,196
Jackson National Life Global Funding
1.88%, 10/15/2018 (Acquired 10/07/2015, Cost $999,601) (1)	1,000,000	1,011,954
2.60%, 12/09/2020 (Acquired 12/02/2015, Cost $1,563,698) (1)	1,565,000	1,616,180
Jefferies Group LLC
5.13%, 01/20/2023	3,100,000	3,257,003
Jones Lang LaSalle, Inc.
4.40%, 11/15/2022	1,270,000	1,326,137
JP Morgan Chase Capital XIII
1.58%, 09/30/2034	3,917,000	3,123,807
JPMorgan Chase & Co.
3.15%, 07/05/2016	1,000,000	1,000,000
2.55%, 10/29/2020	1,915,000	1,956,724
4.50%, 01/24/2022	1,440,000	1,602,688
2.70%, 05/18/2023	1,850,000	1,869,081
3.90%, 07/15/2025	1,500,000	1,621,024
4.25%, 10/01/2027	4,026,000	4,277,428
JPMorgan Chase Bank NA
6.00%, 10/01/2017	4,811,000	5,081,494
JPMorgan Chase Capital XXI
1.59%, 02/02/2037	1,625,000	1,239,063
Kennedy-Wilson, Inc.
5.88%, 04/01/2024	3,326,000	3,242,850
KeyCorp.
2.90%, 09/15/2020	980,000	1,013,697
Kilroy Realty LP
4.38%, 10/01/2025	1,515,000	1,636,464
Kimco Realty Corp.
3.40%, 11/01/2022	150,000	157,250
KFW
0.88%, 04/19/2018	1,000,000	1,001,550
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.88%, 08/01/2021 (Acquired 08/31/2015 through 10/14/2015, Cost $1,671,065) (1)	1,745,000	1,561,775
Lazard Group LLC
4.25%, 11/14/2020	1,560,000	1,660,637
3.75%, 02/13/2025	716,000	712,093

LeasePlan Corp. NV
2.50%, 05/16/2018 (Acquired 07/13/2015 through 05/23/2016, Cost $3,334,331) (1)	3,325,000	3,326,303
Liberty Mutual Group, Inc.
4.85%, 08/01/2044 (Acquired 07/21/2015 through 06/21/2016, Cost $3,031,030) (1)	3,045,000	3,119,298
Liberty Property LP
4.13%, 06/15/2022	2,000,000	2,114,798
Lloyds Banking Group PLC
3.10%, 07/06/2021	3,075,000	3,072,725
4.50%, 11/04/2024	2,825,000	2,867,172
4.65%, 03/24/2026	2,700,000	2,735,405
MetLife, Inc.
6.40%, 12/15/2036	1,000,000	1,067,520
Mid-America Apartments LP
6.05%, 09/01/2016	975,000	981,382
Morgan Stanley
5.45%, 01/09/2017	2,500,000	2,553,472
5.55%, 04/27/2017	2,967,000	3,070,249
5.95%, 12/28/2017	1,145,000	1,217,594
2.45%, 02/01/2019	2,927,000	2,981,954
7.30%, 05/13/2019	1,000,000	1,148,960
2.50%, 04/21/2021	1,580,000	1,596,699
4.88%, 11/01/2022	1,263,000	1,383,233
3.75%, 02/25/2023	3,000,000	3,177,963
5.00%, 11/24/2025	7,275,000	7,962,844
3.95%, 04/23/2027	6,602,000	6,659,286
5.55%, 12/29/2049	3,365,000	3,333,369
MPT Operating Partnership LP / MPT Finance Corp.
6.38%, 03/01/2024	475,000	505,875
Murray Street Investment Trust I
4.65%, 03/09/2017	1,948,000	1,991,770
Nationstar Mortgage LLC / Nationstar Capital Corp.
7.88%, 10/01/2020	330,000	309,375
Nationwide Building Society
3.90%, 07/21/2025 (Acquired 07/14/2015 through 06/28/2016, Cost $2,053,394) (1)	1,980,000	2,117,970
Nationwide Mutual Insurance Co.
2.94%, 12/15/2024 (Acquired 09/29/2015, Cost $1,010,932) (1)	1,050,000	1,039,500
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
5.88%, 03/15/2022 (Acquired 07/13/2015 through 06/20/2016, Cost $3,006,280) (1)	2,880,000	3,006,000
4.88%, 04/15/2045 (Acquired 07/22/2015 through 05/26/2016, Cost $2,433,954) (1)	2,739,000	2,422,591
New York Life Global Funding
1.55%, 11/02/2018 (Acquired 10/27/2015, Cost $1,997,758) (1)	2,000,000	2,018,566

Old Republic International Corp.
4.88%, 10/01/2024	1,600,000	1,709,736
Post Apartment Homes LP
4.75%, 10/15/2017	91,000	93,942
Pricoa Global Funding I
2.20%, 06/03/2021 (Acquired 05/26/2016, Cost $1,997,227) (1)	2,000,000	2,029,574
2.55%, 11/24/2020 (Acquired 11/17/2015, Cost $1,555,000) (1)	1,555,000	1,607,752
Primerica, Inc.
4.75%, 07/15/2022	4,101,000	4,514,840
Principal Financial Group, Inc.
4.70%, 05/15/2055	1,435,000	1,400,919
Prologis LP
3.75%, 11/01/2025	1,325,000	1,412,924
Protective Life Global Funding
1.21%, 06/08/2018 (Acquired 06/07/2016, Cost $4,000,000) (1)	4,000,000	3,998,476
2.70%, 11/25/2020 (Acquired 11/19/2015, Cost $1,948,478) (1)	1,950,000	2,016,370
Quicken Loans, Inc.
5.75%, 05/01/2025 (Acquired 07/22/2015 through 11/12/2015, Cost $786,460) (1)	815,000	786,475
Raymond James Financial, Inc.
5.63%, 04/01/2024	3,185,000	3,643,538
Realty Income Corp.
5.95%, 09/15/2016	2,545,000	2,568,170
2.00%, 01/31/2018	2,000,000	2,016,634
Redwood Trust, Inc.
4.63%, 04/15/2018	20,000	19,763
Reinsurance Group of America, Inc.
5.00%, 06/01/2021	500,000	553,615
4.70%, 09/15/2023	1,000,000	1,087,851
Retail Opportunity Investments Partnership LP
4.00%, 12/15/2024	895,000	880,187
Royal Bank of Canada
1.20%, 09/19/2017	2,840,000	2,846,163
Royal Bank of Scotland Group PLC
6.40%, 10/21/2019	550,000	611,037
6.13%, 12/15/2022	3,025,000	3,172,750
6.10%, 06/10/2023	2,265,000	2,317,328
6.00%, 12/19/2023	960,000	978,400
5.13%, 05/28/2024	375,000	365,813
4.80%, 04/05/2026	2,795,000	2,842,711
Santander Holdings USA, Inc.
4.50%, 07/17/2025	2,200,000	2,263,862
Santander Issuances SAU
5.18%, 11/19/2025	2,400,000	2,398,802

Santander UK Group Holdings PLC
2.88%, 10/16/2020	1,135,000	1,126,231
4.75%, 09/15/2025 (Acquired 09/08/2015, Cost $1,022,350) (1)	1,025,000	1,011,695
Santander UK PLC
1.38%, 03/13/2017	1,500,000	1,498,576
5.00%, 11/07/2023 (Acquired 07/13/2015 through 06/15/2016, Cost $3,603,286) (1)	3,492,000	3,584,535
Scottrade Financial Services, Inc.
6.13%, 07/11/2021 (Acquired 05/03/2016 through 05/24/2016, Cost $811,954) (1)(6)	766,000	824,242
Senior Housing Properties Trust
6.75%, 12/15/2021	603,000	683,007
Simon Property Group LP
2.50%, 09/01/2020	1,530,000	1,582,560
3.30%, 01/15/2026	1,025,000	1,096,257
SL Green Realty Corp.
5.00%, 08/15/2018	1,963,000	2,058,749
7.75%, 03/15/2020	1,398,000	1,634,455
Societe Generale SA
4.25%, 04/14/2025 (Acquired 07/13/2015 through 08/31/2015, Cost $4,073,283) (1)	4,300,000	4,255,216
Standard Chartered PLC
5.20%, 01/26/2024 (Acquired 07/22/2015 through 06/17/2016, Cost $2,141,474) (1)	2,040,000	2,125,696
Stifel Financial Corp.
4.25%, 07/18/2024	1,760,000	1,805,850
SVB Financial Group
5.38%, 09/15/2020	2,649,000	2,957,312
Synchrony Financial
2.60%, 01/15/2019	585,000	591,209
3.00%, 08/15/2019	2,593,000	2,644,165
TD Ameritrade Holding Corp.
2.95%, 04/01/2022	2,773,000	2,889,585
3.63%, 04/01/2025	4,197,000	4,498,051
Teachers Insurance & Annuity Association of America
4.38%, 09/15/2054 (Acquired 11/09/2015 through 06/02/2016, Cost $4,433,840) (1)	4,500,000	4,432,500
Trinity Acquisition PLC
3.50%, 09/15/2021	200,000	207,341
UBS AG
4.75%, 05/22/2023	450,000	459,000
UBS Group Funding Jersey Ltd.
4.13%, 09/24/2025 (Acquired 09/21/2015 through 01/26/2016, Cost $3,200,041) (1)	3,205,000	3,328,489
Unum Group
3.00%, 05/15/2021	290,000	297,147
3.88%, 11/05/2025	2,500,000	2,547,035

Ventas Realty LP
1.25%, 04/17/2017	3,500,000	3,500,994
VEREIT Operating Partnership LP
4.88%, 06/01/2026	150,000	153,750
Visa, Inc.
3.15%, 12/14/2025	1,170,000	1,251,496
4.30%, 12/14/2045	2,880,000	3,323,601
Voya Financial, Inc.
5.65%, 05/15/2053	1,832,000	1,726,660
WEA Finance LLC / Westfield UK & Europe Finance PLC
1.75%, 09/15/2017 (Acquired 06/03/2016, Cost $3,693,621) (1)	3,690,000	3,700,332
2.70%, 09/17/2019 (Acquired 07/31/2015 through 06/01/2016, Cost $4,810,722) (1)	4,789,000	4,881,854
3.25%, 10/05/2020 (Acquired 09/28/2015 through 01/06/2016, Cost $844,631) (1)	845,000	879,471
3.75%, 09/17/2024 (Acquired 06/28/2016, Cost $1,642,518) (1)	1,570,000	1,637,455
Wells Fargo & Co
2.60%, 07/22/2020	310,000	318,622
3.00%, 04/22/2026	6,747,000	6,877,365
5.88%, 12/31/2049	1,523,000	1,623,899
Welltower, Inc.
4.00%, 06/01/2025	4,690,000	4,931,526
4.25%, 04/01/2026	2,000,000	2,151,132

		510,696,033

Industrials - 1.79%
Airbus Group Finance BV
2.70%, 04/17/2023 (Acquired 08/04/2015, Cost $728,983) (1)	750,000	779,796
Amcor Finance USA, Inc.
3.63%, 04/28/2026 (Acquired 06/08/2016, Cost $1,005,489) (1)	990,000	1,017,968
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
3.65%, 12/15/2019 (Acquired 09/21/2015, Cost $395,009) (1)	400,000	401,500
3.88%, 05/15/2021 (Acquired 04/29/2016, Cost $199,015) (1)	200,000	200,750
4.63%, 05/15/2023 (Acquired 05/02/2016, Cost $450,000) (1)	450,000	443,250
Arrow Electronics, Inc.
4.00%, 04/01/2025	2,150,000	2,200,531
Autoridad del Canal de Panama
4.95%, 07/29/2035 (Acquired 09/24/2015, Cost $196,527) (1)	200,000	216,000
Aviation Capital Group Corp.
6.75%, 04/06/2021 (Acquired 07/22/2015, Cost $2,706,709) (1)	2,425,000	2,740,250
4.88%, 10/01/2025 (Acquired 06/28/2016, Cost $1,829,494) (1)	1,855,000	1,820,664
Avnet, Inc.
4.63%, 04/15/2026	3,815,000	3,964,479
Ball Corp.
4.38%, 12/15/2020	2,862,000	3,010,466

Brambles USA, Inc.
4.13%, 10/23/2025 (Acquired 10/19/2015, Cost $833,086) (1)	835,000	896,069
CCCI Treasure Ltd.
3.50%, 12/29/2049	200,000	202,919
CNH Industrial Capital LLC
3.63%, 04/15/2018	1,499,000	1,499,000
CRCC Yupeng Ltd.
3.95%, 02/28/2049	200,000	205,732
Embraer Overseas Ltd.
5.70%, 09/16/2023 (Acquired 07/13/2015, Cost $1,424,337) (1)	1,350,000	1,387,125
Exelis, Inc.
4.25%, 10/01/2016	180,000	181,091
Flextronics International Ltd.
5.00%, 02/15/2023	2,095,000	2,173,563
FLIR Systems, Inc.
3.75%, 09/01/2016	1,402,000	1,408,291
General Electric Co.
5.00%, 12/29/2049	2,686,000	2,853,875
Hanson Ltd.
6.13%, 08/15/2016	2,235,000	2,237,794
Jabil Circuit, Inc.
4.70%, 09/15/2022	2,120,000	2,130,600
Keysight Technologies, Inc.
4.55%, 10/30/2024	3,100,000	3,160,162
Lockheed Martin Corp.
2.90%, 03/01/2025	3,635,000	3,757,161
3.55%, 01/15/2026	1,660,000	1,811,032
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	1,235,000	1,315,990
Masco Corp.
3.50%, 04/01/2021	2,118,000	2,160,995
4.45%, 04/01/2025	4,700,000	4,864,970
NCI Building Systems, Inc.
8.25%, 01/15/2023 (Acquired 07/13/2015 through 07/22/2015, Cost $126,268) (1)	120,000	128,975
Owens Corning
4.20%, 12/15/2022	35,000	37,327
4.20%, 12/01/2024	5,737,000	6,005,778
Penske Truck Leasing Co Lp / PTL Finance Corp.
3.38%, 03/15/2018 (Acquired 07/14/2015 through 05/19/2016, Cost $378,561) (1)	371,000	380,841
2.50%, 06/15/2019 (Acquired 07/22/2015 through 06/08/2016, Cost $790,066) (1)	793,000	801,640
4.25%, 01/17/2023 (Acquired 07/22/2015, Cost $720,498) (1)	710,000	743,710
4.88%, 07/11/2022 (Acquired 05/31/2016 through 06/21/2016, Cost $1,046,805) (1)	968,000	1,055,771

Reliance Intermediate Holdings LP
6.50%, 04/01/2023 (Acquired 07/13/2015 through 08/17/2015, Cost $227,633) (1)	220,000	228,800
Republic Services, Inc.
2.90%, 07/01/2026	3,000,000	3,044,148
Reynolds Group Issuer, Inc.
4.13%, 07/15/2021 (Acquired 06/13/2016, Cost $1,188,021) (1)	1,200,000	1,203,000
Roper Technologies, Inc.
3.00%, 12/15/2020	2,140,000	2,212,694
SBA Tower Trust
2.90%, 10/15/2019 (Acquired 07/14/2015 through 07/30/2015, Cost $1,669,488) (1)	1,650,000	1,672,928
2.88%, 07/15/2021 (Acquired 06/21/2016, Cost $3,000,000) (1)	3,000,000	3,000,000
3.87%, 10/15/2024 (Acquired 09/02/2015, Cost $836,433) (1)	830,000	849,612
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	195,000	202,182
Trimble Navigation Ltd.
4.75%, 12/01/2024	3,641,000	3,797,214
Vulcan Materials Co.
7.00%, 06/15/2018	185,000	202,575
7.50%, 06/15/2021	1,125,000	1,351,462
4.50%, 04/01/2025	2,687,000	2,868,373

		78,829,053

Technology - 1.49%
Apple, Inc.
2.40%, 05/03/2023	2,780,000	2,830,741
4.38%, 05/13/2045	785,000	855,862
4.65%, 02/23/2046	1,250,000	1,408,260
Autodesk, Inc.
4.38%, 06/15/2025	4,610,000	4,820,525
Brocade Communications Systems Inc
1.38%, 01/01/2020	230,000	225,687
Cadence Design Systems, Inc.
4.38%, 10/15/2024	3,153,000	3,259,275
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
6.02%, 06/15/2026 (Acquired 05/17/2016 through 06/27/2016, Cost $5,941,063) (1)	5,915,000	6,136,830
Fidelity National Information Services, Inc.
3.63%, 10/15/2020	1,990,000	2,103,354
5.00%, 03/15/2022	655,000	682,477
4.50%, 10/15/2022	696,000	770,941
5.00%, 10/15/2025	4,208,000	4,779,278
First Data Corp.
5.38%, 08/15/2023 (Acquired 08/21/2015 through 09/25/2015, Cost $1,005,405) (1)	1,000,000	1,015,510
7.00%, 12/01/2023 (Acquired 10/29/2015 through 06/30/2016, Cost $634,999) (1)	635,000	644,525
5.00%, 01/15/2024 (Acquired 05/25/2016 through 06/02/2016, Cost $1,454,021) (1)	1,450,000	1,453,625

Hewlett Packard Enterprise Co.
4.90%, 10/15/2025 (Acquired 09/30/2015 through 05/23/2016, Cost $4,821,216) (1)	4,825,000	5,043,606
KLA-Tencor Corp.
4.65%, 11/01/2024	2,500,000	2,728,358
Microsoft Corp.
3.75%, 02/12/2045	650,000	661,006
4.45%, 11/03/2045	1,100,000	1,237,190
MSCI, Inc.
5.25%, 11/15/2024 (Acquired 06/22/2016, Cost $153,850) (1)	150,000	153,375
5.75%, 08/15/2025 (Acquired 08/10/2015 through 06/21/2016, Cost $852,463) (1)	834,000	865,275
Nuance Communications, Inc.
1.00%, 12/15/2035 (Acquired 05/19/2016 through 06/27/2016, Cost $2,975,225) (1)	3,345,000	2,939,419
NXP BV / NXP Funding LLC
4.13%, 06/01/2021 (Acquired 05/18/2016, Cost $400,000) (1)	400,000	406,000
ORACLE Corp.
2.40%, 09/15/2023	3,070,000	3,084,576
2.65%, 07/15/2026	5,500,000	5,506,287
Rovi Corp.
0.50%, 03/01/2020	970,000	916,650
Seagate HDD Cayman
4.75%, 01/01/2025	4,708,000	3,725,205
4.88%, 06/01/2027	2,498,000	2,063,790
5.75%, 12/01/2034	504,000	354,060
TSMC Global Ltd.
1.63%, 04/03/2018 (Acquired 07/13/2015 through 06/09/2016, Cost $3,303,117) (1)	3,308,000	3,312,423
Western Digital Corp.
7.38%, 04/01/2023 (Acquired 03/30/2016 through 06/16/2016, Cost $1,054,998) (1)	1,025,000	1,091,625
10.50%, 04/01/2024 (Acquired 03/30/2016 through 05/31/2016, Cost $513,678) (1)	500,000	535,000

		65,610,735

Utilities - 1.61%
AEP Texas Central Co.
3.85%, 10/01/2025 (Acquired 09/15/2015, Cost $1,486,288) (1)	1,500,000	1,634,733
Black Hills Corp.
2.50%, 01/11/2019	1,555,000	1,587,440
Cleco Power LLC
6.00%, 12/01/2040	1,000,000	1,257,952
Commonwealth Edison Co.
3.65%, 06/15/2046	3,610,000	3,698,232
Dominion Resources, Inc./VA
3.90%, 10/01/2025	2,480,000	2,657,967
Duke Energy Progress LLC
4.10%, 03/15/2043	900,000	984,289
4.20%, 08/15/2045	1,000,000	1,122,836

Duquesne Light Holdings, Inc.
6.40%, 09/15/2020 (Acquired 07/21/2015, Cost $450,647) (1)	400,000	460,250
5.90%, 12/01/2021 (Acquired 10/01/2015, Cost $1,686,569) (1)	1,500,000	1,719,700
Dynegy, Inc.
5.88%, 06/01/2023	207,000	182,160
Emera US Finance LP
2.70%, 06/15/2021 (Acquired 06/09/2016, Cost $3,396,727) (1)	3,400,000	3,474,504
Enel Finance International NV
6.00%, 10/07/2039 (Acquired 07/22/2015, Cost $2,782,661) (1)	2,445,000	2,890,102
Entergy Corp.
4.70%, 01/15/2017	1,000,000	1,014,082
5.13%, 09/15/2020	1,250,000	1,369,825
Exelon Corp.
2.85%, 06/15/2020	1,890,000	1,949,834
Exelon Generation Co. LLC
2.95%, 01/15/2020	1,355,000	1,393,948
FirstEnergy Transmission LLC
4.35%, 01/15/2025 (Acquired 07/21/2015 through 08/06/2015, Cost $1,895,513) (1)	1,850,000	1,956,741
Florida Power & Light Co.
4.05%, 10/01/2044	350,000	396,118
Indiana Michigan Power Co.
7.00%, 03/15/2019	1,397,000	1,587,203
Indianapolis Power & Light Co.
4.70%, 09/01/2045 (Acquired 09/08/2015, Cost $994,806) (1)	1,000,000	1,127,454
IPALCO Enterprises, Inc.
5.00%, 05/01/2018	1,520,000	1,588,400
ITC Holdings Corp.
3.25%, 06/30/2026	2,000,000	2,002,928
Jersey Central Power & Light Co.
4.30%, 01/15/2026 (Acquired 06/28/2016, Cost $1,072,590) (1)	1,000,000	1,069,060
4.70%, 04/01/2024 (Acquired 06/13/2016, Cost $163,470) (1)	150,000	164,494
4.80%, 06/15/2018	2,000,000	2,096,530
Kansas City Power & Light Co.
3.65%, 08/15/2025	1,700,000	1,799,673
MidAmerican Energy Co.
4.25%, 05/01/2046	949,000	1,074,132
NextEra Energy Capital Holdings, Inc.
2.06%, 09/01/2017	1,000,000	1,007,037
Northern States Power Co/MN
4.00%, 08/15/2045	1,000,000	1,133,300

NRG Energy, Inc.
6.63%, 03/15/2023	625,000	615,625
Oncor Electric Delivery Co LLC
5.00%, 09/30/2017	862,000	900,160
Origin Energy Finance Ltd.
3.50%, 10/09/2018 (Acquired 08/05/2015, Cost $1,176,759) (1)	1,160,000	1,167,097
Perusahaan Gas Negara Persero Tbk
5.13%, 05/16/2024	200,000	208,453
Perusahaan Gas Negara Persero Tbk PT
5.13%, 05/16/2024	800,000	833,812
PPL WEM Ltd. / Western Power Distribution Ltd.
5.38%, 05/01/2021 (Acquired 07/14/2015 through 06/20/2016, Cost $2,205,870) (1)	1,991,000	2,217,166
Public Service Co. of New Mexico
3.85%, 08/01/2025	2,000,000	2,141,324
Puget Energy, Inc.
6.50%, 12/15/2020	2,903,000	3,381,934
Sempra Energy
2.85%, 11/15/2020	375,000	388,766
Southern Co./The
2.35%, 07/01/2021	3,306,000	3,371,013
2.95%, 07/01/2023	6,090,000	6,313,795
3.25%, 07/01/2026	3,424,000	3,559,549
Southwestern Electric Power Co.
6.20%, 03/15/2040	1,000,000	1,245,907
3.90%, 04/01/2045	400,000	397,130

		71,142,655

Total Corporate Bonds (Cost $1,380,662,321)		$1,414,067,277

Government Related - 27.70%
Bay Area Toll Authority
6.26%, 04/01/2049	$650,000	$1,012,804
Bermuda Government International Bond
4.85%, 02/06/2024 (Acquired 05/25/2016, Cost $413,625) (1)	385,000	411,950
City of New York NY
6.27%, 12/01/2037	2,050,000	2,936,072
East Bay Municipal Utility District Water System Revenue
5.87%, 06/01/2040	985,000	1,371,878
European Investment Bank
1.75%, 06/17/2019	2,850,000	2,910,448
Indonesia Government International Bond
4.75%, 01/08/2026 (Acquired 12/01/2015, Cost $298,865) (1)	300,000	326,661
International Bank for Reconstruction & Development
4.50%, 08/03/2017	COP 19,170,000,000	6,353,083

International Finance Corp.
7.80%, 06/03/2019	INR 621,230,000	9,449,838
Metropolitan Transportation Authority
7.34%, 11/15/2039	$475,000	765,078
Metropolitan Water Reclamation District of Greater Chicago
5.72%, 12/01/2038	1,000,000	1,294,210
Mexican Bonos
4.75%, 06/14/2018	MXN 402,132	2,195,389
5.00%, 12/11/2019	1,281,000	6,957,866
6.50%, 06/10/2021	220,550	1,260,651
8.50%, 11/18/2038	6,895,000	469,139
7.75%, 11/13/2042	677,500	4,310,404
Mexican Udibonos
4.50%, 12/04/2025	16,462,482	1,026,456
Mexico Government International Bond
4.00%, 10/02/2023	$324,000	348,705
3.60%, 01/30/2025	1,060,000	1,109,025
4.13%, 01/21/2026	915,000	991,631
Morocco Government International Bond
4.25%, 12/11/2022 (Acquired 07/22/2015 through 07/30/2015, Cost $506,009) (1)	495,000	518,470
New Jersey Turnpike Authority
7.10%, 01/01/2041	1,000,000	1,512,430
New York City Water & Sewer System
5.75%, 06/15/2041	240,000	338,352
5.95%, 06/15/2042	810,000	1,197,164
5.88%, 06/15/2044	500,000	724,500
New York State Dormitory Authority
3.88%, 07/01/2046	1,650,000	1,713,509
Perusahaan Penerbit SBSN Indonesia III
4.35%, 09/10/2024	400,000	413,000
Province of Manitoba Canada
3.05%, 05/14/2024	430,000	465,845
Province of Ontario Canada
3.15%, 12/15/2017	2,845,000	2,943,579
1.20%, 02/14/2018	9,850,000	9,902,333
2.50%, 09/10/2021	945,000	987,705
State Board of Administration Finance Corp.
2.16%, 07/01/2019	1,220,000	1,252,184
State of Texas
4.68%, 04/01/2040	410,000	515,058

United States Treasury Inflation Indexed Bonds
0.25%, 01/15/2025 (2)	363,657	369,316
0.38%, 07/15/2025 (2)	21,454,896	22,098,264
0.63%, 01/15/2026 (2)	10,295,962	10,844,407
0.75%, 02/15/2045 (2)	17,592,906	17,681,328
United States Treasury Note/Bond
0.63%, 06/30/2017	1,110,000	1,111,171
0.50%, 07/31/2017	32,500,000	32,493,662
0.63%, 07/31/2017	23,055,000	23,079,323
0.75%, 10/31/2017	58,875,000	59,024,484
0.75%, 02/28/2018	154,475,000	154,909,384
0.75%, 04/30/2018	83,780,000	84,028,743
0.88%, 05/31/2018	25,000,000	25,137,700
0.63%, 06/30/2018	25,000,000	25,011,725
1.00%, 09/15/2018	8,508,000	8,577,459
1.13%, 01/15/2019	6,706,000	6,782,227
0.75%, 02/15/2019	6,853,000	6,867,186
0.88%, 04/15/2019	3,383,000	3,399,519
0.88%, 05/15/2019	34,710,000	34,879,489
0.88%, 06/15/2019	10,668,000	10,720,924
1.63%, 07/31/2019	10,856,000	11,149,872
1.75%, 09/30/2019	7,728,000	7,970,103
1.50%, 10/31/2019	10,908,000	11,163,225
1.50%, 11/30/2019	27,623,000	28,269,323
1.38%, 09/30/2020	1,766,000	1,798,422
1.75%, 12/31/2020	18,211,000	18,840,554
1.38%, 01/31/2021	15,926,000	16,210,932
1.13%, 02/28/2021	30,479,000	30,695,675
1.25%, 03/31/2021	17,146,000	17,348,940
1.38%, 04/30/2021	21,500,000	21,874,573
1.38%, 05/31/2021	59,470,000	60,554,852
1.13%, 06/30/2021	94,854,000	95,335,669
2.00%, 08/31/2021	13,480,000	14,121,351
2.13%, 09/30/2021	6,586,000	6,942,052
1.38%, 06/30/2023	2,261,000	2,273,010
2.25%, 11/15/2024	3,735,000	3,985,798
2.00%, 08/15/2025	3,614,000	3,780,020
2.25%, 11/15/2025	18,983,000	20,263,612
1.63%, 02/15/2026	2,118,000	2,143,151
1.63%, 05/15/2026	50,395,000	51,040,661
3.75%, 11/15/2043	1,279,000	1,688,830
3.63%, 02/15/2044	9,293,000	11,990,507
3.38%, 05/15/2044	146,000	180,088

3.13%, 08/15/2044	11,995,000	14,128,802
3.00%, 11/15/2044	3,265,000	3,757,173
2.50%, 02/15/2045	1,447,000	1,507,932
3.00%, 05/15/2045 (5)	36,102,000	41,532,824
2.88%, 08/15/2045	6,213,000	6,978,460
3.00%, 11/15/2045	2,274,000	2,616,965
2.50%, 02/15/2046	12,869,000	13,412,419
2.50%, 05/15/2046	98,548,000	102,809,413
University of California
4.13%, 05/15/2045	190,000	211,723

Total Government Related (Cost $1,195,354,379)		$1,221,578,659

Mortgage-Backed Obligations - 28.30%
225 Liberty Street Trust 2016-225L
3.60%, 02/10/2036 (Acquired 02/17/2016, Cost $1,064,752) (1)	$1,035,000	$1,122,767
7 WTC Depositor LLC Trust
4.08%, 03/13/2031 (Acquired 06/17/2016, Cost $492,071) (1)	482,128	487,862
Alternative Loan Trust 2003-22CB
6.00%, 12/25/2033	356,153	356,290
Alternative Loan Trust 2005-61
0.83%, 12/25/2035	95,521	74,204
Alternative Loan Trust 2006-HY12
3.46%, 08/25/2036	544,839	513,512
BAMLL Commercial Mortgage Securities Trust 2012-PARK
2.96%, 12/10/2030 (Acquired 06/09/2016, Cost $1,486,092) (1)	1,430,000	1,497,419
Banc of America Commercial Mortgage Trust 2006-6
5.42%, 10/10/2045	3,474,399	3,463,604
Banc of America Commercial Mortgage Trust 2007-3
5.72%, 06/10/2049	468,735	471,106
Banc of America Commercial Mortgage Trust 2007-5
5.49%, 02/10/2051	1,745,859	1,796,937
Banc of America Funding 2007-6 Trust
0.73%, 07/25/2037	157,815	132,482
0.74%, 07/25/2037	143,890	120,490
Banc of America Funding 2015-R7 Trust
1.33%, 09/26/2046 (Acquired 07/27/2015 through 09/25/2015, Cost $2,450,857) (1)	2,555,460	2,460,923
Banc of America Funding 2015-R8 Trust
1.25%, 11/26/2046 (Acquired 09/28/2015, Cost $3,501,012) (1)	3,718,745	3,470,976
Bear Stearns ALT-A Trust 2005-8
0.99%, 10/25/2035	770,644	699,877
Bear Stearns ARM Trust 2003-3
3.01%, 05/25/2033	1,331,080	1,324,292

Citigroup Commercial Mortgage Trust 2012-GC8
1.81%, 09/10/2045	2,000,000	2,008,429
Citigroup Commercial Mortgage Trust 2013-375P
3.25%, 05/10/2035 (Acquired 02/11/2016, Cost $780,014) (1)	760,000	806,432
Citigroup Commercial Mortgage Trust 2015-GC27
2.69%, 02/10/2048	1,700,000	1,767,178
Citigroup Commercial Mortgage Trust 2015-GC33
3.78%, 09/10/2058	340,000	374,540
Citigroup Commercial Mortgage Trust 2015-P1
3.72%, 09/15/2048	670,000	736,431
4.49%, 09/15/2048	660,000	673,570
Citigroup Commercial Mortgage Trust 2016-GC36
3.62%, 02/10/2049	595,000	647,270
COBALT CMBS Commercial Mortgage Trust 2007-C2
5.57%, 04/15/2047	238,691	236,894
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030 (Acquired 01/22/2016, Cost $774,650) (1)	720,000	815,323
COMM 2013-SFS Mortgage Trust
3.09%, 04/12/2035 (Acquired 06/02/2016, Cost $1,488,186) (1)	1,445,000	1,517,326
COMM 2014-277P Mortgage Trust
3.73%, 08/10/2049 (Acquired 05/10/2016, Cost $790,597) (1)	735,000	800,996
COMM 2014-CCRE19 Mortgage Trust
4.88%, 08/10/2047	1,195,000	1,222,063
Comm 2014-UBS2 Mortgage Trust
5.15%, 03/10/2047	800,000	846,920
COMM 2015-3BP Mortgage Trust
3.18%, 02/10/2035 (Acquired 01/25/2016, Cost $776,371) (1)	780,000	821,871
COMM 2015-CCRE24 Mortgage Trust
3.70%, 08/10/2055	2,020,000	2,212,696
COMM 2015-CCRE25 Mortgage Trust
3.76%, 08/10/2048	320,000	351,094
COMM 2015-CCRE26 Mortgage Trust
3.63%, 10/10/2048	905,000	979,928
COMM 2015-PC1 Mortgage Trust
3.15%, 07/10/2050	890,000	935,032
3.90%, 07/10/2050	515,000	566,099
4.29%, 07/10/2050	1,075,000	1,176,246
4.59%, 07/10/2050	440,000	443,939
COMM 2016-787S Mortgage Trust
3.55%, 02/10/2036 (Acquired 02/19/2016, Cost $781,873) (1)	760,000	823,947
COMM 2016-CCRE28 Mortgage Trust
3.65%, 02/10/2049	395,000	419,946
3.76%, 02/10/2049	565,000	618,885

Core Industrial Trust 2015-TEXW
3.98%, 02/10/2034 (Acquired 06/08/2016, Cost $515,019) (1)	542,000	515,635
CSAIL 2015-C4 Commercial Mortgage Trust
3.81%, 11/15/2048	295,000	324,884
CSAIL 2016-C6 Commercial Mortgage Trust
3.09%, 01/15/2049	840,000	868,303
CSMC Trust 2015-GLPB
3.64%, 11/15/2034 (Acquired 12/04/2015 through 02/22/2016, Cost $1,373,541) (1)	1,330,000	1,437,289
3.94%, 11/15/2034 (Acquired 12/04/2015, Cost $572,314) (1)	560,000	592,360
DBUBS 2011-LC3 Mortgage Trust
3.64%, 08/10/2044	317,930	317,827
Eleven Madison Trust 2015-11MD Mortgage Trust
3.67%, 09/10/2035 (Acquired 09/15/2015, Cost $217,774) (1)	215,000	233,735
Fannie Mae
3.00%, 07/15/2027 (3)	6,495,000	6,809,982
2.50%, 07/01/2027 (3)	19,210,000	19,874,847
2.50%, 08/15/2027 (3)	9,605,000	9,922,415
4.00%, 07/01/2040 (3)	13,775,000	14,766,424
4.00%, 08/15/2040 (3)	18,375,000	19,680,272
4.50%, 08/15/2040 (3)	19,500,000	21,272,139
3.50%, 07/15/2041 (3)	32,755,000	34,555,244
4.50%, 07/15/2041 (3)	7,755,000	8,464,613
3.00%, 07/15/2042 (3)	56,410,000	58,538,598
Fannie Mae Connecticut Avenue Securities
1.95%, 07/25/2025	315,714	316,613
1.95%, 07/25/2025	719,150	722,612
2.60%, 09/25/2028	555,088	561,667
Fannie Mae Pool
3.74%, 05/01/2018	1,169,547	1,213,971
4.52%, 08/01/2019	1,409,027	1,535,598
4.91%, 10/01/2019	1,801,486	1,990,446
3.54%, 10/01/2020	1,250,000	1,355,211
3.92%, 10/01/2020	257,833	282,012
3.76%, 12/01/2020	1,794,834	1,953,898
4.28%, 01/01/2021	1,391,570	1,539,642
4.30%, 07/01/2021	2,975,474	3,328,826
3.68%, 10/01/2021	1,185,076	1,299,261
3.02%, 04/01/2022	2,249,440	2,408,570
6.00%, 08/01/2022	609,345	663,354
2.40%, 10/01/2022	1,310,271	1,358,017
2.28%, 11/01/2022	1,648,783	1,708,145

3.67%, 08/01/2023	780,862	865,711
3.95%, 10/01/2024	719,163	813,909
2.81%, 04/01/2025	980,000	1,029,902
3.89%, 08/01/2025	1,470,000	1,653,802
4.15%, 12/01/2025	1,410,000	1,629,001
2.74%, 03/01/2026	1,535,000	1,603,808
4.59%, 08/01/2026	1,169,501	1,385,929
3.40%, 11/01/2026	2,838,653	3,126,670
4.19%, 11/01/2026	1,196,270	1,379,821
3.47%, 12/01/2026	3,000,000	3,299,287
3.00%, 01/01/2027	2,348,891	2,466,541
4.00%, 05/01/2027	1,930,984	2,057,919
3.28%, 02/01/2028	2,355,000	2,582,184
2.91%, 04/01/2028	2,020,000	2,134,364
2.82%, 05/01/2028	2,277,331	2,393,828
4.08%, 01/01/2029	1,437,934	1,658,013
4.00%, 03/01/2029	506,205	541,805
4.00%, 07/01/2029	513,162	546,816
3.00%, 09/01/2029	1,511,285	1,585,619
5.00%, 01/01/2030	1,276,339	1,416,137
3.00%, 05/01/2030	357,280	374,811
2.50%, 07/01/2030	1,803,228	1,870,465
2.50%, 07/01/2030	1,011,503	1,049,220
2.50%, 08/01/2030	2,542,616	2,637,403
3.55%, 08/01/2030	1,571,692	1,741,849
3.00%, 09/01/2030	4,115,633	4,330,631
2.50%, 01/01/2031	358,247	370,997
2.50%, 01/01/2031	5,641,489	5,842,278
3.00%, 02/01/2031	856,802	898,843
3.43%, 02/01/2031	2,755,000	3,020,473
2.97%, 05/01/2031	2,925,000	3,037,713
3.00%, 04/01/2033	12,652	13,309
3.50%, 05/01/2033	17,237,060	18,352,016
3.00%, 06/01/2033	22,214	23,350
3.00%, 10/01/2033	3,512,976	3,703,266
6.00%, 03/01/2034	3,927,781	4,556,113
5.50%, 05/01/2034	3,383,204	3,838,679
5.50%, 07/01/2034	827,912	940,452
5.00%, 02/01/2036	2,786,091	3,100,396
6.00%, 06/01/2036	27,524	31,557
5.50%, 07/01/2036	328,391	373,002
6.00%, 07/01/2038	2,610,841	3,006,616

6.00%, 10/01/2038	173,773	199,063
5.50%, 12/01/2039	653,951	738,836
5.50%, 03/01/2040	3,920,188	4,450,886
5.00%, 05/01/2040	70,692	78,417
6.50%, 05/01/2040	990,435	1,155,250
5.00%, 06/01/2040	21,591	23,998
4.50%, 08/01/2040	205,050	224,500
4.50%, 09/01/2040	79,280	86,894
4.00%, 11/01/2040	657,190	707,108
4.00%, 11/01/2040	179,950	193,562
4.00%, 12/01/2040	432,018	464,595
4.00%, 01/01/2041	330,060	354,865
4.50%, 01/01/2041	13,587,189	15,167,869
4.50%, 01/01/2041	45,534	49,908
4.00%, 02/01/2041	1,423,191	1,530,583
4.00%, 02/01/2041	323,220	347,556
4.50%, 02/01/2041	718,445	787,343
4.50%, 04/01/2041	169,376	185,664
5.50%, 06/01/2041	743,401	852,109
4.50%, 08/01/2041	84,658	92,765
5.00%, 08/01/2041	677,488	754,998
4.00%, 09/01/2041	641,067	689,369
4.50%, 11/01/2041	1,459,492	1,599,941
4.50%, 11/01/2041	5,773,609	6,443,593
4.00%, 01/01/2042	94,114	101,068
4.00%, 01/01/2042	5,535,987	5,950,463
4.00%, 02/01/2042	155,498	167,023
5.50%, 02/01/2042	3,151,242	3,559,658
5.00%, 03/01/2042	1,177,391	1,312,403
3.50%, 06/01/2042	164,587	175,374
3.50%, 06/01/2042	110,935	118,193
3.50%, 07/01/2042	301,454	321,214
3.50%, 07/01/2042	152,479	162,460
3.50%, 08/01/2042	302,881	322,730
4.50%, 11/01/2042	360,481	399,097
2.50%, 12/01/2042	396,778	401,769
3.50%, 12/01/2042	2,881,082	3,066,932
3.50%, 12/01/2042	1,372,274	1,452,779
2.50%, 01/01/2043	5,825,295	5,898,565
3.00%, 01/01/2043	20,154	20,986
3.50%, 01/01/2043	441,776	470,779
3.00%, 02/01/2043	23,330	24,295

3.00%, 03/01/2043	18,018	18,766
3.00%, 03/01/2043	39,335	40,966
2.50%, 04/01/2043	512,994	519,446
3.00%, 04/01/2043	1,296,773	1,348,674
3.00%, 04/01/2043	20,627	21,483
3.50%, 04/01/2043	181,414	191,809
3.00%, 05/01/2043	994,586	1,034,302
3.00%, 06/01/2043	18,739,436	19,487,590
3.50%, 06/01/2043	1,443,808	1,526,551
3.50%, 06/01/2043	3,363,220	3,555,954
3.50%, 07/01/2043	231,009	244,247
3.50%, 07/01/2043	318,210	336,447
3.50%, 07/01/2043	192,390	203,415
3.50%, 07/01/2043	191,267	202,228
3.50%, 07/01/2043	179,678	189,612
3.00%, 08/01/2043	471,419	490,937
3.00%, 08/01/2043	12,832,816	13,376,524
3.00%, 08/01/2043	265,883	276,382
3.50%, 08/01/2043	179,193	189,463
3.50%, 08/01/2043	320,077	337,745
3.50%, 08/01/2043	209,259	220,810
3.50%, 08/01/2043	189,595	200,361
3.50%, 09/01/2043	309,186	326,848
3.50%, 09/01/2043	264,284	279,416
3.50%, 09/01/2043	359,946	380,383
3.50%, 09/01/2043	208,758	220,721
3.50%, 09/01/2043	353,213	372,711
3.50%, 09/01/2043	204,430	216,007
3.50%, 09/01/2043	232,916	246,116
3.50%, 10/01/2043	4,845,297	5,121,966
4.00%, 12/01/2043	7,303,617	7,826,403
3.50%, 01/01/2044	580,166	618,253
3.00%, 02/01/2044	68,579	71,286
4.50%, 06/01/2044	1,336,574	1,459,785
4.50%, 06/01/2044	4,937,522	5,402,531
4.50%, 08/01/2044	1,656,187	1,811,548
3.00%, 09/01/2044	94,903	98,841
5.00%, 11/01/2044	6,574,888	7,313,021
4.50%, 02/01/2045	1,313,044	1,434,299
3.00%, 04/01/2045	43,954	45,777
3.00%, 05/01/2045	2,099,501	2,185,394
3.50%, 05/01/2045	4,539,434	4,810,875

3.50%, 05/01/2045	1,559,697	1,658,202
4.00%, 05/01/2045	22,305,505	24,532,899
4.50%, 05/01/2045	270,936	304,697
3.00%, 06/01/2045	7,531,848	7,865,534
4.50%, 06/01/2045	597,484	667,339
3.00%, 07/01/2045	9,049,817	9,459,128
4.00%, 07/01/2045	2,077,895	2,228,673
4.00%, 09/01/2045	320,788	344,072
4.00%, 09/01/2045	4,110,809	4,489,259
4.50%, 09/01/2045	15,262,991	17,103,158
3.50%, 10/01/2045	620,296	657,294
4.00%, 10/01/2045	331,561	355,631
4.00%, 10/01/2045	2,412,948	2,638,173
4.50%, 10/01/2045	1,140,243	1,278,076
4.50%, 10/01/2045	2,426,724	2,729,125
3.50%, 11/01/2045	8,857,980	9,350,119
4.00%, 11/01/2045	2,968,329	3,183,969
3.50%, 12/01/2045	610,586	653,561
3.50%, 12/01/2045	2,468,480	2,605,839
4.00%, 12/01/2045	285,960	308,695
4.00%, 12/01/2045	2,004,439	2,174,562
4.00%, 12/01/2045	841,782	926,572
4.00%, 12/01/2045	2,005,515	2,164,959
3.50%, 01/01/2046	168,959	178,367
4.00%, 01/01/2046	3,497,936	3,752,410
4.00%, 01/01/2046	20,834,451	22,847,362
3.50%, 02/01/2046	772,639	815,643
4.50%, 02/01/2046	1,889,980	2,124,835
4.50%, 02/01/2046	792,106	889,091
3.50%, 03/01/2046	4,123,578	4,352,881
4.00%, 04/01/2046	11,912,200	13,133,080
4.50%, 04/01/2046	1,961,502	2,221,693
3.50%, 05/01/2046	1,452,824	1,539,840
4.00%, 05/01/2046	24,727,642	27,173,499
Fannie Mae-Aces
0.76%, 10/25/2021	932,092	929,881
FHLMC Multifamily Structured Pass Through Certificates
1.00%, 07/25/2020	1,600,530	1,604,299
1.08%, 07/25/2020	1,844,039	1,847,684
3.51%, 04/25/2030	1,415,000	1,568,149
Freddie Mac Gold Pool
2.50%, 07/01/2030	2,221,565	2,299,553

3.00%, 01/01/2031	1,156,417	1,214,033
3.00%, 03/01/2031	1,399,181	1,468,892
5.50%, 08/01/2041	12,670,677	14,474,164
4.00%, 09/01/2041	21,753,943	23,913,114
5.00%, 11/01/2041	2,126,182	2,357,392
5.00%, 03/01/2042	682,425	767,463
4.50%, 07/01/2042	1,389,397	1,523,791
3.00%, 02/01/2043	125,218	130,287
3.00%, 02/01/2043	1,288,201	1,338,180
3.00%, 03/01/2043	22,771	23,692
3.00%, 03/01/2043	48,552	50,519
3.50%, 10/01/2043	1,473,102	1,553,685
3.50%, 01/01/2044	1,667,034	1,759,455
4.50%, 05/01/2044	716,198	795,587
4.00%, 01/01/2045	3,452,371	3,770,511
3.50%, 06/01/2045	1,054,749	1,127,044
4.50%, 06/01/2045	1,182,973	1,330,553
4.00%, 07/01/2045	1,247,416	1,335,796
3.50%, 08/01/2045	5,587,668	5,981,832
3.50%, 10/01/2045	7,147,316	7,637,225
4.00%, 11/01/2045	3,451,565	3,695,947
4.00%, 12/01/2045	6,997,116	7,621,883
4.00%, 12/01/2045	5,193,908	5,562,157
3.00%, 01/01/2046	4,951,191	5,136,584
3.50%, 01/01/2046	2,740,462	2,895,562
4.00%, 01/01/2046	1,844,591	1,975,326
3.00%, 02/01/2046	2,835,894	2,942,082
4.00%, 02/01/2046	2,935,899	3,143,982
4.50%, 02/01/2046	1,172,117	1,318,351
4.50%, 02/01/2046	18,092,636	20,269,896
3.50%, 03/01/2046	12,102,934	12,788,350
3.50%, 03/01/2046	17,016,028	18,183,644
3.50%, 03/01/2046	6,492,420	6,859,070
3.00%, 04/01/2046	4,921,431	5,105,710
3.50%, 04/01/2046	1,245,734	1,316,573
4.00%, 04/01/2046	2,516,093	2,694,423
3.50%, 05/01/2046	941,513	997,566
3.50%, 05/01/2046	10,717,027	11,326,597
3.00%, 06/01/2046	10,620,000	11,017,657
3.50%, 06/01/2046	12,315,000	13,015,630
3.00%, 07/01/2046	6,235,000	6,468,464

Freddie Mac Structured Agency Credit Risk Debt Notes
2.65%, 02/25/2024	600,000	608,069
2.10%, 04/25/2024	3,000,000	2,999,999
2.85%, 08/25/2024	481,686	485,373
3.10%, 10/25/2024	700,000	708,768
2.85%, 01/25/2025	705,000	710,712
2.65%, 03/25/2025	2,160,000	2,168,874
2.40%, 05/25/2025	720,000	714,201
2.30%, 10/25/2027	950,000	949,097
3.05%, 12/25/2027	2,700,000	2,751,721
3.10%, 03/25/2028	795,000	813,446
3.30%, 04/25/2028	2,245,000	2,307,937
3.25%, 05/25/2028	580,000	593,892
3.35%, 07/25/2028	325,000	335,133
2.45%, 12/25/2028	955,000	961,361
FREMF 2015-K47 Mortgage Trust
3.72%, 06/25/2048 (Acquired 07/24/2015, Cost $647,791) (1)	700,000	669,265
FREMF 2015-K48 Mortgage Trust
3.76%, 08/25/2048 (Acquired 09/16/2015, Cost $482,818) (1)	535,000	508,574
FREMF 2015-K718 Mortgage Trust
3.67%, 02/25/2022 (Acquired 07/14/2015 through 07/29/2015, Cost $904,808) (1)	925,000	906,372
GAHR Commercial Mortgage Trust 2015-NRF
3.49%, 12/15/2034 (Acquired 07/13/2015, Cost $1,239,519) (1)	1,250,000	1,244,263
Ginnie Mae
4.50%, 07/15/2041 (3)	2,015,000	2,162,544
4.00%, 07/15/2042 (3)	5,370,000	5,740,026
3.00%, 07/15/2045 (3)	39,540,000	41,325,476
3.50%, 07/15/2045 (3)	17,820,000	18,910,083
Ginnie Mae I Pool
7.50%, 08/15/2033	575,646	692,199
5.50%, 02/15/2039	434,489	500,211
5.00%, 09/15/2039	84,942	96,154
5.00%, 10/15/2039	725,152	814,207
5.00%, 12/15/2039	1,011,064	1,134,362
5.00%, 02/15/2040	124,124	141,845
5.00%, 02/15/2040	124,124	141,906
5.00%, 06/15/2040	389,991	441,320
4.50%, 05/15/2041	879,311	1,009,185
3.00%, 10/15/2042	352,800	368,640
3.50%, 12/15/2042	18,802	20,097
3.00%, 12/15/2042	51,344	53,756
3.50%, 01/15/2043	24,390	26,067
3.00%, 05/15/2043	177,174	185,506

3.00%, 06/15/2043	17,243	18,019
3.00%, 06/15/2043	17,082	17,850
3.50%, 10/15/2043	90,374	96,541
4.50%, 05/15/2044	15,999,005	17,864,412
5.00%, 07/15/2044	351,437	398,943
4.50%, 09/15/2045	354,795	391,612
3.00%, 02/20/2046	206,963	216,518
3.00%, 02/20/2046	213,004	222,839
3.00%, 04/20/2046	114,630	119,918
Ginnie Mae II Pool
5.00%, 05/20/2040	406,267	452,022
5.00%, 06/20/2040	215,292	239,485
5.00%, 08/20/2040	165,831	184,485
5.00%, 09/20/2040	138,145	153,685
4.00%, 10/20/2040	142,983	154,073
3.00%, 07/20/2042	2,918,613	3,060,581
3.00%, 08/20/2042	95,479	100,123
3.50%, 08/20/2042	36,429	38,821
3.50%, 09/20/2042	7,017,350	7,478,057
3.50%, 12/20/2042	14,538	15,493
2.50%, 12/20/2042	320,614	329,029
3.50%, 01/20/2043	2,617,529	2,789,380
3.50%, 02/20/2043	39,919	42,540
3.50%, 05/20/2043	19,157	20,411
2.50%, 06/20/2043	390,257	400,502
3.50%, 09/20/2043	269,679	287,305
3.50%, 10/20/2044	77,586	82,394
5.00%, 12/20/2044	515,057	586,540
2.50%, 01/20/2045	2,822,542	2,893,454
3.50%, 05/20/2045	27,411	29,109
5.50%, 06/20/2045	674,981	749,077
3.50%, 10/20/2045	184,103	196,540
3.50%, 10/20/2045	139,727	149,168
4.00%, 10/20/2045	2,000,167	2,139,418
4.00%, 12/20/2045	2,364,699	2,530,578
2.50%, 06/20/2045	1,123,579	1,147,860
4.00%, 11/20/2045	5,058,962	5,412,846
4.00%, 01/20/2046	4,025,761	4,308,200
3.50%, 02/20/2046	1,145,629	1,220,678
3.50%, 02/20/2046	2,120,826	2,267,080
3.50%, 03/20/2046	4,338,138	4,611,743
2.50%, 04/20/2046	1,668,162	1,704,260

3.00%, 04/20/2046	1,595,550	1,669,759
3.50%, 04/20/2046	4,983,693	5,297,725
3.50%, 05/20/2046	126,850	135,598
3.50%, 05/20/2046	24,964	26,686
3.50%, 05/20/2046	24,946	26,667
3.50%, 05/20/2046	12,230,040	13,001,002
4.50%, 05/20/2046	3,181,046	3,422,154
3.00%, 06/20/2046	8,770,000	9,177,895
3.50%, 06/20/2046	17,110,000	18,189,485
3.50%, 06/20/2046	138,000	147,517
Government National Mortgage Association
3.50%, 03/20/2039 IO	2,176,523	183,076
4.39%, 10/16/2040	68,534	68,583
3.50%, 05/20/2043 IO	426,278	77,470
GS Mortgage Securities Corp. II
2.77%, 11/10/2045	2,420,000	2,529,583
GS Mortgage Securities Corp. Trust 2013-NYC5
3.77%, 01/10/2030 (Acquired 08/20/2015, Cost $331,388) (1)	330,000	328,047
GS Mortgage Securities Trust 2011-GC3
5.82%, 03/10/2044 (Acquired 09/11/2015, Cost $363,969) (1)	340,000	360,732
GS Mortgage Securities Trust 2011-GC5
5.55%, 08/10/2044 (Acquired 01/25/2016, Cost $219,595) (1)	220,000	218,066
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048	540,000	583,034
3.91%, 10/10/2048	170,000	184,579
GS Mortgage Securities Trust 2016-GS2
3.05%, 05/10/2049	935,000	979,820
HarborView Mortgage Loan Trust 2006-12
0.64%, 01/19/2038	479,000	396,920
Hilton USA Trust 2013-HLT
4.41%, 11/05/2030 (Acquired 07/22/2015 through 06/07/2016, Cost $1,918,782) (1)	1,903,000	1,914,294
4.60%, 11/05/2030 (Acquired 08/26/2015, Cost $1,372,576) (1)	1,366,000	1,374,581
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16
5.55%, 05/12/2045	138,707	138,574
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC17
5.43%, 12/12/2043	2,003,858	2,017,778
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9
5.34%, 05/15/2047	1,662,297	1,677,017
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19
5.89%, 02/12/2049	1,675,000	1,705,325
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC20
5.79%, 02/12/2051	883,644	917,421

JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11
5.93%, 06/15/2049	1,655,000	1,655,247
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
6.20%, 02/15/2051	1,650,000	1,710,539
JP Morgan Chase Commercial Mortgage Securities Trust 2010-CNTR
4.31%, 08/05/2032 (Acquired 07/14/2015 through 09/18/2015, Cost $2,371,543) (1)	2,195,000	2,366,603
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3
4.72%, 02/15/2046 (Acquired 08/25/2015, Cost $1,205,475) (1)	1,100,000	1,220,620
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5
3.15%, 08/15/2046	1,637,622	1,637,629
JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6
2.21%, 05/15/2045	1,223,324	1,228,421
JP Morgan Chase Commercial Mortgage Securities Trust 2012-HSBC
3.09%, 07/05/2032 (Acquired 09/14/2015, Cost $783,595) (1)	775,000	814,615
JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO
2.24%, 01/15/2032 (Acquired 05/25/2016, Cost $286,852) (1)	289,000	287,006
3.74%, 01/15/2032 (Acquired 07/13/2015, Cost $1,200,000) (1)	1,200,000	1,190,213
4.39%, 01/15/2032 (Acquired 05/25/2016, Cost $5,122,551) (1)	5,161,000	5,086,558
JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP
3.19%, 07/15/2036 (Acquired 09/28/2015, Cost $250,000) (1)	250,000	249,844
4.94%, 07/15/2036 (Acquired 09/28/2015 through 02/23/2016, Cost $884,212) (1)	887,000	879,230
JP Morgan Chase Commercial Mortgage Securities Trust 2015-UES
3.74%, 09/05/2032 (Acquired 10/07/2015, Cost $560,717) (1)	590,000	568,030
JP Morgan Chase Commercial Mortgage Securities Trust 2016-ATRM
2.96%, 10/05/2028 (Acquired 02/04/2016, Cost $829,028) (1)	830,000	846,836
JP Morgan Resecuritization Trust Series 2014-6
0.66%, 07/27/2046 (Acquired 08/18/2015 through 09/18/2015, Cost $3,190,448) (1)	3,357,176	3,118,014
JPMBB Commercial Mortgage Securities Trust 2014-C22
3.80%, 09/15/2047	335,000	367,607
JPMBB Commercial Mortgage Securities Trust 2015-C28
3.99%, 10/15/2048	1,200,000	1,176,255
JPMBB Commercial Mortgage Securities Trust 2015-C30
3.09%, 07/15/2048	15,000	15,817
3.82%, 07/15/2048	1,440,000	1,585,001
JPMBB Commercial Mortgage Securities Trust 2015-C31
3.80%, 08/15/2048	5,065,000	5,572,439
LB-UBS Commercial Mortgage Trust 2006-C1
5.28%, 02/15/2041	4,506,200	4,461,305
LB-UBS Commercial Mortgage Trust 2007-C1
5.48%, 02/15/2040	544,019	547,010
LB-UBS Commercial Mortgage Trust 2007-C2
5.49%, 02/15/2040	1,000,000	1,014,323

LB-UBS Commercial Mortgage Trust 2007-C6
6.11%, 07/15/2040	565,000	582,633
LB-UBS Commercial Mortgage Trust 2007-C7
6.45%, 09/15/2045	485,951	486,114
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-HB1
2.50%, 04/25/2029	1,691,135	1,652,235
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5
1.97%, 08/15/2045	5,795,871	5,834,247
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7
1.86%, 02/15/2046	2,005,000	2,018,063
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
4.46%, 08/15/2047	1,140,000	1,236,109
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.73%, 05/15/2048	3,035,000	3,328,749
4.04%, 05/15/2048	45,000	49,030
4.50%, 05/15/2048	85,000	90,037
4.50%, 05/15/2048	55,000	51,519
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25
3.64%, 10/15/2048	305,000	332,811
Morgan Stanley Capital I Trust 2007-IQ14
5.87%, 04/15/2049	1,660,000	1,657,355
Morgan Stanley Capital I Trust 2011-C3
3.22%, 07/15/2049	1,090,409	1,091,196
Morgan Stanley Resecuritization Trust 2013-R10
2.78%, 01/26/2051 (Acquired 07/24/2015, Cost $1,661,224) (1)	1,646,879	1,636,916
Nomura Resecuritization Trust 2015-7R
2.66%, 08/26/2036 (Acquired 08/20/2015, Cost $2,410,187) (1)	2,380,816	2,417,323
Palisades Ctr Tr 2016-plsd
2.71%, 04/13/2033 (Acquired 04/20/2016, Cost $640,000) (1)	640,000	649,920
RBS Commercial Funding, Inc. 2013-GSP Trust
3.96%, 01/13/2032 (Acquired 01/19/2016 through 05/03/2016, Cost $1,670,912) (1)	1,565,000	1,723,868
Sequoia Mortgage Trust 2003-2
1.11%, 06/20/2033	1,723,854	1,623,737
Sequoia Mortgage Trust 2004-9
1.61%, 10/20/2034	2,722,965	2,601,931
SFAVE Commercial Mortgage Securities Trust 2015-5AVE
3.87%, 01/05/2043 (Acquired 05/03/2016, Cost $1,326,433) (1)	1,375,000	1,358,818
Springleaf Mortgage Loan Trust 2013-1
1.27%, 06/25/2058 (Acquired 08/04/2015, Cost $1,484,687) (1)	1,485,961	1,482,773
Starwood Retail Property Trust 2014-STAR
2.94%, 11/15/2027 (Acquired 07/22/2015 through 09/08/2015, Cost $2,206,995) (1)	2,206,000	2,154,575
Structured Adjustable Rate Mortgage Loan Trust
2.72%, 03/25/2034	1,117,949	1,110,439

Structured Asset Mortgage Investments Trust 2003-AR3
1.13%, 11/19/2033	1,539,617	1,462,319
Towd Point Mortgage Trust 2015-3
3.00%, 03/25/2054 (Acquired 07/23/2015, Cost $523,415) (1)	523,263	533,457
Towd Point Mortgage Trust 2015-4
2.75%, 04/25/2055 (Acquired 09/25/2015, Cost $594,318) (1)	594,538	601,769
Towd Point Mortgage Trust 2015-5
2.75%, 05/25/2055 (Acquired 10/23/2015, Cost $540,832) (1)	539,936	546,639
Towd Point Mortgage Trust 2016-1
2.75%, 02/25/2055 (Acquired 03/18/2016, Cost $533,068) (1)	533,697	540,743
3.00%, 02/25/2055 (Acquired 03/18/2016, Cost $635,810) (1)	635,523	644,196
Towd Point Mortgage Trust 2016-2
2.75%, 08/25/2055 (Acquired 05/20/2016, Cost $388,144) (1)	388,140	393,393
Trust Company of the West
2.68%, 08/28/2028	4,220,000	4,252,969
UBS-Barclays Commercial Mortgage Trust 2012-C2
5.04%, 05/10/2063 (Acquired 07/24/2015, Cost $2,760,653) (1)	2,750,000	2,630,393
Wachovia Bank Commercial Mortgage Trust Series 2007-C30
5.38%, 12/15/2043	1,000,000	1,017,289
Wachovia Bank Commercial Mortgage Trust Series 2007-C31
5.66%, 04/15/2047	5,786,863	5,799,744
Wachovia Bank Commercial Mortgage Trust Series 2007-C33
6.15%, 02/15/2051	1,063,282	1,054,503
Wachovia Cmbs 2007-c34
6.14%, 05/15/2046	455,129	450,586
WaMu Mortgage Pass-Through Certificates Series 2005-AR1 Trust
1.23%, 01/25/2045	264,812	230,983
WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust
0.77%, 08/25/2045	3,645,114	3,350,632
WaMu Mortgage Pass-Through Certificates Series 2005-AR13 Trust
0.74%, 10/25/2045	2,815,471	2,603,295
0.94%, 10/25/2045	302,901	255,092
WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust
0.71%, 11/25/2045	2,209,579	2,011,550
WaMu Mortgage Pass-Through Certificates Series 2005-AR19 Trust
0.80%, 12/25/2045	1,938,566	1,693,834
0.95%, 12/25/2045	243,214	196,005
WaMu Mortgage Pass-Through Certificates Series 2005-AR8
0.91%, 07/25/2045	924,295	820,397
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058	1,280,000	1,397,147

Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.77%, 07/15/2058	2,980,000	3,268,459
Wells Fargo Commercial Mortgage Trust 2015-SG1
3.79%, 12/15/2047	500,000	550,154
Wells Fargo Commercial Mortgage Trust 2016-C34
3.10%, 06/15/2049	1,135,000	1,183,435
WF-RBS Commercial Mortgage Trust 2011-C2
5.79%, 02/15/2044 (Acquired 09/02/2015 through 09/14/2015, Cost $1,503,606) (1)	1,405,000	1,462,201
WFRBS Commercial Mortgage Trust 2011-C5
5.85%, 11/15/2044 (Acquired 01/26/2016, Cost $120,194) (1)	115,000	123,548
WFRBS Commercial Mortgage Trust 2012-C7
4.99%, 06/15/2045 (Acquired 11/23/2015 through 12/03/2015, Cost $353,520) (1)	360,000	345,242
WFRBS Commercial Mortgage Trust 2013-C18
3.65%, 12/15/2046	320,000	343,830
WFRBS Commercial Mortgage Trust 2014-C22
4.07%, 09/15/2057	4,250,000	4,650,068

Total Mortgage-Backed Obligations (Cost $1,235,014,367)		$1,247,955,586

Total Bonds & Notes (Cost $4,068,248,077)		$4,140,932,649

Bank Loans - 1.02%
Americold Realty Trust, Inc.
5.40%, 12/01/2022	$325,000	$326,219
Ancestry.com, Inc.
4.65%, 08/29/2022	548,618	544,849
Aramark Services, Inc.
3.15%, 09/07/2019	1,145,368	1,145,368
Asurion LLC
4.65%, 08/04/2022	2,226,965	2,193,003
4.15%, 07/08/2020	425,568	414,928
Avago Technologies Cayman Finance Ltd.
4.15%, 02/01/2023	2,936,640	2,938,020
Charter Communications
2.90%, 07/01/2020	556,565	552,046
2.90%, 12/31/2020	2,044,023	2,030,737
3.40%, 01/24/2023	3,276,683	3,276,683
DaVita HealthCare Partners, Inc.
3.40%, 06/24/2021	835,868	836,913
Examworks
4.40%, 06/17/2023	1,100,000	1,096,909
First Data Corp.
4.65%, 03/24/2021	625,000	622,137
4.4%, 07/10/2022	2,741,874	2,714,455

HCA, Inc.
3.40%, 05/01/2018	1,901,210	1,901,648
Hilton Worldwide Finance LLC
3.15%, 10/26/2020	2,440,000	2,440,000
HUB International Ltd.
3.65%, 10/02/2020	1,098,661	1,077,599
Intelsat Jackson Holdings SA
3.40%, 06/30/2019	420,000	381,885
J.C. Penny
0.00%, 06/09/2023	450,000	446,346
Kronos, Inc./MA
4.15%, 10/30/2019	2,399,943	2,391,543
Level 3 Financing, Inc.
3.40%, 05/31/2022	2,879,000	2,866,045
Match Group, Inc.
5.15%, 11/16/2022	280,312	281,481
MPH Acquisition Holdings LLC
0.00%, 06/30/2023	250,000	250,563
Nielsen Finance LLC
3.65%, 04/15/2021	681,000	681,851
Nord Anglia Education Finance LLC
4.65%, 03/31/2021	1,824,300	1,814,048
Petsmart
3.90%, 03/11/2022	2,525,065	2,512,136
PTL Acquisition, Inc.
3.40%, 04/12/2021	557,000	556,538
Shearer’s Foods
0.00%, 06/18/2021	500,000	485,000
0.00%, 06/29/2021 (6)	581,040	568,937
T-Mobile USA, Inc.
3.40%, 11/09/2022	2,571,639	2,578,480
Univision Communications
3.65%, 03/01/2020	841,811	836,398
US Renal Care, Inc.
4.90%, 12/31/2022	1,625,000	1,621,961
Valeant Pharmaceuticals International, Inc.
4.65%, 02/13/2019	116,376	112,849
4.90%, 04/01/2022	457,167	444,467
Western Digital
6.15%, 03/16/2023	1,350,000	1,354,226
YUM! Brands
0.00%, 06/06/2023	734,000	734,000

Total Bank Loans (Cost $45,260,184)		$45,030,268

	Shares	Value
PREFERRED STOCKS - 0.26%

Financials - 0.24%
Citigroup Capital XIII, 7.01%	153,150	$3,992,620
Discover Financial Services, 6.50%	102,575	2,712,083
Morgan Stanley, 6.88%	72,775	2,091,554
Morgan Stanley, 7.13%	45,400	1,347,018
Wells Fargo & Co., 6.63%	22,475	668,856

		10,812,131

Industrials - 0.02%
General Electric Capital Corp., 4.70%	26,350	698,538

Total Preferred Stocks (Cost $11,210,044)		$11,510,669

SHORT-TERM INVESTMENTS - 14.08%
Money Market Funds - 14.05%
Fidelity Institutional Money Market Government Funds - Class I, 0.25% (4)(7)	284,840,192	$284,840,192
Goldman Sachs Financial Square Treasury Solutions Fund - Class I, 0.16% (4)(7)	334,937,558	334,937,558

		619,777,750

	Principal
	Amount	Value
United States Treasury Bills - 0.03%
United States Treasury Bill, 0.00%, 07/21/2016 (5)	520,000	519,947
United States Treasury Bill, 0.00%, 09/15/2016 (5)	620,000	619,717
United States Treasury Bill, 0.00%, 09/29/2016 (5)	120,000	119,922

		1,259,586

Total Short-Term Investments (Cost $621,037,305)		$621,037,336

TOTAL INVESTMENTS IN SECURITIES - 109.25% (Cost $4,745,755,610)		4,818,510,922
LIABILITIES IN EXCESS OF OTHER ASSETS - (9.25)%		(408,084,829)

TOTAL NET ASSETS - 100.00%		$4,410,426,093

Percentages are stated as a percent of net assets.

IO	Interest Only Strip.
(1)	Restricted security as defined in Rule 144(A) under the Securities Act of 1933. The value of these securities total $479,008,668, which represents 10.86% of total net assets.
(2)	Inflation protected security. The value of these securities total $50,993,315 which represents 1.16% of total net assets.

(3)	Delayed delivery purchase commitment security. The value of these securities total $262,022,663, which represents 5.94% of total net assets.
(4)	Partially assigned as collateral for certain delayed delivery securities. See Note 3(a) in the Notes to Financial Statements.
(5)	Partially assigned as collateral for certain futures and swap contracts. The value of the pledged issues total $2,216,559, which represents 0.05% of total net assets.
(6)	Securitiy is treated as illiquid by the Fund. The value of these securities total $1,393,179, which represents 0.03% of the total net assets.
(7)	Represents annualized seven-day yield as of the close of the reporting period.

Open Futures Contracts

Number of Contracts Purchased (Sold)	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
148	U.S. 2 Year Note Future	Citigroup	Sep. 2016	$32,245,894	$32,460,563	$214,669
102	U.S. 2 Year Note Future	Goldman Sachs	Sep. 2016	22,217,009	22,371,468	154,459
(248)	U.S. Note 5 Year Note Future	Goldman Sachs	Sep. 2016	(29,739,820)	(30,296,687)	(556,867)
668	U.S. Note 5 Year Note Future	Citigroup	Sep. 2016	80,965,718	81,605,594	639,876
(259)	U.S. 10 Year Note Future	Goldman Sachs	Sep. 2016	(33,828,813)	(34,442,953)	(614,140)
251	U.S. Long Bond Future	Goldman Sachs	Sep. 2016	41,814,408	43,258,281	1,443,873
9	U.S. Long Bond Future	Goldman Sachs	Sep. 2016	1,570,655	1,677,375	106,720

						$1,388,590

Forward Foreign Currency Exchange Contracts

Over-the-Counter

Purchase Contracts	Counterparty	Currency	Currency Amount Purchased	Value at Settlement Date	Value at June 30, 2016	Unrealized Appreciation
Mexican Peso, Expiring 7/5/16	Merrill Lynch	MXN	23,910,000	$1,287,561	$1,307,194	$19,633
Mexican Peso, Expiring 7/5/16	Merrill Lynch	MXN	39,035,000	2,063,106	2,134,100	70,994

				$3,350,667	$3,441,294	$90,627

Sales Contracts	Counterparty	Currency	Currency Amount Sold	Value at Settlement Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Mexican Peso, Expiring 7/5/16	Royal Bank of Scotland	MXN	(24,460,000)	($1,310,088)	($1,337,263)	($27,175)
Mexican Peso, Expiring 7/5/16	Morgan Stanley	MXN	(38,485,000)	(2,194,290)	(2,104,030)	90,260
Mexican Peso, Expiring 7/29/16	Merrill Lynch	MXN	(31,080,000)	(1,638,938)	(1,695,260)	(56,322)

				($5,143,316)	($5,136,553)	$6,763

				($1,792,649)	($1,695,259)	$97,390

Centrally Cleared Credit Default Swaps - Buy Protection

Counterparty	Reference Entity	Fixed Annual Rate Paid By Fund	Maturity Date	Credit Spread	Notional Amount	Upfront Premium Received	Unrealized Depreciation
J.P. Morgan	Markit CDX North America High Yield Index Series 26	5.00%	06/20/2021	4.69%	$2,000,000	$(25,875)	$(34,619)

Centrally Cleared Credit Default Swaps - Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received By Fund	Maturity Date	Credit Spread	Notional Amount	Upfront Premium Paid	Unrealized Appreciation
J.P. Morgan	Markit CDX North America Investment Grade Index Series 26	1.00%	06/20/2021	0.78%	$11,400,000	$86,407	$28,370

Over-the-Counter Credit Default Swaps - Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received By Fund	Maturity Date	Credit Spread	Notional Amount	Upfront Premium Received	Unrealized Depreciation
Goldman Sachs	Markit CMBX North America AAA CDSI Series 9	0.50%	09/17/2058	1.09%	4,000,000	(195,497)	(9,047)

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2016

	Principal
	Amount	Value
MUNICIPAL BONDS - 97.59%

Alabama - 1.06%
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2044	$1,500,000	$1,760,895
5.25%, 10/01/2048	1,500,000	1,747,530
Industrial Development Board of the City of Mobile Alabama
1.63%, 07/15/2034	11,500,000	11,630,525
Montgomery Medical Clinic Board
5.00%, 03/01/2019	1,500,000	1,633,545
5.00%, 03/01/2029	1,000,000	1,166,500
Selma Industrial Development Board
5.80%, 05/01/2034	2,275,000	2,652,445
5.38%, 12/01/2035	215,000	247,695

		20,839,135

Alaska - 0.23%
City of Valdez AK
5.00%, 01/01/2021	4,000,000	4,607,080

Arizona - 2.21%
Arizona Health Facilities Authority
5.00%, 01/01/2020	2,000,000	2,279,840
5.00%, 02/01/2042	2,000,000	2,214,540
City of Phoenix Civic Improvement Corp.
5.25%, 07/01/2017	2,750,000	2,876,665
County of Pima AZ
4.00%, 07/01/2022	13,160,000	15,216,382
County of Pima AZ Sewer System Revenue
5.00%, 07/01/2022	10,000,000	12,181,200
Glendale Industrial Development Authority
5.00%, 12/01/2027	1,000,000	1,060,060
5.00%, 12/01/2032	1,050,000	1,113,063

McAllister Academic Village LLC
5.00%, 07/01/2021	200,000	236,444
5.00%, 07/01/2026	600,000	775,362
Mohave County Arizone Unified School District Revenue Bonds
5.00%, 07/01/2024	1,800,000	2,204,622
Peoria Industrial Development Authority
5.00%, 11/15/2019	220,000	226,981
Salt Verde Financial Corp.
5.00%, 12/01/2037	2,500,000	3,238,975

		43,624,134

Arkansas - 0.04%
Benton Washington Regional Public Water Authority
0.55%, 10/01/2016	740,000	738,712

California - 5.06%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2033	1,300,000	1,579,786
Acalanes Union High School District
5.00%, 08/01/2018	1,160,000	1,264,562
Alameda Corridor Transportation Authority
5.00%, 10/01/2036	2,500,000	3,056,225
5.00%, 10/01/2037	2,000,000	2,440,940
California Health Facilities Financing Authority
5.63%, 07/01/2025	2,130,000	2,431,970
California Pollution Control Financing Authority
0.90%, 08/01/2023 (Acquired 04/29/2016, Cost $4,500,000) (1)	4,500,000	4,500,045
California State Public Works Board
4.00%, 05/01/2017	11,315,000	11,631,707
5.00%, 05/01/2018	8,200,000	8,850,260
5.00%, 05/01/2018	7,065,000	7,625,254
5.00%, 11/01/2037	235,000	280,033
California Statewide Communities Development Authority
5.00%, 10/01/2028	1,100,000	1,274,361
5.00%, 05/15/2040	400,000	482,612
5.38%, 11/01/2049	100,000	113,427
Campbell Union High School District
5.00%, 08/01/2021	275,000	287,818
City of San Jose CA
0.95%, 12/01/2017	5,000,000	4,999,300

Golden State Tobacco Securitization Corp.
4.50%, 06/01/2027	3,785,000	3,856,499
5.00%, 06/01/2040	2,000,000	2,436,040
5.75%, 06/01/2047	3,000,000	3,067,170
Los Angeles County Public Works Financing Authority
5.00%, 12/01/2029	1,200,000	1,526,016
5.00%, 12/01/2030	2,520,000	3,189,715
Mendocino-Lake Community College District
5.00%, 08/01/2027	1,700,000	2,146,811
5.00%, 08/01/2028	1,000,000	1,259,030
5.00%, 08/01/2029	775,000	969,145
5.00%, 08/01/2030	2,530,000	3,142,437
Orange County Community Facilities District
5.25%, 08/15/2045	1,000,000	1,172,910
Orchard School District
0.00%, 08/01/2022	2,940,000	2,675,400
Port of Los Angeles
4.00%, 08/01/2017	1,000,000	1,036,840
Sacramento City Financing Authority
5.00%, 12/01/2033	875,000	1,079,549
Sacramento Municipal Utility District
5.00%, 08/15/2028	1,475,000	1,985,601
State of California
5.00%, 08/01/2017	5,000,000	5,237,450
5.00%, 09/01/2018	4,000,000	4,367,720
5.00%, 08/01/2019	1,000,000	1,129,040
5.00%, 08/01/2023	3,000,000	3,765,810
5.00%, 08/01/2027	620,000	793,681
4.00%, 09/01/2035	3,625,000	4,194,270

		99,849,434

Colorado - 0.61%
City & County of Denver CO Airport System Revenue
5.50%, 11/15/2016	1,210,000	1,231,272
Colorado Health Facilities Authority
5.00%, 02/01/2020	1,210,000	1,373,362
5.00%, 12/01/2022	1,855,000	2,231,083

5.00%, 10/01/2038	630,000	734,473
1.56%, 10/01/2039	2,000,000	2,000,600
5.25%, 01/01/2045	510,000	588,540
6.13%, 12/01/2045 (Acquired 11/20/2015, Cost $276,264) (1)	275,000	289,740
Park Creek Metropolitan District
5.00%, 12/01/2045	500,000	582,280
Sierra Ridge Metropolitan District No 2
4.50%, 12/01/2031	750,000	765,233
5.50%, 12/01/2046	1,500,000	1,593,135
University of Colorado
5.00%, 06/01/2047	500,000	618,435

		12,008,153

Connecticut - 4.26%
City of Hartford CT
5.00%, 04/01/2018	2,885,000	3,078,439
5.00%, 08/15/2019	1,700,000	1,893,188
5.00%, 07/15/2021	3,300,000	3,824,073
5.00%, 07/15/2022	2,250,000	2,655,135
5.00%, 07/15/2023	2,000,000	2,404,460
5.00%, 07/15/2026	2,430,000	2,990,893
City of West Haven CT
5.00%, 08/01/2021	2,495,000	2,910,418
Connecticut State Health & Educational Facility Authority
1.00%, 07/01/2042	10,000,000	10,029,400
1.00%, 07/01/2042	18,000,000	18,052,920
Mohegan Tribe of Indians of Connecticut
5.25%, 02/01/2022 (Acquired 11/25/2015, Cost $943,657) (1)(2)	955,000	963,433
State of Connecticut
5.00%, 08/01/2019	20,380,000	22,759,161
5.00%, 09/01/2022	5,725,000	6,868,569
5.00%, 08/01/2031	4,625,000	5,658,872

		84,088,961

Delaware - 0.10%
Delaware State Economic Development Authority
5.40%, 02/01/2031	500,000	573,495
5.00%, 09/01/2036	500,000	581,240
5.00%, 09/01/2046	700,000	799,330

		1,954,065

District of Columbia - 0.35%
Metropolitan Washington Airports Authority
5.00%, 10/01/2019	1,400,000	1,575,952
5.00%, 10/01/2023	850,000	1,042,151
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2041	2,000,000	2,733,960
Washington Metropolitan Area Transit Authority
4.00%, 07/01/2019	1,425,000	1,513,792

		6,865,855

Florida - 7.26%
Alachua County Health Facilities Authority
6.38%, 11/15/2049	300,000	336,363
Central Florida Expressway Authority
5.00%, 07/01/2017	2,105,000	2,193,999
City of Jacksonville FL
5.00%, 10/01/2021	1,165,000	1,388,342
City of Lakeland FL Department of Electric Utilities
5.00%, 10/01/2017	5,200,000	5,483,296
City of Tallahassee FL
5.00%, 12/01/2026	1,380,000	1,718,500
City of Tampa FL
5.00%, 04/01/2040	1,115,000	1,283,365
County of Broward FL Airport System Revenue
5.00%, 10/01/2016	1,885,000	1,904,151
5.00%, 10/01/2029	500,000	608,950
5.00%, 10/01/2042	110,000	127,783
County of Hillsborough FL
5.00%, 11/01/2025	1,775,000	2,293,761
County of Miami-Dade FL Aviation Revenue
5.75%, 10/01/2020	615,000	710,768
5.25%, 10/01/2021	3,000,000	3,156,570
5.25%, 10/01/2022	5,000,000	5,260,350
5.00%, 10/01/2031	3,000,000	3,436,080
5.00%, 10/01/2035	1,000,000	1,173,630
County of Miami-Dade Seaport Department
0.42%, 10/01/2050	10,000,000	10,000,000

Florida Department of Environmental Protection
5.00%, 07/01/2018	5,000,000	5,419,150
5.00%, 07/01/2019	300,000	336,633
Florida Housing Finance Corp.
0.60%, 09/01/2016	3,500,000	3,500,175
Florida’s Turnpike Enterprise
5.00%, 07/01/2017	2,000,000	2,087,200
Greater Orlando Aviation Authority
5.00%, 10/01/2031	2,000,000	2,435,800
5.00%, 10/01/2033	2,000,000	2,415,520
Hernando County School District
5.00%, 07/01/2024	805,000	1,004,640
5.00%, 07/01/2025	1,000,000	1,265,350
JEA Electric System Revenue
5.00%, 10/01/2020	4,400,000	5,136,120
Marion County School Board
5.00%, 06/01/2026	1,435,000	1,803,092
Martin County Health Facilities Authority
5.00%, 11/15/2023	800,000	963,440
Miami-Dade County Educational Facilities Authority
5.00%, 04/01/2040	2,000,000	2,411,040
Miami-Dade County Expressway Authority
5.00%, 07/01/2019	1,250,000	1,399,875
Miami-Dade County Industrial Development Authority
4.00%, 09/15/2019	480,000	507,086
Palm Beach County Health Facilities Authority
7.50%, 06/01/2049	100,000	123,456
Palm Beach County School District
5.00%, 08/01/2030	4,520,000	5,635,310
5.00%, 08/01/2032	3,000,000	3,712,200
Reedy Creek Improvement District
5.00%, 06/01/2021	1,855,000	2,200,327
5.00%, 06/01/2023	2,740,000	3,411,300
5.00%, 06/01/2027	1,500,000	1,941,345
5.00%, 06/01/2035	2,865,000	3,580,877
School Board of Miami-Dade County/The
5.00%, 05/01/2025	3,000,000	3,816,030
5.00%, 02/01/2030	500,000	626,090
5.00%, 05/01/2031	5,000,000	6,107,650

School District of Broward County/FL
5.00%, 07/01/2021	4,000,000	4,727,120
Seminole Tribe of Florida, Inc.
5.50%, 10/01/2024 (Acquired 09/15/2015 through 09/30/2015, Cost $3,630,134) (1)	3,500,000	3,651,795
South Broward Hospital District
5.00%, 05/01/2019	2,195,000	2,444,967
5.00%, 05/01/2021	2,035,000	2,401,259
State of Florida
5.00%, 06/01/2017	3,135,000	3,261,309
5.00%, 06/01/2017	2,500,000	2,600,725
5.00%, 06/01/2018	3,500,000	3,790,220
5.00%, 06/01/2019	1,210,000	1,357,378
5.00%, 07/01/2019	3,500,000	3,938,445
5.00%, 07/01/2023	2,630,000	3,305,831
5.00%, 07/01/2024	2,460,000	3,156,918
State of Florida Lottery Revenue
5.00%, 07/01/2018	4,915,000	5,330,121
5.00%, 07/01/2020	315,000	364,786

		143,246,488

Georgia - 1.30%
City of Atlanta GA
5.00%, 01/01/2017	375,000	382,980
5.00%, 01/01/2018	315,000	334,795
5.00%, 01/01/2019	225,000	247,160
5.00%, 01/01/2020	275,000	310,673
City of Atlanta GA Water & Wastewater Revenue
5.50%, 11/01/2017	3,010,000	3,203,934
5.00%, 11/01/2021	1,000,000	1,200,950
City of East Point GA
4.00%, 08/01/2017	340,000	349,935
4.00%, 08/01/2018	400,000	419,796
5.00%, 08/01/2019	955,000	1,047,349
5.00%, 08/01/2020	415,000	465,144
5.00%, 08/01/2021	250,000	285,205
Georgia Housing & Finance Authority
1.40%, 06/01/2018	750,000	755,002

Gwinnett County School District
5.00%, 02/01/2032	1,000,000	1,069,110
Monroe County Development Authority
2.35%, 10/01/2048	500,000	519,895
Municipal Electric Authority of Georgia
5.00%, 01/01/2019	1,000,000	1,102,920
5.00%, 01/01/2020	2,095,000	2,389,138
5.00%, 01/01/2020	2,980,000	3,398,392
4.00%, 01/01/2021	350,000	394,964
5.00%, 01/01/2022	250,000	300,145
5.00%, 01/01/2023	250,000	307,358
Savannah Economic Development Authority
7.25%, 01/01/2049	120,000	137,980
Savannah Housing Authority
1.15%, 07/01/2019	3,700,000	3,697,817
State of Georgia
5.00%, 02/01/2018	3,035,000	3,245,750

		25,566,392

Guam - 0.09%
Guam Government Waterworks Authority
5.00%, 07/01/2035	1,500,000	1,744,935

Hawaii - 0.13%
City & County of Honolulu HI
5.00%, 10/01/2029	2,000,000	2,538,400

Idaho - 0.35%
Idaho Health Facilities Authority
5.00%, 03/01/2034	3,155,000	3,727,696
Idaho Housing & Finance Association
0.80%, 04/01/2017	3,150,000	3,150,535

		6,878,231

Illinois - 8.62%
Chicago Board of Education
5.00%, 12/01/2021	2,000,000	2,027,560
5.00%, 12/01/2041	770,000	681,157
5.25%, 12/01/2041	3,000,000	2,655,030

Chicago Midway International Airport
5.00%, 01/01/2021	5,000,000	5,758,850
5.00%, 01/01/2027	1,800,000	2,205,198
5.00%, 01/01/2032	2,000,000	2,343,900
5.00%, 01/01/2034	1,000,000	1,164,520
5.00%, 01/01/2046	300,000	358,791
Chicago O’Hare International Airport
5.00%, 01/01/2022	520,000	610,412
5.00%, 01/01/2023	1,000,000	1,219,000
5.00%, 01/01/2025	415,000	514,285
5.00%, 01/01/2030	2,000,000	2,388,620
5.00%, 01/01/2030	2,000,000	2,446,940
Chicago Park District
5.00%, 01/01/2017	1,000,000	1,018,800
Chicago Transit Authority
5.25%, 06/01/2024	2,000,000	2,284,000
5.00%, 06/01/2026	8,275,000	9,800,413
City of Chicago IL
4.25%, 01/01/2020	465,000	502,181
5.00%, 01/01/2020	3,500,000	3,563,665
5.25%, 01/01/2021	1,565,000	1,595,439
5.00%, 01/01/2022	460,000	530,329
5.00%, 01/01/2023	1,535,000	1,679,014
5.00%, 01/01/2026	425,000	485,869
5.00%, 01/01/2027	500,000	563,645
5.25%, 01/01/2027	2,435,000	2,514,040
5.00%, 01/01/2028	865,000	918,613
5.00%, 01/01/2035	2,500,000	2,497,000
5.00%, 01/01/2035	750,000	749,100
5.50%, 01/01/2035	1,000,000	1,027,960
City of Chicago IL Motor Fuel Tax Revenue
5.00%, 01/01/2025	2,000,000	2,183,680
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2028	1,530,000	1,778,319
5.00%, 01/01/2029	1,300,000	1,505,244
5.00%, 01/01/2033	2,000,000	2,312,300
5.00%, 01/01/2039	1,000,000	1,140,810

City of Chicago IL Waterworks Revenue
5.00%, 11/01/2020	915,000	1,036,137
5.00%, 11/01/2021	1,500,000	1,731,705
5.00%, 11/01/2024	1,150,000	1,383,852
5.00%, 11/01/2024	250,000	300,838
5.00%, 11/01/2033	500,000	583,535
County of Cook IL
5.00%, 11/15/2023	2,500,000	3,014,550
5.00%, 11/15/2025	2,500,000	2,929,350
5.00%, 11/15/2026	1,000,000	1,115,730
5.00%, 11/15/2026	1,000,000	1,237,750
5.25%, 11/15/2028	1,035,000	1,183,574
Illinois Finance Authority
5.50%, 02/15/2017	2,000,000	2,054,420
4.00%, 05/15/2023	500,000	541,410
5.00%, 11/15/2023	750,000	919,328
5.25%, 11/15/2026	50,000	50,476
5.00%, 07/01/2030	275,000	338,429
5.00%, 11/15/2030	2,000,000	2,446,640
0.42%, 07/01/2032	10,000,000	10,000,000
4.75%, 05/15/2033	145,000	151,903
5.00%, 11/15/2034	3,000,000	3,603,120
5.00%, 08/15/2035	100,000	117,752
5.00%, 07/01/2036	325,000	391,625
5.25%, 11/15/2036	50,000	50,360
5.00%, 05/15/2037	1,050,000	1,103,613
5.00%, 11/15/2038	3,795,000	4,524,968
8.00%, 05/15/2040	500,000	585,640
5.00%, 08/15/2044	200,000	232,532
5.00%, 11/15/2045	2,500,000	2,965,800
8.00%, 05/15/2046	1,500,000	1,753,350
5.00%, 12/01/2046	5,000,000	5,916,950
5.25%, 05/15/2047	250,000	272,640
Illinois Housing Development Authority
1.10%, 06/01/2018	2,500,000	2,501,775
Illinois Sports Facilities Authority/The
5.00%, 06/15/2017	750,000	774,375
5.25%, 06/15/2032	1,735,000	2,011,663

Illinois State Toll Highway Authority
5.00%, 01/01/2038	2,700,000	3,249,855
5.00%, 01/01/2041	10,625,000	13,001,600
Kane County School District No 129 West Aurora
5.00%, 02/01/2026	1,000,000	1,233,620
Lake County Community Unit School District No 60 Waukegan
5.00%, 01/01/2026	1,000,000	1,218,260
5.00%, 01/01/2027	2,200,000	2,657,446
Metropolitan Pier & Exposition Authority
5.00%, 12/15/2020	430,000	484,559
5.00%, 12/15/2026	2,000,000	2,265,000
5.00%, 12/15/2028	2,400,000	2,701,104
5.25%, 06/15/2050	3,275,000	3,492,951
State of Illinois
5.00%, 01/01/2017	1,145,000	1,167,041
5.00%, 04/01/2024	3,000,000	3,406,920
5.00%, 03/01/2028	5,000,000	5,421,450
5.25%, 02/01/2029	3,720,000	4,173,171
5.25%, 02/01/2031	500,000	558,085
5.50%, 07/01/2038	1,500,000	1,687,470
Village of Bedford Park IL
4.00%, 12/01/2020	1,180,000	1,248,287
Will & Kankakee Counties School District No 255
4.00%, 06/01/2018	1,070,000	1,132,852

		169,950,145

Indiana - 2.46%
City of Evansville IN
0.90%, 06/01/2018	5,000,000	4,993,050
City of Indianapolis IN Thermal Energy System Revenue
5.00%, 10/01/2017	1,000,000	1,051,800
City of Whiting IN
5.00%, 11/01/2045	2,485,000	2,936,748
Indiana Development Finance Authority
1.75%, 10/01/2031	3,600,000	3,619,692
Indiana Finance Authority
5.00%, 09/15/2019	700,000	775,600
6.00%, 12/01/2026	2,035,000	1,994,849

5.25%, 02/01/2033	2,500,000	3,151,900
5.00%, 03/01/2036	4,000,000	4,676,280
5.00%, 09/01/2046	2,750,000	3,023,873
5.00%, 07/01/2048	330,000	378,708
5.25%, 01/01/2051	2,675,000	3,106,638
Indiana Health Facility Financing Authority
2.00%, 10/01/2026	4,360,000	4,455,484
4.00%, 11/01/2027	8,000,000	8,279,920
5.00%, 11/01/2027	1,955,000	1,960,337
Indianapolis Local Public Improvement Bond Bank
5.00%, 01/01/2021	370,000	428,945
5.00%, 01/01/2022	755,000	894,977
5.00%, 01/01/2023	245,000	296,293
5.00%, 01/01/2029	1,000,000	1,247,770
5.00%, 01/01/2031	1,000,000	1,235,650

		48,508,514

Iowa - 0.24%
City of Altoona IA
5.00%, 06/01/2026	2,200,000	2,756,930
Iowa Finance Authority
5.25%, 12/01/2025	1,500,000	1,631,070
4.75%, 08/01/2042	270,000	281,399

		4,669,399

Kansas - 0.27%
City of Wichita KS
5.00%, 11/15/2017	2,375,000	2,513,130
5.25%, 11/15/2024	350,000	400,628
Kansas Development Finance Authority
5.00%, 11/15/2032	2,000,000	2,388,660

		5,302,418

Kentucky - 0.64%
City of Russell KY
5.00%, 11/01/2022	3,200,000	3,847,136
Kentucky Asset Liability Commission
5.00%, 09/01/2024	1,000,000	1,239,050
5.00%, 09/01/2025	1,250,000	1,578,900

Kentucky Economic Development Finance Authority
5.25%, 06/01/2020	500,000	573,680
6.38%, 06/01/2040	1,550,000	1,777,881
6.50%, 03/01/2045	1,000,000	1,149,840
6.25%, 11/15/2046	750,000	772,402
Kentucky Public Transportation Infrastructure Authority
5.00%, 07/01/2017	910,000	943,797
6.00%, 07/01/2053	530,000	645,572

		12,528,258

Louisiana - 1.52%
City of New Orleans LA
5.00%, 12/01/2019	2,450,000	2,765,609
Jefferson Parish Hospital Service District No 1
5.50%, 01/01/2026	3,000,000	3,587,880
Louisiana Local Government Environmental Facilities & Community Development Authority
6.50%, 08/01/2029	2,000,000	2,383,720
6.50%, 11/01/2035	1,000,000	1,200,910
Louisiana Public Facilities Authority
5.00%, 06/01/2021	7,695,000	8,983,220
New Orleans Aviation Board
5.00%, 01/01/2024	1,400,000	1,691,746
5.00%, 01/01/2040	1,540,000	1,831,445
5.00%, 01/01/2040	1,000,000	1,180,040
Parish of St John the Baptist LA
5.13%, 06/01/2037	3,000,000	3,086,970
State of Louisiana
5.00%, 11/15/2017	1,000,000	1,058,160
5.00%, 02/01/2018	2,000,000	2,133,980

		29,903,680

Maine - 0.07%
Maine Health & Higher Educational Revenue Bonds
5.00%, 07/01/2046	1,250,000	1,447,637

Maryland - 2.25%
City of Westminster MD
6.25%, 07/01/2044	1,100,000	1,224,036
County of Anne Arundel MD
5.00%, 04/01/2018	1,115,000	1,200,197
Maryland Community Development Administration
1.35%, 01/01/2019 (Acquired 06/22/2016, Cost $2,200,000) (1)	2,200,000	2,201,936

Maryland Economic Development Corp.
5.00%, 06/01/2019	3,415,000	3,822,580
5.00%, 03/31/2024	2,500,000	2,940,850
5.00%, 09/30/2027	50,000	62,765
5.00%, 09/30/2030	905,000	1,122,915
5.00%, 03/31/2046	1,295,000	1,568,737
5.00%, 03/31/2051	665,000	800,274
Maryland Health & Higher Educational Facilities Authority
5.00%, 08/15/2017	1,370,000	1,434,760
5.00%, 07/01/2018	2,100,000	2,277,786
5.50%, 01/01/2028	2,500,000	2,680,575
5.00%, 07/01/2032	750,000	911,828
1.14%, 05/15/2038	1,000,000	1,000,390
5.00%, 08/15/2038	1,945,000	2,322,777
4.00%, 07/01/2042	120,000	130,073
5.00%, 07/01/2045	1,500,000	1,750,200
Maryland Stadium Authority
5.00%, 05/01/2033	1,000,000	1,259,120
Maryland State Transportation Authority
5.00%, 03/01/2023	1,000,000	1,177,700
State of Maryland
5.25%, 03/01/2017	500,000	515,490
5.00%, 11/01/2018	3,000,000	3,299,910
5.00%, 03/01/2020	6,000,000	6,914,700
5.00%, 08/01/2022	3,000,000	3,693,030

		44,312,629

Massachusetts - 2.57%
City of Boston MA
5.00%, 04/01/2023	2,095,000	2,625,580
City of Springfield MA
5.00%, 08/01/2017	4,580,000	4,797,000
Commonwealth of Massachusetts
4.00%, 12/01/2017	6,015,000	6,303,720
5.00%, 03/01/2046	205,000	247,947
Commonwealth of Massachusetts Transportation Fund Revenue
5.00%, 06/01/2025	2,490,000	2,954,858

Massachusetts Authority
1.05%, 08/01/2043	10,500,000	10,499,895
Massachusetts Department of Transportation
5.00%, 01/01/2019	1,500,000	1,654,770
Massachusetts Development Finance Agency
1.05%, 11/01/2017	1,000,000	1,000,120
0.89%, 07/01/2050	4,000,000	3,955,360
Massachusetts Educational Financing Authority
4.00%, 01/01/2018	1,500,000	1,558,065
4.00%, 07/01/2019	2,000,000	2,140,020
5.00%, 07/01/2021	1,000,000	1,141,180
Massachusetts Health & Educational Facilities Authority
5.00%, 10/01/2017	2,000,000	2,104,880
1.29%, 07/01/2038	5,400,000	5,399,892
Massachusetts School Building Authority
5.00%, 01/15/2028	1,500,000	1,899,450
Massachusetts Water Resources Authority
5.00%, 08/01/2040	1,900,000	2,401,657

		50,684,394

Michigan - 2.44%
City of Detroit MI Sewage Disposal System Revenue
5.25%, 07/01/2039	3,000,000	3,418,440
City of Wyandotte MI Electric System Revenue
5.00%, 10/01/2021	750,000	852,900
5.00%, 10/01/2022	800,000	920,280
5.00%, 10/01/2023	500,000	582,255
5.00%, 10/01/2024	765,000	901,545
County of Kent MI
5.00%, 06/01/2028	700,000	907,487
Holly Area School District
4.00%, 05/01/2017	500,000	513,830
Lake Orion Community School District
5.00%, 05/01/2020	1,390,000	1,588,826
5.00%, 05/01/2021	1,385,000	1,620,796
Michigan Finance Authority
5.00%, 07/01/2030	600,000	726,504
5.00%, 07/01/2033	350,000	413,542

Michigan State Hospital Finance Authority
1.63%, 11/01/2027	3,500,000	3,536,820
1.40%, 11/15/2047	7,565,000	7,646,551
1.50%, 11/15/2047	6,000,000	6,035,520
Portage Public Schools
5.00%, 11/01/2028	1,000,000	1,259,120
University of Michigan
5.00%, 04/01/2017	5,220,000	5,391,164
Wayne County Airport Authority
5.00%, 12/01/2018	250,000	272,993
5.00%, 12/01/2019	200,000	225,264
5.00%, 12/01/2020	200,000	231,564
5.00%, 12/01/2021	400,000	473,760
5.00%, 12/01/2022	200,000	240,548
5.00%, 12/01/2023	400,000	488,336
5.00%, 12/01/2024	250,000	309,265
5.00%, 12/01/2027	3,000,000	3,650,190
5.00%, 12/01/2040	4,000,000	4,810,920
5.00%, 12/01/2042	1,000,000	1,141,330

		48,159,750

Minnesota - 1.01%
City of Minneapolis MN
1.10%, 01/01/2018	3,000,000	3,001,920
City of Rochester MN
5.00%, 12/01/2025	850,000	977,832
5.25%, 12/01/2038	1,000,000	1,095,480
Forest Lake Independent School District No 831
5.00%, 02/01/2017	2,805,000	2,873,751
State of Minnesota
5.00%, 06/01/2017	2,010,000	2,090,802
5.00%, 08/01/2018	2,650,000	2,887,705
5.00%, 11/01/2018	1,830,000	2,012,945
5.00%, 12/01/2018	1,000,000	1,103,540
5.00%, 03/01/2020	1,040,000	1,193,275
5.00%, 06/01/2020	2,345,000	2,711,899

		19,949,149

Mississippi - 0.76%
County of Warren MS
6.50%, 09/01/2032	300,000	334,434
State of Mississippi
3.00%, 10/15/2017	1,500,000	1,541,190
4.00%, 10/15/2018	2,100,000	2,243,304
5.00%, 10/15/2019	4,545,000	5,129,260
5.00%, 10/15/2020	1,750,000	2,028,652
5.00%, 10/15/2021	1,300,000	1,544,426
5.00%, 10/15/2022	1,750,000	2,121,298

		14,942,564

Missouri - 0.41%
Health & Educational Facilities Authority of the State of Missouri
5.00%, 02/01/2029	1,000,000	1,212,570
5.00%, 02/01/2036	200,000	235,724
4.00%, 02/01/2040	100,000	107,148
5.00%, 08/01/2040	1,145,000	1,235,558
5.00%, 02/01/2045	300,000	350,178
Missouri Highway & Transportation Commission
5.00%, 05/01/2018	2,990,000	3,226,539
St Louis County Industrial Development Authority
5.00%, 12/01/2025	1,275,000	1,448,961
5.13%, 08/15/2045	200,000	207,130

		8,023,808

Nebraska - 0.05%
Central Plains Energy Project
5.00%, 09/01/2019	915,000	1,020,133

Nevada - 0.73%
City of Las Vegas NV
5.00%, 09/01/2030	1,815,000	2,299,877
Clark County School District
5.00%, 06/15/2018	4,000,000	4,255,240
County of Clark NV
5.00%, 11/01/2032	3,000,000	3,718,830
County of Washoe NV
1.50%, 08/01/2031	1,000,000	1,002,550
3.00%, 03/01/2036	700,000	755,769
Las Vegas Valley Water District
5.00%, 06/01/2039	1,950,000	2,391,909

		14,424,175

New Hampshire - 0.13%
New Hampshire Business Finance Authority
4.00%, 01/01/2017	520,000	526,958
4.00%, 01/01/2018	545,000	566,015
4.00%, 01/01/2019	565,000	599,058
5.00%, 01/01/2024	720,000	852,991

		2,545,022

New Jersey - 3.56%
Burlington County Bridge Commission
5.63%, 01/01/2038	750,000	789,840
City of Millville NJ
2.00%, 07/15/2016	1,070,000	1,070,503
City of New Brunswick NJ
3.00%, 06/06/2017	5,000,000	5,090,200
City of Trenton NJ
4.00%, 07/15/2016	600,000	600,624
New Brunswick Parking Authority
5.00%, 09/01/2039	2,000,000	2,451,860
New Jersey Economic Development Authority
5.00%, 06/15/2019	4,500,000	4,874,355
4.00%, 01/01/2020	115,000	119,863
5.00%, 03/01/2023	1,000,000	1,128,130
5.00%, 03/01/2024	2,405,000	2,694,827
5.00%, 06/15/2024	2,000,000	2,270,180
5.00%, 06/15/2025	5,000,000	5,753,700
5.50%, 01/01/2027	500,000	602,210
5.63%, 11/15/2030	2,095,000	2,416,352
5.00%, 01/01/2031	500,000	593,485
5.63%, 01/01/2052	2,000,000	2,362,900
New Jersey Educational Facilities Authority
5.00%, 07/01/2020	375,000	437,310
5.00%, 07/01/2021	225,000	269,759
5.00%, 06/01/2023	930,000	1,045,785
5.00%, 07/01/2023	3,390,000	4,031,286
4.00%, 07/01/2036	1,290,000	1,432,107

New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/2024	2,500,000	2,939,650
5.00%, 07/01/2025	1,580,000	1,849,074
5.00%, 07/01/2028	155,000	194,034
5.00%, 07/01/2031	430,000	484,163
5.63%, 07/01/2032	380,000	453,420
5.00%, 07/01/2033	500,000	614,325
5.00%, 07/01/2046	575,000	677,384
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2019	500,000	552,920
5.50%, 12/01/2021	2,000,000	2,311,240
5.00%, 12/01/2044	1,000,000	1,078,770
New Jersey Housing & Mortgage Finance Agency
0.80%, 11/01/2017	3,000,000	2,999,250
New Jersey Transportation Trust Fund Authority
5.25%, 12/15/2022	1,760,000	2,016,978
5.00%, 12/15/2023	2,700,000	3,086,748
5.00%, 06/15/2025	450,000	505,714
0.00%, 12/15/2026	2,400,000	1,634,976
0.00%, 12/15/2030	2,000,000	1,208,300
New Jersey Turnpike Authority
5.00%, 01/01/2017	255,000	260,375
5.00%, 01/01/2020	1,220,000	1,389,934
Tobacco Settlement Financing Corp/NJ
4.50%, 06/01/2023	995,000	1,013,258
4.63%, 06/01/2026	2,500,000	2,525,825
5.00%, 06/01/2041	2,470,000	2,404,693

		70,236,307

New Mexico - 0.23%
Farmington Municipal School District No 5/NM
5.00%, 09/01/2024	490,000	623,290
Town of Clayton NM
4.00%, 11/01/2020	3,545,000	3,878,478

		4,501,768

New York - 10.39%
Binghamton City School District
2.00%, 11/18/2016	1,400,000	1,406,048

Build NYC Resource Corp.
5.00%, 08/01/2022	200,000	237,524
5.00%, 08/01/2023	230,000	277,631
5.00%, 01/01/2035 (Acquired 09/23/2015, Cost $3,174,875) (1)	3,000,000	3,422,430
Chautauqua County Capital Resource Corp.
1.30%, 11/01/2031	1,100,000	1,097,987
City of New York NY
5.00%, 08/01/2017	6,365,000	6,665,173
4.00%, 08/01/2018	1,165,000	1,243,847
5.00%, 08/01/2018	3,850,000	4,189,532
5.00%, 08/01/2021	6,000,000	7,147,380
5.00%, 08/01/2022	1,065,000	1,297,724
0.96%, 08/01/2025	500,000	500,030
5.00%, 08/01/2027	2,975,000	3,802,645
5.00%, 08/01/2028	5,275,000	6,763,394
5.00%, 08/01/2028	3,975,000	5,061,646
0.41%, 08/01/2034	10,965,000	10,965,000
City of Yonkers NY
4.00%, 07/01/2018	2,000,000	2,122,180
5.00%, 09/01/2022	2,350,000	2,823,995
5.00%, 09/01/2025	1,015,000	1,288,918
County of Erie NY
5.00%, 06/01/2017	1,000,000	1,039,830
5.00%, 09/15/2017	550,000	578,826
5.00%, 06/01/2018	500,000	540,860
5.00%, 09/15/2018	365,000	398,653
5.00%, 06/01/2019	1,000,000	1,119,040
5.00%, 09/15/2019	500,000	564,855
5.00%, 06/01/2020	500,000	576,775
5.00%, 09/15/2020	350,000	407,169
5.00%, 06/01/2021	750,000	888,045
5.00%, 09/15/2021	225,000	268,407
5.00%, 06/01/2025	1,630,000	2,086,579
County of Rockland NY
4.00%, 01/01/2021	1,100,000	1,220,901
County of Suffolk NY
2.00%, 07/27/2016	5,000,000	5,004,850
1.50%, 09/30/2016	7,500,000	7,513,950
3.00%, 10/15/2016	400,000	402,520

Metropolitan Transportation Authority
5.00%, 11/15/2019	2,005,000	2,277,740
5.00%, 11/15/2019	1,290,000	1,465,479
1.16%, 11/01/2026	520,000	520,135
0.92%, 11/01/2032	1,000,000	997,300
5.00%, 11/15/2040	1,850,000	2,238,297
Nassau County Industrial Development Agency
6.50%, 01/01/2034	481,250	479,758
6.70%, 01/01/2049	285,000	283,874
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 11/01/2018	1,650,000	1,814,142
5.00%, 02/01/2019	1,000,000	1,109,300
0.57%, 11/01/2022	2,000,000	2,000,000
0.64%, 11/01/2022	6,000,000	6,000,000
5.00%, 11/01/2028	1,500,000	1,926,420
5.00%, 11/01/2029	2,000,000	2,530,900
5.00%, 02/01/2040	1,785,000	2,219,362
5.00%, 02/01/2041	200,000	244,740
New York City Water & Sewer System
5.00%, 06/15/2031	6,075,000	7,668,169
0.60%, 06/15/2032	7,000,000	7,000,000
New York Convention Center Development Corp.
5.00%, 11/15/2033	3,000,000	3,741,360
New York Liberty Development Corp.
5.25%, 10/01/2035	1,900,000	2,558,046
5.38%, 11/15/2040 (Acquired 09/15/2015, Cost $1,566,236) (1)	1,500,000	1,782,330
5.00%, 11/15/2044 (Acquired 09/18/2015, Cost $1,510,189) (1)	1,500,000	1,737,090
New York State Dormitory Authority
5.00%, 03/15/2017	2,750,000	2,835,525
5.00%, 03/15/2018	4,000,000	4,295,760
5.00%, 12/15/2018	1,105,000	1,126,559
5.00%, 03/15/2019	3,500,000	3,904,565
5.00%, 03/15/2021	2,000,000	2,373,820
5.00%, 07/01/2022	250,000	300,075
5.00%, 07/01/2023	250,000	305,047

5.00%, 05/01/2024	4,870,000	6,078,296
5.00%, 07/01/2024	250,000	310,310
5.00%, 07/01/2025	250,000	314,447
5.00%, 03/15/2027	2,500,000	3,177,800
New York State Thruway Authority
5.00%, 05/01/2019	18,525,000	20,656,486
New York State Urban Development Corp.
5.00%, 03/15/2020	3,215,000	3,698,858
5.00%, 03/15/2023	700,000	870,030
5.00%, 03/15/2024	400,000	507,656
5.00%, 03/15/2035	2,800,000	3,416,112
New York Transportation Development Corp.
5.00%, 01/01/2023	125,000	151,428
5.00%, 08/01/2031	2,975,000	3,251,348
5.00%, 07/01/2046	800,000	921,456
5.25%, 01/01/2050	210,000	245,771
Port Authority of New York & New Jersey
5.00%, 09/01/2017	3,000,000	3,146,400
5.00%, 10/15/2033	3,500,000	4,231,710
Sales Tax Asset Receivable Corp.
5.00%, 10/15/2017	1,500,000	1,584,885
Suffolk County Economic Development Corp.
5.00%, 07/01/2028	300,000	358,224
5.00%, 07/01/2028	1,750,000	1,975,785
Tompkins County Development Corp.
5.00%, 07/01/2044	125,000	141,876
Town of Oyster Bay NY
4.00%, 06/01/2018	500,000	505,615
Upper Mohawk Valley Regional Water Finance Authority
5.00%, 04/01/2019	500,000	556,285
Westchester County Local Development Corp.
5.50%, 05/01/2042	150,000	176,301

		204,937,216

North Carolina - 2.17%
Charlotte-Mecklenburg Hospital Authority/The
5.00%, 01/15/2031	1,500,000	1,773,000

County of Mecklenburg NC
5.00%, 08/01/2018	3,000,000	3,269,760
5.00%, 12/01/2021	2,050,000	2,480,213
County of Wake NC
5.00%, 03/01/2020	1,515,000	1,747,143
5.00%, 09/01/2021	350,000	421,113
5.00%, 12/01/2027	3,785,000	4,992,415
North Carolina Capital Facilities Finance Agency
5.00%, 06/01/2019	500,000	551,170
0.85%, 12/01/2020	300,000	300,000
5.00%, 06/01/2021	500,000	574,755
North Carolina Eastern Municipal Power Agency
5.00%, 01/01/2020	1,000,000	1,104,490
5.00%, 01/01/2021	1,420,000	1,568,376
5.00%, 01/01/2021	1,965,000	2,311,803
5.00%, 01/01/2026	5,000,000	5,522,450
North Carolina Medical Care Commission
6.25%, 07/01/2035	1,000,000	1,187,520
5.00%, 09/01/2037	2,000,000	2,184,400
4.88%, 07/01/2040	550,000	592,911
North Carolina Municipal Power Agency No 1
5.00%, 01/01/2020	1,100,000	1,256,882
5.00%, 01/01/2025	2,935,000	3,241,678
5.00%, 01/01/2026	2,515,000	2,777,793
State of North Carolina
5.00%, 06/01/2017	2,400,000	2,496,696
5.00%, 05/01/2018	800,000	863,896
5.00%, 06/01/2020	1,360,000	1,580,755

		42,799,219

North Dakota - 0.03%
City of Hazen ND
2.50%, 07/01/2017	500,000	500,360

Ohio - 1.92%
American Municipal Power, Inc.
5.00%, 02/15/2046	740,000	900,661
Buckeye Tobacco Settlement Financing Authority
6.50%, 06/01/2047	3,000,000	3,078,090
City of Cleveland OH Airport System Revenue
5.25%, 01/01/2018	1,215,000	1,291,545

Clermont County Port Authority
5.00%, 12/01/2029	750,000	927,480
5.00%, 12/01/2030	850,000	1,047,081
5.00%, 12/01/2031	650,000	797,621
County of Cuyahoga OH
5.00%, 12/01/2026	2,500,000	3,080,600
Ohio Air Quality Development Authority
5.70%, 08/01/2020	1,500,000	1,665,570
Ohio Housing Finance Agency
0.85%, 08/01/2017	2,000,000	2,002,340
Ohio Water Development Authority
4.00%, 12/01/2033	3,285,000	3,386,868
Southeastern Ohio Port Authority
5.75%, 12/01/2032	220,000	253,339
5.50%, 12/01/2043	1,000,000	1,116,700
State of Ohio
4.00%, 09/01/2021	3,980,000	4,573,856
1.70%, 11/01/2022	3,000,000	3,025,950
University of Akron/The
5.00%, 01/01/2037	6,675,000	8,128,415
University of Cincinnati
5.00%, 06/01/2027	2,000,000	2,578,100

		37,854,216

Oklahoma - 0.43%
Cleveland County Educational Facilities Authority
5.00%, 07/01/2018	1,000,000	1,079,490
Garvin County Educational Facilities Authority
4.00%, 09/01/2017	500,000	518,145
5.00%, 12/01/2024	515,000	629,042
5.00%, 12/01/2025	545,000	674,492
5.00%, 12/01/2026	320,000	399,526
Oklahoma County Finance Authority
5.70%, 04/01/2025	650,000	650,774
5.13%, 04/01/2042	1,900,000	1,893,122
Oklahoma Development Finance Authority
3.00%, 06/01/2022	1,015,000	1,108,502
4.00%, 06/01/2023	1,305,000	1,518,159

		8,471,252

Oregon - 0.63%
Klamath Falls Intercommunity Hospital Authority
5.00%, 09/01/2031	200,000	246,804
5.00%, 09/01/2032	270,000	331,819
5.00%, 09/01/2046	1,000,000	1,204,000
Port of Portland OR
5.00%, 07/01/2032	1,000,000	1,204,850
5.00%, 07/01/2033	3,485,000	4,190,434
State of Oregon Department of Transportation
5.00%, 11/15/2023	2,000,000	2,238,100
State of Oregon Housing & Community Services Department
0.80%, 08/01/2018	3,000,000	2,998,980

		12,414,987

Pennsylvania - 7.25%
Allegheny County Airport Authority
5.00%, 01/01/2017	1,755,000	1,790,609
Beaver County Industrial Development Authority
3.50%, 12/01/2035	3,285,000	3,336,509
Capital Region Water
5.00%, 07/15/2023	1,750,000	2,127,002
Central Greene School District
5.00%, 02/15/2018	860,000	916,450
Chester County Industrial Development Authority
0.65%, 02/01/2017	3,350,000	3,348,224
City of Philadelphia PA
2.00%, 08/01/2016	5,805,000	5,811,211
5.00%, 08/01/2017	2,000,000	2,089,040
5.00%, 08/01/2023	4,000,000	4,840,160
5.00%, 07/15/2026	2,475,000	3,010,615
5.00%, 08/01/2028	6,000,000	7,368,840
Commonwealth Financing Authority
5.00%, 06/01/2025	1,500,000	1,879,185
Commonwealth of Pennsylvania
5.00%, 04/01/2017	1,000,000	1,032,180
5.00%, 02/01/2020	2,050,000	2,325,212

5.00%, 02/01/2021	1,400,000	1,622,320
5.00%, 08/15/2021	1,015,000	1,191,234
5.00%, 02/01/2022	1,470,000	1,736,144
5.00%, 09/15/2022	1,750,000	2,093,665
5.00%, 02/01/2023	1,440,000	1,736,165
5.00%, 03/15/2023	9,970,000	12,056,522
5.00%, 02/01/2024	1,620,000	1,990,429
5.00%, 09/15/2026	2,000,000	2,546,440
County of Allegheny PA
4.00%, 12/01/2017	3,725,000	3,893,593
Cumberland County Municipal Authority
5.25%, 01/01/2041	170,000	178,495
Dauphin County General Authority
5.00%, 06/01/2020	815,000	935,082
Delaware County Authority
5.00%, 08/01/2030	1,150,000	1,440,260
Delaware Valley Regional Finance Authority
5.75%, 07/01/2017	3,000,000	3,148,920
Lancaster County Hospital Authority/PA
5.00%, 07/01/2045	1,970,000	2,228,582
Montgomery County Industrial Development Authority/PA
5.25%, 01/15/2036	2,500,000	2,841,750
5.25%, 01/01/2040	1,510,000	1,566,489
5.38%, 01/01/2050	500,000	519,845
Northampton County General Purpose Authority
5.50%, 08/15/2040	125,000	135,936
Octorara Area School District
5.00%, 06/01/2018	375,000	403,718
Pennsylvania Economic Development Financing Authority
0.85%, 08/01/2045	1,000,000	1,000,000
Pennsylvania Higher Educational Facilities Authority
5.00%, 06/15/2024	3,005,000	3,726,140
5.00%, 06/15/2024	1,000,000	1,239,150
5.00%, 06/15/2025	1,855,000	2,336,243
1.20%, 11/01/2031	2,500,000	2,497,700
Pennsylvania State University
5.00%, 03/01/2017	1,500,000	1,543,530

5.00%, 09/01/2020	2,440,000	2,843,600
5.00%, 09/01/2021	1,400,000	1,675,100
5.00%, 09/01/2022	2,295,000	2,809,195
Pennsylvania Turnpike Commission
5.00%, 06/01/2029	5,000,000	6,110,050
Reading School District
5.00%, 02/01/2018	1,450,000	1,537,508
5.00%, 02/01/2019	1,660,000	1,805,449
5.00%, 02/01/2020	1,000,000	1,117,490
5.00%, 02/01/2020	1,000,000	1,117,490
5.00%, 02/01/2021	1,000,000	1,138,340
5.00%, 02/01/2022	1,920,000	2,222,131
Redevelopment Authority of the City of Philadelphia
5.00%, 04/15/2023	1,335,000	1,570,881
School District of Philadelphia/The
5.00%, 09/01/2018	150,000	159,956
State Public School Building Authority
4.00%, 12/01/2020	1,590,000	1,770,099
5.00%, 12/01/2022	7,370,000	8,855,571
5.00%, 04/01/2023	2,500,000	2,768,525
5.00%, 06/15/2025	3,000,000	3,653,940
5.00%, 06/01/2029	500,000	607,520
5.00%, 12/01/2029	5,000,000	6,228,000
Susquehanna Area Regional Airport Authority
6.50%, 01/01/2038	475,000	504,051

		142,978,485

Puerto Rico - 0.16%
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.13%, 07/01/2047	1,000,000	1,038,710
Puerto Rico Electric Power Authority
5.00%, 07/01/2019	1,500,000	1,514,580
5.50%, 07/01/2019	500,000	520,195
5.25%, 07/01/2027	145,000	150,158

		3,223,643

Rhode Island - 0.38%
Providence Redevelopment Agency
5.00%, 04/01/2028	1,200,000	1,377,228

Rhode Island Commerce Corp.
5.00%, 06/15/2019	1,040,000	1,158,685
5.00%, 06/15/2020	3,200,000	3,665,440
5.00%, 06/15/2021	625,000	732,062
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund
5.00%, 10/01/2028	500,000	640,960

		7,574,375

South Carolina - 1.81%
City of Woodruff SC Sewer System Revenue
1.05%, 04/01/2017	3,000,000	2,998,680
Fort Mill School Facilities Corp.
3.00%, 12/01/2016	1,420,000	1,434,257
Piedmont Municipal Power Agency
5.00%, 01/01/2017	13,185,000	13,456,347
Scago Educational Facilities Corp for Sumter County School 17
4.00%, 12/01/2019	630,000	683,582
4.00%, 12/01/2021	1,895,000	2,098,390
Scago Educational Facilities Corp for Union School District
5.00%, 12/01/2023	1,060,000	1,289,172
South Carolina Public Service Authority
5.00%, 12/01/2050	8,640,000	10,301,040
South Carolina State Housing Finance & Development Authority
1.05%, 01/01/2019	3,500,000	3,496,570

		35,758,038

South Dakota - 0.25%
South Dakota Health & Educational Facilities Authority
3.00%, 11/01/2017	450,000	462,303
5.00%, 09/01/2019	300,000	334,965
5.00%, 11/01/2029	800,000	979,480
5.00%, 11/01/2030	1,000,000	1,220,600
5.00%, 11/01/2042	145,000	166,064
5.00%, 11/01/2045	1,500,000	1,774,380

		4,937,792

Tennessee - 1.39%
Chattanooga Health Educational & Housing Facility Board
4.00%, 10/01/2016	2,120,000	2,135,073
3.00%, 10/01/2018	500,000	519,115

3.00%, 10/01/2019	600,000	632,412
5.00%, 10/01/2021	1,000,000	1,171,740
5.00%, 10/01/2022	325,000	389,259
5.00%, 10/01/2030	500,000	605,720
5.00%, 10/01/2032	1,215,000	1,442,035
5.00%, 10/01/2035	2,260,000	2,662,077
Johnson City Health & Educational Facilities Board
5.00%, 08/15/2042	2,000,000	2,215,800
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
5.00%, 07/01/2046	1,500,000	1,814,820
Metropolitan Government of Nashville & Davidson County TN
5.00%, 07/01/2017	8,000,000	8,350,400
Tennessee Energy Acquisition Corp.
5.00%, 09/01/2016	1,020,000	1,027,365
5.00%, 02/01/2023	870,000	1,045,940
5.00%, 02/01/2027	2,725,000	3,391,535

		27,403,291

Texas - 12.27%
Alamito Public Facility Corp.
1.00%, 10/01/2018	700,000	699,181
Alamo Community College District
4.00%, 02/15/2019	1,000,000	1,083,790
4.00%, 02/15/2020	1,000,000	1,111,320
4.00%, 02/15/2021	715,000	810,674
4.00%, 02/15/2022	665,000	766,472
4.00%, 02/15/2023	1,000,000	1,173,200
Aledo Independent School District
5.00%, 02/15/2043	475,000	593,346
Austin Convention Enterprises, Inc.
5.25%, 01/01/2024	1,330,000	1,352,038
Board of Managers Joint Guadalupe County-City of Seguin Hospital
5.25%, 12/01/2035	525,000	591,328
Brazos Harbor Industrial Development Corp.
5.90%, 05/01/2038	1,000,000	1,076,030
Central Texas Regional Mobility Authority
5.00%, 01/01/2022	990,000	1,164,973
5.00%, 01/01/2034	1,475,000	1,764,882

6.00%, 01/01/2041	2,125,000	2,593,116
5.00%, 01/01/2042	1,335,000	1,499,672
5.00%, 01/01/2046	1,600,000	1,901,728
Central Texas Turnpike System
5.00%, 08/15/2037	2,500,000	2,942,025
City of Austin TX
5.00%, 09/01/2019	610,000	690,416
5.00%, 09/01/2033	2,920,000	3,685,507
City of Austin TX Water & Wastewater System Revenue
5.00%, 11/15/2020	1,350,000	1,579,716
5.00%, 11/15/2028	1,000,000	1,304,450
5.00%, 11/15/2030	4,000,000	5,182,680
City of Dallas TX Waterworks & Sewer System Revenue
5.00%, 10/01/2028	2,750,000	3,514,472
City of El Paso TX
5.00%, 08/15/2025	2,245,000	2,882,939
City of Houston TX Airport System Revenue
5.00%, 07/01/2017	1,500,000	1,562,670
City Public Service Board of San Antonio TX
5.00%, 02/01/2017	2,075,000	2,127,892
5.00%, 02/01/2017	1,175,000	1,205,021
5.00%, 02/01/2032	4,250,000	4,356,633
3.00%, 12/01/2045	5,000,000	5,367,000
County of El Paso TX
5.00%, 02/15/2031	1,280,000	1,588,851
County of Williamson TX
5.00%, 02/15/2021	1,000,000	1,184,160
Cypress-Fairbanks Independent School District
5.00%, 02/15/2017	1,205,000	1,237,812
5.00%, 02/15/2021	4,720,000	5,558,839
3.00%, 02/15/2040	4,000,000	4,100,480
3.00%, 02/15/2040	5,000,000	5,213,400
5.00%, 02/15/2044	500,000	604,190
Dallas Area Rapid Transit
5.00%, 12/01/2028	2,160,000	2,379,262
Dallas County Community College District
5.00%, 02/15/2021	7,610,000	8,985,051
5.00%, 02/15/2022	7,665,000	9,286,454

Dallas Independent School District
5.00%, 02/15/2036	5,000,000	5,994,450
Dallas Performing Arts Cultural Facilities Corp.
0.46%, 09/01/2041	10,000,000	10,000,000
Dallas/Fort Worth International Airport
5.00%, 11/01/2017	1,000,000	1,057,870
5.00%, 11/01/2023	245,000	298,346
5.00%, 11/01/2038	3,000,000	3,414,570
Edinburg Consolidated Independent School District/TX
5.00%, 02/15/2028	1,140,000	1,460,534
Fort Bend Independent School District
0.66%, 08/01/2040	1,695,000	1,695,237
Garland Independent School District
5.00%, 02/15/2021	1,000,000	1,176,740
5.00%, 02/15/2022	1,000,000	1,203,090
Harris County Cultural Education Facilities Finance Corp.
4.00%, 12/01/2016	500,000	506,825
5.00%, 06/01/2018	3,000,000	3,238,620
5.00%, 01/01/2043	120,000	127,712
Harris County Flood Control District
5.00%, 10/01/2025	1,000,000	1,274,640
Harris County Health Facilities Development Corp.
7.25%, 12/01/2035	4,500,000	5,197,500
Houston Independent School District
0.95%, 06/01/2035	1,000,000	1,002,240
Love Field Airport Modernization Corp.
5.00%, 11/01/2028	250,000	288,450
5.25%, 11/01/2040	1,435,000	1,648,844
Lower Colorado River Authority
5.00%, 05/15/2020	1,070,000	1,232,897
5.00%, 05/15/2020	340,000	391,761
5.00%, 05/15/2021	800,000	945,120
5.00%, 05/15/2022	1,025,000	1,236,960
Mission Economic Development Corp.
5.75%, 10/01/2031 (Acquired 05/09/2016 through 05/23/2016, Cost $2,363,855) (1)	2,250,000	2,406,127

New Hope Cultural Education Facilities Corp.
5.00%, 04/01/2031	335,000	398,040
5.00%, 07/01/2035	2,000,000	2,366,600
5.00%, 04/01/2036	355,000	414,874
5.00%, 07/01/2047	1,075,000	1,222,372
5.00%, 04/01/2048	1,250,000	1,422,313
North Texas Municipal Water District
5.00%, 06/01/2017	2,230,000	2,319,022
North Texas Tollway Authority
5.00%, 09/01/2020	1,445,000	1,682,081
5.00%, 01/01/2022	325,000	389,808
5.00%, 01/01/2023	3,500,000	4,288,375
5.00%, 01/01/2031	1,900,000	2,287,144
5.00%, 01/01/2033	3,150,000	3,821,202
5.00%, 01/01/2036	550,000	674,333
5.00%, 01/01/2039	125,000	152,070
6.25%, 01/01/2039	65,000	72,880
6.25%, 01/01/2039	275,000	312,186
5.00%, 01/01/2040	2,000,000	2,344,680
5.00%, 01/01/2045	5,000,000	5,963,100
0.41%, 01/01/2049	10,000,000	10,000,000
Plano Independent School District
5.00%, 02/15/2018	820,000	877,384
5.00%, 02/15/2020	550,000	630,300
5.00%, 02/15/2021	550,000	648,835
5.00%, 02/15/2022	225,000	271,372
Rockwall Independent School District
5.00%, 02/15/2046	2,200,000	2,684,506
San Antonio Electric and Gas Revenue Bond
5.00%, 02/01/2020	1,000,000	1,144,840
State of Texas
5.00%, 08/01/2019	2,815,000	3,178,022
5.00%, 10/01/2019	1,950,000	2,211,768
5.00%, 04/01/2020	2,845,000	3,059,314
2.00%, 08/01/2025	1,000,000	1,010,810
5.00%, 04/01/2028	5,000,000	6,469,450
5.00%, 10/01/2032	5,000,000	6,321,700
5.00%, 04/01/2035	2,500,000	3,145,325

Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2035	1,750,000	1,944,583
5.00%, 11/15/2040	1,800,000	1,982,088
Texas Municipal Gas Acquisition & Supply Corp I
1.89%, 12/15/2026	2,000,000	1,814,140
6.25%, 12/15/2026	4,750,000	6,139,850
Texas Municipal Gas Acquisition & Supply Corp III
5.00%, 12/15/2019	3,000,000	3,386,460
5.00%, 12/15/2032	3,000,000	3,449,400
Texas Transportation Commission State Highway Fund
5.00%, 10/01/2023	5,000,000	6,269,700
Texas Water Development Board
5.00%, 10/15/2040	1,000,000	1,237,510
The University of Texas System
5.00%, 08/15/2019	685,000	774,276
5.00%, 08/15/2021	505,000	605,071
5.00%, 08/15/2026	1,750,000	2,316,685

		242,224,672

Utah - 0.35%
Utah Transit Authority
0.00%, 06/15/2035	16,935,000	6,832,087

Virgin Islands - 0.18%
Virgin Islands Public Finance Authority
5.00%, 10/01/2032	3,000,000	3,453,870

Virginia - 4.03%
Chesterfield County Economic Development Authority
5.00%, 05/01/2023	200,000	221,416
City of Norfolk VA Water Revenue
5.00%, 11/01/2017	1,000,000	1,058,280
County of Arlington VA
5.00%, 08/15/2020	1,630,000	1,904,688
County of Botetourt VA
4.75%, 07/01/2023	100,000	103,974
6.00%, 07/01/2034	1,500,000	1,618,230
County of Fairfax VA
5.00%, 10/01/2017	5,320,000	5,612,547
Fairfax County Economic Development Authority
5.00%, 04/01/2017	1,785,000	1,843,655

Fairfax County Industrial Development Authority
5.00%, 05/15/2035	1,175,000	1,394,643
5.00%, 05/15/2044	750,000	898,972
Fredericksburg Economic Development Authority
5.00%, 06/15/2031	500,000	597,475
Greater Richmond Convention Center Authority
5.00%, 06/15/2020	1,000,000	1,149,610
Hanover County Economic Development Authority
5.00%, 07/01/2042	1,000,000	1,062,060
5.00%, 07/01/2047	2,000,000	2,118,620
Norfolk Economic Development Authority
5.00%, 11/01/2020	645,000	753,792
Richmond Metropolitan Transportation Authority/The
5.25%, 07/15/2017	200,000	203,576
Stafford County Economic Development Authority
5.00%, 06/15/2030	150,000	185,207
5.00%, 06/15/2033	150,000	182,532
4.00%, 06/15/2037	50,000	53,913
Virginia College Building Authority
5.00%, 02/01/2017	200,000	205,134
5.00%, 02/01/2017	500,000	512,835
5.00%, 02/01/2018	5,000,000	5,341,500
3.00%, 09/01/2025	2,000,000	2,231,680
5.00%, 07/01/2030 (Acquired 12/17/2015, Cost $523,283) (1)	500,000	568,965
5.00%, 07/01/2045 (Acquired 09/17/2015, Cost $500,000) (1)	500,000	552,525
5.00%, 07/01/2045 (Acquired 09/17/2015, Cost $1,000,000) (1)	1,000,000	1,105,050
Virginia Commonwealth Transportation Board
5.00%, 05/15/2021	2,280,000	2,716,187
5.00%, 05/15/2022	2,000,000	2,440,060
5.00%, 05/15/2023	2,000,000	2,498,900
5.00%, 05/15/2026	5,000,000	6,614,200
Virginia Public School Authority
5.00%, 08/01/2017	1,310,000	1,372,212
5.00%, 07/15/2018	1,510,000	1,642,563
5.00%, 08/01/2018	1,480,000	1,610,195
5.00%, 07/15/2020	3,000,000	3,495,480

5.00%, 08/01/2021	6,000,000	7,170,300
5.00%, 08/01/2022	2,505,000	3,077,042
5.00%, 08/01/2024	1,000,000	1,279,040
5.00%, 08/01/2026	2,220,000	2,950,957
Virginia Small Business Financing Authority
5.00%, 01/01/2040	1,555,000	1,708,758
5.50%, 01/01/2042	3,595,000	4,219,524
Wise County Industrial Development Authority
1.88%, 11/01/2040	5,000,000	5,110,950

		79,387,247

Washington - 2.14%
City of Kent WA
5.00%, 12/01/2027	695,000	890,802
5.00%, 12/01/2028	860,000	1,101,394
City of Tacoma WA Solid Waste Utility Revenue
5.00%, 12/01/2031	460,000	563,693
County of King WA Sewer Revenue
0.43%, 01/01/2032	8,250,000	8,250,000
Energy Northwest
5.00%, 07/01/2018	1,000,000	1,084,660
5.00%, 07/01/2027	1,000,000	1,278,710
Skagit County Public Hospital District No 1
5.00%, 12/01/2020	1,000,000	1,124,470
State of Washington
5.00%, 01/01/2019	2,000,000	2,210,020
5.00%, 07/01/2019	3,150,000	3,542,585
5.00%, 02/01/2020	2,420,000	2,764,995
5.00%, 07/01/2021	1,200,000	1,424,532
5.00%, 08/01/2021	2,000,000	2,377,600
5.00%, 07/01/2025	2,000,000	2,582,540
5.00%, 08/01/2027	550,000	703,010
5.00%, 07/01/2030	2,480,000	3,146,921
5.00%, 07/01/2031	5,000,000	6,222,800
Washington Health Care Facilities Authority
5.00%, 10/01/2017	1,150,000	1,210,892
5.00%, 10/01/2021	1,510,000	1,800,328

		42,279,952

West Virginia - 0.23%
West Virginia Economic Development Authority
1.20%, 02/01/2018	3,500,000	3,505,180
5.38%, 12/01/2038	885,000	992,784

		4,497,964

Wisconsin - 0.57%
County of La Crosse WI
3.00%, 10/01/2017	510,000	525,239
Public Finance Authority
5.00%, 12/01/2025	500,000	585,860
4.13%, 05/01/2026 (Acquired 05/12/2016, Cost $800,000) (1)	800,000	815,840
4.00%, 08/01/2035	2,750,000	2,856,315
State of Wisconsin
5.00%, 05/01/2018	1,000,000	1,078,730
5.00%, 11/01/2020	2,005,000	2,350,622
Stratford School District/WI
2.00%, 08/09/2016	1,900,000	1,902,356
Wisconsin Health & Educational Facilities Authority
5.00%, 08/15/2016	500,000	502,455
5.00%, 12/01/2022	560,000	670,527

		11,287,944

Total Municipal Bonds (Cost $1,872,105,522)		$1,924,476,335

	Shares	Value
SHORT-TERM INVESTMENTS - 7.50%

Money Market Funds - 7.50%
Fidelity Institutional Money Market Government Funds - Class I, 0.26% (3)	73,905,796	$73,905,796
Goldman Sachs Financial Square Treasury Solutions Fund - Class I, 0.16% (3)	73,905,795	73,905,795

Total Short-Term Investments (Cost $147,811,591)		$147,811,591

TOTAL INVESTMENTS IN SECURITIES - 105.09% (Cost $2,019,917,113)		$2,072,287,926
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.09)%		(100,328,095)

TOTAL NET ASSETS - 100.00%		$1,971,959,831

Percentages are stated as a percent of net assets.

(1)	Security is restricted as defined in Rule 144(A) under the Securities Act of 1933. The value of these securities total $23,997,306, which represents 1.22% of total net assets.
(2)	Security is treated as illiquid by the Fund. The value of this security totals $963,433, which represents 0.05% of total net assets.
(3)	Represents annualized seven-day yield as of the close of the reporting period.

Open Futures Contracts

			Settlement	Notional		Unrealized
Number of Contracts Sold	Description	Counterparty	Month	Amount	Value	Depreciation
(150)	U.S. 5 Year Note Future	J.P. Morgan	Sep. 2016	(18,324,324)	(18,324,609)	$(285)

						$(285)

Bridge Builder Large Cap Growth Fund

Schedule of Investments

June 30, 2016

	Shares	Value
COMMON STOCKS - 95.77%

Consumer Discretionary - 18.00%
Adidas AG	29,402	$4,220,653
Advance Auto Parts, Inc.	23,823	3,850,511
Amazon.com, Inc. (1)	95,223	68,143,483
AMC Networks, Inc. (1)	1,353	81,748
Aramark	2,386	79,740
AutoNation, Inc. (1)	590	27,718
AutoZone, Inc. (1)	14,940	11,859,970
Bed Bath & Beyond, Inc.	357	15,430
Borgwarner, Inc.	601	17,742
Brinker International, Inc.	1,297	59,052
Brunswick Corp.	1,682	76,228
Burlington Stores, Inc. (1)	920	61,373
Cabela’s, Inc. (1)	115	5,757
Cable One, Inc.	108	55,232
CalAtlantic Group, Inc.	210	7,709
CarMax, Inc. (1)	4,418	216,615
Carter’s, Inc.	1,136	120,950
CBS Corp.	9,326	507,707
Charter Communications, Inc. (1)	4,621	1,056,545
Chipotle Mexican Grill, Inc. (1)	44,704	18,004,983
Choice Hotels International, Inc.	517	24,620
Cinemark Holdings, Inc.	2,420	88,233
Clear Channel Outdoor Holdings, Inc.	338	2,102
Coach, Inc.	1,205	49,092
Comcast Corp. - Class A	168,406	10,978,387
D. R. Horton, Inc.	4,233	133,255
Darden Restaurants, Inc.	2,663	168,674
Delphi Automotive Plc	185,730	11,626,698
Dick’s Sporting Goods, Inc.	1,560	70,294
Discovery Communications, Inc. - Class A (1)	3,247	81,922

Discovery Communications, Inc. - Class C (1)	5,110	121,874
DISH Network Corp. (1)	3,872	202,893
Dollar General Corp.	226,501	21,291,094
Dollar Tree, Inc. (1)	5,231	492,969
Domino’s Pizza, Inc.	1,141	149,905
Dunkin’ Brands Group, Inc.	2,095	91,384
Expedia, Inc.	2,774	294,876
Extended Stay America, Inc.	233	3,483
Foot Locker, Inc.	2,773	152,127
Gap, Inc.	326	6,918
Gentex Corp.	4,173	64,473
Genuine Parts Co.	3,183	322,279
Groupon, Inc. (1)	9,263	30,105
Hanesbrands, Inc.	8,616	216,520
Harley-Davidson, Inc.	4,138	187,451
Harman International Industries, Inc.	745	53,506
Hasbro, Inc.	2,568	215,686
Hilton Worldwide Holdings, Inc.	10,539	237,444
Home Depot, Inc.	28,720	3,667,257
Hyatt Hotels Corp. (1)	31	1,523
Industria De Diseno Textil SA - ADR	526,870	8,777,654
Interpublic Group of Companies, Inc.	9,264	213,998
J.C. Penney Co., Inc. (1)	344,455	3,058,760
Johnson Controls, Inc.	4,472	197,931
Kate Spade & Co. (1)	2,870	59,151
L Brands, Inc.	1,004	67,399
Las Vegas Sands Corp.	8,418	366,099
Lear Corp.	1,397	142,159
Leggett & Platt, Inc.	3,090	157,930
Lennar Corp. - Class A	2,157	99,438
Lennar Corp. - Class B	157	5,848
Liberty Interactive Corp. (1)	5,713	144,939
Liberty Ventures (1)	566	20,982
Lions Gate Entertainment Corp.	1,380	27,917
Live Nation Entertainment, Inc. (1)	1,711	40,209
LKQ Corp. (1)	6,974	221,076
Lowes Companies, Inc.	687,748	54,449,009

Lululemon Athletica, Inc. (1)	2,219	163,895
Marriott International, Inc.	111,673	7,421,788
Mattel, Inc.	7,945	248,599
McDonald’s Corp.	65,468	7,878,419
MGM Resorts International (1)	976	22,087
Michael Kors Holdings Ltd. (1)	3,923	194,110
Mohawk Industries, Inc. (1)	1,115	211,582
Morningstar, Inc.	413	33,775
Murphy USA, Inc. (1)	514	38,118
Netflix, Inc. (1)	117,180	10,719,626
Newell Brands, Inc.	171,661	8,337,575
Nike, Inc.	588,594	32,490,389
Nordstrom, Inc.	2,840	108,062
Norwegian Cruise Line Holdings Ltd. (1)	338	13,466
NVR, Inc. (1)	80	142,427
Omnicom Group, Inc.	5,443	443,550
O’Reilly Automotive, Inc. (1)	2,179	590,727
Panera Bread Co. (1)	517	109,573
Polaris Industries, Inc.	1,375	112,420
Pool Corp.	922	86,696
Pulte Group, Inc.	2,338	45,568
Ralph Lauren Corp.	79	7,080
Regal Entertainment Group	521	11,483
Ross Stores, Inc.	157,099	8,905,942
Sally Beauty Holdings, Inc. (1)	201,563	5,927,968
Scripps Networks Interactive, Inc.	1,882	117,192
Service Corp. International	4,260	115,190
ServiceMaster Global Holdings, Inc. (1)	3,097	123,261
Shake Shack, Inc. (1)	42,933	1,564,049
Signet Jewelers Ltd.	1,637	134,905
Sirius XM Holdings, Inc. (1)	40,684	160,702
Six Flags Entertainment Corp.	1,655	95,907
Skechers USA, Inc. (1)	2,977	88,476
Starbucks Corp.	523,535	29,904,319
Starwood Hotels & Resorts Worldwide, Inc.	2,284	168,902
Starz (1)	1,907	57,057
Steven Madden Ltd. (1)	136,275	4,657,880

Target Corp.	1,460	101,937
Tempur Sealy International, Inc. (1)	1,216	67,269
Tesla Motors, Inc. (1)	29,434	6,248,250
The Madison Square Garden Co. (1)	52,721	9,094,900
The Michaels Companies, Inc. (1)	1,668	47,438
The Priceline Group, Inc. (1)	24,896	31,080,415
Thor Industries, Inc.	1,107	71,667
Time Warner, Inc.	11,922	876,744
TJX Companies, Inc.	15,245	1,177,371
Toll Brothers, Inc. (1)	1,660	44,671
Tractor Supply Co.	3,080	280,834
Tribune Media Co.	139	5,446
TripAdvisor, Inc. (1)	2,603	167,373
Tupperware Brands Corp.	1,147	64,553
Twenty-First Century Fox, Inc. - Class A	19,430	525,582
Twenty-First Century Fox, Inc. - Class B	8,660	235,985
Ulta Salon Cosmetics & Fragrance, Inc. (1)	1,358	330,863
Under Armour, Inc. (1)	4,232	154,044
Under Armour, Inc. (1)	4,183	167,864
Urban Outfitters, Inc. (1)	1,589	43,698
Vail Resorts, Inc.	823	113,763
VF Corp.	107,010	6,580,045
Viacom, Inc. - Class A	260	12,069
Viacom, Inc. - Class B	7,067	293,068
Vista Outdoor, Inc. (1)	297	14,176
Visteon Corp.	819	53,898
Walt Disney Co.	103,121	10,087,296
Wendy’s Co.	2,734	26,301
Whirlpool Corp.	170	28,329
Williams-Sonoma, Inc.	2,046	106,658
Wyndham Worldwide Corp.	2,537	180,711
Wynn Resorts Ltd.	1,668	151,188
Yum! Brands, Inc.	8,902	738,154

		418,172,014

Consumer Staples - 9.01%
Altria Group, Inc.	45,149	3,113,475
Blue Buffalo Pet Products, Inc. (1)	1,362	31,789

Brown Forman Corp. - Class A	586	63,306
Brown Forman Corp. - Class B	2,145	213,985
Campbell Soup Co.	4,335	288,407
Casey’s General Stores, Inc.	888	116,781
Church & Dwight Co., Inc.	2,975	306,098
Clorox Co.	2,558	354,002
Coca Cola Co.	67,256	3,048,714
Colgate Palmolive Co.	351,904	25,759,373
ConAgra Foods, Inc.	7,994	382,193
Constellation Brands, Inc.	3,819	631,663
Costco Wholesale Corp.	137,884	21,653,303
Coty, Inc.	575	14,944
CVS Health Corp.	127,404	12,197,659
Dr Pepper Snapple Group, Inc.	4,268	412,417
Energizer Holdings, Inc.	438	22,553
Flowers Foods, Inc.	3,762	70,537
General Mills, Inc.	13,710	977,797
Herbalife Ltd. (1)	1,685	98,623
Hormel Foods Corp.	5,408	197,933
Ingredion, Inc.	1,158	149,857
Kellogg Co.	88,533	7,228,719
Kimberly-Clark Corp.	7,060	970,609
Kraft Heinz Co.	1,748	154,663
Kroger Co.	339,705	12,497,747
Lauder Estee Companies, Inc.	5,008	455,828
McCormick & Co, Inc.	2,689	286,836
Mead Johnson Nutrition Co.	1,538	139,573
Molson Coors Brewing Co.	159,415	16,121,639
Mondelez International, Inc.	532,282	24,224,154
Monster Beverage Corp. (1)	28,871	4,639,858
Nu Skin Enterprises, Inc.	396	18,291
PepsiCo, Inc.	29,000	3,072,260
Philip Morris International, Inc.	3,846	391,215
Pilgrim’s Pride Corp.	165	4,204
Post Holdings, Inc. (1)	847	70,038
Procter & Gamble Co.	340,276	28,811,169
Reynolds American, Inc.	130,791	7,053,559

Rite Aid Corp. (1)	23,500	176,015
Spectrum Brands Holdings, Inc.	576	68,723
Sprouts Farmers Market, Inc. (1)	3,188	73,005
Sysco Corp.	12,100	613,954
The Hain Celestial Group, Inc. (1)	1,735	86,316
The Hershey Co.	3,238	367,481
TreeHouse Foods, Inc. (1)	395	40,547
Tyson Foods, Inc.	72,649	4,852,227
US Foods Holding Corp. (1)	1,020	24,725
Walgreens Boots Alliance, Inc.	107,364	8,940,200
WhiteWave Foods Co. (1)	3,971	186,399
Whole Foods Market, Inc.	548,704	17,569,502

		209,244,865

Energy - 3.10%
Apache Corp.	6,068	337,806
Cabot Oil & Gas Corp.	7,418	190,939
Chesapeake Energy Corp. (1)	1,168	4,999
Cimarex Energy Co.	338	40,330
Concho Resources, Inc. (1)	34,372	4,099,548
Continental Resources, Inc. (1)	881	39,883
Core Laboratories NV	127,697	15,820,381
Devon Energy Corp.	1,064	38,570
Diamondback Energy, Inc. (1)	403	36,758
EOG Resources, Inc.	71,955	6,002,486
Memorial Resource Development Corp. (1)	463	7,352
Newfield Exploration Co. (1)	1,157	51,116
ONEOK, Inc.	4,780	226,811
Parsley Energy, Inc. (1)	301	8,145
Pioneer Natural Resources Co.	25,975	3,927,680
Schlumberger Ltd.	518,669	41,016,345
Southwestern Energy Co. (1)	8,942	112,490
Spectra Energy Corp.	2,466	90,330
The Williams Companies, Inc.	2,615	56,563

		72,108,532

Financials - 7.30%
Affiliated Managers Group, Inc. (1)	26,281	3,699,576
Alexandria Real Estate Equities, Inc.	169	17,495

American Campus Communities, Inc.	105,635	5,584,922
American Tower Corp.	9,721	1,104,403
Ameriprise Financial, Inc.	1,091	98,026
AmTrust Financial Services, Inc.	104	2,548
Aon Plc	113,323	12,378,271
Arthur J. Gallagher & Co.	2,751	130,948
Artisan Partners Asset Management, Inc.	848	23,473
Bank of America Corp.	1,130,860	15,006,512
Boston Properties, Inc.	596	78,612
Brown & Brown, Inc.	160	5,995
Care Capital Properties, Inc.	188	4,928
CBOE Holdings, Inc.	1,880	125,246
CBRE Group, Inc. (1)	6,854	181,494
Charles Schwab Corp.	319,501	8,086,570
Citizens Financial Group, Inc.	4,990	99,700
Credit Acceptance Corp. (1)	202	37,386
Crown Castle International Corp.	6,862	696,013
CubeSmart	2,756	85,105
CyrusOne, Inc.	1,418	78,926
Digital Realty Trust, Inc.	2,354	256,562
Discover Financial Services	3,100	166,129
Eaton Vance Corp.	2,506	88,562
Empire State Realty Trust, Inc.	1,699	32,264
Equinix, Inc.	58,749	22,778,750
Equity Lifestyle Properties, Inc.	1,745	139,687
Erie Indemnity Co.	409	40,630
Essex Property Trust, Inc.	622	141,872
Extra Space Storage, Inc.	2,759	255,318
Federal Realty Investment Trust	1,644	272,164
Federated Investors, Inc.	2,137	61,503
First Republic Bank	2,676	187,293
Gaming and Leisure Properties, Inc.	4,276	147,436
Harford Financial Services Group, Inc.	204,430	9,072,603
Healthcare Trust of America, Inc.	2,270	73,412
Interactive Brokers Group, Inc.	180	6,372
Intercontinental Exchange, Inc.	107,580	27,536,177
Invesco Ltd.	1,580	40,353

Iron Mountain, Inc.	5,948	236,909
Lamar Advertising Co.	1,874	124,246
Lazard Ltd.	399	11,882
Lincoln National Corp.	1,240	48,075
LPL Financial Holdings, Inc.	283	6,376
MarketAxess Holdings, Inc.	838	121,845
Marsh & McLennan Companies, Inc.	12,021	822,958
Moody’s Corp.	3,517	329,578
Morgan Stanley	165,230	4,292,675
MSCI, Inc.	2,080	160,410
NorthStar Asset Management Group, Inc.	4,210	42,984
Omega Healthcare Investors, Inc.	1,561	52,996
Outfront Media, Inc.	508	12,278
Public Storage	3,402	869,517
Regency Centers Corp.	383	32,069
S&P Global, Inc.	6,078	651,926
SEI Investments Co.	2,917	140,337
Senior Housing Properties Trust	629	13,102
Signature Bank (1)	39,537	4,938,962
Simon Property Group, Inc.	6,433	1,395,318
Sovran Self Storage, Inc.	684	71,765
State Street Corp.	278,590	15,021,573
SVB Financial Group (1)	875	83,265
T. Rowe Price Group, Inc.	4,306	314,209
Tanger Factory Outlet Centers, Inc.	1,925	77,347
Taubman Centers, Inc.	664	49,269
TD Ameritrade Holding Corp.	5,078	144,596
The Progressive Corp.	1,277	42,780
Ventas, Inc.	2,427	176,734
Wells Fargo & Co.	441,950	20,917,494
Western Alliance Bancorp (1)	1,205	39,343
Willis Towers Watson Plc	76,873	9,556,083
XL Group Plc	2,103	70,051

		169,692,188

Healthcare - 17.27%
AbbVie, Inc.	37,342	2,311,843
ABIOMED, Inc. (1)	907	99,126

Acadia Healthcare Co., Inc. (1)	573	31,744
ACADIA Pharmaceuticals, Inc. (1)	2,065	67,030
Aetna, Inc.	74,551	9,104,914
Agilent Technologies, Inc.	1,948	86,413
Agios Pharmaceuticals, Inc. (1)	617	25,849
Akorn, Inc. (1)	1,871	53,295
Alere, Inc. (1)	366	15,255
Alexion Pharmaceuticals, Inc. (1)	69,742	8,143,076
Align Technology, Inc. (1)	52,315	4,213,973
Alkermes Plc (1)	3,436	148,504
Allergan Plc (1)	30,268	6,994,632
Alnylam Pharmaceuticals, Inc. (1)	1,484	82,347
AmerisourceBergen Corp.	4,128	327,433
Amgen, Inc.	150,388	22,881,534
Amsurg Corp. (1)	691	53,580
Anthem, Inc.	1,640	215,398
Athenahealth, Inc. (1)	890	122,829
Baxter International, Inc.	1,267	57,294
Becton Dickinson and Co.	4,823	817,933
Biogen, Inc. (1)	44,718	10,813,707
BioMarin Pharmaceutical, Inc. (1)	154,684	12,034,415
Bio-Techne Corp.	839	94,614
Boston Scientific Corp. (1)	31,070	726,106
Bristol Myers Squibb Co.	757,779	55,734,645
Bruker Corp.	2,521	57,328
C.R. Bard, Inc.	1,700	399,772
Cardinal Health, Inc.	6,972	543,886
Celgene Corp. (1)	183,806	18,128,786
Centene Corp. (1)	2,846	203,119
Cerner Corp. (1)	645,641	37,834,563
Charles River Laboratories International, Inc. (1)	1,097	90,437
Cigna Corp.	1,943	248,685
Danaher Corp.	128,140	12,942,140
DaVita HealthCare Partners, Inc. (1)	1,506	116,444
DexCom, Inc. (1)	1,878	148,982
Edwards Lifesciences Corp. (1)	4,875	486,184
Eli Lilly & Co.	176,613	13,908,274

Envision Healthcare Holdings, Inc. (1)	3,549	90,038
Express Scripts Holding Co. (1)	12,884	976,607
Gilead Sciences, Inc.	159,279	13,287,054
HCA Holdings, Inc. (1)	4,815	370,803
Henry Schein, Inc. (1)	1,899	335,743
Hill-Rom Holdings, Inc.	1,400	70,630
Hologic, Inc. (1)	6,377	220,644
Humana, Inc.	3,236	582,092
IDEXX Laboratories, Inc. (1)	2,042	189,620
Illumina, Inc. (1)	3,378	474,204
IMS Health Holdings, Inc. (1)	3,455	87,619
Incyte Corp. (1)	3,779	302,244
Inovalon Holdings, Inc. (1)	1,348	24,278
Intercept Pharmaceuticals, Inc. (1)	381	54,361
Intrexon Corp. (1)	1,366	33,617
Intuitive Surgical, Inc. (1)	872	576,750
Ionis Pharmaceuticals, Inc. (1)	2,726	63,489
Johnson & Johnson	218,038	26,448,009
Juno Therapeutics, Inc. (1)	1,294	49,741
Laboratory Corp. of America Holdings (1)	1,048	136,523
McKesson Corp.	46,654	8,707,969
Medivation, Inc. (1)	3,640	219,492
MEDNAX, Inc. (1)	129,981	9,414,524
Mettler-Toledo International, Inc. (1)	600	218,952
Mylan (1)	2,835	122,585
Neurocrine Biosciences, Inc. (1)	1,963	89,218
Novo Nordisk A/S - ADR	110,718	5,954,414
OPKO Health, Inc. (1)	6,880	64,259
Patterson Companies, Inc.	1,915	91,709
PerkinElmer, Inc.	521	27,311
Pfizer, Inc.	652,526	22,975,440
Premier, Inc. (1)	319	10,431
Quintiles Transitional Holdings, Inc. (1)	121,645	7,945,851
Regeneron Pharmaceuticals, Inc. (1)	51,944	18,140,403
ResMed, Inc.	3,182	201,198
Seattle Genetics, Inc. (1)	2,197	88,781
Shire Plc - ADR	68,634	12,634,147

St. Jude Medical, Inc.	4,476	349,128
Stryker Corp.	7,759	929,761
Teleflex, Inc.	184	32,625
Tenet Healthcare Corp. (1)	1,831	50,609
The Cooper Companies, Inc.	844	144,805
Thermo Fisher Scientific, Inc.	66,011	9,753,785
United Therapeutics Corp. (1)	280	29,658
UnitedHealth Group, Inc.	21,636	3,055,003
Universal Health Services, Inc.	484	64,904
Varian Medical Systems, Inc. (1)	2,230	183,373
VCA, Inc. (1)	1,776	120,075
Veeva Systems, Inc. (1)	2,193	74,825
Vertex Pharmaceuticals, Inc. (1)	121,978	10,492,548
VWR Corp. (1)	104	3,006
Waters Corp. (1)	1,755	246,841
WellCare Health Plans, Inc. (1)	931	99,878
West Pharmaceutical Services, Inc.	1,640	124,443
Zimmer Holdings, Inc.	2,281	274,587
Zoetis, Inc.	494,920	23,488,903

		401,165,596

Industrials - 7.59%
3M Co.	13,578	2,377,779
A.O. Smith Corp.	1,665	146,703
Acuity Brands, Inc.	995	246,720
Air Lease Corp.	1,091	29,217
Alaska Air Group, Inc.	2,251	131,211
Allegion Plc	2,193	152,260
AMERCO	84	31,462
AMETEK, Inc.	969	44,797
Avis Budget Group, Inc. (1)	1,910	61,559
B/E Aerospace, Inc.	2,333	107,726
Boeing Co.	73,826	9,587,783
BWX Technologies, Inc.	2,130	76,190
C.H. Robinson Worldwide, Inc.	3,293	244,505
Carlisle Companies, Inc.	428	45,231
Cintas Corp.	2,043	200,480
Clean Harbors, Inc. (1)	95	4,950

Copart, Inc. (1)	2,234	109,488
Covanta Holding Corp.	2,732	44,941
Deere & Co.	1,780	144,251
Delta Air Lines, Inc.	13,878	505,576
Donaldson Co., Inc.	2,675	91,913
Dun & Bradstreet Corp.	46,761	5,697,360
Emerson Electric Co.	2,377	123,984
Equifax, Inc.	50,073	6,429,373
Expeditors International of Washington, Inc.	2,922	143,295
Fastenal Co.	121,525	5,394,495
FedEx Corp.	5,756	873,646
Flowserve Corp.	1,805	81,532
Fortune Brands Home & Security, Inc.	3,491	202,373
General Dynamics Corp.	2,360	328,606
General Electric Co.	41,209	1,297,259
Graco, Inc.	1,273	100,554
HD Supply Holdings, Inc. (1)	4,595	159,998
HEICO Corp.	444	29,664
Heico Corp. - Class A	873	46,836
Hertz Global Holdings, Inc. (1)	1,632	18,066
Hexcel Corp.	2,196	91,441
Honeywell International, Inc.	196,600	22,868,512
Hubbell, Inc.	805	84,903
Huntington Ingalls Industries, Inc.	890	149,547
IDEX Corp.	1,617	132,756
IHS, Inc. (1)	1,371	158,501
Illinois Tool Works, Inc.	6,791	707,351
Ingersoll-Rand Plc	2,955	188,174
J.B. Hunt Transportation Services, Inc.	2,027	164,045
JetBlue Airways Corp. (1)	552	9,141
Kansas City Southern	137,328	12,371,880
KAR Auction Services, Inc.	3,146	131,314
Landstar System, Inc.	999	68,591
Lennox International, Inc.	841	119,927
Lincoln Electric Holdings, Inc.	881	52,049
Lockheed Martin Corp.	6,053	1,502,173
Manitowoc Foodservice, Inc. (1)	1,267	22,325

Masco Corp.	4,922	152,287
MSC Industrial Direct Co., Inc.	452	31,893
Nielsen Holdings Plc	6,533	339,520
Nordson Corp.	1,318	110,198
Northrop Grumman Corp.	3,838	853,111
Old Dominion Freight Line, Inc. (1)	959	57,837
PACCAR, Inc.	690	35,790
Pitney Bowes, Inc.	4,311	76,736
Quanta Services, Inc. (1)	945	21,848
Raytheon Co.	65,678	8,928,924
Robert Half International, Inc.	2,899	110,626
Rockwell Automation, Inc.	76,045	8,731,487
Rockwell Collins, Inc.	57,323	4,880,480
Rollins, Inc.	2,190	64,101
Roper Technologies, Inc.	1,167	199,044
RR Donnelley & Sons Co.	3,226	54,584
Snap-on, Inc.	968	152,770
Southwest Airlines Co.	14,747	578,230
Spirit AeroSystems Holdings, Inc. (1)	1,561	67,123
Stanley Black & Decker, Inc.	414	46,045
Stericycle, Inc. (1)	1,780	185,334
Textron, Inc.	1,917	70,086
The Middleby Corp. (1)	1,294	149,134
The Toro Co.	1,239	109,280
TransDigm Group, Inc. (1)	76,766	20,242,427
TransUnion (1)	1,211	40,496
Tyco International Plc	166,573	7,096,010
Union Pacific Corp.	295,222	25,758,120
United Parcel Service, Inc.	15,956	1,718,780
United Rentals, Inc. (1)	1,723	115,613
United Technologies Corp.	133,560	13,696,578
Valmont Industries, Inc.	406	54,920
Verisk Analytics, Inc. (1)	76,709	6,219,566
W.W. Grainger, Inc.	1,287	292,471
WABCO Holdings, Inc. (1)	1,213	111,074
Wabtec Corp.	1,963	137,862
Waste Management, Inc.	8,457	560,445
Watsco, Inc.	596	83,851
Xylem, Inc.	2,130	95,105

		176,364,199

Information Technology - 30.40%
Accenture Plc	14,391	1,630,356
Activision Blizzard, Inc.	12,931	512,456
Adobe Systems, Inc. (1)	169,731	16,258,532
Akamai Technologies, Inc. (1)	145,444	8,134,683
Alibaba Group Holding Ltd. - ADR (1)	113,451	9,022,758
Alliance Data Systems Corp. (1)	1,320	258,614
Alphabet, Inc. - Class A (1)	100,636	70,800,445
Alphabet, Inc. - Class C (1)	50,144	34,704,662
Amphenol Corp.	6,909	396,093
ANSYS, Inc. (1)	521	47,281
Apple, Inc.	922,006	88,143,774
Applied Materials, Inc.	394,350	9,452,569
Arista Networks, Inc. (1)	891	57,363
ARM Holdings Plc - ADR	343,373	15,626,905
ARRIS International Plc (1)	978	20,499
Atlassian Corporation Plc (1)	673	17,431
Autodesk, Inc. (1)	3,961	214,449
Automatic Data Processing, Inc.	245,723	22,574,572
Black Knight Financial Services, Inc. (1)	572	21,507
Booz Allen Hamilton Holding Corp.	128,009	3,794,187
Broadcom Ltd.	8,697	1,351,514
Broadridge Financial Solutions, Inc.	2,723	177,540
Cadence Design Systems, Inc. (1)	6,833	166,042
CDK Global, Inc.	3,624	201,096
CDW Corp.	3,716	148,937
Cisco Systems, Inc.	691,930	19,851,472
Citrix Systems, Inc. (1)	3,586	287,203
Cognex Corp.	1,855	79,950
Cognizant Technology Solutions - Class A (1)	13,924	797,010
CommScope Holding Co., Inc. (1)	2,924	90,732
CoreLogic, Inc. (1)	1,189	45,753
CoStar Group, Inc. (1)	23,729	5,188,583
Cree, Inc. (1)	829	20,261

CSRA, Inc.	210,545	4,933,069
DST Systems, Inc.	751	87,439
eBay, Inc. (1)	435,909	10,204,630
Electronic Arts, Inc. (1)	6,716	508,804
EMC Corp.	4,739	128,759
Euronet Worldwide, Inc. (1)	1,139	78,807
F5 Networks, Inc. (1)	1,568	178,501
Facebook, Inc. (1)	487,908	55,758,126
FactSet Research Systems, Inc.	917	148,022
FEI Co.	935	99,933
Fidelity National Information Services, Inc.	109,159	8,042,835
FireEye, Inc. (1)	806	13,275
First Data Corp. (1)	7,147	79,117
Fiserv, Inc. (1)	5,119	556,589
Fitbit, Inc. (1)	2,349	28,705
FleetCor Technologies, Inc. (1)	146,416	20,956,522
Fortinet, Inc. (1)	3,282	103,678
Gartner, Inc. (1)	1,870	182,157
Genpact Ltd. (1)	3,396	91,149
Global Payments, Inc.	3,523	251,472
GoDaddy, Inc. (1)	1,064	33,186
Guidewire Software, Inc. (1)	65,714	4,058,497
Intel Corp.	9,892	324,458
InterActiveCorp	1,260	70,938
International Business Machines Corp.	13,941	2,115,965
Intuit, Inc.	5,619	627,137
IPG Photonics Corp. (1)	679	54,320
J2 Global, Inc.	61,149	3,862,782
Jack Henry & Associates, Inc.	1,800	157,086
KLA-Tencor Corp.	3,631	265,971
Lam Research Corp.	2,914	244,951
Linear Technology Corp.	2,553	118,791
LinkedIn Corp. (1)	2,712	513,246
Manhattan Associates, Inc. (1)	1,638	105,045
MasterCard, Inc.	183,945	16,198,197
Match Group, Inc. (1)	690	10,402
Maxim Integrated Products, Inc.	6,462	230,629

Microchip Technology, Inc.	4,873	247,353
Microsoft Corp.	1,201,833	61,497,795
Motorola Solutions, Inc.	452	29,818
National Instruments Corp.	1,861	50,991
NCR Corp. (1)	2,822	78,367
NetSuite, Inc. (1)	908	66,102
NeuStar, Inc. (1)	168,111	3,952,290
Nuance Communications, Inc. (1)	3,862	60,363
NVIDIA Corp.	11,744	552,085
NXP Semiconductors NV (1)	119,815	9,386,307
ON Semiconductor Corp. (1)	942	8,308
Oracle Corp.	6,755	276,482
Palo Alto Networks, Inc. (1)	35,703	4,378,616
Pandora Media, Inc. (1)	4,322	53,809
Paychex, Inc.	7,457	443,692
PayPal Holdings, Inc. (1)	26,101	952,948
PTC, Inc. (1)	1,156	43,442
Qorvo, Inc. (1)	308	17,020
QUALCOMM, Inc.	7,053	377,829
Rackspace Hosting, Inc. (1)	2,451	51,128
Red Hat, Inc. (1)	481,885	34,984,851
Sabre Corp.	4,732	126,770
Salesforce.com, Inc. (1)	393,623	31,257,602
SAP SE - ADR	192,499	14,441,275
ServiceNow, Inc. (1)	3,603	239,239
Skyworks Solutions, Inc.	4,058	256,790
Splunk, Inc. (1)	73,597	3,987,485
Square, Inc. (1)	1,181	10,688
SS&C Technologies Holdings, Inc.	3,536	99,291
Symantec Corp.	1,992	40,916
Synopsys, Inc. (1)	359	19,415
Tableau Software, Inc. (1)	1,255	61,395
Tencent Holdings Ltd. - ADR	398,429	9,151,914
Teradata Corp. (1)	2,960	74,207
Texas Instruments, Inc.	218,280	13,675,242
The Western Union Co.	11,334	217,386
Total System Services, Inc.	3,796	201,606

Trimble Navigation Ltd. (1)	4,549	110,814
Twitter, Inc. (1)	12,793	216,330
Tyler Technologies, Inc. (1)	755	125,866
Ultimate Software Group, Inc. (1)	646	135,847
Vantiv, Inc. (1)	245,310	13,884,546
VeriFone Systems, Inc. (1)	2,580	47,833
VeriSign, Inc. (1)	2,166	187,272
Visa, Inc.	682,830	50,645,501
VMware, Inc. (1)	583	33,359
WEX, Inc. (1)	887	78,650
Workday, Inc. (1)	101,530	7,581,245
Xilinx, Inc.	1,841	84,925
Yelp, Inc. (1)	1,201	36,462
Zebra Technologies Corp. (1)	968	48,497
Zillow Group, Inc. - Class A (1)	809	29,650
Zillow Group, Inc. - Class C (1)	1,621	58,810

		706,194,843

Materials - 1.68%
Air Products & Chemicals, Inc.	3,930	558,217
AptarGroup, Inc.	360	28,487
Avery Dennison Corp.	1,920	143,520
Axalta Coating Systems Ltd. (1)	3,761	99,779
Ball Corp.	3,970	286,991
Bemis, Inc.	346	17,816
Berry Plastics Group, Inc. (1)	2,761	107,265
Celanese Corp.	327	21,402
Crown Holdings, Inc. (1)	3,074	155,760
DuPont	20,171	1,307,081
Eagle Materials, Inc.	1,068	82,396
Ecolab, Inc.	204,788	24,287,857
FMC Corp.	2,461	113,969
Freeport-McMoRan, Inc.	6,238	69,491
Graphic Packaging Holding Co.	5,120	64,205
International Flavors & Fragrances, Inc.	1,823	229,826
Lyondellbasell Industries NV	3,573	265,903
Martin Marietta Materials, Inc.	1,339	257,088
Monsanto Co.	6,530	675,267

NewMarket Corp.	157	65,058
Owens-Illinois, Inc. (1)	3,682	66,313
Packaging Corporation of America	2,179	145,840
PPG Industries, Inc.	73,510	7,656,066
Praxair, Inc.	5,781	649,727
Royal Gold, Inc.	82	5,906
RPM International, Inc.	2,992	149,450
Scotts Miracle-Gro Co.	980	68,512
Sealed Air Corp.	4,489	206,359
Silgan Holdings, Inc.	972	50,019
Southern Copper Corp.	891	24,039
Steel Dynamics, Inc.	823	20,163
The Sherwin-Williams Co.	1,857	545,345
The Valspar Corp.	1,792	193,590
Vulcan Materials Co.	2,858	343,989
W.R. Grace & Co.	892	65,303

		39,027,999

Telecommunication Services - 1.41%
AT&T, Inc.	511,490	22,101,483
SBA Communications Corp. (1)	70,931	7,656,292
T-Mobile US, Inc. (1)	4,027	174,248
Verizon Communications, Inc.	47,094	2,629,729
Zayo Group Holdings, Inc. (1)	3,729	104,151

		32,665,903

Utilities - 0.01%
Dominion Resources, Inc.	874	68,111
ITC Holdings Corp.	1,699	79,547
Piedmont Natural Gas Company, Inc.	140	8,417

		156,075

Total Common Stocks (Cost $2,150,998,909)		$2,224,792,214

SHORT-TERM INVESTMENTS - 5.16%
Money Market Funds - 5.16%
Goldman Sachs Financial Square Government Fund - Class I , 0.29% (2)	59,891,289	$59,891,289
JPMorgan U.S. Government Money Market Fund - Class I , 0.30% (2)	59,891,290	59,891,290

Total Short-Term Investments (Cost $119,782,579)		$119,782,579

TOTAL INVESTMENTS IN SECURITIES - 100.93% (Cost $2,270,781,488)		$2,344,574,793
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.93)%		(21,570,016)

TOTAL NET ASSETS - 100.00%		$2,323,004,777

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(1)	Non-income producing security.
(2)	Represents annualized seven-day yield as of the close of the reporting period.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

Open Futures Contracts

			Settlement	Notional		Unrealized
Number of Contracts Purchased	Description	Counterparty	Month	Amount	Value	Appreciation
1	E-Mini NASDAQ 100 Index Futures	Morgan Stanley	Sep. 2016	87,948	88,140	$192
1	E-Mini S&P 500 Index Futures	Morgan Stanley	Sep. 2016	104,227	104,510	283

						$475

Bridge Builder Large Cap Value Fund

Schedule of Investments

June 30, 2016

	Shares	Value
COMMON STOCKS - 96.22%

Consumer Discretionary - 10.28%
Aramark	3,463	$115,733
AutoNation, Inc. (1)	985	46,275
Bed Bath & Beyond, Inc.	3,343	144,484
Best Buy, Inc.	6,966	213,160
Borgwarner, Inc.	4,796	141,578
Brunswick Corp.	423	19,170
Burlington Stores, Inc. (1)	754	50,299
Cabela’s, Inc. (1)	1,084	54,265
CalAtlantic Group, Inc.	1,646	60,425
Carnival Corp.	274,260	12,122,292
CBS Corp.	323,038	17,586,189
Choice Hotels International, Inc.	260	12,381
Clear Channel Outdoor Holdings, Inc.	519	3,228
Coach, Inc.	5,683	231,525
Comcast Corp. - Class A	4,554	296,875
CST Brands, Inc.	1,870	80,560
D. R. Horton, Inc.	3,824	120,380
Dick’s Sporting Goods, Inc.	479	21,584
Dillard’s, Inc.	477	28,906
Discovery Communications, Inc. - Class A (1)	283	7,140
Discovery Communications, Inc. - Class C (1)	499	11,901
DISH Network Corp. (1)	1,265	66,286
Extended Stay America, Inc.	1,594	23,830
Foot Locker, Inc.	343	18,817
Ford Motor Co.	97,778	1,229,069
GameStop Corp.	2,568	68,257
Gap, Inc.	5,230	110,981
Garmin Ltd.	2,799	118,734
General Motors Co.	35,297	998,905
Gentex Corp.	2,526	39,027

Genuine Parts Co.	235	23,794
Goodyear Tire & Rubber Co.	6,715	172,307
Graham Holdings Co.	109	53,360
H&R Block, Inc.	5,642	129,766
Hanesbrands, Inc.	486,800	12,233,284
Harman International Industries, Inc.	950	68,229
Hilton Worldwide Holdings, Inc.	1,581	35,620
Hyatt Hotels Corp. (1)	567	27,862
International Game Technology Plc	2,362	44,264
J.C. Penney Co., Inc. (1)	7,725	68,598
John Wiley & Sons, Inc.	1,103	57,555
Johnson Controls, Inc.	349,618	15,474,093
Kohl’s Corp.	4,641	175,987
L Brands, Inc.	4,991	335,046
Lear Corp.	320	32,563
Lennar Corp. - Class A	2,171	100,083
Lennar Corp. - Class B	120	4,470
Liberty Broadband Corp. - Class A (1)	668	39,679
Liberty Broadband Corp. - Class C (1)	2,594	155,640
Liberty Interactive Corp. (1)	657,338	16,676,665
Liberty SiriusXM Group - Class A (1)	2,283	71,595
Liberty SiriusXM Group - Class C (1)	4,605	142,156
Liberty Ventures (1)	393,185	14,575,368
Lions Gate Entertainment Corp.	839	16,973
Live Nation Entertainment, Inc. (1)	1,413	33,205
Lowes Companies, Inc.	196,772	15,578,439
Macy’s, Inc.	7,753	260,578
Marriott International, Inc.	597	39,677
McDonald’s Corp.	118,798	14,296,151
MGM Resorts International (1)	10,843	245,377
Michelin	189,051	17,816,359
Mohawk Industries, Inc. (1)	324	61,482
Murphy USA, Inc. (1)	365	27,068
News Corp. - Class A	9,541	108,290
News Corp. - Class B	3,051	35,605
Nike, Inc.	415,498	22,935,490
Norwegian Cruise Line Holdings Ltd. (1)	282,032	11,236,155

NVR, Inc. (1)	6,300	11,216,142
Penske Automotive Group, Inc.	965	30,359
Pulte Group, Inc.	6,085	118,597
PVH Corp.	2,028	191,098
Ralph Lauren Corp.	1,335	119,643
Regal Entertainment Group	1,458	32,134
Royal Caribbean Cruises Ltd.	185,633	12,465,256
SeaWorld Entertainment, Inc.	229,800	3,293,034
Signet Jewelers Ltd.	172	14,175
Staples, Inc.	16,488	142,127
Starwood Hotels & Resorts Worldwide, Inc.	1,738	128,525
Target Corp.	13,258	925,674
TEGNA, Inc.	5,468	126,694
The Madison Square Garden Co. (1)	440	75,904
The Michaels Companies, Inc. (1)	540	15,358
Thomson Reuters Corp.	7,545	304,969
Tiffany & Co.	2,751	166,821
Time Warner, Inc.	304,445	22,388,885
TJX Companies, Inc.	218,640	16,885,567
Toll Brothers, Inc. (1)	2,058	55,381
Tribune Media Co.	1,797	70,406
Twenty-First Century Fox, Inc. - Class A	6,184	167,277
Twenty-First Century Fox, Inc. - Class B	2,781	75,782
Urban Outfitters, Inc. (1)	496	13,640
VF Corp.	176,608	10,859,626
Viacom, Inc. - Class A	54	2,507
Viacom, Inc. - Class B	1,023	42,424
Vista Outdoor, Inc. (1)	1,257	59,997
Walt Disney Co.	91,685	8,968,627
Wendy’s Co.	2,259	21,732
Whirlpool Corp.	1,684	280,622
Wynn Resorts Ltd.	175	15,862

		266,705,934

Consumer Staples - 8.07%
Altria Group, Inc.	263,000	18,136,480
Archer-Daniels-Midland Co.	14,471	620,661
Brown Forman Corp. - Class A	39	4,213

Brown Forman Corp. - Class B	143	14,266
Bunge Ltd.	3,494	206,670
Clorox Co.	482	66,704
Coca Cola Co.	444,863	20,165,640
Colgate Palmolive Co.	306,496	22,435,507
ConAgra Foods, Inc.	2,308	110,346
Costco Wholesale Corp.	153,445	24,097,003
Coty, Inc.	503	13,073
CVS Health Corp.	149,310	14,294,939
Diageo Plc ADR	156,365	17,650,481
Edgewell Personal Care Co. (1)	1,482	125,096
Energizer Holdings, Inc.	1,062	54,682
Flowers Foods, Inc.	384	7,200
Hormel Foods Corp.	858	31,403
Ingredion, Inc.	531	68,717
Kellogg Co.	481	39,274
Kimberly-Clark Corp.	1,339	184,086
Kraft Heinz Co.	13,092	1,158,380
Mead Johnson Nutrition Co.	3,007	272,885
Molson Coors Brewing Co.	4,322	437,084
Mondelez International, Inc.	37,631	1,712,587
Nu Skin Enterprises, Inc.	984	45,451
PepsiCo, Inc.	149,532	15,841,420
Philip Morris International, Inc.	147,064	14,959,350
Pilgrim’s Pride Corp.	1,273	32,436
Pinnacle Foods, Inc.	2,902	134,334
Post Holdings, Inc. (1)	680	56,229
Procter & Gamble Co.	255,058	21,595,761
Reynolds American, Inc.	255,495	13,778,845
The Hain Celestial Group, Inc. (1)	650	32,338
The J. M. Smucker Co.	2,913	443,970
TreeHouse Foods, Inc. (1)	943	96,799
Tyson Foods, Inc.	3,898	260,347
Walgreens Boots Alliance, Inc.	207,937	17,314,914
Wal-Mart Stores, Inc.	38,114	2,783,084
Whole Foods Market, Inc.	6,663	213,349

		209,496,004

Energy - 9.05%
Anadarko Petroleum Corp.	12,850	684,262
Antero Resources Corp. (1)	4,121	107,064
Apache Corp.	523,105	29,121,255
Baker Hughes, Inc.	11,028	497,694
BP Plc ADR	419,600	14,899,996
Cabot Oil & Gas Corp.	3,413	87,851
Cheniere Energy, Inc. (1)	5,013	188,238
Chesapeake Energy Corp. (1)	14,000	59,920
Chevron Corp.	190,568	19,977,243
Cimarex Energy Co.	1,979	236,134
Columbia Pipeline Group, Inc.	10,156	258,876
Concho Resources, Inc. (1)	3,297	393,233
ConocoPhillips	339,750	14,813,100
CONSOL Energy, Inc.	5,828	93,773
Continental Resources, Inc. (1)	1,208	54,686
Devon Energy Corp.	810,687	29,387,404
Diamond Offshore Drilling, Inc.	1,654	40,242
Diamondback Energy, Inc. (1)	1,357	123,772
Dril-Quip, Inc. (1)	950	55,508
Energen Corp.	2,484	119,754
Ensco Plc	7,550	73,310
EOG Resources, Inc.	221,842	18,506,060
EQT Corp.	4,328	335,117
Exxon Mobil Corp.	232,308	21,776,552
Fairmount Santrol Holdings, Inc. (1)	548,600	4,229,706
FMC Technologies, Inc. (1)	5,666	151,112
Franks International	887	12,959
Gulfport Energy Corp. (1)	3,128	97,781
Halliburton Co.	21,593	977,947
Helmerich & Payne, Inc.	2,422	162,589
Hess Corp.	349,603	21,011,140
HollyFrontier Corp.	4,076	96,887
Kinder Morgan, Inc.	48,434	906,684
Kosmos Energy Ltd. (1)	3,942	21,484
Laredo Petroleum, Inc. (1)	3,369	35,307
Marathon Oil Corp.	21,312	319,893

Marathon Petroleum Corp.	149,430	5,672,363
Memorial Resource Development Corp. (1)	2,036	32,332
Murphy Oil Corp.	4,099	130,143
Nabors Industries Ltd.	6,813	68,471
National Oilwell Varco, Inc.	9,497	319,574
Newfield Exploration Co. (1)	3,717	164,217
Noble Corp. Plc	6,031	49,695
Noble Energy, Inc.	10,688	383,379
Occidental Petroleum Corp.	213,803	16,154,955
Oceaneering International, Inc.	2,459	73,426
Parsley Energy, Inc. (1)	3,464	93,736
Patterson-UTI Energy, Inc.	3,741	79,758
PBF Energy, Inc.	2,456	58,404
Phillips 66	179,349	14,229,550
Pioneer Natural Resources Co.	4,096	619,356
QEP Resources, Inc.	5,450	96,083
Range Resources Corp.	4,182	180,411
Rowan Companies Plc	3,156	55,735
RPC, Inc. (1)	1,424	22,115
Schlumberger Ltd.	178,034	14,078,929
SM Energy Co.	1,690	45,630
Spectra Energy Corp.	14,892	545,494
Superior Energy Services, Inc.	3,774	69,479
Targa Resources Corp.	3,922	165,273
Tesoro Corp.	3,031	227,083
The Williams Companies, Inc.	14,444	312,424
Transocean Ltd.	8,670	103,086
Valero Energy Corp.	11,822	602,922
Weatherford International Plc (1)	22,428	124,475
Whiting Petroleum Corp. (1)	5,254	48,652
World Fuel Services Corp.	1,736	82,443
WPX Energy, Inc. (1)	6,932	64,537

		234,868,663

Financials - 20.23%
Affiliated Managers Group, Inc. (1)	175	24,635
Aflac, Inc.	10,118	730,115
Alexandria Real Estate Equities, Inc.	1,649	170,704

Alleghany Corp. (1)	32,277	17,738,794
Allied World Assurance Co. Holdings AG	2,202	77,378
Allstate Corp.	9,413	658,439
Ally Financial, Inc. (1)	11,112	189,682
American Campus Communities, Inc.	3,301	174,524
American Capital Agency Corp.	820,972	16,271,665
American Express Co.	440,634	26,772,922
American Financial Group, Inc.	1,741	128,712
American Homes 4 Rent	4,180	85,606
American International Group, Inc.	244,936	12,954,665
American National Insurance Co.	202	22,856
Ameriprise Financial, Inc.	86,347	7,758,278
AmTrust Financial Services, Inc.	2,059	50,445
Annaly Capital Management, Inc.	23,250	257,377
Apartment Investment & Management Co.	3,890	171,782
Apple Hospitality REIT, Inc.	4,127	77,629
Arch Capital Group Ltd. (1)	2,881	207,432
Arthur J. Gallagher & Co.	1,385	65,926
Aspen Insurance Holdings Ltd.	1,512	70,127
Associated Banc Corp.	3,674	63,009
Assurant, Inc.	1,552	133,953
Assured Guaranty Ltd.	3,341	84,761
AvalonBay Communities, Inc.	3,448	621,985
Axis Capital Holdings Ltd.	2,297	126,335
Bank of America Corp.	1,232,770	16,358,858
Bank of Hawaii Corp.	1,065	73,272
Bank of New York Mellon Corp.	26,362	1,024,164
BankUnited, Inc.	2,493	76,585
BB&T Corp.	20,470	728,937
Berkshire Hathaway, Inc. - Class B (1)	313,681	45,417,872
BlackRock, Inc.	40,312	13,808,069
BOK Financial Corp.	644	40,379
Boston Properties, Inc.	3,195	421,420
Brandywine Realty Trust	4,319	72,559
Brixmor Property Group, Inc.	4,804	127,114
Brown & Brown, Inc.	2,748	102,968
Camden Property Trust	2,155	190,545

Capital One Financial Corp.	241,750	15,353,542
Care Capital Properties, Inc.	1,900	49,799
Charles Schwab Corp.	6,014	152,214
Chimera Investment Corp.	4,707	73,900
Chubb Ltd.	322,945	42,212,141
Cincinnati Financial Corp.	3,768	282,186
CIT Group, Inc.	5,002	159,614
Citigroup, Inc.	928,406	39,355,130
Citizens Financial Group, Inc.	7,805	155,944
CME Group, Inc.	8,503	828,192
CNA Financial Corp.	729	22,905
Columbia Property Trust, Inc.	3,142	67,239
Comerica, Inc.	4,386	180,396
Commerce Bancshares, Inc.	2,133	102,171
Communications Sales & Leasing, Inc.	3,109	89,850
Corporate Office Properties Trust	2,371	70,110
Corrections Corp of America	2,964	103,799
Crown Castle International Corp.	964	97,779
CubeSmart	1,426	44,035
Cullen/Frost Bankers, Inc.	1,334	85,016
CyrusOne, Inc.	217	12,078
DCT Industrial Trust, Inc.	2,262	108,666
DDR Corp.	7,861	142,599
Digital Realty Trust, Inc.	1,105	120,434
Discover Financial Services	202,320	10,842,329
Douglas Emmett, Inc.	3,512	124,746
Duke Realty Corp.	8,701	231,969
E*TRADE Financial Corp. (1)	385,915	9,065,143
East West Bancorp, Inc.	3,604	123,185
Empire State Realty Trust, Inc.	1,180	22,408
Endurance Specialty Holdings Ltd.	1,605	107,792
EPR Properties	1,584	127,797
Equity Commonwealth (1)	3,066	89,313
Equity One, Inc.	2,298	73,950
Equity Residential	8,964	617,440
Erie Indemnity Co.	163	16,192
Essex Property Trust, Inc.	956	218,054

Everest Re Group Ltd.	1,024	187,054
Fifth Third Bancorp	513,519	9,032,799
First American Financial Corp.	2,677	107,669
First Horizon National Corp.	5,786	79,731
First Niagara Financial Group, Inc.	9,036	88,011
First Republic Bank	722	50,533
FNF Group	293,398	11,002,425
Forest City Realty Trust, Inc.	5,737	127,992
Franklin Resources, Inc.	9,071	302,699
General Growth Properties, Inc.	14,479	431,764
Hanover Insurance Group, Inc.	1,062	89,866
Harford Financial Services Group, Inc.	9,843	436,832
HCP, Inc.	11,759	416,033
Healthcare Trust of America, Inc.	900	29,106
Highwoods Properties, Inc.	2,406	127,037
Hospitality Properties Trust	3,601	103,709
Host Hotels & Resorts, Inc.	18,503	299,934
Huntington Bancshares, Inc.	20,151	180,150
Interactive Brokers Group, Inc.	1,407	49,808
Intercontinental Exchange, Inc.	1,543	394,946
Invesco Ltd.	8,602	219,695
Jones Lang LaSalle, Inc.	1,131	110,216
JPMorgan Chase & Co.	343,525	21,346,643
KeyCorp	922,299	10,191,404
Kilroy Realty Corp.	2,299	152,401
Kimco Realty Corp.	10,145	318,350
Lazard Ltd.	2,762	82,252
Legg Mason, Inc.	2,641	77,883
Leucadia National Corp.	8,259	143,128
Liberty Property Trust	3,671	145,812
Lincoln National Corp.	4,640	179,893
Loews Corp.	7,041	289,315
LPL Financial Holdings, Inc.	1,848	41,635
M&T Bank Corp.	3,760	444,545
Markel Corp. (1)	344	327,756
Marsh & McLennan Companies, Inc.	329,139	22,532,856
Mercury General Corp.	241	12,812

MetLife, Inc.	23,420	932,819
MFA Financial, Inc.	9,290	67,538
Mid-America Apartment Communities, Inc.	1,892	201,309
Moody’s Corp.	448	41,982
Morgan Stanley	35,938	933,669
Nasdaq OMX Group, Inc.	2,816	182,111
National Retail Properties, Inc.	3,589	185,623
Navient Corp.	694,763	8,302,418
New York Community Bancorp, Inc.	898,411	13,467,181
Northern Trust Corp.	5,205	344,883
NorthStar Realty Finance Corp.	4,452	50,886
Old Republic International Corp.	6,071	117,110
Omega Healthcare Investors, Inc.	2,909	98,761
OneMain Holdings, Inc. (1)	1,277	29,141
Outfront Media, Inc.	2,909	70,311
PacWest Bancorp	2,949	117,311
Paramount Group, Inc.	4,525	72,129
People’s United Financial, Inc.	7,765	113,835
Piedmont Office Realty Trust, Inc.	3,658	78,793
PNC Financial Services Group, Inc.	321,102	26,134,492
Popular, Inc.	2,595	76,034
Post Properties, Inc.	1,323	80,769
Principal Financial Group, Inc.	6,727	276,547
ProAssurance Corp.	1,320	70,686
Prologis, Inc.	13,131	643,944
Prudential Financial, Inc.	11,127	793,800
Public Storage	53,345	13,634,449
Raymond James Financial, Inc.	3,194	157,464
Rayonier, Inc.	3,081	80,845
Realogy Holdings Corp. (1)	3,631	105,372
Realty Income Corp.	6,481	449,522
Regency Centers Corp.	1,998	167,293
Regions Financial Corp.	31,886	271,350
Reinsurance Group of America, Inc.	1,605	155,669
RenaissanceRe Holdings Ltd.	1,061	124,604
Retail Properties of America, Inc.	5,964	100,792
Santander Consumer USA Holdings, Inc. (1)	2,649	27,364

Senior Housing Properties Trust	5,221	108,753
Signature Bank (1)	544	67,956
Simon Property Group, Inc.	729	158,120
SL Green Realty Corp.	2,451	260,958
SLM Corp. (1)	1,276,897	7,891,223
Sovran Self Storage, Inc.	396	41,548
Spirit Realty Capital, Inc.	12,044	153,802
Starwood Property Trust, Inc.	5,823	120,653
State Street Corp.	178,326	9,615,338
STORE Capital Corp.	3,789	111,586
Sun Communities, Inc.	1,570	120,325
SunTrust Banks, Inc.	12,617	518,306
SVB Financial Group (1)	339	32,259
Synchrony Financial (1)	21,035	531,765
Synovus Financial Corp.	3,203	92,855
T. Rowe Price Group, Inc.	1,441	105,150
Tanger Factory Outlet Centers, Inc.	225	9,041
Taubman Centers, Inc.	740	54,908
TCF Financial Corp.	4,052	51,258
TD Ameritrade Holding Corp.	682	19,420
TFS Financial Corp.	1,434	24,693
The Goldman Sachs Group, Inc.	135,813	20,179,096
The Howard Hughes Corp. (1)	908	103,803
The Macerich Co.	3,606	307,916
The Progressive Corp.	13,223	442,971
Torchmark Corp.	2,985	184,533
Travelers Companies, Inc.	7,347	874,587
Two Harbors Investment Corp.	8,685	74,344
U.S. Bancorp	40,899	1,649,457
UDR, Inc.	6,663	245,998
Unum Group	5,981	190,136
Validus Holdings Ltd.	1,888	91,738
Ventas, Inc.	5,831	424,613
VEREIT, Inc.	22,808	231,273
Vornado Realty Trust	4,316	432,118
Voya Financial, Inc.	5,096	126,177
W.P. Carey, Inc.	2,601	180,561

W.R. Berkley Corp.	2,423	145,186
Weingarten Realty Investors	2,925	119,399
Wells Fargo & Co.	725,424	34,334,318
Welltower, Inc.	8,984	684,311
Western Alliance Bancorp (1)	1,020	33,303
Weyerhaeuser Co.	18,650	555,211
White Mountains Insurance Group Ltd.	118	99,356
Willis Towers Watson Plc	66,600	8,279,046
XL Group Plc	4,652	154,958
Zions Bancorp	5,056	127,057

		524,937,418

Healthcare - 12.88%
Abbott Laboratories	36,975	1,453,487
Acadia Healthcare Co., Inc. (1)	1,201	66,535
Aetna, Inc.	5,672	692,721
Agilent Technologies, Inc.	6,032	267,580
Alere, Inc. (1)	1,770	73,774
Allergan Plc (1)	4,065	939,381
Allscripts Healthcare Solutions, Inc. (1)	4,686	59,512
Alnylam Pharmaceuticals, Inc. (1)	249	13,817
Amgen, Inc.	95,113	14,471,443
Amsurg Corp. (1)	592	45,904
Anthem, Inc.	107,527	14,122,596
Baxter International, Inc.	11,156	504,474
Bayer AG ADR	89,200	8,977,980
Bio-Rad Laboratories, Inc. (1)	522	74,657
Brookdale Senior Living, Inc. (1)	4,624	71,395
Cardinal Health, Inc.	363,660	28,369,117
Centene Corp. (1)	1,114	79,506
Cigna Corp.	89,659	11,475,455
Danaher Corp.	11,217	1,132,917
DaVita HealthCare Partners, Inc. (1)	2,557	197,707
DENTSPLY SIRONA, Inc.	5,778	358,467
Endo International Plc (1)	5,143	80,179
Envision Healthcare Holdings, Inc. (1)	772	19,586
Express Scripts Holding Co. (1)	200,664	15,210,331
Gilead Sciences, Inc.	156,693	13,071,330

HCA Holdings, Inc. (1)	2,495	192,140
Hill-Rom Holdings, Inc.	93	4,692
Humana, Inc.	222	39,933
Johnson & Johnson	327,232	39,693,242
Juno Therapeutics, Inc. (1)	155	5,958
Laboratory Corp. of America Holdings (1)	1,420	184,983
LifePoint Health, Inc. (1)	1,012	66,154
Mallinckrodt Plc (1)	2,749	167,084
McKesson Corp.	45,274	8,450,392
MEDNAX, Inc. (1)	684	49,542
Medtronic Plc	499,093	43,306,300
Merck & Co., Inc.	643,061	37,046,744
Mylan (1)	7,860	339,866
OPKO Health, Inc. (1)	687	6,417
PerkinElmer, Inc.	2,155	112,965
Perrigo Co. Plc	3,461	313,809
Pfizer, Inc.	587,907	20,700,206
Premier, Inc. (1)	798	26,095
QIAGEN (1)	5,732	125,015
Quest Diagnostics, Inc.	3,559	289,738
Quintiles Transitional Holdings, Inc. (1)	715	46,704
Roche Holding Ltd. ADR	415,098	13,677,479
Sanofi ADR	302,800	12,672,180
Shire Plc ADR	0	27
St. Jude Medical, Inc.	2,141	166,998
Teleflex, Inc.	895	158,693
Teva Pharmaceutical Industries Ltd. ADR	180,600	9,071,538
The Cooper Companies, Inc.	267	45,809
Thermo Fisher Scientific, Inc.	5,385	795,688
United Therapeutics Corp. (1)	799	84,630
UnitedHealth Group, Inc.	242,085	34,182,402
Universal Health Services, Inc.	1,620	217,242
VWR Corp. (1)	1,844	53,292
WellCare Health Plans, Inc. (1)	87	9,333
Zimmer Holdings, Inc.	2,177	262,067

		334,395,208

Industrials - 14.08%
AECOM (1)	3,825	121,520
AGCO Corp.	1,749	82,430
Air Lease Corp.	717,236	19,207,580
Alaska Air Group, Inc.	533	31,069
Allison Transmission Holdings, Inc.	3,554	100,329
AMERCO	59	22,098
American Airlines Group, Inc.	14,508	410,721
AMETEK, Inc.	4,724	218,390
Armstrong World Industries, Inc. (1)	1,166	45,649
Canadian National Railway Co.	308,837	18,239,913
Carlisle Companies, Inc.	1,103	116,565
Caterpillar, Inc.	14,043	1,064,600
Chicago Bridge & Iron Co.	2,619	90,696
Clean Harbors, Inc. (1)	1,210	63,053
Colfax Corp. (1)	2,434	64,404
Copa Holdings SA	822	42,958
Crane Co.	1,245	70,616
CSX Corp.	24,026	626,598
Cummins, Inc.	3,970	446,387
Deere & Co.	163,165	13,222,892
Delta Air Lines, Inc.	4,290	156,285
Donaldson Co., Inc.	279	9,586
Dover Corp.	3,855	267,229
Dun & Bradstreet Corp.	545	66,403
Eaton Corp. Plc	78,712	4,701,468
Emerson Electric Co.	13,516	704,995
Expeditors International of Washington, Inc.	1,351	66,253
Flowserve Corp.	1,280	57,818
Fluor Corp.	3,521	173,515
General Dynamics Corp.	137,993	19,214,145
General Electric Co.	186,899	5,883,580
Genesee & Wyoming, Inc. (1)	1,421	83,768
Hertz Global Holdings, Inc. (1)	7,266	80,435
Honeywell International, Inc.	261,367	30,402,209
Hubbell, Inc.	494	52,102
Huntington Ingalls Industries, Inc.	192	32,262
IDEX Corp.	136	11,166

IHS, Inc. (1)	179	20,694
Ingersoll-Rand Plc	3,223	205,241
ITT, Inc.	2,270	72,595
Jacobs Engineering Group, Inc. (1)	426,114	21,224,738
JetBlue Airways Corp. (1)	7,484	123,935
Joy Global, Inc.	625,241	13,217,595
Kansas City Southern	2,707	243,874
KBR, Inc.	424,096	5,615,031
Kirby Corp. (1)	1,325	82,667
L-3 Communications Holdings, Inc.	1,927	282,672
Lennox International, Inc.	73	10,410
Lincoln Electric Holdings, Inc.	567	33,498
Lockheed Martin Corp.	81,259	20,166,046
Macquarie Infrastructure Corp.	1,875	138,844
Manitowoc Foodservice, Inc. (1)	1,780	31,364
ManpowerGroup, Inc.	1,792	115,297
Masco Corp.	2,927	90,561
MSC Industrial Direct Co., Inc.	694	48,969
Nielsen Holdings Plc	231,576	12,035,005
Norfolk Southern Corp.	7,433	632,771
Northrop Grumman Corp.	56,036	12,455,682
Old Dominion Freight Line, Inc. (1)	641	38,659
Orbital ATK, Inc.	1,466	124,815
Oshkosh Corp.	1,828	87,214
Owens Corning	291,881	15,037,709
PACCAR, Inc.	7,853	407,335
Parker-Hannifin Corp.	3,358	362,832
Pentair Plc	4,178	243,536
Quanta Services, Inc. (1)	2,635	60,921
Raytheon Co.	83,221	11,313,895
Regal-Beloit Corp.	1,118	61,546
Republic Services, Inc.	5,926	304,063
Rockwell Automation, Inc.	680	78,078
Rolls-Royce Holdings Plc ADR	871,400	8,409,010
Roper Technologies, Inc.	1,228	209,448
RR Donnelley & Sons Co.	1,685	28,510
Ryder System, Inc.	1,362	83,273

Snap-on, Inc.	390	61,550
SolarCity Corp. (1)	1,643	39,317
Spirit AeroSystems Holdings, Inc. (1)	268,410	11,541,630
Spirit Airlines, Inc. (1)	1,792	80,407
Stanley Black & Decker, Inc.	110,006	12,234,867
Stericycle, Inc. (1)	114	11,870
Terex Corp.	2,656	53,943
Textron, Inc.	4,669	170,699
The Timken Co.	1,742	53,410
Trinity Industries, Inc.	3,750	69,637
Tyco International Plc	296,494	12,630,644
Union Pacific Corp.	380,600	33,207,350
United Continental Holdings, Inc. (1)	8,437	346,254
United Parcel Service, Inc.	215,756	23,241,236
United Rentals, Inc. (1)	324	21,740
United Technologies Corp.	304,440	31,220,322
USG Corp. (1)	2,188	58,988
Valmont Industries, Inc.	113	15,285
Waste Management, Inc.	1,943	128,763
WESCO International, Inc. (1)	1,097	56,484
Xylem, Inc.	2,154	96,176

		365,290,592

Information Technology - 11.83%
Accenture Plc	167,205	18,942,654
Akamai Technologies, Inc. (1)	481	26,902
Alphabet, Inc. - Class C (1)	19,254	13,325,693
Amdocs Ltd.	3,721	214,776
Analog Devices, Inc.	7,717	437,091
ANSYS, Inc. (1)	1,638	148,648
Apple, Inc.	343,680	32,855,808
Applied Materials, Inc.	7,844	188,021
ARRIS International Plc (1)	3,661	76,735
Arrow Electronics, Inc. (1)	224,383	13,889,308
Autodesk, Inc. (1)	970	52,516
Automatic Data Processing, Inc.	212,873	19,556,643
Avnet, Inc.	324,175	13,132,329
Booz Allen Hamilton Holding Corp.	143	4,239

Brocade Communications Systems, Inc.	11,731	107,691
CA, Inc.	7,328	240,578
Cisco Systems, Inc.	567,942	16,294,256
Computer Sciences Corp.	3,463	171,938
CoreLogic, Inc. (1)	913	35,132
Corning, Inc.	27,070	554,394
Cree, Inc. (1)	1,585	38,737
Cypress Semiconductor Corp.	7,826	82,564
Dolby Laboratories, Inc.	1,274	60,961
EchoStar Corp. (1)	1,141	45,298
EMC Corp.	43,943	1,193,931
Fidelity National Information Services, Inc.	3,519	259,280
FireEye, Inc. (1)	2,916	48,027
First Solar, Inc. (1)	1,878	91,045
Fitbit, Inc. (1)	583	7,124
FLIR Systems, Inc.	3,442	106,530
Harris Corp.	3,138	261,835
Hewlett Packard Enterprise Co.	43,505	794,836
HP, Inc.	43,539	546,414
Ingram Micro, Inc.	3,609	125,521
Intel Corp.	243,962	8,001,954
InterActiveCorp	382	21,507
International Business Machines Corp.	6,934	1,052,443
IPG Photonics Corp. (1)	142	11,360
Jabil Circuit, Inc.	4,695	86,717
Juniper Networks, Inc.	9,384	211,046
Keysight Technologies, Inc. (1)	4,310	125,378
Lam Research Corp.	806	67,752
Leidos Holdings, Inc.	1,668	79,847
Lexmark International, Inc.	1,553	58,626
Linear Technology Corp.	3,179	147,919
Marvell Technology Group Ltd.	10,111	96,358
Microchip Technology, Inc.	203,000	10,304,280
Micron Technology, Inc. (1)	26,045	358,379
Microsoft Corp.	706,993	36,176,832
Motorola Solutions, Inc.	3,894	256,887
National Instruments Corp.	551	15,097

NetApp, Inc.	7,289	179,237
Nuance Communications, Inc. (1)	1,364	21,319
ON Semiconductor Corp. (1)	9,318	82,185
Oracle Corp.	1,085,956	44,448,179
Pandora Media, Inc. (1)	774	9,636
PTC, Inc. (1)	1,592	59,827
Qorvo, Inc. (1)	3,108	171,748
Qualcomm, Inc.	440,752	23,611,085
Samsung Electronic Co. Ltd.	27,521	34,273,312
Skyworks Solutions, Inc.	392	24,806
SS&C Technologies Holdings, Inc.	362	10,165
SunPower Corp. (1)	1,445	22,383
Symantec Corp.	13,233	271,806
Synopsys, Inc. (1)	3,438	185,927
Teradyne, Inc.	5,109	100,596
Texas Instruments, Inc.	168,800	10,575,320
Trimble Navigation Ltd. (1)	1,322	32,204
Twitter, Inc. (1)	1,864	31,520
VMware, Inc. (1)	1,400	80,108
Western Digital Corp.	7,100	335,540
Xerox Corp.	25,297	240,069
Xilinx, Inc.	4,361	201,173
Yahoo!, Inc. (1)	21,824	819,709
Yelp, Inc. (1)	390	11,840
Zebra Technologies Corp. (1)	239	11,974
Zillow Group, Inc. - Class A (1)	358	13,121
Zillow Group, Inc. - Class C (1)	793	28,770
Zynga, Inc. (1)	18,635	46,401

		306,889,797

Materials - 7.72%
Air Products & Chemicals, Inc.	98,836	14,038,665
Albemarle Corp.	2,813	223,099
Alcoa, Inc.	33,362	309,266
AptarGroup, Inc.	1,162	91,949
Ashland, Inc.	1,560	179,041
Avery Dennison Corp.	129	9,643
Bemis, Inc.	2,025	104,267

Cabot Corp.	1,535	70,088
Celanese Corp.	190,325	12,456,771
CF Industries Holdings, Inc.	5,865	141,346
Compass Minerals International, Inc.	846	62,765
CRH Plc ADR	508,100	15,029,598
Domtar Corp.	1,626	56,926
Dow Chemical Co.	28,260	1,404,805
Eastman Chemical Co.	3,713	252,113
Ecolab, Inc.	85,259	10,111,717
FMC Corp.	294,752	13,649,965
Freeport-McMoRan, Inc.	24,602	274,066
Goldcorp, Inc.	1,514,653	28,975,312
Graphic Packaging Holding Co.	2,379	29,833
Huntsman Corp.	4,976	66,927
International Paper Co.	10,317	437,234
Kinross Gold Corp. (1)	3,585,844	17,534,777
LyondellBasell Industries NV	414,967	30,881,844
Martin Marietta Materials, Inc.	152	29,184
Monsanto Co.	3,856	398,749
NewMarket Corp.	13	5,387
Newmont Mining Corp.	13,415	524,795
Nucor Corp.	216,839	10,714,015
Platform Specialty Products Corp. (1)	4,128	36,657
Praxair, Inc.	145,413	16,342,967
Reliance Steel & Aluminum Co.	1,746	134,267
Royal Gold, Inc.	1,544	111,199
Scotts Miracle-Gro Co.	94	6,572
Sonoco Products Co.	2,495	123,902
Southern Copper Corp.	1,172	31,621
Steel Dynamics, Inc.	5,017	122,916
Tahoe Resources, Inc.	7,550	113,023
The Mosaic Co.	948,310	24,826,756
United States Steel Corp.	3,417	57,611
Vulcan Materials Co.	230	27,683
W.R. Grace & Co.	790	57,836
Westlake Chemical Corp.	966	41,461
WestRock Co.	6,294	244,648

		200,343,266

Telecommunication Services - 1.36%
AT&T, Inc.	155,238	6,707,834
CenturyLink, Inc.	13,518	392,157
Frontier Communications Corp.	29,401	145,241
Level 3 Communications, Inc. (1)	7,349	378,400
SBA Communications Corp. (1)	1,136	122,620
Sprint Corp. (1)	19,027	86,192
Telephone & Data Systems, Inc.	2,394	71,006
T-Mobile US, Inc. (1)	2,749	118,949
United States Cellular Corp. (1)	348	13,666
Verizon Communications, Inc.	304,210	16,987,087
Vodafone Group Plc ADR	336,600	10,397,574

		35,420,726

Utilities - 0.72%
AES Corp.	16,580	206,918
AGL Resources, Inc.	3,018	199,097
Alliant Energy Corp.	5,711	226,727
Ameren Corp.	6,139	328,928
American Electric Power Co., Inc.	12,412	869,957
American Water Works Co., Inc.	4,495	379,872
Aqua America, Inc.	4,491	160,149
Atmos Energy Corp.	2,541	206,634
Avangrid, Inc.	1,411	64,991
Calpine Corp. (1)	8,980	132,455
CenterPoint Energy, Inc.	10,848	260,352
CMS Energy Corp.	6,974	319,828
Consolidated Edison, Inc.	7,673	617,216
Dominion Resources, Inc.	14,531	1,132,401
DTE Energy Co.	4,520	448,022
Duke Energy Corp.	17,368	1,490,001
Edison International	7,959	618,176
Entergy Corp.	4,500	366,075
Eversource Energy	7,984	478,242
Exelon Corp.	22,332	811,992
FirstEnergy Corp.	10,699	373,502
Great Plains Energy, Inc.	3,886	118,134

Hawaiian Electric Industries, Inc.	2,766	90,697
ITC Holdings Corp.	1,914	89,613
MDU Resources Group, Inc.	4,900	117,600
National Fuel Gas Co.	1,851	105,285
NextEra Energy, Inc.	11,602	1,512,901
NiSource, Inc.	8,134	215,714
NRG Energy, Inc.	7,909	118,556
OGE Energy Corp.	5,046	165,256
PG&E Corp.	12,501	799,064
Piedmont Natural Gas Company, Inc.	1,865	112,124
Pinnacle West Capital Corp.	2,785	225,752
PPL Corp.	17,067	644,279
Public Service Enterprise Group, Inc.	12,725	593,112
Questar Corp.	4,404	111,729
SCANA Corp.	3,275	247,786
Sempra Energy	6,285	716,616
TECO Energy, Inc.	5,880	162,523
The Southern Co.	23,666	1,269,208
UGI Corp.	4,301	194,620
Vectren Corp.	2,085	109,817
WEC Energy Group, Inc.	7,966	520,180
Westar Energy, Inc.	3,554	199,344
Xcel Energy, Inc.	12,770	571,841

		18,703,286

Total Common Stocks (Cost $2,482,693,343)		$2,497,050,894

SHORT-TERM INVESTMENTS - 3.21%

Money Market Funds - 3.21%
Goldman Sachs Financial Square Government Fund - Class I , 0.29% (2)	41,607,735	$41,607,735
JPMorgan U.S. Government Money Market Fund - Class I , 0.30% (2)	41,653,338	41,653,338

Total Short-Term Investments (Cost $83,261,073)		$83,261,073

TOTAL INVESTMENTS IN SECURITIES - 99.43% (Cost $2,565,954,416)		$2,580,311,967
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.57%		14,764,968

TOTAL NET ASSETS - 100.00%		$2,595,076,935

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(1)	Non-income producing security.
(2)	Represents annualized seven-day yield as of the close of the reporting period.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

Open Futures Contracts

			Settlement	Notional		Unrealized
Number of Contracts Purchased	Description	Counterparty	Month	Amount	Value	Appreciation
15	E-Mini S&P 500 Index Futures	Morgan Stanley	Sep. 2016	1,550,753	1,567,650	$16,897

						$16,897

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2016

	Shares	Value
COMMON STOCKS - 95.92%

Consumer Discretionary - 14.89%
1-800-Flowers.com, Inc. (1)	1,486	$13,404
Aaron’s, Inc.	52,345	1,145,832
Advance Auto Parts, Inc.	133,514	21,579,868
AMC Entertainment Holdings, Inc.	315	8,697
AMC Networks, Inc. (1)	1,820	109,964
American Axle & Manufacturing Holdings, Inc. (1)	15,101	218,662
American Eagle Outfitters, Inc.	29,649	472,309
Aramark	3,189	106,576
Arctic Cat, Inc.	1,093	18,581
Asbury Automotive Group, Inc. (1)	3,996	210,749
Ascena Retail Group, Inc. (1)	11,294	78,945
AutoNation, Inc. (1)	789	37,067
AutoZone, Inc. (1)	900	714,456
Bassett Furniture Industries, Inc.	1,123	26,885
Bed Bath & Beyond, Inc.	477	20,616
Big Lots, Inc.	9,835	492,832
Biglari Holdings, Inc. (1)	19	7,663
BJ’s Restaurants, Inc. (1)	4,559	199,821
Bloomin Brands, Inc.	190,935	3,412,008
Blue Nile, Inc.	2,162	59,196
Bob Evans Farms, Inc.	3,874	147,018
Bojangles, Inc. (1)	1,951	33,069
Borgwarner, Inc.	803	23,705
Boyd Gaming Corp. (1)	16,385	301,484
Bright Horizons Family Solutions, Inc. (1)	20,862	1,383,359
Brinker International, Inc.	1,691	76,991
Brunswick Corp.	2,248	101,879
Buckle, Inc.	1,868	48,549
Buffalo Wild Wings, Inc. (1)	85,729	11,912,045
Build-A-Bear Workshop, Inc. (1)	203	2,724

Burlington Stores, Inc. (1)	1,229	81,987
Cabela’s, Inc. (1)	88,191	4,414,841
Cable One, Inc.	143	73,132
CalAtlantic Group, Inc.	281	10,316
Callaway Golf Co.	107,618	1,098,780
Capella Education Company	2,055	108,175
CarMax, Inc. (1)	225,129	11,038,075
Carmike Cinemas, Inc. (1)	3,104	93,492
Carriage Services, Inc.	2,688	63,652
Carrols Restaurant Group, Inc. (1)	5,903	70,246
Carter’s, Inc.	1,529	162,793
Cato Corp.	914	34,476
Cavco Industries, Inc. (1)	1,654	154,980
Central European Media Enterprises Ltd. (1)	14,647	30,905
Century Casinos, Inc. (1)	1,884	11,737
Century Communities, Inc. (1)	285	4,942
Cheesecake Factory, Inc.	8,969	431,768
Chegg, Inc. (1)	6,885	34,425
Chicos FAS, Inc.	23,408	250,700
Children’s Place, Inc.	3,716	297,949
Chipotle Mexican Grill, Inc. (1)	863	347,582
Choice Hotels International, Inc.	691	32,905
Churchill Downs, Inc.	2,674	337,887
Chuy’s Holdings, Inc. (1)	49,412	1,710,149
Cinemark Holdings, Inc.	3,235	117,948
Clear Channel Outdoor Holdings, Inc.	555	3,452
ClubCorp Holdings, Inc.	12,519	162,747
Coach, Inc.	1,610	65,591
Collectors Universe, Inc.	1,630	32,192
Columbia Sportswear Co.	5,336	307,033
Container Store Group, Inc. (1)	854	4,569
Cooper-Standard Holdings, Inc. (1)	2,687	212,246
Core Mark Holding Company, Inc.	46,467	2,177,444
Cracker Barrel Old Country Store, Inc.	3,560	610,433
Crocs, Inc. (1)	14,348	161,845
CST Brands, Inc.	120,500	5,191,140
Culp, Inc.	2,089	57,719

D. R. Horton, Inc.	5,659	178,145
Daily Journal Corp. (1)	149	35,312
Darden Restaurants, Inc.	3,560	225,490
Dave & Buster’s Entertainment, Inc. (1)	7,499	350,878
Deckers Outdoor Corp. (1)	443	25,481
Del Frisco’s Restaurant Group, Inc. (1)	306	4,382
Delphi Automotive Plc	8,345	522,397
Denny’s Corp. (1)	10,747	115,315
Destination XL Group, Inc. (1)	4,937	22,562
Diamond Resorts International, Inc. (1)	7,433	222,693
Dick’s Sporting Goods, Inc.	2,086	93,995
DineEquity, Inc.	2,007	170,153
Discovery Communications, Inc. - Class A (1)	4,252	107,278
Discovery Communications, Inc. - Class C (1)	6,686	159,461
Dollar General Corp.	8,701	817,894
Dollar Tree, Inc. (1)	6,929	652,989
Domino’s Pizza, Inc.	1,524	200,223
Dorman Products, Inc. (1)	5,252	300,414
DreamWorks Animation SKG, Inc. (1)	15,293	625,025
Drew Industries, Inc.	4,698	398,578
Duluth Holdings, Inc. (1)	1,864	45,593
Dunkin’ Brands Group, Inc.	2,800	122,136
Eldorado Resorts, Inc. (1)	5,110	77,646
Empire Resorts, Inc. (1)	40	629
Entravision Communications Corp.	12,689	85,270
Ethan Allen Interiors, Inc.	4,816	159,121
Etsy, Inc. (1)	21,162	202,944
Expedia, Inc.	16,033	1,704,308
Extended Stay America, Inc.	310	4,634
Fiesta Restaurant Group, Inc. (1)	4,265	93,020
Finish Line, Inc.	2,506	50,596
Five Below, Inc. (1)	10,598	491,853
Foot Locker, Inc.	3,707	203,366
Fox Factory Holding Corp. (1)	4,345	75,473
Francesca’s Holdings Corp. (1)	7,989	88,278
Fred’s, Inc.	331	5,332
Gaiam, Inc. (1)	1,174	9,087

Gap, Inc.	435	9,231
Genesco, Inc. (1)	474	30,483
Gentex Corp.	5,579	86,196
Gentherm, Inc. (1)	62,752	2,149,256
Genuine Parts Co.	4,211	426,364
G-III Apparel Group Ltd. (1)	6,823	311,948
Global Eagle Entertainment, Inc. (1)	621	4,123
GNC Holdings, Inc.	13,621	330,854
Golden Entertainment, Inc. (1)	451	5,272
Grand Canyon Education, Inc. (1)	8,900	355,288
Gray Television, Inc. (1)	211,133	2,290,793
Group 1 Automotive, Inc.	921	45,461
Groupon, Inc. (1)	11,235	36,514
Hanesbrands, Inc.	11,520	289,498
Harley-Davidson, Inc.	5,533	250,645
Harman International Industries, Inc.	12,626	906,799
Hasbro, Inc.	3,433	288,338
Helen Of Troy Corp. (1)	22,669	2,331,280
Hemisphere Media Group, Inc. (1)	1,105	13,039
Hibbett Sports, Inc. (1)	3,542	123,226
Hilton Worldwide Holdings, Inc.	14,091	317,470
Hooker Furniture Corp.	91	1,956
Horizon Global Corp. (1)	3,528	40,043
Houghton Mifflin Harcourt Co. (1)	16,548	258,645
HSN, Inc.	6,198	303,268
Hyatt Hotels Corp. (1)	41	2,015
IMAX Corp. (1)	75,047	2,212,386
Installed Building Products, Inc. (1)	3,955	143,527
Interpublic Group of Companies, Inc.	12,266	283,345
Interval Leisure Group, Inc.	2,099	33,374
iRobot Corp. (1)	5,242	183,889
Isle of Capri Casinos, Inc. (1)	4,876	89,328
Jack in the Box, Inc.	5,020	431,318
Jamba, Inc. (1)	2,556	26,301
John Wiley & Sons, Inc.	141,500	7,383,470
Kate Spade & Co. (1)	3,907	80,523
KB Home	3,545	53,919

Kirkland’s, Inc. (1)	1,288	18,908
Kona Grill, Inc. (1)	745	7,986
Krispy Kreme Doughnuts, Inc. (1)	11,556	242,214
L Brands, Inc.	1,341	90,021
La Quinta Holdings, Inc. (1)	3,403	38,794
La-Z-Boy, Inc.	4,097	113,979
Lear Corp.	1,868	190,088
Leggett & Platt, Inc.	4,048	206,893
Lennar Corp. - Class A	2,883	132,906
Lennar Corp. - Class B	156	5,811
LGI Homes, Inc. (1)	2,846	90,901
Libbey, Inc.	339	5,387
Liberty Braves Group - Class C (1)	437	6,406
Liberty Interactive Corp. (1)	7,638	193,776
Liberty Media Group - Class A (1)	777	14,872
Liberty Media Group - Class C (1)	1,562	29,631
Liberty Tax, Inc.	1,211	16,131
Liberty TripAdvisor Holdings, Inc. (1)	14,421	315,531
Liberty Ventures (1)	756	28,025
LifeLock, Inc. (1)	16,880	266,873
Lindblad Expeditions Holdings, Inc. (1)	2,814	27,099
Lions Gate Entertainment Corp.	1,844	37,304
Lithia Motors, Inc.	4,713	334,953
Live Nation Entertainment, Inc. (1)	2,287	53,744
LKQ Corp. (1)	73,880	2,341,996
Loral Space and Communications, Inc. (1)	2,508	88,457
Lululemon Athletica, Inc. (1)	2,967	219,143
M.D.C. Holdings, Inc.	2,961	72,071
M/I Homes, Inc. (1)	820	15,441
Malibu Boats, Inc. (1)	3,596	43,440
Marine Products Corp.	2,093	17,707
MarineMax, Inc. (1)	2,780	47,177
Marriott International, Inc.	4,988	331,502
Marriott Vacations Worldwide Corp.	275	18,835
Mattel, Inc.	10,424	326,167
Mattress Firm Holding Corp. (1)	3,283	110,145
MCBC Holdings, Inc.	1,467	16,210

MDC Partners, Inc.	198,194	3,624,968
Meritage Homes Corp. (1)	567	21,285
Metaldyne Performance Group, Inc.	1,798	24,723
MGM Resorts International (1)	1,304	29,510
Michael Kors Holdings Ltd. (1)	5,245	259,523
Mohawk Industries, Inc. (1)	1,490	282,742
Monro Muffler Brake, Inc.	51,505	3,273,658
Morningstar, Inc.	546	44,652
Motorcar Parts of America, Inc. (1)	3,372	91,651
MSG Networks, Inc. (1)	3,905	59,903
Murphy USA, Inc. (1)	687	50,948
Nathan’s Famous, Inc. (1)	606	26,967
National CineMedia, Inc.	166,690	2,580,361
Nautilus, Inc. (1)	5,984	106,755
Netflix, Inc. (1)	16,280	1,489,294
New Home Company, Inc. (1)	451	4,303
New Media Investment Group, Inc.	1,257	22,714
Newell Brands, Inc.	13,442	652,878
Nexstar Broadcasting Group, Inc.	5,926	281,959
Noodles & Co. (1)	1,720	16,822
Nordstrom, Inc.	3,765	143,258
Norwegian Cruise Line Holdings Ltd. (1)	452	18,008
Nutrisystem, Inc.	5,745	145,693
NVR, Inc. (1)	107	190,496
Ollie’s Bargain Outlet Holdings, Inc. (1)	160,630	3,998,081
Omnicom Group, Inc.	7,224	588,684
O’Reilly Automotive, Inc. (1)	6,960	1,886,856
Outerwall, Inc.	3,320	139,440
Overstock.com, Inc. (1)	2,665	42,933
Oxford Industries, Inc.	3,001	169,917
Panera Bread Co. (1)	682	144,543
Papa John’s International, Inc.	24,579	1,671,372
Party City Holdings, Inc. (1)	2,302	32,021
Penn National Gaming, Inc. (1)	12,546	175,017
PetMed Express, Inc.	3,939	73,896
Pier 1 Imports, Inc.	2,474	12,716
Pinnacle Entertainment, Inc. (1)	964	10,681

Planet Fitness, Inc. (1)	3,071	57,980
Polaris Industries, Inc.	84,179	6,882,475
Pool Corp.	1,233	115,939
Popeyes Louisiana Kitchen, Inc. (1)	65,500	3,578,920
Potbelly Corp. (1)	63,565	797,105
Pulte Group, Inc.	3,126	60,926
Radio One, Inc. (1)	4,291	13,688
Ralph Lauren Corp.	120	10,754
Reading International, Inc. (1)	954	11,915
Red Robin Gourmet Burgers, Inc. (1)	506	24,000
Red Rock Resorts, Inc. (1)	5,864	128,891
Regal Entertainment Group	696	15,340
Ross Stores, Inc.	284,986	16,155,856
Ruth’s Hospitality Group, Inc.	6,203	98,938
Sally Beauty Holdings, Inc. (1)	329,965	9,704,271
Scientific Games Corp. (1)	10,184	93,591
Scripps Networks Interactive, Inc.	2,516	156,671
Sears Holdings Corp. (1)	369	5,022
SeaWorld Entertainment, Inc.	13,079	187,422
Select Comfort Corp. (1)	9,041	193,297
Service Corp. International	5,729	154,912
ServiceMaster Global Holdings, Inc. (1)	4,140	164,772
Shake Shack, Inc. (1)	3,065	111,658
Shutterfly, Inc. (1)	6,849	319,232
Signet Jewelers Ltd.	89,005	7,334,902
Sinclair Broadcast Group, Inc.	13,083	390,658
Sirius XM Holdings, Inc. (1)	54,400	214,880
Six Flags Entertainment Corp.	2,185	126,621
Skechers USA, Inc. (1)	3,980	118,286
Smith & Wesson Holding Corp. (1)	10,828	294,305
Sonic Corp.	9,345	252,782
Sotheby’s	5,891	161,413
Sportsman’s Warehouse Holdings, Inc. (1)	4,796	38,656
Standard Motor Products, Inc.	2,478	98,575
Starwood Hotels & Resorts Worldwide, Inc.	138,433	10,237,120
Starz (1)	2,574	77,014
Stein Mart, Inc.	5,991	46,251

Steven Madden Ltd. (1)	55,266	1,888,992
Stoneridge, Inc. (1)	5,184	77,449
Strayer Education, Inc. (1)	953	46,821
Sturm, Ruger & Company, Inc.	3,635	232,676
Superior Uniform Group, Inc.	1,469	28,043
Tailored Brands, Inc.	2,844	36,005
Taylor Morrison Home Corp. (1)	5,913	87,749
Tempur Sealy International, Inc. (1)	1,626	89,950
Tenneco, Inc. (1)	11,150	519,702
Texas Roadhouse, Inc.	74,680	3,405,408
The Habit Restaurants, Inc. (1)	2,607	42,703
The Madison Square Garden Co. (1)	59	10,178
The Michaels Companies, Inc. (1)	2,182	62,056
Thor Industries, Inc.	1,469	95,103
Tile Shop Holdings, Inc. (1)	6,357	126,377
Toll Brothers, Inc. (1)	2,219	59,713
TopBuild Corp. (1)	1,018	36,852
Tractor Supply Co.	142,973	13,036,278
Travelport Worldwide Ltd.	16,874	217,506
TRI Pointe Group, Inc. (1)	1,744	20,614
Tribune Media Co.	185	7,248
TripAdvisor, Inc. (1)	155,940	10,026,942
tronc, Inc.	3,160	43,608
Tumi Holdings, Inc. (1)	11,205	299,622
Tupperware Brands Corp.	64,033	3,603,777
Ulta Salon Cosmetics & Fragrance, Inc. (1)	12,834	3,126,876
Under Armour, Inc. (1)	164,535	5,989,080
Under Armour, Inc. (1)	5,592	224,407
Unique Fabricating, Inc.	1,253	16,778
Universal Electronics, Inc. (1)	2,766	199,926
Urban Outfitters, Inc. (1)	2,124	58,410
Vail Resorts, Inc.	1,099	151,915
Vera Bradley, Inc. (1)	2,764	39,166
Viacom, Inc. - Class A	271	12,580
Viacom, Inc. - Class B	9,295	385,464
Vince Holding Corp. (1)	381	2,088
Vista Outdoor, Inc. (1)	35,572	1,697,852

Visteon Corp.	1,043	68,640
Vitamin Shoppe, Inc. (1)	284	8,682
Wayfair, Inc. (1)	6,266	244,374
Weight Watchers International, Inc. (1)	5,108	59,406
Wendy’s Co.	3,655	35,161
Weyco Group, Inc.	51	1,417
Whirlpool Corp.	41,512	6,917,560
Williams-Sonoma, Inc.	2,699	140,699
Wingstop, Inc. (1)	3,068	83,603
Winmark Corp.	446	44,453
Winnebago Industries, Inc.	5,214	119,505
Wolverine World Wide, Inc.	2,973	60,411
Workhorse Group, Inc. (1)	2,033	13,926
World Wrestling Entertainment, Inc.	7,058	129,938
Wyndham Worldwide Corp.	3,365	239,689
Wynn Resorts Ltd.	2,230	202,127
ZAGG, Inc. (1)	585	3,071
Zoe’s Kitchen, Inc. (1)	3,736	135,505

		245,197,414

Consumer Staples - 6.68%
Alico, Inc.	72	2,178
Amplify Snack Brands, Inc. (1)	5,719	84,355
Avon Products, Inc.	18,233	68,921
B&G Foods, Inc.	12,238	589,872
Blue Buffalo Pet Products, Inc. (1)	191,981	4,480,836
Boston Beer, Inc. (1)	1,754	299,987
Brown Forman Corp. - Class A	782	84,479
Brown Forman Corp. - Class B	2,867	286,012
Calavo Growers, Inc.	34,250	2,294,750
Cal-Maine Foods, Inc.	4,695	208,082
Campbell Soup Co.	5,697	379,021
Casey’s General Stores, Inc.	119,091	15,661,657
Central Garden & Pet Co. (1)	190	4,338
Central Garden & Pet Co. - Class A (1)	872	18,931
Church & Dwight Co., Inc.	3,920	403,329
Clorox Co.	3,373	466,789
Coca-Cola Bottling Co. Consolidated	922	135,967

ConAgra Foods, Inc.	10,558	504,778
Coty, Inc.	769	19,986
Craft Brew Alliance, Inc. (1)	752	8,663
Darling Ingredients, Inc. (1)	8,713	129,824
Dean Foods Co.	8,939	161,706
Diplomat Pharmacy, Inc. (1)	9,070	317,450
Dr Pepper Snapple Group, Inc.	5,665	547,409
Elizabeth Arden, Inc. (1)	4,211	57,943
Energizer Holdings, Inc.	585	30,122
Farmer Brothers Co. (1)	1,547	49,597
Flowers Foods, Inc.	736,837	13,815,694
Fresh Del Monte Produce, Inc.	367	19,976
Freshpet, Inc. (1)	4,492	41,910
Herbalife Ltd. (1)	2,252	131,810
Hormel Foods Corp.	7,231	264,655
HRG Group, Inc. (1)	23,482	322,408
Ingredion, Inc.	1,548	200,327
Inter Parfums, Inc.	1,510	43,141
Inventure Foods, Inc. (1)	3,855	30,108
J & J Snack Foods Corp.	20,023	2,388,143
John B. Sanfilippo & Son, Inc.	447	19,056
Kellogg Co.	7,010	572,366
Lancaster Colony Corp.	3,704	472,667
Landec Corp. (1)	1,384	14,892
Lifevantage Corp. (1)	2,670	36,312
Lifeway Foods, Inc. (1)	774	7,485
Limoneira Co.	2,135	37,619
McCormick & Co, Inc.	3,534	376,972
Mead Johnson Nutrition Co.	92,556	8,399,457
Medifast, Inc.	2,078	69,135
MGP Ingredients, Inc.	2,456	93,893
Molson Coors Brewing Co.	73,000	7,382,490
Monster Beverage Corp. (1)	14,535	2,335,920
National Beverage Corp. (1)	2,293	144,023
Natural Health Trends Corp.	1,462	41,214
Nu Skin Enterprises, Inc.	484	22,356
Omega Protein Corp. (1)	234	4,678

Orchids Paper Products Co.	1,768	62,888
Performance Food Group Co. (1)	7,310	196,712
Pilgrim’s Pride Corp.	260	6,625
Post Holdings, Inc. (1)	1,132	93,605
PriceSmart, Inc.	3,965	371,005
Primo Water Corp. (1)	4,093	48,338
Revlon, Inc. (1)	726	23,363
Rite Aid Corp. (1)	31,422	235,351
Smart & Final Stores, Inc. (1)	3,161	47,067
Snyder’s-Lance, Inc.	277,426	9,401,967
Spectrum Brands Holdings, Inc.	750	89,482
Sprouts Farmers Market, Inc. (1)	4,262	97,600
Synutra International, Inc. (1)	1,199	4,568
The Chefs’ Warehouse, Inc. (1)	3,455	55,280
The Hain Celestial Group, Inc. (1)	2,319	115,370
The Hershey Co.	4,286	486,418
The J. M. Smucker Co.	51,000	7,772,910
Tootsie Roll Industries, Inc.	3,360	129,461
TreeHouse Foods, Inc. (1)	141,612	14,536,472
Turning Point Brands, Inc. (1)	610	6,265
Tyson Foods, Inc.	4,169	278,447
US Foods Holding Corp. (1)	1,363	33,039
USANA Health Sciences, Inc. (1)	1,020	113,659
Vector Group Ltd.	7,587	170,101
WD-40 Co.	2,756	323,692
WhiteWave Foods Co. (1)	33,809	1,586,994
Whole Foods Market, Inc.	284,136	9,098,035

		109,970,403

Energy - 2.76%
Abraxas Petroleum Corp. (1)	10,121	11,437
Baker Hughes, Inc.	22,100	997,373
Cabot Oil & Gas Corp.	9,918	255,289
Callon Petroleum Co. (1)	24,052	270,104
Carrizo Oil & Gas, Inc. (1)	92,853	3,328,780
Chesapeake Energy Corp. (1)	1,561	6,681
Cimarex Energy Co.	452	53,933
Continental Resources, Inc. (1)	1,178	53,328

Core Laboratories NV	144,580	17,912,016
CVR Energy, Inc.	234	3,627
Denbury Resources, Inc.	890,500	3,196,895
Devon Energy Corp.	1,422	51,547
Diamondback Energy, Inc. (1)	538	49,071
Evolution Petroleum Corp.	4,867	26,622
Forum Energy Technologies, Inc. (1)	184,151	3,187,654
Isramco, Inc. (1)	149	12,255
Matador Resources Co. (1)	16,503	326,759
Memorial Resource Development Corp. (1)	619	9,830
Newfield Exploration Co. (1)	1,547	68,346
Oceaneering International, Inc.	185,060	5,525,892
Oil States International, Inc. (1)	37,353	1,228,167
ONEOK, Inc.	6,391	303,253
Panhandle Oil and Gas, Inc.	1,543	25,722
Par Petroleum Corp. (1)	1,986	30,465
Parsley Energy, Inc. (1)	401	10,851
PHI, Inc. (1)	162	2,897
Range Resources Corp.	25,590	1,103,953
Renewable Energy Group, Inc. (1)	467	4,124
Rice Energy, Inc. (1)	93,640	2,063,826
RigNet, Inc. (1)	184	2,464
RPC, Inc. (1)	55,835	867,117
RSP Permian, Inc. (1)	80,194	2,797,969
Sanchez Energy Corp. (1)	2,282	16,111
Southwestern Energy Co. (1)	11,956	150,406
Synergy Resources Corp. (1)	140,651	936,736
TETRA Technologies, Inc. (1)	10,012	63,776
The Williams Companies, Inc.	3,496	75,618
US Silica Holdings, Inc.	12,691	437,459

		45,468,353

Financials - 12.05%
Acadia Realty Trust	3,166	112,456
Affiliated Managers Group, Inc. (1)	57,872	8,146,641
Alexander & Baldwin, Inc.	5,063	182,977
Alexander’s, Inc.	411	168,194
Alexandria Real Estate Equities, Inc.	225	23,292

Allegiance Bancshares, Inc. (1)	189	4,702
Allied World Assurance Co. Holdings AG	320,000	11,244,800
Altisource Portfolio Solutions S.A. (1)	2,267	63,113
American Assets Trust, Inc.	85,901	3,645,638
Ameriprise Financial, Inc.	1,459	131,091
Ameris Bancorp	4,888	145,174
AMERISAFE, Inc.	47,821	2,927,602
AmTrust Financial Services, Inc.	191	4,680
Armada Hoffler Properties, Inc.	5,624	77,274
Arthur J. Gallagher & Co.	219,677	10,456,625
Artisan Partners Asset Management, Inc.	1,136	31,444
Atlantic Capital Bancshares, Inc. (1)	563	8,141
Atlas Financial Holdings, Inc. (1)	1,175	20,234
AV Homes, Inc. (1)	669	8,175
Avenue Financial Holdings, Inc. (1)	1,398	27,471
Banc of California, Inc.	6,820	123,442
Bank of the Ozarks, Inc.	16,636	624,183
Bankwell Financial Group, Inc.	191	4,213
BGC Partners, Inc.	43,227	376,507
Blue Hills Bancorp, Inc.	430	6,347
BNC Bancorp	660	14,989
Bofi Holding, Inc. (1)	11,036	195,448
Boston Properties, Inc.	796	104,992
Brown & Brown, Inc.	213	7,981
C1 Financial, Inc. (1)	1,446	33,735
Capital Bank Financial Corp.	2,004	57,715
Cardinal Financial Corp.	371	8,140
Care Capital Properties, Inc.	251	6,579
CareTrust REIT, Inc.	11,423	157,409
CBOE Holdings, Inc.	2,473	164,751
CBRE Group, Inc. (1)	9,164	242,663
Central Pacific Financial Corp.	107,220	2,530,392
Chesapeake Lodging Trust	3,478	80,864
Citizens Financial Group, Inc.	6,671	133,287
City Office REIT, Inc.	3,064	39,771
CoBiz Financial, Inc.	718	8,401
Cohen & Steers, Inc.	4,121	166,653

Commerce Bancshares, Inc.	205,500	9,843,450
Consolidated-Tomoka Land Co.	712	33,799
CoreSite Realty Corp.	30,272	2,684,824
Corporate Office Properties Trust	91,560	2,707,429
County Bancorp, Inc.	601	12,393
Cowen Group, Inc. (1)	1,427	4,224
Crawford & Co.	2,196	18,644
Credit Acceptance Corp. (1)	252	46,640
CU Bancorp (1)	409	9,297
CubeSmart	3,685	113,793
Cullen/Frost Bankers, Inc.	162,000	10,324,260
Customers Bancorp, Inc. (1)	1,949	48,978
CyrusOne, Inc.	1,895	105,476
Diamond Hill Investment Group, Inc.	600	113,052
Digital Realty Trust, Inc.	3,148	343,101
DuPont Fabros Technology, Inc.	14,726	700,074
Eagle Bancorp, Inc. (1)	62,585	3,010,964
EastGroup Properties, Inc.	6,187	426,408
Eaton Vance Corp.	3,350	118,389
Education Realty Trust, Inc.	1,809	83,467
eHealth, Inc. (1)	3,614	50,668
Empire State Realty Trust, Inc.	2,271	43,126
Encore Capital Group, Inc. (1)	42,515	1,000,378
Endurance Specialty Holdings Ltd.	197,500	13,264,100
Equinix, Inc.	2,117	820,824
Equity Lifestyle Properties, Inc.	2,333	186,757
Erie Indemnity Co.	546	54,240
Essent Group Ltd. (1)	14,887	324,685
Essex Property Trust, Inc.	831	189,543
Evercore Partners, Inc.	52,635	2,325,941
Extra Space Storage, Inc.	3,682	340,732
Federal Realty Investment Trust	2,159	357,422
Federated Investors, Inc.	2,853	82,109
FelCor Lodging Trust, Inc.	24,632	153,457
Fifth Street Asset Management, Inc.	1,153	4,658
Financial Engines, Inc.	83,241	2,153,445
First Cash Financial Services, Inc.	5,489	281,750

First Connecticut Bancorp, Inc.	552	9,141
First Financial Bankshares, Inc.	7,974	261,467
First Foundation, Inc. (1)	852	18,318
First Industrial Realty Trust, Inc.	5,229	145,471
First Midwest Bancorp, Inc.	155,522	2,730,966
First Republic Bank	127,557	8,927,714
Forestar Group, Inc. (1)	557	6,623
Four Corners Property Trust, Inc.	5,254	108,180
Franklin Financial Network, Inc. (1)	475	14,896
GAIN Capital Holdings, Inc.	1,389	8,778
GAMCO Investors, Inc.	184	6,030
Gaming and Leisure Properties, Inc.	5,717	197,122
Gramercy Property Trust, Inc.	12,917	119,095
Great Western Bancorp, Inc.	83,488	2,633,212
Green Dot Corp. (1)	1,429	32,853
Greenhill & Co, Inc.	4,014	64,625
Healthcare Trust of America, Inc.	3,034	98,120
Hennessy Advisors, Inc.	562	18,810
Heritage Commerce Corp.	444	4,675
Hersha Hospitality Trust	503	8,626
HFF, Inc.	101,509	2,931,580
Hilltop Holdings, Inc. (1)	63,975	1,342,835
Hingham Institution for Savings	126	15,488
Home Bancorp, Inc.	147	4,038
Home Bancshares, Inc.	23,950	473,971
Houlihan Lokey, Inc.	2,350	52,570
Hudson Pacific Properties, Inc.	84,605	2,468,774
Interactive Brokers Group, Inc.	220	7,788
Invesco Ltd.	2,112	53,940
Investment Technology Group, Inc.	824	13,777
Iron Mountain, Inc.	7,952	316,728
iStar, Inc. (1)	15,155	145,336
James River Group Holdings Ltd.	111,123	3,773,737
Jones Lang LaSalle, Inc.	78,770	7,676,137
Kennedy-Wilson Holdings, Inc.	8,016	151,983
Ladenburg Thalmann Financial Services, Inc. (1)	2,521	5,950
Lamar Advertising Co.	2,505	166,082

Lazard Ltd.	128,183	3,817,290
LendingClub Corp. (1)	28,578	122,885
LendingTree, Inc. (1)	20,804	1,837,617
Lincoln National Corp.	1,657	64,242
Live Oak Bancshares, Inc.	3,790	53,477
LPL Financial Holdings, Inc.	378	8,516
LTC Properties, Inc.	6,517	337,124
Maiden Holdings Ltd.	1,653	20,233
Marcus & Millichap, Inc. (1)	2,870	72,927
MarketAxess Holdings, Inc.	15,079	2,192,487
Medical Properties Trust, Inc.	16,131	245,353
Medley Management, Inc.	518	3,046
Meridian Bancorp, Inc.	1,539	22,746
Moelis & Co.	3,610	81,225
Monmouth Real Estate Investment Corp.	2,321	30,776
Moody’s Corp.	4,634	434,252
MSCI, Inc.	2,781	214,471
National Bank Holdings Corp.	5,076	103,347
National General Holdings Corp.	5,523	118,303
National Health Investors, Inc.	7,398	555,516
National Interstate Corp.	348	10,527
National Storage Affiliates Trust Co.	602	12,534
Nationstar Mortgage Holdings, Inc. (1)	3,131	35,255
Northern Trust Corp.	165,500	10,966,030
Northfield Bancorp, Inc.	809	11,997
NorthStar Asset Management Group, Inc.	5,633	57,513
OM Asset Management Plc	5,307	70,848
Omega Healthcare Investors, Inc.	2,086	70,820
Opus Bank	2,157	72,907
Orchid Island Capital, Inc.	797	8,201
Outfront Media, Inc.	679	16,411
Pacific Premier Bancorp, Inc. (1)	1,772	42,528
Park Sterling Corp.	3,216	22,801
Patriot National, Inc. (1)	2,125	17,383
Pennsylvania Real Estate Investment Trust	4,174	89,532
Physicians Realty Trust	13,946	293,005
PICO Holdings, Inc. (1)	430	4,068

Pinnacle Financial Partners, Inc.	602	29,408
Potlatch Corp.	8,176	278,802
PRA Group, Inc. (1)	82,097	1,981,822
Primerica, Inc.	9,251	529,527
Prosperity Bancshares, Inc.	167,500	8,540,825
PS Business Parks, Inc.	3,929	416,788
Pzena Investment Management, Inc.	2,069	15,745
QTS Realty Trust, Inc.	9,221	516,192
Regency Centers Corp.	512	42,870
Regional Management Corp. (1)	247	3,621
Retail Opportunity Investments Corp.	131,760	2,855,239
Rexford Industrial Realty, Inc.	5,302	111,819
RLI Corp.	6,178	424,923
RMR Group, Inc.	1,371	42,460
Ryman Hospitality Properties, Inc.	8,639	437,565
Sabra Health Care REIT, Inc.	2,428	50,102
Saul Centers, Inc.	1,799	111,016
SEI Investments Co.	3,900	187,629
Senior Housing Properties Trust	840	17,497
ServisFirst Bancshares, Inc.	4,501	222,304
Signature Bank (1)	51,812	6,472,355
Silvercrest Asset Management Group, Inc.	1,327	16,242
South State Corp.	53,855	3,664,833
Sovran Self Storage, Inc.	914	95,897
STAG Industrial, Inc.	13,835	329,411
State National Companies, Inc.	372	3,917
SVB Financial Group (1)	61,700	5,871,372
T. Rowe Price Group, Inc.	5,670	413,740
Talmer BanCorp., Inc.	143,918	2,758,908
Tanger Factory Outlet Centers, Inc.	2,573	103,383
Taubman Centers, Inc.	887	65,815
TD Ameritrade Holding Corp.	6,769	192,747
Terreno Realty Corp.	139,672	3,613,315
Texas Capital Bancshares, Inc. (1)	34,436	1,610,227
The GEO Group, Inc.	3,365	115,016
The Progressive Corp.	1,707	57,185
Third Point Reinsurance Ltd. (1)	1,128	13,220

Trinity Place Holdings, Inc. (1)	572	4,399
Trupanion, Inc. (1)	2,778	36,809
UMH Properties, Inc.	1,559	17,539
Union Bankshares, Inc.	675	24,543
United Insurance Holdings Corp.	2,461	40,311
Universal Health Realty Income Trust	347	19,841
Universal Insurance Holdings, Inc.	4,687	87,084
Urban Edge Properties	17,837	532,613
Urstadt Biddle Properties, Inc.	5,106	126,527
Value Line, Inc.	250	4,088
Ventas, Inc.	3,245	236,301
Veritex Holdings, Inc. (1)	478	7,658
Virtu Financial, Inc.	4,599	82,782
Waddell & Reed Financial, Inc.	591	10,177
Washington Real Estate Investment Trust	5,085	159,974
Western Alliance Bancorp (1)	64,911	2,119,344
Westfield Financial, Inc.	526	4,050
Westwood Holdings Group, Inc.	1,695	87,801
WisdomTree Investments, Inc.	22,266	217,984
WMIH Corp. (1)	39,368	87,397
WP Glimcher, Inc.	8,590	96,122
XL Group Plc	2,811	93,634

		198,365,027

Healthcare - 19.19%
AAC Holdings, Inc. (1)	48,937	1,116,742
Abaxis, Inc.	4,288	202,522
ABIOMED, Inc. (1)	15,172	1,658,148
Acadia Healthcare Co., Inc. (1)	37,990	2,104,646
ACADIA Pharmaceuticals, Inc. (1)	2,761	89,622
Accelerate Diagnostics, Inc. (1)	4,202	60,467
Acceleron Pharma, Inc. (1)	5,347	181,691
Accuray, Inc. (1)	15,387	79,859
AcelRx Pharmaceuticals, Inc. (1)	6,872	18,486
Aceto Corp.	5,082	111,245
Achillion Pharmaceuticals, Inc. (1)	22,872	178,402
Aclaris Therapeutics, Inc. (1)	1,737	32,082
Acorda Therapeutics, Inc. (1)	1,198	30,555

Adamas Pharmaceuticals, Inc. (1)	1,613	24,421
Addus HomeCare Corp. (1)	106	1,848
Adeptus Health, Inc. (1)	2,419	124,966
Aduro Biotech, Inc. (1)	6,875	77,756
Advaxis, Inc. (1)	6,473	52,367
Aerie Pharmaceuticals, Inc. (1)	4,695	82,632
Agenus, Inc. (1)	12,016	48,665
Agile Therapeutics, Inc. (1)	2,675	20,357
Agilent Technologies, Inc.	2,604	115,513
Agios Pharmaceuticals, Inc. (1)	867	36,323
Aimmune Therapeutics, Inc. (1)	5,098	55,160
Air Methods Corp. (1)	7,089	253,999
Akebia Therapeutics, Inc. (1)	2,042	15,274
Akorn, Inc. (1)	58,977	1,679,960
Albany Molecular Research, Inc. (1)	2,398	32,229
Alder Biopharmaceuticals, Inc. (1)	9,398	234,668
Alere, Inc. (1)	488	20,340
Alexion Pharmaceuticals, Inc. (1)	51,260	5,985,118
Align Technology, Inc. (1)	84,708	6,823,229
Alkermes Plc (1)	4,593	198,509
Almost Family, Inc. (1)	395	16,831
Alnylam Pharmaceuticals, Inc. (1)	1,984	110,092
AMAG Pharmaceuticals, Inc. (1)	2,094	50,088
Amedisys, Inc. (1)	5,543	279,811
American Renal Associates Holdings, Inc. (1)	1,502	43,513
AmerisourceBergen Corp.	95,078	7,541,587
Amicus Therapeutics, Inc. (1)	24,790	135,353
AMN Healthcare Services, Inc. (1)	9,358	374,039
Amphastar Pharmaceuticals, Inc. (1)	6,934	111,776
Ampio Pharmaceuticals, Inc. (1)	8,491	10,953
Amsurg Corp. (1)	923	71,569
Analogic Corp.	210	16,682
Anavex Life Sciences Corp. (1)	6,435	39,318
ANI Pharmaceuticals, Inc. (1)	1,559	87,023
Anika Therapeutics, Inc. (1)	2,215	118,835
Anthera Pharmaceuticals, Inc. (1)	7,638	23,601
Applied Genetic Technologies Corp. (1)	2,463	34,802

Aratana Therapeutics, Inc. (1)	6,042	38,185
Ardelyx, Inc. (1)	724	6,321
Arena Pharmaceuticals, Inc. (1)	47,435	81,114
Argos Therapeutics, Inc. (1)	2,012	12,334
ARIAD Pharmaceuticals, Inc. (1)	33,374	246,634
Array BioPharma, Inc. (1)	2,644	9,413
Arrowhead Pharmaceuticals, Inc. (1)	10,953	58,270
Asterias Biotherapeutics, Inc. - Class A (1)	4,296	10,310
Atara Biotherapeutics, Inc. (1)	250	5,628
Athenahealth, Inc. (1)	14,564	2,009,978
Athersys, Inc. (1)	13,801	29,948
AtriCure, Inc. (1)	4,796	67,767
Atrion Corp.	269	115,094
Avexis, Inc. (1)	937	35,625
Avinger, Inc. (1)	2,098	25,029
AxoGen, Inc. (1)	4,671	32,136
Axovant Sciences Ltd. (1)	4,751	61,003
Axsome Therapeutics, Inc. (1)	2,084	15,713
Bellicum Pharmaceuticals, Inc. (1)	2,689	34,849
BioCryst Pharmaceuticals, Inc. (1)	11,626	33,018
BioMarin Pharmaceutical, Inc. (1)	86,389	6,721,064
Bio-Path Holdings, Inc. (1)	16,081	32,001
Bio-Rad Laboratories, Inc. (1)	20,561	2,940,634
BioScrip, Inc. (1)	1,447	3,690
BioSpecifics Technologies Corp. (1)	1,030	41,138
Bio-Techne Corp.	22,021	2,483,308
BioTelemetry, Inc. (1)	5,269	85,885
BioTime, Inc. (1)	13,266	34,624
Bluebird Bio, Inc. (1)	2,703	117,013
Blueprint Medicines Corp. (1)	3,887	78,712
Bruker Corp.	3,193	72,609
C.R. Bard, Inc.	37,245	8,758,534
Cambrex Corp. (1)	6,315	326,675
Cantel Medical Corp.	33,430	2,297,644
Capital Senior Living Corp. (1)	5,508	97,326
Cara Therapeutics, Inc. (1)	513	2,468
Cardiovascular Systems, Inc. (1)	6,258	114,991

Castlight Health, Inc. (1)	8,226	32,575
Catalent, Inc. (1)	69,461	1,596,908
Celator Pharmaceuticals, Inc. (1)	6,373	192,337
Cellular Biomedicine Group, Inc. (1)	1,584	18,992
Cempra, Inc. (1)	8,058	132,876
Centene Corp. (1)	164,915	11,769,984
Cepheid (1)	328,494	10,101,191
Cerner Corp. (1)	46,794	2,742,128
Cerus Corp. (1)	17,290	107,890
Charles River Laboratories International, Inc. (1)	1,425	117,477
Chemed Corp.	3,167	431,694
ChemoCentryx, Inc. (1)	4,099	18,405
ChromaDex Corp. (1)	5,667	23,461
Cidara Therapeutics, Inc. (1)	111	1,144
Civitas Solutions, Inc. (1)	2,950	61,449
Clovis Oncology, Inc. (1)	6,166	84,598
Coherus Biosciences, Inc. (1)	5,730	96,780
Collegium Pharmaceutical, Inc. (1)	2,634	31,213
Computer Programs & Systems, Inc.	2,307	92,095
Concert Pharmaceuticals, Inc. (1)	1,313	14,745
ConforMIS, Inc. (1)	6,903	48,459
Corcept Therapeutics, Inc. (1)	14,531	79,339
Corindus Vascular Robotics, Inc. (1)	10,209	14,599
CorVel Corp. (1)	1,924	83,078
Cotiviti Holdings, Inc. (1)	1,924	40,654
Cross Country Healthcare, Inc. (1)	6,233	86,763
CryoLife, Inc.	4,039	47,701
Curis, Inc. (1)	22,415	34,967
Cutera, Inc. (1)	2,262	25,357
Cynosure, Inc. (1)	4,636	225,518
Cytokinetics, Inc. (1)	6,566	62,311
CytomX Therapeutics, Inc. (1)	3,933	40,176
CytRx Corp. (1)	11,416	25,458
DaVita HealthCare Partners, Inc. (1)	2,013	155,645
Dentsply Sirona, Inc.	247,470	15,353,039
Depomed, Inc. (1)	11,936	234,184
Dermira, Inc. (1)	4,101	119,954

DexCom, Inc. (1)	2,510	199,118
Dimension Therapeutics, Inc. (1)	889	5,334
Durect Corp. (1)	25,949	31,658
Dynavax Technologies Corp. (1)	7,644	111,450
Eagle Pharmaceuticals, Inc. (1)	1,836	71,218
Edge Therapeutics, Inc. (1)	1,253	12,668
Editas Medicine, Inc. (1)	1,363	33,257
Edwards Lifesciences Corp. (1)	34,454	3,436,097
Egalet Corp. (1)	948	4,702
Eiger BioPharmaceuticals, Inc. (1)	648	12,843
Emergent BioSolutions, Inc. (1)	6,360	178,843
Endologix, Inc. (1)	15,811	197,005
Ensign Group, Inc.	83,448	1,753,242
Entellus Medical, Inc. (1)	1,449	26,473
Envision Healthcare Holdings, Inc. (1)	4,745	120,381
Enzo Biochem, Inc. (1)	7,241	43,229
Epizyme, Inc. (1)	5,570	57,037
Exact Sciences Corp. (1)	19,707	241,411
ExamWorks Group, Inc. (1)	7,992	278,521
Exelixis, Inc. (1)	27,486	214,666
FibroGen, Inc. (1)	10,322	169,384
Five Prime Therapeutics, Inc. (1)	1,233	50,985
Flex Pharma, Inc. (1)	1,716	17,520
Flexion Therapeutics, Inc. (1)	3,584	53,635
Fluidigm Corp. (1)	5,650	51,020
Fortress Biotech, Inc. (1)	6,531	17,568
Foundation Medicine, Inc. (1)	2,606	48,628
Galena Biopharma, Inc. (1)	36,340	16,938
Genesis Healthcare, Inc. (1)	3,305	5,850
GenMark Diagnostics, Inc. (1)	7,806	67,912
Genomic Health, Inc. (1)	3,646	94,413
Geron Corp. (1)	29,414	78,830
Glaukos Corp. (1)	3,259	95,032
Global Blood Therapeutics, Inc. (1)	2,727	45,241
Globus Medical, Inc. (1)	101,945	2,429,349
GlycoMimetics, Inc. (1)	1,936	14,075
Halozyme Therapeutics, Inc. (1)	22,209	191,664

HealthEquity, Inc. (1)	83,907	2,549,514
HealthSouth Corp.	17,668	685,872
HealthStream, Inc. (1)	5,052	133,979
HeartWare International, Inc. (1)	3,517	203,107
Henry Schein, Inc. (1)	2,502	442,354
Heron Therapeutics, Inc. (1)	6,181	111,567
Heska Corp. (1)	1,224	45,496
Hill-Rom Holdings, Inc.	1,871	94,392
HMS Holdings Corp. (1)	145,330	2,559,261
Hologic, Inc. (1)	53,889	1,864,559
Horizon Pharma Plc (1)	32,067	528,143
ICON Plc (1)	25,590	1,791,556
ICU Medical, Inc. (1)	33,092	3,731,123
Idera Pharmaceuticals, Inc. (1)	15,172	23,213
IDEXX Laboratories, Inc. (1)	30,627	2,844,023
Ignyta, Inc. (1)	3,315	17,967
Illumina, Inc. (1)	18,431	2,587,344
Immune Design Corp. (1)	1,871	15,267
ImmunoGen, Inc. (1)	16,107	49,610
Immunomedics, Inc. (1)	15,331	35,568
Impax Laboratories, Inc. (1)	14,608	421,003
Imprivata, Inc. (1)	3,119	43,666
IMS Health Holdings, Inc. (1)	4,619	117,138
INC Research Holdings, Inc. (1)	8,201	312,704
Incyte Corp. (1)	4,973	397,741
Infinity Pharmaceuticals, Inc. (1)	9,735	12,948
Innoviva, Inc.	14,028	147,715
Inogen, Inc. (1)	3,267	163,709
Inotek Pharmaceuticals Corp. (1)	3,017	22,446
Inovalon Holdings, Inc. (1)	1,801	32,436
Inovio Pharmaceuticals, Inc. (1)	12,990	120,028
Insmed, Inc. (1)	12,912	127,312
Insulet Corp. (1)	11,516	348,244
Insys Therapeutics, Inc. (1)	4,681	60,572
Integra LifeSciences Holdings Corp. (1)	117,727	9,392,260
Intellia Therapeutics, Inc. (1)	1,358	28,993
Intercept Pharmaceuticals, Inc. (1)	501	71,483

Intersect ENT, Inc. (1)	4,953	64,042
Intra-Cellular Therapies, Inc. (1)	6,898	267,780
Intrexon Corp. (1)	1,689	41,566
Intuitive Surgical, Inc. (1)	2,920	1,931,317
InVitae Corp. (1)	4,353	32,169
InVivo Therapeutics Holdings Corp. (1)	6,295	36,385
Ionis Pharmaceuticals, Inc. (1)	3,677	85,637
iRadimed Corp. (1)	787	17,125
IRIDEX Corp. (1)	1,467	21,697
Ironwood Pharmaceuticals, Inc. (1)	25,407	332,197
Juno Therapeutics, Inc. (1)	1,729	66,463
K2M Group Holdings, Inc. (1)	1,548	24,025
Karyopharm Therapeutics, Inc. (1)	936	6,281
Keryx Biopharmaceuticals, Inc. (1)	15,381	101,822
Kite Pharma, Inc. (1)	7,834	391,700
La Jolla Pharmaceutical Co. (1)	2,706	43,296
Laboratory Corp. of America Holdings (1)	82,401	10,734,378
Landauer, Inc.	1,919	78,986
LDR Holding Corp. (1)	5,526	204,186
LeMaitre Vascular, Inc.	2,629	37,516
Lexicon Pharmaceuticals, Inc. (1)	8,234	118,158
LHC Group, Inc. (1)	131	5,670
Ligand Pharmaceuticals, Inc. (1)	23,710	2,827,892
Lion Biotechnologies, Inc. (1)	8,948	72,479
Lipocine, Inc. (1)	3,202	9,734
Loxo Oncology, Inc. (1)	2,598	60,222
Luminex Corp. (1)	3,259	65,930
MacroGenics, Inc. (1)	6,284	169,605
Magellan Health, Inc. (1)	3,436	225,986
MannKind Corp. (1)	62,856	72,913
Masimo Corp. (1)	48,083	2,525,079
Medgenics, Inc. (1)	4,978	27,628
Medicines Co. (1)	12,225	411,127
MediciNova, Inc. (1)	5,744	43,367
Medidata Solutions, Inc. (1)	121,918	5,714,297
Medivation, Inc. (1)	26,967	1,626,110
MEDNAX, Inc. (1)	152,227	11,025,802

Meridian Bioscience, Inc.	7,028	137,046
Merit Medical Systems, Inc. (1)	90,163	1,787,932
Merrimack Pharmaceuticals, Inc. (1)	14,736	79,427
Mettler-Toledo International, Inc. (1)	49,172	17,943,846
MiMedx Group, Inc. (1)	20,010	159,680
Minerva Neurosciences, Inc. (1)	3,101	31,661
Mirati Therapeutics, Inc. (1)	2,426	13,246
Molina Healthcare, Inc. (1)	5,712	285,029
Momenta Pharmaceuticals, Inc. (1)	3,021	32,627
MyoKardia, Inc. (1)	2,172	26,933
Myriad Genetics, Inc. (1)	39,129	1,197,347
NanoString Technologies, Inc. (1)	2,999	37,787
NantKwest, Inc. (1)	274	1,704
Natera, Inc. (1)	5,059	61,037
National Research Corp.	1,473	20,180
Natus Medical, Inc. (1)	66,537	2,515,099
Nektar Therapeutics (1)	25,776	366,792
Neogen Corp. (1)	53,226	2,993,963
NeoGenomics, Inc. (1)	10,480	84,259
Neos Therapeutics, Inc. (1)	2,451	22,745
Neurocrine Biosciences, Inc. (1)	2,624	119,261
Nevro Corp. (1)	4,755	350,729
NewLink Genetics Corp. (1)	3,195	35,976
Nobilis Health Corp. (1)	810	1,806
Novavax, Inc. (1)	54,026	392,769
Novocure Ltd. (1)	9,846	114,903
NuVasive, Inc. (1)	171,142	10,220,600
NxStage Medical, Inc. (1)	12,699	275,314
Ocular Therapeutix, Inc. (1)	3,773	18,676
Omeros Corp. (1)	4,562	47,992
Omnicell, Inc. (1)	77,183	2,641,974
OncoMed Pharmaceuticals, Inc. (1)	3,351	41,251
Ophthotech Corp. (1)	6,113	311,946
OPKO Health, Inc. (1)	8,988	83,948
OraSure Technologies, Inc. (1)	10,542	62,303
Organovo Holdings, Inc. (1)	16,628	61,856
Orthofix International (1)	3,425	145,220

Osiris Therapeutics, Inc.	3,594	18,293
OvaScience, Inc. (1)	749	3,902
Owens & Minor, Inc.	1,445	54,014
Oxford Immunotec Global Plc (1)	4,394	39,546
Pacific Biosciences of California, Inc. (1)	14,835	104,364
Pacira Pharmaceuticals, Inc. (1)	35,558	1,199,371
Paratek Pharmaceuticals, Inc. (1)	2,769	38,517
PAREXEL International Corp. (1)	184,009	11,570,486
Patterson Companies, Inc.	2,560	122,598
Penumbra, Inc. (1)	5,078	302,141
PerkinElmer, Inc.	696	36,484
Pfenex, Inc. (1)	3,171	26,541
PharmAthene, Inc. (1)	11,461	27,965
Phibro Animal Health Corp.	3,542	66,094
Portola Pharmaceuticals, Inc. (1)	8,800	207,680
PRA Health Sciences, Inc. (1)	4,739	197,901
Premier, Inc. (1)	426	13,930
Press Ganey Holdings, Inc. (1)	55,554	2,186,050
Prestige Brands Holdings, Inc. (1)	35,685	1,976,949
Progenics Pharmaceuticals, Inc. (1)	13,710	57,856
Proteostasis Therapeutics, Inc. (1)	1,216	14,750
Prothena Corporation Plc (1)	6,823	238,532
Puma Biotechnology, Inc. (1)	4,815	143,439
Quality Systems, Inc.	9,996	119,052
Quidel Corp. (1)	4,930	88,050
Quintiles Transitional Holdings, Inc. (1)	1,650	107,778
Quorum Health Corp. (1)	5,776	61,861
Radius Health, Inc. (1)	6,163	226,490
RadNet, Inc. (1)	7,501	40,055
Raptor Pharmaceutical Corp. (1)	16,944	90,989
Reata Pharmaceuticals, Inc. (1)	1,104	21,804
Regulus Therapeutics, Inc. (1)	7,474	21,600
Relypsa, Inc. (1)	7,351	135,994
Repligen Corp. (1)	39,304	1,075,357
ResMed, Inc.	32,169	2,034,046
Revance Therapeutics, Inc. (1)	3,964	53,910
Rigel Pharmaceuticals, Inc. (1)	14,953	33,345

Rockwell Medical, Inc. (1)	8,736	66,132
SAGE Therapeutics, Inc. (1)	5,161	155,501
Sagent Pharmaceuticals, Inc. (1)	311	4,659
Sangamo BioSciences, Inc. (1)	13,586	78,663
Sarepta Therapeutics, Inc. (1)	8,338	159,006
SciClone Pharmaceuticals, Inc. (1)	9,899	129,281
Seattle Genetics, Inc. (1)	2,938	118,725
Second Sight Medical Products, Inc. (1)	3,277	11,732
Select Medical Holdings Corp. (1)	1,565	17,012
Senseonics Holdings, Inc. (1)	5,363	21,077
Seres Therapeutics, Inc. (1)	3,469	100,774
Sorrento Therapeutics, Inc. (1)	5,679	31,802
Spark Therapeutics, Inc. (1)	3,344	170,979
Spectrum Pharmaceuticals, Inc. (1)	3,635	23,882
St. Jude Medical, Inc.	175,904	13,720,512
STAAR Surgical Co. (1)	7,758	42,747
Stemline Therapeutics, Inc. (1)	786	5,321
STERIS Plc	161,000	11,068,750
Sucampo Pharmaceuticals, Inc. (1)	4,554	49,957
Supernus Pharmaceuticals, Inc. (1)	9,157	186,528
Surgery Partners, Inc. (1)	2,114	37,841
Surgical Care Affiliates, Inc. (1)	5,334	254,272
SurModics, Inc. (1)	2,524	59,264
Syndax Pharmaceuticals, Inc. (1)	413	4,068
Synergy Pharmaceuticals, Inc. (1)	35,342	134,300
Synthetic Biologics, Inc. (1)	14,570	26,226
T2 Biosystems, Inc. (1)	2,786	21,982
Tandem Diabetes Care, Inc. (1)	3,405	25,674
Team Health Holdings, Inc. (1)	13,398	544,897
Teladoc, Inc. (1)	4,004	64,144
Teleflex, Inc.	17,245	3,057,711
Teligent, Inc. (1)	8,316	59,376
Tenet Healthcare Corp. (1)	2,448	67,663
TESARO, Inc. (1)	4,928	414,198
TG Therapeutics, Inc. (1)	7,318	44,347
The Cooper Companies, Inc.	63,128	10,830,871
The Providence Service Corp. (1)	2,538	113,905

The Spectranetics Corp. (1)	8,441	157,931
TherapeuticsMD, Inc. (1)	27,452	233,342
Theravance Biopharma, Inc. (1)	7,063	160,259
Titan Pharmaceuticals, Inc. (1)	3,432	18,773
Tobira Therapeutics, Inc. (1)	1,673	21,013
Tokai Pharmaceuticals, Inc. (1)	1,828	10,072
TransEnterix, Inc. (1)	876	1,069
Trevena, Inc. (1)	8,703	54,829
Trovagene, Inc. (1)	4,991	22,609
Ultragenyx Pharmaceutical, Inc. (1)	7,201	352,201
United Therapeutics Corp. (1)	374	39,614
Universal Health Services, Inc.	84,716	11,360,416
US Physical Therapy, Inc.	2,371	142,758
Utah Medical Products, Inc.	684	43,092
Vanda Pharmaceuticals, Inc. (1)	7,131	79,796
Varian Medical Systems, Inc. (1)	2,912	239,454
Vascular Solutions, Inc. (1)	3,303	137,603
VCA, Inc. (1)	2,374	160,506
Veeva Systems, Inc. (1)	2,932	100,040
Veracyte, Inc. (1)	2,857	14,371
Versartis, Inc. (1)	319	3,528
ViewRay, Inc. (1)	1,204	4,924
Vitae Pharmaceuticals, Inc. (1)	5,100	55,029
Vital Therapies, Inc. (1)	4,678	29,004
Vocera Communications, Inc. (1)	3,439	44,191
Voyager Therapeutics, Inc. (1)	1,128	12,397
vTv Therapeutics, Inc. (1)	1,743	10,109
VWR Corp. (1)	138	3,988
Waters Corp. (1)	50,846	7,151,490
WaVe Life Sciences Ltd. (1)	1,152	23,835
WellCare Health Plans, Inc. (1)	1,242	133,242
West Pharmaceutical Services, Inc.	23,960	1,818,085
XBiotech, Inc. (1)	3,393	70,982
Xencor, Inc. (1)	6,265	118,972
XenoPort, Inc. (1)	11,094	78,102
Zeltiq Aesthetics, Inc. (1)	6,929	189,370
Zimmer Holdings, Inc.	2,997	360,779
ZIOPHARM Oncology, Inc. (1)	23,680	130,003
Zoetis, Inc.	13,935	661,355

		316,083,090

Industrials - 14.78%
A.O. Smith Corp.	106,746	9,405,390
AAON, Inc.	79,906	2,198,214
Actuant Corp.	5,508	124,536
Acuity Brands, Inc.	9,470	2,348,181
Advanced Drainage Systems, Inc.	6,851	187,512
Aerojet Rocketdyne Holdings, Inc. (1)	6,166	112,714
AeroVironment, Inc. (1)	647	17,987
Air Lease Corp.	1,458	39,045
Air Transport Services Group, Inc. (1)	1,438	18,636
Alamo Group, Inc.	419	27,641
Alaska Air Group, Inc.	91,170	5,314,299
Albany International Corp.	847	33,821
Allegiant Travel Co.	2,607	394,960
Allegion Plc	2,931	203,499
Allied Motion Technologies, Inc.	1,228	28,563
Altra Industrial Motion Corp.	4,078	110,024
AMERCO	116	43,448
American Woodmark Corp. (1)	2,704	179,492
AMETEK, Inc.	1,295	59,868
Apogee Enterprises, Inc.	5,689	263,685
Applied Industrial Technologies, Inc.	3,076	138,851
Aqua Metals, Inc. (1)	2,054	24,165
Argan, Inc.	2,614	109,056
Armstrong Flooring, Inc. (1)	250	4,237
Astec Industries, Inc.	1,773	99,554
Astronics Corp. (1)	86,197	2,866,912
Avis Budget Group, Inc. (1)	2,553	82,283
AZZ, Inc.	5,130	307,697
B/E Aerospace, Inc.	3,118	143,974
Barrett Business Services, Inc.	1,412	58,344
Beacon Roofing Supply, Inc. (1)	79,670	3,622,595
Blue Bird Corp. (1)	134	1,595
BMC Stock Holdings, Inc. (1)	9,136	162,804

Brady Corp.	6,786	207,380
Builders FirstSource, Inc. (1)	16,359	184,039
BWX Technologies, Inc.	2,848	101,873
C.H. Robinson Worldwide, Inc.	103,850	7,710,863
Caesarstone Ltd. (1)	4,645	161,460
Carlisle Companies, Inc.	572	60,449
CEB, Inc.	23,844	1,470,698
Cintas Corp.	2,712	266,129
CLARCOR, Inc.	164,008	9,976,607
Clean Harbors, Inc. (1)	126	6,566
Comfort Systems USA, Inc.	7,242	235,872
Continental Building Products, Inc. (1)	6,877	152,876
Copart, Inc. (1)	2,986	146,344
Covanta Holding Corp.	3,558	58,529
Curtiss-Wright Corp.	6,329	533,218
Deluxe Corp.	9,629	639,077
Donaldson Co., Inc.	196,077	6,737,206
Douglas Dynamics, Inc.	3,697	95,124
Dover Corp.	196,000	13,586,720
Dun & Bradstreet Corp.	449	54,706
Dycom Industries, Inc. (1)	6,025	540,804
Echo Global Logistics, Inc. (1)	4,944	110,844
EMCOR Group, Inc.	1,969	96,993
Energous Corp. (1)	2,866	37,115
Energy Recovery, Inc. (1)	6,703	59,590
EnerSys, Inc.	2,512	149,389
EnPro Industries, Inc.	4,209	186,838
Equifax, Inc.	3,621	464,936
Exone Co. (1)	394	4,165
Expeditors International of Washington, Inc.	3,906	191,550
Exponent, Inc.	5,027	293,627
Fastenal Co.	131,797	5,850,469
Flowserve Corp.	2,413	108,995
Fortune Brands Home & Security, Inc.	4,667	270,546
Forward Air Corp.	5,823	259,298
Franklin Covey Co. (1)	1,576	24,160
Franklin Electric Company, Inc.	8,576	283,437

FTI Consulting, Inc. (1)	694	28,232
G&K Services, Inc.	2,955	226,264
Generac Holdings, Inc. (1)	12,898	450,914
General Cable Corp.	9,167	116,513
Genesee & Wyoming, Inc. (1)	47,573	2,804,428
Gibraltar Industries, Inc. (1)	3,999	126,248
Global Brass and Copper Holdings, Inc.	3,961	108,096
GMS, Inc. (1)	1,388	30,883
Gorman Rupp Co.	2,971	81,435
GP Strategies Corp. (1)	2,466	53,488
Graco, Inc.	1,687	133,256
Granite Construction, Inc.	5,964	271,660
Great Lakes Dredge & Dock Corp. (1)	827	3,606
Griffon Corp.	4,922	82,985
H&E Equipment Services, Inc.	6,255	119,033
Hawaiian Holdings, Inc. (1)	10,407	395,050
HD Supply Holdings, Inc. (1)	6,143	213,899
Healthcare Services Group, Inc.	81,512	3,372,967
Heartland Express, Inc.	9,025	156,945
HEICO Corp.	58,085	3,880,659
Heico Corp. - Class A	18,612	998,534
Heritage Crystal Clean, Inc. (1)	1,312	16,020
Herman Miller, Inc.	11,929	356,558
Hertz Global Holdings, Inc. (1)	2,181	24,144
Hexcel Corp.	2,830	117,841
Hill International, Inc. (1)	2,683	10,920
Hillenbrand, Inc.	11,691	351,198
HNI Corp.	9,004	418,596
Hub Group, Inc. (1)	6,070	232,906
Hubbell, Inc.	1,076	113,486
Huntington Ingalls Industries, Inc.	1,189	199,788
Huron Consulting Group, Inc. (1)	561	33,896
Hyster-Yale Materials Handling, Inc.	552	32,838
IDEX Corp.	238,021	19,541,524
IES Holdings, Inc. (1)	1,355	16,829
IHS, Inc. (1)	8,808	1,018,293
Ingersoll-Rand Plc	3,950	251,536

InnerWorkings, Inc. (1)	6,956	57,526
Insperity, Inc.	3,067	236,864
Insteel Industries, Inc.	3,553	101,580
Interface, Inc.	11,184	170,556
J.B. Hunt Transportation Services, Inc.	12,593	1,019,151
JetBlue Airways Corp. (1)	738	12,221
John Bean Technologies Corp.	5,765	352,933
Kadant, Inc.	362	18,647
Kaman Corp.	513	21,813
KAR Auction Services, Inc.	4,206	175,558
Kforce, Inc.	5,106	86,240
Kimball International, Inc.	6,036	68,690
Knight Transportation, Inc.	12,333	327,811
Knoll, Inc.	9,392	228,038
Korn/Ferry International	6,604	136,703
Landstar System, Inc.	27,851	1,912,250
Lawson Products, Inc. (1)	1,019	20,237
Lennox International, Inc.	1,124	160,282
Lincoln Electric Holdings, Inc.	1,177	69,537
Lindsay Corp.	1,812	122,962
LSI Industries, Inc.	600	6,642
Lydall, Inc. (1)	3,244	125,089
Manitowoc Foodservice, Inc. (1)	1,693	29,831
Masco Corp.	6,581	203,616
Masonite International Corp. (1)	6,047	399,949
MasTec, Inc. (1)	13,160	293,731
Matson, Inc.	3,773	121,830
Matthews International Corp.	6,343	352,925
Mercury Systems, Inc. (1)	594	14,767
Milacron Holdings Corp. (1)	2,452	35,579
Miller Industries, Inc.	99	2,038
Mistras Group, Inc. (1)	3,343	79,797
Mobile Mini, Inc.	6,542	226,615
Moog, Inc. (1)	582	31,381
MSA Safety, Inc.	4,144	217,684
MSC Industrial Direct Co., Inc.	15,138	1,068,137
Mueller Industries, Inc.	8,105	258,387

Mueller Water Products, Inc.	30,821	351,976
Multi-Color Corp.	2,664	168,898
National Presto Industries, Inc.	105	9,907
Navistar International Corp. (1)	596	6,967
NCI Building Systems, Inc. (1)	5,425	86,746
Neff Corp. (1)	870	9,509
Nielsen Holdings Plc	8,615	447,722
Nordson Corp.	1,742	145,649
Nortek, Inc. (1)	2,062	122,297
NV5 Global, Inc. (1)	1,057	30,061
Old Dominion Freight Line, Inc. (1)	1,282	77,317
Omega Flex, Inc.	561	21,340
On Assignment, Inc. (1)	10,082	372,530
Orbital ATK, Inc.	20,355	1,733,025
Orion Group Holdings, Inc. (1)	774	4,110
PACCAR, Inc.	921	47,772
Parker-Hannifin Corp.	60,500	6,537,025
Patrick Industries, Inc. (1)	2,839	171,163
Paylocity Holding Corp. (1)	4,210	181,872
PGT, Inc. (1)	9,401	96,830
Pitney Bowes, Inc.	5,763	102,581
Plug Power, Inc. (1)	22,786	42,382
Ply Gem Holdings, Inc. (1)	4,198	61,165
Power Solutions International, Inc. (1)	824	14,708
Primoris Services Corp.	101,678	1,924,765
Proto Labs, Inc. (1)	74,916	4,312,165
Quad/Graphics, Inc.	2,959	68,915
Quanex Building Products Corp.	572	10,633
Quanta Services, Inc. (1)	1,197	27,675
Radiant Logistics, Inc. (1)	4,053	12,159
Raven Industries, Inc.	4,372	82,806
RBC Bearings, Inc. (1)	39,210	2,842,725
Rexnord Corp. (1)	12,730	249,890
Ritchie Bros Auctioneers, Inc.	81,485	2,752,563
Robert Half International, Inc.	3,892	148,519
Rockwell Automation, Inc.	208,305	23,917,580
Rockwell Collins, Inc.	3,978	338,687

Rollins, Inc.	2,928	85,703
Roper Technologies, Inc.	1,560	266,074
RR Donnelley & Sons Co.	4,312	72,959
Sensata Technologies Holding NV (1)	181,962	6,348,654
Simpson Manufacturing Company, Inc.	8,214	328,314
SiteOne Landscape Supply, Inc. (1)	2,271	77,191
Snap-on, Inc.	48,234	7,612,290
SP Plus Corp. (1)	3,139	70,879
Sparton Corp. (1)	131	2,852
Spirit AeroSystems Holdings, Inc. (1)	2,087	89,741
Standex International Corp.	1,915	158,236
Stanley Black & Decker, Inc.	553	61,505
Steelcase, Inc.	16,799	227,962
Stericycle, Inc. (1)	15,755	1,640,411
Sun Hydraulics Corp.	4,064	120,660
Supreme Industries, Inc.	1,433	19,632
Swift Transportation Co. (1)	14,872	229,178
TASER International, Inc. (1)	67,383	1,676,489
Team, Inc. (1)	5,268	130,804
Teledyne Technologies, Inc. (1)	1,899	188,096
Tennant Co.	3,228	173,892
Tetra Tech, Inc.	1,849	56,848
Textron, Inc.	2,562	93,667
The Advisory Board Co. (1)	100,026	3,539,920
The Brink’s Co.	8,974	255,669
The Middleby Corp. (1)	1,729	199,267
The Toro Co.	21,483	1,894,801
TransDigm Group, Inc. (1)	1,531	403,709
TransUnion (1)	1,618	54,106
Trex Company, Inc. (1)	5,863	263,366
TriNet Group, Inc. (1)	8,217	170,831
TrueBlue, Inc. (1)	521	9,857
Tutor Perini Corp. (1)	1,114	26,235
Tyco International Plc	1,134	48,308
UniFirst Corp.	286	33,096
United Rentals, Inc. (1)	124,120	8,328,452
Univar, Inc. (1)	8,365	158,182

Universal Forest Products, Inc.	3,418	316,814
Universal Logistics Holdings, Inc.	1,039	13,403
US Ecology, Inc.	4,299	197,539
Valmont Industries, Inc.	542	73,316
Vectrus, Inc. (1)	432	12,308
Verisk Analytics, Inc. (1)	30,855	2,501,723
Veritiv Corp. (1)	103	3,871
Viad Corp.	2,280	70,680
Vicor Corp. (1)	2,780	27,995
Virgin America, Inc. (1)	3,572	200,782
W.W. Grainger, Inc.	57,191	12,996,655
Wabash National Corp. (1)	3,396	43,129
WABCO Holdings, Inc. (1)	83,044	7,604,339
Wabtec Corp.	61,628	4,328,134
WageWorks, Inc. (1)	98,821	5,910,484
Watsco, Inc.	793	111,567
Watts Water Technologies, Inc.	5,139	299,398
Wesco Aircraft Holdings, Inc. (1)	2,343	31,443
West Corp.	1,217	23,926
Woodward, Inc.	10,422	600,724
Xylem, Inc.	2,848	127,163
YRC Worldwide, Inc. (1)	1,549	13,631

		243,370,633

Information Technology - 21.26%
2U, Inc. (1)	7,165	210,723
3D Systems Corp. (1)	21,320	291,871
A10 Networks, Inc. (1)	8,570	55,448
Acacia Communications, Inc. (1)	1,023	40,859
ACI Worldwide, Inc. (1)	22,796	444,750
Acxiom Corp. (1)	7,436	163,518
ADTRAN, Inc.	6,193	115,499
Advanced Energy Industries, Inc. (1)	7,438	282,346
Advanced Micro Devices, Inc. (1)	62,149	319,446
Aerohive Networks, Inc. (1)	4,727	31,293
Agilysys, Inc. (1)	376	3,937
Akamai Technologies, Inc. (1)	23,291	1,302,666
Alarm.com Holdings, Inc. (1)	2,014	51,619

ALJ Regional Holdings, Inc. (1)	3,891	19,455
Alliance Data Systems Corp. (1)	45,844	8,981,756
Ambarella, Inc. (1)	2,521	128,092
Amber Road, Inc. (1)	3,624	27,941
American Software, Inc.	5,025	52,662
Amkor Technology, Inc. (1)	1,041	5,986
Amphenol Corp.	9,171	525,773
Angie’s List, Inc. (1)	7,772	50,596
ANSYS, Inc. (1)	95,001	8,621,341
Apigee Corp. (1)	2,972	36,318
Appfolio, Inc. (1)	1,475	21,328
Applied Micro Circuits Corp. (1)	14,738	94,618
Arista Networks, Inc. (1)	1,191	76,677
ARRIS International Plc (1)	1,307	27,395
Aspen Technology, Inc. (1)	295,383	11,886,212
Atlassian Corporation Plc (1)	240,576	6,230,918
Autobytel, Inc. (1)	309	4,286
Autodesk, Inc. (1)	5,296	286,725
AVG Technologies (1)	8,497	161,358
Avid Technology, Inc. (1)	4,058	23,577
Badger Meter, Inc.	2,747	200,613
Barracuda Networks, Inc. (1)	4,274	64,708
Belden, Inc.	8,293	500,648
Benefitfocus, Inc. (1)	2,508	95,605
Black Knight Financial Services, Inc. (1)	707	26,583
Blackbaud, Inc.	51,792	3,516,677
Blackhawk Network Holdings, Inc. (1)	10,791	361,391
Blucora, Inc. (1)	1,551	16,068
Booz Allen Hamilton Holding Corp.	3,264	96,745
Bottomline Technologies, Inc. (1)	77,077	1,659,468
Box, Inc. (1)	9,495	98,178
Brightcove, Inc. (1)	6,088	53,574
Broadridge Financial Solutions, Inc.	3,597	234,524
BroadSoft, Inc. (1)	5,787	237,441
Cabot Microelectronics Corp.	621	26,293
Cadence Design Systems, Inc. (1)	72,531	1,762,503
CalAmp Corp. (1)	7,009	103,803

Callidus Software, Inc. (1)	11,101	221,798
Carbonite, Inc. (1)	3,646	35,476
Cardtronics, Inc. (1)	65,898	2,623,399
Care.com, Inc. (1)	3,061	35,752
Cass Information Systems, Inc.	1,337	69,123
Cavium, Inc. (1)	91,277	3,523,292
CDK Global, Inc.	4,749	263,522
CDW Corp.	4,969	199,158
CEVA, Inc. (1)	3,844	104,441
ChannelAdvisor Corp. (1)	4,235	61,365
Check Point Software Technologies Ltd. (1)	96,000	7,649,280
Ciena Corp. (1)	27,202	510,037
Cimpress (1)	4,956	458,331
Cirrus Logic, Inc. (1)	12,381	480,259
Citrix Systems, Inc. (1)	104,122	8,339,131
Clearfield, Inc. (1)	2,264	40,503
Cognex Corp.	102,610	4,422,491
Coherent, Inc. (1)	4,780	438,708
CommScope Holding Co., Inc. (1)	3,910	121,327
CommVault Systems, Inc. (1)	7,691	332,174
comScore, Inc. (1)	9,556	228,197
Convergys Corp.	8,820	220,500
CoreLogic, Inc. (1)	1,590	61,183
Cornerstone OnDemand, Inc. (1)	9,978	379,763
CoStar Group, Inc. (1)	13,771	3,011,167
CPI Card Group, Inc.	1,513	7,580
Cray, Inc. (1)	7,866	235,351
Cree, Inc. (1)	1,107	27,055
CSG Systems International, Inc.	6,294	253,711
CSRA, Inc.	4,993	116,986
Cvent, Inc. (1)	5,885	210,212
Cyberark Software Ltd. (1)	22,090	1,073,353
Datalink Corp. (1)	226	1,695
Demandware, Inc. (1)	29,283	2,193,297
DHI Group, Inc. (1)	9,738	60,668
Diebold, Inc.	2,798	69,474
Digimarc Corp. (1)	1,569	50,145

DST Systems, Inc.	1,003	116,779
DTS, Inc. (1)	3,397	89,851
EarthLink Holdings Corp.	20,545	131,488
Eastman Kodak Co. (1)	2,819	45,330
Ebix, Inc.	4,925	235,907
Electronic Arts, Inc. (1)	8,895	673,885
Electronics For Imaging, Inc. (1)	9,338	401,908
Ellie Mae, Inc. (1)	53,878	4,937,919
Endurance International Group Holdings, Inc. (1)	11,698	105,165
EnerNOC, Inc. (1)	4,367	27,599
Entegris, Inc. (1)	17,318	250,591
Envestnet, Inc. (1)	64,080	2,134,505
EPAM Systems, Inc. (1)	9,512	611,717
Epiq Systems, Inc.	1,890	27,594
ePlus, Inc. (1)	888	72,630
Euronet Worldwide, Inc. (1)	32,169	2,225,773
EVERTEC, Inc.	10,138	157,545
Everyday Health, Inc. (1)	1,792	14,121
Exa Corp. (1)	2,691	38,885
Exar Corp. (1)	1,394	11,222
ExlService Holdings, Inc. (1)	6,467	338,935
Extreme Networks, Inc. (1)	20,088	68,098
F5 Networks, Inc. (1)	2,050	233,372
Fabrinet (1)	6,926	257,093
FactSet Research Systems, Inc.	1,222	197,255
Fair Isaac Corp.	6,104	689,813
Fairchild Semiconductor International, Inc. (1)	8,222	163,207
FARO Technologies, Inc. (1)	814	27,538
FEI Co.	95,995	10,259,946
Fidelity National Information Services, Inc.	5,649	416,218
FireEye, Inc. (1)	34,227	563,719
First Data Corp. (1)	9,556	105,785
Fiserv, Inc. (1)	6,786	737,842
Fitbit, Inc. (1)	3,141	38,383
Five9, Inc. (1)	6,443	76,672
FleetCor Technologies, Inc. (1)	2,799	400,621
Fleetmatics Group Plc (1)	7,775	336,891

FLIR Systems, Inc.	45,945	1,421,998
FormFactor, Inc. (1)	7,708	69,295
Forrester Research, Inc.	2,015	74,273
Fortinet, Inc. (1)	554,329	17,511,253
Gartner, Inc. (1)	2,442	237,875
Genpact Ltd. (1)	4,593	123,276
Gigamon, Inc. (1)	6,466	241,764
Global Payments, Inc.	4,687	334,558
Globant S.A. (1)	5,030	197,930
GoDaddy, Inc. (1)	1,421	44,321
Gogo, Inc. (1)	11,599	97,316
GrubHub, Inc. (1)	204,915	6,366,709
GTT Communications, Inc. (1)	5,148	95,135
Guidance Software, Inc. (1)	4,352	26,939
Guidewire Software, Inc. (1)	129,849	8,019,474
Hackett Group, Inc.	4,449	61,708
Hortonworks, Inc. (1)	7,823	83,628
HubSpot, Inc. (1)	5,742	249,318
II-VI, Inc. (1)	3,263	61,214
Immersion Corp. (1)	1,859	13,645
Imperva, Inc. (1)	5,716	245,845
Infinera Corp. (1)	19,181	216,362
Infoblox, Inc. (1)	11,009	206,529
Information Services Group, Inc. (1)	6,176	23,160
Inphi Corp. (1)	7,855	251,596
Instructure, Inc. (1)	2,031	38,589
Integrated Device Technology, Inc. (1)	76,631	1,542,582
Interactive Intelligence Group, Inc. (1)	3,544	145,269
InterActiveCorp	1,685	94,865
Interdigital, Inc.	6,878	382,967
Intralinks Holdings, Inc. (1)	415	2,697
IPG Photonics Corp. (1)	76,607	6,128,560
Itron, Inc. (1)	6,678	287,822
J2 Global, Inc.	20,619	1,302,502
Jack Henry & Associates, Inc.	2,405	209,884
Jive Software, Inc. (1)	11,150	41,924
KLA-Tencor Corp.	4,768	349,256

Lam Research Corp.	3,896	327,498
Lattice Semiconductor Corp. (1)	23,365	125,003
Linear Technology Corp.	3,414	158,853
LinkedIn Corp. (1)	3,593	679,975
Lionbridge Technologies, Inc. (1)	11,288	44,588
Littelfuse, Inc.	26,063	3,080,386
LivePerson, Inc. (1)	10,358	65,670
LogMeIn, Inc. (1)	4,990	316,516
Lumentum Holdings, Inc. (1)	10,083	244,009
MACOM Technology Solutions Holdings, Inc. (1)	4,546	149,927
Majesco (1)	1,055	5,602
Manhattan Associates, Inc. (1)	22,719	1,456,969
Marketo, Inc. (1)	8,243	287,021
Match Group, Inc. (1)	884	13,326
Maxim Integrated Products, Inc.	8,640	308,362
MAXIMUS, Inc.	12,688	702,535
MaxLinear, Inc. (1)	10,893	195,856
MeetMe, Inc. (1)	6,908	36,820
MercadoLibre, Inc.	92,150	12,962,740
Mesa Laboratories, Inc.	577	70,971
Methode Electronics, Inc.	6,521	223,214
Microchip Technology, Inc.	44,810	2,274,556
Microsemi Corp. (1)	48,644	1,589,686
MicroStrategy, Inc. (1)	989	173,095
MINDBODY, Inc. (1)	2,784	44,934
Mitek Systems, Inc. (1)	5,748	40,868
MKS Instruments, Inc.	555	23,898
MobileIron, Inc. (1)	8,506	25,943
Mobileye NV (1)	145,450	6,711,063
Model N, Inc. (1)	4,759	63,533
Monolithic Power Systems, Inc.	55,709	3,806,039
Monotype Imaging Holdings, Inc.	128,935	3,175,669
Motorola Solutions, Inc.	603	39,780
MTS Systems Corp.	2,630	115,299
Nanometrics, Inc. (1)	3,711	77,152
National Instruments Corp.	32,728	896,747
NCR Corp. (1)	3,772	104,748

NeoPhotonics Corp. (1)	972	9,263
NETGEAR, Inc. (1)	4,188	199,098
NetScout Systems, Inc. (1)	67,640	1,504,990
NetSuite, Inc. (1)	1,215	88,452
NeuStar, Inc. (1)	60,482	1,421,932
New Relic, Inc. (1)	4,283	125,835
NIC, Inc.	12,405	272,166
Nice-Systems Ltd. ADR	66,789	4,264,478
Nimble Storage, Inc. (1)	12,228	97,335
Novanta, Inc. (1)	1,608	24,361
Nuance Communications, Inc. (1)	5,163	80,698
Numerex Corp. (1)	526	3,940
NVE Corp.	439	25,747
NVIDIA Corp.	15,570	731,946
Oclaro, Inc. (1)	16,441	80,232
ON Semiconductor Corp. (1)	1,259	11,104
Palo Alto Networks, Inc. (1)	107,081	13,132,414
Pandora Media, Inc. (1)	5,746	71,538
Park City Group, Inc. (1)	2,504	22,461
Paychex, Inc.	9,859	586,610
Paycom Software, Inc. (1)	99,988	4,320,481
PDF Solutions, Inc. (1)	4,985	69,740
Pegasystems, Inc.	7,092	191,129
Perficient, Inc. (1)	4,913	99,783
PFSweb, Inc. (1)	2,922	27,759
Planet Payment, Inc. (1)	8,332	37,411
Plantronics, Inc.	49,904	2,195,776
Power Integrations, Inc.	83,366	4,174,136
Progress Software Corp. (1)	1,371	37,648
Proofpoint, Inc. (1)	45,538	2,872,992
PROS Holdings, Inc. (1)	5,213	90,863
PTC, Inc. (1)	300,045	11,275,691
Pure Storage, Inc. (1)	11,881	129,503
Q2 Holdings, Inc. (1)	4,992	139,876
Qlik Technologies, Inc. (1)	149,443	4,420,524
Qorvo, Inc. (1)	411	22,712
Qualys, Inc. (1)	123,005	3,666,779

Quotient Technology, Inc. (1)	12,490	167,491
Rackspace Hosting, Inc. (1)	3,277	68,358
Radisys Corp. (1)	6,433	28,820
Rambus, Inc. (1)	5,409	65,341
Rapid7, Inc. (1)	3,846	48,383
RealPage, Inc. (1)	10,815	241,499
Red Hat, Inc. (1)	176,069	12,782,609
Reis, Inc.	1,264	31,474
Rogers Corp. (1)	1,279	78,147
Rosetta Stone, Inc. (1)	2,859	22,157
Rubicon Project, Inc. (1)	2,877	39,271
Sabre Corp.	6,327	169,500
Sapiens International Corp.	4,740	55,505
Science Applications International Corp.	8,399	490,082
SciQuest, Inc. (1)	5,320	93,951
SecureWorks Corp. (1)	314	4,427
Semtech Corp. (1)	63,647	1,518,617
ServiceNow, Inc. (1)	4,818	319,915
ServiceSource International, Inc. (1)	7,726	31,136
Shopify, Inc. (1)	25,325	778,997
ShoreTel, Inc. (1)	2,821	18,872
Shutterstock, Inc. (1)	3,701	169,506
Silicom Ltd.	284	8,492
Silicon Graphics International Corp. (1)	5,835	29,350
Silicon Laboratories, Inc. (1)	8,196	399,473
Silver Spring Networks, Inc. (1)	7,053	85,694
Skyworks Solutions, Inc.	5,325	336,966
Sonus Networks, Inc. (1)	1,199	10,419
Splunk, Inc. (1)	278,121	15,068,596
SPS Commerce, Inc. (1)	73,003	4,423,982
Square, Inc. (1)	1,579	14,290
SS&C Technologies Holdings, Inc.	4,726	132,706
Stamps.com, Inc. (1)	9,020	788,528
Stratasys Ltd. (1)	4,489	102,753
Super Micro Computer, Inc. (1)	1,617	40,182
Symantec Corp.	2,663	54,698
Synaptics, Inc. (1)	7,355	395,331

Synchronoss Technologies, Inc. (1)	8,236	262,399
Synopsys, Inc. (1)	82,939	4,485,341
Syntel, Inc. (1)	6,435	291,248
Tableau Software, Inc. (1)	15,638	765,011
Take-Two Interactive Software, Inc. (1)	16,424	622,798
TechTarget, Inc. (1)	1,223	9,906
TeleTech Holdings, Inc.	3,250	88,172
Teradata Corp. (1)	3,957	99,202
Tessera Technologies, Inc.	6,297	192,940
The Western Union Co.	15,039	288,448
TiVo, Inc. (1)	18,375	181,912
Total System Services, Inc.	5,075	269,533
Trimble Navigation Ltd. (1)	6,081	148,133
TrueCar, Inc. (1)	10,537	82,715
TubeMogul, Inc. (1)	4,282	50,956
Twitter, Inc. (1)	17,104	289,229
Tyler Technologies, Inc. (1)	9,734	1,622,755
Ubiquiti Networks, Inc. (1)	5,073	196,122
Ultimate Software Group, Inc. (1)	12,469	2,622,106
Ultratech, Inc. (1)	332	7,626
Unisys Corp. (1)	6,749	49,133
Universal Display Corp. (1)	8,192	555,418
USA Technologies, Inc. (1)	6,213	26,530
Vantiv, Inc. (1)	4,733	267,888
Varonis Systems, Inc. (1)	2,085	50,082
VASCO Data Security International, Inc. (1)	5,320	87,195
VeriFone Systems, Inc. (1)	3,341	61,942
VeriSign, Inc. (1)	2,899	250,648
ViaSat, Inc. (1)	7,654	546,496
VirnetX Holding Corp. (1)	9,340	37,360
Virtusa Corp. (1)	71,895	2,076,328
Web.com Group, Inc. (1)	8,306	151,003
WebMD Health Corp. (1)	7,368	428,154
WEX, Inc. (1)	143,958	12,764,756
Workday, Inc. (1)	232,780	17,381,683
Workiva, Inc. (1)	4,278	58,437
Xactly Corp. (1)	4,470	57,261

Xilinx, Inc.	79,961	3,688,601
XO Group, Inc. (1)	4,890	85,233
Xura, Inc. (1)	4,651	113,624
Yelp, Inc. (1)	1,605	48,728
Zebra Technologies Corp. (1)	1,293	64,779
Zendesk, Inc. (1)	16,086	424,349
Zillow Group, Inc. - Class A (1)	1,082	39,655
Zillow Group, Inc. - Class C (1)	2,166	78,582
Zix Corp. (1)	10,439	39,146

		350,056,890

Materials - 3.02%
AEP Industries, Inc.	794	63,885
AptarGroup, Inc.	83,981	6,645,417
Avery Dennison Corp.	2,566	191,808
Axalta Coating Systems Ltd. (1)	5,028	133,393
Balchem Corp.	65,869	3,929,086
Ball Corp.	5,223	377,571
Bemis, Inc.	417	21,471
Berry Plastics Group, Inc. (1)	333,920	12,972,792
Boise Cascade Co. (1)	6,621	151,952
Celanese Corp.	410	26,834
Century Aluminum Co. (1)	592	3,747
Chase Corp.	1,380	81,517
Chemours Co.	30,513	251,427
Chemtura Corp. (1)	6,366	167,935
Clearwater Paper Corp. (1)	3,316	216,767
Codexis, Inc. (1)	6,116	24,647
Coeur Mining, Inc. (1)	22,374	238,507
Crown Holdings, Inc. (1)	4,110	208,254
Deltic Timber Corp.	2,076	139,362
Eagle Materials, Inc.	1,427	110,093
Ferro Corp. (1)	16,673	223,085
Flotek Industries, Inc. (1)	10,139	133,835
FMC Corp.	3,290	152,360
Freeport-McMoRan, Inc.	8,340	92,908
GCP Applied Technologies, Inc. (1)	11,940	310,918
Gold Resource Corp.	7,759	27,855

Graphic Packaging Holding Co.	6,846	85,849
Hawkins, Inc.	384	16,669
HB Fuller Co.	9,922	436,469
Headwaters, Inc. (1)	14,528	260,632
Ingevity Corp. (1)	6,847	233,072
Innophos Holdings, Inc.	3,340	140,981
Innospec, Inc.	32,248	1,483,086
International Flavors & Fragrances, Inc.	2,437	307,233
Kaiser Aluminum Corp.	995	89,958
KapStone Paper and Packaging Corp.	1,094	14,233
KMG Chemicals, Inc.	796	20,688
Koppers Holdings, Inc. (1)	3,179	97,691
Louisiana-Pacific Corp. (1)	26,588	461,302
Martin Marietta Materials, Inc.	54,877	10,536,384
Minerals Technologies, Inc.	3,727	211,694
Multi Packaging Solutions International Ltd. (1)	4,141	55,282
Myers Industries, Inc.	4,235	60,984
Neenah Paper, Inc.	3,304	239,110
NewMarket Corp.	209	86,605
OMNOVA Solutions, Inc. (1)	5,371	38,940
Owens-Illinois, Inc. (1)	4,923	88,663
Packaging Corporation of America	2,854	191,018
PolyOne Corp.	16,566	583,786
Quaker Chemical Corp.	42,220	3,766,024
Rayonier Advanced Materials, Inc.	5,058	68,738
Real Industry, Inc. (1)	5,053	39,262
Royal Gold, Inc.	129	9,291
RPM International, Inc.	3,982	198,901
Schweitzer-Mauduit International, Inc.	1,183	41,736
Scotts Miracle-Gro Co.	1,271	88,856
Sealed Air Corp.	6,002	275,912
Sensient Technologies Corp.	8,803	625,365
Silgan Holdings, Inc.	1,245	64,068
Southern Copper Corp.	1,133	30,568
Steel Dynamics, Inc.	1,068	26,166
Stepan Co.	379	22,562
Summit Materials, Inc. (1)	12,644	258,696

The Valspar Corp.	2,396	258,840
Trecora Resources (1)	3,129	32,635
Trinseo S.A. (1)	5,619	241,224
United States Lime & Minerals, Inc.	95	5,604
US Concrete, Inc. (1)	2,806	170,913
Valhi, Inc.	1,963	3,082
Vulcan Materials Co.	3,769	453,637
W.R. Grace & Co.	1,192	87,266
Worthington Industries, Inc.	8,938	378,077

		49,785,178

Telecommunication Services - 1.06%
8x8, Inc. (1)	76,913	1,123,699
Boingo Wireless, Inc. (1)	4,294	38,302
Cogent Communications Holdings, Inc.	8,238	330,014
Consolidated Communications Holdings, Inc.	6,737	183,516
FairPoint Communications, Inc. (1)	3,310	48,591
General Communication, Inc. (1)	5,671	89,602
Globalstar, Inc. (1)	45,162	54,646
IDT Corp.	2,011	28,536
inContact, Inc. (1)	11,453	158,624
Inteliquent, Inc.	6,350	126,301
Iridium Communications, Inc. (1)	176,255	1,565,144
Lumos Networks Corp. (1)	387	4,683
ORBCOMM, Inc. (1)	11,540	114,823
RingCentral, Inc. (1)	11,695	230,625
SBA Communications Corp. (1)	118,323	12,771,785
Shenandoah Telecommunications Co.	9,144	357,165
Straight Path Communications, Inc. (1)	1,933	53,486
Vonage Holdings Corp. (1)	4,575	27,908
Windstream Holdings, Inc.	2,234	20,709
Zayo Group Holdings, Inc. (1)	4,986	139,259

		17,467,418

Utilities - 0.23%
ALLETE, Inc.	35,604	2,301,087
American States Water Co.	4,820	211,212
California Water Service Group	5,563	194,316
Chesapeake Utilities Corp.	346	22,898

Connecticut Water Services, Inc.	484	27,201
Global Water Resources, Inc.	1,593	14,018
ITC Holdings Corp.	2,272	106,375
MGE Energy, Inc.	3,148	177,909
Middlesex Water Co.	2,618	113,569
New Jersey Resources Corp.	1,390	53,585
Ormat Technologies, Inc.	3,439	150,491
Pattern Energy Group, Inc.	9,302	213,667
Piedmont Natural Gas Company, Inc.	186	11,182
Southwest Gas Corp.	974	76,664
Spark Energy, Inc.	973	32,158
WGL Holdings, Inc.	517	36,598
York Water Co.	2,211	70,840

		3,813,770

Total Common Stocks (Cost $1,592,686,236)		$1,579,578,176

RIGHTS - 0.00% (3)
Healthcare - 0.00% (3)
Dyax Corp. (1)(2)	15,849	$57,056

Total Rights (Cost $35,670)		$57,056

SHORT-TERM INVESTMENTS - 3.71%

Money Market Funds - 3.71%
Goldman Sachs Financial Square Government Fund - Class I, 0.29% (4)	30,529,717	$30,529,717
JPMorgan U.S. Government Money Market Fund - Class I, 0.30% (4)	30,529,718	30,529,718

Total Short-Term Investments (Cost $61,059,435)		$61,059,435

TOTAL INVESTMENTS IN SECURITIES - 99.63% (Cost $1,653,781,341)		$1,640,694,667
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.37%		6,064,703

TOTAL NET ASSETS - 100.00%		$1,646,759,370

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(1)	Non-income producing security.

(2)	The price for this security was derived from an estimate of fair market value using methods approved by the Fund’s Board of Trustees. This security represents $57,056 or 0.00% of the Fund’s net assets and is classified as a Level 3 security.
(3)	Amount less than 0.005%.
(4)	Represents annualized seven-day yield as of the close of the reporting period.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

Open Futures Contracts

			Settlement	Notional		Unrealized
Number of Contracts Purchased	Description	Counterparty	Month	Amount	Value	Appreciation
2	E-Mini S&P 500 Index Futures	Morgan Stanley	Sep. 2016	208,205	209,020	$815
1	E-Mini S&P 400 Index Futures	Morgan Stanley	Sep. 2016	149,193	149,300	107

						$922

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2016

	Shares	Value
COMMON STOCKS - 95.15%

Consumer Discretionary - 10.58%
1-800-Flowers.com, Inc. (1)	2,807	$25,319
Aaron’s, Inc.	10,568	231,334
Abercrombie & Fitch Co.	10,652	189,712
AMC Entertainment Holdings, Inc.	3,120	86,143
American Eagle Outfitters, Inc.	2,655	42,294
American Public Education, Inc. (1)	2,469	69,379
America’s Car-Mart, Inc. (1)	1,255	35,441
Apollo Education Group, Inc. (1)	13,402	122,226
Aramark	2,741	91,604
Arctic Cat, Inc.	1,094	18,598
Ascena Retail Group, Inc. (1)	17,966	125,582
Ascent Capital Group, Inc. (1)	1,677	25,809
AutoNation, Inc. (1)	784	36,832
Barnes & Noble Education, Inc. (1)	6,274	63,681
Barnes & Noble, Inc.	9,897	112,331
Bassett Furniture Industries, Inc.	781	18,697
Beazer Homes USA, Inc. (1)	5,743	44,508
Bed Bath & Beyond, Inc.	2,654	114,706
Belmond Ltd. (1)	13,076	129,452
Best Buy, Inc.	103,385	3,163,581
Big 5 Sporting Goods Corp.	2,583	23,944
Biglari Holdings, Inc. (1)	149	60,098
Boot Barn Holdings, Inc. (1)	2,109	18,180
Borgwarner, Inc.	3,808	112,412
Bridgepoint Education, Inc. (1)	2,908	21,054
Brunswick Corp.	262,703	11,905,700
Buckle, Inc.	2,948	76,619
Build-A-Bear Workshop, Inc. (1)	2,088	28,021
Burlington Stores, Inc. (1)	599	39,959
Cabela’s, Inc. (1)	875	43,802

Caesars Acquisition Co. (1)	7,265	81,513
Caesars Entertainment Corp. (1)	8,942	68,764
CalAtlantic Group, Inc.	1,315	48,274
Caleres, Inc.	6,691	161,989
Callaway Golf Co.	9,264	94,585
Cambium Learning Group, Inc. (1)	2,012	9,074
Capella Education Company	101	5,317
Career Education Corp. (1)	10,341	61,529
Carmike Cinemas, Inc. (1)	1,301	39,186
Carriage Services, Inc.	223	5,281
Carrols Restaurant Group, Inc. (1)	825	9,818
Cato Corp.	3,246	122,439
CBS Corp.	51,964	2,828,920
Century Casinos, Inc. (1)	1,497	9,326
Century Communities, Inc. (1)	2,445	42,396
Chegg, Inc. (1)	7,361	36,805
Chicos FAS, Inc.	2,095	22,437
Choice Hotels International, Inc.	202	9,619
Citi Trends, Inc.	2,081	32,318
Clear Channel Outdoor Holdings, Inc.	362	2,252
Coach, Inc.	4,525	184,349
Columbia Sportswear Co.	82,540	4,749,352
Conn’s, Inc. (1)	3,092	23,252
Container Store Group, Inc. (1)	1,875	10,031
Cooper Tire & Rubber Co.	8,637	257,555
Cooper-Standard Holdings, Inc. (1)	182	14,376
Core Mark Holding Company, Inc.	39,572	1,854,344
Cracker Barrel Old Country Store, Inc.	154	26,406
CSS Industries, Inc.	1,331	35,684
CST Brands, Inc.	235,406	10,141,290
D. R. Horton, Inc.	3,060	96,329
Daily Journal Corp. (1)	70	16,589
Dana Holding Corp.	23,919	252,585
Deckers Outdoor Corp. (1)	4,831	277,879
Del Frisco’s Restaurant Group, Inc. (1)	3,491	49,991
Del Taco Restaurants, Inc. (1)	3,608	32,833
Delta Apparel, Inc. (1)	1,074	24,219

Denny’s Corp. (1)	3,145	33,746
Destination XL Group, Inc. (1)	1,614	7,376
DeVry Education Group, Inc.	9,786	174,582
Dick’s Sporting Goods, Inc.	379	17,078
Dillard’s, Inc.	380	23,028
DineEquity, Inc.	1,218	103,262
Discovery Communications, Inc. - Class A (1)	166	4,188
Discovery Communications, Inc. - Class C (1)	381	9,087
DSW, Inc.	10,796	228,659
E.W. Scripps Co. (1)	174,748	2,768,008
El Pollo Loco Holdings, Inc. (1)	3,228	41,964
Eldorado Resorts, Inc. (1)	396	6,017
Empire Resorts, Inc. (1)	449	7,097
Entercom Communications Corp.	4,065	55,162
Eros International Plc (1)	4,610	75,005
Escalade, Inc.	1,486	15,217
Expedia, Inc.	30,285	3,219,296
Express, Inc. (1)	11,647	168,998
Extended Stay America, Inc.	1,327	19,839
Federal Mogul Holdings Corp. (1)	4,817	40,029
Fiesta Restaurant Group, Inc. (1)	732	15,965
Finish Line, Inc.	4,786	96,629
Flexsteel Industries, Inc.	963	38,154
Fogo De Chao, Inc. (1)	767	10,017
Foot Locker, Inc.	270	14,812
Fossil Group, Inc. (1)	6,560	187,157
Fred’s, Inc.	5,226	84,191
FTD Cos, Inc. (1)	2,757	68,815
Gaiam, Inc. (1)	1,015	7,856
GameStop Corp.	2,053	54,569
Gannett Co., Inc.	18,849	260,305
Gap, Inc.	4,158	88,233
Garmin Ltd.	2,228	94,512
Genesco, Inc. (1)	2,838	182,512
Gentex Corp.	1,996	30,838
Genuine Parts Co.	158	15,998
G-III Apparel Group Ltd. (1)	1,348	61,631

Gildan Activewear, Inc.	201,000	5,895,330
Global Eagle Entertainment, Inc. (1)	6,703	44,508
Golden Entertainment, Inc. (1)	1,247	14,577
Goodyear Tire & Rubber Co.	5,314	136,357
GoPro, Inc. (1)	16,386	177,133
Graham Holdings Co.	86	42,100
Grand Canyon Education, Inc. (1)	350,225	13,980,982
Gray Television, Inc. (1)	3,816	41,404
Green Brick Partners, Inc. (1)	3,693	26,848
Group 1 Automotive, Inc.	2,529	124,831
Guess, Inc.	9,501	142,990
H&R Block, Inc.	522,443	12,016,189
Harley-Davidson, Inc.	62,401	2,826,765
Harman International Industries, Inc.	755	54,224
Haverty Furniture, Inc.	3,142	56,650
Hemisphere Media Group, Inc. (1)	258	3,044
Hibbett Sports, Inc. (1)	759	26,406
Hilton Worldwide Holdings, Inc.	1,250	28,163
Hooker Furniture Corp.	1,587	34,105
Houghton Mifflin Harcourt Co. (1)	6,458	100,939
Hovnanian Enterprises, Inc. (1)	20,405	34,280
HSN, Inc.	113,875	5,571,904
Hyatt Hotels Corp. (1)	435	21,376
Iconix Brand Group, Inc. (1)	7,025	47,489
International Game Technology Plc	1,901	35,625
International Speedway Corp.	4,089	136,777
Interval Leisure Group, Inc.	16,410	260,919
Intrawest Resorts Holdings, Inc. (1)	2,604	33,800
J. Alexander’s Holdings, Inc. (1)	2,033	20,188
J.C. Penney Co., Inc. (1)	6,157	54,674
Jack in the Box, Inc.	49,063	4,215,493
JAKKS Pacific, Inc. (1)	2,225	17,600
John Wiley & Sons, Inc.	892	46,545
Johnson Outdoors, Inc.	636	16,345
K12, Inc. (1)	5,281	65,960
KB Home	10,450	158,945
Kirkland’s, Inc. (1)	1,235	18,130

Kohl’s Corp.	3,696	140,152
Kona Grill, Inc. (1)	535	5,735
L Brands, Inc.	3,969	266,439
La Quinta Holdings, Inc. (1)	11,076	126,266
Lands End, Inc. (1)	2,333	38,308
La-Z-Boy, Inc.	206,271	5,738,459
Lear Corp.	22,707	2,310,664
Lennar Corp. - Class A	204,753	9,439,113
Lennar Corp. - Class B	128	4,768
LGI Homes, Inc. (1)	208	6,644
Libbey, Inc.	3,140	49,895
Liberty Braves Group - Class A (1)	1,281	19,266
Liberty Braves Group - Class C (1)	4,542	66,586
Liberty Broadband Corp. - Class A (1)	494	29,344
Liberty Broadband Corp. - Class C (1)	2,088	125,280
Liberty Interactive Corp. (1)	3,854	97,776
Liberty Media Group - Class A (1)	3,129	59,889
Liberty Media Group - Class C (1)	5,976	113,365
Liberty SiriusXM Group - Class A (1)	1,860	58,330
Liberty SiriusXM Group - Class C (1)	3,676	113,478
Liberty Tax, Inc.	321	4,276
Liberty Ventures (1)	2,179	80,776
Lifetime Brands, Inc.	1,741	25,401
Lions Gate Entertainment Corp.	699	14,141
Lithia Motors, Inc.	42,670	3,032,557
Live Nation Entertainment, Inc. (1)	1,116	26,226
Luby’s, Inc. (1)	3,062	15,371
Lumber Liquidators Holdings, Inc. (1)	4,162	64,178
M.D.C. Holdings, Inc.	3,991	97,141
M/I Homes, Inc. (1)	3,317	62,459
Macy’s, Inc.	6,178	207,643
Marcus Corp.	2,834	59,797
MarineMax, Inc. (1)	1,767	29,986
Marriott International, Inc.	464	30,837
Marriott Vacations Worldwide Corp.	3,357	229,921
MDC Partners, Inc.	5,644	103,229
Media General, Inc. (1)	17,058	293,227

Meredith Corp.	5,995	311,200
Meritage Homes Corp. (1)	5,728	215,029
Metaldyne Performance Group, Inc.	979	13,461
MGM Resorts International (1)	8,653	195,817
Modine Manufacturing Co. (1)	7,324	64,451
Mohawk Industries, Inc. (1)	256	48,579
Monarch Casino & Resort, Inc. (1)	1,568	34,449
Motorcar Parts of America, Inc. (1)	200	5,436
Movado Group, Inc.	2,328	50,471
MSG Networks, Inc. (1)	6,198	95,077
Murphy USA, Inc. (1)	290	21,506
NACCO Industries, Inc.	609	34,104
National CineMedia, Inc.	9,808	151,828
New Home Company, Inc. (1)	1,873	17,868
New Media Investment Group, Inc.	5,145	92,970
New York Times Co.	19,491	235,841
Newell Brands, Inc.	484,013	23,508,511
News Corp. - Class A	7,547	85,658
News Corp. - Class B	2,487	29,023
Noodles & Co. (1)	583	5,702
Norwegian Cruise Line Holdings Ltd. (1)	2,896	115,377
Office Depot, Inc. (1)	87,936	291,068
Omnicom Group, Inc.	89,268	7,274,449
Party City Holdings, Inc. (1)	2,391	33,259
Penn National Gaming, Inc. (1)	1,745	24,343
Penske Automotive Group, Inc.	768	24,161
Performance Sports Group Ltd. (1)	6,240	18,720
Perry Ellis International, Inc. (1)	1,936	38,952
Pier 1 Imports, Inc.	10,725	55,127
Pinnacle Entertainment, Inc. (1)	8,441	93,526
Potbelly Corp. (1)	149,660	1,876,736
Pulte Group, Inc.	148,120	2,886,859
PVH Corp.	58,715	5,532,714
Ralph Lauren Corp.	1,060	94,997
Reading International, Inc. (1)	1,884	23,531
Red Lion Hotels Corp. (1)	1,968	14,288
Red Robin Gourmet Burgers, Inc. (1)	1,732	82,149

Regal Entertainment Group	1,167	25,721
Regis Corp. (1)	5,787	72,048
Rent-A-Center, Inc.	8,036	98,682
Restoration Hardware Holdings, Inc. (1)	6,079	174,346
Royal Caribbean Cruises Ltd.	3,374	226,564
Ruby Tuesday, Inc. (1)	8,941	32,277
Saga Communications, Inc.	515	20,363
Salem Media Group, Inc.	1,625	11,733
Scholastic Corp.	76,165	3,016,896
Sears Holdings Corp. (1)	1,468	19,979
Sears Hometown and Outlet Stores, Inc. (1)	1,821	12,274
Sequential Brands Group, Inc. (1)	6,045	48,239
ServiceMaster Global Holdings, Inc. (1)	188,600	7,506,280
Shoe Carnival, Inc.	2,125	53,253
Signet Jewelers Ltd.	36,361	2,996,510
Sonic Automotive, Inc.	4,738	81,067
Sotheby’s	3,611	98,941
Spartan Motors, Inc.	4,895	30,643
Speedway Motorsports, Inc.	1,813	32,181
Sportsman’s Warehouse Holdings, Inc. (1)	344	2,773
Stage Stores, Inc.	3,988	19,461
Standard Motor Products, Inc.	1,343	53,425
Staples, Inc.	12,883	111,051
Starwood Hotels & Resorts Worldwide, Inc.	1,383	102,273
Strattec Security Corp.	519	21,160
Strayer Education, Inc. (1)	946	46,477
Superior Industries International, Inc.	3,858	103,317
Systemax, Inc. (1)	1,583	13,503
Tailored Brands, Inc.	166,714	2,110,599
TEGNA, Inc.	124,359	2,881,398
Tenneco, Inc. (1)	95,470	4,449,857
The Madison Square Garden Co. (1)	347	59,861
The Michaels Companies, Inc. (1)	426	12,115
Tiffany & Co.	2,188	132,680
Tilly’s, Inc. (1)	1,756	10,167
Time, Inc.	16,121	265,352
Toll Brothers, Inc. (1)	1,636	44,025

TopBuild Corp. (1)	5,258	190,340
Tower International, Inc.	3,237	66,617
Townsquare Media, Inc. (1)	1,617	12,758
Travelport Worldwide Ltd.	5,128	66,100
TRI Pointe Group, Inc. (1)	22,207	262,487
Tribune Media Co.	142,556	5,585,344
tronc, Inc.	1,712	23,626
Tuesday Morning Corp. (1)	6,986	49,042
UCP, Inc. (1)	1,396	11,196
Unifi, Inc. (1)	2,413	65,706
Urban Outfitters, Inc. (1)	390	10,725
Vera Bradley, Inc. (1)	939	13,306
Viacom, Inc. - Class A	50	2,321
Viacom, Inc. - Class B	791	32,803
Vince Holding Corp. (1)	2,979	16,325
Vista Outdoor, Inc. (1)	994	47,444
Visteon Corp.	14,293	940,622
Vitamin Shoppe, Inc. (1)	3,747	114,546
WCI Communities, Inc. (1)	3,501	59,167
Weight Watchers International, Inc. (1)	318	3,698
Wendy’s Co.	1,797	17,287
West Marine, Inc. (1)	2,619	21,973
Weyco Group, Inc.	878	24,391
Whirlpool Corp.	1,341	223,464
William Lyon Homes (1)	3,878	62,513
Wolverine World Wide, Inc.	245,584	4,990,267
Wynn Resorts Ltd.	142	12,871
ZAGG, Inc. (1)	3,805	19,976
Zumiez, Inc. (1)	2,816	40,297

		198,544,214

Consumer Staples - 1.91%
Alico, Inc.	522	15,791
Alliance One International, Inc. (1)	1,305	20,097
Avon Products, Inc.	55,531	209,907
Brown Forman Corp. - Class A	43	4,645
Brown Forman Corp. - Class B	108	10,774
Bunge Ltd.	2,789	164,969

Cal-Maine Foods, Inc.	1,082	47,954
Casey’s General Stores, Inc.	33,200	4,366,132
Central Garden & Pet Co. (1)	1,401	31,985
Central Garden & Pet Co. - Class A (1)	4,550	98,781
Clorox Co.	383	53,003
Coca-Cola European Partners Plc	87,792	3,133,297
ConAgra Foods, Inc.	1,840	87,970
Constellation Brands, Inc.	22,186	3,669,564
Coty, Inc.	407	10,578
Craft Brew Alliance, Inc. (1)	1,047	12,061
Darling Ingredients, Inc. (1)	19,134	285,097
Dean Foods Co.	7,235	130,881
Edgewell Personal Care Co. (1)	1,171	98,844
Elizabeth Arden, Inc. (1)	353	4,857
Energizer Holdings, Inc.	854	43,972
Flowers Foods, Inc.	287	5,381
Fresh Del Monte Produce, Inc.	4,749	258,488
Hormel Foods Corp.	686	25,108
Ingles Markets, Inc.	2,200	82,060
Ingredion, Inc.	425	54,999
Inter Parfums, Inc.	1,417	40,484
J & J Snack Foods Corp.	37,450	4,466,662
John B. Sanfilippo & Son, Inc.	975	41,564
Kellogg Co.	379	30,945
Lancaster Colony Corp.	31,740	4,050,341
Landec Corp. (1)	3,000	32,280
Mead Johnson Nutrition Co.	2,392	217,074
Molson Coors Brewing Co.	3,448	348,696
Natural Grocers by Vitamin Cottage, Inc. (1)	1,404	18,322
Nature’s Sunshine Products, Inc.	1,409	13,428
Nu Skin Enterprises, Inc.	788	36,398
Nutraceutical International Corp. (1)	1,305	30,211
Oil-Dri Corp. of America	684	23,619
Omega Protein Corp. (1)	3,318	66,327
Pilgrim’s Pride Corp.	1,044	26,601
Pinnacle Foods, Inc.	2,308	106,837
Post Holdings, Inc. (1)	546	45,149

Revlon, Inc. (1)	1,438	46,275
Sanderson Farms, Inc.	3,127	270,923
Seaboard Corp. (1)	42	120,567
Seneca Foods Corp. (1)	1,096	39,686
Smart & Final Stores, Inc. (1)	1,164	17,332
Snyder’s-Lance, Inc.	12,748	432,030
SpartanNash Co.	5,816	177,853
Spectrum Brands Holdings, Inc.	85,400	10,189,074
SUPERVALU, Inc. (1)	42,894	202,460
Synutra International, Inc. (1)	2,540	9,677
The Andersons, Inc.	4,166	148,060
The Chefs’ Warehouse, Inc. (1)	274	4,384
The Hain Celestial Group, Inc. (1)	515	25,621
The J. M. Smucker Co.	2,316	352,982
TreeHouse Foods, Inc. (1)	751	77,090
Turning Point Brands, Inc. (1)	451	4,632
Tyson Foods, Inc.	3,112	207,851
United Natural Foods, Inc. (1)	7,899	369,673
Universal Corp.	3,505	202,379
Vector Group Ltd.	7,755	173,867
Village Super Market, Inc.	1,111	32,097
Weis Markets, Inc.	1,460	73,803
Whole Foods Market, Inc.	5,300	169,706

		35,870,155

Energy - 4.50%
Abraxas Petroleum Corp. (1)	11,086	12,527
Adams Resources & Energy, Inc.	299	11,511
Alon USA Energy, Inc.	5,117	33,158
Anadarko Petroleum Corp.	30,581	1,628,438
Antero Resources Corp. (1)	3,328	86,461
Archrock, Inc.	10,994	103,563
Ardmore Shipping Corp.	3,283	22,226
Atwood Oceanics, Inc.	9,584	119,992
Baker Hughes, Inc.	8,787	396,557
Bill Barrett Corp. (1)	7,721	49,337
Bristow Group, Inc.	5,287	60,325
Cabot Oil & Gas Corp.	2,770	71,300

California Resources Corp.	4,957	60,475
Callon Petroleum Co. (1)	312,430	3,508,589
CARBO Ceramics, Inc.	3,065	40,152
Carrizo Oil & Gas, Inc. (1)	96,065	3,443,930
Cheniere Energy, Inc. (1)	4,030	151,327
Chesapeake Energy Corp. (1)	11,403	48,805
Cimarex Energy Co.	36,331	4,335,015
Clayton Williams Energy, Inc. (1)	997	27,378
Clean Energy Fuels Corp. (1)	13,673	47,445
Cobalt International Energy, Inc. (1)	63,769	85,450
Columbia Pipeline Group, Inc.	8,039	204,914
Concho Resources, Inc. (1)	2,622	312,726
CONSOL Energy, Inc.	4,628	74,465
Contango Oil & Gas Company (1)	2,750	33,660
Continental Resources, Inc. (1)	991	44,863
CVR Energy, Inc.	2,294	35,557
Dawson Geophysical Co. (1)	3,032	24,711
Delek US Holdings, Inc.	9,668	127,714
Denbury Resources, Inc.	54,863	196,958
Devon Energy Corp.	9,573	347,021
DHT Holdings, Inc.	14,466	72,764
Diamond Offshore Drilling, Inc.	1,319	32,091
Diamondback Energy, Inc. (1)	84,567	7,713,356
Dorian LPG Ltd. (1)	3,841	27,079
Dril-Quip, Inc. (1)	772	45,108
Earthstone Energy, Inc. (1)	90	970
Eclipse Resources Corp. (1)	7,798	26,045
Energen Corp.	157,432	7,589,797
Ensco Plc	6,093	59,163
EP Energy Corp. (1)	6,095	31,572
EQT Corp.	71,134	5,507,906
Era Group, Inc. (1)	2,877	27,044
Erin Energy Corp. (1)	3,030	7,302
EXCO Resources, Inc. (1)	22,533	29,293
Exterran Corp. (1)	4,972	63,890
Fairmount Santrol Holdings, Inc. (1)	10,180	78,488
FMC Technologies, Inc. (1)	4,543	121,162

Forum Energy Technologies, Inc. (1)	212,511	3,678,565
Franks International	772	11,279
Frontline Ltd.	10,169	80,030
GasLog Ltd.	6,380	82,812
Gener8 Maritime, Inc. (1)	6,092	38,989
Geospace Technologies Corp. (1)	2,074	33,951
Golar LNG Ltd.	13,849	214,660
Green Plains, Inc.	5,734	113,074
Gulfport Energy Corp. (1)	116,425	3,639,446
Helix Energy Solutions Group, Inc. (1)	15,985	108,059
Helmerich & Payne, Inc.	1,962	131,709
Hess Corp.	5,667	340,587
HollyFrontier Corp.	3,267	77,657
Hornbeck Offshore Services, Inc. (1)	5,173	43,143
Independence Contract Drilling, Inc. (1)	4,487	24,364
Jones Energy, Inc. (1)	5,322	21,927
Kosmos Energy Ltd. (1)	3,326	18,127
Laredo Petroleum, Inc. (1)	2,796	29,302
Marathon Oil Corp.	162,296	2,436,063
Marathon Petroleum Corp.	154,110	5,850,016
Matador Resources Co. (1)	213,660	4,230,468
Matrix Service Co. (1)	4,215	69,505
McDermott International, Inc. (1)	38,076	188,095
Memorial Resource Development Corp. (1)	112,907	1,792,963
Murphy Oil Corp.	3,306	104,966
Nabors Industries Ltd.	5,568	55,958
National Oilwell Varco, Inc.	7,577	254,966
Natural Gas Services Group, Inc. (1)	1,842	42,182
Navios Maritime Acquisition Corp.	12,247	19,228
Newfield Exploration Co. (1)	106,231	4,693,286
Newpark Resources, Inc. (1)	12,816	74,205
Noble Corp. Plc	4,907	40,434
Noble Energy, Inc.	8,550	306,689
Nordic American Tanker Ltd.	13,484	187,293
Northern Oil & Gas, Inc. (1)	7,465	34,488
Oasis Petroleum, Inc. (1)	28,422	265,461
Oceaneering International, Inc.	1,972	58,884

Oil States International, Inc. (1)	8,192	269,353
Overseas Shipholding Group, Inc.	5,658	62,181
Pacific Ethanol, Inc. (1)	4,557	24,836
Panhandle Oil and Gas, Inc.	1,077	17,954
Par Petroleum Corp. (1)	2,747	42,139
Parker Drilling Co. (1)	18,739	42,912
Parsley Energy, Inc. (1)	263,660	7,134,640
Patterson-UTI Energy, Inc.	2,923	62,318
PBF Energy, Inc.	1,977	47,013
PDC Energy, Inc. (1)	7,304	420,783
PHI, Inc. (1)	1,683	30,092
Pioneer Energy Services Corp. (1)	9,877	45,434
QEP Resources, Inc.	4,391	77,413
Range Resources Corp.	3,360	144,950
Renewable Energy Group, Inc. (1)	6,363	56,185
REX American Resources Corp. (1)	911	54,505
RigNet, Inc. (1)	1,747	23,392
Ring Energy, Inc. (1)	5,550	48,951
Rowan Companies Plc	2,561	45,227
RPC, Inc. (1)	1,216	18,884
RSP Permian, Inc. (1)	136,779	4,772,219
Sanchez Energy Corp. (1)	5,978	42,205
Scorpio Tankers, Inc.	25,767	108,221
SEACOR Holdings, Inc. (1)	2,509	145,397
Seadrill Ltd. (1)	59,067	191,377
SemGroup Corp.	7,122	231,892
Ship Finance International Ltd.	9,309	137,215
SM Energy Co.	1,384	37,368
Stone Energy Corp. (1)	1	11
Superior Energy Services, Inc.	3,031	55,801
Synergy Resources Corp. (1)	25,672	170,976
Targa Resources Corp.	3,139	132,277
Teekay Corp.	7,015	50,017
Teekay Tankers Ltd.	18,371	54,746
Tesco Corp.	5,877	39,317
Tesoro Corp.	2,401	179,883
TETRA Technologies, Inc. (1)	4,291	27,334

The Williams Companies, Inc.	11,526	249,307
Tidewater, Inc.	7,430	32,766
Transocean Ltd.	6,936	82,469
Unit Corp. (1)	7,899	122,908
W&T Offshore, Inc. (1)	5,205	12,076
Weatherford International Plc (1)	17,923	99,473
Western Refining, Inc.	95,613	1,972,496
Westmoreland Coal Co. (1)	3,153	30,017
Whiting Petroleum Corp. (1)	4,137	38,309
Willbros Group, Inc. (1)	6,408	16,212
World Fuel Services Corp.	1,391	66,059
WPX Energy, Inc. (1)	5,655	52,648

		84,392,569

Financials - 29.57%
1st Source Corp.	2,443	79,129
Acadia Realty Trust	8,775	311,688
Access National Corp.	1,200	23,412
ACNB Corp.	854	21,444
Affiliated Managers Group, Inc. (1)	139	19,567
AG Mortgage Investment Trust, Inc.	4,492	64,864
Agree Realty Corp.	3,686	177,813
Alexander & Baldwin, Inc.	178,908	6,465,735
Alexander’s, Inc.	30	12,277
Alexandria Real Estate Equities, Inc.	1,308	135,404
Alleghany Corp. (1)	16,808	9,237,341
Allegiance Bancshares, Inc. (1)	1,553	38,639
Allied World Assurance Co. Holdings AG	210,784	7,406,950
Allstate Corp.	104,139	7,284,523
Ally Financial, Inc. (1)	101,580	1,733,971
Altisource Residential Corp.	8,319	76,452
Ambac Financial Group, Inc. (1)	4,215	69,379
American Assets Trust, Inc.	81,332	3,451,730
American Campus Communities, Inc.	2,615	138,255
American Capital Agency Corp.	6,668	132,160
American Capital Mortgage Investment Corp.	7,235	114,241
American Equity Investment Life Holding Co.	7,866	112,090
American Financial Group, Inc.	1,386	102,467

American Homes 4 Rent	206,023	4,219,351
American Independence Corp. (1)	178	4,366
American National Bankshares, Inc.	1,204	30,317
American National Insurance Co.	155	17,538
Ameriprise Financial, Inc.	2,187	196,502
Ameris Bancorp	1,429	42,441
AMERISAFE, Inc.	817	50,017
Ames National Corp.	1,284	34,437
AmTrust Financial Services, Inc.	1,691	41,429
Annaly Capital Management, Inc.	18,607	205,979
Anworth Mortgage Asset Corp.	15,222	71,543
Aon Plc	95,153	10,393,562
Apartment Investment & Management Co.	3,109	137,293
Apollo Commercial Real Estate Finance, Inc.	9,588	154,079
Apollo Residential Mortgage, Inc.	5,168	69,251
Apple Hospitality REIT, Inc.	3,304	62,148
Arch Capital Group Ltd. (1)	2,313	166,536
Ares Capital Corp.	987,775	14,026,405
Ares Commercial Real Estate Corp.	4,441	54,580
Argo Group International Holdings Ltd.	4,674	242,570
Arlington Asset Investment Corp.	925	12,034
Armada Hoffler Properties, Inc.	740	10,168
ARMOUR Residential REIT, Inc.	5,904	118,080
Arrow Financial Corp.	1,602	48,525
Arthur J. Gallagher & Co.	311,675	14,835,730
Ashford Hospitality Prime, Inc.	4,081	57,705
Ashford Hospitality Trust, Inc.	13,408	72,001
Aspen Insurance Holdings Ltd.	1,230	57,047
Associated Banc Corp.	2,995	51,364
Associated Capital Group, Inc.	924	26,500
Assurant, Inc.	1,251	107,974
Assured Guaranty Ltd.	2,712	68,803
Astoria Financial Corp.	14,821	227,206
Atlantic Capital Bancshares, Inc. (1)	2,245	32,463
Atlas Financial Holdings, Inc. (1)	1,018	17,530
AV Homes, Inc. (1)	1,524	18,623
AvalonBay Communities, Inc.	2,741	494,449

Avenue Financial Holdings, Inc. (1)	202	3,969
Axis Capital Holdings Ltd.	1,853	101,915
B. Riley Financial, Inc.	1,360	13,029
Baldwin & Lyons, Inc.	1,531	37,754
Banc of California, Inc.	2,281	41,286
BancFirst Corp.	1,210	72,987
Banco Latinoamericano De Comerico	4,821	127,757
BancorpSouth, Inc.	373,944	8,484,789
Bank Mutual Corp.	6,573	50,481
Bank of Hawaii Corp.	845	58,136
Bank of Marin Bancorp	918	44,404
Bank of the Ozarks, Inc.	83,080	3,117,162
BankFinancial Corp.	2,337	28,021
BankUnited, Inc.	173,006	5,314,744
Bankwell Financial Group, Inc.	738	16,280
Banner Corp.	4,694	199,683
Bar Harbor Bankshares	889	31,204
BB&T Corp.	49,793	1,773,129
BBCN Bancorp, Inc.	12,127	180,935
BBX Capital Corp. (1)	377	5,794
Bear State Financial, Inc.	2,803	26,432
Beneficial Bancorp, Inc. (1)	11,101	141,205
Berkshire Hills Bancorp, Inc.	4,826	129,916
Blue Capital Reinsurance Holdings Ltd.	1,272	23,545
Blue Hills Bancorp, Inc.	3,573	52,737
Bluerock Resident Growth REIT, Inc. - Class A	3,106	40,378
BNC Bancorp	5,316	120,726
Bofi Holding, Inc. (1)	630	11,157
BOK Financial Corp.	508	31,852
Boston Private Financial Holdings, Inc.	13,352	157,287
Boston Properties, Inc.	75,540	9,963,726
Brandywine Realty Trust	3,473	58,346
Bridge Bancorp, Inc.	2,586	73,442
Brixmor Property Group, Inc.	3,807	100,733
Brookline Bancorp, Inc.	11,383	125,554
Brown & Brown, Inc.	2,203	82,546
Bryn Mawr Bank Corp.	2,590	75,628

BSB Bancorp, Inc. (1)	1,240	28,086
C&F Financial Corp.	477	21,351
Calamos Asset Management, Inc.	3,501	25,592
California First National Bancorp	290	4,283
Camden National Corp.	1,575	66,150
Camden Property Trust	1,705	150,756
Capital Bank Financial Corp.	151,395	4,360,176
Capital City Bank Group, Inc.	1,749	24,346
Capitol Federal Financial, Inc.	20,127	280,772
Capstead Mortgage Corp.	15,594	151,262
Cardinal Financial Corp.	4,573	100,332
Care Capital Properties, Inc.	1,537	40,285
Carolina Financial Corp.	1,522	28,431
Cascade Bancorp (1)	5,266	29,174
Cash America International, Inc.	3,719	158,504
CatchMark Timber Trust, Inc.	6,089	74,408
Cathay General Bancorp	11,770	331,914
CBL & Associates Properties, Inc.	27,088	252,189
Cedar Realty Trust, Inc.	13,013	96,687
CenterState Banks, Inc.	7,253	114,235
Central Pacific Financial Corp.	4,748	112,053
Central Valley Community Bancorp	1,268	17,752
Century Bancorp, Inc.	516	21,842
Charles Schwab Corp.	46,164	1,168,411
Charter Financial Corp.	2,202	29,243
Chatham Lodging Trust	5,994	131,748
Chemical Financial Corp.	245,876	9,168,716
Chemung Financial Corp.	441	12,943
Chesapeake Lodging Trust	6,859	159,472
Chimera Investment Corp.	3,832	60,162
Cincinnati Financial Corp.	3,020	226,168
CIT Group, Inc.	3,983	127,098
Citizens & Northern Corp.	1,682	34,010
Citizens Financial Group, Inc.	6,210	124,076
Citizens, Inc. (1)	7,897	60,017
City Holding Company	2,302	104,672
City Office REIT, Inc.	759	9,852

Clifton Bancorp, Inc.	3,441	51,856
CNA Financial Corp.	575	18,066
CNB Financial Corporation, Inc.	2,044	36,383
CNO Financial Group, Inc.	215,083	3,755,349
CoBiz Financial, Inc.	5,135	60,079
Codorus Valley Bancorp, Inc.	1,132	23,059
Colony Capital, Inc.	17,845	273,921
Colony Starwood Homes	10,382	315,820
Columbia Banking System, Inc.	9,047	253,859
Columbia Property Trust, Inc.	2,427	51,938
Comerica, Inc.	3,499	143,914
Commerce Bancshares, Inc.	1,685	80,711
Communications Sales & Leasing, Inc.	2,467	71,296
Community Bank System, Inc.	6,834	280,809
Community Healthcare Trust, Inc.	1,942	41,054
Community Trust Bancorp, Inc.	2,345	81,278
CommunityOne Bancorp (1)	2,096	26,493
ConnectOne Bancorp, Inc.	4,590	72,017
Consolidated-Tomoka Land Co.	122	5,791
CorEnergy Infrastructure Trust, Inc.	1,875	54,094
Corporate Office Properties Trust	1,901	56,213
Corrections Corp of America	2,340	81,947
County Bancorp, Inc.	190	3,918
Cousins Properties, Inc.	33,121	344,458
Cowen Group, Inc. (1)	17,140	50,734
CU Bancorp (1)	2,263	51,438
CubeSmart	1,161	35,852
Cullen/Frost Bankers, Inc.	1,069	68,127
Customers Bancorp, Inc. (1)	2,366	59,458
CVB Financial Corp.	380,803	6,241,361
CyrusOne, Inc.	186	10,353
CYS Investments, Inc.	24,111	201,809
DCT Industrial Trust, Inc.	1,819	87,385
DDR Corp.	6,114	110,908
DiamondRock Hospitality Co.	32,119	290,035
Digital Realty Trust, Inc.	884	96,347
Dime Community Bancshares, Inc.	4,914	83,587

Discover Financial Services	177,560	9,515,440
Donegal Group, Inc.	1,688	27,835
Douglas Emmett, Inc.	132,702	4,713,575
Duke Realty Corp.	6,940	185,020
Dynex Capital, Inc.	7,101	49,281
E*TRADE Financial Corp. (1)	5,597	131,474
Eagle Bancorp, Inc. (1)	1,054	50,708
East West Bancorp, Inc.	145,235	4,964,132
Easterly Government Properties, Inc.	3,641	71,837
EastGroup Properties, Inc.	94,400	6,506,048
Education Realty Trust, Inc.	9,215	425,180
EMC Insurance Group, Inc.	1,452	40,249
Empire State Realty Trust, Inc.	981	18,629
Employers Holdings, Inc.	4,706	136,568
Encore Capital Group, Inc. (1)	3,217	75,696
Endurance Specialty Holdings Ltd.	1,298	87,174
Enova International, Inc. (1)	4,352	32,031
Enstar Group Ltd. (1)	37,668	6,101,839
Enterprise Bancorp, Inc.	1,272	30,515
Enterprise Financial Services Corp.	2,969	82,805
EPR Properties	1,263	101,899
Equity Bancshares, Inc. (1)	799	17,690
Equity Commonwealth (1)	2,422	70,553
Equity One, Inc.	1,815	58,407
Equity Residential	136,286	9,387,380
Erie Indemnity Co.	127	12,616
ESSA Bancorp, Inc.	1,265	16,951
Essex Property Trust, Inc.	21,028	4,796,277
EverBank Financial Corp.	16,545	245,859
Everest Re Group Ltd.	592	108,141
EZCORP, Inc. (1)	8,061	60,941
F.N.B. Corp.	33,328	417,933
Farmers Capital Bank Corp.	1,085	29,675
Farmers National Banc Corp.	3,615	31,812
Farmland Partners, Inc.	1,942	21,983
FBL Financial Group, Inc.	1,821	110,480
FBR & Co.	1,393	20,797

FCB Financial Holdings, Inc. (1)	4,698	159,732
Federal Agricultural Mortgage Corp.	1,357	47,251
Federated National Holding Co.	2,121	40,384
FelCor Lodging Trust, Inc.	2,947	18,360
Fidelity & Guaranty Life	2,372	54,983
Fidelity National Financial Ventures Group (1)	10,466	120,045
Fidelity Southern Corp.	3,213	50,348
Fifth Third Bancorp	603,484	10,615,284
Financial Institutions, Inc.	2,149	56,024
First American Financial Corp.	296,316	11,917,830
First Bancorp NC	3,046	53,549
First Bancorp PR (1)	18,643	74,013
First Bancorp, Inc.	1,457	31,384
First Busey Corp.	4,749	101,581
First Business Financial Services, Inc.	1,211	28,422
First Citizens Bancshares, Inc.	1,194	309,139
First Commonwealth Financial Corp.	13,944	128,285
First Community Bancshares, Inc.	2,412	54,125
First Community Financial Partners, Inc. (1)	2,061	18,137
First Connecticut Bancorp, Inc.	1,805	29,891
First Defiance Financial Corp.	1,338	51,981
First Financial Bancorp	9,553	185,806
First Financial Bankshares, Inc.	3,743	122,733
First Financial Corp.	1,484	54,344
First Financial Northwest, Inc.	1,324	17,583
First Foundation, Inc. (1)	1,433	30,809
First Horizon National Corp.	4,633	63,843
First Industrial Realty Trust, Inc.	14,219	395,573
First Internet Bancorp	790	18,818
First Interstate BancSystem, Inc.	3,079	86,520
First Merchants Corp.	6,338	158,006
First Mid-Illinois Bancshares, Inc.	811	20,275
First Midwest Bancorp, Inc.	12,579	220,887
First NBC Bank Holding Co. (1)	2,476	41,572
First Niagara Financial Group, Inc.	7,120	69,349
First Northwest Bancorp (1)	1,764	22,473
First of Long Island Corp.	2,200	63,074

First Potomac Realty Trust	9,020	82,984
First Republic Bank	577	40,384
FirstMerit Corp.	26,139	529,838
Flagstar Bancorp, Inc. (1)	3,334	81,383
Flushing Financial Corp.	4,370	86,876
FNF Group	5,293	198,487
Forest City Realty Trust, Inc.	4,547	101,444
Forestar Group, Inc. (1)	4,871	57,916
Four Corners Property Trust, Inc.	2,066	42,539
Fox Chase Bancorp, Inc.	1,626	33,073
Franklin Financial Network, Inc. (1)	1,075	33,712
Franklin Street Properties Corp.	15,140	185,768
FRP Holdings, Inc. (1)	978	33,741
Fulton Financial Corp.	27,218	367,443
GAIN Capital Holdings, Inc.	4,864	30,740
GAMCO Investors, Inc.	744	24,381
General Growth Properties, Inc.	134,386	4,007,391
Genworth Financial, Inc. (1)	28,876	74,500
German American Bancorp, Inc.	2,377	75,993
Getty Realty Corp.	4,036	86,572
Glacier Bancorp, Inc.	12,092	321,405
Gladstone Commercial Corp.	3,418	57,730
Global Indemnity Plc (1)	1,488	40,965
Global Net Lease, Inc.	27,498	218,609
Government Properties Income Trust	2,522	58,157
Gramercy Property Trust, Inc.	56,283	518,929
Great Ajax Corp.	1,967	27,282
Great Southern Bancorp, Inc.	1,659	61,333
Great Western Bancorp, Inc.	9,196	290,042
Green Bancorp, Inc. (1)	3,253	28,366
Green Dot Corp. (1)	5,565	127,939
Greene County Bancorp, Inc.	301	4,897
Greenhill & Co, Inc.	1,510	24,311
Greenlight Capital Re Ltd. (1)	4,838	97,534
Guaranty Bancorp	2,359	39,395
Hallmark Financial Services, Inc. (1)	2,731	31,652
Hampton Roads Bankshares, Inc. (1)	5,148	9,215

Hancock Holding Co.	12,046	314,521
Hanmi Financial Corp.	4,833	113,527
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,851	126,382
Hanover Insurance Group, Inc.	861	72,858
Harford Financial Services Group, Inc.	157,097	6,971,965
Hatteras Financial Corp.	15,121	247,984
HCI Group, Inc.	1,582	43,157
HCP, Inc.	9,340	330,449
Healthcare Realty Trust, Inc.	16,433	574,991
Healthcare Trust of America, Inc.	731	23,641
Heartland Financial USA, Inc.	3,417	120,586
Heritage Commerce Corp.	3,793	39,940
Heritage Financial Corp.	4,567	80,288
Heritage Insurance Holdings, Inc.	4,686	56,091
Heritage Oaks Bancorp	3,772	29,950
Hersha Hospitality Trust	6,210	106,501
Highwoods Properties, Inc.	1,908	100,742
Hilltop Holdings, Inc. (1)	12,042	252,762
Hingham Institution for Savings	128	15,734
Home Bancorp, Inc.	728	19,998
HomeStreet, Inc. (1)	3,803	75,756
HomeTrust Bancshares, Inc. (1)	2,689	49,746
Horace Mann Educators Corp.	242,266	8,186,168
Horizon Bancorp	1,801	45,277
Hospitality Properties Trust	2,980	85,824
Host Hotels & Resorts, Inc.	14,729	238,757
Hudson Pacific Properties, Inc.	12,416	362,299
Huntington Bancshares, Inc.	870,183	7,779,436
IBERIABANK Corp.	137,617	8,219,863
Impac Mortgage Holdings, Inc. (1)	1,257	19,710
Independence Holding Co.	1,583	28,447
Independence Realty Trust, Inc.	6,538	53,481
Independent Bank Corp.	164,280	7,507,596
Independent Bank Corp. MI	3,118	45,242
Independent Bank Group, Inc.	1,729	74,191
Infinity Property & Casualty Corp.	460	37,104
InfraREIT, Inc.	6,596	115,694

Interactive Brokers Group, Inc.	1,134	40,144
International Bancshares Corp.	8,529	222,522
INTL FCStone, Inc. (1)	2,593	70,763
Invesco Ltd.	6,848	174,898
Invesco Mortgage Capital, Inc.	17,835	244,161
Investment Technology Group, Inc.	4,254	71,127
Investors Bancorp, Inc.	1,301,192	14,417,207
Investors Real Estate Trust	18,849	121,953
Investors Title Co.	245	23,336
James River Group Holdings Ltd.	2,278	77,361
Janus Capital Group, Inc.	23,059	320,981
Jones Lang LaSalle, Inc.	898	87,510
KCG Holdings, Inc. (1)	8,685	115,510
Kearny Financial Corp.	14,503	182,448
Kemper Corp.	6,436	199,387
Kennedy-Wilson Holdings, Inc.	285,194	5,407,278
KeyCorp	16,790	185,529
Kilroy Realty Corp.	41,901	2,777,617
Kimco Realty Corp.	289,194	9,074,908
Kite Realty Group Trust	13,163	368,959
Ladder Capital Corp.	6,212	75,786
Ladenburg Thalmann Financial Services, Inc. (1)	16,718	39,454
Lake Sunapee Bank Group	1,187	20,310
Lakeland Bancorp, Inc.	6,022	68,530
Lakeland Financial Corp.	2,481	116,632
LaSalle Hotel Properties	16,969	400,129
Lazard Ltd.	2,227	66,320
LCNB Corp.	1,209	19,102
LegacyTexas Financial Group, Inc.	6,925	186,352
Legg Mason, Inc.	2,098	61,870
LendingClub Corp. (1)	29,884	128,501
Leucadia National Corp.	6,544	113,408
Lexington Realty Trust	36,611	370,137
Liberty Property Trust	2,926	116,221
Lincoln National Corp.	3,711	143,875
Loews Corp.	125,470	5,155,562
LPL Financial Holdings, Inc.	1,475	33,232

LTC Properties, Inc.	859	44,436
M&T Bank Corp.	2,989	353,389
Macatawa Bank Corp.	3,882	28,804
Mack Cali Realty Corp.	14,190	383,130
Maiden Holdings Ltd.	8,328	101,935
MainSource Financial Group, Inc.	3,587	79,093
Manning & Napier, Inc.	2,999	28,490
Markel Corp. (1)	275	262,014
Marlin Business Services Corp.	1,174	19,136
Marsh & McLennan Companies, Inc.	109,953	7,527,382
MB Financial, Inc.	11,092	402,418
MBIA, Inc. (1)	21,054	143,799
MBT Financial Corp.	2,609	20,872
Medical Properties Trust, Inc.	24,937	379,292
Medley Management, Inc.	598	3,516
Mercantile Bank Corp.	2,376	56,691
Merchants Bancshares, Inc.	838	25,542
Mercury General Corp.	241	12,812
Meridian Bancorp, Inc.	6,462	95,508
Meta Financial Group, Inc.	1,278	65,127
MFA Financial, Inc.	7,557	54,939
MGIC Investment Corp. (1)	54,462	324,049
Mid-America Apartment Communities, Inc.	1,515	161,196
Middleburg Financial Corp.	677	18,414
Midland States Bancorp, Inc. (1)	582	12,624
MidWestOne Financial Group, Inc.	1,260	35,986
Monmouth Real Estate Investment Corp.	8,225	109,063
Monogram Residential Trust, Inc.	26,978	275,445
Moody’s Corp.	22,967	2,152,238
MutualFirst Financial, Inc.	785	21,470
Nasdaq OMX Group, Inc.	163,572	10,578,201
National Bankshares, Inc.	958	33,453
National Commerce Corp. (1)	1,320	30,782
National General Holdings Corp.	3,402	72,871
National Interstate Corp.	978	29,584
National Retail Properties, Inc.	2,867	148,281
National Storage Affiliates Trust Co.	3,196	66,541

National Western Life Group, Inc. - Class A	435	84,942
Nationstar Mortgage Holdings, Inc. (1)	3,044	34,275
Navient Corp.	298,181	3,563,263
Navigators Group, Inc.	60,403	5,555,264
NBT Bancorp, Inc.	6,664	190,790
Nelnet, Inc.	3,267	113,528
New Residential Investment Corp.	1,251,592	17,322,033
New Senior Investment Group, Inc.	12,164	129,912
New York Community Bancorp, Inc.	9,452	141,685
New York Mortgage Trust, Inc.	17,867	108,989
New York REIT, Inc.	26,542	245,513
NewStar Financial, Inc. (1)	3,942	33,192
NexPoint Residential Trust, Inc.	2,865	52,143
Nicolet Bankshares, Inc. (1)	1,172	44,630
NMI Holdings, Inc. (1)	8,264	45,287
Northern Trust Corp.	4,135	273,985
Northfield Bancorp, Inc.	115,083	1,706,681
Northrim BanCorp, Inc.	995	26,159
NorthStar Realty Europe Corp.	9,338	86,377
NorthStar Realty Finance Corp.	3,610	41,262
Northwest Bancshares, Inc.	15,266	226,395
OceanFirst Financial Corp.	3,203	58,199
Ocwen Financial Corp. (1)	15,614	26,700
OFG Bancorp	6,862	56,955
Old Line Bancshares, Inc.	1,239	22,302
Old National Bancorp	21,228	265,987
Old Republic International Corp.	4,904	94,598
Old Second Bancorp, Inc.	4,544	31,036
OM Asset Management Plc	2,471	32,988
Omega Healthcare Investors, Inc.	2,327	79,002
On Deck Capital, Inc. (1)	7,610	39,192
One Liberty Properties, Inc.	2,007	47,867
OneBeacon Insurance Group Ltd.	3,551	49,004
OneMain Holdings, Inc. (1)	1,060	24,189
Oppenheimer Holdings, Inc.	1,957	30,255
Opus Bank	993	33,563
Orchid Island Capital, Inc.	2,720	27,989

Oritani Financial Corp.	6,033	96,468
Orrstown Financial Services, Inc.	1,039	18,754
Outfront Media, Inc.	2,355	56,920
Owens Realty Mortgage, Inc.	1,483	24,677
Pacific Continental Corp.	2,855	44,852
Pacific Mercantile Bancorp (1)	2,280	16,188
Pacific Premier Bancorp, Inc. (1)	3,104	74,496
PacWest Bancorp	261,809	10,414,762
Paramount Group, Inc.	3,589	57,209
Park National Corp.	2,073	190,260
Park Sterling Corp.	5,540	39,279
Parkway Properties, Inc.	12,927	216,269
Peapack Gladstone Financial Corp.	2,406	44,535
Pebblebrook Hotel Trust	221,961	5,826,476
Penns Woods Bancorp, Inc.	671	28,175
Pennsylvania Real Estate Investment Trust	7,663	164,371
PennyMac Mortgage Investment Trust	10,603	172,087
Peoples Bancorp, Inc.	2,613	56,937
Peoples Financial Services Corp.	1,069	41,841
People’s United Financial, Inc.	6,174	90,511
People’s Utah Bancorp	1,976	32,802
PHH Corp. (1)	8,345	111,155
Physicians Realty Trust	311,753	6,549,931
PICO Holdings, Inc. (1)	3,395	32,117
Piedmont Office Realty Trust, Inc.	2,860	61,604
Pinnacle Financial Partners, Inc.	5,772	281,962
Piper Jaffray Cos. (1)	2,568	96,814
PJT Partners, Inc.	2,768	63,664
Popular, Inc.	2,092	61,296
Post Properties, Inc.	1,039	63,431
PRA Group, Inc. (1)	7,459	180,060
Preferred Apartment Communities, Inc.	3,590	52,845
Preferred Bank Los Angeles	1,841	53,159
Premier Financial Bancorp, Inc.	1,210	20,389
Principal Financial Group, Inc.	5,364	220,514
PrivateBancorp, Inc.	12,397	545,840
ProAssurance Corp.	1,076	57,620

Prologis, Inc.	10,449	512,419
Prosperity Bancshares, Inc.	10,558	538,352
Provident Bancorp, Inc. (1)	593	9,144
Provident Financial Holdings, Inc.	978	17,897
Provident Financial Services, Inc.	9,814	192,747
Pzena Investment Management, Inc.	1,392	10,593
QCR Holdings, Inc.	1,866	50,737
QTS Realty Trust, Inc.	116,520	6,522,790
Radian Group, Inc.	34,330	357,719
RAIT Financial Trust	12,998	40,684
Ramco-Gershenson Properties Trust	12,340	241,987
Raymond James Financial, Inc.	148,179	7,305,225
Rayonier, Inc.	2,444	64,131
Re/Max Holdings, Inc.	2,809	113,090
Realogy Holdings Corp. (1)	2,881	83,607
Realty Income Corp.	5,165	358,244
Redwood Trust, Inc.	12,392	171,134
Regency Centers Corp.	134,138	11,231,375
Regional Management Corp. (1)	1,713	25,113
Regions Financial Corp.	25,423	216,350
Reinsurance Group of America, Inc.	198,888	19,290,147
RenaissanceRe Holdings Ltd.	857	100,646
Renasant Corp.	6,360	205,619
Republic Bancorp, Inc.	1,435	39,649
Republic First Bancorp, Inc. (1)	5,140	22,153
Resource America, Inc.	1,663	16,164
Resource Capital Corp.	5,045	64,879
Retail Opportunity Investments Corp.	4,581	99,270
Retail Properties of America, Inc.	4,768	80,579
Rexford Industrial Realty, Inc.	6,304	132,951
RLI Corp.	1,144	78,684
RLJ Lodging Trust	19,375	415,594
Rouse Properties, Inc.	6,013	109,737
Ryman Hospitality Properties, Inc.	70,405	3,566,013
S & T Bancorp, Inc.	5,524	135,062
Sabra Health Care REIT, Inc.	8,556	176,553
Safeguard Scientifics, Inc. (1)	3,659	45,701

Safety Insurance Group, Inc.	2,238	137,816
Sandy Spring Bancorp, Inc.	3,634	105,604
Santander Consumer USA Holdings, Inc. (1)	2,110	21,796
Saul Centers, Inc.	212	13,083
Seacoast Banking Corp. of Florida (1)	4,660	75,678
SEI Investments Co.	254,211	12,230,091
Select Income REIT	10,169	264,292
Selective Insurance Group, Inc.	8,846	338,006
Senior Housing Properties Trust	4,168	86,819
Seritage Growth Properties	3,907	194,725
Shore Bancshares, Inc.	1,854	21,785
SI Financial Group, Inc.	1,700	22,508
Sierra Bancorp	1,869	31,194
Signature Bank (1)	433	54,090
Silver Bay Realty Trust Corp.	5,344	91,008
Simmons First National Corp.	4,571	211,112
SL Green Realty Corp.	97,215	10,350,481
SLM Corp. (1)	359,613	2,222,408
South State Corp.	3,693	251,309
Southern First Bancshares, Inc. (1)	847	20,413
Southern Missouri Bancorp, Inc.	836	19,671
Southern National Bancorp of Virginia, Inc.	1,609	19,549
Southside Bancshares, Inc.	3,848	118,988
Southwest Bancorp, Inc.	2,845	48,166
Sovran Self Storage, Inc.	318	33,365
Spirit Realty Capital, Inc.	9,646	123,179
Starwood Property Trust, Inc.	4,695	97,280
State Auto Financial Corp.	2,576	56,440
State Bank Financial Corp.	5,443	110,765
State National Companies, Inc.	4,713	49,628
State Street Corp.	54,014	2,912,435
Sterling Bancorp	20,192	317,014
Stewart Information Services Corp.	3,557	147,295
Stifel Financial Corp. (1)	9,997	314,406
Stock Yards Bancorp, Inc.	3,353	94,655
Stonegate Bank	1,857	59,925
STORE Capital Corp.	3,054	89,940

Stratus Properties, Inc. (1)	1,027	19,236
Suffolk Bancorp	1,828	57,235
Summit Financial Group, Inc.	1,218	21,315
Summit Hotel Properties, Inc.	14,024	185,678
Sun Bancorp, Inc. (1)	1,603	33,118
Sun Communities, Inc.	1,248	95,647
Sunstone Hotel Investors, Inc.	34,479	416,162
SunTrust Banks, Inc.	221,359	9,093,428
SVB Financial Group (1)	267	25,408
Synchrony Financial (1)	414,029	10,466,653
Synovus Financial Corp.	2,505	72,620
T. Rowe Price Group, Inc.	1,142	83,332
Talmer BanCorp., Inc.	2,180	41,791
Tanger Factory Outlet Centers, Inc.	189	7,594
Taubman Centers, Inc.	587	43,555
TCF Financial Corp.	3,181	40,240
TD Ameritrade Holding Corp.	295,809	8,423,161
Tejon Ranch Co. (1)	2,223	52,552
Terreno Realty Corp.	4,997	129,272
Territorial Bancorp, Inc.	1,236	32,717
Texas Capital Bancshares, Inc. (1)	6,787	317,360
TFS Financial Corp.	1,170	20,147
The Bancorp, Inc. (1)	5,481	32,996
The GEO Group, Inc.	9,284	317,327
The Howard Hughes Corp. (1)	39,153	4,475,971
The Macerich Co.	66,168	5,650,086
The Progressive Corp.	10,576	354,296
The St. Joe Co. (1)	1,534	27,182
Third Point Reinsurance Ltd. (1)	10,014	117,364
Tier REIT, Inc.	7,469	114,500
Tiptree Financial, Inc.	4,645	25,455
Tompkins Financial Corp.	2,324	151,060
Torchmark Corp.	75,583	4,672,541
Towne Bank	8,683	187,987
TriCo Bancshares	3,165	87,354
Trinity Place Holdings, Inc. (1)	2,228	17,133
TriState Capital Holdings, Inc. (1)	3,432	47,121

Triumph Bancorp, Inc. (1)	2,421	38,736
TrustCo Bank Corp.	14,352	91,996
Trustmark Corp.	10,761	267,411
Two Harbors Investment Corp.	7,056	60,399
UDR, Inc.	5,273	194,679
UMB Financial Corp.	7,086	377,046
UMH Properties, Inc.	2,870	32,288
Umpqua Holdings Corp.	34,910	540,058
Union Bankshares Corp.	6,703	165,631
United Bankshares, Inc.	10,292	386,053
United Community Banks, Inc.	10,907	199,489
United Community Financial Corp.	6,951	42,262
United Development Funding IV (2)	1,250	400
United Financial Bancorp, Inc.	7,875	102,218
United Fire Group, Inc.	3,450	146,384
United Insurance Holdings Corp.	829	13,579
Universal Insurance Holdings, Inc.	1,369	25,436
Univest Corp. of Pennsylvania	2,980	62,640
Unum Group	282,697	8,986,938
Validus Holdings Ltd.	1,531	74,391
Valley National Bancorp	39,352	358,890
Ventas, Inc.	4,634	337,448
VEREIT, Inc.	18,240	184,954
Veritex Holdings, Inc. (1)	862	13,809
Virtu Financial, Inc.	600	10,800
Virtus Investment Partners, Inc.	1,067	75,949
Vornado Realty Trust	3,426	343,011
Voya Financial, Inc.	4,096	101,417
W.P. Carey, Inc.	2,084	144,671
W.R. Berkley Corp.	90,167	5,402,807
Waddell & Reed Financial, Inc.	4,383	75,475
Walker & Dunlop, Inc. (1)	4,399	100,209
Walter Investment Management Corp. (1)	3,427	9,459
Washington Federal, Inc.	14,388	349,053
Washington Real Estate Investment Trust	7,619	239,694
Washington Trust Bancorp, Inc.	2,282	86,533
WashingtonFirst Bankshares, Inc.	1,188	25,673

Waterstone Financial, Inc.	3,878	59,450
Webster Financial Corp.	14,522	493,022
Weingarten Realty Investors	2,327	94,988
Welltower, Inc.	7,142	544,006
WesBanco, Inc.	5,563	172,731
West Bancorporation, Inc.	2,392	44,467
Westamerica Bancorporation	3,866	190,439
Western Alliance Bancorp (1)	834	27,230
Western Asset Mortgage Capital Corp.	6,718	63,082
Westfield Financial, Inc.	2,138	16,463
Weyerhaeuser Co.	14,851	442,114
White Mountains Insurance Group Ltd.	96	80,832
Whitestone REIT	4,016	60,561
Willis Towers Watson Plc	23,721	2,948,758
Wilshire Bancorp, Inc.	11,159	116,277
Wintrust Financial Corp.	7,669	391,119
World Acceptance Corp. (1)	981	44,734
WP Glimcher, Inc.	23,388	261,712
WSFS Financial Corp.	4,474	144,018
Xenia Hotels & Resorts, Inc.	16,561	277,894
XL Group Plc	53,082	1,768,161
Yadkin Financial Corp.	129,026	3,237,262
Your Community Bankshares, Inc.	735	27,313
Zions Bancorp	4,031	101,299

		554,867,072

Healthcare - 10.32%
Acadia Healthcare Co., Inc. (1)	961	53,239
Accelerate Diagnostics, Inc. (1)	260	3,741
Aceto Corp.	515	11,273
Acorda Therapeutics, Inc. (1)	5,769	147,138
Adamas Pharmaceuticals, Inc. (1)	1,312	19,864
Addus HomeCare Corp. (1)	97,398	1,697,647
Adverum Biotechnologies, Inc. (1)	3,628	11,464
Agenus, Inc. (1)	1,803	7,302
Agilent Technologies, Inc.	4,806	213,194
Akebia Therapeutics, Inc. (1)	3,937	29,449
Albany Molecular Research, Inc. (1)	2,148	28,869

Alere, Inc. (1)	1,407	58,644
Allscripts Healthcare Solutions, Inc. (1)	3,737	47,460
Almost Family, Inc. (1)	964	41,076
Alnylam Pharmaceuticals, Inc. (1)	199	11,043
AMAG Pharmaceuticals, Inc. (1)	3,816	91,279
American Renal Associates Holdings, Inc. (1)	217	6,287
Amsurg Corp. (1)	139,350	10,805,199
Analogic Corp.	134,763	10,705,573
AngioDynamics, Inc. (1)	4,248	61,044
Anika Therapeutics, Inc. (1)	385	20,655
Aratana Therapeutics, Inc. (1)	492	3,109
Ardelyx, Inc. (1)	2,906	25,369
ARIAD Pharmaceuticals, Inc. (1)	1,760	13,006
Array BioPharma, Inc. (1)	20,344	72,425
Arrowhead Pharmaceuticals, Inc. (1)	656	3,490
Atara Biotherapeutics, Inc. (1)	3,387	76,241
AtriCure, Inc. (1)	1,053	14,879
Becton Dickinson and Co.	34,708	5,886,130
Bellicum Pharmaceuticals, Inc. (1)	1,075	13,932
BioCryst Pharmaceuticals, Inc. (1)	1,689	4,797
Bio-Rad Laboratories, Inc. (1)	410	58,638
BioScrip, Inc. (1)	9,440	24,072
Bluebird Bio, Inc. (1)	3,615	156,493
Boston Scientific Corp. (1)	328,346	7,673,446
Brookdale Senior Living, Inc. (1)	264,410	4,082,490
Bruker Corp.	49,664	1,129,359
Capital Senior Living Corp. (1)	260,915	4,610,368
Cara Therapeutics, Inc. (1)	2,793	13,434
Cardinal Health, Inc.	85,922	6,702,775
Catalent, Inc. (1)	410,225	9,431,073
Celldex Therapeutics, Inc. (1)	14,907	65,442
Cellular Biomedicine Group, Inc. (1)	548	6,571
Centene Corp. (1)	97,939	6,989,906
Cerus Corp. (1)	2,216	13,828
Chimerix, Inc. (1)	6,678	26,245
Cidara Therapeutics, Inc. (1)	1,489	15,352
Community Health Systems, Inc. (1)	209,270	2,521,704

Concert Pharmaceuticals, Inc. (1)	1,474	16,553
CONMED Corp.	4,309	205,669
Corvus Pharmaceuticals, Inc. (1)	419	5,975
Cotiviti Holdings, Inc. (1)	664	14,030
CryoLife, Inc.	1,616	19,085
DaVita HealthCare Partners, Inc. (1)	55,261	4,272,781
DENTSPLY SIRONA, Inc.	4,597	285,198
Dimension Therapeutics, Inc. (1)	1,112	6,672
Edge Therapeutics, Inc. (1)	1,507	15,236
Egalet Corp. (1)	2,511	12,455
Enanta Pharmaceuticals, Inc. (1)	2,429	53,559
Endo International Plc (1)	167,148	2,605,837
Endocyte, Inc. (1)	5,760	18,490
Envision Healthcare Holdings, Inc. (1)	616	15,628
Epizyme, Inc. (1)	1,771	18,135
Esperion Therapeutics, Inc. (1)	2,251	22,240
Evolent Health, Inc. (1)	2,476	47,539
Exactech, Inc. (1)	1,647	44,041
Exelixis, Inc. (1)	13,533	105,693
Five Prime Therapeutics, Inc. (1)	3,216	132,982
Flex Pharma, Inc. (1)	357	3,645
Genesis Healthcare, Inc. (1)	2,674	4,733
Greatbatch, Inc. (1)	101,686	3,145,148
Haemonetics Corp. (1)	8,222	238,356
Halyard Health, Inc. (1)	7,316	237,916
HCA Holdings, Inc. (1)	185,475	14,283,430
HealthSouth Corp.	58,375	2,266,118
Healthways, Inc. (1)	4,932	56,965
Hill-Rom Holdings, Inc.	83	4,187
ICON Plc (1)	43,939	3,076,169
ICU Medical, Inc. (1)	60,306	6,799,502
Ignyta, Inc. (1)	1,261	6,835
Immunomedics, Inc. (1)	853	1,979
IMS Health Holdings, Inc. (1)	354,550	8,991,388
INC Research Holdings, Inc. (1)	148,120	5,647,816
Innoviva, Inc.	1,384	14,574
Integra LifeSciences Holdings Corp. (1)	46,490	3,708,972

Invacare Corp.	5,085	61,681
Juno Therapeutics, Inc. (1)	128	4,920
K2M Group Holdings, Inc. (1)	2,734	42,432
Karyopharm Therapeutics, Inc. (1)	2,837	19,036
Kindred Healthcare, Inc.	13,329	150,484
Laboratory Corp. of America Holdings (1)	43,700	5,692,799
Lannet, Inc. (1)	4,598	109,386
LHC Group, Inc. (1)	2,177	94,221
LifePoint Health, Inc. (1)	803	52,492
Luminex Corp. (1)	3,612	73,071
Magellan Health, Inc. (1)	1,029	67,677
Mallinckrodt Plc (1)	2,195	133,412
Medicines Co. (1)	948	31,881
MEDNAX, Inc. (1)	186,121	13,480,744
Meridian Bioscience, Inc.	791	15,425
Merit Medical Systems, Inc. (1)	4,149	82,275
Merrimack Pharmaceuticals, Inc. (1)	7,286	39,272
Molina Healthcare, Inc. (1)	2,307	115,119
Momenta Pharmaceuticals, Inc. (1)	7,662	82,750
NantKwest, Inc. (1)	2,224	13,833
National HealthCare Corp.	1,737	112,453
National Research Corp.	397	5,439
NewLink Genetics Corp. (1)	815	9,177
Nobilis Health Corp. (1)	8,110	18,085
Omeros Corp. (1)	2,124	22,344
OPKO Health, Inc. (1)	554	5,174
Osiris Therapeutics, Inc.	642	3,268
Otonomy, Inc. (1)	3,713	58,962
OvaScience, Inc. (1)	4,215	21,960
Owens & Minor, Inc.	8,787	328,458
PDL BioPharma, Inc.	27,845	87,433
PerkinElmer, Inc.	1,716	89,953
Perrigo Co. Plc	25,950	2,352,887
PharMerica Corp. (1)	4,626	114,077
Phibro Animal Health Corp.	205	3,825
Portola Pharmaceuticals, Inc. (1)	644	15,198
Premier, Inc. (1)	269,786	8,822,002

PTC Therapeutics, Inc. (1)	5,251	36,862
QIAGEN (1)	4,583	99,955
Quest Diagnostics, Inc.	2,834	230,716
Quidel Corp. (1)	294	5,251
Quintiles Transitional Holdings, Inc. (1)	569	37,167
REGENXBIO, Inc. (1)	3,086	24,688
Retrophin, Inc. (1)	5,626	100,199
Rigel Pharmaceuticals, Inc. (1)	3,030	6,757
Rockwell Medical, Inc. (1)	854	6,465
RTI Surgical, Inc. (1)	8,851	31,775
Sagent Pharmaceuticals, Inc. (1)	3,762	56,355
Select Medical Holdings Corp. (1)	15,447	167,909
Spectrum Pharmaceuticals, Inc. (1)	8,335	54,761
St. Jude Medical, Inc.	87,392	6,816,576
Stemline Therapeutics, Inc. (1)	2,372	16,058
Surgery Partners, Inc. (1)	1,297	23,216
Symmetry Surgical, Inc. (1)	1,427	18,737
Syndax Pharmaceuticals, Inc. (1)	369	3,635
Teleflex, Inc.	715	126,777
Tetraphase Pharmaceuticals, Inc. (1)	5,649	24,291
The Cooper Companies, Inc.	213	36,544
TherapeuticsMD, Inc. (1)	1,426	12,121
TransEnterix, Inc. (1)	9,528	11,624
Triple-S Management Corp. (1)	3,683	89,976
United Therapeutics Corp. (1)	636	67,365
Universal American Corp.	8,976	68,038
Universal Health Services, Inc.	1,292	173,257
USMD Holdings, Inc. (1)	291	5,453
Versartis, Inc. (1)	3,853	42,614
Vocera Communications, Inc. (1)	1,376	17,682
Voyager Therapeutics, Inc. (1)	965	10,605
VWR Corp. (1)	485,416	14,028,522
WaVe Life Sciences Ltd. (1)	202	4,179
WellCare Health Plans, Inc. (1)	70	7,510
Wright Medical Group NV (1)	16,520	286,952
Zafgen, Inc. (1)	3,566	21,360
Zimmer Holdings, Inc.	69,147	8,323,916
Zogenix, Inc. (1)	3,773	30,373

		193,671,391

Industrials - 12.96%
AAR Corp.	5,157	120,364
ABM Industries, Inc.	8,680	316,646
Acacia Research Corp.	2,169	9,544
ACCO Brands Corp. (1)	17,259	178,285
Actuant Corp.	4,822	109,025
AECOM (1)	3,043	96,676
Aegion Corp. (1)	5,425	105,842
Aerojet Rocketdyne Holdings, Inc. (1)	4,601	84,106
AeroVironment, Inc. (1)	2,662	74,004
AGCO Corp.	1,391	65,558
Air Lease Corp.	977	26,164
Air Transport Services Group, Inc. (1)	6,920	89,683
Aircastle Ltd.	7,520	147,091
Alamo Group, Inc.	1,152	75,997
Alaska Air Group, Inc.	418	24,365
Albany International Corp.	3,762	150,217
Allison Transmission Holdings, Inc.	164,865	4,654,139
Altra Industrial Motion Corp.	157,257	4,242,794
AMERCO	48	17,978
Ameresco, Inc. (1)	4,029	17,607
American Airlines Group, Inc.	11,556	327,150
American Railcar Industries, Inc.	1,207	47,640
American Science & Engineering, Inc.	1,132	42,348
American Superconductor Corp. (1)	1,793	15,133
AMETEK, Inc.	3,755	173,594
Applied Industrial Technologies, Inc.	3,229	145,757
ARC Document Solutions, Inc. (1)	6,566	25,542
ArcBest Corp.	3,850	62,562
Armstrong Flooring, Inc. (1)	3,481	59,003
Armstrong World Industries, Inc. (1)	71,466	2,797,894
Astec Industries, Inc.	1,603	90,008
Atlas Air Worldwide Holdings, Inc. (1)	3,863	160,005
Babcock & Wilcox Enterprises, Inc. (1)	259,382	3,810,322
Barnes Group, Inc.	7,858	260,257

Blue Bird Corp. (1)	780	9,282
BMC Stock Holdings, Inc. (1)	1,442	25,696
Brady Corp.	1,725	52,716
Briggs & Stratton Corp.	6,624	140,296
Caesarstone Ltd. (1)	238,050	8,274,618
CAI International, Inc. (1)	2,586	19,395
Carlisle Companies, Inc.	880	92,998
Casella Waste Systems, Inc. (1)	6,044	47,445
CBIZ, Inc. (1)	7,971	82,978
CECO Environmental Corp.	4,520	39,505
Celadon Group, Inc.	4,326	35,343
Chart Industries, Inc. (1)	4,792	115,631
Chicago Bridge & Iron Co.	2,099	72,688
CIRCOR International, Inc.	65,060	3,707,769
Clean Harbors, Inc. (1)	969	50,495
Colfax Corp. (1)	1,972	52,179
Columbus Mckinnon Corp.	2,925	41,389
CompX International, Inc.	351	4,036
Copa Holdings SA	624	32,610
Costamare, Inc.	4,073	31,240
Covenant Transportation Group, Inc. - Class A (1)	1,839	33,231
CRA International, Inc. (1)	1,407	35,485
Crane Co.	976	55,359
CSW Industrials, Inc. (1)	140,495	4,581,542
Cubic Corp.	3,967	159,315
Cummins, Inc.	3,163	355,648
Curtiss-Wright Corp.	21,261	1,791,239
DigitalGlobe, Inc. (1)	9,859	210,884
Donaldson Co., Inc.	195	6,700
Douglas Dynamics, Inc.	539	13,868
Dover Corp.	3,080	213,506
Ducommun, Inc. (1)	1,597	31,589
Dun & Bradstreet Corp.	437	53,244
DXP Enterprises, Inc. (1)	2,069	30,890
Dynamic Materials Corp.	2,056	22,102
Echo Global Logistics, Inc. (1)	647	14,506
EMCOR Group, Inc.	137,782	6,787,141

Encore Wire Corp.	98,055	3,655,490
EnerSys, Inc.	4,915	292,295
Engility Holdings, Inc. (1)	2,806	59,263
Ennis, Inc.	3,918	75,147
EnPro Industries, Inc.	58,820	2,611,020
Equifax, Inc.	54,127	6,949,907
ESCO Technologies, Inc.	137,396	5,487,596
Essendant, Inc.	6,040	184,582
Esterline Technologies Corp. (1)	4,732	293,573
Exone Co. (1)	1,497	15,823
Expeditors International of Washington, Inc.	1,070	52,473
Federal Signal Corp.	9,333	120,209
Flowserve Corp.	1,022	46,164
Fluor Corp.	49,430	2,435,910
Franklin Covey Co. (1)	342	5,243
Franklin Electric Company, Inc.	519	17,153
FreightCar America, Inc.	1,885	26,484
FTI Consulting, Inc. (1)	5,993	243,795
FuelCell Energy, Inc. (1)	3,828	23,810
G&K Services, Inc.	53,504	4,096,801
GATX Corp.	6,545	287,784
Gencor Industries, Inc. (1)	765	11,873
General Cable Corp.	689	8,757
Genesee & Wyoming, Inc. (1)	1,134	66,849
Gibraltar Industries, Inc. (1)	1,812	57,205
Global Brass and Copper Holdings, Inc.	455	12,417
Gorman Rupp Co.	353	9,676
Graham Corp.	1,439	26,506
Granite Construction, Inc.	1,566	71,331
Great Lakes Dredge & Dock Corp. (1)	9,023	39,340
Greenbrier Companies, Inc.	4,262	124,152
Griffon Corp.	899	15,157
Hardinge, Inc.	1,743	17,535
Harsco Corp.	12,669	84,122
HC2 Holdings, Inc. (1)	5,272	22,670
HD Supply Holdings, Inc. (1)	234,050	8,149,621
Heidrick & Struggles International, Inc.	2,830	47,770

Heritage Crystal Clean, Inc. (1)	973	11,880
Hertz Global Holdings, Inc. (1)	487,145	5,392,695
Hill International, Inc. (1)	3,371	13,720
Hillenbrand, Inc.	89,220	2,680,169
Hub Group, Inc. (1)	450	17,266
Hubbell, Inc.	31,974	3,372,298
Huntington Ingalls Industries, Inc.	27,084	4,550,925
Hurco Companies, Inc.	932	25,938
Huron Consulting Group, Inc. (1)	2,985	180,354
Hyster-Yale Materials Handling, Inc.	991	58,955
ICF International, Inc. (1)	2,900	118,610
IDEX Corp.	104	8,538
IDI, Inc. (1)	2,484	11,749
IHS, Inc. (1)	144	16,648
Ingersoll-Rand Plc	111,792	7,118,915
InnerWorkings, Inc. (1)	611	5,053
Interface, Inc.	1,133	17,278
ITT, Inc.	1,825	58,364
Jacobs Engineering Group, Inc. (1)	2,397	119,395
JetBlue Airways Corp. (1)	5,940	98,366
Joy Global, Inc.	15,685	331,581
Kadant, Inc.	1,396	71,908
Kaman Corp.	3,849	163,659
Kansas City Southern	2,162	194,775
KAR Auction Services, Inc.	179,425	7,489,200
KBR, Inc.	2,866	37,946
Kelly Services, Inc.	4,567	86,636
Kennametal, Inc.	12,652	279,736
KEYW Holding Corp. (1)	5,520	54,869
Kimball International, Inc.	833	9,480
Kirby Corp. (1)	1,061	66,196
KLX, Inc. (1)	8,258	255,998
Knight Transportation, Inc.	715	19,005
Knoll, Inc.	254,630	6,182,416
Korn/Ferry International	3,683	76,238
Kratos Defense & Security Solutions, Inc. (1)	7,500	30,750
L-3 Communications Holdings, Inc.	1,534	225,022

Lawson Products, Inc. (1)	170	3,376
Layne Christensen Co. (1)	2,969	24,049
Lennox International, Inc.	59	8,413
Lincoln Electric Holdings, Inc.	452	26,704
Lindsay Corp.	258	17,508
LSI Industries, Inc.	3,081	34,107
Lydall, Inc. (1)	118,277	4,560,761
Macquarie Infrastructure Corp.	1,512	111,964
Manitowoc Foodservice, Inc. (1)	1,471	25,919
ManpowerGroup, Inc.	78,309	5,038,401
Marten Transport Ltd.	3,485	69,003
Masco Corp.	360,844	11,164,513
Masonite International Corp. (1)	93,705	6,197,649
Matson, Inc.	69,377	2,240,183
McGrath RentCorp	3,677	112,479
Mercury Systems, Inc. (1)	5,589	138,943
Meritor, Inc. (1)	13,620	98,064
Milacron Holdings Corp. (1)	470,734	6,830,350
Miller Industries, Inc.	1,447	29,794
Mobile Mini, Inc.	1,809	62,664
Moog, Inc. (1)	4,528	244,150
MRC Global, Inc. (1)	14,619	207,736
MSA Safety, Inc.	112,581	5,913,880
MSC Industrial Direct Co., Inc.	554	39,090
Mueller Industries, Inc.	2,689	85,725
Mueller Water Products, Inc.	334,740	3,822,731
MYR Group, Inc. (1)	2,707	65,185
National Presto Industries, Inc.	639	60,290
Navigant Consulting, Inc. (1)	7,569	122,239
Navistar International Corp. (1)	7,317	85,536
Neff Corp. (1)	1,107	12,100
Nielsen Holdings Plc	1,580	82,113
NL Industries, Inc. (1)	1,930	4,960
NN, Inc.	4,098	57,331
NOW, Inc. (1)	16,694	302,829
NV5 Global, Inc. (1)	327	9,300
Old Dominion Freight Line, Inc. (1)	510	30,758

Orbital ATK, Inc.	1,172	99,784
Orion Group Holdings, Inc. (1)	4,161	22,095
Oshkosh Corp.	1,458	69,561
Owens Corning	2,298	118,393
P.A.M. Transportation Services, Inc. (1)	372	5,911
PACCAR, Inc.	6,245	323,928
Parker-Hannifin Corp.	2,670	288,494
Park-Ohio Holdings Corp.	1,326	37,499
Pentair Plc	3,333	194,281
Plug Power, Inc. (1)	10,206	18,983
Powell Industries, Inc.	1,319	51,889
Power Solutions International, Inc. (1)	235	4,195
Preformed Line Products Co.	374	15,106
Quad/Graphics, Inc.	2,159	50,283
Quanex Building Products Corp.	226,983	4,219,614
Quanta Services, Inc. (1)	2,105	48,668
Radiant Logistics, Inc. (1)	2,174	6,522
Raven Industries, Inc.	2,082	39,433
Regal-Beloit Corp.	888	48,884
Republic Services, Inc.	4,724	242,388
Resources Connection, Inc. (1)	5,660	83,655
Rexnord Corp. (1)	3,066	60,186
Roadrunner Transportation Systems, Inc. (1)	4,872	36,345
Robert Half International, Inc.	194,218	7,411,359
Rockwell Automation, Inc.	539	61,888
Roper Technologies, Inc.	975	166,296
RPX Corp. (1)	7,925	72,672
RR Donnelley & Sons Co.	1,351	22,859
Rush Enterprises, Inc. (1)	834	17,339
Rush Enterprises, Inc. (1)	4,832	104,130
Ryder System, Inc.	1,076	65,787
Saia, Inc. (1)	3,906	98,197
Scorpio Bulkers, Inc. (1)	6,214	17,337
SkyWest, Inc.	7,777	205,779
Snap-on, Inc.	44,785	7,067,969
SolarCity Corp. (1)	1,313	31,420
SP Plus Corp. (1)	236	5,329

Sparton Corp. (1)	1,362	29,651
Spirit AeroSystems Holdings, Inc. (1)	1,283	55,169
Spirit Airlines, Inc. (1)	1,423	63,850
SPX Corp. (1)	6,937	103,014
SPX FLOW, Inc. (1)	5,516	143,802
Standex International Corp.	62,222	5,141,404
Stanley Black & Decker, Inc.	80,439	8,946,426
Stericycle, Inc. (1)	87	9,058
Sun Hydraulics Corp.	345	10,243
Sunrun, Inc. (1)	9,930	58,885
Supreme Industries, Inc.	765	10,481
TAL International Group, Inc.	5,272	70,698
Team, Inc. (1)	327	8,119
Teledyne Technologies, Inc. (1)	3,909	387,186
Tennant Co.	201	10,828
Terex Corp.	2,118	43,017
Tetra Tech, Inc.	7,549	232,094
Textainer Group Holdings Ltd.	3,603	40,137
Textron, Inc.	111,192	4,065,180
The Brink’s Co.	215,054	6,126,888
The Manitowoc Co., Inc.	20,014	109,076
The Timken Co.	85,917	2,634,215
Thermon Group Holdings, Inc. (1)	5,009	96,223
Titan International, Inc.	7,052	43,722
Titan Machinery, Inc. (1)	2,885	32,168
TRC Companies, Inc. (1)	3,081	19,472
TriMas Corp. (1)	7,050	126,900
Trinity Industries, Inc.	3,001	55,729
Triumph Group, Inc.	7,900	280,450
TrueBlue, Inc. (1)	6,180	116,926
Tutor Perini Corp. (1)	5,082	119,681
Tyco International Plc	7,245	308,637
UniFirst Corp.	2,139	247,525
United Continental Holdings, Inc. (1)	6,714	275,543
United Rentals, Inc. (1)	45,990	3,085,929
Universal Forest Products, Inc.	401	37,169
Universal Logistics Holdings, Inc.	425	5,483

US Ecology, Inc.	137,040	6,296,988
USA Truck, Inc. (1)	1,357	23,761
USG Corp. (1)	1,766	47,611
Valmont Industries, Inc.	92	12,445
Vectrus, Inc. (1)	1,416	40,342
Veritiv Corp. (1)	1,231	46,261
Viad Corp.	1,459	45,229
Vicor Corp. (1)	231	2,326
Virgin America, Inc. (1)	150	8,432
VSE Corp.	719	48,029
Wabash National Corp. (1)	7,433	94,399
WABCO Holdings, Inc. (1)	30,433	2,786,750
Watts Water Technologies, Inc.	70,266	4,093,697
Werner Enterprises, Inc.	6,906	158,631
Wesco Aircraft Holdings, Inc. (1)	6,726	90,263
WESCO International, Inc. (1)	97,608	5,025,836
West Corp.	5,951	116,997
Willis Lease Finance Corp. (1)	700	15,561
XPO Logistics, Inc. (1)	15,571	408,894
Xylem, Inc.	1,727	77,111
YRC Worldwide, Inc. (1)	4,244	37,347

		243,149,035

Information Technology - 13.96%
ACI Worldwide, Inc. (1)	205,640	4,012,036
Activision Blizzard, Inc.	247,702	9,816,430
Actua Corp. (1)	5,573	50,324
Acxiom Corp. (1)	6,296	138,449
ADTRAN, Inc.	2,690	50,168
Advanced Energy Industries, Inc. (1)	308	11,692
Advanced Micro Devices, Inc. (1)	53,283	273,875
Agilysys, Inc. (1)	2,104	22,029
Akamai Technologies, Inc. (1)	375	20,974
Alliance Data Systems Corp. (1)	52,834	10,351,237
Alpha and Omega Semiconductor Ltd. (1)	2,674	37,249
Ambarella, Inc. (1)	2,985	151,668
Amdocs Ltd.	195,424	11,279,873
Amkor Technology, Inc. (1)	14,996	86,227

Analog Devices, Inc.	6,138	347,656
Anixter International, Inc. (1)	4,538	241,785
ANSYS, Inc. (1)	1,305	118,429
Applied Optoelectronics, Inc. (1)	2,578	28,745
ARRIS International Plc (1)	2,939	61,601
Arrow Electronics, Inc. (1)	134,697	8,337,744
Autobytel, Inc. (1)	1,019	14,134
Autodesk, Inc. (1)	774	41,904
Avid Technology, Inc. (1)	2,009	11,672
Avnet, Inc.	87,791	3,556,413
AVX Corp.	7,187	97,599
Axcelis Technologies, Inc. (1)	17,957	48,304
Bankrate, Inc. (1)	7,458	55,786
Bazaarvoice, Inc. (1)	12,650	50,726
Bel Fuse, Inc.	1,481	26,332
Benchmark Electronics, Inc. (1)	7,743	163,764
Black Box Corp.	2,429	31,771
Blucora, Inc. (1)	4,928	51,054
Booz Allen Hamilton Holding Corp.	139	4,120
Bottomline Technologies, Inc. (1)	976	21,013
Broadcom Ltd.	16,747	2,602,484
Broadridge Financial Solutions, Inc.	173,400	11,305,680
Brocade Communications Systems, Inc.	9,339	85,732
Brooks Automation, Inc.	10,518	118,012
CA, Inc.	5,838	191,662
Cabot Microelectronics Corp.	3,175	134,429
CACI International, Inc. (1)	87,552	7,915,576
Calix, Inc. (1)	6,473	44,728
Cass Information Systems, Inc.	703	36,345
Check Point Software Technologies Ltd. (1)	110,375	8,794,680
Cohu, Inc.	4,018	43,595
CommScope Holding Co., Inc. (1)	134,175	4,163,450
Computer Sciences Corp.	2,781	138,077
Comtech Telecommunications Corp.	2,265	29,083
Control4 Corp. (1)	3,094	25,247
Convergys Corp.	7,000	175,000
CoreLogic, Inc. (1)	728	28,013

CPI Card Group, Inc.	2,109	10,566
Cree, Inc. (1)	1,253	30,623
CTS Corp.	4,846	86,840
Cypress Semiconductor Corp.	6,241	65,843
Daktronics, Inc.	5,876	36,725
Datalink Corp. (1)	3,262	24,465
Diebold, Inc.	7,370	182,997
Digi International, Inc. (1)	3,954	42,426
Digimarc Corp. (1)	109	3,484
Diodes, Inc. (1)	5,963	112,045
Dolby Laboratories, Inc.	1,022	48,903
DSP Group, Inc. (1)	3,139	33,305
Eastman Kodak Co. (1)	544	8,748
eBay, Inc. (1)	183,200	4,288,712
EchoStar Corp. (1)	907	36,008
Electro Rent Corp.	2,598	40,035
Electro Scientific Industries, Inc. (1)	4,014	23,442
EMCORE Corp. (1)	3,991	23,707
EnerNOC, Inc. (1)	601	3,798
Entegris, Inc. (1)	448,629	6,491,662
Epiq Systems, Inc.	2,307	33,682
ePlus, Inc. (1)	286	23,392
EVERTEC, Inc.	1,891	29,386
Everyday Health, Inc. (1)	2,901	22,860
Exar Corp. (1)	5,198	41,844
Fairchild Semiconductor International, Inc. (1)	11,363	225,556
FARO Technologies, Inc. (1)	1,915	64,784
Fidelity National Information Services, Inc.	347,942	25,636,367
Finisar Corp. (1)	17,187	300,944
FireEye, Inc. (1)	2,311	38,062
First Data Corp. (1)	611,625	6,770,689
First Solar, Inc. (1)	1,516	73,496
Fiserv, Inc. (1)	61,250	6,659,712
Fitbit, Inc. (1)	459	5,609
Flextronics International Ltd. (1)	406,149	4,792,558
FLIR Systems, Inc.	2,736	84,679
FormFactor, Inc. (1)	4,326	38,891

GigPeak, Inc. (1)	6,364	12,473
Global Payments, Inc.	114,050	8,140,889
Global Sources Ltd. (1)	1,156	10,601
Glu Mobile, Inc. (1)	16,393	36,065
Harmonic, Inc. (1)	11,896	33,904
Harris Corp.	113,174	9,443,239
Higher One Holdings, Inc. (1)	5,036	25,734
II-VI, Inc. (1)	6,674	125,204
Immersion Corp. (1)	2,996	21,991
Infinera Corp. (1)	6,617	74,640
Ingram Micro, Inc.	2,906	101,071
Insight Enterprises, Inc. (1)	5,737	149,162
InterActiveCorp	79,772	4,491,164
Intersil Corp.	20,832	282,065
Intralinks Holdings, Inc. (1)	6,002	39,013
InvenSense, Inc. (1)	12,788	78,390
IPG Photonics Corp. (1)	111	8,880
Itron, Inc. (1)	76,400	3,292,840
Ixia (1)	9,949	97,699
IXYS Corp.	3,863	39,596
Jabil Circuit, Inc.	119,837	2,213,389
Juniper Networks, Inc.	7,470	168,000
Keysight Technologies, Inc. (1)	3,430	99,779
Kimball Electronics, Inc. (1)	4,191	52,178
Knowles Corp. (1)	13,796	188,729
Kopin Corp. (1)	9,452	20,983
KVH Industries, Inc. (1)	2,341	18,026
Lam Research Corp.	647	54,387
Leidos Holdings, Inc.	1,316	62,997
Lexmark International, Inc.	1,241	46,848
Limelight Networks, Inc. (1)	11,753	17,512
Linear Technology Corp.	2,529	117,674
Liquidity Services, Inc. (1)	4,008	31,423
Littelfuse, Inc.	70,220	8,299,302
MACOM Technology Solutions Holdings, Inc. (1)	157,420	5,191,712
Mantech International Corp.	3,911	147,914
Marchex, Inc. (1)	5,941	18,892

Marvell Technology Group Ltd.	8,109	77,279
Maxwell Technologies, Inc. (1)	4,852	25,619
MeetMe, Inc. (1)	853	4,546
Mentor Graphics Corp.	241,489	5,134,056
Methode Electronics, Inc.	105,524	3,612,087
Micron Technology, Inc. (1)	402,905	5,543,973
Microsemi Corp. (1)	158,525	5,180,597
MicroStrategy, Inc. (1)	711	124,439
MKS Instruments, Inc.	195,150	8,403,159
MoneyGram International, Inc. (1)	4,882	33,442
Monster Worldwide, Inc. (1)	14,696	35,123
Motorola Solutions, Inc.	3,108	205,035
MTS Systems Corp.	196	8,593
Multi-Fineline Electronix, Inc. (1)	1,487	34,498
Nanometrics, Inc. (1)	720	14,969
National Instruments Corp.	442	12,111
NCI, Inc.	969	13,614
NCR Corp. (1)	192,800	5,354,056
NeoPhotonics Corp. (1)	4,191	39,940
NetApp, Inc.	5,792	142,425
NetEase, Inc. ADR	29,080	5,618,838
NETGEAR, Inc. (1)	1,714	81,484
NetScout Systems, Inc. (1)	191,389	4,258,405
NeuStar, Inc. (1)	177	4,161
Novanta, Inc. (1)	3,661	55,464
Nuance Communications, Inc. (1)	1,091	17,052
Numerex Corp. (1)	1,635	12,246
NVE Corp.	414	24,281
Oclaro, Inc. (1)	2,192	10,697
ON Semiconductor Corp. (1)	166,543	1,468,909
OSI Systems, Inc. (1)	2,728	158,579
Pandora Media, Inc. (1)	638	7,943
Park Electrochemical Corp.	2,943	42,762
PC Connection, Inc.	1,741	41,436
PDF Solutions, Inc. (1)	408	5,708
Perficient, Inc. (1)	1,634	33,187
PFSweb, Inc. (1)	269	2,555

Photronics, Inc. (1)	10,026	89,332
Plexus Corp. (1)	5,195	224,424
Polycom, Inc. (1)	21,234	238,882
Progress Software Corp. (1)	6,792	186,508
PTC, Inc. (1)	1,267	47,614
QAD, Inc.	1,512	29,136
QLogic Corp. (1)	13,054	192,416
Qorvo, Inc. (1)	2,478	136,934
QuinStreet, Inc. (1)	6,117	21,715
Rambus, Inc. (1)	12,631	152,582
RealNetworks, Inc. (1)	3,805	16,400
Reis, Inc.	540	13,446
RetailMeNot, Inc. (1)	6,007	46,314
Rightside Group Ltd. (1)	1,673	17,801
Rofin Sinar Technologies, Inc. (1)	4,197	134,052
Rogers Corp. (1)	1,850	113,035
Rosetta Stone, Inc. (1)	774	5,998
Rovi Corp. (1)	7,409	115,877
Rubicon Project, Inc. (1)	3,606	49,222
Rudolph Technologies, Inc. (1)	4,647	72,168
Sabre Corp.	248,450	6,655,976
Sanmina Corp. (1)	11,452	307,028
ScanSource, Inc. (1)	3,928	145,768
SecureWorks Corp. (1)	631	8,897
ServiceSource International, Inc. (1)	3,819	15,391
ShoreTel, Inc. (1)	8,002	53,533
Sigma Designs, Inc. (1)	5,569	35,809
Silicom Ltd.	634	18,957
Silicon Graphics International Corp. (1)	995	5,005
Silver Spring Networks, Inc. (1)	387	4,702
Skyworks Solutions, Inc.	310	19,617
Sonus Networks, Inc. (1)	6,451	56,059
SS&C Technologies Holdings, Inc.	282	7,919
Stratasys Ltd. (1)	4,055	92,819
SunPower Corp. (1)	1,151	17,829
Super Micro Computer, Inc. (1)	4,745	117,913
Sykes Enterprises, Inc. (1)	6,146	177,988

Symantec Corp.	10,543	216,553
SYNNEX Corp.	4,600	436,172
Synopsys, Inc. (1)	2,742	148,287
Tangoe, Inc. (1)	4,412	34,061
TE Connectivity Ltd.	70,172	4,007,523
Tech Data Corp. (1)	5,482	393,882
TechTarget, Inc. (1)	1,938	15,698
Telenav, Inc. (1)	5,272	26,887
TeleTech Holdings, Inc.	202,866	5,503,755
Teradyne, Inc.	4,065	80,040
Tessera Technologies, Inc.	2,621	80,307
Total System Services, Inc.	110,213	5,853,412
Trimble Navigation Ltd. (1)	1,057	25,749
TTM Technologies, Inc. (1)	11,345	85,428
Twitter, Inc. (1)	1,480	25,027
Ultra Clean Holdings, Inc. (1)	5,197	29,571
Ultratech, Inc. (1)	3,105	71,322
Unisys Corp. (1)	2,853	20,770
United Online, Inc. (1)	2,234	24,574
USA Technologies, Inc. (1)	997	4,257
VASCO Data Security International, Inc. (1)	518	8,490
Veeco Instruments, Inc. (1)	6,193	102,556
Verint Systems, Inc. (1)	9,909	328,285
ViaSat, Inc. (1)	923	65,902
Viavi Solutions, Inc. (1)	36,606	242,698
Vishay Intertechnology, Inc.	21,268	263,511
Vishay Precision Group, Inc. (1)	1,798	24,129
Western Digital Corp.	58,185	2,749,843
Xcerra Corp. (1)	8,168	46,966
Xerox Corp.	20,147	191,195
Xilinx, Inc.	3,472	160,163
Yelp, Inc. (1)	316	9,594
Zebra Technologies Corp. (1)	189	9,469
Zillow Group, Inc. - Class A (1)	309	11,325
Zillow Group, Inc. - Class C (1)	650	23,582
Zynga, Inc. (1)	14,567	36,272

		261,981,375

Materials - 6.63%
A. Schulman, Inc.	4,497	109,817
AgroFresh Solutions, Inc. (1)	3,428	18,203
AK Steel Holding Corp. (1)	37,296	173,799
Albemarle Corp.	2,248	178,289
Alcoa, Inc.	26,394	244,672
Allegheny Technologies, Inc.	17,504	223,176
American Vanguard Corp. (1)	4,388	66,303
Ampco-Pittsburgh Corp.	1,334	15,088
AptarGroup, Inc.	930	73,591
Ashland, Inc.	1,242	142,544
Avery Dennison Corp.	152,474	11,397,431
Axiall Corp.	11,296	368,363
Bemis, Inc.	1,608	82,796
Berry Plastics Group, Inc. (1)	96,020	3,730,377
Boise Cascade Co. (1)	992	22,766
Cabot Corp.	1,230	56,162
Calgon Carbon Corp.	7,819	102,820
Carpenter Technology Corp.	88,414	2,911,473
Celanese Corp.	2,691	176,126
Century Aluminum Co. (1)	7,607	48,152
CF Industries Holdings, Inc.	66,452	1,601,493
Chemours Co.	4,845	39,923
Chemtura Corp. (1)	4,894	129,104
Cliffs Natural Resources, Inc. (1)	27,964	158,556
Coeur Mining, Inc. (1)	6,335	67,531
Commercial Metals Co.	18,190	307,411
Compass Minerals International, Inc.	674	50,004
Constellium (1)	1,039,475	4,875,138
Crown Holdings, Inc. (1)	294,610	14,927,889
Domtar Corp.	1,240	43,412
Eagle Materials, Inc.	69,699	5,377,278
Eastman Chemical Co.	2,966	201,391
Ferroglobe Plc	10,423	89,742
FMC Corp.	523	24,220
Freeport-McMoRan, Inc.	19,661	219,024
FutureFuel Corp.	3,784	41,170

GCP Applied Technologies, Inc. (1)	1,727	44,971
Gold Resource Corp.	1,422	5,105
Graphic Packaging Holding Co.	341,994	4,288,605
Greif, Inc. - Class A	4,065	151,503
Greif, Inc. - Class B	861	47,140
Handy & Harman Ltd. (1)	449	11,759
Hawkins, Inc.	1,139	49,444
Haynes International, Inc.	1,986	63,711
HB Fuller Co.	218,835	9,626,552
Hecla Mining Co.	60,392	307,999
Huntsman Corp.	3,988	53,639
Ingevity Corp. (1)	19,839	675,320
Innophos Holdings, Inc.	341	14,394
Innospec, Inc.	3,701	170,209
International Paper Co.	8,207	347,813
Kaiser Aluminum Corp.	732	66,180
KapStone Paper and Packaging Corp.	12,608	164,030
KMG Chemicals, Inc.	741	19,259
Koppers Holdings, Inc. (1)	676	20,773
Kraton Performance Polymers, Inc. (1)	4,688	130,936
Kronos Worldwide, Inc.	3,701	19,430
Louisiana-Pacific Corp. (1)	1,648	28,593
LSB Industries, Inc. (1)	3,287	39,707
Martin Marietta Materials, Inc.	123	23,616
Materion Corp.	3,262	80,767
Methanex Corp.	61,890	1,800,999
Minerals Technologies, Inc.	99,476	5,650,237
NewMarket Corp.	10	4,144
Newmont Mining Corp.	10,658	416,941
Nucor Corp.	6,379	315,186
Olin Corp.	26,182	650,361
Olympic Steel, Inc.	1,475	40,282
OMNOVA Solutions, Inc. (1)	2,314	16,776
Packaging Corporation of America	197,313	13,206,159
PH Glatfelter Co.	222,406	4,350,261
Platform Specialty Products Corp. (1)	3,297	29,277
PPG Industries, Inc.	31,430	3,273,434

Quaker Chemical Corp.	502	44,778
Rayonier Advanced Materials, Inc.	2,696	36,639
Reliance Steel & Aluminum Co.	79,049	6,078,868
Royal Gold, Inc.	1,221	87,936
Ryerson Holding Corp. (1)	1,757	30,747
Schnitzer Steel Industries, Inc.	4,092	72,019
Schweitzer-Mauduit International, Inc.	3,879	136,851
Scotts Miracle-Gro Co.	77	5,383
Sealed Air Corp.	63,950	2,939,781
Sensient Technologies Corp.	36,920	2,622,797
Sonoco Products Co.	1,990	98,823
Southern Copper Corp.	932	25,145
Steel Dynamics, Inc.	163,138	3,996,881
Stepan Co.	2,751	163,767
Stillwater Mining Co. (1)	19,232	228,092
SunCoke Energy, Inc.	10,120	58,898
Tahoe Resources, Inc.	6,065	90,793
TerraVia Holdings, Inc. (1)	11,974	31,372
The Mosaic Co.	114,382	2,994,521
The Valspar Corp.	19,978	2,158,223
TimkenSteel Corp.	6,271	60,327
Trecora Resources (1)	532	5,549
Tredegar Corp.	3,914	63,094
Tronox Ltd.	10,217	45,057
UFP Technologies, Inc. (1)	933	21,030
United States Lime & Minerals, Inc.	325	19,172
United States Steel Corp.	2,728	45,994
Valhi, Inc.	3,539	5,556
Vulcan Materials Co.	187	22,507
W.R. Grace & Co.	631	46,196
Westlake Chemical Corp.	765	32,834
WestRock Co.	197,409	7,673,288

		124,443,664

Telecommunication Services - 0.49%
ATN International, Inc.	38,731	3,013,659
Boingo Wireless, Inc. (1)	2,449	21,845
CenturyLink, Inc.	10,768	312,380

Cincinnati Bell, Inc. (1)	33,405	152,661
Consolidated Communications Holdings, Inc.	2,366	64,450
FairPoint Communications, Inc. (1)	847	12,434
Frontier Communications Corp.	23,419	115,690
Globalstar, Inc. (1)	21,841	26,427
Hawaiian Telcom Holdco, Inc. (1)	1,023	21,677
IDT Corp.	1,142	16,205
Intelsat S.A. (1)	4,906	12,657
Iridium Communications, Inc. (1)	13,624	120,981
Level 3 Communications, Inc. (1)	5,857	301,577
Lumos Networks Corp. (1)	2,689	32,537
NII Holdings, Inc. (1)	8,582	27,291
ORBCOMM, Inc. (1)	866	8,617
pdvWireless, Inc. (1)	1,559	33,347
RingCentral, Inc. (1)	223,425	4,405,941
SBA Communications Corp. (1)	902	97,362
Spok Holdings, Inc.	3,194	61,213
Sprint Corp. (1)	15,124	68,512
Telephone & Data Systems, Inc.	1,908	56,591
United States Cellular Corp. (1)	262	10,289
Vonage Holdings Corp. (1)	27,580	168,238
Windstream Holdings, Inc.	13,270	123,013

		9,285,594

Utilities - 4.23%
AES Corp.	13,194	164,661
AGL Resources, Inc.	2,418	159,515
ALLETE, Inc.	7,805	504,437
Alliant Energy Corp.	106,888	4,243,454
Ameren Corp.	75,977	4,070,848
American Electric Power Co., Inc.	138,116	9,680,550
American States Water Co.	1,934	84,748
American Water Works Co., Inc.	3,576	302,208
Aqua America, Inc.	3,562	127,021
Artesian Resources Corp.	1,072	36,362
Atlantic Power Corp.	19,262	47,770
Atlantica Yield Plc	9,550	177,439
Atmos Energy Corp.	2,036	165,568

Avangrid, Inc.	1,114	51,311
Avista Corp.	9,961	446,253
Black Hills Corp.	8,125	512,200
California Water Service Group	3,080	107,584
Calpine Corp. (1)	7,135	105,241
CenterPoint Energy, Inc.	8,668	208,032
Chesapeake Utilities Corp.	2,015	133,353
CMS Energy Corp.	5,580	255,899
Connecticut Water Services, Inc.	1,286	72,273
Consolidated Edison, Inc.	6,105	491,086
Consolidated Water Co., Inc.	2,015	26,316
Delta Natural Gas Co, Inc.	891	24,004
DTE Energy Co.	3,585	355,345
Dynegy, Inc. (1)	18,654	321,595
Edison International	142,436	11,063,004
El Paso Electric Co.	6,289	297,281
Empire District Electric Co.	6,845	232,525
Entergy Corp.	3,570	290,419
Eversource Energy	6,358	380,844
FirstEnergy Corp.	86,324	3,013,571
Genie Energy Ltd.	1,835	12,423
Great Plains Energy, Inc.	169,809	5,162,194
Hawaiian Electric Industries, Inc.	2,145	70,335
IDACORP, Inc.	7,907	643,234
ITC Holdings Corp.	1,547	72,431
MDU Resources Group, Inc.	3,904	93,696
MGE Energy, Inc.	62,930	3,556,489
Middlesex Water Co.	349	15,140
National Fuel Gas Co.	1,497	85,149
New Jersey Resources Corp.	12,396	477,866
NiSource, Inc.	6,451	171,081
Northwest Natural Gas Co.	4,226	273,929
NorthWestern Corp.	7,659	483,053
NRG Energy, Inc.	6,315	94,662
NRG Yield, Inc.	5,671	86,313
NRG Yield, Inc.	9,818	153,063
OGE Energy Corp.	4,016	131,524

ONE Gas, Inc.	57,034	3,797,894
Ormat Technologies, Inc.	3,269	143,051
Otter Tail Corp.	5,874	196,720
Pattern Energy Group, Inc.	1,799	41,323
PG&E Corp.	139,496	8,916,584
Piedmont Natural Gas Company, Inc.	1,499	90,120
Pinnacle West Capital Corp.	2,220	179,953
PNM Resources, Inc.	12,615	447,076
Portland General Electric Co.	229,286	10,116,098
PPL Corp.	13,610	513,777
Public Service Enterprise Group, Inc.	10,126	471,973
Questar Corp.	3,558	90,266
SCANA Corp.	2,612	197,624
Sempra Energy	5,007	570,898
SJW Corp.	2,529	99,592
South Jersey Industries, Inc.	12,697	401,479
Southwest Gas Corp.	6,644	522,949
Spire, Inc.	7,049	499,351
Talen Energy Corp. (1)	13,216	179,077
TECO Energy, Inc.	4,706	130,074
TerraForm Global, Inc.	14,387	46,902
TerraForm Power, Inc.	14,080	153,472
UGI Corp.	3,465	156,791
Unitil Corp.	2,191	93,490
Vectren Corp.	1,671	88,012
Vivint Solar, Inc. (1)	3,900	11,973
WEC Energy Group, Inc.	6,343	414,198
Westar Energy, Inc.	2,854	160,081
WGL Holdings, Inc.	7,533	533,261
Xcel Energy, Inc.	10,185	456,084
York Water Co.	186	5,959

		79,461,401

Total Common Stocks (Cost $1,788,951,682)		$1,785,666,470

SHORT-TERM INVESTMENTS - 4.90%

Money Market Funds - 4.90%
Goldman Sachs Financial Square Government Fund - Class I, 0.29% (3)	46,003,990	$46,003,990
JPMorgan U.S. Government Money Market Fund - Class I, 0.30% (3)	46,003,991	46,003,991

Total Short-Term Investments (Cost $92,007,981)		$92,007,981

TOTAL INVESTMENTS IN SECURITIES - 100.05% (Cost $1,880,959,663)		$1,877,674,451
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.05)%		(930,098)

TOTAL NET ASSETS - 100.00%		$1,876,744,353

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(1)	Non-income producing security.
(2)	The price for this security was derived from an estimate of fair market value using methods approved by the Fund’s Board of Trustees. This security represents $400 or 0.00% of the Fund’s net assets and is classified as a Level 3 security.
(3)	Represents annualized seven-day yield as of the close of the reporting period.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

Open Futures Contracts

Number of Contracts Purchased	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation
1	E-Mini S&P 500 Index Futures	Morgan Stanley	Sep. 2016	99,490	104,510	$5,020
1	E-Mini S&P 400 Index Futures	Morgan Stanley	Sep. 2016	149,193	149,300	107

						$5,127

Bridge Builder International Equity Fund

Schedule of Investments

June 30, 2016

	Shares	Value
COMMON STOCKS - 94.78%

Australia - 2.93%
Adelaide Brighton Ltd.	5,906	$24,765
AGL Energy	6,352	92,251
Alumina Ltd.	3,922,776	3,855,976
Amcor Ltd.	11,715	131,719
AMP Ltd.	29,027	113,124
Ansell Ltd.	1,148	15,712
APA Group	9,672	67,272
Aristocrat Leisure Ltd.	7,074	73,591
Asciano Ltd.	5,564	36,916
ASX Ltd.	2,111	72,683
Aurizon Holdings Ltd.	18,344	66,557
AusNet Services	14,559	17,931
Australia & New Zealand Banking Group Ltd.	27,707	504,824
Bank of Queensland Ltd.	4,475	35,703
Bendigo & Adelaide Bank Ltd.	4,363	31,590
BHP Billiton Ltd.	30,524	425,390
BHP Billiton Plc	20,598	260,709
Boral Ltd.	6,259	29,385
Brambles Ltd.	811,331	7,574,915
Caltex Australia Ltd.	2,721	65,603
Challenger Ltd.	4,299	28,086
CIMIC Group Ltd.	858	23,164
Coca-Cola Amatil Ltd.	4,404	27,186
Cochlear Ltd.	184,986	16,878,039
Commonwealth Bank of Australia	16,129	905,325
Computershare Ltd.	4,486	31,020
Crown Resorts Ltd.	3,861	36,724
CSL Ltd.	202,185	17,050,807
Dexus Property Group	8,334	56,552
Domino’s Pizza Enterprises Ltd	470	24,185

DUET Group	26,221	49,180
Flight Centre Travel Group Ltd.	722	17,177
Fortescue Metals Group Ltd.	15,653	41,888
Goodman Group	16,483	88,407
GPT Group	16,503	67,112
Harvey Norman Holdings Ltd.	6,617	23,024
Healthscope Ltd.	7,762	16,703
Iluka Resources Ltd.	5,124	25,261
Incitec Pivot Ltd.	14,842	33,340
Insurance Australia Group Ltd.	24,083	99,205
LendLease Group	5,510	52,340
Macquarie Group Ltd.	3,057	159,131
Magellan Financial Group Ltd.	1,329	22,402
Medibank Private Ltd.	23,943	53,095
Mesoblast Ltd. (1)	589,686	479,224
Mirvac Group	39,885	60,659
National Australia Bank Ltd.	25,779	494,943
Newcrest Mining Ltd. (1)	7,104	123,126
Orica Ltd.	3,305	30,745
Origin Energy Ltd.	17,304	75,604
Platinum Asset Management Ltd.	856	3,718
Qantas Airways Ltd.	5,767	12,216
QBE Insurance Group Ltd.	807,417	6,378,284
Ramsay Health Care Ltd.	1,143	61,774
REA Group Ltd.	408	18,310
Santos Ltd.	17,644	62,456
Scentre Group	49,610	183,754
Seek Ltd.	589,378	6,765,860
Sonic Healthcare Ltd.	3,914	63,474
South32 Ltd. (1)	46,208	54,192
Stockland	22,133	78,473
Suncorp Group Ltd.	12,936	118,622
Sydney Airport	8,120	42,400
Tabcorp Holdings Ltd.	10,010	34,482
Tatts Group Ltd.	13,549	38,990
Telstra Corp Ltd.	39,983	167,119
The Star Entertainment Group	6,617	26,963

TPG Telecom Ltd.	2,256	20,229
Transurban Group	18,525	166,851
Treasury Wine Estates Ltd.	827,326	5,748,992
Vicinity Centres	33,276	83,019
Vocus Communications Ltd. (4)	4,675	30,054
Washington H Soul Pattinson & Co. Ltd.	922	11,718
Wesfarmers Ltd.	10,784	325,212
Westfield Corp.	19,050	153,023
Westpac Banking Corp.	32,290	716,050
Woodside Petroleum Ltd.	7,377	149,586
Woolworths Ltd.	11,722	184,370

		72,270,461

Austria - 0.01%
ams AG	421	11,688
Andritz AG	838	39,736
Erste Group Bank AG	2,500	56,920
EVN AG	179	2,038
IMMOFINANZ AG (1)	7,476	16,037
Mayr Melnhof Karton AG	35	3,796
Oesterreichische Post AG	268	8,655
OMV AG	1,683	47,310
Raiffeisen Bank International AG (1)	1,113	14,060
Strabag SE	363	10,952
UNIQA Insurance Group AG	1,331	7,994
Verbund AG	1,000	14,103
Vienna Insurance Group AG Wiener Versicherung Gruppe	538	10,218
voestalpine AG	809	27,227

		270,734

Belgium - 0.55%
Ackermans	151	18,527
Ageas	1,830	63,610
Anheuser-Busch InBev SA/NV	96,212	12,722,786
Bekaert SA	529	23,043
bpost SA	990	25,343
Cie d’Entreprises CFE	200	18,202
Colruyt SA	534	29,551
Delhaize Group	932	98,452

D’ieteren SA/NV	471	20,465
Elia System Operator SA/NV	356	19,903
Financiere de Tubize SA	192	11,919
Galapagos NV (1)	460	25,278
Groupe Bruxelles Lambert SA	648	53,140
KBC Ancora (1)	426	13,944
KBC Groep NV (1)	2,681	131,854
Proximus	1,399	44,458
Sofina SA	212	28,060
Solvay SA	626	58,474
Telenet Group Holding NV (1)	439	20,074
UCB SA	1,120	84,098
Umicore SA	866	44,733

		13,555,914

Bermuda - 0.24%
Hiscox Ltd.	2,725	37,625
Lazard Ltd.	196,442	5,850,043

		5,887,668

Brazil - 0.83%
Ambev SA - ADR	1,835,760	10,849,342
Kroton Educacional SA	2,253,260	9,518,643

		20,367,985

Canada - 1.87%
Cameco Corp.	957,462	10,503,358
Canadian Pacific Railway Ltd.	102,298	13,174,959
Constellation Software, Inc. (1)	22,806	8,826,370
Lululemon Athletica, Inc. (1)	185,370	13,691,428

		46,196,115

Chile - 0.00% (3)
Antofagasta Plc	3,046	19,047

China - 4.11%
AAC Technologies Holdings, Inc.	6,500	55,569
Alibaba Group Holding Ltd. - ADR (1)	222,206	17,672,043
Baidu, Inc. - ADR (1)	132,271	21,844,556
China Mengniu Dairy Co Ltd.	27,000	47,234
Ctrip.com International Ltd. - ADR (1)	337,484	13,904,341
JD.com, Inc. - ADR (1)	200,894	4,264,980

Lenovo Group Ltd.	13,436,000	8,166,861
Minth Group Ltd	8,000	25,912
Semiconductor Manufacturing International Corp. (1)	351,000	28,273
Shandong Weigao Group Medical Polymer Co. Ltd.	4,998,373	2,864,165
Tencent Holdings Ltd.	1,221,956	28,031,271
Tingyi Cayman Islands Holding Corp.	28,000	26,588
Tsingtao Brewery Co. Ltd.	1,257,000	4,370,149
Want Want China Holdings Ltd.	68,000	48,139
Yangzijiang Shipbuilding Holdings Ltd.	42,800	28,706

		101,378,787

Curacao - 0.00% (3)
HAL Trust	174	33,090

Denmark - 3.41%
A.P. Moller-Maersk A/S - Class A	38	47,894
A.P. Moller-Maersk A/S - Class B	41	53,552
Carlsberg A/S	110,598	10,551,933
CHR Hansen Holding A/S	155,989	10,244,627
Coloplast A/S	155,226	11,619,383
Danske Bank A/S	7,433	195,640
Dfds A/S	527	23,132
DSV A/S	1,777	74,720
FLSmidth & Co. A/S	724	25,853
Genmab A/S (1)	579	105,579
GN Store Nord A/S	1,694	30,601
H Lundbeck A/S (1)	604	22,642
ISS A/S	2,016	75,823
Jyske Bank A/S	512	19,437
Novo Nordisk A/S - ADR	276,782	14,885,336
Novo Nordisk A/S - Class B	335,161	18,049,391
Novozymes A/S	368,593	17,700,163
Pandora A/S	1,053	143,418
Rockwool International A/S	72	13,028
TDC A/S	8,492	41,615
Topdanmark A/S (1)	723	17,231
Tryg A/S	907	16,239
Vestas Wind Systems A/S	2,083	141,580
William Demant Holding A/S (1)	850	16,546

		84,115,363

Finland - 0.99%
Amer Sports Corp.	970	26,612
Cargotec OYJ	378	15,406
Elisa OYJ	1,392	53,485
Fortum OYJ	4,344	69,793
Huhtamaki OYJ	845	35,068
Kesko OYJ - Class A	322	12,706
Kesko OYJ - Class B	641	27,221
Kone OYJ	170,261	7,857,638
Metso OYJ	667	15,681
Neste OYJ	1,019	36,540
Nokia OYJ	2,753,846	15,684,435
Nokian Renkaat OYJ	975	34,946
Orion OYJ - Class A	396	14,930
Orion OYJ - Class B	991	38,481
Outokumpu OYJ (1)	3,749	15,760
Sampo OYJ	4,509	184,402
Stora Enso OYJ	5,682	45,695
UPM-Kymmene OYJ	5,231	96,098
Wartsila OYJ Abp	1,239	50,553

		24,315,450

France - 5.23%
Accor SA	278,917	10,687,070
Aeroports de Paris	270	29,584
Air France-KLM (1)	2,486	15,689
Air Liquide SA	3,293	343,072
Airbus Group SE	5,397	309,357
Alstom (1)	1,125	25,975
Altran Technologies SA	1,683	22,295
Amundi (Acquired 12/18/2015, $14,450) (2)	299	12,424
Arkema SA	670	51,224
Atos SE	801	66,042
AXA SA	18,454	364,885
BioMerieux	127	17,208
BNP Paribas SA	245,285	10,757,149
Bollore SA	7,819	26,323

Bouygues SA	1,903	54,518
Bureau Veritas SA	2,445	51,333
Capgemini SA	1,651	142,470
Carrefour SA	5,678	139,655
Casino Guichard Perrachon SA	483	26,811
Christian Dior SE	480	76,892
Cie de Saint-Gobain	227,761	8,633,454
CNP Assurances	1,479	21,821
Credit Agricole SA	10,448	87,836
Criteo SA - ADR (1)	554	25,440
Danone SA	130,612	9,140,611
Dassault Aviation SA	22	21,800
Dassault Systemes	1,129	85,122
Edenred	2,115	43,307
Eiffage SA	364	25,877
Electricite de France SA	2,887	35,006
Elior (Acquired 07/29/2015, $12,737) (2)	640	13,887
Engie	14,255	228,889
Essilor International SA	85,262	11,205,956
Euler Hermes Group	137	11,377
Eurazeo SA	489	29,010
Eutelsat Communications SA	1,373	25,916
Faurecia	616	19,557
Financiere de L’Odet	13	10,456
Fonciere Des Regions	282	24,925
Gecina SA	318	43,073
Groupe Eurotunnel SE	5,315	56,141
Havas SA	1,496	11,538
Hermes International	20,668	7,704,614
ICADE	375	26,351
Iliad SA	237	47,842
Imerys SA	238	15,186
Ingenico Group	505	58,532
Ipsen SA	255	15,624
JCDecaux SA	705	23,770
Kering	759	122,186
Klepierre	2,024	89,310

Korian SA	517	16,705
Legrand SA	101,611	5,201,626
L’Oreal SA	2,261	432,878
LVMH Moet Hennessy Louis Vuitton SE	59,481	8,965,892
Mercialys SA	485	10,326
Metropole Television SA	777	12,918
Natixis SA	7,929	29,836
Nexity SA	462	23,371
Numericable-SFR SAS	791	19,767
Orange SA	17,605	286,267
Orpea	499	40,917
Pernod Ricard SA	2,136	236,491
Peugeot SA (1)	4,123	49,419
Plastic Omnium SA	678	18,954
Publicis Groupe SA	1,740	116,411
Remy Cointreau SA	206	17,733
Renault SA	1,600	120,797
Rexel SA	2,941	36,976
Safran SA	108,718	7,321,298
Sanofi	338,821	28,150,295
Sartorius Stedim Biotech	198	13,352
Schneider Electric SE	5,307	309,615
SCOR SE	1,549	45,796
SEB SA	234	28,215
Societe BIC SA	231	32,547
Societe Generale SA	6,889	215,530
Sodexo SA	849	90,953
Sopra Steria Group	192	19,790
SPIE SA	563	10,008
Suez Environnement Co.	3,789	59,099
Technicolor SA	3,623	22,436
Technip SA	1,046	56,615
Teleperformance	485	41,313
Television Francaise 1	666	7,053
Thales SA	986	81,882
Total S.A.	307,762	14,759,106
UBISOFT Entertainment (1)	652	23,753

Unibail-Rodamco SE	941	243,432
Valeo SA	2,139	94,959
Veolia Environnement SA	4,313	93,138
Vicat	22	1,239
Vinci SA	4,350	306,967
Vivendi SA	11,525	215,619
Wendel SA	291	30,085
Worldline SA (Acquired 06/08/2016, $11,580) (1)(2)	380	11,053
Zodiac Aerospace	1,983	46,261

		129,093,083

Germany - 5.88%
Adidas AG	86,000	12,345,289
Allianz SE	52,488	7,487,837
Aurubis AG	630	28,648
Axel Springer SE	423	22,209
BASF SE	8,723	668,872
Bayer AG	136,937	13,753,314
Bayer Motoren Werke AG	3,123	227,278
Bayer Motoren Werke AG - Preference	445	28,367
Beiersdorf AG	43,740	4,141,083
Bilfinger SE (1)	226	6,624
Brenntag AG	185,918	9,006,271
Commerzbank AG	1,392,529	9,068,680
Continental AG	970	183,551
Covestro AG (Acquired 12/18/2015, $29,713) (2)	800	35,632
CTS Eventim AG & Co. KGaA	365	11,158
Daimler AG	126,390	7,563,000
Deutsche Bank AG (1)	12,656	174,946
Deutsche Boerse AG	1,731	142,211
Deutsche Lufthansa AG	1,528	17,966
Deutsche Post AG	9,279	261,414
Deutsche Telekom AG	470,689	8,026,352
Deutsche Wohnen AG	3,044	103,643
Duerr AG	141	10,706
E.ON SE	1,291,882	13,041,370
Evonik Industries AG	1,170	34,876
Fielmann AG	200	14,628

Fraport AG Frankfurt Airport Services Worldwide	235	12,582
Freenet AG	1,091	28,097
Fresenius Medical Care AG & Co. KGaA	178,111	15,514,681
Fresenius SE & Co. KGaA	3,663	269,149
FUCHS PETROLUB SE	308	11,081
FUCHS PETROLUB SE - Preferred	604	23,762
GEA Group AG	1,813	85,576
GRENKE AG	129	22,529
Hannover Rueck SE	635	66,534
HeidelbergCement AG	1,278	96,275
Hella KGaA Hueck & Co.	66	2,118
Henkel AG & Co. KGaA	1,189	128,612
Henkel AG & Co. KGaA - Preference	1,657	202,504
HOCHTIEF AG	155	20,012
HUGO BOSS AG	655	37,238
Infineon Technologies AG	1,049,158	15,188,109
Jungheinrich AG	450	13,544
K&S AG	1,800	36,850
KION Group AG	367	17,788
Krones AG	117	12,359
KUKA AG	252	29,890
LANXESS AG	745	32,686
LEG Immobilien AG	545	50,995
Linde AG	1,807	251,782
MAN SE	324	33,067
Merck KGaA	1,290	131,120
METRO AG	1,588	48,841
MTU Aero Engines AG	540	50,451
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,477	247,687
Nordex SE (1)	804	22,822
OSRAM Licht AG	877	45,566
Porsche Automobil Holding SE	1,330	61,475
ProSiebenSat.1 Media SE	1,905	83,329
Rational AG	29	13,421
Rheinmetall AG	452	26,885
RHOEN-KLINIKUM AG	801	23,447
RWE AG (1)	350,980	5,589,452

Salzgitter AG	464	12,268
SAP SE	161,062	12,096,640
Sartorius AG	296	21,872
Schaeffler AG	611	8,070
Scout24 AG (Acquired 06/08/2016, $12,381) (1)(2)	286	10,631
Siemens AG	7,391	758,477
Software AG	751	25,536
STADA Arzneimittel AG	786	40,736
Stroeer SE & Co KGaA	460	21,160
Suedzucker AG	1,169	25,748
Symrise AG	1,026	69,985
Talanx AG	381	11,347
Telefonica Deutschland Holding AG	3,646	15,018
ThyssenKrupp AG	3,227	64,864
United Internet AG	1,050	43,648
Volkswagen AG	260	34,467
Vonovia SE	4,272	155,988
Wacker Chemie AG	146	12,786
Wirecard AG	1,072	47,216
Zalando SE (Acquired 07/15/2015 through 06/08/2016, $8,076,151) (1)(2)	246,359	6,520,270

		144,934,968

Hong Kong - 2.70%
1st Pacific Co.	16,000	11,616
AIA Group Ltd.	114,400	687,970
ASM Pacific Technology Ltd.	3,200	23,009
Bank Of East Asia Ltd.	11,200	43,313
BOC Hong Kong Holdings Ltd.	36,500	109,987
Brightoil Petroleum Holdings Ltd.	54,000	15,867
Cathay Pacific Airways Ltd.	8,000	11,736
Champion REIT	21,000	11,896
Cheung Kong Infrastructure Holdings Ltd.	6,000	51,732
Cheung Kong Property Holdings Ltd.	28,000	176,418
China Mobile Ltd.	642,500	7,423,583
Chinese Estates Holdings Ltd.	5,000	10,625
CK Hutchison Holdings Ltd.	1,317,500	14,493,108
CLP Holdings Ltd.	14,500	148,120
Dah Sing Banking Group Ltd	6,400	11,898

Dairy Farm International Holdings Ltd.	3,300	22,277
Galaxy Entertainment Group Ltd.	4,789,000	14,328,784
Guoco Group Ltd.	3,000	31,772
GUOTAI JUNAN International	50,000	17,187
Haitong International Securities	18,000	10,930
Hang Lung Group Ltd.	6,000	18,077
Hang Lung Properties Ltd.	20,000	40,406
Hang Seng Bank Ltd.	6,600	113,209
Henderson Land Development Co. Ltd.	9,900	55,923
HK Electric Investments & HK Electric Investments Ltd. (Acquired 07/24/2015, 13,939) (2)	20,000	18,662
Hong Kong & China Gas Co. Ltd.	76,100	139,051
Hong Kong Exchanges and Clearing Ltd.	11,300	275,331
Hongkong & Shanghai Hotels Ltd/The	11,500	11,677
Hongkong Land Holdings Ltd.	10,700	65,487
Hopewell Holdings Ltd.	3,500	11,129
Hysan Development Co. Ltd.	6,000	26,757
Jardine Matheson Holdings Ltd.	196,800	11,505,660
Jardine Strategic Holdings Ltd.	2,200	66,594
Johnson Electric Holdings	3,500	7,833
Kingston Financial Group Ltd. (1)	26,000	11,781
Li & Fung Ltd.	54,000	26,184
Lifestyle International Holdings Ltd.	7,500	12,605
Link Real Estate Investment Trust	23,000	157,279
Melco Crown Entertainment Ltd. - ADR	2,046	25,739
Melco International Development Ltd.	11,000	10,318
MTR Corp. Ltd.	12,000	60,879
New World Development Co. Ltd.	61,000	62,120
NWS Holdings Ltd.	16,000	25,326
PAX Global Technology Ltd.	2,813,000	2,476,214
PCCW Ltd.	46,000	30,910
Power Assets Holdings Ltd.	13,500	124,126
Shangri-La Asia Ltd.	24,000	24,096
Sino Land Co. Ltd.	28,000	46,102
SJM Holdings Ltd.	14,000	8,572
Sun Art Retail Group Ltd.	38,000	26,721
Sun Hung Kai Properties Ltd.	17,000	205,171
Swire Pacific Ltd. - Class A	1,144,500	12,934,263

Swire Pacific Ltd. - Class B	7,500	14,865
Swire Properties Ltd.	10,400	27,710
Techtronic Industries Co. Ltd.	11,500	48,024
Value Partners Group Ltd.	11,000	10,186
VTech Holdings Ltd.	2,000	21,085
WH Group Ltd. (Acquired 07/21/2015 through 07/23/2015, $30,792) (2)	43,500	34,452
Wharf Holdings Ltd.	13,000	79,333
Wheelock & Co. Ltd.	8,000	37,581
Xinyi Automobile Glass Hong Kong Enterprises Ltd. (1)(4)	2,000	161
Xinyi Glass Holdings Ltd.	16,000	11,835
Yue Yuen Industrial Holdings Ltd.	6,500	25,762

		66,577,024

India - 0.86%
HDFC Bank Ltd. - ADR	171,492	11,378,494
Mahindra & Mahindra Ltd. - GDR	455,770	9,708,286

		21,086,780

Indonesia - 0.49%
Bank Mandiri Persero Tbk PT	16,713,800	12,095,027

Ireland - 2.28%
Accenture Plc	62,333	7,061,705
AerCap Holdings NV (1)	1,817	61,033
Bank Of Ireland (1)	226,729	46,740
CRH Plc	8,037	234,202
DCC Plc	849	74,712
Experian Plc	596,392	11,314,846
Glanbia Plc	1,441	27,127
ICON Plc (1)	140,612	9,844,246
James Hardie Industries Plc	4,087	63,297
Jazz Pharmaceuticals Plc (1)	541	76,449
Kerry Group Plc	1,294	114,764
Kingspan Group Plc	1,249	27,029
Medtronic Plc	155,510	13,493,603
Paddy Power Plc	680	71,466
Perrigo Co. Plc	71,040	6,441,197
Ryanair Holdings Plc - ADR	103,763	7,215,679
Smurfit Kappa Group Plc	2,500	55,046

		56,223,141

Isle of Man - 0.00% (3)
Paysafe Group Plc (1)	4,391	22,902
Playtech Plc	2,147	22,841

		45,743

Israel - 0.04%
Azrieli Group	323	13,735
Bank Hapoalim BM	8,105	40,832
Bank Leumi Le-Israel BM (1)	12,021	42,208
Bezeq The Israeli telecommunication Corp Ltd.	23,888	47,320
Check Point Software Technologies Ltd. (1)	1,269	101,114
Delek Group Ltd.	43	8,371
Elbit Systems Ltd.	171	15,485
Frutarom Industries Ltd.	521	24,053
Israel Chemicals Ltd.	4,562	17,774
Mizrahi Tefahot Bank Ltd.	1,386	15,982
Mobileye NV (1)	1,748	80,653
NICE-Systems Ltd.	395	25,135
Taro Pharmaceutical Industries Ltd. (1)	140	20,384
Teva Pharmaceutical Industries Ltd.	9,641	487,933

		940,979

Italy - 0.55%
A2A SpA	13,647	17,895
Assicurazioni Generali SpA	11,733	138,361
Atlantia SpA	5,060	126,424
Autogrill SpA	1,039	8,400
Azimut Holding SpA	787	12,841
Banca Generali SpA	440	8,819
Banca Mediolanum	2,784	19,108
Banca Monte Dei Paschi di Siena SpA (1)	21,068	8,977
Banca Popolare dell’Emilia Romagna SC	5,137	18,860
Banca Popolare di Milano Scarl	37,362	15,359
Banco Popolare SC	8,012	19,223
Brembo SpA	411	22,640
Buzzi Unicem SpA	831	14,563
Buzzi Unicem SpA - Savings Share	2,718	27,244
Credito Emiliano SpA	1,569	9,521
Davide Campari-Milano SpA	2,855	28,261

De’ Longhi	333	7,935
Enel SpA	72,807	323,224
Eni SpA	706,169	11,374,435
EXOR SpA	1,270	46,883
Ferrari NV	500	20,465
Ferrari NV	1,073	44,049
FinecoBank Banca Fineco SpA	1,363	8,902
Hera SpA	7,611	20,773
Infrastrutture Wireless Italiane SpA (Acquired 12/18/2015, $10,670) (2)	1,954	8,629
Intesa Sanpaolo SpA	149,113	284,019
Intesa Sanpaolo SpA - Savings Share	8,341	14,932
Italcementi SpA (1)	2,026	23,748
Luxottica Group SpA	1,431	69,744
Mediaset SpA	4,789	16,747
Mediobanca SpA	6,888	39,687
Moncler SpA	1,304	20,587
Parmalat SpA	2,843	7,389
Poste Italiane SpA (Acquired 12/18/2015 through 06/20/2016, $45,192) (2)	5,837	38,757
Prada SpA	2,900	8,981
Prysmian SpA	1,805	39,618
Recordati SpA	800	24,064
Saipem SpA (1)	53,038	21,206
Salvatore Ferragamo SpA	557	11,354
Snam SpA	24,605	147,100
Telecom Italia SpA (1)	102,463	84,154
Telecom Italia SpA - Savings Share	47,720	30,702
Terna Rete Elettrica Nazionale SpA	12,409	69,058
Tod’s SpA	230	12,330
UniCredit SpA	46,878	103,097
Unione di Banche Italiane SCpA	7,853	21,687
Unipol Gruppo Finanziario SpA	4,527	10,660
UnipolSai SpA	9,559	14,426
Yoox Net-A-Porter Group SpA (1)	897	20,818

		13,486,656

Japan - 18.38%
ABC-Mart, Inc.	400	26,845
Acom Co. Ltd.	6,400	31,005

Activia Properties, Inc.	5	26,427
Advance Residence Investment Corp.	13	34,839
Advantest Corp.	1,400	15,618
Aeon Co. Ltd.	6,300	97,817
Aeon Financial Service Co. Ltd.	600	12,992
Aeon Mall Co. Ltd.	500	6,542
Air Water, Inc.	1,000	14,714
Aisin Seiki Co.	1,800	73,320
Ajinomoto Co., Inc.	4,000	94,244
Alfresa Holdings Corp.	1,500	31,338
Alps Electric Co.	1,600	30,397
Amada Holdings Co.	3,500	35,532
ANA Holdings, Inc.	10,000	28,496
Aozora Bank	11,000	38,159
Asahi Glass Co. Ltd.	10,000	54,269
Asahi Group Holdings Ltd.	259,300	8,384,415
Asahi Intecc Co. Ltd.	500	24,433
Asahi Kasei Corp.	11,000	76,549
Asics Corp.	1,800	30,411
Astellas Pharma, Inc.	17,200	269,736
Bandai Namco Holdings	1,800	46,452
Bank of Kyoto Ltd.	2,000	12,267
Benesse Holdings, Inc.	500	11,738
Bridgestone Corp.	6,700	215,318
Brother Industries Ltd.	1,600	17,162
Calbee, Inc.	700	29,285
Canon, Inc.	331,900	9,475,814
Casio Computer Co. Ltd.	2,200	31,680
Central Japan Railway Co.	1,500	266,795
Century Tokyo Leasing Corp.	400	12,945
Chiba Bank Ltd.	6,000	28,355
Chiyoda Corp	2,000	13,226
Chubu Electric Power Co., Inc.	6,000	85,386
Chugai Pharmaceutical Co. Ltd.	2,000	71,276
Chugoku Bank Ltd.	1,900	19,386
Chugoku Electric Power Co., Inc.	3,500	44,496
Citizen Holdings Co. Ltd.	1,900	9,248

Coca-Cola West Co. Ltd.	900	25,453
Concordia Financial Group Ltd	11,000	42,481
Cosmos Pharmaceutical Corp.	100	20,149
Credit Saison Co. Ltd.	1,600	26,878
CyberAgent, Inc.	400	24,212
CYBERDYNE, Inc.	800	18,032
Dai Nippon Printing Co. Ltd.	4,000	44,580
Daicel Corp.	2,200	22,797
Daihatsu Motor Co. Ltd.	1,100	14,329
Dai-ichi Life Insurance Co. Ltd.	9,300	104,108
Daiichi Sankyo Co. Ltd.	5,500	133,623
Daikin Industries Ltd.	2,200	184,898
Daito Trust Construction Co. Ltd.	50,100	8,134,355
Daiwa House Industry Co. Ltd.	4,900	143,898
Daiwa Office Investment Corp.	4	23,687
Daiwa Securities Group, Inc.	14,000	73,757
DeNA Co. Ltd.	1,300	30,412
Denso Corp.	161,400	5,678,912
Dentsu, Inc.	2,200	103,127
Disco Corp.	300	27,132
Don Quijote Holdings Co. Ltd.	1,000	37,163
East Japan Railway Co.	205,600	19,053,637
Eisai Co. Ltd.	2,100	117,256
Electric Power Development Co. Ltd.	1,100	25,628
Ezaki Glico Co. Ltd.	600	35,100
FamilyMart Co. Ltd.	500	30,471
FANUC Corp.	1,800	292,812
Fast Retailing Co. Ltd.	500	134,240
Fuji Electric Co. Ltd.	7,000	29,145
Fuji Heavy Industries Ltd.	5,300	182,179
FUJIFILM Holdings Corp.	3,800	147,442
Fujitsu Ltd.	16,000	58,837
Fukuoka Financial Group, Inc.	5,000	16,486
GLP J-Reit	20	25,245
GungHo Online Entertainment, Inc.	6,300	17,071
Gunma Bank Ltd.	2,000	7,263
Hachijuni Bank Ltd.	3,000	13,066

Hakuhodo DY Holdings, Inc.	2,700	32,362
Hamamatsu Photonics KK	1,400	39,283
Hankyu Hanshin Holdings, Inc.	11,000	82,022
Haseko Corp.	2,000	20,136
Hikari Tsushin, Inc.	200	16,755
Hino Motors Ltd.	1,900	18,924
Hirose Electric Co. Ltd.	300	36,890
Hiroshima Bank Ltd.	3,000	10,024
Hisamitsu Pharmaceutical Co., Inc.	500	28,831
Hitachi Capital Corp.	500	9,923
Hitachi Chemical Co. Ltd.	700	13,073
Hitachi Construction Machinery Co. Ltd.	800	11,677
Hitachi High-Technologies Corp.	600	16,421
Hitachi Ltd.	46,000	192,733
Hitachi Metals Ltd.	2,000	20,318
Hokuriku Electric Power Co.	2,000	24,782
Honda Motor Co. Ltd.	467,800	11,734,887
Hoshizaki Electric Co. Ltd.	500	48,947
Hoya Corp.	3,600	128,578
Hulic Co. Ltd.	2,600	27,398
Ibiden Co. Ltd.	800	9,045
Idemitsu Kosan Co. Ltd.	700	15,197
IHI Corp.	13,000	35,041
Iida Group Holdings Co. Ltd.	1,400	28,671
Inpex Corp.	8,700	68,039
Isetan Mitsukoshi Holdings Ltd.	3,200	28,483
Isuzu Motors Ltd.	5,700	70,207
Ito En Ltd	600	23,243
ITOCHU Corp.	12,500	152,915
Itochu Techno-Solutions Corp.	600	12,926
Iyo Bank Ltd.	1,500	9,187
Izumi Co Ltd.	300	11,687
J Front Retailing Co. Ltd.	1,500	15,553
Japan Airport Terminal Co. Ltd.	200	7,256
Japan Exchange Group, Inc.	589,900	6,791,799
Japan Hotel REIT Investment Corp.	27	22,768
Japan Post Bank Co.	4,200	49,386

Japan Post Holdings Co.	4,900	59,610
Japan Post Insurance Co., Ltd.	500	10,268
Japan Prime Realty Investment Corp.	6	25,747
Japan Real Estate Investment Corp.	13	80,295
Japan Retail Fund Investment Corp.	22	56,176
Japan Tobacco, Inc.	751,300	30,279,046
JFE Holdings, Inc.	4,800	62,617
JGC Corp.	2,000	28,631
Joyo Bank Ltd.	5,000	18,692
JSR Corp.	1,500	19,865
JTEKT Corp.	1,200	13,601
JX Holdings, Inc.	20,300	79,237
Kajima Corp.	8,000	55,574
Kakaku.com, Inc.	401,200	7,971,718
Kaken Pharmaceutical Co. Ltd.	500	32,781
Kamigumi Co. Ltd.	1,000	9,243
Kaneka Corp.	2,000	13,344
Kansai Electric Power Co., Inc.	6,100	59,409
Kansai Paint Co. Ltd.	2,000	40,379
Kao Corp.	318,400	18,544,303
Kawasaki Heavy Industries Ltd.	12,000	33,836
KDDI Corp.	15,700	477,433
Keihan Electric Railway Co. Ltd.	5,000	34,647
Keikyu Corp.	5,000	50,315
Keio Corp.	4,000	37,731
Keisei Electric Railway Co. Ltd.	2,000	25,780
Kewpie Corp.	1,000	31,897
Keyence Corp.	18,557	12,661,971
Kikkoman Corp.	1,000	36,900
Kintetsu Group Holdings Co. Ltd.	16,000	68,471
Kirin Holdings Co. Ltd.	7,700	129,869
Kobayashi Pharmaceutical Co. Ltd.	800	35,526
Kobe Steel Ltd.	19,000	15,616
Koito Manufacturing Co. Ltd.	900	41,440
Komatsu Ltd.	8,100	140,711
Konami Holdings Corp.	1,000	38,150
Konica Minolta, Inc.	3,200	23,311

Kose Corp.	200	16,948
Kubota Corp.	8,900	120,375
Kuraray Co. Ltd.	2,300	27,442
Kurita Water Industries Ltd.	600	13,375
Kyocera Corp.	3,300	157,023
Kyowa Hakko Kirin Co. Ltd.	2,000	34,112
Kyushu Electric Power Co., Inc.	4,000	40,118
Lawson, Inc.	600	47,901
Lion Corp.	2,000	32,999
LIXIL Group Corp.	1,600	26,275
M3, Inc.	1,700	59,330
Mabuchi Motor Co. Ltd.	400	16,942
Makita Corp.	1,100	73,037
Marubeni Corp.	12,500	56,472
Marui Group Co. Ltd.	2,400	32,309
Maruichi Steel Tube Ltd.	700	24,465
Matsumotokiyoshi Holdings Co. Ltd.	500	24,444
Mazda Motor Corp.	4,700	62,196
McDonald’s Holdings Co. Japan Ltd.	1,000	27,163
Medipal Holdings Corp.	1,600	26,305
MEIJI Holdings Co. Ltd.	900	92,480
Minebea Co Ltd.	3,600	24,458
MISUMI Group, Inc.	2,600	46,942
Mitsubishi Chemical Holdings Corp.	9,800	44,923
Mitsubishi Corp.	686,100	12,080,392
Mitsubishi Electric Corp.	379,000	4,524,637
Mitsubishi Estate Co. Ltd.	11,000	201,771
Mitsubishi Gas Chemical Co., Inc.	2,000	10,434
Mitsubishi Heavy Industries Ltd.	27,000	108,573
Mitsubishi Logistics Corp.	1,000	13,990
Mitsubishi Materials Corp.	8,000	19,155
Mitsubishi Motors Corp.	5,600	25,851
Mitsubishi Tanabe Pharma Corp.	2,000	36,136
Mitsubishi UFJ Financial Group, Inc.	122,300	548,253
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,500	9,606
Mitsui & Co. Ltd.	15,700	187,414
Mitsui Chemicals, Inc.	8,000	29,398

Mitsui Fudosan Co. Ltd.	8,000	183,606
Mitsui OSK Lines Ltd.	8,000	17,012
Mixi, Inc.	500	20,673
Mizuho Financial Group, Inc.	225,500	324,508
MonotaRO Co. Ltd.	800	26,449
MS&AD Insurance Group Holdings, Inc.	474,000	12,281,399
Murata Manufacturing Co. Ltd.	1,600	179,383
Nabtesco Corp.	1,200	28,632
Nagoya Railroad Co. Ltd.	7,000	39,441
Nankai Electric Railway Co. Ltd.	4,000	22,555
NEC Corp.	25,000	58,247
Nexon Co. Ltd.	1,600	23,680
NGK Insulators Ltd.	2,000	40,435
NGK Spark Plug Co. Ltd.	1,700	25,661
NH Foods Ltd.	2,000	48,988
NHK Spring Co. Ltd.	1,200	9,739
Nidec Corp.	1,900	144,634
Nifco Inc/Japan	500	26,216
Nikon Corp.	2,800	37,911
Nintendo Co. Ltd.	1,000	143,699
Nippon Building Fund, Inc.	14	86,241
Nippon Electric Glass Co. Ltd.	2,000	8,349
Nippon Express Co. Ltd.	8,000	36,558
Nippon Paint Holdings Co. Ltd.	1,400	34,610
Nippon Prologis Real Estate Investment Trust, Inc.	13	31,759
Nippon Shinyaku Co Ltd	500	26,218
Nippon Shokubai Co. Ltd.	200	11,503
Nippon Steel & Sumitomo Metal Corp.	6,500	125,838
Nippon Telegraph & Telephone Corp.	399,800	18,748,587
Nippon Yusen KK	17,000	29,907
Nissan Chemical Industries Ltd.	1,300	37,930
Nissan Motor Co. Ltd.	20,800	185,626
Nisshin Seifun Group, Inc.	2,000	32,150
Nissin Foods Holdings Co. Ltd.	600	32,767
Nitori Holdings Co. Ltd.	700	84,899
Nitto Denko Corp.	1,400	88,808
NOK Corp.	1,300	22,107

Nomura Holdings, Inc.	3,074,300	10,933,930
Nomura Real Estate Holdings, Inc.	1,500	26,211
Nomura Real Estate Master Fund, Inc.	26	41,101
Nomura Research Institute Ltd.	1,380	50,612
NSK Ltd.	3,200	23,424
NTN Corp.	2,000	5,397
NTT Data Corp.	1,400	66,120
NTT DOCOMO, Inc.	213,500	5,757,785
NTT Urban Development Corp.	1,600	17,201
Obayashi Corp.	5,600	59,623
Obic Co. Ltd.	600	33,028
Odakyu Electric Railway Co. Ltd.	6,000	70,356
Oji Holdings Corp.	7,000	26,873
Olympus Corp.	237,600	8,872,364
Omron Corp.	428,000	13,970,251
Ono Pharmaceutical Co. Ltd.	3,700	161,176
Oracle Corp Japan	200	10,665
Oriental Land Co. Ltd.	1,600	103,599
ORIX Corp.	11,900	153,992
Orix JREIT, Inc.	21	36,166
Osaka Gas Co. Ltd.	18,000	69,201
Otsuka Corp.	400	18,705
Otsuka Holdings Co. Ltd.	3,600	165,898
Panasonic Corp.	1,888,700	16,249,507
Park24 Co. Ltd.	1,100	37,801
PeptiDream, Inc.	400	23,924
Pigeon Corp.	337,700	10,095,360
Pola Orbis Holdings, Inc.	200	18,822
Rakuten, Inc.	851,500	9,241,617
Recruit Holdings Co. Ltd.	2,300	84,028
Renesas Electronics Corp.	1,700	9,723
Resona Holdings, Inc.	19,900	72,733
Ricoh Co. Ltd.	6,800	58,946
Rinnai Corp.	300	26,509
Rohm Co. Ltd.	800	31,576
Ryohin Keikaku Co. Ltd.	200	48,740
Sankyo Co. Ltd.	300	11,248

Santen Pharmaceutical Co. Ltd.	3,400	53,438
Sawai Pharmaceutical Co. Ltd.	300	23,256
SBI Holdings, Inc.	1,900	18,920
SCSK Corp.	700	26,222
Secom Co. Ltd.	1,700	125,686
Sega Sammy Holdings, Inc.	1,500	16,155
Seibu Holdings, Inc.	2,600	44,037
Seiko Epson Corp.	3,000	48,095
Sekisui Chemical Co. Ltd.	3,100	38,194
Sekisui House Ltd.	771,400	13,508,822
Seven & i Holdings Co. Ltd.	7,100	297,690
Seven Bank Ltd.	5,200	16,140
Sharp Corp.	7,000	7,580
Shikoku Electric Power Co., Inc.	1,400	16,584
Shimadzu Corp.	2,000	30,067
Shimamura Co. Ltd.	300	44,636
Shimano, Inc.	93,000	14,219,474
Shimizu Corp.	6,000	56,214
Shin-Etsu Chemical Co. Ltd.	3,500	205,060
Shinsei Bank Ltd.	20,000	29,140
Shionogi & Co. Ltd.	2,600	142,132
Shiseido Co. Ltd.	409,800	10,678,471
Shizuoka Bank Ltd.	4,000	28,170
Showa Shell Sekiyu KK	1,500	14,000
SMC Corp.	22,000	5,412,576
SoftBank Group Corp.	8,200	463,727
Sohgo Security Services Co. Ltd.	800	39,548
Sojitz Corp.	10,800	25,591
Sompo Japan Nipponkoa Holdings, Inc.	3,100	82,498
Sony Corp.	12,000	353,544
Sony Financial Holdings, Inc.	1,100	12,438
Sosei Group Corp.	200	37,248
Sotetsu Holdings, Inc.	4,000	22,465
Square Enix Holdings Co. Ltd.	700	22,724
Stanley Electric Co. Ltd.	1,300	27,763
Start Today Co. Ltd.	500	26,429
Sugi Holdings Co. Ltd.	81,700	4,555,420

Sumco Corp.	900	5,766
Sumitomo Chemical Co. Ltd.	12,000	49,513
Sumitomo Corp.	9,900	99,791
Sumitomo Dainippon Pharma Co. Ltd.	1,100	19,066
Sumitomo Electric Industries Ltd.	968,300	12,815,880
Sumitomo Heavy Industries Ltd.	5,000	21,964
Sumitomo Metal Mining Co. Ltd.	5,000	50,862
Sumitomo Mitsui Financial Group, Inc.	520,400	15,026,581
Sumitomo Mitsui Trust Holdings, Inc.	5,158,000	16,783,167
Sumitomo Realty & Development Co. Ltd.	4,000	108,469
Sumitomo Rubber Industries Ltd.	1,400	18,743
Sundrug Co. Ltd.	400	37,558
Suntory Beverage & Food Ltd.	1,400	63,352
Suruga Bank Ltd.	320,900	7,252,069
Suzuken Co. Ltd.	700	22,033
Suzuki Motor Corp.	3,700	100,188
Sysmex Corp.	133,655	9,203,280
T&D Holdings, Inc.	4,800	40,762
Taiheiyo Cement Corp.	11,000	26,054
Taisei Corp.	11,000	90,384
Taisho Pharmaceutical Holdings Co. Ltd.	400	42,092
Taiyo Nippon Sanso Corp.	2,800	25,735
Takashimaya Co. Ltd.	1,424,000	10,199,464
Takeda Pharmaceutical Co. Ltd.	291,600	12,576,180
TDK Corp.	1,000	55,976
Teijin Ltd.	7,000	23,195
Temp Holdings Co. Ltd.	1,500	25,989
Terumo Corp.	2,700	115,223
THK Co. Ltd.	377,500	6,434,267
Tobu Railway Co. Ltd.	8,000	43,908
Toho Co. Ltd.	1,000	27,691
Toho Gas Co. Ltd.	4,000	32,731
Tohoku Electric Power Co., Inc.	4,300	54,268
Tokio Marine Holdings, Inc.	285,400	9,501,276
Tokyo Electric Power Co., Inc.	13,000	55,056
Tokyo Electron Ltd.	1,500	126,763
Tokyo Gas Co. Ltd.	19,000	78,446

Tokyo Tatemono Co. Ltd.	1,300	15,590
Tokyu Corp.	9,000	79,017
Tokyu Fudosan Holdings Corp.	5,500	34,312
TonenGeneral Sekiyu KK	3,000	27,329
Toppan Printing Co. Ltd.	4,000	34,395
Toray Industries, Inc.	12,000	102,395
Toshiba Corp.	33,000	89,892
Tosoh Corp.	6,000	27,676
TOTO Ltd.	1,400	55,943
Toyo Seikan Group Holdings Ltd.	1,300	24,840
Toyo Suisan Kaisha Ltd.	800	32,450
Toyoda Gosei Co Ltd.	600	10,686
Toyota Boshoku Corp.	800	16,700
Toyota Industries Corp.	1,500	59,640
Toyota Motor Corp.	287,100	14,153,610
Toyota Tsusho Corp.	1,700	36,600
Trend Micro, Inc.	800	28,611
Tsuruha Holdings, Inc.	300	36,327
Unicharm Corp.	3,500	78,637
United Urban Investment Corp.	33	59,445
USS Co. Ltd.	2,500	41,316
Welcia Holdings Co. Ltd.	400	25,289
West Japan Railway Co.	1,500	95,060
Yahoo Japan Corp.	11,000	48,778
Yakult Honsha Co. Ltd.	1,100	57,170
Yamada Denki Co. Ltd.	6,100	32,201
Yamaguchi Financial Group, Inc.	3,000	28,369
Yamaha Corp.	1,400	37,735
Yamaha Motor Co. Ltd.	713,400	10,882,712
Yamato Holdings Co. Ltd.	3,100	71,179
Yamazaki Baking Co. Ltd.	1,000	27,918
Yaskawa Electric Corp.	1,900	24,807
Yokogawa Electric Corp.	2,000	22,554
Yokohama Rubber Co. Ltd.	700	8,779

		453,484,734

Jersey - 0.01%
Phoenix Group Holdings	1,892	20,322
Randgold Resources Ltd.	974	109,300

		129,622

Luxembourg - 0.01%
APERSAM SA	338	11,832
ArcelorMittal (1)	15,810	72,082
B&M European Value Retail SA	4,299	14,649
Eurofins Scientific SE	57	21,117
L’Occitane International SA	4,000	8,193
Millicom International Cellular SA	592	36,313
Regus Plc	5,586	21,599
RTL Group SA	396	32,341
SES SA	2,490	53,305
Tenaris SA	4,502	65,068
Ternium SA - ADR	598	11,398

		347,897

Macau - 0.00% (3)
MGM China Holdings Ltd.	8,000	10,446
Sands China Ltd.	21,600	73,092
Wynn Macau Ltd.	11,200	16,230

		99,768

Malta - 0.00% (3)
Unibet Group Plc	2,214	20,339

Mexico - 0.92%
America Movil SAB de CV - ADR	975,690	11,961,960
Wal-Mart de Mexico SAB de CV	4,469,268	10,751,148

		22,713,108

Netherlands - 3.64%
Aalberts Industries NV	902	27,041
ABN AMRO Group NV (Acquired 04/15/2016, $39,555) (2)	1,882	30,941
Aegon NV	22,136	87,710
Akzo Nobel NV	2,433	151,141
Altice NV - Class A (1)	2,944	43,958
Altice NV - Class B (1)	1,306	19,676
ASM International NV	359	13,857
ASML Holding NV	3,063	301,518
Boskalis Westminster	892	30,438
Core Laboratories NV	104,659	12,966,204

Delta Lloyd NV	3,172	11,145
Euronext NV (Acquired 07/21/2015 through 12/04/2015, $22,978) (2)	496	18,196
Gemalto NV	657	39,804
GrandVision NV (Acquired 03/29/2016, $12,220) (2)	443	11,459
Heineken Holding NV	894	72,434
Heineken NV	2,007	184,086
ING Groep NV	36,762	380,338
InterXion Holding NV (1)	748	27,586
Koninklijke Ahold NV	526,249	11,620,982
Koninklijke DSM NV	1,791	103,324
Koninklijke KPN NV	33,831	120,589
Koninklijke Philips NV	8,961	222,559
Koninklijke Vopak NV	671	33,402
NN Group NV	3,266	89,908
NXP Semiconductors NV (1)	2,832	221,859
OCI NV (1)	590	7,993
PostNL NV (1)	3,337,682	13,615,361
QIAGEN (1)	250,179	5,456,404
QIAGEN NV (1)	186,000	4,053,380
Randstad Holding NV	1,162	46,470
Royal Dutch Shell Plc	383,739	10,539,509
Royal Dutch Shell Plc - Class A	528,039	14,484,395
Royal Dutch Shell Plc - Class B	525,459	14,517,761
SBM Offshore NV	1,161	13,455
VimpelCom Ltd. - ADR	301	1,168
Wolters Kluwer NV	2,970	120,259

		89,686,310

New Zealand - 0.01%
Auckland International Airport Ltd.	8,068	37,531
Contact Energy Ltd.	8,255	30,647
Fisher & Paykel Healthcare Corp. Ltd.	5,251	37,727
Fletcher Building Ltd.	5,797	35,657
Fonterra Co-operative Group Ltd.	3,246	12,686
Meridian Energy Ltd.	17,316	32,680
Mighty River Power Ltd.	8,829	19,055
Ryman Healthcare Ltd.	2,638	17,608
Spark New Zealand Ltd.	16,527	42,006

		265,597

Norway - 0.17%
DNB ASA	10,498	125,659
Gjensidige Forsikring ASA	1,495	24,908
Kongsberg Gruppen ASA	48	705
Marine Harvest ASA	2,972	50,130
Norsk Hydro ASA	984,898	3,605,545
Orkla ASA	8,216	73,069
Salmar ASA	793	23,598
Schibsted ASA - Class A	652	19,544
Schibsted ASA - Class B	737	21,086
Statoil ASA	9,741	168,310
Telenor ASA	6,272	103,821
Yara International ASA	1,641	52,129

		4,268,504

Philippines - 0.13%
Puregold Price Club, Inc.	3,693,700	3,309,197

Portugal - 0.31%
Banco BPI SA (1)	10,428	12,866
Banco Comercial Portugues SA (1)	378,074	7,659
EDP - Energias de Portugal SA	20,645	63,206
Galp Energia SGPS SA	2,689	37,400
Jeronimo Martins SGPS SA	477,543	7,531,722
NOS SGPS SA	2,990	18,095
Portucel SA	6,254	17,439
Sonae SGPS SA	6,523	5,124

		7,693,511

Russia - 0.36%
Evraz Plc (1)	5,290	9,723
X5 Retail Group NV - GDR (1)	619	12,412
Yandex NV (1)	401,467	8,772,054

		8,794,189

Singapore - 1.23%
Ascendas Real Estate Investment Trust	19,380	35,867
CapitaLand Commercial Trust Ltd.	24,100	26,507
CapitaLand Ltd.	24,500	56,251
CapitaLand Mall Trust	27,600	43,885

City Developments Ltd.	6,500	39,499
ComfortDelGro Corp. Ltd.	18,600	38,198
DBS Group Holdings Ltd.	16,600	195,729
Frasers Centrepoint Ltd.	9,500	10,819
Genting Singapore Plc	46,800	25,387
Global Logistic Properties Ltd.	35,100	47,387
Great Eastern Holdings Ltd.	700	10,703
Hutchison Port Holdings Trust	38,800	17,754
InterOil Corp. (1)	413	18,585
Jardine Cycle & Carriage Ltd.	800	21,885
Keppel Corp. Ltd.	16,100	66,417
Keppel REIT	15,300	11,968
Neptune Orient Lines Ltd. (1)	22,500	21,763
Olam International Ltd.	5,500	7,591
Oversea-Chinese Banking Corp. Ltd.	29,200	189,859
SATS Ltd.	4,700	14,370
Sembcorp Industries Ltd.	4,800	10,165
Sembcorp Marine Ltd.	6,600	7,680
SIA Engineering Co. Ltd.	1,400	3,831
Singapore Airlines Ltd.	4,600	36,528
Singapore Exchange Ltd.	4,900	27,912
Singapore Post Ltd.	27,200	29,806
Singapore Press Holdings Ltd.	5,900	17,386
Singapore Technologies Engineering Ltd.	12,100	28,482
Singapore Telecommunications Ltd.	3,026,600	9,348,013
StarHub Ltd.	4,500	12,698
Suntec Real Estate Investment Trust	21,800	28,806
United Industrial Corp. Ltd.	9,600	19,727
United Overseas Bank Ltd.	1,442,700	19,877,458
UOL Group Ltd.	4,000	16,305
Wilmar International Ltd.	16,200	39,436

		30,404,657

South Africa - 1.03%
Clicks Group Ltd.	770,208	6,416,657
Investec Plc	6,362	39,545
Mondi Plc	3,190	59,725
Naspers Ltd.	94,672	14,455,948

Shoprite Holdings Ltd.	390,896	4,427,253

		25,399,128

South Korea - 1.19%
Samsung Electronic Co. Ltd.	7,493	9,331,417
Samsung Fire & Marine Insurance Co. Ltd.	41,938	9,632,319
SK Hynix, Inc.	365,440	10,399,321

		29,363,057

Spain - 1.98%
Abertis Infraestructuras SA	5,534	81,779
Acciona SA	403	29,408
Acerinox SA	1,520	16,908
ACS Actividades Co.	2,081	57,080
Aena SA (Acquired 07/14/2015 through 09/04/2015, $62,625) (1)(2)	572	75,819
Almirall SA	377	5,668
Amadeus IT Holding SA	4,422	194,829
Atresmedia Corp.	940	9,188
Banco Bilbao Vizcaya Argentaria SA	62,152	356,098
Banco de Sabadell SA	53,727	71,149
Banco Popular Espanol SA	27,816	36,149
Banco Santander	947,036	3,675,158
Bankia SA	49,191	35,810
Bankinter SA	7,039	45,438
CaixaBank SA	22,643	49,905
Cellnex Telecom SAU (Acquired 07/21/2015 through 06/29/2016, $44,095) (2)	2,663	41,789
Corp. Financiera Alba SA	217	8,784
Distribuidora Internacional de Alimentacion SA	1,222,706	7,136,836
Ebro Foods SA	735	16,918
EDP Renovaveis SA	2,274	17,116
Enagas SA	184	5,621
Endesa SA	3,060	61,401
Ferrovial SA	5,942	116,333
Gamesa Corp Tecnologica SA	2,079	41,422
Gas Natural SDG SA	2,573	51,145
Grifols SA - Class B	3,147	71,489
Grupo Catalana Occidente SA	486	13,479
Iberdrola SA	1,692,016	11,542,251
Industria de Diseno Textil SA	461,398	15,500,253

Mapfre SA	8,564	18,808
Mediaset Espana Comunicacion SA	1,906	21,516
Melia Hotels International SA	2,001	21,600
Merlin Properties Socimi SA	4,176	44,069
Obrascon Huarte Lain SA	1,743	6,140
Prosegur Cia de Seguridad SA	2,360	14,223
Red Electrica Corp SA	259	23,143
Repsol SA	9,854	126,318
Tecnicas Reunidas SA	507	15,196
Telefonica SA	956,416	9,080,075
Zardoya Otis SA	1,705	16,101

		48,752,412

Sweden - 2.48%
AAK AB	336	23,986
Alfa Laval AB	2,526	39,812
Assa Abloy AB	8,545	175,795
Atlas Copco AB - Class A	413,683	10,744,235
Atlas Copco AB - Class B	3,345	79,284
Autoliv, Inc.	894	96,060
Axfood AB	811	15,577
BillerudKorsnas AB	1,090	16,266
Boliden AB	2,740	53,551
Castellum AB	2,019	28,706
Electrolux AB	2,511	68,462
Elekta AB	3,552	28,894
Fabege AB	1,421	24,168
Fastighets AB Balder (1)	776	19,665
Fingerprint Cards AB (1)	2,833	27,736
Getinge AB	1,784	36,833
Hennes & Mauritz AB	8,931	262,757
Hexagon AB	2,710	99,175
Hexpol AB	1,535	15,763
Holmen AB	417	13,376
Hufvudstaden AB	1,824	28,629
Husqvarna AB - Class A	924	6,837
Husqvarna AB - Class B	3,316	24,693
ICA Gruppen AB	822	27,549

Investment AB Latour	646	24,342
Investor AB	199,888	6,715,396
Kinnevik AB	473,520	11,319,327
L E Lundbergforetagen AB	300	17,111
Lifco AB	619	17,817
Lundin Petroleum AB (1)	2,143	39,052
Meda AB	2,517	45,641
Modern Times Group MTG AB	56,709	1,507,406
NCC AB - Class A	63	1,458
NCC AB - Class B	605	14,048
Nibe Industrier AB	2,452	20,390
Nordea Bank AB	30,851	261,729
Ratos AB	2,237	10,914
Saab AB	600	18,711
Sandvik AB	10,084	100,960
Securitas AB	2,835	43,766
Skandinaviska Enskilda Banken AB	14,991	130,957
Skanska AB	3,144	65,832
SKF AB	3,617	57,955
SSAB AB (1)	2,758	5,183
SSAB AB - Class A (1)	2,792	6,502
SSAB AB - Class B (1)	361	688
Svenska Cellulosa AB SCA	5,679	182,470
Svenska Handelsbanken AB	905,900	10,998,092
Swedbank AB	10,128	212,719
Swedish Match AB	124,931	4,359,856
Swedish Orphan Biovitrum AB (1)	1,343	16,487
Tele2 AB	3,709	32,563
Telefonaktiebolaget LM Ericsson - Class A	1,255	9,332
Telefonaktiebolaget LM Ericsson - Class B	27,356	210,164
TeliaSonera AB	2,649,073	12,544,626
Trelleborg AB	2,758	48,942
Volvo AB	15,331	152,303
Volvo AB	1,664	16,477
Wallenstam AB	2,939	23,907

		61,190,932

Switzerland - 9.31%
ABB Ltd.	703,517	13,924,078
Actelion Ltd.	1,015	170,924
Adecco SA	252,935	12,757,557
Allreal Holding AG	105	14,525
Alpiq Holding AG (1)	338	23,585
Aryzta AG	608	22,469
Baloise Holding AG	426	47,448
Banque Catonale Vaudoise	31	20,754
Barry Callebaut AG	19	23,394
Basellandschaftliche Kantonalbank	2	1,886
Berner Kantonalbank AG	44	8,443
Bucher Industries AG	53	12,408
Chocoladefabriken Lindt & Spruengli AG	9	53,677
Chocoladefabriken Lindt & Spruengli AG - REG	1	71,463
Chubb Ltd.	130,278	17,028,637
Cie Financiere Richemont SA	77,960	4,563,366
Clariant AG	2,076	35,083
Coca-Cola HBC AG	1,638	33,144
Credit Suisse Group AG	19,530	208,042
DKSH Holding AG	352	23,059
dorma+kaba Holding AG	34	23,753
Dufry AG (1)	366	43,775
Emmi AG	38	23,168
EMS-Chemie Holding AG	86	44,402
Flughafen Zuerich AG	180	31,855
Galenica AG	35	47,183
GAM Holding AG	1,529	16,323
Geberit AG	356	134,839
Georg Fischer AG	48	38,372
Givaudan SA	90	181,217
Glencore Plc	109,932	226,584
Graubuendner Kantonalbank	9	15,985
Helvetia Holding AG	68	35,377
Julius Baer Group Ltd.	1,894	76,230
Kuehne & Nagel International AG	484	67,813
LafargeHolcim Ltd.	4,967	207,807
Lonza Group AG	514	85,381

Luzerner Kantonalbank AG	16	6,751
Nestle SA	642,396	49,771,772
Novartis AG	379,564	31,328,663
Novartis AG - Sponsored ADR	173,550	14,319,611
OC Oerlikon Corp. AG	1,593	13,987
Panalpina Welttransport Holding AG	109	13,048
Partners Group Holding AG	163	69,856
PSP Swiss Property AG	415	40,266
Roche Holding AG - BR	261	69,353
Roche Holding AG - Genusschein	112,048	29,567,207
Schindler Holding AG	61	11,101
Schindler Holding AG	41,529	7,518,742
SFS Group AG	146	10,249
SGS SA	5,104	11,691,994
Sika AG	21	88,054
Sonova Holding AG	519	68,884
St Galler Kantonalbank AG	13	5,032
STMicroelectronics NV	5,598	32,875
Straumann Holding AG	70	27,616
Sulzer AG	54,966	4,769,742
Sunrise Communications Group AG (Acquired 07/21/2015 through 03/29/2016, $23,717) (2)	319	20,396
Swatch Group AG - BR	17,063	4,965,365
Swatch Group AG - REG	492	28,176
Swiss Life Holding AG	309	71,409
Swiss Prime Site	550	49,791
Swiss Re AG	3,137	273,987
Swisscom AG	200	99,361
Syngenta AG	32,761	12,575,264
TE Connectivity Ltd.	3,440	196,458
Temenos Group AG	412	20,564
UBS Group AG	33,153	430,180
Wolseley Plc	2,544	131,738
Zurich Insurance Group AG	44,249	10,946,439

		229,577,937

Taiwan - 2.20%
Delta Electronics, Inc. - GDR	282,368	6,861,020
Hon Hai Precision Industry Co. Ltd. - GDR	1,118,705	5,660,300

Taiwan Semiconductor Manufacturing Co. Ltd.	384,000	1,935,244
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,515,577	39,753,585

		54,210,149

Thailand - 0.73%
Bangkok Bank Plc	2,830,300	12,812,815
Thai Beverage Plc	7,742,900	5,250,395

		18,063,210

United Kingdom - 15.74%
3I Group Plc	9,339	68,522
AA Plc	4,082	13,069
Aberdeen Asset Management Plc	9,975	37,425
Admiral Group Plc	2,209	60,063
Aggreko Plc	2,078	35,540
Amec Foster Wheeler Plc	3,886	25,551
Anglo American Plc	13,519	132,517
ARM Holdings Plc - ADR	238,250	10,842,758
ARM Holdings Plc - ADR	899,921	13,669,622
Ashmore Group Plc	3,529	14,051
Ashtead Group Plc	4,652	66,449
ASOS Plc (1)	235,215	12,565,048
Associated British Foods Plc	3,518	128,191
AstraZeneca Plc	319,429	19,096,685
Auto Trader Group (Acquired 07/14/2015 through 06/20/2016, $7,609,648) (2)	1,465,611	6,928,393
Aviva Plc	39,628	208,892
Babcock International Group Plc	4,323	52,266
BAE Systems Plc	31,399	219,812
Balfour Beatty Plc (1)	6,980	20,063
Barclays Plc	159,863	297,329
Barratt Developments Plc	8,611	46,793
BBA Aviation Plc	10,176	30,112
Beazley Plc	4,397	21,377
Bellway Plc	999	25,342
Berendsen Plc	1,356	22,031
Berkeley Group Holdings Plc	1,205	40,690
Booker Group Plc	19,375	44,869
BP Plc	5,554,734	32,514,897
British American Tobacco Plc	18,968	1,229,683

British Land Co. Plc	9,210	74,779
Britvic Plc	3,118	24,399
BT Group Plc	79,472	436,828
BTG Plc (1)	3,730	36,026
Bunzl Plc	3,120	95,998
Burberry Group Plc	324,535	5,048,306
Capita Plc	523,279	6,742,753
Capital & Counties Properties Plc	7,262	28,913
Centrica Plc	47,820	144,608
Close Brothers Group Plc	1,342	20,343
CNH Industrial NV	8,751	63,477
Cobham Plc	14,140	29,791
Coca-Cola European Partners Plc	2,039	72,772
Compass Group Plc	632,396	12,031,643
Croda International Plc	1,283	53,859
CYBG Plc (1)	8,829	27,414
Daily Mail & General Trust Plc	3,530	28,180
Derwent London Plc	1,193	41,621
Diageo Plc	479,030	13,382,087
Dialog Semiconductor Plc (1)	811	24,300
Direct Line Insurance Group Plc	12,519	57,878
Dixons Carphone Plc	8,125	34,873
Drax Group Plc	3,946	17,126
DS Smith Plc	9,048	46,812
Dunelm Group Plc	820	8,608
easyJet Plc	2,297	33,379
Essentra Plc	2,583	17,722
Fiat Chrysler Automobiles NV	8,186	50,389
G4S Plc	14,220	34,844
GKN Plc	16,332	59,048
GlaxoSmithKline Plc	681,375	14,632,607
Great Portland Estates Plc	3,108	26,015
Greene King Plc	2,752	28,659
Halma Plc	3,284	44,666
Hammerson Plc	6,597	47,516
Hargreaves Lansdown Plc	688,809	11,490,101
Hays Plc	14,916	19,489

Henderson Group Plc	13,034	37,055
Howden Joinery Group Plc	6,472	33,241
HSBC Holdings Plc	1,950,347	12,083,539
ICAP Plc	4,907	27,610
IG Group Holdings Plc	3,234	35,019
Imagination Technologies Group Plc (1)	1,211,787	3,133,640
IMI Plc	2,474	32,061
Imperial Tobacco Group Plc	9,089	492,924
Inchcape Plc	3,607	30,329
Indivior Plc	7,122	23,964
Informa Plc	7,042	68,669
Inmarsat Plc	3,858	41,577
InterContinental Hotels Group Plc	1,708	62,992
Intermediate Capital Group Plc	3,941	25,821
International Consolidated Airlines Group SA	7,532	37,357
Intertek Group Plc	145,218	6,766,220
Intu Properties Plc	8,266	32,137
ITV Plc	4,978,926	11,937,909
J Sainsbury Plc	13,294	41,414
Jardine Lloyd Thompson Group Plc	959	12,015
John Wood Group Plc	486,428	4,477,664
Johnson Matthey Plc	241,028	9,040,338
Jupiter Fund Management Plc	926,933	4,551,742
Just Eat Plc (1)	5,220	29,799
Kingfisher Plc	1,898,268	8,153,263
Land Securities Group Plc	7,784	108,319
Legal & General Group Plc	55,019	140,855
Liberty Global Plc (1)	2,195	71,320
Liberty Global Plc - Class A (1)	360,587	10,478,658
Liberty Global Plc - Series C (1)	5,932	169,952
Liberty Global Plc LiLAC - Class A (1)	45,867	1,479,670
Lloyds Banking Group Plc	14,261,895	10,329,806
London Stock Exchange Group Plc	2,970	100,917
Man Group Plc	12,011	18,661
Manchester United Plc	847	13,493
Markit Ltd. (1)	934	30,448
Marks & Spencer Group Plc	14,326	61,352

Meggitt Plc	7,821	42,511
Melrose Industries Plc	1	3
Merlin Entertainments Plc (Acquired 07/20/2015 through 03/29/2016, $39,997) (2)	5,987	35,258
Micro Focus International Plc	2,437	52,576
Millennium & Copthorne Hotels Plc	3,693	19,791
Moneysupermarket.com Group Plc	5,710	20,688
National Grid Plc	719,434	10,579,565
Next Plc	1,520	100,436
Ocado Group Plc (1)	5,217	16,097
Old Mutual Plc	46,489	125,589
Pearson Plc	7,252	94,335
Pennon Group Plc	3,349	42,356
Persimmon Plc	3,200	62,054
Petrofac Ltd.	2,276	23,658
Provident Financial Plc	1,276	39,344
Prudential Plc	24,416	414,315
Reckitt Benckiser Group Plc	196,601	19,713,607
RELX NV	8,754	151,450
RELX Plc	10,450	192,432
Rentokil Initial Plc	15,166	39,165
Rightmove Plc	186,416	9,104,781
Rio Tinto Ltd.	3,889	134,523
Rio Tinto Plc	11,718	364,040
Rolls-Royce Holdings Plc (1)	16,717	159,564
Rotork Plc	5,760	16,676
Royal Bank of Scotland Group Plc (1)	3,455,661	7,831,102
Royal Mail Plc	12,545	84,285
RPC Group Plc	2,005	20,985
RSA Insurance Group Plc	10,582	70,925
SABMiller Plc	9,501	554,093
Saga Plc	11,632	29,919
Sage Group Plc	10,012	86,540
Schroders Plc	1,046	33,054
Schroders Plc - Non Voting	667	16,127
Segro Plc	7,305	40,491
Serco Group Plc (1)	7,265	10,812
Severn Trent Plc	2,439	79,583

Shaftesbury Plc	2,548	29,984
Sky Plc	9,679	109,987
Smith & Nephew Plc	8,277	140,554
Smiths Group Plc	3,710	57,332
Spectris Plc	1,411	34,346
Spirax-Sarco Engineering Plc	735	36,805
Sports Direct International Plc (1)	2,036	8,718
SSE Plc	9,346	194,521
St James’s Place Plc	4,895	51,622
Stagecoach Group Plc	3,449	10,667
Standard Chartered Plc	24,903	188,939
Standard Life Plc	20,409	80,521
STERIS Plc	910	62,563
Subsea 7 SA (1)	2,000	19,659
TalkTalk Telecom Group Plc	5,930	17,304
Tate & Lyle Plc	4,246	37,964
Taylor Wimpey Plc	34,194	60,663
Tesco Plc (1)	12,107,122	28,434,886
Thomas Cook Group Plc (1)	9,717	8,166
Travis Perkins Plc	2,212	43,643
Tullow Oil Plc (1)	6,706	23,651
UBM Plc	3,907	33,505
Unilever NV	14,409	670,160
Unilever Plc	496,209	23,776,050
Unilever Plc - Sponsored ADR	330,600	15,839,046
United Utilities Group Plc	6,572	91,091
Vodafone Group Plc	3,393,614	10,346,703
Weir Group Plc	463,516	8,952,143
WH Smith Plc	970	20,378
Whitbread Plc	1,605	75,097
William Hill Plc	8,868	30,546
Willis Towers Watson Plc	1,260	156,631
WM Morrison Supermarkets Plc	20,319	51,009
Worldpay Group Plc (Acquired 12/18/2015, $39,349) (1)(2)	8,804	32,044
WPP Plc	12,614	262,895

		388,120,142

United States - 1.98%
Amdocs Ltd.	220,747	12,741,517
Carnival Plc	274,986	12,198,386
Flextronics International Ltd. (1)	5,863	69,183
Mettler-Toledo International, Inc. (1)	27,618	10,078,361
Samsonite International SA	12,000	33,226
Schlumberger Ltd.	164,320	12,994,426
Seagate Technology Plc	2,740	66,746
Sensata Technologies Holding NV (1)	1,551	54,114
Shire Plc	8,467	523,284

		48,759,243

Total Common Stocks (Cost $2,500,218,320)		$2,337,547,658

PREFERRED STOCKS - 0.01%

Germany - 0.01%
Volkswagen AG- Preference	1,750	$211,961

Japan - 0.00% (3)
Shinkin Central Bank	4	8,727

Spain - 0.00% (3)
Grifols SA	2,470	41,432

Total Preferred Stocks (Cost $371,737)		$262,120

RIGHTS - 0.00% (3)

Australia - 0.00% (3)
Vocus Communications Ltd. (1)(4)	525	$419

Spain - 0.00% (3)
Abertis Infraestructuras SA (1)	5,520	4,043

Total Rights (Cost $4,674)		$4,462

SHORT-TERM INVESTMENTS - 4.44%

Money Market Funds - 4.44%
Goldman Sachs Financial Square Government Fund - Class I , 0.29% (5)	54,678,792	$54,678,792
JPMorgan U.S. Government Money Market Fund - Class I , 0.30% (5)	54,678,793	54,678,793

Total Short-Term Investments (Cost $109,357,585)		$109,357,585

TOTAL INVESTMENTS IN SECURITIES - 99.23% (Cost $2,609,952,316)		$2,447,171,825
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.77%		19,017,272

TOTAL NET ASSETS - 100.00%		$2,466,189,097

Percentages	are stated as a percent of net assets.

ADR	American Depository Receipt

GDR	Global Depository Receipt
(1)	Non-income producing security.
(2)	Restricted securitiy as defined in rule 144A under the Securities Act of 1933. The value of these securities total $13,898,692 which represents 0.56% of total net assets.
(3)	Amount less than 0.005%.
(4)	The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund’s Board of Trustees. These securities represent $30,634 or 0.00% of the Fund’s net assets and are classified as Level 3 securities.
(5)	Represents annualized seven-day yield as of the close of the reporting period.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

the Bridge Builder Trust

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of the Bridge Builder Core Bond Fund, Bridge Builder Core Plus Bond Fund, Bridge Builder Municipal Bond Fund, Bridge Builder Large Cap Growth Fund, Bridge Builder Large Cap Value Fund, Bridge Builder Small/Mid Cap Growth Fund, Bridge Builder Small/Mid Cap Value Fund and Bridge Builder International Equity Fund (hereafter referred to as the “Funds”) at June 30, 2016, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedules of investments (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Chicago, IL

August 25, 2016

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Bridge Builder Trust

By (Signature and Title)*	/s/ Ryan Robson
Ryan Robson, President

Date 8/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan Robson
Ryan Robson, President

Date 8/26/2016

By (Signature and Title)*	/s/ Aaron Masek
Aaron Masek, Treasurer

Date 8/26/2016

*	Print the name and title of each signing officer under his or her signature.